                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                 Investment Company Act file number 811-03605

                         Northern Institutional Funds
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                            50 South LaSalle Street
                               Chicago, IL 60603
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                         Lloyd A. Wennlund, President
                         Northern Institutional Funds
                            50 South LaSalle Street
                               Chicago, IL 60603
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (312) 557-7547

                     Date of fiscal year end: November 30

                    Date of reporting period: May 31, 2007

Item 1. Reports to Stockholders.

[Insert Semi-Annual Reports]

                                                        MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS


 2  STATEMENTS OF ASSETS AND LIABILITIES

 3  STATEMENTS OF OPERATIONS

 4  STATEMENTS OF CHANGES IN NET ASSETS

 6  FINANCIAL HIGHLIGHTS

15  SCHEDULES OF INVESTMENTS

    15   DIVERSIFIED ASSETS PORTFOLIO

    23   GOVERNMENT PORTFOLIO

    25   GOVERNMENT SELECT PORTFOLIO

    27   TAX-EXEMPT PORTFOLIO

    36   MUNICIPAL PORTFOLIO

58  ABBREVIATIONS AND OTHER INFORMATION

59  NOTES TO THE FINANCIAL STATEMENTS

64  FUND EXPENSES

66  TRUSTEES AND OFFICERS

    66   APPROVAL OF ADVISORY AGREEMENT

68  FOR MORE INFORMATION


The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,
not affiliated with Northern Trust

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1   MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES                  MAY 31, 2007 (UNAUDITED)

                                         DIVERSIFIED             GOVERNMENT
Amounts in thousands,                      ASSETS    GOVERNMENT    SELECT   TAX-EXEMPT MUNICIPAL
except per share data                     PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO
---------------------                    ----------- ----------  ---------- ---------- ----------
ASSETS:
Investments, at amortized cost           $11,995,810 $2,141,151  $6,191,242  $924,367  $4,799,140
Repurchase agreements, at cost which
  approximates fair value                  1,917,726    719,855          --        --          --
Cash                                              --        312           6        78          --
Interest income receivable                    85,533     10,877      17,185     5,605      22,344
Dividend income receivable                        --         --          --        31         394
Receivable for securities sold                    --         --          --       136       6,152
Receivable from affiliated administrator          57         31          88        16          39
Prepaid custody fees                              --         --          --        --          14
Prepaid and other assets                          50         30          29        14          27
Total Assets                              13,999,176  2,872,256   6,208,550   930,247   4,828,110
                                         ----------- ----------  ----------  --------  ----------
LIABILITIES:
Cash overdraft                                   971         --          --        --          53
Payable for securities purchased             121,536     89,140     115,374     2,029     120,751
Distributions payable to shareholders         57,988     11,700      26,214     2,807      13,425
Payable to affiliates:
   Investment advisory fees                    2,898        600         526       200         371
   Co-administration fees                      1,159        240         526        80         371
   Custody and accounting fees                    25         28          22         6          --
   Transfer agent fees                            31          8          19         1           2
   Trustee fees                                   52         17          27         5           7
Accrued other liabilities                        276         82         213        18          37
Total Liabilities                            184,936    101,815     142,921     5,146     135,017
                                         ----------- ----------  ----------  --------  ----------
Net Assets                               $13,814,240 $2,770,441  $6,065,629  $925,101  $4,693,093
                                         ----------- ----------  ----------  --------  ----------
ANALYSIS OF NET ASSETS:
Capital stock                            $13,814,142 $2,770,460  $6,065,610  $925,121  $4,692,793
Accumulated undistributed net
  investment income (loss)                        --         --          --        (2)        201
Accumulated realized gains (losses)               98        (19)         19       (18)         99
Net Assets                               $13,814,240 $2,770,441  $6,065,629  $925,101  $4,693,093
                                         ----------- ----------  ----------  --------  ----------
Net Assets:

   Shares                                $13,614,794 $2,640,265  $5,766,217  $921,744  $4,650,629
   Service Shares                            173,442    126,563      77,645     3,357      42,074
   Premier Shares                             26,004      3,613     221,767        --         390

Total Shares Outstanding (no par value,
  unlimited shares authorized):
   Shares                                 13,614,699  2,640,252   5,766,193   921,754   4,650,339
   Service Shares                            173,442    126,563      77,644     3,358      42,066
   Premier Shares                             26,003      3,613     221,765        --         390

Net Asset Value, Redemption and
  Offering Price Per Share:

   Shares                                $      1.00 $     1.00  $     1.00  $   1.00  $     1.00
   Service Shares                               1.00       1.00        1.00      1.00        1.00
   Premier Shares                               1.00       1.00        1.00        --        1.00

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS             SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)

                                         DIVERSIFIED            GOVERNMENT
                                           ASSETS    GOVERNMENT   SELECT   TAX-EXEMPT MUNICIPAL
Amounts in thousands                      PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
--------------------                     ----------- ---------- ---------- ---------- ---------
INVESTMENT INCOME:
Interest income                           $382,624    $80,036    $149,259   $12,029    $67,328
Dividend income                                 --         --          --       228        392
   Total Investment Income                 382,624     80,036     149,259    12,257     67,720
                                          --------    -------    --------   -------    -------
EXPENSES:
Investment advisory fees                    17,830      3,743       5,709       827      3,674
Co-administration fees                       7,132      1,497       2,853       331      1,834
Custody and accounting fees                    670        179         271        39        151
Transfer agent fees                             96         34          46         9         10
Registration fees                               23         21          22        20         25
Printing fees                                   61         16          30         4         12
Professional fees                              107         35          62        10         24
Trustee fees and expenses                       93         31          54         9         21
Shareholder servicing fees                     270        153         555         5         62
Other                                          127         57          74        13         22
                                          --------    -------    --------   -------    -------
Total Expenses                              26,409      5,766       9,676     1,267      5,835
   Less voluntary waivers of investment
     advisory fees                              --         --      (2,856)       --     (1,840)
   Less expenses reimbursed by
     administrator                            (536)      (162)       (465)      (84)      (181)
   Less custodian credits                     (535)      (179)        (43)       (8)       (62)
   Net Expenses                             25,338      5,425       6,312     1,175      3,752
                                          --------    -------    --------   -------    -------
Net Investment Income                      357,286     74,611     142,947    11,082     63,968
                                          --------    -------    --------   -------    -------
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on
  investments                                    8          7          23        (5)        99
   Net Realized Gains (Losses) on
     Investments                                 8          7          23        (5)        99
                                          --------    -------    --------   -------    -------
Net Increase in Net Assets Resulting
  from Operations                         $357,294    $74,618    $142,970   $11,077    $64,067
                                          --------    -------    --------   -------    -------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                DIVERSIFIED
                                                   ASSETS                  GOVERNMENT
                                                 PORTFOLIO                 PORTFOLIO
                                         -------------------------  -----------------------
Amounts in thousands                         2007         2006          2007        2006
--------------------                     -----------  ------------  -----------  ----------
OPERATIONS:
Net investment income                    $   357,286  $    523,231  $    74,611  $  130,075
Net realized gains (losses) on
  investment transactions                          8            96            7         (26)
   Net Increase in Net Assets Resulting
     from Operations                         357,294       523,327       74,618     130,049
                                         -----------  ------------  -----------  ----------
CAPITAL SHARE TRANSACTIONS: /(1)/
Net increase (decrease) in net assets
  resulting from Shares transactions       1,073,704     1,932,812     (245,019)    116,507
Net increase (decrease) in net assets
  resulting from Service Shares
  transactions                                42,351         7,303       22,360      16,706
Net increase (decrease) in net assets
  resulting from Premier Shares
  transactions                                 3,339       (26,517)        (502)    (11,955)
   Net Increase (Decrease) in Net
     Assets Resulting from Capital
     Share Transactions                    1,119,394     1,913,598     (223,161)    121,258
                                         -----------  ------------  -----------  ----------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income                  (352,830)     (516,839)     (71,809)   (125,830)
   Total Distributions to Shares
     Shareholders                           (352,830)     (516,839)     (71,809)   (125,830)
                                         -----------  ------------  -----------  ----------
DISTRIBUTIONS TO SERVICE SHARES
  SHAREHOLDERS:
From net investment income                    (3,857)       (5,790)      (2,718)     (4,087)
   Total Distributions to Service
     Shares Shareholders                      (3,857)       (5,790)      (2,718)     (4,087)
                                         -----------  ------------  -----------  ----------
DISTRIBUTIONS TO PREMIER SHARES
  SHAREHOLDERS:
From net investment income                      (599)         (934)         (84)       (212)
   Total Distributions to Premier
     Shares Shareholders                        (599)         (934)         (84)       (212)
                                         -----------  ------------  -----------  ----------
Total Increase (Decrease) in Net Assets    1,119,402     1,913,362     (223,154)    121,178

NET ASSETS:
Beginning of Period                       12,694,838    10,781,476    2,993,595   2,872,417
End of Period                            $13,814,240  $ 12,694,838  $ 2,770,441  $2,993,595
                                         -----------  ------------  -----------  ----------
Accumulated Undistributed Net
  Investment Income (Loss)               $        --  $         --  $        --  $       --
                                         -----------  ------------  -----------  ----------

--------
(1) The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                         OR FISCAL YEAR ENDED NOVEMBER 30, 2006

                                               GOVERNMENT
                                                 SELECT              TAX-EXEMPT             MUNICIPAL
                                               PORTFOLIO             PORTFOLIO              PORTFOLIO
                                         ---------------------  -------------------  ----------------------
Amounts in thousands                        2007       2006       2007       2006       2007        2006
--------------------                     ---------- ----------  --------  ---------  ----------  ----------
OPERATIONS:
Net investment income                    $  142,947 $  221,624  $ 11,082  $  20,775  $   63,968  $   62,386
Net realized gains (losses) on
  investment transactions                        23         11        (5)         9          99         172
   Net Increase in Net Assets Resulting
     from Operations                        142,970    221,635    11,077     20,784      64,067      62,558
                                         ---------- ----------  --------  ---------  ----------  ----------
CAPITAL SHARE TRANSACTIONS: /(1)/
Net increase (decrease) in net assets
  resulting from Shares transactions      1,052,784    653,305   372,401   (135,642)  2,196,403   1,358,817
Net increase (decrease) in net assets
  resulting from Service Shares
  transactions                                9,350     (1,225)     (667)      (746)    (13,110)    (34,264)
Net increase (decrease) in net assets
  resulting from Premier Shares
  transactions                              (48,549)    (1,740)       --         --         (33)        131
   Net Increase (Decrease) in Net
     Assets Resulting from Capital
     Share Transactions                   1,013,585    650,340   371,734   (136,388)  2,183,260   1,324,684
                                         ---------- ----------  --------  ---------  ----------  ----------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income                 (137,040)  (209,204)  (11,018)   (20,809)    (63,181)    (60,327)
   Total Distributions to Shares
     Shareholders                          (137,040)  (209,204)  (11,018)   (20,809)    (63,181)    (60,327)
                                         ---------- ----------  --------  ---------  ----------  ----------
DISTRIBUTIONS TO SERVICE SHARES
  SHAREHOLDERS:
From net investment income                   (1,705)    (3,641)      (64)      (120)       (781)     (2,051)
   Total Distributions to Service
     Shares Shareholders                     (1,705)    (3,641)      (64)      (120)       (781)     (2,051)
                                         ---------- ----------  --------  ---------  ----------  ----------
DISTRIBUTIONS TO PREMIER SHARES
  SHAREHOLDERS:
From net investment income                   (4,197)    (8,784)       --         --          (7)        (12)
   Total Distributions to Premier
     Shares Shareholders                     (4,197)    (8,784)       --         --          (7)        (12)
                                         ---------- ----------  --------  ---------  ----------  ----------
Total Increase (Decrease) in Net Assets   1,013,613    650,346   371,729   (136,533)  2,183,358   1,324,852

NET ASSETS:
Beginning of Period                       5,052,016  4,401,670   553,372    689,905   2,509,735   1,184,883
End of Period                            $6,065,629 $5,052,016  $925,101  $ 553,372  $4,693,093  $2,509,735
                                         ---------- ----------  --------  ---------  ----------  ----------
Accumulated Undistributed Net
  Investment Income (Loss)               $       -- $       (5) $     (2) $      (2) $      201  $      202
                                         ---------- ----------  --------  ---------  ----------  ----------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO                                                      SHARES
----------------------------                 --------------------------------------------------------------------------------
Selected per share data                          2007           2006            2005        2004         2003         2002
-----------------------                      -----------  -----------       -----------  ----------  -----------  -----------
Net Asset Value, Beginning of Period         $      1.00  $      1.00       $      1.00  $     1.00  $      1.00  $      1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.02         0.05              0.03        0.01         0.01         0.02
   Total from Investment Operations                 0.02         0.05              0.03        0.01         0.01         0.02
                                             -----------  -----------       -----------  ----------  -----------  -----------
LESS DISTRIBUTIONS PAID:
   From net investment income                      (0.02)       (0.05)            (0.03)      (0.01)       (0.01)       (0.02)
       Total Distributions Paid                    (0.02)       (0.05)            (0.03)      (0.01)       (0.01)       (0.02)
                                             -----------  -----------       -----------  ----------  -----------  -----------
Net Asset Value, End of Period               $      1.00  $      1.00       $      1.00  $     1.00  $      1.00  $      1.00
                                             -----------  -----------       -----------  ----------  -----------  -----------
Total Return /(1)/                                  2.52%        4.70%             2.78%       1.00%        0.96%        1.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $13,614,794  $12,541,081       $10,608,494  $9,278,804  $10,211,783  $10,861,104
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements and
     credits                                        0.35%        0.35%/(3)/        0.35%       0.35%        0.35%        0.35%
   Expenses, before reimbursements and
     credits                                        0.37%        0.37%             0.37%       0.37%        0.37%        0.37%
   Net investment income, net of
     reimbursements and credits                     5.01%        4.61%             2.75%       0.99%        0.97%        1.76%
   Net investment income, before
     reimbursements and credits                     4.99%        4.59%             2.73%       0.97%        0.95%        1.74%

                                                                                  SERVICE
                                             --------------------------------------------------------------------------------
Selected per share data                          2007           2006            2005        2004         2003         2002
-----------------------                      -----------  -----------       -----------  ----------  -----------  -----------
Net Asset Value, Beginning of Period         $      1.00  $      1.00       $      1.00  $     1.00  $      1.00  $      1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.02         0.04              0.02        0.01         0.01         0.01
   Total from Investment Operations                 0.02         0.04              0.02        0.01         0.01         0.01
                                             -----------  -----------       -----------  ----------  -----------  -----------
LESS DISTRIBUTIONS PAID:
   From net investment income                      (0.02)       (0.04)            (0.02)      (0.01)       (0.01)       (0.01)
       Total Distributions Paid                    (0.02)       (0.04)            (0.02)      (0.01)       (0.01)       (0.01)
                                             -----------  -----------       -----------  ----------  -----------  -----------
Net Asset Value, End of Period               $      1.00  $      1.00       $      1.00  $     1.00  $      1.00  $      1.00
                                             -----------  -----------       -----------  ----------  -----------  -----------
Total Return /(1)/                                  2.39%        4.43%             2.51%       0.74%        0.70%        1.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $   173,442  $   131,092       $   123,798  $  109,686  $    82,872  $   104,157
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements and
     credits                                        0.61%        0.61%/(3)/        0.61%       0.61%        0.61%        0.61%
   Expenses, before reimbursements and
     credits                                        0.63%        0.63%             0.63%       0.63%        0.63%        0.63%
   Net investment income, net of
     reimbursements and credits                     4.75%        4.35%             2.49%       0.73%        0.71%        1.50%
   Net investment income, before
     reimbursements and credits                     4.73%        4.33%             2.47%       0.71%        0.69%        1.48%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) The net expense ratio includes custodian credits of approximately $806,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

DIVERSIFIED ASSETS PORTFOLIO                                       PREMIER
----------------------------             -------------------------------------------------------------
Selected per share data                    2007     2006          2005   2004 /(4)/ 2003 /(4)/   2002
-----------------------                  -------  -------       -------  ---------  ---------  -------
Net Asset Value, Beginning of Period     $  1.00  $  1.00       $  1.00   $  1.00    $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.02     0.04          0.02        --         --      0.01
   Total from Investment Operations         0.02     0.04          0.02        --         --      0.01
                                         -------  -------       -------   -------    -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income              (0.02)   (0.04)        (0.02)       --         --     (0.01)
   Total Distributions Paid                (0.02)   (0.04)        (0.02)       --         --     (0.01)
                                         -------  -------       -------   -------    -------   -------
Net Asset Value, End of Period           $  1.00  $  1.00       $  1.00   $  1.00    $  1.00   $  1.00
                                         -------  -------       -------   -------    -------   -------
Total Return /(1)/                          2.26%    4.17%         2.25%     0.48%      0.44%     1.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period  $26,004  $22,665       $49,184   $12,196    $20,392   $21,752
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements and
     credits                                0.87%    0.87%/(3)/    0.87%     0.87%      0.87%     0.87%
   Expenses, before reimbursements and
     credits                                0.89%    0.89%         0.89%     0.89%      0.89%     0.89%
   Net investment income, net of
     reimbursements and credits             4.49%    4.09%         2.23%     0.47%      0.45%     1.24%
   Net investment income, before
     reimbursements and credits             4.47%    4.07%         2.21%     0.45%      0.43%     1.22%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) The net expense ratio includes custodian credits of approximately $806,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

GOVERNMENT PORTFOLIO                                                      SHARES
--------------------              -------------------------------------------------------------------------------------
Selected per share data              2007             2006             2005             2004        2003        2002
-----------------------           ----------       ----------       ----------       ----------  ----------  ----------
Net Asset Value, Beginning
  of Period                       $     1.00       $     1.00       $     1.00       $     1.00  $     1.00  $     1.00

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income                   0.02             0.05             0.03             0.01        0.01        0.02
   Total from Investment
     Operations                         0.02             0.05             0.03             0.01        0.01        0.02
                                  ----------       ----------       ----------       ----------  ----------  ----------
LESS DISTRIBUTIONS PAID:
   From net investment income          (0.02)           (0.05)           (0.03)           (0.01)      (0.01)      (0.02)
       Total Distributions
         Paid                          (0.02)           (0.05)           (0.03)           (0.01)      (0.01)      (0.02)
                                  ----------       ----------       ----------       ----------  ----------  ----------
Net Asset Value, End of
  Period                          $     1.00       $     1.00       $     1.00       $     1.00  $     1.00  $     1.00
                                  ----------       ----------       ----------       ----------  ----------  ----------
Total Return /(1)/                      2.48%            4.65%            2.74%            0.96%       0.92%       1.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
  end of period                   $2,640,265       $2,885,277       $2,768,848       $2,441,013  $3,081,385  $2,638,730
Ratio to average net assets
  of: /(2)/
   Expenses, net of
     reimbursements and
     credits                            0.35%/(3)/       0.35%/(3)/       0.35%/(3)/       0.35%       0.35%       0.35%
   Expenses, before
     reimbursements and
     credits                            0.37%            0.38%            0.37%            0.38%       0.37%       0.38%
   Net investment income,
     net of reimbursements
     and credits                        5.00%            4.57%            2.74%            0.95%       0.91%       1.58%
   Net investment income,
     before reimbursements
     and credits                        4.98%            4.54%            2.72%            0.92%       0.89%       1.55%

                                                                         SERVICE
                                  -------------------------------------------------------------------------------------
Selected per share data              2007             2006             2005             2004        2003        2002
-----------------------           ----------       ----------       ----------       ----------  ----------  ----------
Net Asset Value, Beginning
  of Period                       $     1.00       $     1.00       $     1.00       $     1.00  $     1.00  $     1.00

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income                   0.02             0.04             0.02             0.01        0.01        0.01
   Total from Investment
     Operations                         0.02             0.04             0.02             0.01        0.01        0.01
                                  ----------       ----------       ----------       ----------  ----------  ----------
LESS DISTRIBUTIONS PAID:
   From net investment income          (0.02)           (0.04)           (0.02)           (0.01)      (0.01)      (0.01)
       Total Distributions
         Paid                          (0.02)           (0.04)           (0.02)           (0.01)      (0.01)      (0.01)
                                  ----------       ----------       ----------       ----------  ----------  ----------
Net Asset Value, End of
  Period                          $     1.00       $     1.00       $     1.00       $     1.00  $     1.00  $     1.00
                                  ----------       ----------       ----------       ----------  ----------  ----------
Total Return /(1)/                      2.35%            4.38%            2.48%            0.71%       0.66%       1.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
  end of period                   $  126,563       $  104,203       $   87,499       $   80,782  $   26,684  $   54,924
Ratio to average net assets
  of: /(2)/
   Expenses, net of
     reimbursements and
     credits                            0.61%/(3)/       0.61%/(3)/       0.61%/(3)/       0.61%       0.61%       0.61%
   Expenses, before
     reimbursements and
     credits                            0.63%            0.64%            0.63%            0.64%       0.63%       0.64%
   Net investment income,
     net of reimbursements
     and credits                        4.74%            4.31%            2.48%            0.69%       0.65%       1.32%
   Net investment income,
     before reimbursements
     and credits                        4.72%            4.28%            2.46%            0.66%       0.63%       1.29%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) The net expense ratio includes custodian credits of approximately $179,000, $342,000 and $241,000, which represents 0.01% of average net assets for the period ended May 31, 2007 and for the fiscal years ended November 30, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

GOVERNMENT PORTFOLIO                                                       PREMIER
--------------------                         --------------------------------------------------------------------
Selected per share data                       2007         2006         2005         2004/(4)/ 2003/(4)/   2002
-----------------------                      ------       ------       -------       --------  --------  --------
Net Asset Value, Beginning of Period         $ 1.00       $ 1.00       $  1.00        $ 1.00   $   1.00  $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.02         0.04          0.02            --         --      0.01
   Total from Investment Operations            0.02         0.04          0.02            --         --      0.01
                                             ------       ------       -------        ------   --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income                 (0.02)       (0.04)        (0.02)           --         --     (0.01)
       Total Distributions Paid               (0.02)       (0.04)        (0.02)           --         --     (0.01)
                                             ------       ------       -------        ------   --------  --------
Net Asset Value, End of Period               $ 1.00       $ 1.00       $  1.00        $ 1.00   $   1.00  $   1.00
                                             ------       ------       -------        ------   --------  --------
Total Return /(1)/                             2.22%        4.10%         2.22%         0.45%      0.40%     1.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $3,613       $4,115       $16,070        $3,637   $101,104  $111,828
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements and
     credits                                   0.87%/(3)/   0.87%/(3)/    0.87%/(3)/    0.87%      0.87%     0.87%
   Expenses, before reimbursements and
     credits                                   0.89%        0.90%         0.89%         0.90%      0.89%     0.90%
   Net investment income, net of
     reimbursements and credits                4.48%        4.05%         2.22%         0.43%      0.39%     1.06%
   Net investment income, before
     reimbursements and credits                4.46%        4.02%         2.20%         0.40%      0.37%     1.03%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) The net expense ratio includes custodian credits of approximately $179,000, $342,000 and $241,000, which represents 0.01% of average net assets for the period ended May 31, 2007 and for the fiscal years ended November 30, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

GOVERNMENT SELECT PORTFOLIO                                                     SHARES
---------------------------                  ---------------------------------------------------------------------------
Selected per share data                         2007        2006             2005        2004        2003        2002
-----------------------                      ----------  ----------       ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period         $     1.00  $     1.00       $     1.00  $     1.00  $     1.00  $     1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.03        0.05             0.03        0.01        0.01        0.02
   Total from Investment Operations                0.03        0.05             0.03        0.01        0.01        0.02
                                             ----------  ----------       ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.03)      (0.05)           (0.03)      (0.01)      (0.01)      (0.02)
       Total Distributions Paid                   (0.03)      (0.05)           (0.03)      (0.01)      (0.01)      (0.02)
                                             ----------  ----------       ----------  ----------  ----------  ----------
Net Asset Value, End of Period               $     1.00  $     1.00       $     1.00  $     1.00  $     1.00  $     1.00
                                             ----------  ----------       ----------  ----------  ----------  ----------
Total Return /(1)/                                 2.53%       4.72%            2.85%       1.06%       0.98%       1.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $5,766,217  $4,713,406       $4,060,096  $4,220,463  $5,390,753  $4,068,010
Ratio to average net assets of: /(2)/
   Expenses, net of waivers,
     reimbursements and credits                    0.20%       0.20%/(3)/       0.20%       0.20%       0.20%       0.20%
   Expenses, before waivers,
     reimbursements and credits                    0.32%       0.32%            0.33%       0.32%       0.32%       0.33%
   Net investment income, net of
     waivers, reimbursements and credits           5.03%       4.64%            2.80%       1.04%       0.98%       1.66%
   Net investment income, before
     waivers, reimbursements and credits           4.91%       4.52%            2.67%       0.92%       0.86%       1.53%

                                                                               SERVICE
                                             ---------------------------------------------------------------------------
Selected per share data                         2007        2006             2005        2004        2003        2002
-----------------------                      ----------  ----------       ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period         $     1.00  $     1.00       $     1.00  $     1.00  $     1.00  $     1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.02        0.04             0.03        0.01        0.01        0.01
   Total from Investment Operations                0.02        0.04             0.03        0.01        0.01        0.01
                                             ----------  ----------       ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.02)      (0.04)           (0.03)      (0.01)      (0.01)      (0.01)
       Total Distributions Paid                   (0.02)      (0.04)           (0.03)      (0.01)      (0.01)      (0.01)
                                             ----------  ----------       ----------  ----------  ----------  ----------
Net Asset Value, End of Period               $     1.00  $     1.00       $     1.00  $     1.00  $     1.00  $     1.00
                                             ----------  ----------       ----------  ----------  ----------  ----------
Total Return /(1)/                                 2.40%       4.45%            2.58%       0.80%       0.72%       1.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $   77,645  $   68,295       $   69,519  $  116,841  $  181,912  $  119,239
Ratio to average net assets of: /(2)/
   Expenses, net of waivers,
     reimbursements and credits                    0.46%       0.46%/(3)/       0.46%       0.46%       0.46%       0.46%
   Expenses, before waivers,
     reimbursements and credits                    0.58%       0.58%            0.59%       0.58%       0.58%       0.59%
   Net investment income, net of
     waivers, reimbursements and credits           4.77%       4.38%            2.54%       0.78%       0.72%       1.40%
   Net investment income, before
     waivers, reimbursements and credits           4.65%       4.26%            2.41%       0.66%       0.60%       1.27%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) The net expense ratio includes custodian credits of approximately $416,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

GOVERNMENT SELECT PORTFOLIO                                                           PREMIER
---------------------------                               ---------------------------------------------------------------
Selected per share data                                     2007      2006           2005      2004    2003 /(4)/   2002
-----------------------                                   --------  --------       --------  --------  ---------  --------
Net Asset Value, Beginning of Period                      $   1.00  $   1.00       $   1.00  $   1.00  $   1.00   $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.02      0.04           0.02      0.01        --       0.01
   Total from Investment Operations                           0.02      0.04           0.02      0.01        --       0.01
                                                          --------  --------       --------  --------  --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                                (0.02)    (0.04)         (0.02)    (0.01)       --      (0.01)
       Total Distributions Paid                              (0.02)    (0.04)         (0.02)    (0.01)       --      (0.01)
                                                          --------  --------       --------  --------  --------   --------
Net Asset Value, End of Period                            $   1.00  $   1.00       $   1.00  $   1.00  $   1.00   $   1.00
                                                          --------  --------       --------  --------  --------   --------
Total Return /(1)/                                            2.27%     4.18%          2.32%     0.54%     0.46%      1.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $221,767  $270,315       $272,055  $168,520  $217,688   $126,645
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits       0.72%     0.72%/(3)/     0.72%     0.72%     0.72%      0.72%
   Expenses, before waivers, reimbursements and credits       0.84%     0.84%          0.85%     0.84%     0.84%      0.85%
   Net investment income, net of waivers, reimbursements
     and credits                                              4.51%     4.12%          2.28%     0.52%     0.46%      1.14%
   Net investment income, before waivers, reimbursements
     and credits                                              4.39%     4.00%          2.15%     0.40%     0.34%      1.01%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) The net expense ratio includes custodian credits of approximately $416,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TAX-EXEMPT PORTFOLIO                                                   SHARES
--------------------                         ----------------------------------------------------------
Selected per share data                        2007      2006      2005      2004      2003      2002
-----------------------                      --------  --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period         $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.02      0.03      0.02      0.01      0.01      0.01
   Total from Investment Operations              0.02      0.03      0.02      0.01      0.01      0.01
                                             --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income                   (0.02)    (0.03)    (0.02)    (0.01)    (0.01)    (0.01)
       Total Distributions Paid                 (0.02)    (0.03)    (0.02)    (0.01)    (0.01)    (0.01)
                                             --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period               $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                             --------  --------  --------  --------  --------  --------
Total Return /(1)/                               1.67%     3.11%     1.98%     0.86%     0.82%     1.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $921,744  $549,349  $685,136  $616,369  $576,067  $906,147
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements and
     credits                                     0.35%     0.35%     0.35%     0.35%     0.35%     0.35%
   Expenses, before reimbursements and
     credits                                     0.38%     0.38%     0.38%     0.38%     0.38%     0.37%
   Net investment income, net of
     reimbursements and credits                  3.34%     3.00%     1.96%     0.86%     0.83%     1.31%
   Net investment income, before
     reimbursements and credits                  3.31%     2.97%     1.93%     0.83%     0.80%     1.29%

                                                                         SERVICE
                                             ----------------------------------------------------------
Selected per share data                        2007      2006      2005      2004      2003      2002
-----------------------                      --------  --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period         $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.02      0.03      0.02      0.01      0.01      0.01
   Total from Investment Operations              0.02      0.03      0.02      0.01      0.01      0.01
                                             --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income                   (0.02)    (0.03)    (0.02)    (0.01)    (0.01)    (0.01)
       Total Distributions Paid                 (0.02)    (0.03)    (0.02)    (0.01)    (0.01)    (0.01)
                                             --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period               $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                             --------  --------  --------  --------  --------  --------
Total Return /(1)/                               1.54%     2.82%     1.72%     0.60%     0.57%     1.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $  3,357  $  4,023  $  4,769  $  4,347  $  9,714  $  9,346
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements and
     credits                                     0.61%     0.61%     0.61%     0.61%     0.61%     0.61%
   Expenses, before reimbursements and
     credits                                     0.64%     0.64%     0.64%     0.64%     0.64%     0.63%
   Net investment income, net of
     reimbursements and credits                  3.08%     2.74%     1.70%     0.60%     0.57%     1.05%
   Net investment income, before
     reimbursements and credits                  3.05%     2.71%     1.67%     0.57%     0.54%     1.03%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO                                                           SHARES
-------------------                          -----------------------------------------------------------------------
Selected per share data                         2007        2006             2005        2004       2003      2002
-----------------------                      ----------  ----------       ----------  ----------  --------  --------
Net Asset Value, Beginning of Period         $     1.00  $     1.00       $     1.00  $     1.00  $   1.00  $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.02        0.03             0.02        0.01      0.01      0.01
   Total from Investment Operations                0.02        0.03             0.02        0.01      0.01      0.01
                                             ----------  ----------       ----------  ----------  --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.02)      (0.03)           (0.02)      (0.01)    (0.01)    (0.01)
       Total Distributions Paid                   (0.02)      (0.03)           (0.02)      (0.01)    (0.01)    (0.01)
                                             ----------  ----------       ----------  ----------  --------  --------
Net Asset Value, End of Period               $     1.00  $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
                                             ----------  ----------       ----------  ----------  --------  --------
Total Return /(1)/                                 1.74%       3.24%            2.13%       1.01%     0.93%     1.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $4,650,629  $2,454,129       $1,095,146  $1,237,629  $666,525  $413,098
Ratio to average net assets of: /(2)/
   Expenses, net of waivers,
     reimbursements and credits                    0.20%       0.20%/(3)/       0.20%       0.20%     0.20%     0.21%
   Expenses, before waivers,
     reimbursements and credits                    0.31%       0.32%            0.32%       0.33%     0.33%     0.36%
   Net investment income, net of
     waivers, reimbursements and credits           3.48%       3.23%            2.12%       1.03%     0.90%     1.40%
   Net investment income, before
     waivers, reimbursements and credits           3.37%       3.11%            2.00%       0.90%     0.77%     1.25%

                                                                             SERVICE
                                             -----------------------------------------------------------------------
Selected per share data                         2007        2006             2005        2004       2003      2002
-----------------------                      ----------  ----------       ----------  ----------  --------  --------
Net Asset Value, Beginning of Period         $     1.00  $     1.00       $     1.00  $     1.00  $   1.00  $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.02        0.03             0.02        0.01      0.01      0.01
   Total from Investment Operations                0.02        0.03             0.02        0.01      0.01      0.01
                                             ----------  ----------       ----------  ----------  --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.02)      (0.03)           (0.02)      (0.01)    (0.01)    (0.01)
       Total Distributions Paid                   (0.02)      (0.03)           (0.02)      (0.01)    (0.01)    (0.01)
                                             ----------  ----------       ----------  ----------  --------  --------
Net Asset Value, End of Period               $     1.00  $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
                                             ----------  ----------       ----------  ----------  --------  --------
Total Return /(1)/                                 1.61%       2.98%            1.87%       0.75%     0.67%     1.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $   42,074  $   55,183       $   89,445  $   74,568  $ 30,399  $ 45,642
Ratio to average net assets of: /(2)/
   Expenses, net of waivers,
     reimbursements and credits                    0.46%       0.46%/(3)/       0.46%       0.46%     0.46%     0.46%
   Expenses, before waivers,
     reimbursements and credits                    0.57%       0.58%            0.58%       0.59%     0.59%     0.61%
   Net investment income, net of
     waivers, reimbursements and credits           3.22%       2.97%            1.86%       0.77%     0.64%     1.15%
   Net investment income, before
     waivers, reimbursements and credits           3.11%       2.85%            1.74%       0.64%     0.51%     1.00%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) The net expense ratio includes custodian credits of approximately $166,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)     SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                   OR FISCAL YEAR OR PERIOD ENDED NOVEMBER 30,

  MUNICIPAL PORTFOLIO                                     PREMIER
  -------------------                          ------------------------------
  Selected per share data                       2007    2006        2005 /(4)/
  -----------------------                      ------  ------       ---------
  Net Asset Value, Beginning of Period         $ 1.00  $ 1.00         $1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.01    0.03            --
     Total from Investment Operations            0.01    0.03            --
                                               ------  ------         -----
  LESS DISTRIBUTIONS PAID:
     From net investment income                 (0.01)  (0.03)           --
         Total Distributions Paid               (0.01)  (0.03)           --
                                               ------  ------         -----
  Net Asset Value, End of Period               $ 1.00  $ 1.00         $1.00
                                               ------  ------         -----
  Total Return /(1)/                             1.48%   2.71%         0.14%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $  390  $  423         $ 292
  Ratio to average net assets of: /(2)/
     Expenses, net of waivers,
       reimbursements and credits                0.72%   0.72%/(3)/    0.72%
     Expenses, before waivers,
       reimbursements and credits                0.83%   0.84%         0.84%
     Net investment income, net of
       waivers, reimbursements and credits       2.96%   2.71%         2.26%
     Net investment income, before
       waivers, reimbursements and credits       2.85%   2.59%         2.14%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) The net expense ratio includes custodian credits of approximately $166,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4) For the period November 9, 2005 (commencement of operations) through November 30, 2005. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

DIVERSIFIED ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     ASSET-BACKED NOTES - 4.6%
     Auto Receivables - 0.4%
       AmeriCredit Automobile Receivables Trust,
        Series 2007-BF, Class A1,
        5.32%, 5/6/08                                       $18,142 $18,142
       Capital One Auto Finance Trust, Series 2007-A,
        Class A1,
        5.32%, 2/15/08                                       17,915  17,915
       Ford Credit Auto Owner Trust, Series 2006-C,
        Class A1, /(1)/
        5.36%, 12/15/07                                      18,670  18,670
       USAA Auto Owner Trust, FRN, Series 2006-4,
        Class A1,
        5.34%, 12/13/07                                      10,125  10,125
     ---------------------------------------------------  --------- -------
                                                                     64,852
     ---------------------------------------------------  --------- -------
     International Receivables - 4.1%
       Arkle Master Issuer PLC, FRN, Series 2007-1A,
        Class 1A,
        5.30%, 6/18/07                                       40,000  40,000
       Granite Master Issuer PLC, FRN, Series 2006-3,
        Class A4,
        5.30%, 6/20/07                                       80,000  80,000
       Granite Master Issuer PLC, FRN, Series 2007-2,
        Class 4A1,
        5.30%, 6/18/07                                       30,000  30,000
       Holmes Financing PLC, FRN, Series 10A,
        Class 1A, /(1)/
        5.29%, 6/15/07                                       33,000  33,000
       Holmes Master Issuer PLC, FRN, Series 2006-1A,
        Class 1A, /(1)/
        5.30%, 6/15/07                                       48,000  48,000
       Holmes Master Issuer PLC, FRN, Series 2007-1,
        Class 1A1,
        5.30%, 6/15/07                                       38,000  38,000
       Interstar Millennium Trust, FRN, Series 2006-2GA,
        Class A1, /(1)/
        5.32%, 6/27/07                                       56,206  56,206
       Paragon Mortgages PLC, FRN, Series 12A,
        Class A1, /(1)/
        5.31%, 6/15/07                                       42,340  42,340
       Paragon Mortgages PLC, FRN, Series 13A,
        Class A1, /(1)/
        5.31%, 6/15/07                                       33,651  33,651

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       ASSET-BACKED NOTES - 4.6% - CONTINUED
       International Receivables - 4.1% - (continued)
         Paragon Mortgages PLC, FRN, Series 14A,
          Class A1, /(1)/
          5.32%, 6/15/07                                  $50,000 $50,000
         Permanent Master Issuer PLC, FRN,
          Series 2006-1, Class 1A,
          5.30%, 6/15/07                                   55,000  55,000
         Permanent Master Issuer PLC, FRN,
          Series 2007-1, Class 1A,
          5.30%, 6/15/07                                   20,000  20,000
         Westpac Securitization Trust, FRN,
          Series 2007-1G, Class A1, /(1)/
          5.33%, 8/21/07                                   35,000  35,000
       -----------------------------------------------  --------- -------
                                                                  561,197
       -----------------------------------------------  --------- -------
       Other Receivables - 0.1%
         CNH Equipment Trust, Series 2006-B, Class A1,
          5.39%, 10/5/07                                    8,524   8,524
       -----------------------------------------------  --------- -------
       Total Asset-Backed Notes (Cost $634,573)                   634,573

       CERTIFICATES OF DEPOSIT - 24.5%
       Domestic Depository Institutions - 2.6%
         American Express Centurion Bank,
          5.34%, 6/19/07                                   85,000  85,000
         Citibank, New York,
          5.30%, 8/14/07                                   47,400  47,400
         Comerica Bank, FRCD,
          5.30%, 6/25/07                                   60,000  60,001
         Suntrust Bank, FRCD,
          5.27%, 6/14/07                                   22,000  21,999
         Washington Mutual Bank, FA, Stockton,
          California,
          5.75%, 7/5/07                                    10,000  10,003
         Washington Mutual Bank, FRCD,
          5.34%, 6/22/07                                   70,000  70,000
          5.34%, 9/17/07                                   58,000  58,000
       -----------------------------------------------  --------- -------
                                                                  352,403
       -----------------------------------------------  --------- -------
       Foreign Depository Institutions - 21.9%
         ABN AMRO Bank N.V., Chicago Branch,
          5.35%, 1/16/08                                   40,000  40,000
         ABN AMRO Bank, London Branch,
          5.32%, 5/27/08                                   35,000  35,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       CERTIFICATES OF DEPOSIT - 24.5% - CONTINUED
       Foreign Depository Institutions - 21.9% - (continued)
         Banco Bilbao Vizcaya Argentaria,
          5.30%, 8/13/07                                 $45,000 $45,000
         Bank of Montreal, Chicago Branch,
          5.39%, 6/1/07, FRCD                             70,000  70,000
          5.30%, 7/27/07                                  60,000  60,000
         Bank of Nova Scotia, FRCD,
          5.27%, 6/29/07                                  30,000  29,996
         Barclays Bank, New York Branch,
          5.35%, 1/22/08                                  25,000  25,000
          5.35%, 4/14/08                                  40,000  40,000
          5.30%, 5/22/08                                  30,000  30,000
         BNP Paribas, London Branch,
          5.30%, 7/10/07                                  25,000  25,000
          5.26%, 9/17/07                                  35,000  35,000
          5.30%, 9/21/07                                  75,000  75,000
          5.31%, 2/22/08                                  40,000  40,000
         BNP Paribas, New York Branch,
          5.28%, 1/11/08                                  25,000  25,000
         CALYON, New York Branch, FRCD,
          5.33%, 6/1/07                                   35,000  35,000
          5.37%, 6/1/07                                   50,000  49,992
         Canadian Imperial Bank of Commerce,
          New York Branch,
          5.39%, 6/1/07, FRCD                             80,000  80,000
          5.38%, 6/4/07                                   30,000  30,000
          5.35%, 7/17/07                                  45,000  45,000
          5.30%, 11/5/07                                  50,000  50,000
         Credit Agricole, London Branch,
          5.35%, 6/22/07                                  50,000  50,000
          5.30%, 7/10/07                                  35,000  35,000
          5.30%, 2/7/08                                   50,000  50,000
         Credit Suisse First Boston, New York Branch,
          5.40%, 6/4/07                                   28,000  28,000
          5.30%, 1/14/08                                  50,000  50,000
          5.33%, 1/16/08                                  73,000  73,000
          5.25%, 4/11/08                                  30,000  30,000
         Credit Suisse, New York Branch,
          5.36%, 4/10/08                                  45,000  45,000
         Deutsche Bank, London Branch,
          5.34%, 6/1/07, FRCD                             95,000  95,000
          5.41%, 6/1/07, FRCD                             30,000  30,000
          5.36%, 10/19/07                                 50,000  50,000

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
         CERTIFICATES OF DEPOSIT - 24.5% - CONTINUED
         Foreign Depository Institutions - 21.9% - (continued)
           Deutsche Bank, New York Branch,
            5.25%, 10/3/07                              $40,000 $39,990
           Fortis Bank, New York Branch,
            5.32%, 6/25/07                               30,000  30,000
           HBOS Treasury Services, London Branch,
            5.65%, 6/26/07                               29,000  29,000
            5.41%, 9/20/07                               69,000  69,000
           HBOS Treasury Services, New York Branch,
            5.38%, 6/1/07                                25,000  25,000
            5.22%, 12/17/07                              50,000  50,000
            5.35%, 6/4/08                                40,000  40,000
           Lloyds Bank, New York Branch,
            5.30%, 10/9/07                               75,000  75,000
            5.30%, 2/22/08                               40,000  40,000
           National Bank of Canada, New York Branch,
            5.29%, 6/4/07, FRCD                         100,000 100,000
            5.36%, 1/22/08                               40,000  40,000
           Nordea Bank Finland, New York Branch,
            5.26%, 4/11/08                               30,000  29,999
            5.30%, 5/22/08                               60,000  59,999
           Royal Bank of Canada, New York Branch,
            5.37%, 10/25/07                              75,000  75,000
           Royal Bank of Scotland, New York Branch,
            5.26%, 6/7/07, FRCD                          46,300  46,289
            5.28%, 1/11/08                               35,000  35,000
            5.29%, 2/11/08                               73,000  73,000
           Skandinaviska Enskilda Banken,
            5.31%, 6/1/07, FRCD                          40,000  40,000
            5.31%, 11/7/07                               34,000  34,000
           Societe Generale, London Branch,
            5.36%, 7/17/07                               35,000  35,000
            5.26%, 9/17/07                               47,000  47,000
            5.32%, 10/2/07                               50,000  50,000
            5.30%, 1/2/08                                30,000  30,000
            5.30%, 1/3/08                                42,500  42,500
           Societe Generale, New York Branch, FRCD,
            5.39%, 6/1/07                                50,000  50,001
           Standard Chartered Bank,
            5.30%, 6/29/07                               45,000  45,000

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 16  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
  CERTIFICATES OF DEPOSIT - 24.5% - CONTINUED
  Foreign Depository Institutions - 21.9% - (continued)
    Toronto Dominion Bank, New York Branch,
     5.41%, 6/4/07                                          $30,000   $30,000
     5.54%, 6/18/07                                          48,000    48,000
     5.71%, 7/9/07                                           31,500    31,500
     5.51%, 8/3/07                                           22,000    22,003
    UBS AG, Stamford Branch,
     5.30%, 7/2/07                                           35,000    35,000
     5.30%, 8/7/07                                           60,000    60,000
     5.25%, 4/10/08                                          40,000    40,000
    Unicredito Italiano, London Branch,
     5.31%, 7/9/07                                           45,000    45,000
     5.33%, 7/10/07                                          87,000    87,000
  ------------------------------------------------------  --------- ---------
                                                                    3,030,269
  ------------------------------------------------------  --------- ---------
  Total Certificates of Deposit (Cost $3,382,672)                   3,382,672

  COMMERCIAL PAPER - 25.0%
  Auto Receivables - 2.4%
    Ford Credit Floorplan Master Owner Trust A,
     Motown Funding LLC, Series 2002, /(1)/
     5.30%, 6/13/07                                          50,000    49,912
     5.30%, 6/15/07                                          39,830    39,748
     5.29%, 6/20/07                                          30,000    29,916
     5.29%, 6/26/07                                          40,000    39,853
    New Center Asset Trust,
     5.27%, 6/13/07                                          55,300    55,203
     5.28%, 7/3/07                                           75,000    74,648
    New Center Asset Trust - Plus Program,
     5.25%, 6/22/07                                          50,000    49,847
  ------------------------------------------------------  --------- ---------
                                                                      339,127
  ------------------------------------------------------  --------- ---------
  Bank Holding Companies - 0.7%
    Citigroup Funding, Inc.,
     5.29%, 6/11/07                                          75,000    74,890
     5.27%, 6/26/07                                          25,000    24,909
  ------------------------------------------------------  --------- ---------
                                                                       99,799
  ------------------------------------------------------  --------- ---------
  Collateralized Loan Obligations - 0.2%
    Simba Funding Corp.,
     5.25%, 8/28/07                                          35,000    34,551
  ------------------------------------------------------  --------- ---------
  Credit Card Master Trust - 0.4%
    Capital One Multi Execution Trust, Nova Notes, /(1)/
     5.27%, 7/24/07                                          50,000    49,612
  ------------------------------------------------------  --------- ---------
  Multi-Seller Conduits - 13.5%
    Alpine Securitization,
     5.24%, 7/24/07                                          36,000    35,723

                                                     PRINCIPAL
                                                      AMOUNT   VALUE
                                                      (000S)   (000S)
         COMMERCIAL PAPER - 25.0% - CONTINUED
         Multi-Seller Conduits - 13.5% - (continued)
           Amstel Funding Corp.,
            5.20%, 6/20/07                             $65,000 $64,822
           Barton Capital Corp.,
            5.28%, 6/7/07                               30,000  29,974
           Bryant Park Funding LLC,
            5.28%, 6/25/07                              20,000  19,930
           Cedar Springs Capital Co.,
            5.25%, 6/21/07                              26,000  25,924
            5.25%, 7/10/07                              42,266  42,026
            5.25%, 7/23/07                              40,000  39,697
           Chariot Funding LLC, /(1)/
            5.24%, 6/20/07                              40,000  39,889
            5.27%, 7/10/07                              10,000   9,943
           Charta Corp.,
            5.27%, 6/21/07                              50,000  49,854
            5.27%, 7/2/07                               40,000  39,818
            5.26%, 7/18/07                              25,000  24,828
            5.27%, 7/26/07                              10,000   9,919
            5.27%, 8/2/07                               40,000  39,637
           Clipper Receivables Corp.,
            5.32%, 6/1/07                               50,000  50,000
           Concord Minuteman Capital Co., /(1)/
            5.29%, 6/12/07                              59,649  59,553
            5.28%, 6/14/07                              65,533  65,408
            5.27%, 7/12/07                              20,000  19,880
            5.25%, 7/13/07                              46,573  46,288
           Corporate Receivables Corp.,
            5.27%, 6/28/07                              30,000  29,882
           Crown Point Capital Co., FRCP, /(1)/
            5.29%, 6/8/07                               38,000  38,000
           Fairway Finance Corp., FRCP,
            5.28%, 6/12/07                              90,000  89,999
            5.28%, 6/26/07                             100,000  99,999
           Galleon Capital Corp.,
            5.32%, 6/1/07                               75,000  75,000
           George Street Financing LLC, /(1)/
            5.29%, 6/22/07                              55,557  55,386
           Gotham Funding Corp.,
            5.28%, 6/5/07 /(1)/                         30,000  29,982
            5.27%, 6/8/07 /(1)/                         50,000  49,949
            5.29%, 6/20/07                              15,000  14,958
           Legacy Capital LLC, /(1)/
            5.20%, 7/6/07                               65,000  64,672
            5.26%, 7/13/07                              20,000  19,877

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       COMMERCIAL PAPER - 25.0% - CONTINUED
       Multi-Seller Conduits - 13.5% - (continued)
         Lexington Parker Capital,
          5.27%, 6/4/07, FRCP                           $75,000   $74,996
          5.27%, 6/5/07, FRCP                           133,500   133,497
          5.30%, 7/9/07, FRCP                            90,000    89,990
          5.27%, 7/12/07 /(1)/                           10,000     9,940
          5.24%, 8/9/07 /(1)/                            38,975    38,584
         Liberty Street Funding Co.,
          5.28%, 6/25/07                                 50,000    49,824
         Park Avenue Receivables, /(1)/
          5.28%, 6/22/07                                 15,000    14,954
          5.28%, 6/25/07                                 74,924    74,660
         Thames Asset Global Securitization, /(1)/
          5.25%, 8/28/07                                  5,000     4,936
         Thunder Bay Funding, Inc., /(1)/
          5.28%, 7/5/07                                  15,000    14,925
         Versailles CDS LLC,
          5.28%, 6/1/07                                  31,000    31,000
         Victory Receivables Corp.,
          5.28%, 6/15/07                                 30,000    29,938
         Yorktown Capital LLC,
          5.28%, 7/12/07                                 10,000     9,940
       ---------------------------------------------  --------- ---------
                                                                1,858,001
       ---------------------------------------------  --------- ---------
       Non-Depository Personal Credit - 1.1%
         General Electric Capital Corp.,
          5.32%, 6/1/07                                 150,000   150,000
       ---------------------------------------------  --------- ---------
       Other Receivables - 0.9%
         Thornburg Mortgage Capital Resources, /(1)/
          5.29%, 6/1/07                                  25,000    25,000
          5.29%, 6/4/07                                  20,000    19,991
          5.30%, 6/15/07                                 50,000    49,897
          5.29%, 7/11/07                                 25,000    24,853
       ---------------------------------------------  --------- ---------
                                                                  119,741
       ---------------------------------------------  --------- ---------
       Structured Investment Vehicles - 5.8%
         Aquifer Funding LLC,
          5.28%, 6/7/07                                  50,000    49,956
         Beta Finance, Inc.,
          5.24%, 7/10/07                                 30,000    29,830
         Cancara Asset Securitization, Ltd.,
          5.28%, 7/12/07                                 50,000    49,699

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
          COMMERCIAL PAPER - 25.0% - CONTINUED
          Structured Investment Vehicles - 5.8% - (continued)
            Deer Valley Funding LLC, /(1)/
             5.28%, 6/7/07                           $39,000   $38,966
             5.29%, 6/12/07                           47,000    46,924
             5.28%, 6/13/07                           50,000    49,912
             5.29%, 6/21/07                           35,000    34,897
             5.30%, 6/25/07                           50,000    49,823
            North Sea Funding LLC,
             5.25%, 6/1/07                            30,000    30,000
             5.24%, 7/25/07                           40,000    39,686
             5.25%, 8/27/07                           41,000    40,480
             5.25%, 9/4/07                            32,128    31,683
            Scaldis Capital LLC,
             5.28%, 6/21/07                           44,144    44,015
             5.28%, 6/25/07                           30,000    29,894
            Solitaire Funding LLC,
             5.28%, 6/21/07                           50,000    49,853
             5.24%, 7/31/07                           46,300    45,896
            Surrey Funding Corp.,
             5.26%, 6/1/07                            40,000    40,000
            White Pine Finance LLC, /(1)/
             5.28%, 6/4/07, FRCP                      55,000    54,999
             5.28%, 6/12/07, FRCP                     22,000    22,000
             5.26%, 6/20/07                           24,885    24,816
          ---------------------------------------- --------- ---------
                                                               803,329
          ---------------------------------------- --------- ---------
          Total Commercial Paper (Cost $3,454,160)           3,454,160

          CORPORATE NOTES/BONDS - 22.0%
          Bank Holding Companies - 1.0%
            HSBC U.S.A., Inc., FRN,
             5.32%, 6/15/07                           30,000    30,000
            Wachovia Bank, N.A., FRN,
             5.35%, 6/1/07                            41,000    41,005
            Wachovia Corp., FRN,
             5.44%, 7/22/07                           69,750    69,761
          ---------------------------------------- --------- ---------
                                                               140,766
          ---------------------------------------- --------- ---------
          Domestic Depository Institutions - 2.7%
            American Express Bank, FSB, FRN,
             5.29%, 6/27/07                           80,000    79,999
            American Express Centurion, FRN,
             5.32%, 6/18/07                           39,000    39,007
             5.40%, 6/18/07                           25,000    25,012
             5.41%, 6/19/07                           18,250    18,253

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 18  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT   VALUE
                                                            (000S)   (000S)
    CORPORATE NOTES/BONDS - 22.0% - CONTINUED
    Domestic Depository Institutions - 2.7% - (continued)
      Bank of America, N.A., FRN,
       5.28%, 6/1/07                                         $50,000 $50,000
      Marshall & Ilsley Bank, MTN,
       5.16%, 12/17/07                                       115,000 114,907
      Washington Mutual Bank, FRN,
       5.40%, 8/16/07                                         40,000  40,011
    -----------------------------------------------------  --------- -------
                                                                     367,189
    -----------------------------------------------------  --------- -------
    Foreign Depository Institutions - 5.3%
      Allied Irish Banks PLC, FRN, /(1)/
       5.30%, 6/19/07                                         50,000  50,000
      Australia and New Zealand Banking Group, FRN, /(1)/
       5.32%, 6/5/07                                          80,000  80,000
       5.32%, 6/7/07                                          20,000  20,000
       5.32%, 6/25/07                                         25,000  25,000
      Credit Agricole, London Branch, FRN, /(1)/
       5.32%, 6/22/07                                         60,000  60,000
      Danske Bank, FRN, /(1)/
       5.29%, 6/20/07                                         40,000  39,997
      Nordea Bank Finland, New York, FRN, /(1)/
       5.33%, 6/11/07                                         83,290  83,290
      Royal Bank of Canada, FRN,
       5.37%, 6/11/07                                         28,000  28,001
      Royal Bank of Scotland PLC, FRN, /(1)/
       5.33%, 6/21/07                                         75,000  75,000
      UBS AG, Stamford,
       5.29%, 6/18/07, FRN                                    50,000  50,000
       5.40%, 11/28/07                                       118,000 118,000
      Westpac Banking Corp., FRN,
       5.40%, 6/11/07                                         20,000  20,000
      Westpac Banking Corp., New York, FRN, /(1) (2)/
       5.30%, 6/6/07                                          78,000  78,000
    -----------------------------------------------------  --------- -------
                                                                     727,288
    -----------------------------------------------------  --------- -------
    Insurance Carriers - 1.7%
      Allstate Life Global Funding II, FRN, /(1)/
       5.41%, 6/18/07                                         30,000  30,000
      Genworth Global Funding, FRN, /(1)/
       5.31%, 6/11/07                                         43,000  43,000
      ING Verzekeringen NV, FRN, /(1)/
       5.29%, 6/4/07                                          63,000  63,000
      MET Life Global Funding I, FRN, /(1)/
       5.41%, 6/15/07                                         55,000  55,000
       5.31%, 6/22/07                                         50,000  50,000
    -----------------------------------------------------  --------- -------
                                                                     241,000
    -----------------------------------------------------  --------- -------

                                                   PRINCIPAL
                                                    AMOUNT   VALUE
                                                    (000S)   (000S)
           CORPORATE NOTES/BONDS - 22.0% - CONTINUED
           Non-Depository Personal Credit - 1.7%
             General Electric Capital Corp., FRN,
              5.45%, 6/11/07                         $48,000 $48,002
              5.28%, 6/25/07                          83,000  83,000
             Household Finance Corp., FRN,
              5.40%, 6/1/07                           30,000  30,000
             HSBC Finance Corp., FRN,
              5.33%, 6/6/07                           35,000  35,000
              5.37%, 6/25/07                          40,000  40,000
           --------------------------------------  --------- -------
                                                             236,002
           --------------------------------------  --------- -------
           Paper and Allied Products - 0.3%
             Kimberly-Clark, /(1)/
              5.26%, 12/19/07                         35,000  35,000
           --------------------------------------  --------- -------
           Security and Commodity Brokers - 3.2%
             Bear Stearns Co., Inc., FRN,
              5.40%, 6/5/07                           25,000  25,000
             Goldman Sachs, FRN,
              5.32%, 6/4/07                           30,000  30,000
             Lehman Brothers Holdings, FRN,
              5.33%, 6/26/07                          23,000  23,000
             Merrill Lynch & Co., FRN, MTN,
              5.40%, 6/4/07                           55,000  55,000
              5.57%, 6/11/07                          43,000  43,003
              5.30%, 6/18/07                          65,000  65,000
              5.32%, 6/25/07                          30,000  30,000
              5.29%, 6/27/07                          25,000  25,000
             Morgan Stanley, FRN,
              5.38%, 6/15/07                          30,000  30,000
              5.41%, 6/27/07                         120,000 120,002
           --------------------------------------  --------- -------
                                                             446,005
           --------------------------------------  --------- -------
           Structured Investment Vehicles - 6.0%
             CC USA, Inc., /(1)/
              5.32%, 6/25/07                          41,500  41,505
             Cullinan Finance Corp., /(1)/
              5.30%, 6/11/07, FRN                     55,000  54,994
              5.28%, 6/28/07, FRN                     70,000  69,991
              5.31%, 7/9/07, FRN                      40,000  39,995
              5.36%, 4/15/08                          55,000  55,000
              5.35%, 5/15/08, FRN                     55,000  55,000
             Dorada Finance, Inc., /(1)/
              5.32%, 5/27/08                          50,000  49,998

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
       CORPORATE NOTES/BONDS - 22.0% - CONTINUED
       Structured Investment Vehicles - 6.0% - (continued)
         Five Finance, FRN, /(1)/
          5.32%, 6/15/07                               $30,000   $29,999
         Links Finance LLC, FRN, MTN, /(1)/
          5.30%, 6/7/07                                 20,000    19,999
          5.29%, 6/15/07                                63,000    62,999
          5.32%, 7/18/07                                45,000    44,996
         Sigma Finance, Inc., /(1)/
          5.46%, 6/1/07, FRN                            55,000    54,996
          5.31%, 6/15/07, FRN                           46,000    46,004
          5.34%, 7/9/07, FRN                            14,000    14,000
          5.35%, 5/19/08                                45,000    45,000
          5.37%, 6/3/08                                 25,000    25,000
         White Pine Finance, FRN, /(1)/
          5.28%, 6/15/07                                25,000    24,995
          5.32%, 6/15/07                                32,000    32,001
          5.28%, 6/25/07                                20,000    19,999
          5.32%, 10/19/07                               40,000    39,993
       --------------------------------------------- --------- ---------
                                                                 826,464
       --------------------------------------------- --------- ---------
       Transportation Equipment - 0.1%
         American Honda Finance, FRN, /(1)/
          5.47%, 8/23/07                                19,500    19,505
       --------------------------------------------- --------- ---------
       Total Corporate Notes/Bonds (Cost $3,039,219)           3,039,219

       EURODOLLAR TIME DEPOSITS - 9.4%
       Domestic Depository Institutions - 0.5%
         Manufacturers and Traders Trust Co.,
          5.31%, 6/1/07                                 73,506    73,506
       --------------------------------------------- --------- ---------
       Foreign Depository Institutions - 8.9%
         ABN AMRO Bank, Amsterdam,
          5.33%, 6/1/07                                100,000   100,000
         BNP Paribas, Paris,
          5.33%, 6/1/07                                125,000   125,000
         CALYON, Grand Cayman,
          5.32%, 6/1/07                                 60,000    60,000
         Credit Industriel et Commercial, Paris,
          5.32%, 8/29/07                                30,000    30,000
         Danske Bank, London,
          5.32%, 6/1/07                                 75,000    75,000
         Dexia Bank Belgium, Brussels,
          5.32%, 6/1/07                                100,000   100,000

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
      EURODOLLAR TIME DEPOSITS - 9.4% - CONTINUED
      Foreign Depository Institutions - 8.9% - (continued)
        ING Bank, Amsterdam,
         5.33%, 6/1/07                                  $100,000  $100,000
         5.31%, 11/1/07                                   50,000    50,000
        KBC Bank N.V., London,
         5.33%, 6/1/07                                    75,000    75,000
        National Bank of Canada, Montreal,
         5.33%, 6/1/07                                   100,000    99,979
        Northern Rock PLC, Newcastle,
         5.32%, 8/16/07                                   20,000    20,000
        Societe Generale, Grand Cayman,
         5.31%, 6/1/07                                   150,000   150,000
        Societe Generale, Paris,
         5.33%, 6/1/07                                   200,000   200,000
        Unicredito Italiano, Milan,
         5.30%, 6/29/07                                   45,000    45,000
      ------------------------------------------------ --------- ---------
                                                                 1,229,979
      ------------------------------------------------ --------- ---------
      Total Eurodollar Time Deposits (Cost $1,303,485)           1,303,485

      MUNICIPAL INVESTMENTS - 1.1%
      Administration of Environmental and Housing Programs - 0.3%
        Florida Housing Finance Corp.,
         Taxable Revenue Bonds,
         Series 2002A, Affordable Housing
         (AMBAC Insured),
         5.29%, 6/8/07                                     6,600     6,600
        State of Texas G.O. Taxable, Veterans' Land
         Refunding Bonds, Series 2000,
         5.32%, 6/8/07                                    20,000    20,000
        State of Texas G.O. Taxable VRDB, Veterans'
         Land Refunding Bonds, Series 2002,
         5.32%, 6/8/07                                     9,750     9,750
      ------------------------------------------------ --------- ---------
                                                                    36,350
      ------------------------------------------------ --------- ---------
      Amusement and Recreation Services - 0.0%
        Downtown Marietta, Georgia, Development
         Authority Taxable Revenue Bonds, Series A,
         Conference Center Project,
         5.39%, 6/8/07                                     1,000     1,000
        HealthTrack Sports and Wellness, Taxable,
         Series 1997 (JPMorgan Chase Bank LOC),
         5.33%, 6/8/07                                     3,290     3,290
      ------------------------------------------------ --------- ---------
                                                                     4,290
      ------------------------------------------------ --------- ---------

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 20  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT     VALUE
                                                         (000S)     (000S)
    MUNICIPAL INVESTMENTS - 1.1% - CONTINUED
    Executive, Legislative and General Government - 0.5%
      Colorado Housing Finance Authority Taxable
       Revenue Bonds, Single Family Mortgage,
       Class I C-1 2006,
       5.35%, 6/8/07                                      $30,600    $30,600
      Cook County, Illinois, G.O. Taxable Bonds,
       Series 2002A,
       5.34%, 6/8/07                                       20,600     20,600
      Cook County, Illinois, G.O. Taxable Bonds,
       Series 2004D,
       5.34%, 6/8/07                                       15,000     15,000
    --------------------------------------------------  --------- ----------
                                                                      66,200
    --------------------------------------------------  --------- ----------
    Miscellaneous Retail - 0.1%
      Macon-Bibb County, Georgia, IDR, Taxable
       Revenue Bonds, Bass Pro Outdoor World
       LLC (General Electric Capital Corp. LOC), /(1)/
       5.32%, 6/8/07                                       13,000     13,000
    --------------------------------------------------  --------- ----------
    Real Estate - 0.0%
      Alaska Industrial Development and Export
       Authority Taxable Revenue Bonds,
       Series 1988, Labar Property Lot 5 Project
       (Bank of America N.A. LOC),
       5.52%, 6/8/07                                          861        861
    --------------------------------------------------  --------- ----------
    Specialty Hospitals - 0.0%
      Arizona State University Taxable Revenue
       Bonds, Series 2004B, Nanotechnology
       Research Project (MBIA Insured),
       5.32%, 6/8/07                                        1,600      1,600
    --------------------------------------------------  --------- ----------
    Student Loans - 0.1%
      Illinois Student Assistance Commission
       Student Loan VRDB Taxable, Series D
       (Bank of America N.A. LOC),
       5.32%, 6/8/07                                       11,000     11,000
    --------------------------------------------------  --------- ----------
    Water Services - 0.1%
      Los Angeles, California, Department of Water
       and Power Waterworks Taxable VRDB,
       Series B-1,
       5.31%, 6/8/07                                       13,400     13,400
    --------------------------------------------------  --------- ----------
    Total Municipal Investments (Cost $146,701)                      146,701

    U.S. GOVERNMENT AGENCY - 0.2% /(3)/
    Freddie Mac - 0.2%
      FHLMC Note,
       5.35%, 12/19/07                                     35,000     35,000
    --------------------------------------------------  --------- ----------
    Total U.S. Government Agency (Cost $35,000)                       35,000
    --------------------------------------------------  --------- ----------
    Investments, at Amortized Cost ($11,995,810)                  11,995,810

                                                    PRINCIPAL
                                                     AMOUNT      VALUE
                                                     (000S)      (000S)
      REPURCHASE AGREEMENTS - 13.9%
      (Colld. at a minimum of 102%) /(4)/
      Joint Repurchase Agreements - 1.8%
        Morgan Stanley & Co., Inc., dated 5/31/07,
         repurchase price $112,403
         5.08%, 6/1/07                               $112,387    $112,387
        Societe Generale, New York Branch,
         dated 5/31/07, repurchase price $28,101
         5.07%, 6/1/07                                 28,097      28,097
        UBS Securities LLC, dated 5/31/07,
         repurchase price $112,403
         5.07%, 6/1/07                                112,387     112,387
      --------------------------------------------  --------- -----------
                                                                  252,871
      --------------------------------------------  --------- -----------
      (Colld. at a minimum of 102%) /(5)/
      Repurchase Agreements - 12.1%
        Bank of America N.A., dated 5/31/07,
         repurchase price $510,075
         5.31%, 6/1/07                                510,000     510,000
        Bank of America Securities LLC,
         dated 5/31/07, repurchase price $130,019
         5.32%, 6/1/07                                130,000     130,000
        Bear Stearns, Inc., dated 5/31/07,
         repurchase price $170,025
         5.31%, 6/1/07                                170,000     170,000
        Credit Suisse First Boston Corp.,
         dated 5/31/07, repurchase price $640,094
         5.31%, 6/1/07                                640,000     640,000
        Goldman Sachs & Co., dated 5/31/07,
         repurchase price $50,007
         5.32%, 6/1/07                                 50,000      50,000
        Lehman Brothers, Inc., dated 5/31/07,
         repurchase price $164,879
         5.32%, 6/1/07                                164,855     164,855
      --------------------------------------------  --------- -----------
                                                                1,664,855
      --------------------------------------------  --------- -----------
      Total Repurchase Agreements (Cost $1,917,726)             1,917,726
      --------------------------------------------  --------- -----------
      Total Investments - 100.7% (Cost $13,913,536) /(6)/      13,913,536
         Liabilities less Other Assets - (0.7)%                   (99,296)
      --------------------------------------------  --------- -----------
      NET ASSETS - 100.0%                                     $13,814,240

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

DIVERSIFIED ASSETS PORTFOLIO (continued)

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Restricted security that has been deemed illiquid. At May 31, 2007, the value of this restricted illiquid security amounted to approximately $78,000,000 or 0.6% of net assets. Additional information on this restricted illiquid security is as follows:

                                               ACQUISITION
                                                   AND     ACQUISITION
                                               ENFORCEABLE    COST
         SECURITY                                 DATE       (000S)
         Westpac Banking Corp., New York, FRN,
           5.30%, 6/6/07                        11/21/06     $78,000
         ------------------------------------- ----------- -----------

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                     COUPON          MATURITY
              NAME                   RATES            DATES
              U.S. Treasury Bonds 2.00% - 8.75% 11/15/16 - 4/15/29
              U.S. Treasury Notes 1.88% - 2.38%  1/15/14 - 1/15/17

(5)The nature and terms of the collateral received for the repurchase agreements are as follows:

                               COUPON         MATURITY
                     NAME      RATES           DATES
                     FHLMC  4.50% - 8.00%  6/1/09 - 5/1/37
                     FNMA  0.00% - 10.50% 10/1/07 - 6/1/37
                     GNMA           0.00%          7/20/34

(6)The cost for federal income tax purposes was $13,913,536.

Percentages shown based on Net Assets.

                          At May 31, 2007, the maturity analysis for the Diversified Assets Portfolio as a percentage of investments was:
                          MATURITY ANALYSIS                                        %
                           0 - 14 Days                                            45.6%
                           15 - 30 Days                                           25.0
                           31 - 60 Days                                            9.5
                           61 - 90 Days                                            4.0
                           91 - 180 Days                                           5.5
                           181 - 364 Days                                         10.4
                          ---------------------------------- -----------------   ---------------------
                           Total                                                 100.0%

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 22  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

GOVERNMENT PORTFOLIO

                                                PRINCIPAL
                                                 AMOUNT   VALUE
                                                 (000S)   (000S)
               U.S. GOVERNMENT AGENCIES - 77.3% /(1)/
               Fannie Mae - 26.1%
                 FNMA Bonds,
                  3.65%, 11/30/07                  $5,940  $5,893
                  3.88%, 2/1/08                    23,000  22,785
                 FNMA Discount Notes,
                  5.19%, 6/1/07                   115,000 115,000
                  5.20%, 6/1/07                    30,000  30,000
                  5.12%, 6/6/07                    50,000  49,965
                  5.19%, 7/2/07                    40,000  39,821
                  5.17%, 8/1/07                   160,900 159,490
                  5.16%, 9/4/07                    50,000  49,319
                  4.89%, 10/26/07                  20,000  19,601
                  5.07%, 12/7/07                   55,000  53,536
                 FNMA FRN,
                  5.19%, 6/28/07                   50,000  49,991
                 FNMA Notes,
                  4.84%, 6/22/07                   15,000  14,995
                  4.75%, 8/3/07                    15,000  14,984
                  3.00%, 8/15/07                   60,000  59,724
                  4.38%, 9/7/07                     8,625   8,604
                  4.25%, 9/15/07                    5,000   4,984
                  4.90%, 11/28/07                  13,968  13,941
                  4.63%, 1/15/08                   10,000   9,961
               -------------------------------- --------- -------
                                                          722,594
               -------------------------------- --------- -------
               Federal Farm Credit Bank - 13.5%
                 FFCB Discount Note,
                  4.83%, 11/2/07                   25,000  24,483
                 FFCB FRN,
                  5.16%, 6/1/07                    50,000  49,980
                  5.19%, 6/2/07                    50,000  49,993
                  5.19%, 6/12/07                   25,000  24,998
                  5.20%, 6/19/07                   85,000  84,996
                  5.18%, 6/22/07                   25,000  24,995
                  5.19%, 6/25/07                   25,000  24,999
                  5.19%, 6/27/07                   50,000  49,996
                  5.18%, 6/30/07                   20,000  19,999
                  5.21%, 8/28/07                   20,000  19,993
               -------------------------------- --------- -------
                                                          374,432
               -------------------------------- --------- -------
               Federal Home Loan Bank - 16.9%
                 FHLB Bonds,
                  4.63%, 7/11/07                   40,000  39,969
                  3.13%, 8/15/07                   20,000  19,914
                  4.75%, 8/17/07                   15,000  14,984

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
        U.S. GOVERNMENT AGENCIES - 77.3% /(1)/ - CONTINUED
        Federal Home Loan Bank - 16.9% - (continued)
          FHLB Bonds - (continued)
           4.88%, 8/22/07                              $20,000   $19,983
           5.25%, 9/5/07                                20,000    20,000
           5.25%, 11/2/07                               20,000    19,998
           5.13%, 2/12/08                               10,000     9,990
          FHLB Discount Notes,
           5.08%, 6/1/07                                58,865    58,865
           5.15%, 6/29/07                               45,000    44,820
          FHLB FRN,
           5.18%, 6/2/07                                25,000    25,000
           5.16%, 6/6/07                                60,000    59,999
           5.19%, 7/2/07                                15,000    14,996
           5.19%, 7/10/07                               20,000    19,995
           5.20%, 7/24/07                               25,000    24,989
           5.18%, 8/31/07                               30,000    29,987
          FHLB Note,
           4.63%, 7/18/07                               45,000    44,963
        -------------------------------------------- --------- ---------
                                                                 468,452
        -------------------------------------------- --------- ---------
        Freddie Mac - 20.8%
          FHLMC Discount Notes,
           5.07%, 7/23/07                               20,000    19,854
           5.09%, 8/31/07                               65,000    64,164
           5.10%, 9/20/07                               60,000    59,057
           4.89%, 10/16/07                              50,000    49,070
          FHLMC FRN,
           5.21%, 6/17/07                              110,000   109,991
           5.22%, 6/19/07                              125,000   125,000
           5.17%, 6/26/07                               15,000    14,994
           5.22%, 7/6/07                                35,000    34,999
          FHLMC Notes,
           3.76%, 6/1/07                                10,000    10,000
           4.00%, 8/17/07                               48,000    47,869
           3.38%, 8/23/07                                3,800     3,784
           4.63%, 10/5/07                               20,000    19,960
           4.38%, 11/16/07                              17,000    16,931
        -------------------------------------------- --------- ---------
                                                                 575,673
        -------------------------------------------- --------- ---------
        Total U.S. Government Agencies (Cost $2,141,151)       2,141,151

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

GOVERNMENT PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT     VALUE
                                                        (000S)     (000S)
    REPURCHASE AGREEMENTS - 26.0%
    (Colld. at a minimum of 102%) /(2)/
    Joint Repurchase Agreements - 7.5%
      Morgan Stanley & Co., Inc., dated 5/31/07,
       repurchase price $92,638
       5.08%, 6/1/07                                     $92,624    $92,624
      Societe Generale, New York Branch,
       dated 5/31/07, repurchase price $23,159
       5.07%, 6/1/07                                      23,156     23,156
      UBS Securities LLC, dated 5/31/07,
       repurchase price $92,638
       5.07%, 6/1/07                                      92,625     92,625
    -------------------------------------------------- --------- ----------
                                                                    208,405
    -------------------------------------------------- --------- ----------
    (Colld. at a minimum of 102%) /(3)/
    Repurchase Agreements - 18.5%
      Bank of America Securities LLC, dated
       5/31/07, repurchase price $160,023
       5.20%, 6/1/07                                     160,000    160,000
      Citigroup Global Markets, Inc., dated 5/31/07,
       repurchase price $100,015
       5.25%, 6/1/07                                     100,000    100,000
      Citigroup Global Markets, Inc., dated 5/31/07,
       repurchase price $145,021
       5.31%, 6/1/07                                     145,000    145,000
      Goldman Sachs & Co., dated 5/31/07,
       repurchase price $105,015
       5.31%, 6/1/07                                     105,000    105,000
      Lehman Brothers, Inc., dated 5/31/07,
       repurchase price $1,450
       5.32%, 6/1/07                                       1,450      1,450
    -------------------------------------------------- --------- ----------
                                                                    511,450
    -------------------------------------------------- --------- ----------
    Total Repurchase Agreements (Cost $719,855)                     719,855
    -------------------------------------------------- --------- ----------
    Total Investments - 103.3% (Cost $2,861,006) /(4)/            2,861,006
       Liabilities less Other Assets - (3.3)%                       (90,565)
    -------------------------------------------------- --------- ----------
    NET ASSETS - 100.0%                                          $2,770,441


(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                     COUPON          MATURITY
              NAME                   RATES            DATES
              U.S. Treasury Bonds 2.00% - 8.75% 11/15/16 - 4/15/29
              U.S. Treasury Notes 1.88% - 2.38%  1/15/14 - 1/15/17

(3)The nature and terms of the collateral received for the repurchase agreements are as follows:

                               COUPON        MATURITY
                      NAME     RATES          DATES
                      FHLMC 4.39% - 6.50% 2/1/19 - 5/1/37
                      FNMA  4.50% - 7.00% 4/1/18 - 5/1/37

(4)The cost for federal income tax purposes was $2,861,006.

Percentages shown based on Net Assets.

                          At May 31, 2007, the maturity analysis for the Government Portfolio as a percentage of investments was:
                          MATURITY ANALYSIS                                      %
                           0 - 14 Days                                          41.4%
                           15 - 30 Days                                         21.1
                           31 - 60 Days                                          7.4
                           61 - 90 Days                                         13.4
                           91 - 180 Days                                        12.4
                           181 - 364 Days                                        4.3
                          --------------------------------- ----------------   --------------------
                           Total                                               100.0%

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 24  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

GOVERNMENT SELECT PORTFOLIO


                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
              U.S. GOVERNMENT AGENCIES - 102.1%/ (1)/
              Federal Farm Credit Bank - 28.8%
                FFCB Discount Notes,
                 5.05%, 6/1/07                  $300,000  $300,000
                 5.14%, 6/1/07                    50,000    50,000
                 5.17%, 6/12/07                   66,000    65,896
                 5.09%, 6/13/07                   35,590    35,530
                 5.10%, 6/21/07                   60,000    59,830
                 5.12%, 6/29/07                   15,000    14,940
                 5.07%, 7/3/07                    24,000    23,892
                 5.07%, 7/5/07                    40,990    40,794
                 5.13%, 7/16/07                   10,442    10,375
                 4.89%, 10/15/07                  20,000    19,631
                 4.83%, 11/2/07                   26,000    25,463
                 4.99%, 11/8/07                   22,029    21,541
                FFCB FRN,
                 5.16%, 6/1/07                    70,000    69,972
                 5.18%, 6/1/07                   120,000   120,000
                 5.19%, 6/1/07                    50,000    49,999
                 5.19%, 6/2/07                    75,000    74,990
                 5.20%, 6/4/07                    40,000    40,000
                 5.19%, 6/6/07                    17,000    16,997
                 5.19%, 6/12/07                   55,000    54,995
                 5.20%, 6/19/07                   75,000    74,996
                 5.23%, 6/19/07                   75,000    74,996
                 5.18%, 6/22/07                  160,000   159,971
                 5.18%, 6/24/07                   40,000    40,000
                 5.19%, 6/25/07                  120,000   119,993
                 5.19%, 6/27/07                   85,000    84,993
                 5.18%, 6/30/07                   55,000    54,996
                 5.21%, 8/28/07                   40,000    39,985
              -------------------------------- --------- ---------
                                                         1,744,775
              -------------------------------- --------- ---------
              Federal Home Loan Bank - 69.5%
                FHLB Bonds,
                 5.13%, 6/1/07                    30,000    30,000
                 3.88%, 6/8/07                    50,000    49,985
                 4.63%, 7/11/07                   60,000    59,954
                 4.63%, 8/8/07                    23,000    22,968
                 3.13%, 8/15/07                   20,000    19,915
                 6.50%, 8/15/07                   35,000    35,081
                 5.25%, 9/5/07                    55,000    55,000
                 5.13%, 9/7/07                    22,155    22,145
                 4.25%, 9/26/07                    7,950     7,925
                 5.25%, 11/2/07                  110,200   110,191

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
        U.S. GOVERNMENT AGENCIES - 102.1%/ (1)/ - CONTINUED
        Federal Home Loan Bank - 69.5% - (continued)
          FHLB Bonds - (continued)
           5.25%, 11/5/07                              $45,000   $44,996
           5.25%, 11/16/07                              55,000    54,995
           5.25%, 11/21/07                              50,000    50,000
           4.50%, 12/14/07                               6,815     6,787
           3.38%, 1/18/08                                5,000     4,942
           5.50%, 1/28/08                                5,650     5,658
           5.25%, 1/29/08                               40,000    40,000
           3.85%, 1/30/08                                5,000     4,955
           4.63%, 2/1/08                                13,430    13,373
           5.13%, 2/12/08                               72,000    71,930
           3.38%, 2/15/08                                9,000     8,884
           3.63%, 2/15/08                                4,500     4,450
           3.76%, 2/15/08                                5,000     4,949
           5.13%, 2/28/08                               26,600    26,570
           5.10%, 3/6/08                                40,000    39,954
           4.00%, 3/10/08                               23,530    23,315
           2.75%, 3/14/08                               40,000    39,254
           4.38%, 3/14/08                               11,500    11,427
          FHLB Discount Notes,
           5.05%, 6/1/07                             1,050,000 1,050,000
           5.07%, 6/1/07                               150,000   150,000
           5.08%, 6/1/07                               237,312   237,312
           5.12%, 6/1/07                                69,700    69,700
           5.16%, 6/1/07                                85,000    85,000
           5.12%, 6/5/07                                 2,726     2,724
           5.16%, 6/5/07                                80,000    79,954
           5.13%, 6/6/07                                48,879    48,844
           5.12%, 6/8/07                               102,800   102,698
           5.13%, 6/8/07                                40,000    39,960
           5.12%, 6/13/07                               90,000    89,846
           5.13%, 6/13/07                              100,000    99,829
           5.13%, 6/20/07                               95,500    95,241
           5.14%, 6/20/07                               50,000    49,864
           5.17%, 6/20/07                               23,981    23,915
           5.16%, 6/22/07                               40,000    39,880
           5.18%, 6/27/07                               53,400    53,200
           5.15%, 6/29/07                              203,000   202,188
           5.18%, 6/29/07                               48,200    48,006
           5.08%, 7/5/07                                20,000    19,904
           5.13%, 8/24/07                               29,165    28,816
           5.08%, 11/23/07                              69,074    67,368

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

GOVERNMENT SELECT PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT     VALUE
                                                        (000S)     (000S)
    U.S. GOVERNMENT AGENCIES - 102.1%/ (1)/ - CONTINUED
    Federal Home Loan Bank - 69.5% - (continued)
      FHLB FRN,
       5.18%, 6/2/07                                     $75,000    $74,999
       5.16%, 6/6/07                                     150,000    149,997
       5.19%, 7/2/07                                      45,000     44,987
       5.19%, 7/10/07                                    113,000    112,971
       5.20%, 7/24/07                                     50,000     49,978
       5.18%, 8/31/07                                     65,000     64,972
      FHLB Notes,
       3.63%, 6/20/07                                     10,000      9,992
       4.63%, 7/18/07                                    100,000     99,918
       3.88%, 9/14/07                                     10,000      9,959
       4.13%, 10/19/07                                     6,000      5,974
       3.25%, 12/17/07                                    15,000     14,836
       5.25%, 2/13/08                                     25,000     24,989
    -------------------------------------------------- --------- ----------
                                                                  4,217,424
    -------------------------------------------------- --------- ----------
    Tennessee Valley Authority - 3.8%
      Tennessee Valley Authority Discount Notes,
       5.11%, 6/7/07                                      72,000     71,939
       5.11%, 6/21/07                                    157,551    157,104
    -------------------------------------------------- --------- ----------
                                                                    229,043
    -------------------------------------------------- --------- ----------
    Total U.S. Government Agencies (Cost $6,191,242)              6,191,242
    -------------------------------------------------- --------- ----------
    Total Investments - 102.1% (Cost $6,191,242) /(2)/            6,191,242
       Liabilities less Other Assets - (2.1)%                      (125,613)
    -------------------------------------------------- --------- ----------
    NET ASSETS - 100.0%                                          $6,065,629

(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)The cost for federal income tax purposes was $6,191,242.

Percentages shown based on Net Assets.

                          At May 31, 2007, the maturity analysis for the Government Select Portfolio as a percentage of investments was:
                          MATURITY ANALYSIS                                       %
                           0 - 14 Days                                           54.5%
                           15 - 30 Days                                          21.6
                           31 - 60 Days                                           7.6
                           61 - 90 Days                                           2.4
                           91 - 180 Days                                          8.1
                           181 - 364 Days                                         5.8
                          --------------------------------- -----------------   ---------------------
                           Total                                                100.0%

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 26  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

TAX-EXEMPT PORTFOLIO

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.0%
      Alabama - 2.4%
        Jefferson County Obligation School Warrant
         Revenue Bonds, Series 2005B
         (AMBAC Insured),
         3.79%, 6/8/07                                      $2,835 $2,835
        Mobile IDB PCR Refunding Bonds, Series 1994A,
         Alabama Power Company Project
         (Alabama Power Gtd.),
         3.88%, 6/1/07                                       1,700  1,700
        Parrish IDB PCR Refunding Bonds, Series 1994A,
         Alabama Power Company Project
         (Alabama Power Gtd.),
         3.88%, 6/1/07                                       3,000  3,000
        Shelby County Limited Obligation School
         Warrants Revenue VRDB, Series 2004
         (AMBAC Insured),
         3.79%, 6/8/07                                      14,335 14,335
      -------------------------------------------------  --------- ------
                                                                   21,870
      -------------------------------------------------  --------- ------
      Arizona - 1.7%
        Arizona Health Facilities Authority Revenue
         Bonds, Series 2003B-2, The Terraces Project
         (Lloyds TSB Bank LOC),
         3.75%, 6/8/07                                       6,400  6,400
        Salt River Project Agricultural Improvement and
         Power District Revenue Bonds, Citigroup Eagle
         Series 2006-14, /(1)/
         3.83%, 6/8/07                                       2,300  2,300
        Salt River Project Agricultural Improvement and
         Power District Revenue Bonds, Floater Series
         2006-81TP, /(1)/
         3.82%, 6/8/07                                       7,440  7,440
      -------------------------------------------------  --------- ------
                                                                   16,140
      -------------------------------------------------  --------- ------
      California - 4.9%
        California State Department of Water Resources
         and Power Supply Revenue VRDB, Series
         2002C-4 (JPMorgan Chase Bank LOC),
         3.80%, 6/8/07                                         150    150
        California State Department of Water Resources
         and Power Supply Revenue VRDB, Series
         2002C-7 (FSA Corp. Insured),
         3.74%, 6/8/07                                      16,900 16,900

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
      California - 4.9% - (continued)
        California State Department of Water Resources
         and Power Supply Revenue VRDB, Subseries
         G-1 (Bank of Nova Scotia LOC),
         3.70%, 6/8/07                                      $8,300 $8,300
        California State Department of Water Resources
         and Power Supply Revenue VRDB, Subseries
         G-3 (FSA Corp. Insured),
         3.74%, 6/8/07                                       4,080  4,080
        California State Economic Recovery Revenue
         VRDB, Series 2004C-2,
         3.86%, 6/1/07                                         100    100
        California State G.O., Kindergarten-University,
         Series 2004A-8 (Citibank N.A. LOC),
         3.66%, 6/8/07                                       1,700  1,700
         Series 2004A-9 (Citibank N.A. LOC),
         3.68%, 6/8/07                                       4,200  4,200
        California State G.O. VRDB, Series A,
         Subseries A-3 (Bank of America N.A. LOC),
         3.69%, 6/8/07                                       1,050  1,050
        Metropolitan Water District of Southern
         California Waterworks Revenue Refunding
         VRDB, Series 2003C-1,
         3.60%, 6/8/07                                       6,400  6,400
        San Francisco City and County Redevelopment
         Agency Multifamily Housing Revenue VRDB,
         Series 1985A, Bayside Village Project
         (JPMorgan Chase Bank LOC),
         3.70%, 6/8/07                                       2,300  2,300
      -------------------------------------------------  --------- ------
                                                                   45,180
      -------------------------------------------------  --------- ------
      Colorado - 3.7%
        Colorado Educational and Cultural Facilities
         Authority Revenue VRDB, Museum of
         Contemporary Art (KeyBank N.A. LOC),
         3.84%, 6/8/07                                       5,500  5,500
        Colorado Educational and Cultural Facilities
         Authority Revenue VRDB, Series 2005, Kent
         Denver School Project (Bank of New York LOC),
         3.81%, 6/8/07                                       4,750  4,750
        Colorado Health Facilities Authority Revenue
         Refunding VRDB, Covenant Retirement
         (LaSalle Bank N.A. LOC),
         3.75%, 6/8/07                                       5,700  5,700

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
      Colorado - 3.7% - (continued)
        Colorado Health Facilities Authority Revenue
         VRDB, Series 2004B, Adventist Health System
         Sunbelt (SunTrust Bank LOC),
         3.75%, 6/8/07                                        $300   $300
        Greenwood Village G.O. Refunding VRDB, Series
         2003, City of Fiddlers Business Improvement
         District (U.S. Bank N.A. LOC),
         3.85%, 6/8/07                                       2,800  2,800
        Park Creek Metropolitan District Revenue Bonds,
         Merrill Lynch P-Floats 157
         (Danske Bank Gtd.), /(1) (2)/
         3.68%, 2/14/08                                      5,000  5,000
        Traer Creek Metropolitan District Revenue VRDB,
         Series 2004 (BNP Paribas LOC),
         3.80%, 6/8/07                                      10,400 10,400
      -------------------------------------------------  --------- ------
                                                                   34,450
      -------------------------------------------------  --------- ------
      District of Columbia - 1.3%
        District of Columbia Revenue VRDB, Series 2001,
         Henry J. Kaiser Foundation,
         3.83%, 6/8/07                                       1,200  1,200
        District of Columbia Water and Sewer Revenue
         Bonds, Citicorp Eagle Trust 8121A
         (FSA Corp. Insured), /(1)/
         3.83%, 6/8/07                                       7,000  7,000
        District of Columbia Water and Sewer Revenue
         Bonds, Series 1998, Citibank Eagle Trust
         985201 (FSA Corp. Insured), /(1)/
         3.83%, 6/8/07                                       4,200  4,200
      -------------------------------------------------  --------- ------
                                                                   12,400
      -------------------------------------------------  --------- ------
      Florida - 7.8%
        Florida Gas Utility Revenue VRDB, Series 2006,
         Gas Supply Project Number 2-A-2,
         3.75%, 6/8/07                                      12,200 12,200
        Florida State Department of Transportation
         Revenue Bonds, Series 2005-A22, Wachovia
         MERLOTS, /(1) (2)/
         3.65%, 11/1/07                                     12,425 12,425
        Highlands County Health Facilities Authority
         Revenue VRDB, Series 2000-A, Adventist
         Health System Sunbelt (FGIC Insured),
         3.75%, 6/8/07                                       2,500  2,500

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Florida - 7.8% - (continued)
       Jacksonville Health Facilities Authority Hospital
        Revenue VRDB, Series 2001, Baptist Medical
        Center Project (Wachovia Bank N.A. LOC),
        3.87%, 6/1/07                                          $200   $200
       Lee County IDA Healthcare Facilities Revenue
        VRDB, Series 1999B, Shell Point Village Project
        (Bank of America N.A. LOC),
        3.75%, 6/8/07                                         1,900  1,900
       Lee County IDA Healthcare Facilities Revenue
        VRDB, Series 2002A, Shell Point Village Project
        (Bank of America N.A. LOC),
        3.75%, 6/8/07                                         2,360  2,360
       Palm Beach County Revenue VRDB, Series 2003,
        Morse Obligation Group (KeyBank N.A. LOC),
        3.78%, 6/8/07                                         8,605  8,605
       Sarasota County Health Facilitiy Authority
        Revenue VRDB, Series 2005A, Jewish Housing
        (Bank of America N.A. LOC),
        3.78%, 6/8/07                                        31,800 31,800
     ---------------------------------------------------  --------- ------
                                                                    71,990
     ---------------------------------------------------  --------- ------
     Georgia - 3.5%
       DeKalb County Water and Sewer Revenue
        Bonds, Citigroup ROCS RR-II-R-9079, /(1)/
        3.82%, 6/8/07                                         4,000  4,000
       Georgia State G.O. Bonds,
        Eagle Trust Series 97C1001, /(1)/
        3.83%, 6/8/07                                           340    340
       Macon-Bibb County Hospital Authority Revenue
        VRDB, Series 2003, Revenue Anticipation
        Certificates Medical Center of Central Georgia
        (SunTrust Bank LOC),
        3.76%, 6/8/07                                         2,700  2,700
       Macon Lease Revenue Refunding Bonds,
        Series 2004, Bibb County School District
        Project (Bibb County Gtd.),
        3.77%, 6/8/07                                         2,510  2,510
       Metropolitan Atlanta Rapid Transit Authority
        Sales Tax Revenue CP Notes VRDB, Series B
        (Dexia Bank Belgium LOC),
        3.87%, 7/13/07                                       15,200 15,200

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 28  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Georgia - 3.5% - (continued)
       Smyrna Housing Authority Multifamily Housing
        Revenue Bonds, Series 1997, F& M Villages
        Project (FNMA Gtd.),
        3.75%, 6/8/07                                        $7,220 $7,220
     ---------------------------------------------------  --------- ------
                                                                    31,970
     ---------------------------------------------------  --------- ------
     Illinois - 17.7%
       Arlington Heights Multifamily Housing Revenue
        Refunding VRDB, Series 1997, Dunton Tower
        Apartments Project
        (Marshall & Ilsley Bank LOC),
        3.78%, 6/8/07                                         4,065  4,065
       Chicago Board of Education G.O., Series A,
        Merrill P-Floats PA-617, School Reform Board
        (FGIC Insured), /(1)/
        3.84%, 6/8/07                                         4,995  4,995
       Chicago Board of Education G.O. Variable Rate
        Certificates, Series 2000A, School Reform
        Board (FGIC Insured), /(1)/
        3.86%, 6/8/07                                         4,205  4,205
       Chicago G.O. Refunding Bonds, Series 1998,
        Citicorp Eagle Trust 981302
        (FSA Corp. Insured), /(1)/
        3.83%, 6/8/07                                         1,000  1,000
       City of Chicago G.O. VRDB, Series 2002-B,
        3.78%, 6/8/07                                         3,700  3,700
       DuPage County Revenue VRDB, Benedictine
        University Building Project (National City Bank
        of the Midwest LOC),
        3.79%, 6/8/07                                        13,100 13,100
       Illinois Development Finance Authority Economic
        Development Revenue Bonds, Series 2003,
        Resurrection Center Project (Harris N.A. LOC),
        3.75%, 6/8/07                                         4,910  4,910
       Illinois Development Finance Authority Revenue
        Bonds, Series 2001, YMCA of Metropolitan
        Chicago Project (Harris N.A. LOC),
        3.83%, 6/8/07                                           500    500
       Illinois Finance Authority Revenue Bonds, Series
        2006A, Chicago Christian (Fifth Third Bank LOC),
        3.82%, 6/8/07                                        10,655 10,655

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
      Illinois - 17.7% - (continued)
        Illinois Finance Authority Revenue Notes, Jewish
         Charities (Harris N.A. LOC),
         3.80%, 6/8/07                                       $8,890 $8,890
        Illinois Finance Authority Revenue VRDB, Landing
         at Plymouth Place (LaSalle Bank N.A. LOC),
         3.75%, 6/8/07                                       15,000 15,000
        Illinois Finance Authority Revenue VRDB,
         Series 2006B, Loyola University Health System
         (Harris N.A. LOC),
         3.76%, 6/8/07                                          700    700
        Illinois Health Facilities Authority Revenue
         Bonds, Series 2003-B, Advocate
         Healthcare Network,
         3.60%, 1/4/08                                        9,505  9,505
        Illinois International Port District Revenue
         Refunding VRDB, Series 2003
         (LaSalle Bank N.A. LOC),
         3.93%, 6/8/07                                        3,000  3,000
        Illinois State G.O. Cash Flow Management Notes
         Certificates, Series 2007,
         4.25%, 6/7/07                                        1,000  1,000
        Illinois State G.O. VRDB, Series 2003B,
         3.80%, 6/8/07                                       37,900 37,900
        Illinois State Sales TRB,
         Citigroup Series ROCS RR-II-R-4542,/ (1)/
         3.82%, 6/8/07                                        3,930  3,930
        Kane County Revenue Bonds, Series 1993,
         Glenwood School for Boys (Harris N.A. LOC),
         3.86%, 6/8/07                                        7,200  7,200
        Lisle Multifamily Housing Authority Revenue
         Bonds, Ashley of Lisle Project (FHLMC LOC),
         3.76%, 6/8/07                                       16,100 16,100
        Morton Grove Cultural Facilities Revenue VRDB,
         Series 2006, Holocaust Museum
         (LaSalle Bank N.A. LOC),
         3.79%, 6/8/07                                        4,750  4,750
        Peoria IDR Bonds, Series 1997, Peoria Production
         Shop Project (JPMorgan Chase Bank LOC),
         4.08%, 6/8/07                                          645    645

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
       Illinois - 17.7% - (continued)
         Rockford Revenue Bonds, Series 2002, Wesley
          Willows Obligation
          (Marshall & Ilsley Bank LOC),
          3.90%, 6/1/07                                    $1,560  $1,560
         Will County Revenue VRDB, Series 2004, Joliet
          Catholic Academy Project (Harris N.A. LOC),
          3.80%, 6/8/07                                     6,250   6,250
       -----------------------------------------------  --------- -------
                                                                  163,560
       -----------------------------------------------  --------- -------
       Indiana - 3.8%
         Indiana Bond Bank Revenue Notes, Series
          2007A, Advanced Funding Program Notes,
          4.25%, 1/31/08                                    5,000   5,019
         Indiana Health and Educational Facilities
          Financing Authority Hospital Revenue Bonds,
          Merrill Lynch P-Floats 1405
          (Merrill Lynch & Co. Gtd.), /(1)/
          3.82%, 6/8/07                                     7,125   7,125
         Indiana Health and Educational Facilities
          Finance Authority Revenue Bonds, Series
          2005A, Howard Regional Health System
          Project (Comerica Bank LOC),
          3.95%, 6/1/07                                     1,000   1,000
         Indiana Health Facility Financing Authority
          Revenue VRDB, Series 2000, Senior Living
          Greencroft Project (LaSalle Bank N.A. LOC),
          3.77%, 6/8/07                                     1,176   1,176
         Indiana Health Facility Financing Authority
          Revenue VRDB, Series 2002B, Fayette
          Memorial Hospital Association
          (Fifth Third Bank LOC),
          3.95%, 6/1/07                                     3,100   3,100
         Indiana Health Facility Financing Authority
          Revenue VRDB, Series 2004A, Margaret Mary
          Community Hospital Project
          (Fifth Third Bank LOC),
          3.95%, 6/1/07                                       800     800
         Indiana Public Improvement Bond Bank
          Revenue VRDB, Series A, ABN AMRO
          Munitops Certificate Trust Series 2002-7
          (MBIA Insured), /(1)/
          3.82%, 6/8/07                                     7,500   7,500

                                                           PRINCIPAL
                                                            AMOUNT   VALUE
                                                            (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Indiana - 3.8% - (continued)
       Perry Township Building Corp. Revenue Bonds,
        Series 2005, ABN AMRO Munitops Certificate
        Trust 2005-6 (FSA Corp. Insured), /(1)/
        3.83%, 6/8/07                                         $9,810 $9,810
     ----------------------------------------------------  --------- ------
                                                                     35,530
     ----------------------------------------------------  --------- ------
     Iowa - 0.9%
       Iowa Finance Authority Revenue VRDB,
        Series 2000, YMCA and Rehab Center Project
        (Bank of America N.A. LOC),
        3.81%, 6/8/07                                          2,000  2,000
       Iowa Finance Authority Revenue VRDB, Series
        2003A, St. Luke's Health Foundation of Sioux City
        Project (General Electric Capital Corp. LOC),
        3.77%, 6/8/07                                          3,100  3,100
       Iowa Higher Education Loan Authority Revenue
        Bonds, Series 2002, Luther College Project
        (U.S. Bank N.A. LOC),
        3.75%, 6/8/07                                          3,000  3,000
       Iowa Higher Education Loan Authority Revenue
        VRDB, Private College, Series 2003, Des Moines
        University Project (Allied Irish Bank LOC),
        3.95%, 6/1/07                                            200    200
     ----------------------------------------------------  --------- ------
                                                                      8,300
     ----------------------------------------------------  --------- ------
     Kansas - 0.7%
       Kansas Development Finance Authority Revenue
        VRDB, Series 1998BB, Shalom Village
        Obligation Group (Citibank N.A. LOC),
        3.76%, 6/8/07                                          5,600  5,600
       University of Kansas Hospital Authority Revenue
        VRDB, KU Health Systems (Harris N.A. LOC),
        3.90%, 6/1/07                                          1,210  1,210
     ----------------------------------------------------  --------- ------
                                                                      6,810
     ----------------------------------------------------  --------- ------
     Kentucky - 0.3%
       Fort Mitchell League of Cities Revenue VRDB,
        Series 2002A, Trust Lease Program
        (U.S. Bank N.A. LOC),
        3.89%, 6/8/07                                          2,250  2,250
       Morehead League of Cities Revenue VRDB,
        Series 2004A, Trust Lease Program
        (U.S. Bank N.A. LOC),
        3.89%, 6/8/07                                            483    483
     ----------------------------------------------------  --------- ------
                                                                      2,733
     ----------------------------------------------------  --------- ------

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 30  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
       Louisiana - 3.4%
         Jefferson Parish Hospital Revenue Refunding
          VRDB, Series 2004, East Jefferson General
          Hospital (JPMorgan Chase Bank LOC),
          3.86%, 6/8/07                                    $1,900 $1,900
         Louisiana Public Facilities Authority Revenue
          Bonds, Series 1985A, Hospital Equipment
          Financing and Refunding (JPMorgan Chase
          Bank LOC),
          3.75%, 6/8/07                                    26,800 26,800
         Louisiana State Offshore Terminal Authority
          Deepwater Revenue Refunding Bonds, Series
          2003A, LOOP LLC Project (SunTrust Bank LOC),
          3.89%, 6/1/07                                     2,900  2,900
       -----------------------------------------------  --------- ------
                                                                  31,600
       -----------------------------------------------  --------- ------
       Massachusetts - 0.5%
         Massachusetts State Development Finance
          Agency Revenue VRDB, Series 2007, Seashore
          Port-Deaconess, Inc. (Banco Santander
          Central Hispano LOC),
          3.77%, 6/8/07                                       800    800
         Massachusetts State G.O. Refunding VRDB,
          Series 2005A,
          3.76%, 6/8/07                                     1,500  1,500
         Massachusetts State Health and Educational
          Facilities Authority Revenue VRDB, Series
          1999R, Harvard University,
          3.78%, 6/1/07                                     2,000  2,000
       -----------------------------------------------  --------- ------
                                                                   4,300
       -----------------------------------------------  --------- ------
       Michigan - 5.3%
         Detroit School Building and Site Improvement
          G.O., Series 2002A, ABN AMRO Munitops
          Certificate Trust, Series 2003-10
          (FGIC Insured), /(1)/
          3.81%, 6/8/07                                     4,495  4,495
         Detroit Sewage Disposal System Senior Lien
          Revenue Refunding Bonds, Series 2001E
          (FGIC Insured),
          3.78%, 7/12/07                                    2,200  2,202
         Michigan Municipal Bond Authority Revenue
          Notes, Series B-2 (Bank of Nova Scotia LOC),
          4.50%, 8/20/07                                    5,000  5,009

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Michigan - 5.3% - (continued)
       Michigan State G.O. Notes, Series A 2006,
        4.25%, 9/28/07                                      $15,000 $15,030
       Michigan State Hospital Finance Authority
        Revenue Bonds, Series 1999B,
        Ascension Health Credit,
        3.74%, 6/8/07                                         8,000   8,000
       Michigan State Hospital Finance Authority
        Revenue Refunding VRDB, Series 2003A,
        Crittenton Hospital (Comerica Bank LOC),
        3.91%, 6/1/07                                         6,600   6,600
       Michigan State Hospital Finance Authority Revenue
        VRDB, Series 2004B, Holland Community
        Hospital (JPMorgan Chase Bank LOC),
        3.79%, 6/8/07                                         7,500   7,500
     ---------------------------------------------------  --------- -------
                                                                     48,836
     ---------------------------------------------------  --------- -------
     Minnesota - 3.1%
       Center City, Minnesota Healthcare Facilities
        Revenue VRDB, Series 2002, Hazelden
        Foundation Project (Allied Irish Bank LOC),
        3.79%, 6/8/07                                         2,400   2,400
       Minneapolis Minnesota Health Care Systems
        Revenue Refunding VRDB, Series 2005C,
        Fairview Health Services (MBIA Insured),
        3.76%, 6/8/07                                         6,600   6,600
       Minnesota Housing Finance Agency Revenue
        Bonds, Residential Housing Finance,
        Series 2007A,
        3.65%, 3/4/08                                         3,000   3,000
       University of Minnesota Special Purpose
        Revenue Bonds, Deutsche Bank P-Floats
        MT 368 2007, /(1)/
        3.82%, 6/8/07                                        16,340  16,340
     ---------------------------------------------------  --------- -------
                                                                     28,340
     ---------------------------------------------------  --------- -------
     Mississippi - 1.2%
       Mississippi Business Finance Corp. Revenue
        VRDB, Series 600, Concourse Project
        (Regions Bank LOC),
        3.82%, 6/8/07                                         3,000   3,000
       Mississippi Business Finance Corp. Revenue
        VRDB, Series 2000, St. Andrew's Episcopal
        School Project (Allied Irish Bank LOC),
        3.79%, 6/8/07                                         1,735   1,735

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT   VALUE
                                                            (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Mississippi - 1.2% - (continued)
       Mississippi Medical Center Educational Building
        Corp. Revenue VRDB, Adult Hospital Project
        (AMBAC Insured),
        3.75%, 6/1/07                                         $6,750 $6,750
     ----------------------------------------------------  --------- ------
                                                                     11,485
     ----------------------------------------------------  --------- ------
     Missouri - 1.5%
       Chesterfield IDA Educational Facilities Revenue
        VRDB, Series 2003, Gateway Academy, Inc.
        Project (U.S. Bank N.A. LOC),
        3.95%, 6/1/07                                            395    395
       Curators of the University of Missouri Revenue
        Notes, Series FY, Capital Project Notes,
        4.50%, 6/29/07                                         7,500  7,505
       Kirkwood Tax Increment Revenue Refunding
        VRDB, Series 2004, Kirkwood Commons
        Project (U.S. Bank N.A. LOC),
        3.95%, 6/1/07                                          1,100  1,100
       Missouri State Health and Educational Facilities
        Authority Revenue VRDB, Series 1999B,
        St. Louis University,
        3.93%, 6/1/07                                          2,915  2,915
       Missouri State Health and Educational Facilities
        Authority Revenue VRDB, Series 2002,
        Missouri Baptist College (U.S. Bank N.A. LOC),
        3.95%, 6/1/07                                          2,200  2,200
       St. Charles County IDA Revenue Refunding
        VRDB, Series 1993, Remington Apartments
        Project (FNMA Gtd.),
        3.78%, 6/8/07                                            100    100
     ----------------------------------------------------  --------- ------
                                                                     14,215
     ----------------------------------------------------  --------- ------
     New Mexico - 0.6%
       Bernalillo County Gross TRB 1996B, Series 2004B
        Macon Variable Certificates (MBIA Insured), /(1)/
        3.80%, 6/8/07                                          5,160  5,160
     ----------------------------------------------------  --------- ------
     New York - 6.0%
       New York State Housing Finance Agency
        Revenue Bonds, Series 2004A, 10 Barclay
        Street (FNMA Insured),
        3.80%, 6/8/07                                         25,700 25,700
       Triborough Bridge and Tunnel Authority Revenue
        VRDB, Series 2003B,
        3.73%, 6/8/07                                         30,000 30,000
     ----------------------------------------------------  --------- ------
                                                                     55,700
     ----------------------------------------------------  --------- ------

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
      North Carolina - 0.3%
        New Hanover County G.O. School Bonds,
         Series 1995,
         3.81%, 6/8/07                                       $2,250 $2,250
        University of North Carolina Revenue Bonds,
         Citigroup Eagle 720053014 Class 2005A, /(1)/
         3.83%, 6/8/07                                          800    800
      --------------------------------------------------  --------- ------
                                                                     3,050
      --------------------------------------------------  --------- ------
      Ohio - 0.3%
        Middletown Development Revenue Bonds, Series
         2003, Bishop Fenwick High School Project
         (JPMorgan Chase Bank LOC),
         3.86%, 6/8/07                                        2,450  2,450
      --------------------------------------------------  --------- ------
      Oklahoma - 0.9%
        Edmond EDA Student Housing Revenue VRDB,
         Series 2001A, Edmond Project (Allied Irish
         Bank LOC),
         3.78%, 6/8/07                                        4,200  4,200
        Tulsa Industrial Authority Revenue Bonds, Series
         2000B, University of Tulsa (MBIA Insured),
         3.86%, 6/8/07                                        3,725  3,725
      --------------------------------------------------  --------- ------
                                                                     7,925
      --------------------------------------------------  --------- ------
      Pennsylvania - 1.0%
        Allegheny County Hospital Development
         Authority Revenue Bonds, Series 1988 B-2,
         Presbyterian University Hospital (JPMorgan
         Chase Bank LOC),
         3.83%, 6/8/07                                        1,135  1,135
        Pennsylvania Intergovernmental Cooperative
         Authority Special Tax Revenue Refunding
         Bonds, Series 2003, Philadelphia Funding
         Program (AMBAC Insured),
         3.79%, 6/8/07                                        2,875  2,875
        Philadelphia TRANS,
         4.50%, 6/29/07                                       5,000  5,003
      --------------------------------------------------  --------- ------
                                                                     9,013
      --------------------------------------------------  --------- ------
      South Carolina - 1.0%
        Oconee County PCR Refunding VRDB, Series
         1993, Duke Energy Corp. (SunTrust Bank LOC),
         3.76%, 6/8/07                                        9,250  9,250
      --------------------------------------------------  --------- ------

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 32  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Tennessee - 1.5%
       Metropolitan Government Nashville and
        Davidson County Electric Revenue Bonds,
        Citicorp Eagle Trust Series 984201, /(1)/
        3.83%, 6/8/07                                        $1,600 $1,600
       Metropolitan Government Nashville and
        Davidson County IDB Revenue Refunding
        VRDB, Series 2002, University of Nashville
        Project (SunTrust Bank LOC),
        3.76%, 6/8/07                                         1,500  1,500
       Tennergy Corp. Gas Revenue Bonds, STARS
        Trust Receipts 1260B (BNP Paribas LOC), /(1)/
        3.82%, 6/8/07                                         6,140  6,140
       Tennessee Local Development Authority
        Revenue BANS, Series A, Student Loan
        Program,
        5.00%, 6/30/08                                        2,000  2,029
       Williamson County IDB Revenue Bonds, Series
        2003, Currey Ingram Academy Project
        (SunTrust Bank LOC),
        3.86%, 6/8/07                                         2,260  2,260
     ---------------------------------------------------  --------- ------
                                                                    13,529
     ---------------------------------------------------  --------- ------
     Texas - 12.7%
       Comal Independent School District Revenue
        VRDB, Series 1999-9, ABN AMRO Munitops
        Certificate Trust (PSF of Texas Gtd.), /(1)/
        3.81%, 6/8/07                                         6,500  6,500
       Dallas Water & Sewer Revenue Bonds, State
        Street Clipper Tax-Exempt Certificate
        Trust 2007-23, /(1) (2)/
        3.81%, 6/8/07                                        20,000 20,000
       Granbury Independent School District G.O.,
        Series 1999 SG-129 (PSF of Texas Gtd.), /(1)/
        3.80%, 6/8/07                                         4,815  4,815
       Harris County Health Facilities Development
        Corp. Revenue VRDB, Series A, Methodist
        Hospital System,
        3.86%, 6/1/07                                         3,000  3,000
       HFDC of Central Texas, Inc. Retirement Facilities
        Revenue Bonds, Series 2006B
        (BNP Paribas LOC),
        3.77%, 6/8/07                                         8,600  8,600

                                                           PRINCIPAL
                                                            AMOUNT   VALUE
                                                            (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Texas - 12.7% - (continued)
       Keller Independent School District G.O., Series
        2001-26, ABN AMRO Munitops Certificate
        Trust (PSF of Texas Gtd.), /(1)/
        3.82%, 6/8/07                                         $4,000 $4,000
       Little Elm School District G.O., Series 2006-60,
        ABN AMRO Munitops Certificate Trust (PSF of
        Texas Gtd.), /(1) (2)/
        3.83%, 6/8/07                                          9,040  9,040
       Lower Colorado River Authority CP Notes,
        Series A,
        3.70%, 6/14/07                                         5,000  5,000
       Princeton Independent School District G.O., Soc
        Gen Series 2003 SGB-41 (PSF of Texas Gtd.), /(1)/
        3.81%, 6/8/07                                          4,750  4,750
       San Antonio City Electric and Gas, Wachovia
        MERLOTS Series 2001A68 (Colld. by U.S.
        Treasury Securities), /(1)/
        3.83%, 6/8/07                                          3,620  3,620
       State of Texas G.O. Bonds, Series 2006B,
        Multi-Mode-Mobility,
        3.52%, 9/5/07                                          5,000  5,000
       State of Texas Transportation Mobility G.O., Bear
        Stearns Trust Certificate Series 2007-302
        Class A, /(1)/
        3.81%, 6/8/07                                          4,840  4,840
       State of Texas Transportation Mobility G.O.,
        Citigroup Eagle 720050055, /(1)/
        3.83%, 6/8/07                                          5,085  5,085
       State of Texas TRANS, Series 2006,
        4.50%, 8/31/07                                         5,000  5,011
       Tarrant County Health Facilities Development
        Corp. Revenue VRDB, Series 1996-A, Adventist
        Health System Sunbelt (SunTrust Bank LOC),
        3.75%, 6/8/07                                          5,200  5,200
       Texas A&M University Revenue Bonds, Series
        2003A RR-II-R-4005 ROCS, /(1)/
        3.82%, 6/8/07                                          4,740  4,740
       Texas City Industrial Development Corp.,
        Wachovia MERLOTS Series 2000-A34, Arco
        Pipeline Project (Wachovia Bank N.A. LOC), /(1)/
        3.83%, 6/8/07                                          3,850  3,850

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
       Texas - 12.7% - (continued)
         Texas Water Development Board Revenue
          Refunding VRDB, Sub Lien Series 2007-A,
          3.92%, 6/1/07                                   $14,300 $14,300
       -----------------------------------------------  --------- -------
                                                                  117,351
       -----------------------------------------------  --------- -------
       Utah - 2.6%
         Utah Water Finance Agency Revenue VRDB,
          Series 2002A2 (AMBAC Insured),
          3.81%, 6/8/07                                     5,330   5,330
         Utah Water Finance Agency Revenue VRDB
          Series 2005A13, Tender Options
          (AMBAC Insured),
          3.78%, 6/8/07                                     5,000   5,000
         Utah Water Finance Agency Revenue VRDB,
          Series 2005A14, Tender Options
          (AMBAC Insured),
          3.81%, 6/8/07                                     4,100   4,100
         Utah Water Finance Agency Revenue VRDB,
          Series A15, Tender Options (AMBAC Insured),
          3.78%, 6/8/07                                    10,000  10,000
       -----------------------------------------------  --------- -------
                                                                   24,430
       -----------------------------------------------  --------- -------
       Washington - 2.5%
         King County G.O. Limited BANS, Series A 2006,
          4.00%, 11/1/07                                    3,000   3,006
         Seattle Light and Power Revenue Refunding
          Bonds, Citigroup ROCS II-R Series 50
          (FSA Corp. Insured), /(1)/
          3.82%, 6/8/07                                     6,495   6,495
         Tacoma Water System Revenue Bonds, Series
          2002-36, ABN AMRO Munitops Certificate
          Trust (MBIA Insured), /(1)/
          3.83%, 6/8/07                                     8,680   8,680
         Washington State G.O., Series 2004D, ABN
          AMRO Munitops Certificate Trust Series
          2004-13 (AMBAC Insured), /(1)/
          3.83%, 6/8/07                                       355     355
         Washington State Housing Finance Commission
          Nonprofit Housing Revenue Refunding VRDB,
          Series 1997, Panorama City Project
          (KeyBank N.A. LOC),
          3.92%, 6/1/07                                       960     960

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
       Washington - 2.5% - (continued)
         Washington State Housing Finance Commission
          Nonprofit Housing Revenue VRDB, Series 2000,
          Living Care Centers Project
          (Wells Fargo Bank N.A. LOC),
          3.85%, 6/8/07                                     $2,085 $2,085
         Washington State Housing Finance Commission
          Nonprofit Housing Revenue VRDB, Series 2003,
          Gonzaga Preparatory School Project
          (Bank of America N.A. LOC),
          3.81%, 6/8/07                                      1,935  1,935
       ------------------------------------------------  --------- ------
                                                                   23,516
       ------------------------------------------------  --------- ------
       Wisconsin - 4.0%
         Wisconsin Health and Educational Facilities
          Authority Revenue Bonds, Series 2001B,
          Newcastle Place Project
          (LaSalle Bank N.A. LOC),
          3.77%, 6/8/07                                      6,200  6,200
         Wisconsin Health and Educational Facilities
          Authority Revenue Bonds, Series 2002, Meriter
          Hospital, Inc. Project
          (Marshall & Ilsley Bank LOC),
          3.95%, 6/1/07                                      3,250  3,250
         Wisconsin Health and Educational Facilities
          Authority Revenue Bonds, Series 2004C,
          EastCastle Place, Inc.
          (LaSalle Bank N.A. LOC),
          3.75%, 6/8/07                                      3,345  3,345
         Wisconsin Health and Educational Facilities
          Authority Revenue Bonds, St. Joseph
          Community Hospital Project
          (Marshall & Ilsley Bank LOC),
          3.79%, 6/8/07                                        565    565
         Wisconsin Health and Educational Facilities
          Authority Revenue VRDB Series 2002A, Capital
          Access Pool, Vernon Memorial Hospital
          (U.S. Bank N.A. LOC),
          3.95%, 6/1/07                                      1,705  1,705
         Wisconsin Health and Educational Facilities
          Authority Revenue Refunding VRDB, Series
          2003, Oakwood Village Project
          (Marshall & Ilsley Bank LOC),
          3.78%, 6/8/07                                        605    605

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 34  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT    VALUE
                                                            (000S)    (000S)
   MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
   Wisconsin - 4.0% - (continued)
     Wisconsin State Transportation Revenue
      Bonds, State Street Clipper Tax-Exempt
      Certificate Trust 2007-24, /(1) (2)/
      3.81%, 6/8/07                                          $21,745  $21,745
   ------------------------------------------------------  --------- --------
                                                                       37,415
   ------------------------------------------------------  --------- --------
   Multiple States Pooled Security - 1.9%
     BB&T Municipal Trust Revenue Bonds, Floaters
      Series 1004 (Branch Banking & Trust Co. LOC), /(1)/
      3.84%, 6/8/07                                           17,500   17,500
   ------------------------------------------------------  --------- --------
   Total Municipal Investments (Cost $915,998)                        915,998

                                                            NUMBER    VALUE
                                                           OF SHARES  (000S)
   INVESTMENT COMPANIES - 0.9%
     AIM Tax-Free Cash Reserve Portfolio                   7,951,998    7,952
     Dreyfus Tax-Exempt Cash Management Fund                 417,259      417
   ------------------------------------------------------  --------- --------
   Total Investment Companies (Cost $8,369)                             8,369
   ------------------------------------------------------  --------- --------
   Total Investments - 99.9% (Cost $924,367) /(3)/                    924,367
      Other Assets less Liabilities - 0.1%                                734
   ------------------------------------------------------  --------- --------
   NET ASSETS - 100.0%                                               $925,101

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Restricted security that has been deemed illiquid. At May 31, 2007, the value of these restricted illiquid securities amounted to approximately $68,210,000 or 7.4% of net assets. Additional information on each restricted illiquid security is as follows:

                                                ACQUISITION
                                                    AND     ACQUISITION
                                                ENFORCEABLE    COST
         SECURITY                                  DATE       (000S)
         Park Creek Metropolitan District
          Revenue Bonds (CO),
           3.68%, 2/14/08                         2/15/07     $5,000
         Florida State Department of
          Transportation Revenue Bonds (FL),
           3.65%, 11/1/07                        11/15/05     12,425
         Dallas Water & Sewer Revenue
          Bonds (TX),
           3.81%, 6/8/07                          4/27/07     20,000
         Little Elm School District G.O. (TX),
           3.83%, 6/8/07                          9/22/06      9,040
         Wisconsin State Transportation Revenue
          Bonds (WI),
           3.81%, 6/8/07                          4/27/07     21,745
         -------------------------------------- ----------- -----------


(3)The cost for federal income tax purposes was $924,367.

Percentages shown based on Net Assets.

       At May 31, 2007, the industry sectors for the Tax-Exempt Portfolio were:
                                                                     % OF NET
       INDUSTRY SECTOR                                                ASSETS
       Air, Water Services and Solid Waste Management                   9.9%
       Educational Services                                            15.6
       Electric Services, Gas and Combined Utilities                    7.8
       Executive, Legislative and General Government                   29.3
       General Medical, Surgical and Nursing and Personal
        Care                                                            9.9
       Health Services and Residential Care                            13.1
       Urban and Community Development, Housing
        Programs and Social Services                                    6.2
       All other sectors less than 5%                                   8.2
       ----------------------------------------------------- ------- ----------
       Total                                                          100.0%

       At May 31, 2007, the maturity analysis for the Tax-Exempt Portfolio as a percentage of investments was:

                          MATURITY ANALYSIS       %
                           0 - 14 Days           89.4%
                           15 - 30 Days           1.4
                           31 - 60 Days           1.9
                           61 - 90 Days           0.5
                           91 - 180 Days          4.4
                           181 - 364 Days         2.4
                          ----------------- -   -----
                           Total                100.0%

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6%
      Alabama - 3.4%
        Alabama Multifamily Housing Finance Authority
         Revenue Refunding Bonds, Series 1995,
         Westshore Apartments Project (Wachovia
         Corp. LOC),
         3.82%, 6/8/07                                     $2,500  $2,500
        Birmingham Public Park and Recreation Board
         Lease Revenue VRDB, Series 2001, Barber
         Museum Project (Regions Bank LOC),
         3.84%, 6/8/07                                     16,000  16,000
        Birmingham Special Care Facilities Authority
         Revenue Bonds, Series 2003-A, Health Care
         Medical Center East (AmSouth Bank
         Birmingham LOC),
         3.78%, 6/8/07                                     33,400  33,400
        City of Birmingham G.O. VRDB, Series 2004A,
         Capital Improvement Warrants (AMBAC
         Insured LOC),
         3.82%, 6/8/07                                     21,195  21,195
        Homewood Educational Building Authority
         Revenue VRDB, Series 2007B, Educational
         Facilities Samford University (MBIA Insured),
         3.80%, 6/8/07                                     10,000  10,000
        Mobile Spring Hill Medical Clinic Board
         Revenue VRDB, Series 2007, Spring Hill Area
         Leasing Project (Regions Bank LOC),
         3.83%, 6/8/07                                      3,800   3,800
        Parrish IDB PCR Refunding Bonds,
         Series 1994A, Alabama Power Company
         Project (Alabama Power Gtd.),
         3.88%, 6/1/07                                      1,500   1,500
        Taylor-Ryan Improvement District Number 2,
         Series 2005, Special Assessments Variable
         Improvement Bonds (Wachovia Bank N.A.
         LOC),
         3.81%, 6/8/07                                     17,000  17,000
        University of Alabama Revenue VRDB,
         Series 2000B, Hospital (AMBAC Insured),
         3.75%, 6/8/07                                     53,900  53,900
      ------------------------------------------------  --------- -------
                                                                  159,295
      ------------------------------------------------  --------- -------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Alaska - 1.4%
        Alaska International Airport Revenue Bonds,
         Series 2006-9, ABN AMRO Munitops
         Certificate Trust (MBIA Insured), /(1)/
         3.83%, 6/8/07                                      $8,100 $8,100
        Anchorage G.O. TANS, Series 2007,
         4.25%, 12/28/07                                    30,000 30,114
        Valdez Marine Terminal Revenue Refunding
         Bonds, Series B, Exxon Pipeline Co. Project
         (Exxon Mobil Corp. Gtd.),
         3.91%, 6/1/07                                      28,400 28,400
      -------------------------------------------------  --------- ------
                                                                   66,614
      -------------------------------------------------  --------- ------
      Arizona - 2.4%
        Arizona Health Facilities Authority Revenue
         Bonds, Series 2003B-2, The Terraces Project
         (Lloyds TSB Bank LOC),
         3.75%, 6/8/07                                       2,700  2,700
        Arizona Health Facilities Authority Revenue
         VRDB, Series 2002, Royal Oaks Project
         (LaSalle Bank N.A. LOC),
         3.75%, 6/8/07                                      15,150 15,150
        Arizona Health Facilities Authority Revenue
         VRDB, Series A, Banner Health
         (MBIA Insured),
         3.76%, 6/8/07                                       5,800  5,800
        McAllister Academic Village LLC Revenue VRDB,
         Arizona State University Project
         (AMBAC Insured),
         3.75%, 6/8/07                                      11,000 11,000
        Pima County IDA Revenue VRDB, Series 2002A,
         Senior Living Facilities La Posada
         (LaSalle Bank N.A. LOC),
         3.75%, 6/8/07                                      29,360 29,360
        Salt River Project Agricultural Improvement and
         Power District Electric System Revenue
         Bonds, Citigroup ROCS-RR-II-R-640, /(1)/
         3.82%, 6/8/07                                       7,440  7,440
        Salt River, Series B, Agricultural Project
         Improvement and Power District,
         3.73%, 9/7/07                                      27,800 27,800
        Scottsdale IDA Revenue VRDB, Series A,
         Scottsdale Healthcare (FGIC Insured),
         3.75%, 6/8/07                                       4,000  4,000

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 36  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Arizona - 2.4% - (continued)
        Scottsdale IDA Revenue VRDB, Series C,
         Scottsdale Healthcare (FSA Corp. Insured),
         3.75%, 6/8/07                                     $5,700  $5,700
        Sun Devil Energy Center LLC Revenue VRDB,
         Series 2004, Arizona State University Project
         (FGIC Insured),
         3.77%, 6/8/07                                      5,000   5,000
      ------------------------------------------------  --------- -------
                                                                  113,950
      ------------------------------------------------  --------- -------
      Arkansas - 0.1%
        Boone County Hospital Revenue VRDB, North
         Arkansas Regional Medical Center Project
         (Bank of America N.A. LOC),
         3.76%, 6/8/07                                      5,400   5,400
      ------------------------------------------------  --------- -------
      California - 5.5%
        ABN AMRO Munitops Certificate Trust,
         Series 2006-21, /(1)/
         3.79%, 6/8/07                                     13,995  13,995
        California State Department of Water Resources
         and Power Supply Revenue VRDB,
         Series 2002C-5 (Dexia Credit Local LOC),
         3.80%, 6/8/07                                     33,940  33,940
        California State Department of Water Resources
         and Power Supply Revenue VRDB,
         Series 2002C-7 (FSA Corp. Insured),
         3.74%, 6/8/07                                      7,905   7,905
        California State Department of Water Resources
         and Power Supply Revenue VRDB,
         Subseries F-4 (Bank of America N.A. LOC),
         3.80%, 6/1/07                                     32,300  32,300
        California State Department of Water Resources
         and Power Supply Revenue VRDB,
         Subseries G-1 (Bank of Nova Scotia LOC),
         3.70%, 6/8/07                                      7,550   7,550
        California State Department of Water Resources
         and Power Supply Revenue VRDB,
         Subseries G-3 (FSA Corp. Insured),
         3.74%, 6/8/07                                     10,000  10,000
        California State Economic Recovery Revenue
         VRDB, Series 2004C-16 (FSA Corp. Insured),
         3.66%, 6/8/07                                      8,100   8,100

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      California - 5.5% - (continued)
        California State G.O., Kindergarten-University,
         Series 2004A-8 (Citibank N.A. LOC),
         3.66%, 6/8/07                                     $18,500 $18,500
        California State G.O., Series 2003B-4, Floating
         Rate (Bank of New York LOC),
         3.66%, 6/8/07                                      29,200  29,200
        California State RANS,
         4.50%, 6/29/07                                      1,900   1,901
        California Statewide Communities Development
         Authority Multifamily Housing Revenue
         Refunding VRDB, Series 2005C, Chateau
         Project (FNMA Insured),
         3.68%, 6/8/07                                         600     600
        Los Angeles County California Housing Authority
         Multifamily Revenue VRDB, Series 1985,
         Malibu Canyon Apartments (FHLMC LOC),
         3.71%, 6/8/07                                       1,000   1,000
        Los Angeles Department of Water and Power
         Waterworks Revenue Bonds, Series 2001B-1,
         3.70%, 6/1/07                                      12,900  12,900
        Metropolitan Water District of Southern
         California Waterworks Revenue VRDB,
         Series 2003C3,
         3.66%, 6/8/07                                      39,000  39,000
        Metropolitan Water District of Southern
         California Waterworks Revenue VRDB,
         Series B-2 2005,
         3.70%, 6/8/07                                       2,955   2,955
        Orange County Sanitation District COPS VRDB,
         3.80%, 6/1/07                                       2,700   2,700
        San Francisco City and County Multifamily
         Housing Revenue Refunding VRDB,
         Series 2000A, Post Towers (FHLMC Insured),
         3.68%, 6/8/07                                      15,800  15,800
        San Francisco City and County Redevelopment
         Agency Multifamily Housing Revenue VRDB,
         Series 1985A, Bayside Village Project
         (JPMorgan Chase Bank LOC),
         3.70%, 6/8/07                                       1,600   1,600

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     California - 5.5% - (continued)
       San Francisco City and County Redevelopment
        Agency Multifamily Housing Revenue VRDB,
        Series 1985B, Bayside Village Project
        (JPMorgan Chase Bank LOC),
        3.70%, 6/8/07                                      $16,700 $16,700
       Sunnyvale COPS VRDB, Series 2001-A,
        Government Center Site Acquisition
        (AMBAC Insured),
        3.66%, 6/8/07                                        2,265   2,265
     --------------------------------------------------  --------- -------
                                                                   258,911
     --------------------------------------------------  --------- -------
     Colorado - 2.5%
       Colorado Educational and Cultural Facilities
        Authority Revenue Bonds, Concordia
        University Irvine Project (U.S. Bank N.A. LOC),
        3.92%, 6/1/07                                       12,100  12,100
       Colorado Educational and Cultural Facilities
        Authority Revenue Bonds, Immanuel Lutheran
        School Project (Bank of America N.A. LOC),
        3.92%, 6/1/07                                        3,600   3,600
       Colorado Educational and Cultural Facilities
        Authority Revenue Bonds, Series 2005, Bear
        Creek School Project (U.S. Bank N.A. LOC),
        3.75%, 6/8/07                                        7,050   7,050
       Colorado Educational and Cultural Facilities
        Authority Revenue Bonds, Series 2006,
        Pueblo Serra Worship Holdings (Wells Fargo
        Bank N.A. LOC),
        3.79%, 6/8/07                                        1,940   1,940
       Colorado Health Facilities Authority Revenue
        Refunding VRDB, Series 2004B, Bethesda
        Collinwood (LaSalle Bank N.A. LOC),
        3.79%, 6/8/07                                        2,045   2,045
       Colorado Health Facilities Authority Revenue
        VRDB, Series 2004B, Adventist Health System
        Sunbelt (SunTrust Bank LOC),
        3.75%, 6/8/07                                        9,800   9,800
       Denver City and County Airport Revenue Bonds,
        Series 63 (FGIC Insured), /(1)/
        3.80%, 6/8/07                                        9,500   9,500

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Colorado - 2.5% - (continued)
        El Paso County Multifamily Housing Revenue
         Refunding Bonds, Series 1995, Briarglen
         Apartments Project (FHLMC Insured),
         3.77%, 6/8/07                                      $1,700  $1,700
        Fiddlers Business Improvement District
         Greenwood Village G.O. VRDB, Series 2007-2,
         Capital Improvement Sub Lien
         (KeyBank N.A. LOC),
         3.80%, 6/8/07                                       7,000   7,000
        Larkridge G.O. VRDB, Series 2004, Metropolitan
         District Number 1 (U.S. Bank N.A. LOC),
         3.81%, 6/8/07                                      10,000  10,000
        Park Creek Metropolitan District Revenue
         Bonds, Merrill Lynch P-Floats 157 (Danske
         Bank Gtd.), /(1) (2)/
         3.68%, 2/14/08                                     15,000  15,000
        Pitkin County Industrial Development Revenue
         Refunding Bonds, Series 1994A, Aspen Skiing
         Co. Project (JPMorgan Chase Bank LOC),
         3.88%, 6/1/07                                       5,800   5,800
        Steamboat Springs Redevelopment Authority
         Tax Increment Revenue Bonds, Series 2007,
         Base Area Redevelopment Project (Wells
         Fargo Bank N.A. LOC),
         3.80%, 6/8/07                                       1,400   1,400
        Telluride Excise Tax Revenue VRDB, Series
         2007, VY Floor Open Space Project
         (KeyBank N.A. LOC),
         3.82%, 6/8/07                                       4,300   4,300
        Traer Creek Metropolitan District Revenue
         VRDB, Series 2002, Avon (BNP Paribas LOC),
         3.80%, 6/8/07                                      16,385  16,385
        Westminster EDA Tax Increment Revenue
         Refunding VRDB, Series 2006, Mandalay
         Gardens Urban (Depfa Bank PLC LOC),
         3.80%, 6/8/07                                       8,880   8,880
      -------------------------------------------------  --------- -------
                                                                   116,500
      -------------------------------------------------  --------- -------
      District of Columbia - 0.2%
        District of Columbia Revenue VRDB, Series 2001,
         Henry J. Kaiser Foundation,
         3.83%, 6/8/07                                       4,700   4,700

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 38  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      District of Columbia - 0.2% - (continued)
        District of Columbia Revenue VRDB, Series 2003,
         American Psychological Association Project
         (Bank of America N.A. LOC),
         3.78%, 6/8/07                                       $2,460 $2,460
      --------------------------------------------------  --------- ------
                                                                     7,160
      --------------------------------------------------  --------- ------
      Florida - 8.4%
        Alachua County Health Facilities Authority
         Continuing Care Revenue VRDB, Series 2002A,
         Oak Hammock University Project
         (BNP Paribas LOC),
         3.90%, 6/1/07                                        6,800  6,800
        Brevard County Health Facilities Authority
         Revenue VRDB, Series 2004, Wuesthoff Health
         Systems, Inc. Project (SunTrust Bank LOC),
         3.76%, 6/8/07                                       14,200 14,200
        Broward County Multifamily Housing Finance
         Authority Revenue VRDB, Series 1985,
         Sanctuary Apartments Project
         (FNMA Insured),
         3.80%, 6/8/07                                       20,500 20,500
        Charlotte County Utility Revenue Refunding
         VRDB, Series 2003A (FSA Corp. Insured),
         3.78%, 6/8/07                                        6,000  6,000
        Florida Gas Utility Revenue VRDB, Series 2006,
         Gas Supply Project Number 2-A-2,
         3.75%, 6/8/07                                       18,900 18,900
        Florida Housing Finance Corp. Multifamily
         Revenue Bonds, Series 53G-2007, Goldman
         Floater (Goldman Sachs Group, Inc. Gtd.), /(1)/
         3.82%, 6/8/07                                       20,000 20,000
        Florida Housing Finance Corp. Multifamily
         Revenue Refunding Bonds, Series 1998, South
         Pointe Project (FNMA Insured),
         3.77%, 6/8/07                                        4,900  4,900
        Florida Housing Finance Corp. Multifamily
         Revenue Refunding VRDB, Series C, Monterey
         Lake (FHLMC LOC),
         3.77%, 6/8/07                                        7,325  7,325
        Florida Housing Finance Corp. Multifamily
         Revenue Refunding VRDB, Series K,
         Reflections (FHLMC Gtd.),
         3.77%, 6/8/07                                       13,500 13,500

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Florida - 8.4% - (continued)
        Florida Multifamily Housing Finance Agency
         Revenue Bonds, Series 1985, Huntington
         (FHLMC Gtd.),
         3.77%, 6/8/07                                      $4,000 $4,000
        Florida Multifamily Housing Finance Agency
         Revenue Bonds, Series 1985, River Oaks
         (FHLMC Insured),
         3.77%, 6/8/07                                       3,900  3,900
        Florida State Board of Education G.O., Eagle
         720050054 - Class A, /(1)/
         3.83%, 6/8/07                                      10,000 10,000
        Florida State Board of Education Revenue Bonds,
         Series 2004, Citigroup ROCS-RR-II-6037, /(1)/
         3.82%, 6/8/07                                       6,255  6,255
        Florida State Department of Transportation
         Revenue Bonds, Series 2005-A22, Wachovia
         MERLOTS, /(1) (2)/
         3.65%, 11/1/07                                     12,425 12,425
        Gainesville Utility System Revenue VRDB,
         Series 2007-A,
         3.80%, 6/8/07                                      28,855 28,855
        Highlands County Health Facilities Authority
         Revenue VRDB, Series 1996A, Adventist Health
         System Project (FGIC Insured),
         3.75%, 6/8/07                                      44,300 44,300
        Highlands County Health Facilities Authority
         Revenue VRDB, Series 1996A, Adventist Health
         System Sunbelt (SunTrust Bank LOC),
         3.75%, 6/8/07                                      35,770 35,770
        Highlands County Health Facilities Authority
         Revenue VRDB, Series 2000A, Adventist Health
         System Sunbelt (FGIC Insured),
         3.75%, 6/8/07                                       4,800  4,800
        Highlands County Health Facilities Authority
         Revenue VRDB, Series 2003B, Adventist Health
         System Sunbelt (SunTrust Bank LOC),
         3.78%, 6/8/07                                      17,450 17,450
        Jackson County PCR Refunding Bonds, Series
         1997, Gulf Power Co. Project,
         3.94%, 6/1/07                                       2,000  2,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Florida - 8.4% - (continued)
       Lee County HFA Multifamily Revenue Bonds,
        Series 1995-A, Forestwood Apartments Project
        (FNMA Gtd.),
        3.80%, 6/8/07                                        $8,285 $8,285
       Lee County IDA Healthcare Facilities Revenue
        VRDB, Series 1999B, Shell Point Village Project
        (Bank of America N.A. LOC),
        3.75%, 6/8/07                                         3,700  3,700
       Lee County IDA Healthcare Facilities Revenue
        VRDB, Series 2002, Shell Point Village Project
        (Bank of America N.A. LOC),
        3.75%, 6/8/07                                        14,235 14,235
       Marion County Hospital District Revenue Bonds,
        Series 2000, Munroe Regional Health System
        (AmSouth Bank Birmingham LOC),
        3.78%, 6/8/07                                         7,300  7,300
       Orange County Housing Finance Authority
        Multifamily Revenue Refunding VRDB, Series
        1997, Post Fountains Project (FNMA Gtd.),
        3.77%, 6/8/07                                         2,550  2,550
       Palm Beach County Health Facilities Authority
        Revenue VRDB, Series 2001,
        Bethesda Healthcare Systems Project
        (SunTrust Bank LOC),
        3.89%, 6/1/07                                        13,700 13,700
       Palm Beach County Revenue VRDB, Series 2003,
        Morse Obligation Group Project
        (KeyBank N.A. LOC),
        3.78%, 6/8/07                                         9,430  9,430
       Pinellas County Health Facility Authority Revenue
        Refunding VRDB, Series B2, Baycare Health
        System (FSA Corp. Insured),
        3.76%, 6/8/07                                         3,700  3,700
       St. Lucie Florida Community Redevelopment,
        Series 2006-83, ABN AMRO Munitops
        Certificate Trust (MBIA Insured), /(1) (2)/
        3.83%, 6/8/07                                        18,050 18,050
       State of Florida Department of Transportation
        Bridge Construction Revenue Bonds,
        Series 2002A, ABN AMRO Munitops Certificate
        Trust 2002-20 (MBIA Insured), /(1)/
        3.83%, 6/8/07                                         9,845  9,845

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Florida - 8.4% - (continued)
        University of South Florida College COPS VRDB,
         Series A-1, Medicine Health Facilities Lease
         Program (SunTrust Bank LOC),
         3.83%, 6/8/07                                    $23,650 $23,650
      ------------------------------------------------  --------- -------
                                                                  396,325
      ------------------------------------------------  --------- -------
      Georgia - 3.0%
        Clayton County Development Authority Revenue
         VRDB, Series 2000A, Delta Airlines Project
         (General Electric Capital Corp. LOC), /(1)/
         3.84%, 6/8/07                                      2,000   2,000
        Cobb County G.O. TANS,
         4.00%, 12/31/07                                    5,000   5,013
        Cobb County Housing Authority Multifamily
         Revenue VRDB, Series 1996, Post Bridge
         Project (Colld. by FNMA),
         3.75%, 6/8/07                                      2,800   2,800
        Cobb County Housing Authority Revenue Bonds,
         Post Mill Project (FNMA Gtd.),
         3.75%, 6/8/07                                      2,000   2,000
        Floyd County Development Authority Revenue
         VRDB, Series 2000, Darlington School Project
         (SunTrust Bank LOC),
         3.82%, 6/8/07                                      2,900   2,900
        Fulton County Residential Care Facilities
         Revenue VRDB, Series C, Lenbrook Project
         (Royal Bank of Scotland PLC LOC),
         3.77%, 6/8/07                                     24,000  24,000
        Gwinnett County Multifamily Housing Revenue
         VRDB, Series 1996, Post Corners Project
         (FNMA Gtd.),
         3.79%, 6/8/07                                      4,300   4,300
        Rockdale County Hospital Authority Revenue
         Anticipation Certificates, Series 2002,
         Rockdale Hospital (Wachovia Bank N.A. LOC),
         3.78%, 6/8/07                                     24,765  24,765
        Roswell Housing Authority Multifamily Revenue
         Refunding VRDB, Series 1994, Wood Crossing
         Project (FHLMC LOC),
         3.81%, 6/8/07                                      3,300   3,300

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 40  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Georgia - 3.0% - (continued)
        Roswell Housing Authority Multifamily Revenue
         Refunding VRDB, Series 1996, Azalea Park
         Apartments (FNMA Insured),
         3.77%, 6/8/07                                     $5,400  $5,400
        Roswell Housing Authority Multifamily Revenue
         Refunding VRDB, Series 2002, Chambrel at
         Roswell Project (FNMA Gtd.),
         3.77%, 6/8/07                                        100     100
        State of Georgia G.O., Merrill Lynch
         P-Floats-EC 1019, /(1)/
         3.85%, 6/8/07                                     40,445  40,445
        State of Georgia G.O. VRDB, Series H-3 2006,
         3.76%, 6/8/07                                     25,405  25,405
      ------------------------------------------------  --------- -------
                                                                  142,428
      ------------------------------------------------  --------- -------
      Illinois - 14.2%
        Bi-State Development Agency Metropolitan
         District Revenue VRDB, Series A2005,
         Suburban Mass Transit Metrolink
         (JPMorgan Chase Bank LOC),
         3.78%, 6/8/07                                     29,900  29,900
        Chicago Board of Education G.O. Series A PA
         616 School Reform Board (FGIC Insured), /(1)/
         3.84%, 6/8/07                                        500     500
        Chicago G.O. Refunding Bonds, Series 1998,
         Citicorp Eagle Trust 981302
         (FSA Corp. Insured), /(1)/
         3.83%, 6/8/07                                        500     500
        Chicago G.O. Revenue Refunding VRDB, Series
         2005D, Refunding Project (FSA Corp. Insured),
         3.76%, 6/8/07                                     18,800  18,800
        Chicago G.O. Tender Notes, Series 2006
         (Bank of America N.A. LOC),
         3.52%, 10/11/07                                   10,000  10,000
        Chicago G.O. VRDB, Series 2003 B-1,
         3.78%, 6/8/07                                     50,000  50,000
        Chicago Water G.O., Series 2007, BB&T
         Municipal Trust, /(1)/
         3.82%, 6/8/07                                     11,375  11,375
        City of Aurora Revenue VRDB, Series 2003,
         Community Counseling Center of Fox Valley
         Project (Harris N.A. LOC),
         3.80%, 6/8/07                                      3,210   3,210

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Illinois - 14.2% - (continued)
       City of Chicago G.O. VRDB, Series 2002-B,
        3.78%, 6/8/07                                       $84,655 $84,655
       Evanston, Illinois G.O., Series 2002A,
        Sherman Plaza,
        3.78%, 6/8/07                                         8,910   8,910
       DuPage County Revenue VRDB, Benedictine
        University Building Project (National City
        Bank of the Midwest LOC),
        3.79%, 6/8/07                                         3,000   3,000
       Illinois Development Finance Authority Revenue
        Bonds, Series 1984, Enterprise Office Project
        (Colld. by U.S. Treasuries),
        3.75%, 6/1/07                                         6,000   6,000
       Illinois Development Finance Authority Revenue
        Bonds, Series 2000, Slovak American Charitable
        Project (JPMorgan Chase Bank LOC),
        3.79%, 6/8/07                                         7,395   7,395
       Illinois Development Finance Authority Revenue
        VRDB, BAPS, Inc. Project
        (Comerica Bank LOC),
        3.79%, 6/8/07                                        10,145  10,145
       Illinois Development Finance Authority Revenue
        VRDB, Series 1994, Aurora Central Catholic
        High School Project (Allied Irish Bank LOC),
        4.04%, 6/8/07                                         1,000   1,000
       Illinois Development Finance Authority Revenue
        VRDB, Series 1998, Wheaton Academy
        Project (LaSalle Bank N.A. LOC),
        3.79%, 6/8/07                                         9,000   9,000
       Illinois Development Finance Authority Revenue
        VRDB, Series 1999B-1, AMR Pooled Financing
        Program (JPMorgan Chase Bank LOC),
        3.83%, 6/8/07                                         5,115   5,115
       Illinois Development Finance Authority Revenue
        VRDB, Series 2001, Oak Park Residence
        Project (LaSalle Bank N.A. LOC),
        3.79%, 6/8/07                                         1,650   1,650
       Illinois Educational Facilities Authority Revenue
        Bonds, Northwestern University, Eagle
        20060095 Class A, /(1)/
        3.83%, 6/8/07                                        10,395  10,395

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Illinois - 14.2% - (continued)
       Illinois Educational Facilities Authority Revenue
        Bonds, Series 1985, Cultural Pool
        (JPMorgan Chase Bank LOC),
        3.77%, 6/8/07                                        $7,000 $7,000
       Illinois Educational Facilities Authority Revenue
        Bonds, Series 2003B, Augustana College
        Project (LaSalle Bank N.A. LOC),
        3.78%, 6/8/07                                         6,990  6,990
       Illinois Finance Authority Revenue Bonds,
        Citigroup Eagle 20060115-Class A,
        Northwestern University, /(1)/
        3.83%, 6/8/07                                         8,170  8,170
       Illinois Finance Authority Revenue Bonds,
        Nazareth Academy Project (Harris N.A. LOC),
        3.79%, 6/8/07                                        10,500 10,500
       Illinois Finance Authority Revenue Bonds, Series
        2005, Joan W. & Irving B. Dance Project
        (Bank of America N.A. LOC),
        3.79%, 6/8/07                                        12,100 12,100
       Illinois Finance Authority Revenue VRDB, Series
        2006B, Montgomery Place (Fifth Third Bank LOC),
        3.79%, 6/8/07                                         5,865  5,865
       Illinois Finance Authority Revenue VRDB, Easter
        Seals Metropolitan Chicago (Harris N.A. LOC),
        3.80%, 6/8/07                                         7,700  7,700
       Illinois Finance Authority Revenue VRDB, Landing
        at Plymouth (Lloyds TSB Bank LOC),
        3.75%, 6/8/07                                         3,300  3,300
       Illinois Finance Authority Revenue VRDB, Series
        2006B, Loyola University Health System
        (Harris N.A. LOC),
        3.76%, 6/8/07                                        56,900 56,900
       Illinois Finance Authority Revenue VRDB, Series
        2007, North American Spine Society
        (Harris N.A. LOC),
        3.80%, 6/8/07                                        12,500 12,500
       Illinois Finance Authority Revenue VRDB,
        Series A, Franciscan Communities
        (LaSalle Bank N.A. LOC),
        3.77%, 6/8/07                                         8,045  8,045

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Illinois - 14.2% - (continued)
       Illinois Finance Authority Revenue VRDB,
        Series D, The Clare At Water Tower Project
        (LaSalle Bank N.A. LOC),
        3.77%, 6/8/07                                      $15,050 $15,050
       Illinois Finance Authority Revenue VRDB,
        WBEZ Alliance Income Project
        (LaSalle Bank N.A. LOC),
        3.78%, 6/8/07                                        8,500   8,500
       Illinois Health Facilities Authority Revenue
        Bonds, Advocate Healthcare Network,
        Series 2003-B,
        3.60%, 1/4/08                                       14,255  14,255
        Series 2003-C,
        3.67%, 2/29/08                                      21,000  21,000
       Illinois Health Facilities Authority Revenue
        Refunding Bonds, Series 1996, Franciscan
        Eldercare Village (LaSalle Bank N.A. LOC),
        3.75%, 6/8/07                                        1,500   1,500
       Illinois State G.O. Bonds Series 2006, Citigroup
        ROCS-II-R-1072, /(1)/
        3.82%, 6/8/07                                        4,985   4,985
       Illinois State G.O. Cash Flow Management Notes
        Certificates, Series 2007,
        4.25%, 6/7/07                                        2,000   2,000
       Illinois State G.O., Citigroup Eagle 720053002
        Class A, /(1)/
        3.83%, 6/8/07                                        8,000   8,000
       Illinois State G.O., Series 2006A,
        Merrill P-Floats PT 4081, /(1)/
        3.83%, 6/8/07                                       12,070  12,070
       Illinois State G.O. VRDB, Series 2003B,
        3.80%, 6/8/07                                      130,500 130,500
       Kane County Revenue Bonds, Series 1993,
        Glenwood School for Boys (Harris N.A. LOC),
        3.86%, 6/8/07                                        2,500   2,500
       Lisle Multifamily Housing Revenue Refunding
        VRDB, Series 1996, Four Lakes Phase V
        (LaSalle Bank N.A. LOC),
        3.79%, 6/8/07                                       20,000  20,000

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 42  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Illinois - 14.2% - (continued)
        Morton Grove Cultural Facilities Revenue VRDB,
         Series 2006, Holocaust Museum (LaSalle
         Bank N.A. LOC),
         3.79%, 6/8/07                                     $4,750  $4,750
        Regional Transportation Authority Revenue
         Bonds, Bank of America Variable Certificates,
         Macon 2004A (MBIA Insured), /(1)/
         3.80%, 6/8/07                                      3,330   3,330
        Rockford Revenue Bonds, Series 2002,
         Wesley Willows Obligation
         (Marshall & Ilsley Bank LOC),
         3.90%, 6/1/07                                      6,660   6,660
      ------------------------------------------------  --------- -------
                                                                  665,720
      ------------------------------------------------  --------- -------
      Indiana - 2.1%
        Indiana Bond Bank Revenue Notes, Series
         2007A, Advanced Funding Program Notes,
         4.25%, 1/31/08                                    10,000  10,038
        Indiana Health and Educational Facilities
         Finance Authority Revenue Bonds,
         Schneck Memorial Hospital Project
         (Fifth Third Bank LOC),
         3.90%, 6/1/07                                      5,000   5,000
        Indiana Health and Educational Facilities
         Finance Authority Revenue Bonds, Series
         2005A, Howard Regional Health System
         Project (Comerica Bank LOC),
         3.95%, 6/1/07                                      8,900   8,900
        Indiana Health and Educational Facilities
         Finance Authority Revenue VRDB, Series
         2005A, Parkview Health Systems
         (AMBAC Insured),
         3.76%, 6/8/07                                      5,500   5,500
        Indiana Health and Educational Facilities
         Finance Authority Revenue VRDB, Series
         2005B, Parkview Health Systems
         (AMBAC Insured),
         3.76%, 6/8/07                                      6,400   6,400
        Indiana Health Facility Financing Authority
         Revenue Bonds, Series 2002A, Golden Years
         Homestead (Wells Fargo Bank N.A. LOC),
         3.76%, 6/8/07                                      2,800   2,800

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
       MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
       Indiana - 2.1% - (continued)
         Indiana Health Facility Financing Authority
          Revenue Bonds, Series 2004,
          Riverview Hospital Project
          (National City Bank of Indiana LOC),
          3.79%, 6/8/07                                     $4,950 $4,950
         Indiana Health Facility Financing Authority
          Revenue VRDB, Series 2001,
          Franciscan Eldercare Village Project
          (LaSalle Bank N.A. LOC),
          3.75%, 6/8/07                                        300    300
         Indiana Health Facility Financing Authority
          Revenue VRDB, Series 2004A,
          Margaret Mary Community Hospital Project
          (Fifth Third Bank LOC),
          3.95%, 6/1/07                                      5,800  5,800
         Indiana Public School Building Corp. Revenue
          Bonds, Series 2003-15, ABN AMRO Munitops
          Certificate Trust (MBIA Insured), /(1)/
          3.83%, 6/8/07                                     14,200 14,200
         Indiana State Development Finance Authority
          Revenue VRDB, Series 2003, YMCA of
          Southwest Indiana Project (Wells Fargo
          Bank N.A. LOC),
          3.76%, 6/8/07                                      3,000  3,000
         Indiana State Educational Facilities Authority
          Revenue VRDB, Series 2003, Franklin College
          (JPMorgan Chase Bank LOC),
          3.95%, 6/1/07                                      6,300  6,300
         Indiana State Educational Facilities Authority
          Revenue VRDB, Series 2004, Bethel College
          Project (National City Bank of Indiana LOC),
          3.79%, 6/8/07                                      5,860  5,860
         Perry Township Building Corp. Revenue Bonds,
          Series 2005, ABN AMRO Munitops Certificate
          Trust 2005-6 (FSA Corp. Insured), /(1)/
          3.83%, 6/8/07                                      9,000  9,000
         Vincennes Economic Development Revenue
          VRDB, Knox County Association (Wells Fargo
          Bank N.A. LOC),
          3.76%, 6/8/07                                      2,500  2,500

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Indiana - 2.1% - (continued)
        Zionsville Community Schools Building Corp.
         Revenue Bonds, P-Floats PT 2869
         (FSA Corp. Insured), /(1)/
         3.83%, 6/8/07                                      $6,595 $6,595
      -------------------------------------------------  --------- ------
                                                                   97,143
      -------------------------------------------------  --------- ------
      Iowa - 1.5%
        Grinnell Hospital Revenue Refunding VRDB,
         Series 2001, Grinnell Regional Medical Center
         Project (U.S. Bank N.A. LOC),
         3.95%, 6/1/07                                       3,400  3,400
        Iowa Finance Authority Economic Development
         Revenue VRDB, Series 2002, Iowa West
         Foundation Project (U.S. Bank N.A. LOC),
         3.78%, 6/8/07                                       5,755  5,755
        Iowa Finance Authority Healthcare Facilities
         Revenue VRDB, Series A3, Iowa Health System
         (FGIC Insured),
         3.76%, 6/8/07                                      30,000 30,000
        Iowa Finance Authority Private College Revenue
         VRDB, Series 2001, Morningside College
         Project (U.S. Bank N.A. LOC),
         3.95%, 6/1/07                                       4,805  4,805
        Iowa Finance Authority Retirement Community
         Revenue VRDB, Series 2003B, Wesley
         Retirement Services Project (Wells Fargo Bank
         N.A. LOC),
         3.75%, 6/8/07                                       4,010  4,010
        Iowa Finance Authority Revenue VRDB, Series
         2003, Museum of Art Foundation Project
         (U.S. Bank N.A. LOC),
         3.95%, 6/1/07                                       4,150  4,150
        Iowa Higher Education Loan Authority Revenue
         Bonds, Series 2002, Luther College Project
         (U.S. Bank N.A. LOC),
         3.75%, 6/8/07                                      12,000 12,000
        Iowa Higher Education Loan Authority Revenue
         VRDB, Series 2000, Private College Facilities,
         Loras College Project (LaSalle Bank N.A. LOC),
         3.90%, 6/1/07                                       2,000  2,000

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Iowa - 1.5% - (continued)
        Iowa Higher Education Loan Authority Revenue
         VRDB, Private College, Series 2003,
         Des Moines University Project
         (Allied Irish Bank LOC),
         3.95%, 6/1/07                                      $5,600 $5,600
      -------------------------------------------------  --------- ------
                                                                   71,720
      -------------------------------------------------  --------- ------
      Kansas - 1.1%
        Johnson County Unified School District No. 512
         G.O., Series 2001-A92, Wachovia MERLOTS, /(1)/
         3.83%, 6/8/07                                       9,480  9,480
        Kansas Development Finance Authority
         Multifamily Revenue Refunding VRDB,
         Chesapeake Apartments Project (FHLMC LOC),
         3.80%, 6/8/07                                       5,000  5,000
        Kansas Development Finance Authority Revenue
         VRDB, Series 1998BB, Shalom Village
         Obligation Group (Citibank N.A. LOC),
         3.76%, 6/8/07                                       1,170  1,170
        Kansas Development Finance Authority Revenue
         VRDB, Series 2004C, Adventist Health System/
         Sunbelt (SunTrust Bank LOC),
         3.78%, 6/8/07                                      14,200 14,200
        Kansas Development Finance Authority Revenue
         VRDB, Series 2004C, Adventist Health System/
         Sunbelt (SunTrust Bank LOC),
         3.78%, 6/8/07                                      12,500 12,500
        Olathe Multifamily Housing Revenue Refunding
         VRDB, Jefferson Place Apartments Project
         (FHLMC GIC),
         3.78%, 6/8/07                                       7,780  7,780
        University of Kansas Hospital Authority Revenue
         VRDB, KU Health Systems (Harris N.A. LOC),
         3.90%, 6/1/07                                       2,695  2,695
      -------------------------------------------------  --------- ------
                                                                   52,825
      -------------------------------------------------  --------- ------
      Kentucky - 0.8%
        Fort Mitchell League of Cities Revenue VRDB,
         Series 2002A, Trust Lease Program
         (U.S. Bank N.A. LOC),
         3.89%, 6/8/07                                       9,300  9,300
        Jefferson County Multifamily Housing Revenue
         Refunding VRDB, Series 2002, Camden
         Meadows Project (FNMA Insured),
         3.77%, 6/8/07                                       8,200  8,200

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 44  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Kentucky - 0.8% - (continued)
       Kenton County Airport Board Revenue VRDB,
        Series 2000B, Delta Air, Inc. Project (General
        Electric Capital Corp. LOC),
        3.84%, 6/8/07                                        $7,700 $7,700
       Mason County PCR Bonds, Series 1984B-1, East
        Kentucky Power Project,
        3.88%, 6/8/07                                           555    555
       Morehead League of Cities Revenue VRDB,
        Series 2004A, Trust Lease Program
        (U.S. Bank N.A. LOC),
        3.89%, 6/8/07                                        10,646 10,646
     ---------------------------------------------------  --------- ------
                                                                    36,401
     ---------------------------------------------------  --------- ------
     Louisiana - 1.9%
       Louisiana Local Government Environmental
        Revenue VRDB, Series 2004C, University
        LaMonroe (Regions Bank LOC),
        3.78%, 6/8/07                                        10,000 10,000
       Louisiana Public Facilities Authority Multifamily
        Housing Revenue Refunding VRDB, Linlake
        Ventures Project (FHLMC LOC),
        3.77%, 6/8/07                                         8,000  8,000
       Louisiana Public Facilities Authority Revenue
        Refunding VRDB, Series 1988, Multifamily
        (FNMA LOC),
        3.77%, 6/8/07                                         7,000  7,000
       Louisiana Public Facilities Authority Revenue
        VRDB, Series 2004, Tiger Athletic Foundation
        Project (Regions Bank LOC),
        3.76%, 6/8/07                                        44,000 44,000
       Louisiana State Offshore Terminal Authority
        Deepwater Revenue Refunding Bonds, Series
        2003A, LOOP LLC Project (SunTrust Bank LOC),
        3.89%, 6/1/07                                        13,100 13,100
       Parish of East Baton Rouge PCR Refunding
        VRDB, Exxon Project (Exxon Mobil Corp. Gtd.),
        3.86%, 6/1/07                                         6,900  6,900
     ---------------------------------------------------  --------- ------
                                                                    89,000
     ---------------------------------------------------  --------- ------

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
       Maryland - 3.9%
         Baltimore County Catholic Health Initiatives,
          Merrill Lynch P-Floats-MT 353, /(1)/
          3.82%, 6/8/07                                   $13,230 $13,230
         Maryland State Community Development
          Administration Multifamily Housing Revenue
          Notes, Series 2006Q,
          3.59%, 12/14/07                                  10,000  10,000
         Maryland State Economic Development Corp.
          Revenue VRDB, Catholic Relief Services
          (Bank of America N.A. LOC),
          3.76%, 6/8/07                                    10,000  10,000
         Maryland State G.O., Series 1790,
          JP Morgan Putters, /(1)/
          3.82%, 6/8/07                                    54,975  54,975
         Maryland State Health and Higher Educational
          Facilities Authority Revenue Bonds,
          Series A, Charleston Community
          (Bank of America N.A. LOC),
          3.75%, 6/8/07                                    15,800  15,800
         Maryland State Health and Higher Educational
          Facilities Authority Revenue VRDB, Series A,
          Adventist Health Care (Manufacturers &
          Traders Trust Co. LOC),
          3.78%, 6/8/07                                     6,650   6,650
         Maryland State Health and Higher Educational
          Facilities Authority Revenue VRDB,
          Series 2003B, Adventist Health Care
          (Manufacturers & Traders Trust Co. LOC),
          3.85%, 6/8/07                                     2,590   2,590
         Maryland State Health and Higher Educational
          Facilities Authority Revenue VRDB,
          Series 2005, Villa Julie College
          (Bank of America N.A. LOC),
          3.76%, 6/8/07                                    37,455  37,455
         Maryland State Health and Higher Educational
          Facilities Authority Revenue VRDB, Series
          2006F, University of Maryland Medical
          Systems (FGIC Insured),
          3.75%, 6/8/07                                    19,500  19,500

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Maryland - 3.9% - (continued)
       Montgomery County Economic Development
        Revenue VRDB, Series 2004, Riderwood
        Village, Inc. Project (Manufacturers &
        Traders Trust Co. LOC),
        3.79%, 6/8/07                                         $800    $800
       Prince Georges County Revenue Refunding
        VRDB, Series A, Collington Episcopal
        (LaSalle Bank N.A. LOC),
        3.75%, 6/8/07                                       10,000  10,000
     --------------------------------------------------  --------- -------
                                                                   181,000
     --------------------------------------------------  --------- -------
     Massachusetts - 2.5%
       Massachusetts State Development Finance
        Agency Revenue VRDB, Series 2007,
        Groton School,
        3.79%, 6/8/07                                       10,000  10,000
       Massachusetts State Development Finance
        Agency Revenue VRDB, Series 2007,
        Seashore Port-Deaconess, Inc. (Banco
        Santander Central Hispano LOC),
        3.77%, 6/8/07                                        7,755   7,755
       Massachusetts State G.O. Refunding VRDB,
        Series 2005A,
        3.76%, 6/8/07                                       81,080  81,080
       Massachusetts State Health and Educational
        Facilities Authority Revenue VRDB, Series
        1999R, Harvard University,
        3.78%, 6/1/07                                        9,660   9,660
       Massachusetts State Water Resources
        Revenue Bonds, Eagle 2006-68 Class A, /(1)/
        3.82%, 6/8/07                                        7,500   7,500
     --------------------------------------------------  --------- -------
                                                                   115,995
     --------------------------------------------------  --------- -------
     Michigan - 3.0%
       Ann Arbor Economic Development Corp. Limited
        Obligation Revenue Bonds, Series 2000A, Glacier
        Hills Project (JPMorgan Chase Bank LOC),
        3.75%, 6/8/07                                        4,640   4,640
       Detroit School Building and Site Improvement
        G.O., Series 2002A, ABN AMRO Munitops
        Certificate Trust, Series 2003-10
        (FGIC Insured), /(1)/
        3.81%, 6/8/07                                        4,000   4,000

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Michigan - 3.0% - (continued)
        Georgetown Township Economic Development
         Corp. Revenue Bonds, Sunset Manor Project
         (LaSalle Bank N.A. LOC),
         3.76%, 6/8/07                                     $8,860  $8,860
        Grand Rapids Economic Development Corp.
         Revenue Refunding Bonds, Series 1991A,
         Amway Hotel (LaSalle Bank N.A. LOC),
         3.78%, 6/8/07                                      3,575   3,575
        Kalamazoo Economic Development Corp.
         Limited Obligation Revenue Refunding VRDB,
         Heritage Project (Fifth Third Bank LOC),
         3.75%, 6/8/07                                        920     920
        Kentwood Economic Development Corp.
         Revenue Refunding VRDB, Series 2006B,
         Limited Obligation, Holland
         (LaSalle Bank N.A. LOC),
         3.75%, 6/8/07                                     10,175  10,175
        Michigan Higher Education Facilities Authority
         Revenue Refunding VRDB, Series 2004, Hope
         College (JPMorgan Chase Bank LOC),
         3.79%, 6/8/07                                      2,600   2,600
        Michigan Higher Education Facilities Authority
         Revenue Refunding VRDB, Series 2006, Albion
         College (JPMorgan Chase Bank LOC),
         3.77%, 6/8/07                                     30,000  30,000
        Michigan Municipal Bond Authority Revenue
         Notes, Series B-2 (Bank of Nova Scotia LOC),
         4.50%, 8/20/07                                    10,000  10,017
        Michigan State G.O. Notes, Series A 2006,
         4.25%, 9/28/07                                    20,000  20,042
        Michigan State Hospital Finance Authority
         Revenue Bonds, Series 1999B,
         Ascension Health Credit,
         3.74%, 6/8/07                                     38,400  38,400
        Michigan State Hospital Finance Authority
         Revenue Refunding VRDB, Series 2003A,
         Crittenton Hospital (Comerica Bank LOC),
         3.91%, 6/1/07                                      8,450   8,450
      ------------------------------------------------  --------- -------
                                                                  141,679
      ------------------------------------------------  --------- -------

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 46  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Minnesota - 1.2%
        Duluth EDA Healthcare Facilities Revenue VRDB,
         Series 1997, Miller-Dwan Medical Center
         Project (U.S. Bank N.A. LOC),
         3.95%, 6/1/07                                        $800   $800
        Mankato Multifamily Housing Revenue VRDB,
         Series 1997, Highland Hills Project (LaSalle
         Bank N.A. LOC),
         3.95%, 6/1/07                                       1,000  1,000
        Maple Grove Economic Development Revenue
         Bonds, Series 2004, Heritage Christian
         Academy (U.S. Bank N.A. LOC),
         3.75%, 6/8/07                                       3,695  3,695
        Minneapolis Revenue Bonds, Series 2003A,
         Guthrie Theater Project (Wells Fargo Bank
         N.A. LOC),
         3.61%, 6/1/07                                       1,700  1,700
        Minneapolis Student Housing Revenue VRDB,
         Series 2003, Riverton Community Housing
         Project (LaSalle Bank N.A. LOC),
         3.88%, 6/8/07                                       7,200  7,200
        Minnesota Housing Finance Agency Revenue
         Bonds, Series 2007A, Residential Housing
         Finance,
         3.65%, 3/4/08                                       5,000  5,000
        Minnesota Housing Finance Agency Revenue
         Bonds, Series F, Residential Housing Finance,
         3.68%, 5/29/08                                     12,010 12,010
        Minnesota State G.O., Series 2003, Citigroup
         ROCS-RR-II-R Series 4309, /(1)/
         3.82%, 6/8/07                                       3,625  3,625
        Minnesota State Higher Education Facilities
         Authority Revenue VRDB, Series 20045Z,
         University St. Thomas (LaSalle Bank N.A. LOC),
         3.79%, 6/8/07                                       9,000  9,000
        Rochester Health Facilities Revenue Bonds,
         Series 2000 II-R-28, Citigroup ROCS, /(1)/
         3.82%, 6/8/07                                      10,470 10,470
        St. Paul Housing and Redevelopment Authority
         Revenue VRDB, Series 2002, Public Radio
         Project (Allied Irish Bank LOC),
         3.95%, 6/1/07                                       1,300  1,300

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Minnesota - 1.2% - (continued)
        St. Paul Port Authority District Revenue VRDB,
         Series 2001-1-M (Dexia Credit Local LOC),
         3.95%, 6/1/07                                       $1,300 $1,300
      --------------------------------------------------  --------- ------
                                                                    57,100
      --------------------------------------------------  --------- ------
      Mississippi - 1.2%
        Mississippi Business Finance Corp. Revenue
         VRDB, Series 600, Concourse Project (Regions
         Bank LOC),
         3.82%, 6/8/07                                        5,000  5,000
        Mississippi Business Finance Corp. Gulf
         Opportunity Zone Revenue VRDB, Series 2007,
         SG Resources Mississippi LLC Project
         (SunTrust Bank LOC),
         3.76%, 6/8/07                                       10,000 10,000
        Mississippi Hospital Equipment and Facilities
         Authority Revenue VRDB, Series 2006,
         Mississippi Baptist Health System (AmSouth
         Bank Birmingham LOC),
         3.80%, 6/8/07                                        8,500  8,500
        Mississippi Medical Center Educational Building
         Corp. Revenue VRDB, Adult Hospital Project
         (AMBAC Insured),
         3.75%, 6/1/07                                       23,500 23,500
        University of Mississippi Building Corp. Revenue
         VRDB, Series 2000-A, Campus Improvement
         Project (MBIA Insured),
         3.80%, 6/8/07                                        7,300  7,300
      --------------------------------------------------  --------- ------
                                                                    54,300
      --------------------------------------------------  --------- ------
      Missouri - 1.6%
        Independence IDA Multifamily Housing Revenue
         Refunding VRDB, Series 2005, The Mansions
         Project (FHLMC LOC),
         3.79%, 6/8/07                                        2,900  2,900
        Kansas City IDA Revenue VRDB, Series B,
         Downtown Redevelopment District (AMBAC
         Insured),
         3.81%, 6/8/07                                       10,000 10,000
        Missouri State Health and Educational Facilities
         Authority Revenue Bonds, Series 2000,
         Lutheran Senior Services (U.S. Bank N.A. LOC),
         3.75%, 6/8/07                                       15,045 15,045

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Missouri - 1.6% - (continued)
        Missouri State Health and Educational Facilities
         Authority Revenue VRDB, Series A, St. Francis
         Medical Center (Bank of America N.A. LOC),
         3.90%, 6/1/07                                       $1,000 $1,000
        Missouri State Health and Educational Facilities
         Authority Revenue VRDB, Series 1999, Pooled
         Hospital Freeman Health System (KBC Bank
         N.V. LOC),
         3.80%, 6/8/07                                        3,750  3,750
        Missouri State Health and Educational Facilities
         Authority Revenue VRDB, Series 1999B,
         St. Louis University,
         3.93%, 6/1/07                                        4,880  4,880
        Missouri State Health and Educational Facilities
         Authority Revenue VRDB, Series 2002, De Smet
         Jesuit High School (U.S. Bank N.A. LOC),
         3.95%, 6/1/07                                        3,400  3,400
        Missouri State Health and Educational Facilities
         Authority Revenue VRDB, Series 2003,
         Southwest Baptist University Project (Bank of
         America N.A. LOC),
         3.95%, 6/1/07                                        1,565  1,565
        Missouri State Health and Educational Facilities
         Authority Revenue VRDB, Series 2004,
         Bethesda Health Group Project (U.S. Bank N.A.
         LOC),
         3.95%, 6/1/07                                        3,295  3,295
        Missouri State Health and Educational Facilities
         Authority Revenue VRDB, Series 2004A, St.
         Joseph - St. Pius (Allied Irish Bank LOC),
         3.82%, 6/8/07                                        2,680  2,680
        St. Charles County IDA Revenue Refunding
         VRDB, Country Club Apartments Project
         (FNMA LOC),
         3.78%, 6/8/07                                       25,000 25,000
        St. Louis County IDA Revenue Bonds, Series
         2004, Friendship Village West County Project
         (LaSalle Bank N.A. LOC),
         3.75%, 6/8/07                                          500    500
        St. Louis General Fund TRANS,
         4.50%, 6/29/07                                       3,000  3,002
      --------------------------------------------------  --------- ------
                                                                    77,017
      --------------------------------------------------  --------- ------

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Nebraska - 0.1%
       Lancaster County Hospital Authority Number 1
        Revenue VRDB, Series 2002, Bryan LGH
        Medical Center Project (AMBAC Insured),
        3.90%, 6/1/07                                        $3,680 $3,680
       Nebraska Educational Finance Authority
        Revenue Bonds, Series 2003, Creighton
        University Project (AMBAC Insured),
        3.90%, 6/1/07                                         3,025  3,025
     ---------------------------------------------------  --------- ------
                                                                     6,705
     ---------------------------------------------------  --------- ------
     Nevada - 0.8%
       Clark County Economic Development Revenue
        VRDB, Opportunity Village Foundation Project
        (Allied Irish Bank PLC LOC),
        3.77%, 6/8/07                                         9,000  9,000
       Las Vegas Economic Development Revenue
        VRDB, Series A, Keep Memory Alive Project
        (Bank of New York LOC),
        3.77%, 6/8/07                                        28,600 28,600
     ---------------------------------------------------  --------- ------
                                                                    37,600
     ---------------------------------------------------  --------- ------
     New Hampshire - 0.3%
       New Hampshire Health and Educational Facilities
        Authority Revenue Refunding VRDB, Series
        2004, Antioch University Issue (National City
        Bank LOC),
        3.78%, 6/8/07                                         4,025  4,025
       New Hampshire Health and Educational Facilities
        Authority Revenue VRDB, Riverwoods at
        Exeter (Bank of America N.A. LOC),
        3.78%, 6/8/07                                        12,360 12,360
     ---------------------------------------------------  --------- ------
                                                                    16,385
     ---------------------------------------------------  --------- ------
     New Jersey - 0.8%
       New Jersey EDA Revenue Refunding VRDB,
        Class B 2006, Cedar Crest Village, Inc. (Bank of
        New York LOC),
        3.73%, 6/8/07                                        22,100 22,100
       Union County Pollution Control Financing
        Authority Revenue Refunding VRDB, Exxon
        Project,
        3.61%, 6/1/07                                        13,800 13,800
     ---------------------------------------------------  --------- ------
                                                                    35,900
     ---------------------------------------------------  --------- ------

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 48  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     New York - 4.1%
       Metropolitan Transportation Authority Revenue
        VRDB, Subseries E-2 2005 (Fortis Bank LOC),
        3.80%, 6/8/07                                      $50,000 $50,000
       New York City Municipal Water Finance
        Authority and Sewer Systems Revenue
        Bonds, Series 2003C,
        3.87%, 6/1/07                                        3,400   3,400
       New York City Transitional Finance Authority
        Revenue Bonds, Recovery, Series 3,
        Subseries 3F,
        3.83%, 6/1/07                                       13,340  13,340
       New York City Water Finance Authority Revenue
        VRDB, Series 1, IAM CP Notes,
        3.65%, 6/15/07                                      19,500  19,500
       New York State Dormitory Authority Revenue
        VRDB, Series 2003, Teresian House Housing
        Corp. (Lloyds TSB Bank LOC),
        3.75%, 6/8/07                                       15,375  15,375
       New York State Housing Finance Agency
        Revenue Bonds, Series 2004A, 10 Barclay
        Street (FNMA Insured),
        3.80%, 6/8/07                                       30,800  30,800
       Suffolk County Industrial Development Agency
        Civic Facilities Revenue VRDB, Series 2006,
        St. Anthonys High School Civic (KBC Bank
        N.V. LOC),
        3.75%, 6/8/07                                       17,930  17,930
       Triborough Bridge and Tunnel Authority
        Revenue VRDB, Series 2003B,
        3.73%, 6/8/07                                       40,000  40,000
     --------------------------------------------------  --------- -------
                                                                   190,345
     --------------------------------------------------  --------- -------
     North Carolina - 2.1%
       City of Greensboro Street Improvement, G.O.
        VRDB,
        3.76%, 6/8/07                                       10,000  10,000
       North Carolina Capital Facilities Finance Agency
        Revenue VRDB, Elon University (Bank of
        America N.A. LOC),
        3.78%, 6/8/07                                        9,000   9,000

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
       North Carolina - 2.1% - (continued)
         North Carolina Medical Care Commission Health
          Care Facilities Revenue VRDB, Series 2006B,
          University of Eastern Carolina (AMBAC
          Insured),
          3.87%, 6/8/07                                   $60,800 $60,800
         University of North Carolina Revenue Bonds,
          Citigroup Eagle 720053014 Class 2005A, /(1)/
          3.83%, 6/8/07                                    18,400  18,400
       -----------------------------------------------  --------- -------
                                                                   98,200
       -----------------------------------------------  --------- -------
       Ohio - 1.3%
         Akron Bath Copley Joint Township Hospital
          District Revenue VRDB, Series 2004B, Summa
          Health System Project (JPMorgan Chase
          Bank LOC),
          3.79%, 6/8/07                                     9,135   9,135
         Clinton County Hospital Revenue Refunding
          VRDB, Series 2002A-1, Memorial Hospital
          Project (Fifth Third Bank LOC),
          3.86%, 6/8/07                                     3,410   3,410
         Clinton County Hospital Revenue Refunding
          VRDB, Series 2003A1, HB Magruder Memorial
          Hospital Project (Fifth Third Bank LOC),
          3.86%, 6/8/07                                     3,220   3,220
         Cuyahoga County Economic Development
          Revenue VRDB, Series 2001, Cleveland
          Botanical Garden Project (Allied Irish Bank
          LOC),
          3.79%, 6/8/07                                    10,550  10,550
         Franklin County Healthcare Facilities Revenue
          Refunding Bonds, Series 2005, Chelsea First
          Community (KBC Bank N.V. LOC),
          3.78%, 6/8/07                                     7,800   7,800
         Knox County Hospital Facility Revenue VRDB,
          Series 2004, Community Hospital Project
          (National City Bank Cleveland LOC),
          3.79%, 6/8/07                                     4,950   4,950
         Licking County Health Care Facilities Revenue
          Refunding VRDB, Series 2003, Kendal (HBOS
          Treasury Services LOC),
          3.76%, 6/8/07                                     9,400   9,400

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Ohio - 1.3% - (continued)
        Ohio State Higher Educational Facilities
         Revenue VRDB, Series 2005A, Oberlin College
         Project,
         3.72%, 6/8/07                                     $11,100 $11,100
      -------------------------------------------------  --------- -------
                                                                    59,565
      -------------------------------------------------  --------- -------
      Oklahoma - 0.8%
        Edmond EDA Student Housing Revenue VRDB,
         Series 2001A (Allied Irish Bank LOC),
         3.78%, 6/8/07                                       4,105   4,105
        Garfield County Industrial Authority PCR
         Refunding Bonds, Series A, Oklahoma Gas &
         Electric Co. Project,
         3.85%, 6/8/07                                      10,000  10,000
        Oklahoma State Industrial Authority and
         Educational Facilities Revenue VRDB,
         Oklahoma Christian University Project
         (LaSalle Bank N.A. LOC),
         3.79%, 6/8/07                                      23,100  23,100
      -------------------------------------------------  --------- -------
                                                                    37,205
      -------------------------------------------------  --------- -------
      Oregon - 1.2%
        Clackamas County Hospital Facility Authority
         Revenue Refunding VRDB, Willamette
         Series A-1 (Bank of New York LOC),
         3.75%, 6/8/07                                       5,300   5,300
        Multnomah County Hospital Facilities Authority
         Revenue Refunding VRDB, Series 2003,
         Holladay Park Plaza Project (Allied Irish Bank
         LOC),
         3.88%, 6/1/07                                       6,500   6,500
        Multnomah County Hospital Facilities Authority
         Revenue VRDB, Series 2006C, Terwilliger
         Plaza Project (Bank of America N.A. LOC),
         3.77%, 6/8/07                                      13,000  13,000
        Oregon State Department Transportation
         Authority Revenue VRDB, Series B-1,
         Sub Lien,
         3.75%, 6/8/07                                         500     500
        Oregon State Facilities Authority Revenue
         VRDB, Series 2005A, Quatama Crossing
         Housing (FNMA LOC),
         3.78%, 6/8/07                                      30,645  30,645
      -------------------------------------------------  --------- -------
                                                                    55,945
      -------------------------------------------------  --------- -------

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Pennsylvania - 2.1%
        Allentown Redevelopment Authority Revenue
         Refunding Bonds, Series 1990, Arcadia
         Association Project (Societe Generale LOC),
         3.88%, 6/8/07                                       $6,000 $6,000
        Delaware County Authority Revenue VRDB,
         Series 2006, Riddle Village Project (Lloyds TSB
         Bank LOC),
         3.75%, 6/8/07                                       42,000 42,000
        Emmaus General Authority Revenue VRDB, Local
         Government Revenue Bonds Subseries
         1989D-25 (Depfa Bank PLC LOC),
         3.83%, 6/8/07                                        2,100  2,100
        Emmaus General Authority Revenue VRDB, Local
         Government Revenue Bonds Subseries
         1989H-20 (Depfa Bank PLC LOC),
         3.83%, 6/8/07                                        5,000  5,000
        Latrobe IDA Revenue VRDB, Series 2003,
         Greensburg Diocese (Allied Irish Bank LOC),
         3.80%, 6/8/07                                        2,605  2,605
        Montgomery County IDA PCR Refunding VRDB,
         Exelon (Wachovia Bank N.A. LOC),
         3.78%, 6/8/07                                        5,250  5,250
        Pennsylvania Intergovernmental Cooperative
         Authority Special Tax Revenue Refunding
         Bonds, Series 2003, Philadelphia Funding
         Program (AMBAC Insured),
         3.79%, 6/8/07                                        8,905  8,905
        Philadelphia Hospital and Higher Education
         Facilities Authority Revenue Refunding VRDB,
         Series 2002, Philadelphia Protestant Home
         (Bank of America N.A. LOC),
         3.76%, 6/8/07                                        9,270  9,270
        Philadelphia Hospital and Higher Education
         Facilities Authority Revenue VRDB, Series
         1999B, Jefferson Health System,
         3.63%, 2/4/08                                       10,000 10,000
        Philadelphia TRANS,
         4.50%, 6/29/07                                       5,000  5,003
      --------------------------------------------------  --------- ------
                                                                    96,133
      --------------------------------------------------  --------- ------

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 50  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
    MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
    Puerto Rico - 0.6%
      Puerto Rico Aqueduct and Sewer Authority
       Revenue Bonds, Citigroup
       ROCS-RR-II-R-1001CE (Citigroup, Inc. Gtd.), /(1)/
       3.82%, 6/8/07                                        $26,000 $26,000
      Puerto Rico Highway and Transportation
       Authority Revenue Bonds, Citigroup
       ROCS-RR-II-R-785CE (Citigroup, Inc., Gtd.), /(1)/
       3.79%, 6/8/07                                          1,565   1,565
    ----------------------------------------------------  --------- -------
                                                                     27,565
    ----------------------------------------------------  --------- -------
    South Carolina - 1.0%
      Charleston Educational Excellence Finance
       Corp. Revenue Bonds, Citigroup
       ROCS 497M, /(1)/
       3.82%, 6/8/07                                          9,115   9,115
      Medical University Hospital Authority Revenue
       VRDB, Series 2005A-5, Austin Variable
       Certificates (MBIA Insured), /(1)/
       3.81%, 6/8/07                                          6,000   6,000
      Oconee County PCR Refunding VRDB, Series
       1993, Duke Energy Corp. (SunTrust Bank LOC),
       3.76%, 6/8/07                                         33,000  33,000
    ----------------------------------------------------  --------- -------
                                                                     48,115
    ----------------------------------------------------  --------- -------
    South Dakota - 0.0%
      South Dakota Health and Educational Facilities
       Authority Revenue VRDB, Series 2003, Rapid
       City Regional Hospital (MBIA Insured),
       3.90%, 6/1/07                                          1,400   1,400
    ----------------------------------------------------  --------- -------
    Tennessee - 4.1%
      Blount County Public Building Authority
       Revenue VRDB, Local Government Public
       Improvement Bonds (AMBAC Insured),
       Series 2004A-9-B,
       3.79%, 6/1/07                                          1,430   1,430
       Series 2004A-9-C,
       3.79%, 6/1/07                                          1,275   1,275
      Chattanooga Health Educational and Housing
       Facility Board Revenue VRDB, Series 2004A,
       Tha Program-Cumberland Medical (AmSouth
       Bank Birmingham LOC),
       3.79%, 6/8/07                                         30,000  30,000

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
       MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
       Tennessee - 4.1% - (continued)
         City of Chattanooga 21st Century G.O., ABN
          AMRO Munitops Certificate Trust 2002-25
          (MBIA Insured), /(1)/
          3.83%, 6/8/07                                     $7,685 $7,685
         Clarksville Public Building Authority Revenue
          Bonds, Pooled Financing Tennessee Municipal
          Bond Fund (Bank of America N.A. LOC), /(1)/
          3.76%, 6/8/07                                     24,385 24,385
         Clarksville Public Building Authority Revenue
          Bonds, Series 2005, Tennessee Municipal
          Bond Fund (Bank of America N.A. LOC),
          3.90%, 6/1/07                                     10,000 10,000
         Hendersonville IDB Multifamily Housing Revenue
          Refunding VRDB, Windsor Park (Colld. by
          FNMA),
          3.77%, 6/8/07                                      1,995  1,995
         Metropolitan Government Nashville and
          Davidson County Electric Revenue Bonds,
          Citicorp Eagle Trust Series 984201, /(1)/
          3.83%, 6/8/07                                     17,370 17,370
         Metropolitan Government Nashville and
          Davidson County Health and Educational
          Facilities Revenue Refunding Bonds, Richland
          Place, Inc. Project (SunTrust Bank LOC),
          3.76%, 6/8/07                                      6,000  6,000
         Metropolitan Government Nashville and
          Davidson County IDB Revenue Refunding
          VRDB, Series 1989, Multifamily Housing, Belle
          (Societe Generale LOC),
          3.88%, 6/8/07                                      6,180  6,180
         Metropolitan Government Nashville and
          Davidson County IDB Revenue Refunding
          VRDB, Series 2002, University of Nashville
          Project (SunTrust Bank LOC),
          3.76%, 6/8/07                                        600    600
         Metropolitan Government Nashville and
          Davidson County IDB Revenue Refunding
          VRDB, Series 2004, Ridgelake Apartments
          Project (FHLMC Gtd.),
          3.80%, 6/8/07                                     17,029 17,029

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Tennessee - 4.1% - (continued)
       Montgomery County Public Building Authority
        Pooled Financing Revenue Bonds, Series 2004,
        Tennessee County Loan Pool (Bank of America
        N.A. LOC),
        3.90%, 6/1/07                                        $1,400 $1,400
       Montgomery County Public Building Authority
        Pooled Financing Revenue Bonds, Tennessee
        County Loan Pool (Bank of America N.A. LOC),
        3.90%, 6/1/07                                        13,900 13,900
       Sevier County Public Building Authority, Local
        Government Public Improvement Revenue
        Bonds,
        Series 2000 IV-B-4 (FSA Corp. Insured),
        3.92%, 6/1/07                                         1,200  1,200
        Series 2000 IV-B-12 (FSA Corp. Insured),
        3.92%, 6/1/07                                           300    300
        Series 2000 IV-C-1 (FSA Corp. Insured),
        3.92%, 6/1/07                                         1,700  1,700
        Series 2000 IV-C-3 (FSA Corp. Insured),
        3.92%, 6/1/07                                         2,000  2,000
        Series 2000 IV-E-1 (AMBAC Insured),
        3.92%, 6/1/07                                         5,100  5,100
        Series 2000 IV-E-6 (AMBAC Insured),
        3.92%, 6/1/07                                         1,060  1,060
        Series 2001 IV-H-3 (AMBAC Insured),
        3.92%, 6/1/07                                         2,500  2,500
        Series 2002 IV-I-4 (AMBAC Insured),
        3.92%, 6/1/07                                         2,020  2,020
        Series 2002 IV-J-3 (AMBAC Insured),
        3.92%, 6/1/07                                           535    535
       Shelby County Health, Educational and Housing
        Facilities Board Revenue VRDB, Series 2003,
        St. Benedict High School Project (AmSouth
        Bank Birmingham LOC),
        3.80%, 6/8/07                                         9,600  9,600
       Tennergy Corp. Gas Revenue Bonds, Series
        1258Q, Putters (JPMorgan Chase & Co. LOC), /(1)/
        3.82%, 6/8/07                                        12,645 12,645

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Tennessee - 4.1% - (continued)
       Tennessee Energy Acquisition Corp. Revenue
        Bonds, ROCS-RR-II-R-598,
        3.82%, 6/8/07                                      $15,000 $15,000
     --------------------------------------------------  --------- -------
                                                                   192,909
     --------------------------------------------------  --------- -------
     Texas - 8.4%
       ABN AMRO Munitops Certificate Trust G.O.,
        Series 2007-21 (PSF of Texas Gtd.), /(1) (2)/
        3.70%, 2/15/08                                       5,000   5,000
       Bexar County Housing Finance Corp. Multifamily
        Revenue VRDB, Series 2005-A, Summit Hills
        Apartments Project (FHLMC Corp. Insured),
        3.81%, 6/8/07                                        3,500   3,500
       Board of Regents Revenue Financing System CP
        Notes, Series 2002, University of Texas,
        3.65%, 6/12/07                                      20,000  20,000
       Capital Area Cultural Education Facilities
        Finance Corp. Revenue Bonds, Series 2006,
        Summit Christian Academy (Wachovia Bank
        N.A. LOC),
        3.77%, 6/8/07                                        7,100   7,100
       Comal Independent School District, Series
        1999-9, ABN AMRO Munitops Certificate
        Trust (PSF of Texas Gtd.), /(1)/
        3.81%, 6/8/07                                        1,300   1,300
       Fort Bend School District G.O., Series 2004A-03,
        Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
        3.83%, 6/8/07                                        7,040   7,040
       Fort Worth Independent School District
        Revenue Bonds, Series 2007-4, Clipper
        Tax-Exempt Certificate Trust, /(1)/
        3.81%, 6/8/07                                       25,000  25,000
       Grand Prairie Independent School District G.O.
        VRDB,
        3.82%, 8/1/07                                       15,000  15,000
       Harris County Health Facilities Development
        Corp. Revenue VRDB, Series A, Methodist
        Hospital System,
        3.86%, 6/1/07                                       34,300  34,300

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 52  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Texas - 8.4% - (continued)
       Harris County Health Facilities Development
        Corp. Revenue VRDB, Series 2002, YMCA of
        Greater Houston Area (JPMorgan Chase
        Bank LOC),
        3.88%, 6/1/07                                       $18,400 $18,400
       Harris County Toll Road State G.O., Series
        2003B, Citigroup ROCS-RR-II-4541, /(1)/
        3.82%, 6/8/07                                         7,755   7,755
       HFDC of Central Texas, Inc. Retirement Facilities
        Revenue VRDB, Series 2006 C, Village
        Gleannloch Farms (Citibank N.A. LOC),
        3.77%, 6/8/07                                        10,250  10,250
       Keller Independent School District G.O., Series
        2001-26, ABN AMRO Munitops Certificate
        Trust (PSF of Texas Gtd.), /(1)/
        3.82%, 6/8/07                                         2,650   2,650
       Lower Colorado River Authority CP Notes,
        Series A,
        3.70%, 6/14/07                                       10,000  10,000
       Municipal Security Trust Certificates Revenue
        Bonds, Series 5026, /(1)/
        3.81%, 6/8/07                                         6,635   6,635
       North East Independent School District G.O.,
        Series 2000 PT-3156, School Building Bonds
        (PSF of Texas Gtd.), /(1)/
        3.83%, 6/8/07                                         1,380   1,380
       Plano Health Facilities Development Corp.
        Revenue Bonds, Series 2000, YMCA of Metro
        Dallas Project (Bank of America N.A. LOC),
        3.86%, 6/8/07                                         9,425   9,425
       State of Texas G.O. Bonds, Series 2006B, Multi-
        Mode-Mobility,
        3.52%, 9/5/07                                        15,000  15,000
       State of Texas G.O., Citigroup Eagle 2006-126
        Class A, /(1)/
        3.83%, 6/8/07                                        28,800  28,800
       State of Texas G.O. Refunding, Vets Housing
        Assistance - Fund I (Texas State G.O. Gtd.),
        3.75%, 6/8/07                                        15,395  15,395
       State of Texas TRANS, Series 2006,
        4.50%, 8/31/07                                       17,000  17,039

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Texas - 8.4% - (continued)
       State of Texas Transportation Mobility G.O.,
        Bear Stearns Trust Certificate Series
        2007-302 Class A, /(1)/
        3.81%, 6/8/07                                        $3,985  $3,985
       Tarrant County Health Facilities Development
        Corp. Revenue VRDB, Series A, Adventist
        Health System - Sunbelt (SunTrust Bank
        LOC),
        3.75%, 6/8/07                                         7,680   7,680
       Tarrant County Housing Finance Corp. Revenue
        Bonds, Series 2003, Gateway Arlington
        Apartments Project (FNMA Gtd.),
        3.77%, 6/8/07                                         1,165   1,165
       Texas State G.O., Deutsche Bank Spears-212, /(1)/
        3.83%, 6/8/07                                        21,245  21,245
       Texas State G.O., Merrill Lynch
        P-Floats-MT 355, /(1)/
        3.82%, 6/8/07                                        14,230  14,230
       Texas State G.O., Putter Series 1361, /(1)/
        3.82%, 6/8/07                                         8,575   8,575
       Texas State Transportation Commission
        Revenue Bonds, Citigroup Eagle 20060085
        Class A, /(1)/
        3.83%, 6/8/07                                        10,855  10,855
       Texas State Transportation Commission
        Revenue VRDB, Series B, First Tier,
        3.76%, 6/8/07                                        24,900  24,900
       Texas Water Development Board Revenue
        Refunding VRDB, Sub Lien Series 2007-A,
        3.92%, 6/1/07                                        15,200  15,200
       Travis County Health Facilities Development
        Corp. Revenue VRDB, Querencia Barton
        Creek (LaSalle Bank N.A. LOC),
        3.75%, 6/8/07                                        10,000  10,000
       Tyler Independent School District G.O. VRDB,
        Series A, School Building,
        4.75%, 8/16/07                                       10,000  10,097
       University of Texas Permanent University Fund
        Revenue Bonds, Series 2002B, Citigroup
        ROCS RR II R 6519, /(1)/
        3.82%, 6/8/07                                         5,130   5,130
     ---------------------------------------------------  --------- -------
                                                                    394,031
     ---------------------------------------------------  --------- -------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
        MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
        Utah - 1.5%
          St. George Housing Revenue VRDB, Series A,
           OK Foundation Projects (FNMA Gtd.),
           3.77%, 6/8/07                                $13,950 $13,950
          Utah Water Finance Agency Revenue VRDB,
           Series 2004A-10 (AMBAC Insured),
           3.81%, 6/8/07                                  2,075   2,075
          Utah Water Finance Agency Revenue VRDB,
           Series 2005A-11, Tender Options (AMBAC
           Insured),
           3.81%, 6/8/07                                 16,300  16,300
          Utah Water Finance Agency Revenue VRDB
           Series 2005A-13, Tender Options (AMBAC
           Insured),
           3.78%, 6/8/07                                  5,000   5,000
          Utah Water Finance Agency Revenue VRDB,
           Series 2005A-14, Tender Options (AMBAC
           Insured),
           3.81%, 6/8/07                                  4,000   4,000
          Utah Water Finance Agency Revenue VRDB,
           Series A-12, Tender Options (AMBAC
           Insured),
           3.78%, 6/8/07                                  5,400   5,400
          Utah Water Finance Agency Revenue VRDB,
           Series A-15, Tender Options (AMBAC
           Insured),
           3.78%, 6/8/07                                  9,700   9,700
          Utah Water Finance Agency Revenue VRDB,
           Series A-18, Tender Options (AMBAC
           Insured),
           3.81%, 6/8/07                                 10,000  10,000
          Utah Water Finance Agency Revenue VRDB,
           Series A-19, Tender Options (AMBAC
           Insured),
           3.81%, 6/8/07                                  5,000   5,000
        --------------------------------------------  --------- -------
                                                                 71,425
        --------------------------------------------  --------- -------
        Virginia - 1.3%
          Alexandria IDA Revenue Refunding VRDB,
           Series 2005, Goodwin House (Wachovia Bank
           N.A. LOC),
           3.85%, 6/1/07                                 27,195  27,195

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Virginia - 1.3% - (continued)
       Fairfax County Water Authority Revenue Bonds,
        Citigroup Eagle 200691 Class A, /(1)/
        3.83%, 6/8/07                                       $14,835 $14,835
       Hampton Redevelopment and Multifamily
        Housing Authority Revenue Refunding VRDB,
        Hampton Center Apartments Project (FHLMC
        Insured),
        3.77%, 6/8/07                                         2,000   2,000
       University of Virginia Revenue Bonds, Citigroup
        Eagle 20060017, Class A, /(1)/
        3.83%, 6/8/07                                        12,000  12,000
       Virginia College Building Authority Revenue
        VRDB, Series 2004, University of Richmond
        Project,
        3.76%, 6/8/07                                         5,000   5,000
     ---------------------------------------------------  --------- -------
                                                                     61,030
     ---------------------------------------------------  --------- -------
     Washington - 2.9%
       Energy Northwest Washington Enhanced
        Return Revenue Bonds, Merrill P-Floats
        EC-1007, /(1)/
        3.85%, 6/8/07                                        19,685  19,685
       Everett Washington Public Facilities District
        Revenue VRDB, Series 2007,
        3.95%, 6/1/07                                         7,000   7,000
       King County G.O. Limited BANS, Series A 2006,
        4.00%, 11/1/07                                        3,000   3,005
       Port of Seattle Intermediate Lien Revenue
        Refunding Bonds, Series 2005-28, ABN AMRO
        Munitops Certificate Trust (MBIA Insured), /(1)/
        3.83%, 6/8/07                                        10,000  10,000
       Snohomish County Washington Public Utility
        District Number One Revenue Bonds, Series
        1995, Generation Systems (MBIA Insured),
        3.75%, 6/8/07                                        11,310  11,310
       Washington State G.O., Series 1993B, Smith
        Barney Soc Gen Trust SGB-13, /(1)/
        3.81%, 6/8/07                                         1,350   1,350
       Washington State G.O. Bonds, Series 2000B,
        Eagle Trust Series 20004701, /(1)/
        3.83%, 6/8/07                                         2,300   2,300
       Washington State G.O. Bonds, Series 2004D,
        ABN AMRO Munitops Certificate Trust Series
        2004-13 (AMBAC Insured), /(1)/
        3.83%, 6/8/07                                        13,200  13,200

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 54  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Washington - 2.9% - (continued)
        Washington State Healthcare Facilities Authority
         Revenue Bonds, Series 510CE, Citigroup ROCS
         (Citibank N.A. Gtd.), /(1)/
         3.82%, 6/8/07                                       $9,145 $9,145
        Washington State Healthcare Facilities Authority
         Revenue VRDB, Seattle Cancer Care (KeyBank
         N.A. LOC),
         3.80%, 6/8/07                                        9,220  9,220
        Washington State Healthcare Facilities Authority
         Revenue VRDB, Series 2003, Association of
         Community and Migrant Health Centers (U.S.
         Bank N.A. LOC),
         3.82%, 6/8/07                                        2,355  2,355
        Washington State Higher Education Facilities
         Authority Revenue VRDB, Series 2003A,
         Cornish College of Arts Project (Bank of
         America N.A. LOC),
         3.83%, 6/8/07                                        1,900  1,900
        Washington State Higher Education Facilities
         Authority Revenue VRDB, Series B, Puget
         Sound Project (Bank of America N.A. LOC),
         3.78%, 6/8/07                                        6,000  6,000
        Washington State Housing Finance Commission
         Nonprofit Revenue Refunding VRDB, Series
         2005, Antioch University Project (U.S. Bank
         N.A. LOC),
         3.77%, 6/8/07                                        6,395  6,395
        Washington State Housing Finance Commission
         Nonprofit Revenue Refunding VRDB, Judson
         Park Project (KBC Bank N.V. LOC),
         3.78%, 6/8/07                                       10,400 10,400
        Washington State Housing Finance Commission
         Nonprofit Revenue VRDB, Bertschi School
         Project (Bank of America N.A. LOC),
         3.80%, 6/8/07                                        5,500  5,500
        Washington State Housing Finance Commission
         Nonprofit Revenue VRDB, Series 2007B,
         Eastside Catholic School (KeyBank N.A. LOC),
         3.79%, 6/8/07                                        9,000  9,000

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
     Washington - 2.9% - (continued)
       Washington State Housing Finance Community
        Nonprofit Revenue VRDB, YMCA Tacoma and
        Pierce Project (U.S. Bank N.A. LOC),
        Series A 1998,
        3.80%, 6/8/07                                       $3,025  $3,025
        Series B 1998,
        3.80%, 6/8/07                                        4,050   4,050
     --------------------------------------------------  --------- -------
                                                                   134,840
     --------------------------------------------------  --------- -------
     West Virginia - 0.6%
       Monongalia County Building Commission
        Revenue Refunding VRDB, Series 2005B,
        Monongalia General Hospital (JPMorgan
        Chase Bank LOC),
        3.77%, 6/8/07                                       13,500  13,500
       West Virginia State Hospital Finance Authority
        Revenue Refunding VRDB, Series 2003A1,
        Pallottine Health Services, Inc. Project (Fifth
        Third Bank LOC),
        3.77%, 6/8/07                                        8,335   8,335
       West Virginia State Hospital Finance Authority
        Revenue VRDB, Pallottine Health Services
        Project,
        3.77%, 6/8/07                                        6,300   6,300
     --------------------------------------------------  --------- -------
                                                                    28,135
     --------------------------------------------------  --------- -------
     Wisconsin - 3.8%
       Kenosha Unified School District Number One,
        TRANS,
        4.00%, 9/14/07                                       5,000   5,007
       Milwaukee School RANS,
        4.50%, 8/30/07                                       1,000   1,002
       Pleasant Prairie Kenosha County G.O. VRDB,
        Series 2004 (XLCA Insured),
        3.82%, 6/8/07                                        4,900   4,900
       State of Wisconsin Revenue Bonds, Series
        2007-5, Clipper Tax-Exempt Certificate
        Trust, /(1)/
        3.81%, 6/8/07                                       25,000  25,000
       Wisconsin Health and Educational Facilities
        Authority Revenue Bonds, Series 2001B,
        Newcastle Place Project (LaSalle Bank
        N.A. LOC),
        3.77%, 6/8/07                                        4,600   4,600

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
      Wisconsin - 3.8% - (continued)
        Wisconsin Health and Educational Facilities
         Authority Revenue Bonds, Series 2003B,
         Oakwood Village (Marshall & Ilsley Bank
         LOC),
         3.78%, 6/8/07                                    $10,000 $10,000
        Wisconsin Health and Educational Facilities
         Authority Revenue Bonds, Series 2004,
         Wisconsin Institute of Torah Study, Inc.
         Project (Harris N.A. LOC),
         3.75%, 6/8/07                                      3,230   3,230
        Wisconsin Health and Educational Facilities
         Authority Revenue Bonds, Series 2004C,
         EastCastle Place (LaSalle Bank N.A. LOC),
         3.75%, 6/8/07                                      4,085   4,085
        Wisconsin Health and Educational Facilities
         Authority Revenue Refunding Bonds, Series
         2007, Mercy Alliance, Inc. (Marshall & Ilsley
         Bank LOC),
         3.78%, 6/8/07                                     10,000  10,000
        Wisconsin Health and Educational Facilities
         Authority Revenue Refunding VRDB, Series
         2003, Oakwood Village Project (Marshall &
         Ilsley Bank LOC),
         3.78%, 6/8/07                                     10,865  10,865
        Wisconsin Health and Educational Facilities
         Authority Revenue VRDB, Capital Access
         Pool, Vernon Memorial Hospital (U.S. Bank
         N.A. LOC),
         Series 2002A,
         3.95%, 6/1/07                                        815     815
         Series 2002B,
         3.95%, 6/1/07                                      1,875   1,875
        Wisconsin Health and Educational Facilities
         Authority Revenue VRDB, Goodwill Industries
         Southeastern (JPMorgan Chase Bank LOC),
         3.78%, 6/8/07                                        680     680
        Wisconsin Health and Educational Facilities
         Authority Revenue VRDB, Series B,
         Southwest Health Center (Fifth Third Bank
         LOC),
         3.78%, 6/8/07                                      6,040   6,040

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
       Wisconsin - 3.8% - (continued)
         Wisconsin Health and Educational Facilities
          Authority Revenue VRDB, Series 1997,
          Alverno College Project (Allied Irish Bank
          LOC),
          3.95%, 6/1/07                                    $1,000  $1,000
         Wisconsin Health and Educational Facilities
          Authority Revenue VRDB, Series 2002H,
          Pooled Loan Financing Program (U.S. Bank
          N.A. LOC),
          3.78%, 6/8/07                                     5,000   5,000
         Wisconsin Health and Educational Facilities
          Authority Revenue VRDB, Series 2003B,
          Wheaton Franciscan Services (U.S. Bank
          N.A. LOC),
          3.76%, 6/8/07                                    30,000  30,000
         Wisconsin Health and Educational Facilities
          Authority Revenue VRDB, Series 2005,
          Hospice Care Holdings, Inc. Project
          (Marshall & Ilsley Bank LOC),
          3.78%, 6/8/07                                     2,685   2,685
         Wisconsin Health and Educational Facilities
          Authority Revenue VRDB, Series 2005C,
          Froedtert and Community Health (AMBAC
          Insured),
          3.75%, 6/8/07                                    23,135  23,135
         Wisconsin Health and Educational Facilities
          Authority Revenue VRDB, Series 2006C,
          Upland Hills Health (Allied Irish Bank LOC),
          3.78%, 6/8/07                                     7,250   7,250
         Wisconsin Public Power, Inc. System Revenue
          Bonds, Putters Series 1150 (AMBAC
          Insured), /(1)/
          3.82%, 6/8/07                                    11,665  11,665
         Wisconsin Rural Water Construction Loan
          Program, Revenue BANS,
          4.75%, 8/15/07                                    7,175   7,190
         Wisconsin School Districts Cash Flow
          Management Program COPS, Series 2006-A1,
          4.50%, 9/19/07                                    3,000   3,008
       -----------------------------------------------  --------- -------
                                                                  179,032
       -----------------------------------------------  --------- -------

See Notes to the Financial Statements.

      MONEY MARKET PORTFOLIOS 56  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                      PRINCIPAL
                                                       AMOUNT      VALUE
                                                       (000S)      (000S)
   MUNICIPAL INVESTMENTS - 101.6% - CONTINUED
   Wyoming - 0.4%
     Platte PCR Bonds, Series 1984B, Tri-State
      Generation and Transmission (National
      Rural Utility Cooperative Finance Co.
      LOC),
      3.87%, 6/1/07                                       $8,300     $8,300
     Sublette County PCR Bonds, Series 1984,
      Exxon Project (Exxon Mobil Corp. Gtd.),
      3.86%, 6/1/07                                       10,600     10,600
   -------------------------------------------------- ---------- ----------
                                                                     18,900
   -------------------------------------------------- ---------- ----------
   Multiple States Pooled Securities - 1.5%
     Lehman Brothers Pooled Municipal Trust
      Receipts Revenue Bonds, Series P10
      Regulation D (MBIA Insured), /(1)/
      3.84%, 6/8/07                                       21,775     21,775
     BB&T Municipal Trust Revenue Bonds,
      Floaters Series 1002 (Branch Banking &
      Trust Co. LOC), /(1)/
      3.94%, 6/8/07                                       26,700     26,700
     BB&T Municipal Trust Revenue Bonds,
      Floaters Series 1004 (Branch Banking &
      Trust Co. LOC), /(1)/
      3.84%, 6/8/07                                       20,000     20,000
   -------------------------------------------------- ---------- ----------
                                                                     68,475
   -------------------------------------------------- ---------- ----------
   Total Municipal Investments (Cost $4,766,323)                  4,766,323

                                                      NUMBER OF    VALUE
                                                       SHARES      (000S)
   INVESTMENT COMPANIES - 0.7%
     AIM Tax-Free Cash Reserve Portfolio              32,100,902     32,101
     Dreyfus Tax-Exempt Cash Management Fund             715,626        716
   -------------------------------------------------- ---------- ----------
   Total Investment Companies (Cost $32,817)                         32,817
   -------------------------------------------------- ---------- ----------
   Total Investments - 102.3% (Cost $4,799,140) /(3)/             4,799,140
      Liabilities less Other Assets - (2.3)%                       (106,047)
   -------------------------------------------------- ---------- ----------
   NET ASSETS - 100.0%                                           $4,693,093

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Restricted security that has been deemed illiquid. At May 31, 2007, the value of these restricted illiquid securities amounted to approximately $50,475,000 or 1.1% of net assets. Additional information on each restricted illiquid security is as follows:

                                             ACQUISITION
                                                 AND        ACQUISITION
                                             ENFORCEABLE       COST
         SECURITY                               DATE          (000S)
         Park Creek Metropolitan District
          Revenue Bonds (CO),
           3.68%, 2/14/08                 9/30/05 - 2/13/06     $15,000
         Florida State Department of
          Transportation Revenue
          Bonds (FL),
           3.65%, 11/1/07                          11/15/05      12,425
         St. Lucie Florida Community
          Redevelopment (FL),
           3.83%, 6/8/07                            1/25/07      18,050
         ABN AMRO Munitops Certificate
          Trust G.O. (TX),
           3.70%, 2/15/08                            3/8/07       5,000
         -------------------------------- ----------------- -----------

(3)The cost for federal income tax purposes was $4,799,140.

        At May 31, 2007, the industry sectors for the Municipal Portfolio were:
                                                                        % OF
                                                                        NET
        INDUSTRY SECTOR                                                ASSETS
        Administration of Environment and Housing and Real
         Estate                                                          5.6%
        Air, Water Services and Solid Waste Management                   6.8
        Educational Services                                            14.0
        Executive, Legislative and General Government                   25.4
        General Medical, Surgical and Nursing and Personal
         Care                                                           13.5
        Health Services and Residential Care                            14.5
        Urban and Community Development, Housing Programs
         and Social Services                                             7.9
        All other sectors less than 5%                                  12.3
        ----------------------------------------------------- -------- --------
        Total                                                          100.0%

        Percentages shown based on Net Assets.

        At May 31, 2007, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

                          MATURITY ANALYSIS       %
                           0 - 14 Days           93.1%
                           31 - 60 Days           0.6
                           61 - 90 Days           0.9
                           91 - 180 Days          2.5
                           181 - 364 Days         2.9
                          ----------------- -   -----
                           Total                100.0%

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 57  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2007 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

AMBAC  American Municipal Bond
       Assurance Corporation

BANS   Bond Anticipation Notes

Colld. Collateralized

CP     Commercial Paper

COPS   Certificates of Participation

EDA    Economic Development
       Authority

FFCB   Federal Farm Credit Bank

FGIC   Financial Guaranty Insurance
       Corporation

FHLB   Federal Home Loan Bank

FHLMC  Freddie Mac

FNMA   Fannie Mae

FRCD   Floating Rate Certificates of
       Deposit

FRCP   Floating Rate Commercial
       Paper

FRN    Floating Rate Notes

FSA    Financial Security Assurance

FSB    Federal Savings Bank

GIC    Guaranteed Investment
       Contract

GNMA   Government National
       Mortgage Association

G.O.   General Obligation

Gtd.   Guaranteed

HFA    Housing Finance Authority

IDA    Industrial Development
       Authority

IDB    Industrial Development Board

IDR    Industrial Development
       Revenue

LOC      Letter of Credit

MBIA     Municipal Bond Insurance
         Association

MERLOTS  Municipal Exempt Receipts
         Liquidity Optional Tender

MTN      Medium Term Notes

PCR      Pollution Control Revenue

P-Floats Puttable Floating Rate
         Security

PSF      Permanent School Fund

RANS     Revenue Anticipation Notes

ROCS     Reset Option Certificates

SGB      Societe Generale Bank

Soc Gen  Societe Generale

STARS    Short Term Adjustable Rate
         Securities

TANS     Tax Anticipation Notes

TRANS    Tax and Revenue
         Anticipation Notes

TRB      Tax Revenue Bonds

TSB      Trustee Savings Bank

VRDB     Variable Rate Demand
         Bonds

XLCA     XL Capital Assurance

      MONEY MARKET PORTFOLIOS 58  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2007 (UNAUDITED)


1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). Northern Trust Investments, N.A. ("NTI"), a subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for all of the Trust's money market portfolios (the "Portfolios" or "Money Market Portfolios"). Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

Presented herein are the financial statements for each of the five Money Market Portfolios. These include: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and Municipal Portfolio. Each of these diversified Portfolios is authorized to issue three classes of shares:
Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At
May 31, 2007, Shares, Service Shares and Premier Shares were outstanding for the Diversified Assets, Government, Government Select and Municipal Portfolios, and Shares and Service Shares were outstanding for the Tax-Exempt Portfolio.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) CREDIT ENHANCEMENTS - The Tax-Exempt and Municipal Portfolios' income may be subject to certain state and local taxes and, depending on an individual shareholder's tax status, the federal alternative minimum tax. Certain investments owned by the Funds (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security's principal and interest or may shorten the security's maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio's shares.

C) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago.

Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio and Government Portfolio have entered into such joint repurchase agreements at May 31, 2007, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method. Dividend income is recognized on the ex-dividend date. Certain money market portfolios receive dividend income from investment companies.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 59  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

E) EXPENSES - Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios in proportion to each Portfolio's relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS - Each Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

G) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2006, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration are as follows:

                               NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
          Amounts in thousands     2011         2013         2014
          -----------------------------------------------------------
           Government              $ --         $ --         $26
           Government Select          4           --          --
           Tax-Exempt                --           13          --
          -----------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2006, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

                                            UNDISTRIBUTED
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets     $ --    $52,243
                     Government               --     12,296
                     Government Select        --     20,018
                     Tax-Exempt            1,538         --
                     Municipal             7,198        172
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2006, was as follows:

                                          DISTRIBUTED FROM
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets      $ --   $502,581
                     Government                --    126,363
                     Government Select         --    214,638
                     Tax-Exempt            20,954         --
                     Municipal             57,707         30
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2005, was as follows:

                                         DISTRIBUTED FROM
                                        -------------------
                                        TAX-EXEMPT ORDINARY
                                          INCOME   INCOME*
                     --------------------------------------
                     Diversified Assets     $ --   $266,328
                     Government               --     69,432
                     Government Select        --    106,263
                     Tax-Exempt           12,488         --
                     Municipal            24,216         --
                     --------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2007, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2007, were as follows:

                                    ANNUAL          ADVISORY FEE
                                   ADVISORY  LESS      AFTER
                                     FEE    WAIVERS    WAIVER
                ------------------------------------------------
                Diversified Assets   0.25%     --       0.25%
                Government           0.25%     --       0.25%
                Government Select    0.20%   0.10%      0.10%
                Tax-Exempt           0.25%     --       0.25%
                Municipal            0.20%   0.10%      0.10%
                ------------------------------------------------

The waivers described above are voluntary and may be modified or terminated at any time.

      MONEY MARKET PORTFOLIOS 60  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2007, were as follows:

                                              SERVICE PREMIER
                  Amounts in thousands SHARES SHARES  SHARES
                  -------------------------------------------
                   Diversified Assets   $85     $8      $3
                   Government            28      6      --
                   Government Select     23      4      19
                   Tax-Exempt             9     --      --
                   Municipal              8      2      --
                  -------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of 0.10 percent of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, payments under the Service plan for the Portfolios' Service Shares and Premier Shares and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio's average daily net assets, NTI as co-administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2007, under such arrangements are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios, although the Trust's secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Trustee Fees" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan.

5   SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service and Premier Shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2007, were as follows:

                                           SERVICE PREMIER
                      Amounts in thousands SHARES  SHARES
                      ------------------------------------
                       Diversified Assets   $203     $67
                       Government            144       9
                       Government Select      89     466
                       Tax-Exempt              5      --
                       Municipal              61       1
                      ------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 61  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

6   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above
IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2007, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense for the six months ended May 31, 2007.

7   CAPITAL SHARE TRANSACTIONS
Transactions in Shares for the six months ended May 31, 2007, were as follows:

                                                   PAYMENTS FOR  NET INCREASE
                       PROCEEDS FROM REINVESTMENT     SHARES     (DECREASE) IN
 Amounts in thousands*  SHARES SOLD  OF DIVIDENDS    REDEEMED     NET ASSETS
 -----------------------------------------------------------------------------
  Diversified Assets   $118,780,927     $5,622    $(117,712,845)  $1,073,704
  Government             30,494,312        809      (30,740,140)    (245,019)
  Government Select      19,251,752     14,567      (18,213,535)   1,052,784
  Tax-Exempt              2,480,887        361       (2,108,847)     372,401
  Municipal              10,732,501      8,615       (8,544,713)   2,196,403
 -----------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2006, were as follows:

                                                   PAYMENTS FOR  NET INCREASE
                       PROCEEDS FROM REINVESTMENT     SHARES     (DECREASE) IN
 Amounts in thousands*  SHARES SOLD  OF DIVIDENDS    REDEEMED     NET ASSETS
 -----------------------------------------------------------------------------
  Diversified Assets   $193,230,410    $10,480    $(191,308,078)  $1,932,812
  Government             47,734,901      2,246      (47,620,640)     116,507
  Government Select      38,009,961     25,484      (37,382,140)     653,305
  Tax-Exempt              4,097,206      1,531       (4,234,379)    (135,642)
  Municipal              10,741,684      9,678       (9,392,545)   1,358,817
 -----------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2007, were as follows:

                                                   PAYMENTS FOR NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES    (DECREASE) IN
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED    NET ASSETS
  ---------------------------------------------------------------------------
   Diversified Assets    $1,094,327       $ --     $(1,051,976)    $42,351
   Government               213,254         --        (190,894)     22,360
   Government Select        312,513         --        (303,163)      9,350
   Tax-Exempt                 7,235         --          (7,902)       (667)
   Municipal                 48,047         --         (61,157)    (13,110)
  ---------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

      MONEY MARKET PORTFOLIOS 62  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


Transactions in Service Shares for the fiscal year ended November 30, 2006, were as follows:

                                                   PAYMENTS FOR NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES    (DECREASE) IN
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED    NET ASSETS
  ---------------------------------------------------------------------------
   Diversified Assets    $3,541,885       $ --     $(3,534,582)     $7,303
   Government               493,920         --        (477,214)     16,706
   Government Select      1,167,805         --      (1,169,030)     (1,225)
   Tax-Exempt                17,685         --         (18,431)       (746)
   Municipal                160,055         --        (194,319)    (34,264)
  ---------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the six months ended May 31, 2007, were as follows:

                                                   PAYMENTS FOR NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES    (DECREASE) IN
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED    NET ASSETS
  ---------------------------------------------------------------------------
   Diversified Assets     $159,474        $ --      $(156,135)      $3,339
   Government                  358          --           (860)        (502)
   Government Select       146,743           1       (195,293)     (48,549)
   Municipal                   505          --           (538)         (33)
  ---------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2006, were as follows:

                                                   PAYMENTS FOR NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES    (DECREASE) IN
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED    NET ASSETS
  ---------------------------------------------------------------------------
   Diversified Assets     $195,349        $ --      $(221,866)    $(26,517)
   Government                4,773          --        (16,728)     (11,955)
   Government Select       219,717          --       (221,457)      (1,740)
   Municipal                10,121          --         (9,990)         131
  ---------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8   NEW ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Recent SEC guidance allows implementing FIN 48 in the portfolio NAV calculation as late as the portfolio's last NAV calculation in the first semiannual financial statement reporting period. As a result, the Portfolios will incorporate FIN 48 in their semiannual report on May 31, 2008.

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoptions of FIN 48 and SFAS 157 will have on the Portfolios' financial statements and financial disclosures, if any.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 63  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/06 - 5/31/07" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Diversified Assets

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
          ------------------------------------------------------------
           Actual         0.35%  $1,000.00 $1,025.20       $1.77
           Hypothetical   0.35%  $1,000.00 $1,023.19       $1.77**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.61%  $1,000.00 $1,023.90       $3.08
           Hypothetical   0.61%  $1,000.00 $1,021.89       $3.07**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.87%  $1,000.00 $1,022.60       $4.39
           Hypothetical   0.87%  $1,000.00 $1,020.59       $4.38**
          ------------------------------------------------------------

Government

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
          ------------------------------------------------------------
           Actual         0.35%  $1,000.00 $1,024.80       $1.77
           Hypothetical   0.35%  $1,000.00 $1,023.19       $1.77**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.61%  $1,000.00 $1,023.50       $3.08
           Hypothetical   0.61%  $1,000.00 $1,021.89       $3.07**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.87%  $1,000.00 $1,022.20       $4.39
           Hypothetical   0.87%  $1,000.00 $1,020.59       $4.38**
          ------------------------------------------------------------

Government Select

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
          ------------------------------------------------------------
           Actual         0.20%  $1,000.00 $1,025.30       $1.01
           Hypothetical   0.20%  $1,000.00 $1,023.93       $1.01**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.46%  $1,000.00 $1,024.00       $2.32
           Hypothetical   0.46%  $1,000.00 $1,022.64       $2.32**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.72%  $1,000.00 $1,022.70       $3.63
           Hypothetical   0.72%  $1,000.00 $1,021.34       $3.63**
          ------------------------------------------------------------

      MONEY MARKET PORTFOLIOS 64  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


Tax-Exempt

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
          ------------------------------------------------------------
           Actual         0.35%  $1,000.00 $1,016.70       $1.76
           Hypothetical   0.35%  $1,000.00 $1,023.19       $1.77**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.61%  $1,000.00 $1,015.40       $3.07
           Hypothetical   0.61%  $1,000.00 $1,021.89       $3.07**
          ------------------------------------------------------------

Municipal

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
          ------------------------------------------------------------
           Actual         0.20%  $1,000.00 $1,017.40       $1.01
           Hypothetical   0.20%  $1,000.00 $1,023.93       $1.01**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.46%  $1,000.00 $1,016.10       $2.31
           Hypothetical   0.46%  $1,000.00 $1,022.64       $2.32**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.72%  $1,000.00 $1,014.80       $3.62
           Hypothetical   0.72%  $1,000.00 $1,021.34       $3.63**
          ------------------------------------------------------------

* Expenses are calculated using the Portfolios' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2007. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
**Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 65  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS

  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the investment portfolios covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolios with Northern Trust Investments, N.A. (the "Investment Adviser").

  The Advisory Agreement was most recently re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract renewal meeting held on February 15, 2007 (the "Annual Contract Meeting").

  In preparation for the Trustees' consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees reviewed information on the following topics for the Portfolios at a meeting held on November 3, 2006 (the "November Meeting"): the Investment Adviser's profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

  In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

  In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser's investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and (iv) expenses borne by the Portfolios.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios' investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary fee waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser's institutional accounts; (v) the scope and depth of the Investment Adviser's resources; (vi) the Investment Adviser's staffing for the Portfolios and the experience of the portfolio managers;
  (vii) the Investment Adviser's financial resources and its ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services;
  (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios; and (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Adviser's willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

  In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios' custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios' share-

      MONEY MARKET PORTFOLIOS 66  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

  holders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios. The Trustees also discussed the Adviser's continued commitments to address the regulatory compliance requirements that were applicable to the Portfolio and the continued involvement of internal audit in reviewing operations related to the Portfolio. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust's Chief Compliance Officer throughout the year.

  The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other SEC-registered Portfolios and to rankings and ratings issued by third parties. This information on the Portfolios' investment performance was provided for one, two, three, four, five and ten years. In addition, the Trustees considered the Portfolios' investment performance relative to their respective performance benchmarks and in light of the investment objectives and credit parameters applicable to the Portfolios, as well as the investor base the Portfolios are intended to serve. They also considered the Portfolios' compliance with regulations of the Securities and Exchange Commission applicable to money market mutual funds and the stability of the Portfolios' net asset values. In addition, the Trustees reviewed the consistency of the Investment Adviser's investment approach for the Portfolios.

  Based on the information provided, the Trustees believed that the Portfolios had provided competitive yields in light of their respective investment objectives and policies.

  The Trustees also considered the Portfolios' contractual advisory fee rates; the Portfolios' total operating expense ratios; the Investment Adviser's voluntary fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser's view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios' advisory fees are set and through the Investment Adviser's voluntary fee waivers and its affiliates' contractual expense reimbursements that limit the expense caps for the Portfolios to specific levels. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual advisory fee rates for the Portfolios that were approved in prior years.

  With respect to the Diversified Assets Portfolio, the Trustees also considered that unlike the other Portfolios, this Portfolio is used by the Investment Adviser as a cash sweep vehicle for the Investment Adviser's and its affiliates' institutional accounts. Therefore, the Trustees considered the Diversified Assets Portfolio's expense ratio in light of expense ratios of other similar institutional money market funds.

  Information on the services rendered by the Investment Adviser to the Portfolios, the fee rates paid by the Portfolios under the Advisory Agreement and the Portfolios' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios' fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. In addition, the Trustees noted the Investment Adviser's voluntary undertaking to waive fees to limit the Portfolios' total expense ratios to specified levels.

  After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios, that the fees paid by Portfolios were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolios' current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 67  MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Form N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  Northern Institutional Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

      MONEY MARKET PORTFOLIOS 68  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                    PRIME OBLIGATIONS PORTFOLIO

TABLE OF CONTENTS


 2  STATEMENT OF ASSETS AND LIABILITIES

 3  STATEMENT OF OPERATIONS

 4  STATEMENT OF CHANGES IN NET ASSETS

 5  FINANCIAL HIGHLIGHTS

 7  SCHEDULE OF INVESTMENTS

14  ABBREVIATIONS AND OTHER INFORMATION

15  NOTES TO THE FINANCIAL STATEMENTS

18  FUND EXPENSES

19  TRUSTEES AND OFFICERS

    19   APPROVAL OF ADVISORY AGREEMENT

24  FOR MORE INFORMATION


The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio's investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,
not affiliated with Northern Trust

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1   PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES                    MAY 31, 2007 (UNAUDITED)

                                                                     PRIME
Amounts in thousands,                                             OBLIGATIONS
except per share data                                              PORTFOLIO
                                                                  ------------
ASSETS:

Investments, at amortized cost                                    $  2,719,579
Repurchase agreements, at cost which approximates fair value         2,055,191
Interest income receivable                                              13,367
Receivable from affiliated administrator                                    17
Prepaid custody fees                                                        18
Prepaid and other assets                                                    15
Total Assets                                                         4,788,187
                                                                  ------------
LIABILITIES:

Cash overdraft                                                             125
Payable for securities purchased                                        34,722
Distributions payable to shareholders                                   21,387
Payable to affiliates:
  Investment advisory fees                                                 417
  Co-administration fees                                                   417
  Transfer agent fees                                                       18
  Trustee fees                                                               4
Accrued other liabilities                                                   67
Total Liabilities                                                       57,157
                                                                  ------------
Net Assets                                                        $  4,731,030
                                                                  ------------
ANALYSIS OF NET ASSETS:

Capital stock                                                     $  4,731,027
Accumulated undistributed net investment income                             --
Accumulated realized gain                                                    3
Net Assets                                                        $  4,731,030
                                                                  ------------
Net Assets:
  Shares                                                          $  4,586,671
  Service Shares                                                       133,616
  Premier Shares                                                        10,743

Total Shares Outstanding (no par value, unlimited shares
 authorized):
  Shares                                                             4,586,667
  Service Shares                                                       133,616
  Premier Shares                                                        10,743

Net Asset Value, Redemption and Offering Price Per Share:
  Shares                                                          $       1.00
  Service Shares                                                          1.00
  Premier Shares                                                          1.00

See Notes to the Financial Statements.

                                                    NORTHERN INSTITUTIONAL FUNDS
PRIME OBLIGATIONS PORTFOLIO            2                       SEMIANNUAL REPORT

                                                     PRIME OBLIGATIONS PORTFOLIO

 STATEMENT OF OPERATIONS               SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)

                                                                     PRIME
                                                                  OBLIGATIONS
Amounts in thousands                                               PORTFOLIO
                                                                  ------------
INVESTMENT INCOME:

Interest income                                                   $    111,083

EXPENSES:

Investment advisory fees                                                 3,103
Co-administration fees                                                   2,066
Custody and accounting fees                                                 76
Transfer agent fees                                                         44
Registration fees                                                           22
Printing fees                                                               20
Professional fees                                                           17
Trustee fees and expenses                                                   15
Shareholder servicing fees                                                 215
Other                                                                       31
                                                                  ------------
Total Expenses                                                           5,609

  Less voluntary waivers of investment advisory fees                    (1,037)
  Less expenses reimbursed by administrator                               (172)
  Less custodian credits                                                   (26)
  Net Expenses                                                           4,374
                                                                  ------------
Net Investment Income                                                  106,709
                                                                  ------------
NET REALIZED GAIN:

Net realized gain on investments                                            --
  Net Realized Gain on Investments                                          --
                                                                  ------------
Net Increase in Net Assets Resulting from Operations              $    106,709
                                                                  ------------

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS
SEMIANNUAL REPORT                      3             PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

                                       SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
 STATEMENT OF CHANGES IN NET ASSETS       OR FISCAL YEAR ENDED NOVEMBER 30, 2006

                                                             PRIME
                                                          OBLIGATIONS
                                                           PORTFOLIO
                                                 -----------------------------
Amounts in thousands                                 2007             2006
                                                 ------------     ------------
OPERATIONS:
Net investment income                            $    106,709     $     64,924
Net realized gain on investment transactions               --                3
  Net Increase in Net Assets Resulting  from
   Operations                                         106,709           64,927
                                                 ------------     ------------
CAPITAL SHARE TRANSACTIONS: /(1)/
Net increase in net assets resulting from
 Shares transactions                                2,959,491          798,310
Net increase (decrease) in net assets
 resulting from Service Shares transactions           (21,252)         100,053
Net increase (decrease) in net assets
 resulting from Premier Shares transactions               206           (3,071)
  Net Increase in Net Assets Resulting
   from Capital Share Transactions                  2,938,445          895,292
                                                 ------------     ------------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

From net investment income                           (102,766)         (58,926)
  Total Distributions to Shares Shareholders         (102,766)         (58,926)
                                                 ------------     ------------
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:

From net investment income                             (3,696)          (5,446)
  Total Distributions to Service Shares
   Shareholders                                        (3,696)          (5,446)
                                                 ------------     ------------
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:

From net investment income                               (247)            (556)
  Total Distributions to Premier Shares
   Shareholders                                          (247)            (556)
                                                 ------------     ------------
Total Increase in Net Assets                        2,938,445          895,291

NET ASSETS:

Beginning of period                                 1,792,585          897,294
End of period                                    $  4,731,030     $  1,792,585
                                                 ------------     ------------
Accumulated Undistributed Net Investment Income  $         --     $         --
----------
(1)  The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

                                                    NORTHERN INSTITUTIONAL FUNDS
PRIME OBLIGATIONS PORTFOLIO            4                       SEMIANNUAL REPORT

                                                     PRIME OBLIGATIONS PORTFOLIO

 FINANCIAL HIGHLIGHTS                  SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                               SHARES
                                                 -----------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
Selected per share data                              2007           2006           2005          2004        2003/(3)/
                                                 ------------  -------------  -------------  ------------  -------------
Net Asset Value, Beginning of Period             $       1.00  $        1.00  $        1.00  $       1.00  $        1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                    0.03           0.05           0.03          0.01             --
  Total from Investment Operations                       0.03           0.05           0.03          0.01             --
                                                 ------------  -------------  -------------  ------------  -------------
LESS DISTRIBUTIONS PAID:

  From net investment income                            (0.03)         (0.05)         (0.03)        (0.01)            --
     Total Distributions Paid                           (0.03)         (0.05)         (0.03)        (0.01)            --
                                                 ------------  -------------  -------------  ------------  -------------
Net Asset Value, End of Period                   $       1.00  $        1.00  $        1.00  $       1.00  $        1.00
                                                 ------------  -------------  -------------  ------------  -------------
Total Return /(1)/                                       2.60%          4.86%          2.94%         1.14%          0.26%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $  4,586,671  $   1,627,181  $     828,872  $    594,224  $     398,281
Ratio to average net assets of: /(2)/
  Expenses, net of waivers, reimbursements and
   credits                                               0.20%          0.20%          0.20%         0.20%          0.20%
  Expenses, before waivers, reimbursements and
   credits                                               0.26%          0.27%          0.29%         0.29%          0.37%
  Net investment income, net of waivers,
   reimbursements and credits                            5.16%          4.82%          2.97%         1.18%          0.91%
  Net investment income, before waivers,
   reimbursements and credits                            5.10%          4.75%          2.88%         1.09%          0.74%

                                                                           SERVICE
                                                 -----------------------------------------------------------------------
Selected per share data                              2007           2006           2005          2004        2003/(4)/
                                                 ------------  -------------  -------------  ------------  -------------
Net Asset Value, Beginning of Period             $       1.00  $        1.00  $        1.00  $       1.00  $        1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                    0.02           0.04           0.03          0.01             --
  Total from Investment Operations                       0.02           0.04           0.03          0.01             --
                                                 ------------  -------------  -------------  ------------  -------------
LESS DISTRIBUTIONS PAID:

  From net investment income                            (0.02)         (0.04)         (0.03)        (0.01)            --
     Total Distributions Paid                           (0.02)         (0.04)         (0.03)        (0.01)            --
                                                 ------------  -------------  -------------  ------------  -------------
Net Asset Value, End of Period                   $       1.00  $        1.00  $        1.00  $       1.00  $        1.00
                                                 ------------  -------------  -------------  ------------  -------------
Total Return /(1)/                                       2.47%          4.59%          2.67%         0.88%          0.16%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $    133,616  $     154,867  $      54,814  $     48,496  $      16,601
Ratio to average net assets of: /(2)/
  Expenses, net of waivers, reimbursements and
   credits                                               0.46%          0.46%          0.46%         0.46%          0.46%
  Expenses, before waivers, reimbursements and
   credits                                               0.52%          0.53%          0.55%         0.55%          0.63%
  Net investment income, net of waivers,
   reimbursements and credits                            4.90%          4.56%          2.71%         0.92%          0.65%
  Net investment income, before waivers,
   reimbursements and credits                            4.84%          4.49%          2.62%         0.83%          0.48%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) For the period August 21, 2003 (commencement of operations) through November 30, 2003. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(4) For the period September 2, 2003 (commencement of operations) through November 30, 2003. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS
SEMIANNUAL REPORT                      5             PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (continued)       SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATION SPORTFOLIO                                             PREMIER
                                                        --------------------------------------
Selected per share data                                    2007          2006      2005 /(3)/
                                                        ----------   -----------   -----------
Net Asset Value, Beginning of Period                    $     1.00   $      1.00   $      1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                         0.02          0.04            --
  Total from Investment Operations                            0.02          0.04            --
                                                        ----------   -----------   -----------
LESS DISTRIBUTIONS PAID:

  From net investment income                                 (0.02)        (0.04)           --
     Total Distributions Paid                                (0.02)        (0.04)           --
                                                        ----------   -----------   -----------
Net Asset Value, End of Period                          $     1.00   $      1.00   $      1.00
                                                        ----------   -----------   -----------
Total Return /(1)/                                            2.33%         4.32%         0.12%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                 $   10,743   $    10,537   $    13,608
Ratio to average net assets of: /(2)/
  Expenses, net of waivers, reimbursements and credits        0.72%         0.72%         0.72%
  Expenses, before waivers, reimbursements and credits        0.78%         0.79%         0.81%
  Net investment income, net of waivers, reimbursements
   and credits                                                4.64%         4.30%         3.39%
  Net investment income, before waivers, reimbursements
   and credits                                                4.58%         4.23%         3.30%

----------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) For the period November 18, 2005 (commencement of operations) through November 30, 2005. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

                                                    NORTHERN INSTITUTIONAL FUNDS
PRIME OBLIGATIONS PORTFOLIO            6                       SEMIANNUAL REPORT

                                                    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

PRIME OBLIGATIONS PORTFOLIO

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
         ASSET-BACKED NOTES - 2.0%
         Auto Receivables - 0.3%
           AmeriCredit Automobile Receivables Trust,
            Series 2007-BF, Class A1,
            5.32%, 5/6/08                                $4,535 $4,535
           Capital One Auto Finance Trust,
            Series 2007-A, Class A1,
            5.32%, 2/15/08                                5,972  5,972
           Ford Credit Auto Owner Trust,
            Series 2006-C, Class A1, /(1)/
            5.36%, 12/15/07                               3,501  3,501
           USAA Auto Owner Trust, FRN,
            Series 2006-4, Class A1,
            5.34%, 12/13/07                               1,266  1,266
         -------------------------------------------  --------- ------
                                                                15,274
         -------------------------------------------  --------- ------
         International Receivables - 1.6%
           Arkle Master Issuer PLC, FRN,
            Series 2007-1A, Class 1A,
            5.30%, 6/18/07                               10,000 10,000
           Granite Master Issuer PLC, FRN,
            Series 2006-3, Class A4,
            5.30%, 6/20/07                                7,000  7,000
           Holmes Financing PLC, FRN,
            Series 10A, Class 1A, /(1)/
            5.29%, 6/15/07                                5,000  5,000
           Holmes Master Issuer PLC, FRN,
            Series 2006-1A, Class 1A, /(1)/
            5.30%, 6/15/07                                7,000  7,000
           Holmes Master Issuer PLC, FRN,
            Series 2007-1, Class 1A1,
            5.30%, 6/15/07                                5,000  5,000
           Paragon Mortgages PLC, FRN,
            Series 12A, Class A1, /(1)/
            5.31%, 6/15/07                                9,409  9,409
           Paragon Mortgages PLC, FRN,
            Series 13A, Class A1, /(1)/
            5.31%, 6/15/07                                4,807  4,807
           Paragon Mortgages PLC, FRN,
            Series 14A, Class A1,/ (1)/
            5.32%, 6/15/07                               10,000 10,000
           Permanent Master Issuer PLC, FRN,
            Series 2006-1, Class 1A,
            5.30%, 6/15/07                                5,000  5,000

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       ASSET-BACKED NOTES - 2.0% - CONTINUED
       International Receivables - 1.6% - (continued)
         Permanent Master Issuer PLC, FRN,
          Series 2007-1, Class 1A,
          5.30%, 6/15/07                                   $5,000 $5,000
         Westpac Securitization Trust, FRN,
          Series 2007-1G, Class A1, /(1)/
          5.33%, 8/21/07                                    8,000  8,000
       -----------------------------------------------  --------- ------
                                                                  76,216
       -----------------------------------------------  --------- ------
       Other Receivables - 0.1%
         CNH Equipment Trust, Series 2006-B, Class A1,
          5.39%, 10/5/07                                    1,470  1,470
       -----------------------------------------------  --------- ------
       Total Asset-Backed Notes (Cost $92,960)                    92,960

       CERTIFICATES OF DEPOSIT - 17.8%
       Domestic Depository Institutions - 1.1%
         American Express Centurion Bank,
          5.34%, 6/19/07                                   10,000 10,000
         Citibank, New York,
          5.30%, 8/14/07                                   22,000 22,000
         Washington Mutual Bank, FA,
          Stockton, California,
          5.75%, 7/5/07                                     3,000  3,001
         Washington Mutual Bank, FRCD,
          5.34%, 6/22/07                                   10,000 10,000
          5.34%, 9/17/07                                   10,000 10,000
       -----------------------------------------------  --------- ------
                                                                  55,001
       -----------------------------------------------  --------- ------
       Foreign Depository Institutions - 16.7%
         ABN AMRO Bank N.V., Chicago Branch,
          5.35%, 1/16/08                                    5,000  5,000
         ABN AMRO, London Branch,
          5.32%, 5/27/08                                    5,000  5,000
         Banco Bilbao Vizcaya Argentaria,
          5.30%, 8/13/07                                   20,000 20,000
         Banco Bilbao Vizcaya Argentaria,
          London Branch,
          5.31%, 8/16/07                                   15,000 15,000
         Bank of Montreal, Chicago Branch,
          5.39%, 6/1/07, FRCD                              25,000 25,000
          5.30%, 7/27/07                                   20,000 20,000
         Bank of Nova Scotia, FRCD,
          5.27%, 6/29/07                                   10,000  9,999

See Notes to the Financial Statements.

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7   PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       CERTIFICATES OF DEPOSIT - 17.8% - CONTINUED
       Foreign Depository Institutions - 16.7% - (continued)
         Barclays Bank, New York Branch,
          5.30%, 7/2/07                                  $45,000 $45,000
          5.35%, 4/14/08                                  10,000  10,000
          5.36%, 4/16/08                                  10,000  10,000
          5.30%, 5/22/08                                  10,000  10,000
         BNP Paribas, London Branch,
          5.26%, 9/17/07                                   5,000   5,000
          5.30%, 9/21/07                                   7,000   7,000
          5.31%, 2/22/08                                  10,000  10,000
         BNP Paribas, New York Branch,
          5.28%, 1/11/08                                   5,000   5,000
         CALYON, London Branch,
          5.35%, 8/9/07                                   10,000  10,000
         CALYON, New York Branch, FRCD,
          5.33%, 6/1/07                                    5,000   5,000
          5.37%, 6/1/07                                   35,000  34,994
         Canadian Imperial Bank of Commerce,
          New York Branch,
          5.39%, 6/1/07, FRCD                             15,000  15,000
          5.35%, 7/17/07                                   5,000   5,000
          5.30%, 11/5/07                                  15,000  15,000
         Credit Agricole, London Branch,
          5.35%, 6/22/07                                   1,000   1,000
          5.30%, 7/10/07                                   5,000   5,000
          5.30%, 2/7/08                                   10,000  10,000
         Credit Suisse First Boston, New York Branch,
          5.30%, 1/14/08                                   5,000   5,000
          5.33%, 1/16/08                                   7,000   7,000
          5.25%, 4/11/08                                   5,000   5,000
         Credit Suisse, New York Branch,
          5.36%, 4/10/08                                   5,000   5,000
         Depfa Bank PLC, New York Branch,
          5.31%, 7/31/07                                  15,000  15,000
          5.31%, 8/9/07                                   30,000  30,000
         Deutsche Bank, London Branch,
          5.34%, 6/1/07, FRCD                             10,000  10,000
          5.41%, 6/1/07, FRCD                              8,000   8,000
          5.36%, 10/19/07                                  5,000   5,000
         Deutsche Bank, New York Branch,
          5.25%, 10/3/07                                  10,000   9,998
         HBOS Treasury Services, London Branch,
          5.65%, 6/26/07                                   3,000   3,000
          5.41%, 9/20/07                                   4,000   4,000

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
         CERTIFICATES OF DEPOSIT - 17.8% - CONTINUED
         Foreign Depository Institutions - 16.7% - (continued)
           HBOS Treasury Services, New York Branch,
            5.38%, 6/1/07                                $3,000 $3,000
            5.30%, 6/28/07                               25,000 25,000
            5.22%, 12/17/07                               7,000  7,000
            5.35%, 6/4/08                                 5,000  5,000
           Lloyds Bank, New York Branch,
            5.30%, 10/9/07                               10,000 10,000
            5.30%, 2/22/08                                5,000  5,000
           Monte Dei Paschi di Siena, London Branch,
            5.31%, 7/23/07                               25,000 25,000
           National Bank of Canada, New York Branch,
            5.29%, 6/4/07, FRCD                          15,000 14,997
            5.36%, 1/22/08                                5,000  5,000
           Nordea Bank Finland, New York Branch,
            5.26%, 4/11/08                                5,000  5,000
            5.29%, 5/22/08                               10,000  9,999
           Royal Bank of Canada, New York Branch,
            5.37%, 10/25/07                               7,000  7,000
           Royal Bank of Scotland, New York Branch,
            5.26%, 6/7/07, FRCD                           5,000  4,999
            5.28%, 1/11/08                                5,000  5,000
            5.29%, 2/11/08                               12,000 12,000
           Skandinaviska Enskilda Banken,
            5.31%, 6/1/07, FRCD                          10,000 10,000
            5.31%, 11/7/07                               10,000 10,000
           Societe Generale, London Branch,
            5.36%, 7/17/07                                5,000  5,000
            5.26%, 9/17/07                                5,000  5,000
            5.32%, 10/2/07                                5,000  5,000
            5.30%, 1/3/08                                 6,000  6,000
           Societe Generale, New York Branch, FRCD,
            5.39%, 6/1/07                                10,000 10,000
           Standard Chartered Bank,
            5.30%, 6/26/07                               25,000 25,000
            5.30%, 6/29/07                               55,000 55,000
           Toronto Dominion Bank, New York Branch,
            5.41%, 6/4/07                                 3,000  3,000
            5.71%, 7/9/07                                 6,000  6,000
            5.30%, 9/28/07                               10,000 10,000
           UBS AG, Stamford Branch,
            5.30%, 7/2/07                                25,000 25,000
            5.30%, 8/7/07                                15,000 15,000
            5.25%, 4/10/08                                5,000  5,000

See Notes to the Financial Statements.

  PRIME OBLIGATIONS PORTFOLIO 8   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        CERTIFICATES OF DEPOSIT - 17.8% - CONTINUED
        Foreign Depository Institutions - 16.7% - (continued)
          Unicredito Italiano, London Branch,
           5.31%, 7/9/07                                 $10,000 $10,000
           5.33%, 7/10/07                                 20,000  20,000
           5.33%, 11/23/07                                10,000  10,000
        ---------------------------------------------  --------- -------
                                                                 788,986
        ---------------------------------------------  --------- -------
        Total Certificates of Deposit (Cost $843,987)            843,987

        COMMERCIAL PAPER - 26.3%
        Auto Receivables - 2.4%
          FCAR1 Owner Trust,
           5.21%, 7/23/07                                 10,000   9,925
          Ford Credit Floorplan Master Owner Trust A,
           Motown Funding LLC, Series 2002, /(1)/
           5.30%, 6/13/07                                 20,000  19,965
           5.30%, 6/15/07                                 10,000   9,979
           5.29%, 6/20/07                                 18,000  17,950
           5.29%, 6/26/07                                 10,000   9,963
          New Center Asset Trust,
           5.27%, 6/13/07                                 15,000  14,974
           5.25%, 8/22/07                                 18,000  17,785
          New Center Asset Trust - Plus Program,
           5.25%, 6/22/07                                 15,000  14,954
        ---------------------------------------------  --------- -------
                                                                 115,495
        ---------------------------------------------  --------- -------
        Bank Holding Companies - 1.4%
          Citigroup Funding, Inc.,
           5.29%, 6/11/07                                 20,000  19,971
           5.27%, 6/22/07                                 25,000  24,923
           5.24%, 7/23/07                                  5,000   4,962
           5.24%, 8/2/07                                  15,000  14,865
        ---------------------------------------------  --------- -------
                                                                  64,721
        ---------------------------------------------  --------- -------
        Credit Card Master Trust - 0.8%
          Capital One Multi Execution Trust,
           Nova Notes, /(1)/
           5.27%, 7/24/07                                 20,000  19,845
          Citibank Credit Card Master Trust,
           Dakota Certificates,
           5.26%, 7/27/07                                 20,000  19,836
        ---------------------------------------------  --------- -------
                                                                  39,681
        ---------------------------------------------  --------- -------
        Foreign Depository Institutions - 0.5%
          UBS Finance, Delaware, Inc.,
           5.26%, 6/14/07                                 11,100  11,079
           5.21%, 7/9/07                                  10,000   9,945
        ---------------------------------------------  --------- -------
                                                                  21,024
        ---------------------------------------------  --------- -------

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
         COMMERCIAL PAPER - 26.3% - CONTINUED
         Multi-Seller Conduits - 15.1%
           Alpine Securitization,
            5.24%, 7/24/07                               $10,000 $9,923
           Amstel Funding Corp.,
            5.24%, 8/2/07                                 15,000 14,865
           Atlantic Asset Securitization Corp., /(1)/
            5.28%, 7/3/07                                 20,000 19,901
           Bryant Park Funding LLC,
            5.28%, 6/25/07                                10,000  9,965
           Cedar Springs Capital Co.,
            5.24%, 6/8/07                                 13,684 13,670
            5.25%, 7/10/07                                25,000 24,858
            5.27%, 7/20/07                                15,000 14,893
            5.25%, 7/23/07                                10,000  9,924
           Chariot Funding LLC, /(1)/
            5.24%, 6/20/07                                10,000  9,972
           Charta Corp.,
            5.27%, 6/26/07                                20,000 19,927
            5.27%, 7/26/07                                 5,000  4,960
            5.27%, 8/2/07                                 20,000 19,819
           Concord Minuteman Capital Co., /(1)/
            5.28%, 6/12/07                                25,000 24,960
            5.28%, 6/14/07                                25,000 24,952
            5.27%, 7/12/07                                10,000  9,940
            5.25%, 7/13/07                                10,000  9,939
            5.22%, 7/18/07                                15,000 14,898
           Corporate Receivables Corp.,
            5.26%, 6/8/07                                 15,000 14,985
           Crown Point Capital Co., /(1)/
            5.29%, 6/8/07, FRCP                            7,000  7,000
            5.21%, 7/11/07                                10,000  9,942
            5.24%, 8/17/07                                20,000 19,776
           Fairway Finance Corp., FRCP,
            5.28%, 6/12/07                                15,000 15,000
            5.28%, 6/26/07                                15,000 15,000
           George Street Financing LLC, /(1)/
            5.29%, 6/22/07                                25,000 24,923
           Gotham Funding Corp., /(1)/
            5.27%, 6/8/07                                 25,000 24,974
           Legacy Capital LLC, /(1)/
            5.20%, 7/6/07                                 10,000  9,949
            5.26%, 7/13/07                                 5,000  4,969

See Notes to the Financial Statements.

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9   PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        COMMERCIAL PAPER - 26.3% - CONTINUED
        Multi-Seller Conduits - 15.1% - (continued)
          Lexington Parker Capital,
           5.27%, 6/4/07, FRCP                           $15,000 $14,999
           5.27%, 6/5/07, FRCP                            25,000  24,999
           5.30%, 7/9/07, FRCP                             5,000   4,999
           5.24%, 8/9/07 /(1)/                            10,000   9,900
          Liberty Street Funding,
           5.28%, 6/25/07                                 25,000  24,912
          Park Avenue Receivables, /(1)/
           5.28%, 6/25/07                                 25,000  24,912
          Sheffield Receivables Corp.,
           5.27%, 6/11/07                                 25,000  24,963
          Thames Asset Global Securitization
           Number One, Inc., /(1)/
           5.24%, 6/12/07                                 15,000  14,976
           5.24%, 8/14/07                                 10,000   9,892
          Variable Funding,
           5.27%, 6/1/07                                  30,000  30,000
          Versailles,
           5.28%, 6/25/07                                 20,000  19,930
           5.28%, 6/26/07                                 25,000  24,908
           5.24%, 8/13/07 /(1)/                           20,000  19,787
          Versailles CDS LLC,
           5.28%, 6/1/07                                  20,000  20,000
          Victory Receivables Corp.,
           5.28%, 6/15/07                                 20,000  19,959
           5.28%, 6/20/07                                 15,000  14,958
          Yorktown Capital LLC,
           5.28%, 7/12/07                                  5,000   4,970
        ---------------------------------------------  --------- -------
                                                                 712,948
        ---------------------------------------------  --------- -------
        Other Receivables - 0.6%
          Thornburg Mortgage Capital Resources, /(1)/
           5.29%, 6/4/07                                  15,000  14,993
           5.30%, 6/15/07                                 15,000  14,969
        ---------------------------------------------  --------- -------
                                                                  29,962
        ---------------------------------------------  --------- -------
        Structured Investment Vehicles - 5.5%
          Aquifer Funding LLC,
           5.28%, 6/7/07                                  10,000   9,991
          Beta Finance, Inc.,
           5.24%, 7/10/07                                 10,000   9,943
          Cancara Asset Securitization, Ltd.,
           5.28%, 7/12/07                                 10,000   9,940
          Five Finance Corp., /(1)/
           5.25%, 9/4/07                                  10,000   9,862

                                                    PRINCIPAL
                                                     AMOUNT    VALUE
                                                     (000S)    (000S)
          COMMERCIAL PAPER - 26.3% - CONTINUED
          Structured Investment Vehicles - 5.5% - (continued)
            Grampian Funding Ltd.,
             5.18%, 10/5/07                           $10,000    $9,819
            North Sea Funding LLC,
             5.24%, 6/1/07                             10,000    10,000
             5.24%, 6/15/07                            27,877    27,820
             5.25%, 7/16/07                            10,000     9,934
             5.25%, 8/27/07                            30,000    29,619
             5.25%, 9/4/07                             20,000    19,723
            Scaldis Capital LLC,
             5.28%, 6/21/07                            15,000    14,956
             5.28%, 6/25/07                            40,000    39,859
            Solitaire Funding LLC, /(1)/
             5.26%, 7/16/07                            10,000     9,934
            Surrey Funding Corp.,
             5.27%, 6/5/07                             15,000    14,991
             5.27%, 6/18/07 /(1)/                      10,000     9,975
             5.28%, 7/5/07                             10,000     9,950
            White Pine Finance LLC, FRCP, /(1)/
             5.28%, 6/4/07                             10,000    10,000
             5.28%, 6/12/07                             3,000     3,000
          ----------------------------------------  --------- ---------
                                                                259,316
          ----------------------------------------  --------- ---------
          Total Commercial Paper (Cost $1,243,147)            1,243,147

          CORPORATE NOTES/BONDS - 9.4%
          Bank Holding Companies - 0.4%
            HSBC U.S.A. Inc., FRN,
             5.32%, 6/15/07                             5,000     5,000
            Wachovia Bank, N.A., FRN,
             5.35%, 6/1/07                              7,000     7,001
            Wachovia Corp., FRN,
             5.44%, 7/22/07                             8,000     8,001
          ----------------------------------------  --------- ---------
                                                                 20,002
          ----------------------------------------  --------- ---------
          Domestic Depository Institutions - 1.1%
            American Express Bank, FSB, FRN,
             5.29%, 6/27/07                             8,000     8,000
            American Express Centurion, FRN,
             5.32%, 6/18/07                             5,000     5,001
            Bank of America, N.A., FRN,
             5.28%, 6/1/07                              7,000     7,000
            Marshall & Ilsley Bank, MTN,
             5.16%, 12/17/07                           15,000    14,988

See Notes to the Financial Statements.

  PRIME OBLIGATIONS PORTFOLIO 10  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      CORPORATE NOTES/BONDS - 9.4% - CONTINUED
      Domestic Depository Institutions - 1.1% - (continued)
        National City Bank, Cleveland, FRN,
         5.34%, 6/25/07                                    $15,000 $15,003
      -------------------------------------------------  --------- -------
                                                                    49,992
      -------------------------------------------------  --------- -------
      Foreign Depository Institutions - 2.0%
        Allied Irish Banks, PLC, FRN, /(1)/
         5.30%, 6/19/07                                      5,000   5,000
        Australia and New Zealand Banking Group,
         FRN, /(1)/
         5.32%, 6/5/07                                      10,000  10,000
         5.32%, 6/7/07                                       5,000   5,000
         5.32%, 6/25/07                                      1,000   1,000
        Credit Agricole, London Branch, FRN, /(1)/
         5.32%, 6/22/07                                     10,000  10,000
        Danske Bank, FRN, /(1)/
         5.29%, 6/20/07                                      5,000   5,000
        Nordea Bank Finland, New York, FRN, /(1)/
         5.33%, 6/11/07                                      7,000   7,000
        Royal Bank of Canada, FRN,
         5.37%, 6/11/07                                      8,000   8,000
        Royal Bank of Scotland, PLC, FRN, /(1)/
         5.33%, 6/21/07                                      5,000   5,000
        UBS AG, Stamford,
         5.29%, 6/18/07, FRN                                10,000  10,000
         5.40%, 11/28/07                                    20,000  20,000
        Westpac Banking Corp., FRN,
         5.40%, 6/11/07                                      1,000   1,000
        Westpac Banking Corp., New York, FRN, /(1) (2)/
         5.30%, 6/6/07                                       7,000   7,000
      -------------------------------------------------  --------- -------
                                                                    94,000
      -------------------------------------------------  --------- -------
      Insurance Carriers - 0.8%
        Genworth Global Funding, FRN, /(1)/
         5.31%, 6/11/07                                      7,000   7,000
        ING Verzekeringen, FRN, /(1)/
         5.29%, 6/4/07                                      12,000  12,000
        MET Life Global Funding I, FRN, /(1)/
         5.41%, 6/15/07                                     10,000  10,000
         5.31%, 6/22/07                                     10,000  10,000
      -------------------------------------------------  --------- -------
                                                                    39,000
      -------------------------------------------------  --------- -------
      Non-Depository Personal Credit - 1.0%
        American Express Bank, FSB, FRN,
         5.29%, 6/18/07                                     20,000  19,998

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
            CORPORATE NOTES/BONDS - 9.4% - CONTINUED
            Non-Depository Personal Credit - 1.0% - (continued)
              General Electric Capital Corp., FRN,
               5.45%, 6/11/07                           $2,000  $2,000
               5.28%, 6/25/07                            9,000   9,000
              Household Finance Corp., FRN,
               5.40%, 6/1/07                             2,000   2,000
              HSBC Finance Corp., FRN,
               5.33%, 6/6/07                             8,000   8,000
               5.37%, 6/25/07                            5,000   5,000
            --------------------------------------   ---------- ------
                                                                45,998
            --------------------------------------   ---------- ------
            Paper and Allied Products - 0.1%
              Kimberly Clark, /(1)/
               5.26%, 12/19/07                           5,000   5,000
            --------------------------------------   ---------- ------
            Security and Commodity Brokers - 0.7%
              Merrill Lynch & Co., FRN, MTN,
               5.40%, 6/4/07                             5,000   5,000
               5.57%, 6/11/07                            2,000   2,000
               5.30%, 6/18/07                           10,000  10,000
               5.32%, 6/25/07                            5,000   5,000
               5.29%, 6/27/07                            5,000   5,000
              Morgan Stanley, FRN,
               5.38%, 6/15/07                            3,000   3,000
               5.41%, 6/27/07                            5,000   5,000
            --------------------------------------   ---------- ------
                                                                35,000
            --------------------------------------   ---------- ------
            Structured Investment Vehicles - 3.3%
              CC USA, Inc., /(1)/
               5.32%, 6/25/07                           10,000  10,001
              Cullinan Finance Corp., /(1)/
               5.30%, 6/11/07, FRN                       5,000   5,000
               5.28%, 6/28/07, FRN                      10,000   9,999
               5.31%, 7/9/07, FRN                        7,000   6,999
               5.36%, 4/15/08                            7,000   7,000
               5.35%, 5/15/08, FRN                       7,000   7,000
              Dorada Finance, Inc., /(1)/
               5.32%, 5/27/08                            5,000   5,000
              Five Finance, Inc., FRN, /(1)/
               5.32%, 6/15/07                            3,000   3,000
              Links Finance LLC, FRN, MTN, /(1)/
               5.29%, 6/5/07                            10,000   9,999
               5.30%, 6/7/07                             5,000   5,000
               5.29%, 6/15/07                            7,000   7,000
               5.32%, 7/18/07                           10,000   9,999

See Notes to the Financial Statements.

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11  PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       CORPORATE NOTES/BONDS - 9.4% - CONTINUED
       Structured Investment Vehicles - 3.3% - (continued)
         Sigma Finance, Inc., MTN, /(1)/
          5.46%, 6/1/07, FRN                            $10,000    $9,999
          5.31%, 6/15/07, FRN                            10,000    10,001
          5.35%, 5/19/08                                 15,000    15,000
         White Pine Finance, LLC, FRN, /(1)/
          5.32%, 6/15/07                                 10,000    10,000
          5.28%, 6/20/07                                  5,000     4,999
          5.28%, 6/25/07                                  5,000     5,000
          5.32%, 10/19/07                                15,000    14,997
       ---------------------------------------------  --------- ---------
                                                                  155,993
       ---------------------------------------------  --------- ---------
       Total Corporate Notes/Bonds (Cost $444,985)                444,985

       EURODOLLAR TIME DEPOSITS - 1.8%
       Foreign Depository Institutions - 1.8%
         BNP Paribas, Paris,
          5.33%, 6/1/07                                  25,000    25,000
         Northern Rock PLC, Newcastle,
          5.32%, 8/16/07                                 20,000    20,000
         Royal Bank of Canada, Toronto, Canada,
          5.31%, 8/16/07                                 25,000    25,000
         Societe Generale, Paris, France,
          5.33%, 6/1/07                                   9,500     9,500
         Unicredito Italiano, Milan,
          5.30%, 6/29/07                                  5,000     5,000
       ---------------------------------------------  --------- ---------
                                                                   84,500
       ---------------------------------------------  --------- ---------
       Total Eurodollar Time Deposits (Cost $84,500)               84,500

       MUNICIPAL INVESTMENT - 0.1%
       Administration of Environmental and Housing Programs - 0.1%
         State of Texas G.O. Taxable, Veterans' Land
          Refunding Bonds, Series 2000,
          5.32%, 6/8/07                                   5,000     5,000
       ---------------------------------------------  --------- ---------
       Total Municipal Investment (Cost $5,000)                     5,000

       U.S. GOVERNMENT AGENCY - 0.1% /(3)/
       Freddie Mac - 0.1%
         FHLMC Note,
          5.35%, 12/19/07                                 5,000     5,000
       ---------------------------------------------  --------- ---------
       Total U.S. Government Agency (Cost $5,000)                   5,000
       ---------------------------------------------  --------- ---------
       Investments, at Amortized Cost ($2,719,579)              2,719,579

                                                       PRINCIPAL
                                                        AMOUNT     VALUE
                                                        (000S)     (000S)
    REPURCHASE AGREEMENTS - 43.4%
    (Colld. at a minimum of 102%) /(4)/
      Bank of America N.A., dated 5/31/07,
       repurchase price $880,130
       5.31%, 6/1/07                                    $880,000   $880,000
      Bank of America Securities LLC,
       dated 5/31/07, repurchase price $270,040
       5.32%, 6/1/07                                     270,000    270,000
      Bear Stearns, Inc., dated 5/31/07,
       repurchase price $30,004
       5.31%, 6/1/07                                      30,000     30,000
      Citigroup Global Markets, Inc., dated 5/31/07,
       repurchase price $620,091
       5.31%, 6/1/07                                     620,000    620,000
      Credit Suisse First Boston Corp.,
       dated 5/31/07, repurchase price $150,022
       5.31%, 6/1/07                                     150,000    150,000
      Lehman Brothers, Inc., dated 5/31/07,
       repurchase price $105,207
       5.32%, 6/1/07                                     105,191    105,191
    -------------------------------------------------- --------- ----------
    Total Repurchase Agreements (Cost $2,055,191)                 2,055,191
    -------------------------------------------------- --------- ----------
    Total Investments - 100.9% (Cost $4,774,770) /(5)/            4,774,770
       Liabilities less Other Assets - (0.9)%                       (43,740)
    -------------------------------------------------- --------- ----------
    NET ASSETS - 100.0%                                          $4,731,030

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Restricted security that has been deemed illiquid. At May 31, 2007, the value of this restricted illiquid security amounted to approximately $7,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

                                             ACQUISITION
                                                 AND     ACQUISITION
                                             ENFORCEABLE    COST
            SECURITY                            DATE       (000S)
            Westpac Banking Corp., New York,
             FRN,
              5.30%, 6/6/07                   11/16/06     $7,000
            -------------------------------- ----------- -----------

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

  PRIME OBLIGATIONS PORTFOLIO 12  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

(4)The nature and terms of the collateral received for the repurchase agreements are as follows:

                              COUPON         MATURITY
                     NAME     RATES           DATES
                     FHLMC 4.00% - 6.25%   9/1/10 - 5/1/37
                     FNMA  4.00% - 9.00%   4/1/14 - 6/1/37
                     GNMA  0.00% - 6.50% 7/20/34 - 9/15/34

(5)The cost for federal income tax purposes was $4,774,770.

Percentages shown based on Net Assets.

                          At May 31, 2007, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:
                          MATURITY ANALYSIS                                       %
                           0 - 14 Days                                           57.7%
                           15 - 30 Days                                          17.3
                           31 - 60 Days                                           9.8
                           61 - 90 Days                                           7.3
                           91 - 180 Days                                          3.1
                           181 - 364 Days                                         4.8
                          --------------------------------- -----------------   ---------------------
                           Total                                                100.0%

See Notes to the Financial Statements.

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13  PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2007 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Colld. Collateralized

FHLMC  Freddie Mac

FNMA   Fannie Mae

FRCD   Floating Rate Certificates of
       Deposit

FRCP   Floating Rate Commercial
       Paper

FRN    Floating Rate Notes

FSB    Federal Savings Bank

GNMA   Government National
       Mortgage Association

G.O.   General Obligation

MTN    Medium Term Notes

  PRIME OBLIGATIONS PORTFOLIO 14  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                    PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2007 (UNAUDITED)


1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Prime Obligations Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. ("NTI"), a subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At May 31, 2007, Shares, Service Shares and Premier Shares were outstanding.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are typically allocated among all the portfolios of the Trust in proportion to each portfolio's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15  PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

At November 30, 2006, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

                                           UNDISTRIBUTED
                                             ORDINARY
                       Amount in thousands    INCOME*
                       ---------------------------------
                        Prime Obligations     $7,638
                       ---------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2005 and 2006 were as follows:

                                           DISTRIBUTED FROM
                                           ORDINARY INCOME*
                                           ---------------
                      Amounts in thousands  2005     2006
                      -------------------------------------
                       Prime Obligations   $18,196  $60,008
                      -------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.15 percent of the Portfolio's average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive 0.05 percent of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2007, reduced advisory fees as shown in the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2007, were as follows:

           Amounts in thousands SHARES SERVICE SHARES PREMIER SHARES
           ---------------------------------------------------------
            Prime Obligations    $35         $8             $1
           ---------------------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. Custodian credits, if any, are reflected in the Portfolio's Statement of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10 percent of the average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of the Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, payments under the Service Plan for the Portfolio's Service Shares and Premier Shares and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio's average daily net assets, NTI as co-administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2007, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio, although the Trust's secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Trustee Fees" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan.

5   SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affili-

  PRIME OBLIGATIONS PORTFOLIO 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT ates or other institutions under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding
Service and Premier Shares, respectively. Class- specific shareholder servicing fees for the six months ended May 31, 2007, were as follows:

               Amounts in thousands SERVICE SHARES PREMIER SHARES
               --------------------------------------------------
                Prime Obligations        $189           $26
               --------------------------------------------------

                                                       MAY 31, 2007 (UNAUDITED)


6   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2007, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2007.

-------------------------------
7   CAPITAL SHARE TRANSACTIONS
-------------------------------
Transactions in capital shares for the six months ended May 31, 2007, were as follows:

                                                   PAYMENTS FOR NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES     (DECREASE)
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED   IN NET ASSETS
  ---------------------------------------------------------------------------
     Shares              $5,878,252     $14,306    $(2,933,067)  $2,959,491
     Service Shares          97,977          --       (119,229)     (21,252)
     Premier Shares           8,506          --         (8,300)         206
  ---------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2006, were as follows:

                                                   PAYMENTS FOR NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES     (DECREASE)
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED   IN NET ASSETS
  ---------------------------------------------------------------------------
     Shares              $5,154,955     $21,452    $(4,378,097)   $798,310
     Service Shares         285,596          --       (185,543)    100,053
     Premier Shares          18,096          --        (21,167)     (3,071)
  ---------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
8   NEW ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Recent SEC guidance allows implementing FIN 48 in the port-folio NAV calculation as late as the portfolio's last NAV calculation in the first semiannual financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on May 31, 2008.

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoptions of FIN 48 and SFAS 157 will have on the Portfolio's financial statements and financial disclosures, if any.


  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17  PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES
                                                       MAY 31, 2007 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/06 - 5/31/07" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Prime Obligations

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           SHARES        RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.20%  $1,000.00 $1,026.00       $1.01
           Hypothetical  0.20%  $1,000.00 $1,023.93       $1.01**
           ----------------------------------------------------------

           SERVICE SHARES
           ----------------------------------------------------------
           Actual        0.46%  $1,000.00 $1,024.70       $2.32
           Hypothetical  0.46%  $1,000.00 $1,022.64       $2.32**
           ----------------------------------------------------------

           PREMIER SHARES
           ----------------------------------------------------------
           Actual        0.72%  $1,000.00 $1,023.30       $3.63
           Hypothetical  0.72%  $1,000.00 $1,021.34       $3.63**
           ----------------------------------------------------------

* Expenses are calculated using the Portfolio's annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2007. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
** Hypothetical expenses are based on the Portfolio's actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

  PRIME OBLIGATIONS PORTFOLIO 18  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                    PRIME OBLIGATIONS PORTFOLIO

TRUSTEES AND OFFICERS
                                                       MAY 31, 2007 (UNAUDITED)


  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the Prime Obligations Portfolio (the "Portfolio") at regularly scheduled meetings held during the Portfolio's fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolio with Northern Trust Investments, N.A. (the "Investment Adviser").

  The Advisory Agreement was most recently re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract renewal meeting held on February 15, 2007 (the "Annual Contract Meeting").

  In preparation for the Trustees' consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees reviewed information on the following topics for the Portfolio at a meeting held on November 3, 2006 (the "November Meeting"): the Investment Adviser's profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

  In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

  In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser's investment management services. These materials included:
  (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; and (iv) expenses borne by the Portfolio.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio's investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary fee waiver) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to certain of the Investment Adviser's other accounts; (v) the scope and depth of the Investment Adviser's resources; (vi) the Investment Adviser's staffing for the Portfolio and the experience of the portfolio manager; (vii) the Investment Adviser's financial resources and its ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio; and (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Adviser's willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

  In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio's custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolio's share-

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19  PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

                                                       MAY 31, 2007 (UNAUDITED)

  holders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio. The Trustees also discussed the Adviser's continued commitments to address the regulatory compliance requirements that were applicable to the Portfolios and the continued involvement of internal audit in reviewing operations related to the Portfolios. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust's Chief Compliance Officer throughout the year.

  The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other SEC-registered portfolios and to rankings and ratings issued by third parties. This information on the Portfolio's investment performance was provided for the one-, two- and three-year periods. The Trustees also considered the Portfolio's performance in light of the investment objective and credit parameters applicable to it, as well as the investor base the Portfolio is intended to serve. They also considered the Portfolio's compliance with regulations of the Securities and Exchange Commission applicable to money market mutual portfolios and the stability of the Portfolio's net asset values. In addition, the Trustees reviewed the consistency of the Investment Adviser's investment approach for the Portfolio. Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies.

  The Trustees also considered the Portfolio's contractual advisory fee rates; the Portfolio's total operating expense ratios; the Investment Adviser's voluntary fee waivers and its affiliates' expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. In addition, the Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser's view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio's advisory fees are set and through the Investment Adviser's voluntary fee waivers and its affiliates' contractual expense reimbursements that limit the expense caps for the Portfolio to a specific level. In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

  Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio's total operating expense ratio were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio's fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

  After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio, that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolio's current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

  PRIME OBLIGATIONS PORTFOLIO 20  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                    PRIME OBLIGATIONS PORTFOLIO


                      THIS PAGE INTENTIONALLY LEFT BLANK

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21  PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO


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  PRIME OBLIGATIONS PORTFOLIO 22  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                    PRIME OBLIGATIONS PORTFOLIO


                      THIS PAGE INTENTIONALLY LEFT BLANK

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23  PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Q is available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  Northern Institutional Funds' Proxy Voting Policies and Procedures and the Fund's portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

  PRIME OBLIGATIONS PORTFOLIO 24  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS

TABLE OF CONTENTS


 2  STATEMENTS OF ASSETS AND LIABILITIES

 4  STATEMENTS OF OPERATIONS

 6  STATEMENTS OF CHANGES IN NET ASSETS

 8  FINANCIAL HIGHLIGHTS

17  SCHEDULES OF INVESTMENTS

    17  BOND PORTFOLIO

    22  CORE BOND PORTFOLIO

    27  U.S. TREASURY INDEX PORTFOLIO

    28  INTERMEDIATE BOND PORTFOLIO

    33  SHORT BOND PORTFOLIO

    37  U.S. GOVERNMENT SECURITIES PORTFOLIO

39  NOTES TO THE FINANCIAL STATEMENTS

46  FUND EXPENSES

48  TRUSTEES AND OFFICERS

    48  APPROVAL OF ADVISORY AGREEMENT

52  FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1   FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES


                                                                        CORE
                                                              BOND      BOND
Amounts in thousands, except per share data                 PORTFOLIO PORTFOLIO
-------------------------------------------                 --------- ---------
ASSETS:
Investments, at cost                                        $356,905  $283,273
Investments, at value /(1)/                                 $353,733  $280,800
Cash                                                               5         6
Interest income receivable                                     1,726     1,218
Receivable for securities sold                                 9,131     9,896
Receivable for fund shares sold                                  399        --
Receivable from affiliated administrator                          10        10
Prepaid and other assets                                           2        15
Total Assets                                                 365,006   291,945
                                                            --------  --------
LIABILITIES:
Payable upon return of securities loaned                      40,206    32,604
Payable for securities purchased                                 611        --
Payable for when-issued securities                            71,913    61,019
Payable for fund shares redeemed                                  11        --
Payable to affiliates:
   Investment advisory fees                                       53        42
   Co-administration fees                                         21        17
   Custody and accounting fees                                     6         4
   Transfer agent fees                                             2         2
   Trustee fees                                                    3         1
Accrued other liabilities                                         20         9
Total Liabilities                                            112,846    93,698
                                                            --------  --------
Net Assets                                                  $252,160  $198,247
                                                            --------  --------
ANALYSIS OF NET ASSETS:
Capital stock                                               $274,411  $203,758
Undistributed net investment income                              376       204
Accumulated undistributed net realized losses                (19,455)   (3,242)
Net unrealized depreciation                                   (3,172)   (2,473)
Net Assets                                                  $252,160  $198,247
                                                            --------  --------
Net Assets:
   Class A                                                  $251,738  $198,245
   Class C                                                       317         1
   Class D                                                       105         1
Total Shares Outstanding (no par value, unlimited shares
  authorized):
   Class A                                                    12,852    20,394
   Class C                                                        16        --
   Class D                                                         6        --
Net Asset Value, Redemption and Offering Price Per Share:
   Class A                                                  $  19.59  $   9.72
   Class C                                                     19.58      9.67
   Class D                                                     19.55      9.75
--------
(1) Amounts include value of securities loaned of $45,051, $34,800, $22,356, $4,616, $24,844 and $14,608, respectively.


See Notes to the Financial Statements.

                                                   NORTHERN INSTITUTIONAL FUNDS
FIXED INCOME PORTFOLIOS                2                      SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


                                                       U.S.
       U.S.                                         GOVERNMENT
     TREASURY      INTERMEDIATE       SHORT         SECURITIES
  INDEX PORTFOLIO BOND PORTFOLIO  BOND PORTFOLIO    PORTFOLIO
  --------------- --------------  --------------  --------------
        $ 65,599        $ 39,724       $ 196,877        $ 84,671
        $ 64,840        $ 39,285       $ 195,647        $ 84,277
              --              --               1               5
             449             271           1,406             302
           2,015             340           1,481          13,909
              10              47              --              --
               7               8               8               7
               2               3               2               1
          67,323          39,954         198,545          98,501
  --------------  --------------  --------------  --------------
          11,630           4,139          21,672           6,965
           2,455              --              --              --
              --           4,837           5,739          24,254
               8              29               8               3
               7               7              38              14
               5               3              15               6
               2               3               6               3
               1              --               2               1
               1               1               2               1
               9               9              10              10
          14,118           9,028          27,492          31,257
  --------------  --------------  --------------  --------------
        $ 53,205        $ 30,926       $ 171,053        $ 67,244
  --------------  --------------  --------------  --------------
        $ 54,780        $ 33,252       $ 187,910        $ 70,740
              49              35             173              63
           (865)         (1,922)        (15,800)         (3,165)
           (759)           (439)         (1,230)           (394)
        $ 53,205        $ 30,926       $ 171,053        $ 67,244
  --------------  --------------  --------------  --------------
        $ 50,788        $ 30,851       $ 170,779        $ 67,041
           1,382              --              --              --
           1,035              75             274             203
           2,461           1,555           9,383           3,485
              67              --              --              --
              50               4              15              11
         $ 20.64         $ 19.84         $ 18.20         $ 19.24
           20.64              --              --              --
           20.57           19.82           18.14           19.17


See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS
SEMIANNUAL REPORT                      3                FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF OPERATIONS


                                                                        CORE
                                                              BOND      BOND
Amounts in thousands                                        PORTFOLIO PORTFOLIO
--------------------                                        --------- ---------
INVESTMENT INCOME:
Interest income                                              $ 7,045   $ 5,316
Net income from securities loaned                                 73        39
   Total Investment Income                                     7,118     5,355
                                                             -------   -------
EXPENSES:
Investment advisory fees                                         504       389
Co-administration fees                                           126        97
Custody and accounting fees                                       26        23
Transfer agent fees                                               13        10
Registration fees                                                 15        17
Printing fees                                                      5         5
Professional fees                                                  3         4
Trustee fees and expenses                                          3         3
Shareholder servicing fees                                        --        --
Other                                                              7         7
                                                             -------   -------
Total Expenses                                                   702       555
   Less voluntary waivers of investment advisory fees           (189)     (146)
   Less expenses reimbursed by administrator                     (50)      (55)
   Less custodian credits                                         (9)       (3)
   Net Expenses                                                  454       351
                                                             -------   -------
Net Investment Income                                          6,664     5,004
                                                             -------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments                                                 1,677        15
   Foreign currency transactions                                 399        --
Net change in unrealized depreciation on:
   Investments                                                (5,087)   (4,121)
   Foreign currency transactions and forward foreign
     currency exchange contracts                                 (10)       --
   Net Losses on Investments and Foreign Currency             (3,021)   (4,106)
                                                             -------   -------
Net Increase in Net Assets Resulting from Operations         $ 3,643   $   898
                                                             -------   -------

See Notes to the Financial Statements.


                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             4                    SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)



                                                       U.S.
       U.S.                                         GOVERNMENT
  TREASURY INDEX   INTERMEDIATE     SHORT BOND      SECURITIES
    PORTFOLIO     BOND PORTFOLIO    PORTFOLIO       PORTFOLIO
  --------------  --------------  --------------  --------------
          $1,158            $858          $4,469          $1,691
              11               5              13               2
           1,169             863           4,482           1,693
  --------------  --------------  --------------  --------------
              76              62             345             132
              25              16              86              33
              11              15              19              13
               4               2               9               4
              14              13              14              14
               5               5               5               5
               4               3               4               4
               3               3               3               3
               2              --              --              --
               6               6               6               6
  --------------  --------------  --------------  --------------
             150             125             491             214
            (38)            (23)           (129)            (50)
            (43)            (45)            (48)            (40)
              --              --             (3)             (5)
              69              57             311             119
  --------------  --------------  --------------  --------------
           1,100             806           4,171           1,574
  --------------  --------------  --------------  --------------
            (32)             144              27           (145)
              --              --              --              --
         (1,036)           (523)         (1,313)           (686)
              --              --              --              --
         (1,068)           (379)         (1,286)           (831)
  --------------  --------------  --------------  --------------
            $ 32           $ 427         $ 2,885           $ 743
  --------------  --------------  --------------  --------------

See Notes to the Financial Statements.


  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   5              FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS


                                                           CORE BOND
                                   BOND PORTFOLIO          PORTFOLIO
                                -------------------  --------------------
Amounts in thousands              2007       2006       2007       2006
--------------------            --------  ---------  ---------  ---------
OPERATIONS:
Net investment income           $  6,664  $  13,868  $   5,004  $   8,139
Net realized gains/losses          2,076     (2,726)        15     (1,679)
Net change in unrealized
  appreciation (depreciation)     (5,097)     6,149     (4,121)     3,870
   Net Increase in Net Assets
     Resulting from Operations     3,643     17,291        898     10,330
                                --------  ---------  ---------  ---------
CAPI TAL SHARE TRANSACTIONS:
Net increase (decrease) in
  net assets resulting from
  Class A share transactions        (554)   (50,962)     5,681     38,476
Net increase (decrease) in
  net assets resulting from
  Class C share transactions         120         93         --         --
Net increase (decrease) in
  net assets resulting from
  Class D share transactions         (30)      (122)        --         --
   Net Increase (Decrease) in
     Net Assets Resulting
     from Capital Share
     Transactions                   (464)   (50,991)     5,681     38,476
                                --------  ---------  ---------  ---------
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
From net investment income        (6,618)   (14,133)    (5,003)    (8,209)
From net realized gains               --         --         --         --
   Total Distributions to
     Class A Shareholders         (6,618)   (14,133)    (5,003)    (8,209)
                                --------  ---------  ---------  ---------
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
From net investment income            (6)        (6)        --         --
From net realized gains               --         --         --         --
   Total Distributions to
     Class C Shareholders             (6)        (6)        --         --
                                --------  ---------  ---------  ---------
DISTRIBUTIONS TO CLASS D
  SHAREHOLDERS:
From net investment income            (3)        (8)        --         --
From net realized gains               --         --         --         --
   Total Distributions to
     Class D Shareholders             (3)        (8)        --         --
                                --------  ---------  ---------  ---------
Total Increase (Decrease) in
  Net Assets                      (3,448)   (47,847)     1,576     40,597

NET ASSETS:
Beginning of period              255,608    303,455    196,671    156,074
End of period                   $252,160  $ 255,608  $ 198,247  $ 196,671
                                --------  ---------  ---------  ---------
Accumulated Undistributed Net
  Investment Income             $    376  $     339  $     204  $     203
                                --------  ---------  ---------  ---------
--------
(1) Formerly known as the Short-Intermediate Bond Portfolio.

See Notes to the Financial Statements.


                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             6                    SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                         OR FISCAL YEAR ENDED NOVEMBER 30, 2006



                                                                 U.S.
        U.S.           INTERMEDIATE           SHORT           GOVERNMENT
   TREASURY INDEX          BOND               BOND            SECURITIES
     PORTFOLIO           PORTFOLIO       PORTFOLIO/(1)/        PORTFOLIO
  ---------------    ----------------  ------------------  ----------------
   2007       2006     2007     2006     2007      2006      2007     2006
  -------   -------  -------  -------  --------  --------  -------  -------
   $1,100   $ 2,118  $   806  $ 1,594  $  4,171  $  7,183  $ 1,574  $ 3,120
     (32)      (621)     144     (524)       27      (755)    (145)    (850)
  (1,036)       796     (523)     479    (1,313)    1,899     (686)   1,409
       32     2,293      427    1,549     2,885     8,327      743    3,679
  -------   -------  -------  -------  --------  --------  -------  -------
    4,322    (2,067)     105   (5,624)   (2,781)   22,175   (1,881)  (7,403)
      218      (267)      --       --        --        --       --       --
      146    (1,170)      (4)     (20)      (16)       44      (27)    (206)
    4,686    (3,504)     101   (5,644)   (2,797)   22,219   (1,908)  (7,609)
  -------   -------  -------  -------  --------  --------  -------  -------
  (1,050)    (2,017)    (803)  (1,596)   (4,172)   (7,138)  (1,576)  (3,130)
       --        --       --       --        --        --       --       --
  (1,050)    (2,017)    (803)  (1,596)   (4,172)   (7,138)  (1,576)  (3,130)
  -------   -------  -------  -------  --------  --------  -------  -------
     (26)       (52)      --       --        --        --       --       --
       --        --       --       --        --        --       --       --
     (26)       (52)      --       --        --        --       --       --
  -------   -------  -------  -------  --------  --------  -------  -------
     (19)       (55)      (2)      (4)       (6)      (11)      (5)     (10)
       --        --       --       --        --        --       --       --
     (19)       (55)      (2)      (4)       (6)      (11)      (5)     (10)
  -------   -------  -------  -------  --------  --------  -------  -------
    3,623    (3,335)    (277)  (5,695)   (4,090)   23,397   (2,746)  (7,070)
   49,582    52,917   31,203   36,898   175,143   151,746   69,990   77,060
  $53,205   $49,582  $30,926  $31,203  $171,053  $175,143  $67,244  $69,990
  -------   -------  -------  -------  --------  --------  -------  -------
     $ 49   $    44  $    35  $    34  $    173  $    180  $    63  $    70
  -------   -------  -------  -------  --------  --------  -------  -------

See Notes to the Financial Statements.


  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   7              FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS


BOND PORTFOLIO                                            CLASS A
--------------                ---------------------------------------------------------------
Selected per share data       2007/(4)/   2006/(4)/    2005/(4)/ 2004/(4)/ 2003/(4)/ 2002/(4)/
-----------------------       --------  --------       --------  --------  --------  --------
Net Asset Value,
  Beginning of Period         $  19.82  $  19.57       $  20.14  $  20.14  $  19.81  $  19.94
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income             0.52      0.97           0.97      0.92      0.84      1.04
Net realized and
  unrealized gains
  (losses)                       (0.23)     0.28          (0.52)     0.07      0.42     (0.08)
   Total from Investment
     Operations                   0.29      1.25           0.45      0.99      1.26      0.96
                              --------  --------       --------  --------  --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment
     income /(1)/                (0.52)    (1.00)         (1.02)    (0.99)    (0.93)    (1.09)
       Total
         Distributions
         Paid                    (0.52)    (1.00)         (1.02)    (0.99)    (0.93)    (1.09)
                              --------  --------       --------  --------  --------  --------
Net Asset Value, End of
  Period                      $  19.59  $  19.82       $  19.57  $  20.14  $  20.14  $  19.81
                              --------  --------       --------  --------  --------  --------
Total Return /(2)/                1.47%     6.61%          2.24%     5.02%     6.45%     4.99%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, in
  thousands, end of
  period                      $251,738  $255,271       $303,091  $369,729  $593,559  $697,601
Ratio to average net
  assets of: /(3)/
   Expenses, net of
     waivers,
     reimbursements and
     credits                      0.36%     0.36%/(5)/     0.36%     0.36%     0.36%     0.36%
   Expenses, before
     waivers,
     reimbursements and
     credits                      0.56%     0.55%          0.55%     0.55%     0.54%     0.59%
   Net investment
     income, net of
     waivers,
     reimbursements and
     credits                      5.29%     4.99%          4.84%     4.55%     4.14%     5.27%
   Net investment
     income, before
     waivers,
     reimbursements and
     credits                      5.09%     4.80%          4.65%     4.36%     3.96%     5.04%
Portfolio Turnover Rate         281.09%   680.00%        328.83%   163.71%   325.90%   277.45%

                                                          CLASS C
                              ---------------------------------------------------------------
Selected per share data       2007/(4)/   2006/(4)/    2005/(4)/ 2004/(4)/ 2003/(4)/ 2002/(4)/
-----------------------       --------  --------       --------  --------  --------  --------
Net Asset Value,
  Beginning of Period         $  19.81  $  19.56       $  20.14  $  20.14  $  19.81  $  19.93
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income             0.50      0.91           0.93      0.84      0.82      1.01
Net realized and
  unrealized gains
  (losses)                       (0.23)     0.30          (0.56)     0.10      0.39     (0.09)
   Total from Investment
     Operations                   0.27      1.21           0.37      0.94      1.21      0.92
                              --------  --------       --------  --------  --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment
     income /(1)/                (0.50)    (0.96)         (0.95)    (0.94)    (0.88)    (1.04)
       Total
         Distributions
         Paid                    (0.50)    (0.96)         (0.95)    (0.94)    (0.88)    (1.04)
                              --------  --------       --------  --------  --------  --------
Net Asset Value, End of
  Period                      $  19.58  $  19.81       $  19.56  $  20.14  $  20.14  $  19.81
                              --------  --------       --------  --------  --------  --------
Total Return /(2)/                1.36%     6.37%          1.85%     4.76%     6.24%     4.73%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, in
  thousands, end of
  period                      $    317  $    201       $    106  $  3,772  $  3,624  $  9,874
Ratio to average net
  assets of: /(3)/
   Expenses, net of
     waivers,
     reimbursements and
     credits                      0.60%     0.60%/(5)/     0.60%     0.60%     0.60%     0.60%
   Expenses, before
     waivers,
     reimbursements and
     credits                      0.80%     0.79%          0.79%     0.79%     0.78%     0.83%
   Net investment
     income, net of
     waivers,
     reimbursements and
     credits                      5.05%     4.75%          4.60%     4.31%     3.90%     5.03%
   Net investment
     income, before
     waivers,
     reimbursements and
     credits                      4.85%     4.56%          4.41%     4.12%     3.72%     4.80%
Portfolio Turnover Rate         281.09%   680.00%        328.83%   163.71%   325.90%   277.45%

--------
(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(5) The net expense ratio includes custodian credits of approximately $16,000 or 0.01% of average net assets for the fiscal year ended November 30, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.


                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             8                    SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,



BOND PORTFOLIO                                              CLASS D
--------------                     ---------------------------------------------------------
Selected per share data            2007/(4)/   2006/(4)/   2005/(4)/ 2004/(4)/ 2003/(4)/ 2002/(4)/
-----------------------            --------  --------      --------  --------  --------  --------
Net Asset Value, Beginning of
  Period                           $ 19.79   $ 19.53       $ 20.10   $ 20.10   $ 19.78   $ 19.91
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                 0.48      0.90          0.89      0.81      0.74      0.90
Net realized and unrealized
  gains (losses)                     (0.24)     0.28         (0.52)     0.10      0.43     (0.02)
   Total from Investment
     Operations                       0.24      1.18          0.37      0.91      1.17      0.88
                                   -------   -------       -------   -------   -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income
     /(1)/                           (0.48)    (0.92)        (0.94)    (0.91)    (0.85)    (1.01)
       Total Distributions
         Paid                        (0.48)    (0.92)        (0.94)    (0.91)    (0.85)    (1.01)
                                   -------   -------       -------   -------   -------   -------
Net Asset Value, End of Period     $ 19.55   $ 19.79       $ 19.53   $ 20.10   $ 20.10   $ 19.78
                                   -------   -------       -------   -------   -------   -------
Total Return /(2)/                    1.22%     6.24%         1.84%     4.61%     6.00%     4.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                        $   105   $   136       $   258   $   365   $   329   $   317
Ratio to average net assets
  of: /(3)/
   Expenses, net of waivers,
     reimbursements and
     credits                          0.75%     0.75%/(5)/    0.75%     0.75%     0.75%     0.75%
   Expenses, before waivers,
     reimbursements and
     credits                          0.95%     0.94%         0.94%     0.94%     0.93%     0.98%
   Net investment income, net
     of waivers,
     reimbursements and
     credits                          4.90%     4.60%         4.45%     4.16%     3.75%     4.88%
   Net investment income,
     before waivers,
     reimbursements and
     credits                          4.70%     4.41%         4.26%     3.97%     3.57%     4.65%
Portfolio Turnover Rate             281.09%   680.00%       328.83%   163.71%   325.90%   277.45%

--------
(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(5) The net expense ratio includes custodian credits of approximately $16,000 or 0.01% of average net assets for the fiscal year ended November 30, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   9              FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

CORE BOND PORTFOLIO                                          CLASS A
-------------------                ----------------------------------------------------------
Selected per share data              2007      2006    2005 /(3)/ 2004 /(3)/   2003    2002 /(3)/
-----------------------            --------  --------  ---------  ---------  --------  ---------
Net Asset Value, Beginning of
  Period                           $   9.93  $   9.83  $  10.05   $  10.04   $   9.92  $  10.06
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                  0.25      0.47      0.41       0.40       0.33      0.50
Net realized and unrealized
  gains (losses)                      (0.21)     0.10     (0.20)      0.02       0.17      0.03
   Total from Investment
     Operations                        0.04      0.57      0.21       0.42       0.50      0.53
                                   --------  --------  --------   --------   --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income         (0.25)    (0.47)    (0.42)     (0.41)     (0.38)    (0.54)
   From net realized gains               --        --     (0.01)        --         --     (0.13)
       Total Distributions
         Paid                         (0.25)    (0.47)    (0.43)     (0.41)     (0.38)    (0.67)
                                   --------  --------  --------   --------   --------  --------
Net Asset Value, End of Period     $   9.72  $   9.93  $   9.83   $  10.05   $  10.04  $   9.92
                                   --------  --------  --------   --------   --------  --------
Total Return /(1)/                     0.44%     6.02%     2.15%      4.28%      5.04%     5.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                        $198,245  $196,669  $156,072   $123,408   $110,907  $103,184
Ratio to average net assets
  of: /(2)/
   Expenses, net of waivers,
     reimbursements and
     credits                           0.36%     0.36%     0.36%      0.36%      0.36%     0.36%
   Expenses, before waivers,
     reimbursements and
     credits                           0.57%     0.57%     0.58%      0.59%      0.59%     0.68%
   Net investment income, net
     of waivers,
     reimbursements and
     credits                           5.14%     4.81%     4.14%      3.93%      3.27%     5.13%
   Net investment income,
     before waivers,
     reimbursements and
     credits                           4.93%     4.60%     3.92%      3.70%      3.04%     4.81%
Portfolio Turnover Rate              308.07%   817.80%   339.65%    150.99%    380.92%   257.35%

                                                             CLASS C
                                   ----------------------------------------------------------
Selected per share data              2007      2006    2005 /(3)/ 2004 /(3)/   2003    2002 /(3)/
-----------------------            --------  --------  ---------  ---------  --------  ---------
Net Asset Value, Beginning of
  Period                           $   9.87  $   9.78  $  10.01   $  10.03   $   9.92  $  10.01
INCOME(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                  0.24      0.45      0.40       0.38       0.33      0.50
Net realized and unrealized
  gains (losses)                      (0.21)     0.09     (0.21)        --       0.15      0.07
   Total from Investment
     Operations                        0.03      0.54      0.19       0.38       0.48      0.57
                                   --------  --------  --------   --------   --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income         (0.23)    (0.45)    (0.41)     (0.40)     (0.37)    (0.53)
   From net realized gains               --        --     (0.01)        --         --     (0.13)
       Total Distributions
         Paid                         (0.23)    (0.45)    (0.42)     (0.40)     (0.37)    (0.66)
                                   --------  --------  --------   --------   --------  --------
Net Asset Value, End of Period     $   9.67  $   9.87  $   9.78   $  10.01   $  10.03  $   9.92
                                   --------  --------  --------   --------   --------  --------
Total Return /(1)/                     0.32%     5.75%     1.88%      3.91%      4.76%     6.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                        $      1  $      1  $      1   $      1   $      1  $      1
Ratio to average net assets
  of: /(2)/
   Expenses, net of waivers,
     reimbursements and
     credits                           0.60%     0.60%     0.60%      0.60%      0.60%     0.60%
   Expenses, before waivers,
     reimbursements and
     credits                           0.81%     0.81%     0.82%      0.83%      0.83%     0.92%
   Net investment income, net
     of waivers,
     reimbursements and
     credits                           4.90%     4.57%     3.90%      3.69%      3.03%     4.89%
   Net investment income,
     before waivers,
     reimbursements and
     credits                           4.69%     4.36%     3.68%      3.46%      2.80%     4.57%
Portfolio Turnover Rate              308.07%   817.80%   339.65%    150.99%    380.92%   257.35%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.


                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             10                   SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,


CORE BOND PORTFOLIO                                        CLASS D
-------------------                -------------------------------------------------------
Selected per share data              2007     2006   2005 /(3)/ 2004 /(3)/   2003   2002 /(3)/
-----------------------            -------  -------  ---------  ---------  -------  ---------
Net Asset Value, Beginning of
  Period                           $  9.95  $  9.85   $ 10.06    $ 10.06   $  9.93   $ 10.01
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                 0.23     0.45      0.40       0.38      0.33      0.50
Net realized and unrealized
  gains (losses)                     (0.20)    0.09     (0.21)        --      0.14      0.08
   Total from Investment
     Operations                       0.03     0.54      0.19       0.38      0.47      0.58
                                   -------  -------   -------    -------   -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income        (0.23)   (0.44)    (0.39)     (0.38)    (0.34)    (0.53)
   From net realized gains              --       --     (0.01)        --        --     (0.13)
       Total Distributions
         Paid                        (0.23)   (0.44)    (0.40)     (0.38)    (0.34)    (0.66)
                                   -------  -------   -------    -------   -------   -------
Net Asset Value, End of Period     $  9.75  $  9.95   $  9.85    $ 10.06   $ 10.06   $  9.93
                                   -------  -------   -------    -------   -------   -------
Total Return /(1)/                    0.26%    5.70%     1.93%      3.84%     4.80%     6.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                        $     1  $     1   $     1    $     1   $     1   $     1
Ratio to average net assets
  of: /(2)/
   Expenses, net of waivers,
     reimbursements and
     credits                          0.75%    0.75%     0.75%      0.75%     0.75%     0.75%
   Expenses, before waivers,
     reimbursements and
     credits                          0.96%    0.96%     0.97%      0.98%     0.98%     1.07%
   Net investment income, net
     of waivers,
     reimbursements and
     credits......................    4.75%    4.42%     3.75%      3.54%     2.88%     4.74%
   Net investment income,
     before waivers,
     reimbursements and
     credits......................    4.54%    4.21%     3.53%      3.31%     2.65%     4.42%
Portfolio Turnover Rate             308.07%  817.80%   339.65%    150.99%   380.92%   257.35%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.


  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   11             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

U.S. TREASURY INDEX PORTFOLIO                             CLASS A
-----------------------------      ----------------------------------------------------
Selected per share data              2007   2006/(3)/   2005     2004     2003     2002
-----------------------            -------  --------  -------  -------  -------  -------
Net Asset Value, Beginning of
  Period                           $ 21.07  $ 20.99   $ 21.27  $ 21.61  $ 21.99  $ 21.90
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                 0.45     0.89      0.80     0.76     0.77     0.94
Net realized and unrealized
  gains (losses)                     (0.43)    0.08     (0.25)   (0.07)    0.06     0.63
   Total from Investment
     Operations                       0.02     0.97      0.55     0.69     0.83     1.57
                                   -------  -------   -------  -------  -------  -------
LESS DISTRIBUTIONS PAID:
   From net investment income        (0.45)   (0.89)    (0.80)   (0.76)   (0.77)   (0.93)
   From net realized gains              --       --     (0.03)   (0.27)   (0.44)   (0.55)
       Total Distributions
         Paid                        (0.45)   (0.89)    (0.83)   (1.03)   (1.21)   (1.48)
                                   -------  -------   -------  -------  -------  -------
Net Asset Value, End of Period     $ 20.64  $ 21.07   $ 20.99  $ 21.27  $ 21.61  $ 21.99
                                   -------  -------   -------  -------  -------  -------
Total Return /(1)/                    0.11%    4.78%     2.60%    3.28%    3.78%    7.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                        $50,788  $47,481   $49,372  $41,638  $63,061  $49,429
Ratio to average net assets
  of: /(2)/
   Expenses, net of waivers,
     reimbursements and
     credits                          0.26%    0.26%     0.26%    0.26%    0.26%    0.26%
   Expenses, before waivers,
     reimbursements and
     credits                          0.58%    0.57%     0.57%    0.56%    0.50%    0.56%
   Net investment income, net
     of waivers,
     reimbursements and
     credits......................    4.38%    4.27%     3.81%    3.47%    3.53%    4.36%
   Net investment income,
     before waivers,
     reimbursements and
     credits......................    4.06%    3.96%     3.50%    3.17%    3.29%    4.06%
Portfolio Turnover Rate              13.29%   39.97%    61.26%   45.64%   65.88%   89.88%

                                                          CLASS C
                                   ----------------------------------------------------
Selected per share data              2007   2006/(3)/   2005     2004     2003     2002
-----------------------            -------  --------  -------  -------  -------  -------
Net Asset Value, Beginning of
  Period                           $ 21.07  $ 20.98   $ 21.26  $ 21.60  $ 21.98  $ 21.89
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                 0.43     0.84      0.75     0.69     0.71     0.89
Net realized and unrealized
  gains (losses)                     (0.43)    0.09     (0.25)   (0.06)    0.06     0.64
   Total from Investment
     Operations                         --     0.93      0.50     0.63     0.77     1.53
                                   -------  -------   -------  -------  -------  -------
LESS DISTRIBUTIONS PAID:
   From net investment income        (0.43)   (0.84)    (0.75)   (0.70)   (0.71)   (0.89)
   From net realized gains              --       --     (0.03)   (0.27)   (0.44)   (0.55)
       Total Distributions
         Paid                        (0.43)   (0.84)    (0.78)   (0.97)   (1.15)   (1.44)
                                   -------  -------   -------  -------  -------  -------
Net Asset Value, End of Period     $ 20.64  $ 21.07   $ 20.98  $ 21.26  $ 21.60  $ 21.98
                                   -------  -------   -------  -------  -------  -------
Total Return /(1)/                    0.04%    4.58%     2.35%    2.97%    3.58%    7.38%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                        $ 1,382  $ 1,191   $ 1,458  $ 1,450  $ 1,938  $ 2,947
Ratio to average net assets
  of: /(2)/
   Expenses, net of waivers,
     reimbursements and
     credits                          0.50%    0.50%     0.50%    0.50%    0.50%    0.50%
   Expenses, before waivers,
     reimbursements and
     credits                          0.82%    0.81%     0.81%    0.80%    0.74%    0.80%
   Net investment income, net
     of waivers,
     reimbursements and
     credits......................    4.14%    4.03%     3.57%    3.23%    3.29%    4.12%
   Net investment income,
     before waivers,
     reimbursements and
     credits......................    3.82%    3.72%     3.26%    2.93%    3.05%    3.82%
Portfolio Turnover Rate              13.29%   39.97%    61.26%   45.64%   65.88%   89.88%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the year ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.


                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             12                   SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,


U.S. TREASURY INDEX PORTFOLIO                           C LASS D
-----------------------------      --------------------------------------------------
Selected per share data              2007   2006/(3)/  2005    2004   2003 /(3)/  2002
-----------------------            ------   --------  ------  ------  ---------  ------
Net Asset Value, Beginning of
  Period                           $20.99    $20.96   $21.24  $21.59   $21.97    $21.88
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                0.40      0.80     0.72    0.65     0.68      0.71
Net realized and unrealized
  gains (losses)                    (0.41)     0.04    (0.25)  (0.06)    0.07      0.78
   Total from Investment
     Operations                     (0.01)     0.84     0.47    0.59     0.75      1.49
                                   ------    ------   ------  ------   ------    ------
LESS DISTRIBUTIONS PAID:
   From net investment income       (0.41)    (0.81)   (0.72)  (0.67)   (0.69)    (0.85)
   From net realized gains             --        --    (0.03)  (0.27)   (0.44)    (0.55)
       Total Distributions
         Paid                       (0.41)    (0.81)   (0.75)  (0.94)   (1.13)    (1.40)
                                   ------    ------   ------  ------   ------    ------
Net Asset Value, End of Period     $20.57    $20.99   $20.96  $21.24   $21.59    $21.97
                                   ------    ------   ------  ------   ------    ------
Total Return /(1)/                  (0.03)%    4.12%    2.20%   2.83%    3.42%     7.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                        $1,035    $  910   $2,087  $2,837   $2,121    $  531
Ratio to average net assets
  of: /(2)/
   Expenses, net of waivers,
     reimbursements and
     credits                         0.65%     0.65%    0.65%   0.65%    0.65%     0.65%
   Expenses, before waivers,
     reimbursements and
     credits                         0.97%     0.96%    0.96%   0.95%    0.89%     0.95%
   Net investment income, net
     of waivers,
     reimbursements and
     credits......................   3.99%     3.88%    3.42%   3.08%    3.14%     3.97%
   Net investment income,
     before waivers,
     reimbursements and
     credits......................   3.67%     3.57%    3.11%   2.78%    2.90%     3.67%
Portfolio Turnover Rate             13.29%    39.97%   61.26%  45.64%   65.88%    89.88%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.


  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   13             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

INTERMEDIATE BOND PORTFOLIO                               CLASS A
---------------------------        ----------------------------------------------------
Selected per share data              2007     2006     2005     2004     2003     2002
-----------------------            -------  -------  -------  -------  -------  -------
Net Asset Value, Beginning of
  Period                           $ 20.07  $ 20.03  $ 20.48  $ 20.53  $ 20.15  $ 19.83
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                 0.51     0.97     0.79     0.73     0.68     0.80
Net realized and unrealized
  gains (losses)                     (0.23)    0.04    (0.45)   (0.05)    0.39     0.33
   Total from Investment
     Operations                       0.28     1.01     0.34     0.68     1.07     1.13
                                   -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS PAID:
   From net investment income        (0.51)   (0.97)   (0.79)   (0.73)   (0.69)   (0.81)
       Total Distributions
         Paid                        (0.51)   (0.97)   (0.79)   (0.73)   (0.69)   (0.81)
                                   -------  -------  -------  -------  -------  -------
Net Asset Value, End of Period     $ 19.84  $ 20.07  $ 20.03  $ 20.48  $ 20.53  $ 20.15
                                   -------  -------  -------  -------  -------  -------
Total Return /(1)/                    1.43%    5.19%    1.66%    3.36%    5.40%    5.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                        $30,851  $31,123  $36,798  $33,215  $45,728  $45,186
Ratio to average net assets
  of: /(2)/
   Expenses, net of waivers,
     reimbursements and
     credits                          0.36%    0.36%    0.36%    0.36%    0.36%    0.36%
   Expenses, before waivers,
     reimbursements and
     credits                          0.80%    0.77%    0.72%    0.70%    0.67%    0.72%
   Net investment income, net
     of waivers,
     reimbursements and
     credits                          5.18%    4.85%    3.91%    3.48%    3.21%    4.05%
   Net investment income,
     before waivers,
     reimbursements and
     credits                          4.74%    4.44%    3.55%    3.14%    2.90%    3.69%
Portfolio Turnover Rate             179.21%  392.92%  297.81%  140.90%  336.00%  250.64%

                                                          CLASS D
                                   ----------------------------------------------------
Selected per share data              2007     2006     2005     2004     2003     2002
-----------------------            -------  -------  -------  -------  -------  -------
Net Asset Value, Beginning of
  Period                           $ 20.06  $ 20.02  $ 20.47  $ 20.52  $ 20.13  $ 19.82
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                 0.48     0.89     0.72     0.65     0.60     0.73
Net realized and unrealized
  gains (losses)                     (0.25)    0.04    (0.46)   (0.05)    0.40     0.32
   Total from Investment
     Operations                       0.23     0.93     0.26     0.60     1.00     1.05
                                   -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS PAID:
   From net investment income        (0.47)   (0.89)   (0.71)   (0.65)   (0.61)   (0.74)
       Total Distributions
         Paid                        (0.47)   (0.89)   (0.71)   (0.65)   (0.61)   (0.74)
                                   -------  -------  -------  -------  -------  -------
Net Asset Value, End of Period     $ 19.82  $ 20.06  $ 20.02  $ 20.47  $ 20.52  $ 20.13
                                   -------  -------  -------  -------  -------  -------
Total Return /(1)/                    1.18%    4.79%    1.27%    3.01%    4.95%    5.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                        $    75  $    80  $   100  $   118  $    96  $    68
Ratio to average net assets
  of: /(2)/
   Expenses, net of waivers,
     reimbursements and
     credits                          0.75%    0.75%    0.75%    0.75%    0.75%    0.75%
   Expenses, before waivers,
     reimbursements and
     credits                          1.19%    1.16%    1.11%    1.09%    1.06%    1.11%
   Net investment income, net
     of waivers,
     reimbursements and
     credits......................    4.79%    4.46%    3.52%    3.09%    2.82%    3.66%
   Net investment income,
     before waivers,
     reimbursements and
     credits......................    4.35%    4.05%    3.16%    2.75%    2.51%    3.30%
Portfolio Turnover Rate             179.21%  392.92%  297.81%  140.90%  336.00%  250.64%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.

See Notes to the Financial Statements.


                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             14                   SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,


SHORT BOND PORTFOLIO /( 1 )/                                                        CLASS A
---------------------------                               ----------------------------------------------------------
Selected per share data                                     2007      2006      2005      2004      2003    2002 /(4)/
-----------------------                                   --------  --------  --------  --------  --------  ---------
Net Asset Value, Beginning of Period                      $  18.33  $  18.24  $  18.68  $  18.82  $  18.62  $  18.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.44      0.81      0.65      0.53      0.52      0.79
Net realized and unrealized gains (losses)                   (0.13)     0.09     (0.44)    (0.14)     0.23     (0.07)
   Total from Investment Operations                           0.31      0.90      0.21      0.39      0.75      0.72
                                                          --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income                                (0.44)    (0.81)    (0.65)    (0.53)    (0.55)    (0.77)
       Total Distributions Paid                              (0.44)    (0.81)    (0.65)    (0.53)    (0.55)    (0.77)
                                                          --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period                            $  18.20  $  18.33  $  18.24  $  18.68  $  18.82  $  18.62
                                                          --------  --------  --------  --------  --------  --------
Total Return /(2)/                                            1.69%     5.05%     1.16%     2.12%     4.01%     3.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $170,779  $174,851  $151,500  $178,519  $165,595  $192,710
Ratio to average net assets of: /(3)/
   Expenses, net of waivers, reimbursements and credits       0.36%     0.36%     0.36%     0.36%     0.36%     0.36%
   Expenses, before waivers, reimbursements and credits       0.57%     0.57%     0.57%     0.56%     0.55%     0.62%
   Net investment income, net of waivers, reimbursements
     and credits.........................................     4.84%     4.49%     3.50%     2.85%     2.75%     4.26%
   Net investment income, before waivers, reimbursements
     and credits.........................................     4.63%     4.28%     3.29%     2.65%     2.56%     4.00%
Portfolio Turnover Rate                                      95.59%   446.57%   271.88%   199.57%   257.17%   184.27%

                                                                                    CLASS D
Selected per share data                                     2007      2006      2005      2004      2003    2002/(4)/
-----------------------                                   --------  --------  --------  --------  --------  ---------
Net Asset Value, Beginning of Period                      $  18.27  $  18.19  $  18.62  $  18.76  $  18.57  $  18.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.41      0.73      0.58      0.45      0.45      0.67
Net realized and unrealized gains (losses)                   (0.14)     0.09     (0.43)    (0.13)     0.22     (0.02)
   Total from Investment Operations                           0.27      0.82      0.15      0.32      0.67      0.65
                                                          --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income                                (0.40)    (0.74)    (0.58)    (0.46)    (0.48)    (0.70)
       Total Distributions Paid                              (0.40)    (0.74)    (0.58)    (0.46)    (0.48)    (0.70)
                                                          --------  --------  --------  --------  --------  --------
Net Asset Value, End of Period                            $  18.14  $  18.27  $  18.19  $  18.62  $  18.76  $  18.57
                                                          --------  --------  --------  --------  --------  --------
Total Return /(2)/                                            1.50%     4.61%     0.82%     1.71%     3.61%     3.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $    274  $    292  $    246  $    285  $     59  $     65
Ratio to average net assets of: /(3)/
   Expenses, net of waivers, reimbursements and credits       0.75%     0.75%     0.75%     0.75%     0.75%     0.75%
   Expenses, before waivers, reimbursements and credits       0.96%     0.96%     0.96%     0.95%     0.94%     1.01%
   Net investment income, net of waivers, reimbursements
     and credits.........................................     4.45%     4.10%     3.11%     2.46%     2.36%     3.87%
   Net investment income, before waivers, reimbursements
     and credits.........................................     4.24%     3.89%     2.90%     2.26%     2.17%     3.61%
Portfolio Turnover Rate                                      95.59%   446.57%   271.88%   199.57%   257.17%   184.27%

--------
(1) Formerly known as the Short-Intermediate Bond Portfolio.
(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) Financial highlights for the year ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.


  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   15             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)    SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                           OR FISCAL YEARS ENDED NOVEMBER 30,



U.S. GOVERNMENT SECURITIES
PORTFOLIO                                                            CLASS A
--------------------------              -----------------------------------------------------------------
Selected per share data                     2007          2006        2005   2004 /(4)/   2003      2002
-----------------------                 -------       -------       -------  ---------  --------  --------
Net Asset Value, Beginning of
  Period                                $ 19.48       $ 19.33       $ 19.78  $  20.24   $  20.60  $  20.55
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                      0.46          0.84          0.64      0.48       0.48      0.75
Net realized and unrealized gains
  (losses)                                (0.24)         0.16         (0.42)    (0.14)      0.10      0.43
   Total from Investment Operations        0.22          1.00          0.22      0.34       0.58      1.18
                                        -------       -------       -------  --------   --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income             (0.46)        (0.85)        (0.67)    (0.50)     (0.55)    (0.80)
   From net realized gains                   --            --            --     (0.30)     (0.39)    (0.33)
       Total Distributions Paid           (0.46)        (0.85)        (0.67)    (0.80)     (0.94)    (1.13)
                                        -------       -------       -------  --------   --------  --------
Net Asset Value, End of Period          $ 19.24       $ 19.48       $ 19.33  $  19.78   $  20.24  $  20.60
                                        -------       -------       -------  --------   --------  --------
Total Return /(1)/                         1.15%         5.31%         1.11%     1.72%      2.92%     5.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of
  period                                $67,041       $69,757       $76,622  $116,558   $121,523  $113,071
Ratio to average net assets of:
  /(2)/
   Expenses, net of waivers,
     reimbursements and credits            0.36%/(3)/    0.36%/(3)/    0.36%     0.36%      0.36%     0.36%
   Expenses, before waivers,
     reimbursements and credits            0.64%         0.63%         0.59%     0.58%      0.56%     0.62%
   Net investment income, net of
     waivers, reimbursements and
     credits...........................    4.76%         4.35%         3.25%     2.39%      2.34%     3.68%
   Net investment income, before
     waivers, reimbursements and
     credits...........................    4.48%         4.08%         3.02%     2.17%      2.14%     3.42%
Portfolio Turnover Rate                  441.20%       841.27%       226.32%   206.62%    250.94%   246.91%

                                                                     CLASS D
                                        -----------------------------------------------------------------
Selected per share data                     2007          2006        2005   2004/ (4)/   2003      2002
-----------------------                 -------       -------       -------  ---------  --------  --------
Net Asset Value, Beginning of
  Period                                $ 19.41       $ 19.26       $ 19.71  $  20.17   $  20.53  $  20.49
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                      0.43          0.81          0.57      0.40       0.40      0.66
Net realized and unrealized gains
  (losses)                                (0.25)         0.11         (0.43)    (0.14)      0.11      0.43
   Total from Investment Operations        0.18          0.92          0.14      0.26       0.51      1.09
                                        -------       -------       -------  --------   --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income             (0.42)        (0.77)        (0.59)    (0.42)     (0.48)    (0.72)
   From net realized gains                   --            --            --     (0.30)     (0.39)    (0.33)
       Total Distributions Paid           (0.42)        (0.77)        (0.59)    (0.72)     (0.87)    (1.05)
                                        -------       -------       -------  --------   --------  --------
Net Asset Value, End of Period          $ 19.17       $ 19.41       $ 19.26  $  19.71   $  20.17  $  20.53
                                        -------       -------       -------  --------   --------  --------
Total Return /(1)/                         0.95%         4.91%         0.71%     1.37%      2.48%     5.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of
  period                                $   203       $   233       $   438  $    717   $  1,646  $  1,502
Ratio to average net assets of:
  /(2)/
   Expenses, net of waivers,
     reimbursements and credits            0.75%/(3)/    0.75%/(3)/    0.75%     0.75%      0.75%     0.75%
   Expenses, before waivers,
     reimbursements and credits            1.03%         1.02%         0.98%     0.97%      0.95%     1.01%
   Net investment income, net of
     waivers, reimbursements and
     credits...........................    4.37%         3.96%         2.86%     2.00%      1.95%     3.29%
   Net investment income, before
     waivers, reimbursements and
     credits...........................    4.09%         3.69%         2.63%     1.78%      1.75%     3.03%
Portfolio Turnover Rate                  441.20%       841.27%       226.32%   206.62%    250.94%   246.91%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) The net expense ratio includes custodian credits of approximately $5,000 and $8,000, which represents 0.01% of average net assets for the period ended May 31, 2007 and for the fiscal year ended November 30, 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4) Financial highlights for the year ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.


                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             16                   SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS

 SCHEDULE OF INVESTMENTS                              MAY 31, 2007 (UNAUDITED)


BOND PORTFOLIO

                                                             PRINCIPAL
                                                              AMOUNT    VA LUE
                                                              (0 00S)  (0 00 S)
                                                             --------- --------
ASSET-BACKED SECURITIES - 16.2%
Commercial Mortgage Services - 16.2%
   Bear Stearns Commercial Mortgage Securities,
     Series 2005-PWR9, Class A2,
     4.74%, 9/11/42                                           $2,090   $ 2,049
   Bear Stearns Commercial Mortgage Securities,
     Series 2006-PW13, Class A4,
     5.54%, 9/11/41                                            2,725     2,703
   Bear Stearns Commercial Mortgage Securities,
     Series 2007-T26, Class A2,
     5.33%, 1/12/45                                            1,490     1,477
   Chase Manhattan Bank-First Union National Bank,
     Series 1999-1, Class A2,
     7.44%, 8/15/31                                            1,953     2,018
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2002-CKN2, Class A3,
     6.13%, 4/15/37                                            2,250     2,303
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2004-C5, Class A2,
     4.18%, 11/15/37                                           2,955     2,873
   Greenwich Capital Commercial Funding Corp.,
     Series 2006-GG7, Class A4,
     6.11%, 7/10/38                                            2,975     3,044
   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2003-C1, Class A1,
     4.28%, 1/12/37                                            1,704     1,659
   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2005-LDP1, Class A2,
     4.63%, 3/15/46                                            1,820     1,784
   LB-UBS Commercial Mortgage Trust,
     Series 2005-C3, Class A2,
     4.55%, 7/15/30                                            2,820     2,758
   LB-UBS Commercial Mortgage Trust,
     Series 2005-C5, Class A2,
     4.89%, 9/15/30                                            2,170     2,141
   LB-UBS Commercial Mortgage Trust,
     Series 2006-C6, Class A4,
     5.37%, 9/15/39                                            2,600     2,547
   Merrill Lynch Mortgage Trust,
     Series 2004-BPC1, Class A2,
     4.07%, 10/12/41                                           1,915     1,860
   Morgan Stanley Capital I,
     Series 2003-IQ6, Class A4,
     4.97%, 12/15/41                                           3,175     3,068
   Morgan Stanley Capital I,
     Series 2006-HQ9, Class A4,
     5.73%, 7/12/44                                            3,505     3,523
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP1, Class A4,
     6.66%, 2/15/33                                            2,675     2,764
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP3, Class A4,
     6.39%, 7/15/33                                            2,290     2,356
                                                                       -------
                                                                        40,927
                                                                       -------
Total Asset-Backed Securities
(Cost $ 41,926)                                                         40,927

CORPORATE BONDS - 19.4%
Aerospace/Defense - 0.5%
   L-3 Communications Corp.,
     7.63%, 6/15/12                                            1,260     1,304
                                                              ------   -------
Apparel - 0.6%
   Levi Strauss & Co.,
     12.25%, 12/15/12                                          1,445     1,571
                                                              ------   -------
Diversified Financial Services - 6.3%
   ANZ Capital Trust, /(1) (2)/
     4.48%, 1/29/49                                            1,325     1,287
   Capital One Capital IV,
     6.75%, 2/17/37 +                                          1,140     1,087
   General Electric Capital Corp.,
     5.88%, 2/15/12                                              195       198
   Goldman Sachs Group, Inc.,
     5.63%, 1/15/17 +                                            825       808
     6.45%, 5/1/36                                             1,060     1,074
   International Lease Finance Corp.,
     5.35%, 3/1/12                                             1,500     1,487
     5.65%, 6/1/14 +                                           1,335     1,329
   Lehman Brothers Holdings
     Capital Trust VII,
     5.86%, 11/29/49 +                                         1,245     1,232
   Lehman Brothers Holdings, Inc.,
     6.00%, 5/3/32                                               865       833

See Notes to the Financial Statements.

  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   17             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS


BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
                                                              (000S)   (000S)
                                                             --------- -------
CORPORATE BONDS - 19.4% - CONTINUED

Diversified Financial Services - 6.3% - (continued)
   Merrill Lynch & Co., Inc.,
     6.11%, 1/29/37 +                                         $1,215   $ 1,177
   Power Receivable Finance LLC,/(1) (2)/
     6.29%, 1/1/12                                             1,078     1,088
   Residential Capital Corp.,
     7.19%, 4/17/09/(1)(2)/                                    1,535     1,529
     6.38%, 12/22/49                                           1,500     1,497
   USB Realty Corp.,/(1) (2)/
     6.09%, 12/22/49 +                                         1,300     1,290
                                                                       -------
                                                                        15,916
                                                                       -------
Electric - 1.9%
   AES Corp.,
     9.50%, 6/1/09 +                                           1,425     1,516
   Oncor Electric,
     7.00%, 9/1/22 +                                           1,105     1,172
   PSEG Energy Holdings LLC,
     10.00%, 10/1/09 +                                         1,820     1,971
                                                                       -------
                                                                         4,659
                                                                       -------
Healthcare - Services - 0.4%
   HCA, Inc.,/(2)/
     9.13%, 11/15/14 +                                           895       971
                                                                       -------
Holding Companies - Diversified - 0.7%
   Capmark Financial Group, Inc.,/(1) (2)/
     6.30%, 5/10/17                                              545       541
   Kansas City Southern Railway,
     9.50%, 10/1/08                                            1,130     1,181
                                                                       -------
                                                                         1,722
                                                                       -------
Insurance - 1.5%
   Allstate (The) Corp.,
     6.50%, 5/15/57 +                                            660       643
   Genworth Financial, Inc.,
     6.15%, 11/15/66                                           1,020       986
   Lincoln National Corp.,
     6.05%, 4/20/67                                              950       923
   Metlife, Inc.,
     6.40%, 12/15/36                                           1,130     1,082
                                                                       -------
                                                                         3,634
                                                                       -------
Machinery - Diversified - 0.5%
   Case New Holland, Inc.,
     9.25%, 8/1/11                                             1,090     1,145
                                                                       -------
Media - 1.2%
   Charter Communications Operating LLC/Charter
     Communications Operating Capital, /(2)/
     8.00%, 4/30/12                                           $1,275   $ 1,337
   Comcast Corp.,
     4.95%, 6/15/16                                              810       757
   Time Warner Cable, Inc., /(1) (2)/
     5.85%, 5/1/17                                             1,000       986
                                                                       -------
                                                                         3,080
                                                                       -------
Oil & Gas - 1.9%
   Apache Corp.,
     6.00%, 1/15/37                                              630       616
   Chesapeake Energy Corp.,
     7.50%, 6/15/14 +                                            890       931
   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13                                               750       801
     6.75%, 5/1/14                                             2,370     2,440
                                                                       -------
                                                                         4,788
                                                                       -------
Oil & Gas Services - 0.4%
   Dresser-Rand Group, Inc.,
     7.38%, 11/1/14                                            1,030     1,048
                                                                       -------
Pipelines - 1.2%
   Consolidated Natural Gas Co.,
     5.00%, 3/1/14                                             1,085     1,043
   Kinder Morgan Energy Partners LP,
     6.00%, 2/1/17 +                                           1,040     1,035
   Williams Cos., Inc.,
     8.13%, 3/15/12 +                                            960     1,045
                                                                       -------
                                                                         3,123
                                                                       -------
Real Estate Investment Trusts - 0.4%
   iStar Financial, Inc.,
     5.88%, 3/15/16 +                                          1,010       981
                                                                       -------
Retail - 0.7%
   CVS Caremark Corp.,
     5.75%, 6/1/17                                               445       439
   Home Depot, Inc.,
     5.88%, 12/16/36                                           1,500     1,405
                                                                       -------
                                                                         1,844
                                                                       -------
Telecommunications - 1.2%
   Embarq Corp.,
     7.08%, 6/1/16                                             1,010     1,029

See Notes to the Financial Statements.

                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             18                   SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT   VALUE
                                                              (000S)   (000S)
                                                             --------- -------
CORPORATE BONDS - 19.4% - CONTINUED
Telecommunications - 1.2% - (continued)
   Sprint Capital Corp.,
       6.90%, 5/1/19                                          $ 1,020  $ 1,030
   Verizon Communications, Inc.,
       5.85%, 9/15/35 +                                         1,125    1,053
                                                              -------  -------
                                                                         3,112
                                                                       -------
Total Corporate Bonds
(Cost $49,257)                                                          48,898

FOREIGN ISSUER BONDS - 5.9%
Banks - 2.6%
   BBVA International Preferred S.A.
       Unipersonal, /(2)/
       5.92%, 12/31/49 +                                        1,280    1,235
   HSBC Holdings PLC,
       6.50%, 5/2/36                                            1,245    1,305
   Lloyds TSB Group PLC, /(2)/
       6.27%, 12/31/49                                          2,530    2,464
   Shinsei Finance Cayman Ltd., /(1) (2)/
       6.42%, 1/29/49                                           1,490    1,481
                                                              -------  -------
                                                                         6,485
                                                                       -------
Diversified Financial Services - 1.5%
   Credit Suisse Guernsey Ltd.,
       5.86%, 5/29/49                                             830      814
   MUFG Capital Finance 1 Ltd.,
       6.35%, 7/29/49 +                                         1,415    1,419
   SMFG Preferred Capital 1 Ltd., /(1) (2)/
       6.08%, 1/29/49 +                                           805      792
   Swiss Re Capital I LP, /(1) (2)/
       6.85%, 5/29/49                                             740      759
                                                              -------  -------
                                                                         3,784
                                                                       -------
Insurance - 1.4%
   Allied World Assurance Holdings Ltd. of Bermuda,
       7.50%, 8/1/16 +                                            845      898
   Catlin Insurance Co. Ltd., /(2)/
       7.25%, 1/19/17                                             970      951
   XL Capital Ltd.,
       6.50%, 4/15/17                                           1,735    1,665
                                                              -------  -------
                                                                         3,514
                                                                       -------
FOREIGN ISSUER BONDS - 5.9% - CONTINUED
Oil & Gas - 0.4%
   Nexen, Inc.,
       6.40%, 5/15/37                                         $   997  $   971
                                                              -------  -------
Total Foreign Issuer Bonds
(Cost $14,916)                                                          14,754
U.S. GOVERNMENT AGENCIES - 427.%/(3)/
Fannie Mae - 22.6%
   Pool #255452,
       5.50%, 10/1/19                                           2,211    2,197
   Pool #535982,
       7.50%, 5/1/31                                              121      126
   Pool #545437,
       7.00%, 2/1/32                                               14       14
   Pool #545757,
       7.00%, 6/1/32                                            2,452    2,555
   Pool #703439,
       5.00%, 6/1/18                                               66       64
   Pool #725424,
       5.50%, 4/1/34                                            8,270    8,097
   Pool #725787,
       5.00%, 9/1/19                                            5,904    5,764
   Pool #785242,
       5.50%, 6/1/19                                              106      105
   Pool #831810,
       6.00%, 9/1/36                                            5,014    5,011
   Pool #869217,
       5.47%, 2/1/36                                            3,441    3,446
   Pool #893082,
       5.85%, 9/1/36                                            2,376    2,394
   Pool TBA, /(4)/
       5.50%, 9/1/08                                            1,009      985
       5.00%, 3/15/13                                           3,391    3,227
       6.00%, 5/1/17                                            6,772    6,842
       6.50%, 6/13/32                                          13,277   13,485
       6.00%, 12/31/49                                          2,775    2,772
                                                              -------  -------
                                                                        57,084
                                                                       -------
Freddie Mac Gold - 19.1%
   Pool #A46279,
       5.00%, 7/1/35                                            7,564    7,210

See Notes to the Financial Statements.


  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   19             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS


BOND PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
                                                         ----------- ---------
U.S. GOVERNMENT AGENCIES - 42.7%(3) - CONTINUED

Freddie Mac Gold - 19.1% - (continued)
   Pool #C00910,
       7.50%, 1/1/30                                     $       756 $     791
   Pool #C02838,
       5.50%, 5/1/37                                           3,294     3,217
   Pool TBA,(4)
       5.50%, 5/23/08                                         14,547    14,202
       6.50%, 5/1/30                                           3,541     3,597
       6.00%, 9/15/32                                         18,568    18,556
       5.00%, 12/31/49                                           615       585
                                                                     ---------
                                                                        48,158
                                                                     ---------
Government National Mortgage Association-1.0%
   Pool #595091,
       6.00%, 10/15/32                                           736       742
   Pool #597572,
       5.50%, 9/15/35                                             47        46
   Pool #627123,
       5.50%, 3/15/34                                          1,546     1,522
   Pool #781688,
       6.00%, 12/15/33                                            69        69
                                                                     ---------
                                                                         2,379
                                                                     ---------
Total U.S. Government Agencies
(Cost $108,855)                                                        107,621

U.S. GOVERNMENT OBLIGATIONS-11.6%
U.S. Treasury Bond-0.1%
       4.50%, 2/15/36 +                                          200       184
                                                         ----------- ---------
U.S. Treasury Inflation Indexed Notes-3.4%
       3.00%, 7/15/12 +                                        2,140     2,505
       2.38%, 1/15/17 +                                        6,130     6,161
                                                                     ---------
                                                                         8,666
                                                                     ---------
U.S. Treasury Notes-8.1%
       4.50%, 4/30/12 +                                        5,102     5,023
       4.50%, 5/15/17 +                                       15,973    15,484
                                                                     ---------
                                                                        20,507
                                                                     ---------
Total U.S. Government Obligations
(Cost $29,775)                                                          29,357

                                                          NUMBER OF    VALUE
                                                           SHARES      (000S)
                                                         ----------- ---------
INVESTMENT COMPANY-16.0%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(5) (6)/                                  40,205,581 $  40,206
                                                         ----------- ---------
Total Investment Company
(Cost $40,206)                                                          40,206

                                                          PRINCIPAL
                                                          AMOUNT (0    VALUE
                                                            00S)       (000S)
                                                         ----------- ---------
SHORT-TERM INVESTMENTS-28.5%
   FHLB Discount Note,
       5.24%, 6/1/07                                     $    34,184    34,184
   Rabobank Nederland, Grand Cayman,
   Eurodollar Time Deposit,
       5.31%, 6/1/07                                          37,786    37,786
                                                         ----------- ---------
Total Short-Term Investments
(Cost $ 71,970)                                                         71,970

Total Investments-140.3%
(Cost $356,905)                                                        353,733
   Liabilities less Other Assets-(40.3)%                              (101,573)
                                                                     ---------
NET ASSETS-100.0%                                                    $ 252,160


See Notes to the Financial Statements.

                                                   NORTHERN INSTITUTIONAL FUNDS
FIXED INCOME PORTFOLIOS                20                     SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

--------
(1) Restricted security that has been deemed illiquid. At May 31, 2007, the value of these restricted illiquid securities amounted to approximately $9,753,000 or 3.9% of net assets. Additional information on each restricted illiquid security is as follows:

                                                        ACQUISTION
                                                            AND     ACQUISITION
                                                        ENFORCEABLE    COST
SECURITY                                                   DATE       (000S)
--------                                                ----------- -----------
ANZ Capital Trust,
4.48%, 1/29/49                                            9/21/06     $1,286
Capmark Financial Group, Inc.,
6.30%, 5/10/17                                            5/30/07        544
Power Receivable Finance LLC,
6.29%, 1/1/12                                             9/30/03      1,078
Residential Capital Corp.,
7.19%, 4/17/09                                            9/29/06      1,542
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                            2/16/06      1,496
SMFG Preferred Capital 1 Ltd.,
6.08%, 1/29/49                                           12/13/06        805
Swiss Re Capital I LP,
6.85%, 5/29/49                                             5/4/06        740
Time Warner Cable, Inc.,
5.85%, 5/1/17                                              4/4/07        998
USB Realty Corp.,
6.09%, 12/22/49                                           1/19/07      1,311
--------
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4) When-Issued Security
(5) Investment in affiliated portfolio
(6) Investment relates to cash collateral received from portfolio securities loaned.
+   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the credit quality distribution (unaudited) for the Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                   %
----------------------                                                 -----
AAA                                                                     74.4%
AA                                                                       4.5
A                                                                        5.5
BBB                                                                      9.3
BB                                                                       3.6
B or Lower                                                               2.7
                                                                       -----
Total                                                                  100.0%
--------
* Standard & Poor's Rating Services

See Notes to the Financial Statements.


NORTHERN INSTITUTIONAL FUNDS
SEMIANNUAL REPORT                       21             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS


CORE BOND PORT FOLIO

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
ASSET-BACKED SECURITIES - 16.6%
Commercial Mortgage Services - 16.6%
   Banc of America Commercial Mortgage, Inc., Series
     2004-5, Class A2,
     4.18%, 11/10/41                                           $1,115   $ 1,087
   Bear Stearns Commercial Mortgage Securities, Series
     2005-PWR9, Class A2,
     4.74%, 9/11/42                                             1,890     1,853
   Bear Stearns Commercial Mortgage Securities, Series
     2006-PW13, Class A4,
     5.54%, 9/11/41                                             1,800     1,785
   Bear Stearns Commercial Mortgage Securities, Series
     2007-T26, Class A2,
     5.33%, 1/25/45                                             1,160     1,150
   Chase Manhattan Bank-First Union National Bank, Series
     1999-1, Class A2,
     7.44%, 8/15/31                                             1,513     1,564
   Commercial Mortgage Asset Trust, Series 1999-C1, Class
     A3,
     6.64%, 1/17/32                                               891       906
   Credit Suisse First Boston Mortgage Securities
     Corp., Series 2002-CKN2, Class A3,
     6.13%, 4/15/37                                             1,680     1,719
   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2004-C5, Class A2,
     4.18%, 11/15/37                                            1,720     1,672
   GMAC Commercial Mortgage Securities, Inc., Series
     2002-C3, Class A2,
     4.93%, 7/10/39                                               640       622
   Greenwich Capital Commercial Funding Corp., Series
     2003-C2, Class A4,
     4.92%, 1/5/36                                              2,735     2,643
   Greenwich Capital Commercial Funding Corp., Series
     2005-GG3, Class A2,
     4.31%, 8/10/42                                               465       453
   Greenwich Capital Commercial Funding Corp., Series
     2006-GG7, Class A4,
     6.11%, 7/10/38                                             1,830     1,873
   JP Morgan Chase Commercial Mortgage Securities
     Corp., Series 2003-C1, Class A1,
     4.28%, 1/12/37                                            $  355   $   346
   JP Morgan Chase Commercial Mortgage Securities
     Corp., Series 2005-LDP1, Class A2,
     4.63%, 3/15/46                                               660       647
   LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class
     A2,
     4.55%, 7/15/30                                             1,707     1,669
   LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class
     A2,
     4.89%, 9/15/30                                             2,095     2,067
   LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class
     A4,
     5.37%, 9/15/39                                             1,800     1,764
   Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class
     A2,
     4.07%, 10/12/41                                              980       952
   Morgan Stanley Capital I, Series 2003-IQ6, Class A4,
     4.97%, 12/15/41                                            2,135     2,063
   Morgan Stanley Capital I, Series 2003-T11, Class A4,
     5.15%, 6/13/41                                             1,800     1,761
   Morgan Stanley Capital I, Series 2006-HQ9, Class A4,
     5.73%, 7/12/44                                             1,945     1,955
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP1,
     Class A4,
     6.66%, 2/15/33                                               480       496
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP3,
     Class A4,
     6.39%, 7/15/33                                             1,890     1,945
                                                               ------   -------
                                                                         32,992
                                                                        -------
Total Asset-Backed Securities
                                                                        -------
(Cost $33,473)                                                           32,992

CORPORATE BONDS - 15.8%
Diversified Financial Services - 7.8%
   American General Finance Corp.,
     5.38%, 10/1/12                                             1,380     1,366
   ANZ Capital Trust, /(1) (2)/
     4.48%, 1/29/49                                               915       889

See Notes to the Financial Statements.

                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             22                   SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 15.8% - CONTINUED
Diversified Financial Services - 7.8% - (continued)
   Capital One Capital IV,
     6.75%, 2/17/37 +                                          $  880   $   839
   Citigroup, Inc.,
     5.00%, 9/15/14                                               980       944
   General Electric Capital Corp.,
     5.88%, 2/15/12                                               272       276
   Goldman Sachs Group, Inc.,
     5.63%, 1/15/17 +                                             765       749
     6.45%, 5/1/36                                              1,150     1,165
   International Lease Finance Corp.,
     5.35%, 3/1/12                                              1,145     1,135
     5.65%, 6/1/14 +                                            1,045     1,040
   Lehman Brothers Holdings Capital Trust V,
     5.86%, 11/29/49 +                                            980       970
   Merrill Lynch & Co., Inc.,
     6.11%, 1/29/37 +                                             925       896
   Morgan Stanley,
     5.75%, 10/18/16 +                                            945       937
   Nelnet, Inc.,
     5.13%, 6/1/10                                                930       903
   Power Receivable Finance LLC,/(1) (2)/
     6.29%, 1/1/12 +                                              235       237
   Residential Capital Corp.,
     6.38%, 6/30/10                                             2,065     2,061
   USB Realty Corp., /(1) (2)/
     6.09%, 12/22/49 +                                          1,000       992
                                                                        -------
                                                                         15,399
                                                                        -------
Electric - 0.6%
   Oncor Electric,
     7.00%, 9/1/22 +                                              870       922
   Public Service Electric & Gas,
     4.00%, 11/1/08                                               250       245
                                                                        -------
                                                                          1,167
                                                                        -------
Holding Companies - Diversified - 0.2%
   Capmark Financial Group, Inc.,/(1) (2)/
     6.30%, 5/10/17                                               430       427
                                                               ------   -------
Insurance - 1.7%
   Allstate (The) Corp.,
     6.50%, 5/15/57 +                                             520       506
   Genworth Financial, Inc.,
     6.15%, 11/15/66                                              800       774
   Lincoln National Corp.,
     6.05%, 4/20/67                                            $1,030   $ 1,001
   Metlife, Inc.,
     6.40%, 12/15/36                                            1,260     1,206
                                                                        -------
                                                                          3,487
                                                                        -------
Media - 0.7%
   Comcast Corp.,
     4.95%, 6/15/16 +                                             615       575
   Time Warner Cable, Inc.,/(1) (2)/
     5.85%, 5/1/17                                                750       739
                                                                        -------
                                                                          1,314
                                                                        -------
Oil & Gas - 1.2%
   Apache Corp.,
     6.00%, 1/15/37                                               485       474
   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13                                                340       363
     6.75%, 5/1/14                                              1,500     1,545
                                                                        -------
                                                                          2,382
                                                                        -------
Pipelines - 0.7%
   Consolidated Natural Gas Co.,
     5.00%, 3/1/14                                                585       562
   Kinder Morgan Energy Partners LP,
     6.00%, 2/1/17                                                800       796
                                                                        -------
                                                                          1,358
                                                                        -------
Real Estate Investment Trusts - 0.5%
   iStar Financial, Inc.,
     5.88%, 3/15/16 +                                           1,025       996
                                                                        -------
Retail - 0.7%
   CVS Caremark Corp.,
     5.75%, 6/1/17                                                350       345
   Home Depot, Inc.,
     5.88%, 12/16/36                                            1,125     1,054
                                                                        -------
                                                                          1,399
                                                                        -------
Telecommunications - 1.7%
   Embarq Corp.,
     7.08%, 6/1/16                                                865       881
   Sprint Capital Corp.,
     6.90%, 5/1/19                                                780       787
   Verizon Communications, Inc.,
     5.85%, 9/15/35 +                                             975       913

See Notes to the Financial Statements.


NORTHERN INSTITUTIONAL FUNDS
SEMIANNUAL REPORT                     23               FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS


CORE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 15.8% - CONTINUED
Telecommunications - 1.7% - (continued)
   Verizon New Jersey, Inc.,
     5.88%, 1/17/12                                            $  510   $   514
   Verizon of New England, Inc.,
     6.50%, 9/15/11                                               260       268
                                                                        -------
                                                                          3,363
                                                                        -------
Total Corporate Bonds
                                                                        -------
(Cost $31,778)                                                           31,292

FOREIGN ISSUER BONDS - 6.3%
Banks - 2.6%
   BBVA International Preferred S.A. Unipersonal, /(1) (2)/
     5.92%, 12/31/49 +                                          1,000       964
   HSBC Holdings PLC,
     6.50%, 5/2/36 +                                              970     1,017
   Lloyds TSB Group PLC, /(1) (2)/
     6.27%, 12/31/49                                            1,975     1,924
   Shinsei Finance Cayman Ltd., /(1) (2)/
     6.42%, 1/29/49 +                                           1,220     1,213
                                                                        -------
                                                                          5,118
                                                                        -------
Diversified Financial Services - 1.5%
   Credit Suisse Guernsey Ltd.,
     5.86%, 5/29/49                                               655       642
   MUFG Capital Finance 1 Ltd.,
     6.35%, 7/29/49 +                                           1,090     1,093
   SMFG Preferred Capital 1 Ltd., /(1) (2)/
     6.08%, 1/29/49 +                                             605       595
   Swiss Re Capital I LP, /(1) (2)/
     6.85%, 5/29/49 +                                             565       580
                                                                        -------
                                                                          2,910
                                                                        -------
Insurance - 1.5%
   Allied World Assurance Holdings Ltd. of Bermuda,
     7.50%, 8/1/16 +                                              825       877
   Catlin Insurance Co. Ltd., /(2)/
     7.25%, 1/19/17                                               815       799
   XL Capital Ltd.,
     6.50%, 12/31/49                                            1,345     1,291
                                                                        -------
                                                                          2,967
                                                                        -------
Oil & Gas - 0.4%
   Nexen, Inc.,
     6.40%, 5/15/37                                            $  784   $   763
                                                               ------   -------
Telecommunications - 0.3%
   Telefonos de Mexico S.A. de CV,
     4.75%, 1/27/10                                               685       672
                                                                        -------
Total Foreign Issuer Bonds
                                                                        -------
(Cost $12,611)                                                           12,430

U.S. GOVERNMENT AGENCIES - 42.9%/(3)/
Fannie Mae - 29.0%
   Pool #255452,
     5.50%, 10/1/19                                             1,299     1,291
   Pool #255934,
     6.00%, 11/1/35                                               429       429
   Pool #535714,
     7.50%, 1/1/31                                                 59        61
   Pool #545757,
     7.00%, 6/1/32                                                475       495
   Pool #555599,
     7.00%, 4/1/33                                                143       148
   Pool #651897,
     7.00%, 8/1/32                                                278       289
   Pool #656035,
     7.50%, 9/1/32                                                 64        67
   Pool #703439,
     5.00%, 6/1/18                                              1,029     1,007
   Pool #712130,
     7.00%, 6/1/33                                                 73        76
   Pool #725424,
     5.50%, 4/1/34                                              4,678     4,580
   Pool #725787,
     5.00%, 9/1/19                                              2,119     2,069
   Pool #733868,
     6.00%, 12/1/32                                               597       600
   Pool #735931,
     5.00%, 10/1/20                                               349       340
   Pool #794338,
     6.00%, 9/1/34                                              1,060     1,062
   Pool #796371,
     5.00%, 10/1/19                                               255       249
   Pool #797773,
     5.00%, 3/1/20                                                191       187

See Notes to the Financial Statements.

                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             24                   SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
                                                      ----------- -------
      U.S. GOVERNMENT AGENCIES - 42.9%/(3)/
      Fannie Mae - 29.0% - (continued)
         Pool #814782,
           7.00%, 4/1/35                              $        39 $    40
         Pool #831810,
           6.00%, 9/1/36                                    4,118   4,115
         Pool #839291,
           5.00%, 9/1/20                                      141     137
         Pool #869217,
           5.47%, 2/1/36                                    2,987   2,991
         Pool #869801,
           5.50%, 4/1/21                                      485     481
         Pool #893082,
           5.85%, 9/1/36                                    1,853   1,867
         Pool TBA, /(4)/
           5.50%, 9/1/08                                   11,682  11,405
           5.00%, 3/15/13                                   1,535   1,461
           6.00%, 5/1/20                                    5,143   5,196
           6.50%, 6/13/32                                  11,055  11,228
           6.00%, 12/31/49                                  5,500   5,493
                                                                  -------
                                                                   57,364
                                                                  -------
      Freddie Mac Gold - 13.4%
         Pool #A41893,
           5.00%, 1/1/36                                    7,379   7,034
         Pool #A46279,
           5.00%, 7/1/35                                      219     209
         Pool #C02838,
           5.50%, 5/1/37                                    2,606   2,545
         Pool #G01186,
           7.50%, 2/1/31                                       13      13
         Pool TBA, /(4)/
           5.50%, 5/23/09                                   2,925   2,856
           6.50%, 5/1/30                                    4,518   4,590
           6.00%, 9/15/32                                   9,381   9,375
                                                                  -------
                                                                   26,622
                                                                  -------
      Government National Mortgage Association - 0.5%
         Pool #595091,
           6.00%, 10/15/32                                    364     367
         Pool #604183,
           5.50%, 4/15/33                                      64      63
         Pool #627123,
           5.50%, 3/15/34                                     569     560
         Pool #633627,
           5.50%, 9/15/34                             $        75 $    74
                                                                  -------
                                                                    1,064
                                                                  -------
      Total U.S. Government Agencies
      (Cost $85,981)                                               85,050
                                                                  -------

      U.S. GOVERNMENT OBLIGATIONS - 11.6%
      U.S. Treasury Bond - 0.5%
           4.50%, 2/15/36 +                                 1,005     925
                                                                  -------
      U.S. Treasury Inflation Indexed Notes - 3.9%
           3.00%, 7/15/12 +                                 1,670   1,955
           2.38%, 1/15/17 +                                 5,765   5,794
                                                                  -------
                                                                    7,749
                                                                  -------
      U.S. Treasury Notes - 7.2%
           4.50%, 4/30/12 +                                 8,777   8,641
           4.50%, 5/15/17 +                                 5,940   5,758
                                                                  -------
                                                                   14,399
                                                                  -------
      Total U.S. Government Obligations
      (Cost $23,467)                                               23,073

                                                       NUMBER OF  VALUE
                                                        SHARES    (000S)
                                                      ----------- -------
      INVESTMENT COMPANY - 16.4%
         Northern Institutional Funds -
           Liquid Assets Portfolio /(5) (6)/           32,603,935  32,604
      Total Investment Company
                                                                  -------
      (Cost $32,604)                                               32,604

See Notes to the Financial Statements.


  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   25             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2007 (UNAUDITED)



CORE BOND PORTFOLIO (continued)

                                                            PRINCIPAL
                                                             AMOUNT    VALUE
                                                             (000S)    (000S)
                                                            --------- --------
SHORT-TERM INVESTMENTS - 32.0%
   FHLB Discount Note,
     5.24%, 6/1/07                                           $33,606  $ 33,606
   Rabobank Nederland, Grand Cayman, Eurodollar Time
     Deposit,
     5.31%, 6/1/07                                            29,753    29,753
                                                             -------  --------
Total Short-Term Investments                                            63,359
(Cost $63,359)

Total Investments - 141.6%
(Cost $283,273)                                                        280,800
   Liabilities less Other Assets - (41.6)%                             (82,553)
                                                                      --------
NET ASSETS - 100.0%                                                   $198,247
--------
(1) Restricted security that has been deemed illiquid. At May 31, 2007, the value of these restricted illiquid securities amounted to approximately $8,560,000 or 4.3% of net assets. Additional information on each restricted illiquid security is as follows:

                                                     ACQUISTION
                                                         AND
                                                     ENFORCEABLE    ACQUISITION
SECURITY                                                DATE        COST (000S)
--------                                           ---------------- -----------
ANZ Capital Trust,
4.48%, 1/29/49                                         9/21/06        $  888
BBV International Preferred S.A. Unipersonal,
5.92%, 12/31/49                                        3/22/07         1,000
Capmark Financial Group, Inc.,
6.30%, 5/10/17                                          5/3/07           429
Lloyds TSB Group PLC,
6.27%, 12/31/49                                    11/06/06-1/26/07    1,974
Power Receivable Finance LLC,
6.29%, 1/1/12                                          9/30/03           235
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                         2/16/06         1,227
SMFG Preferred Capital 1 Ltd.,
6.08%, 1/29/49                                         12/14/06          605
Swiss Re Capital I LP.,
6.85%, 5/29/49                                          5/4/06           565
Time Warner Cable, Inc.,
5.85%, 5/1/17                                           4/4/07           748
USB Realty Corp.,
6.09%, 12/22/49                                        1/19/07         1,008
--------
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4) When-Issued Security
(5) Investment in affiliated portfolio
(6) Investment relates to cash collateral received from portfolio securities loaned.
+   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the credit quality distribution (unaudited) for the Core Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                     %
----------------------                                                   -----
AAA                                                                       77.8%
AA                                                                         5.4
A                                                                          7.0
BBB                                                                        9.8
                                                                         -----
Total                                                                    100.0%

See Notes to the Financial Statements.

                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             26                   SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2007 (UNAUDITED)


U.S. TREASURY INDEX PORTFOLIO

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
U.S. GOVERNMENT OBLIGATIONS - 98.4%
U.S. Treasury Bonds - 25.5%
   12.50%, 8/15/14                                        $     1,000 $  1,156
   7.25%, 5/15/16                                               1,500    1,752
   9.00%, 11/15/18                                                700      942
   8.13%, 8/15/19 +                                             1,300    1,664
   8.75%, 8/15/20 +                                             1,000    1,352
   8.00%, 11/15/21 +                                            1,100    1,425
   6.25%, 8/15/23 +                                             1,150    1,293
   6.50%, 11/15/26 +                                            1,000    1,171
   6.13%, 11/15/27 +                                            1,000    1,130
   5.25%, 2/15/29 +                                             1,100    1,124
   6.25%, 5/15/30 +                                               500      580
                                                                      --------
                                                                        13,589
                                                                      --------
U.S. Treasury Notes - 72.9%
   5.00%, 7/31/08                                               1,000    1,000
   3.13%, 9/15/08 +                                             1,000      977
   3.13%, 10/15/08 +                                            2,300    2,243
   4.75%, 11/15/08                                              1,700    1,694
   3.00%, 2/15/09                                               1,600    1,549
   4.75%, 2/28/09                                               1,000      997
   3.88%, 5/15/09                                               1,000      981
   4.88%, 5/31/09                                               1,000      999
   3.63%, 7/15/09 +                                             1,000      974
   3.38%, 10/15/09                                              1,700    1,643
   3.50%, 2/15/10                                               1,100    1,062
   4.75%, 2/15/10                                               2,000    1,993
   6.50%, 2/15/10 +                                               900      936
   3.88%, 5/15/10                                               1,600    1,557
   5.75%, 8/15/10 +                                             1,100    1,129
   5.00%, 2/15/11 +                                             1,900    1,912
   4.88%, 5/31/11 +                                             1,700    1,702
   4.63%, 10/31/11 +                                            1,200    1,189
   4.63%, 2/29/12 +                                             1,000      990
   4.50%, 3/31/12 +                                             1,000      984
   4.50%, 4/30/12 +                                             1,000      984
   4.00%, 11/15/12 +                                              250      240
   3.63%, 5/15/13                                               1,500    1,406
   4.25%, 8/15/13 +                                             1,500    1,454
   4.25%, 11/15/13 +                                            1,000      968
   4.75%, 5/15/14 +                                             1,150    1,142
   4.00%, 2/15/15 +                                             1,650    1,556
   4.50%, 11/15/15 +                                            1,250    1,216
   4.63%, 2/15/17 +                                             1,900    1,859
   4.50%, 5/15/17                                         $     1,500 $  1,454
                                                                      --------
                                                                        38,790
                                                                      --------
Total U.S. Government Obligations
(Cost $53,138)                                                          52,379

                                                           NUMBER OF   VALUE
                                                            SHARES     (000S)
                                                          ----------- --------
INVESTMENT COMPANY - 21.9%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(1) (2)/                                   11,630,177   11,630
                                                                      --------

Total Investment Company
(Cost $11,630)                                                          11,630
                                                                      --------

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
SHORT-TERM INVESTMENT - 1.6%
   FHLB Discount Note,
       5.24%, 6/1/07                                      $       831      831
Total Short-Term Investment
(Cost $831)                                                                831
                                                                      --------
Total Investments - 121.9%
(Cost $65,599)                                                          64,840

   Liabilities less Other Assets - (21.9)%                             (11,635)
                                                                      --------
NET ASSETS - 100.0%                                                   $ 53,205
--------
(1)Investment in affiliated portfolio
(2)Investment relates to cash collateral received from portfolio securities loaned.

+  Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the credit quality distribution (unaudited) for the U.S. Treasury Index Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                     %
----------------------                                                   -----
AAA                                                                      100.0%
                                                                         -----
Total                                                                    100.0%
--------
*  Standard & Poor's Rating Services

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS
SEMIANNUAL REPORT                       27             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS


INTERMEDIATE BOND PORTFOLIO

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- ------
 ASSET-BACKED SECURITIES - 25.5%
 Automobile - 3.6%
    Daimler Chrysler Auto Trust,
      Series 2005-A, Class A4,
      3.74%, 2/8/10                                             $375    $  370
    Nissan Auto Receivables Owner Trust,
      Series 2005-A, Class A4,
      3.82%, 7/15/10                                             385       379
    USAA Auto Owner Trust,
      Series 2005-4, Class A4,
      4.89%, 8/15/12                                             380       377
                                                                        ------
                                                                         1,126
                                                                        ------
 Commercial Mortgage Services - 20.5%
    Banc of America Commercial Mortgage, Inc.,
      Series 2004-5, Class A2,
      4.18%, 11/10/41                                            255       249
    Bear Stearns Commercial Mortgage Securities,
      Series 2003-PWR2, Class A4,
      5.19%, 5/11/39                                             390       382
    Bear Stearns Commercial Mortgage Securities,
      Series 2007-T26, Class A2,
      5.33%, 1/25/45                                             190       188
    Chase Manhattan Bank-First Union National Bank,
      Series 1999-1, Class A2,
      7.44%, 8/15/31                                             493       510
    Commercial Mortgage Acceptance Corp.,
      Series 1999-C1, Class A2,
      7.03%, 6/15/31                                             271       277
    Commercial Mortgage Asset Trust,
      Series 1999-C1, Class A3,
      6.64%, 9/17/10                                             470       478
    Credit Suisse First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                             120       123
    Credit Suisse First Boston Mortgage Securities Corp.,
      Series 2004-C5, Class A2,
      4.18%, 11/15/37                                            300       292
    DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                            287       289
    DLJ Commercial Mortgage Corp.,
      Series 1999-CG1, Class A1B,
      6.46%, 3/10/32                                             147       149
    First Union National Bank Commercial Mortgage,
      Series 2002-C1, Class A2,
      6.14%, 2/12/34                                             390       400
    Greenwich Capital Commercial Funding Corp.,
      Series 2003-C2, Class A4,
      4.92%, 1/5/36                                              390       377
    Greenwich Capital Commercial Funding Corp.,
      Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                             115       112
    JPMorgan Chase Commercial Mortgage Securities Corp.,
      Series 2003-C1, Class A1,
      4.28%, 1/12/37                                             136       133
    JPMorgan Chase Commercial Mortgage Securities Corp.,
      Series 2005-LDP1, Class A2,
      4.63%, 3/15/46                                             195       191
    LB Commercial Conduit Mortgage Trust,
      Series 1998-C1, Class A3,
      6.48%, 2/18/30                                             215       215
    LB-UBS Commercial Mortgage Trust,
      Series 2001-C3, Class A2,
      6.37%, 12/15/28                                            390       402
    LB-UBS Commercial Mortgage Trust,
      Series 2005-C3, Class A2,
      4.55%, 7/15/30                                             298       291
    LB-UBS Commercial Mortgage Trust,
      Series 2005-C5, Class A2,
      4.89%, 9/15/30                                             370       365
    Merrill Lynch Mortgage Trust,
      Series 2004-BPC1, Class A2,
      4.07%, 10/12/41                                            265       257
    Morgan Stanley Capital I,
      Series 2003-IQ6, Class A4,
      4.97%, 12/15/41                                            315       304
    Morgan Stanley Capital I,
      Series 2003-T11, Class A4,
      5.15%, 6/13/41                                             215       210
    Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                             125       129
                                                                        ------
                                                                         6,323
                                                                        ------
 Credit Card - 1.4%
    Citibank Credit Card Issuance Trust,
      Series 2003-A3, Class A3,
      3.10%, 3/10/10                                             245       241

See Notes to the Financial Statements.

                                                  NORTHERN INSTITUTIONAL FUNDS
FIXED INCOME PORTFOLIOS               28                     SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- ------
ASSET-BACKED SECURITIES - 25.5% - CONTINUED
Credit Card - 1.4% - (continued)
   MBNA Credit Card Master Note Trust, Series 2003-A6,
     Class A6,
     2.75%, 10/15/10                                            $200    $  195
                                                                        ------
                                                                           436
                                                                        ------
Total Asset-Backed Securities
(Cost $ 8,097)                                                           7,885

CORPORATE BONDS - 26.5%
Aerospace/Defense - 0.5%
   L-3 Communications Corp.,
     7.63%, 6/15/12                                              150       155
                                                                        ------
Apparel - 0.5%
   Levi Strauss & Co.,
     12.25%, 12/15/12                                            155       169
                                                                        ------
Diversified Financial Services - 12.1%
   AES (The) Corp.,
     9.50%, 6/1/09 +                                             200       213
   American General Finance Corp.,
     5.38%, 10/1/12 +                                            235       233
   ANZ Capital Trust, /(1) (2)/
     4.48%, 1/29/49                                              150       146
   Citigroup, Inc.,
     5.00%, 9/15/14                                              175       169
   General Electric Capital Corp.,
     5.88%, 2/15/12                                              414       421
   Goldman Sachs Group, Inc.,
     5.63%, 1/15/17                                              125       122
   HSBC Finance Corp.,
     5.25%, 1/15/14 +                                            270       263
   International Lease Finance Corp.,
     5.35%, 3/1/12                                               245       243
     5.65%, 6/1/14 +                                             260       259
   JPMorgan Chase & Co.,
     5.75%, 1/2/13                                               300       302
   Lehman Brothers Holdings Capital Trust V,
     5.86%, 11/29/49 +                                           160       158
   Merrill Lynch & Co., Inc.,
     5.70%, 5/2/17                                               165       162
   Morgan Stanley,
     5.63%, 1/9/12 +                                             300       301
   Power Receivable Finance LLC, /(1)(2)/
     6.29%, 1/1/12 +                                            $ 62    $   63
   Residential Capital Corp.,
     7.19%, 4/17/09 /(1) (2)/                                    190       189
     6.38%, 6/30/10                                              290       289
   USB Realty Corp., /(1) (2)/
     6.09%, 12/22/49 +                                           200       198
                                                                        ------
                                                                         3,731
                                                                        ------
Electric - 1.0%
   PSEG Energy Holdings LLC,
     10.00%, 10/1/09 +                                           195       211
   Public Service Electric & Gas,
     4.00%, 11/1/08                                               95        93
                                                                        ------
                                                                           304
                                                                        ------
Healthcare - Services - 1.0%
   HCA, Inc., /(2)/
     9.13%, 11/15/14 +                                           110       120
   UnitedHealth Group, Inc.,
     4.88%, 3/15/15                                              185       175
                                                                        ------
                                                                           295
                                                                        ------
Holding Companies - Diversified - 0.7%
   Capmark Financial Group, Inc., /(1) (2)/
     6.30%, 5/10/17                                               70        70
   Kansas City Southern Railway,
     9.50%, 10/1/08                                              140       146
                                                                        ------
                                                                           216
                                                                        ------
Insurance - 1.3%
   Genworth Financial, Inc.,
     6.15%, 11/15/66                                             130       125
   Lincoln National Corp.,
     6.05%, 4/20/67                                              115       112
   Protective Life Secured Trust,
     4.85%, 8/16/10                                              165       164
                                                                        ------
                                                                           401
                                                                        ------
Machinery - Diversified - 0.4%
   Case New Holland, Inc.,
     9.25%, 8/1/11                                               115       121

See Notes to the Financial Statements.


  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   29             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO (continued)

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
                                                                (000S)   (000S)
                                                               --------- ------
CORPORATE BONDS - 26.5% - CONTINUED
Media - 2.1%
   Charter Communications Operating LLC/Charter
     Communications Operating Capital, /(2)/
     8.00%, 4/30/12                                              $155    $  163
   Comcast Corp.,
     4.95%, 6/15/16 +                                             165       154
   Time Warner Cable, Inc., /(1) (2)/
     5.85%, 5/1/17                                                125       123
   Time Warner, Inc.,
     5.88%, 11/15/16                                              215       212
                                                                         ------
                                                                            652
                                                                         ------
Oil & Gas - 2.8%
   Chesapeake Energy Corp.,
     7.50%, 6/15/14 +                                             110       115
   Devon Financing Corp. ULC,
     6.88%, 9/30/11                                               125       131
   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13                                                 75        80
     6.75%, 5/1/14                                                330       340
   XTO Energy, Inc.,
     5.30%, 6/30/15 +                                             215       208
                                                                         ------
                                                                            874
                                                                         ------
Oil & Gas Services - 0.4%
   Dresser-Rand Group, Inc.,
     7.38%, 11/1/14                                               130       132
                                                                         ------
Pipelines - 1.7%
   Consolidated Natural Gas Co.,
     5.00%, 3/1/14                                                275       265
   Kinder Morgan Energy Partners LP,
     6.00%, 2/1/17                                                125       124
   Williams Cos., Inc.,
     8.13%, 3/15/12 +                                             115       125
                                                                         ------
                                                                            514
                                                                         ------
Real Estate Investment Trusts - 0.3%
   iStar Financial, Inc.,
     5.88%, 3/15/16 +                                             105       102
                                                                         ------
Retail - 0.2%
   CVS Caremark Corp.,
     5.75%, 6/1/17                                                 55        54
                                                                         ------
Telecommunications - 1.5%
   Embarq Corp.,
     7.08%, 6/1/16                                                130       133
   Sprint Capital Corp.,
     6.90%, 5/1/19                                               $125    $  126
   Verizon New Jersey, Inc.,
     5.88%, 1/17/12                                               150       151
   Verizon of New England, Inc.,
     6.50%, 9/15/11                                                65        67
                                                                         ------
                                                                            477
                                                                         ------
Total Corporate Bonds
(Cost $8,263)                                                             8,197

FOREIGN ISSUER BONDS - 5.9%
Banks - 2.4%
   BBVA International Preferred S.A.
     Unipersonal, /(1) (2)/
     5.92%, 12/31/49 +                                            160       154
   Lloyds TSB Group PLC, /(1) (2)/
     6.27%, 12/31/49                                              315       307
   Shinsei Finance Cayman Ltd., /(1) (2)/
     6.42%, 1/29/49                                               275       274
                                                                         ------
                                                                            735
                                                                         ------
Diversified Financial Services - 1.5%
   Credit Suisse Guernsey Ltd.,
     5.86%, 5/29/49                                               105       103
   MUFG Capital Finance 1 Ltd.,
     6.35%, 7/29/49 +                                             175       176
   SMFG Preferred Capital 1 Ltd., /(1) (2)/
     6.08%, 1/29/49 +                                             100        98
   Swiss Re Capital I LP, /(1) (2)/
     6.85%, 5/29/49 +                                              90        92
                                                                         ------
                                                                            469
                                                                         ------
Insurance - 1.4%
   Allied World Assurance Holdings
   Ltd. of Bermuda,
     7.50%, 8/1/16 +                                              100       106
   Catlin Insurance Co. Ltd., /(2)/
     7.25%, 12/31/49                                              120       118
   XL Capital Ltd.,
     6.50%, 12/31/49                                              215       206
                                                                         ------
                                                                            430
                                                                         ------

See Notes to the Financial Statements.

                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             30                   SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
                                                            ---------- -------
FOREIGN ISSUER BONDS - 5.9% - CONTINUED
Telecommunications - 0.6%
   Telefonos de Mexico S.A. de CV,
     4.75%, 1/27/10                                         $      210 $   206
                                                                       -------
Total Foreign Issuer Bonds
(Cost $1,863)                                                            1,840

U.S. GOVERNMENT AGENCIES - 31.2%/(3)/
Fannie Mae - 6.4%
   Pool TBA, /(4)/
     5.00%, 3/15/13                                                965     918
     6.00%, 12/31/49                                             1,070   1,069
                                                                       -------
                                                                         1,987
                                                                       -------
Federal Home Loan Bank - 5.0%
     5.00%, 10/16/09                                             1,555   1,547
Freddie Mac - 10.8%
     5.25%, 2/24/11                                                975     970
     5.25%, 10/6/11                                              2,365   2,349
                                                                       -------
                                                                         3,319
                                                                       -------
Freddie Mac Gold - 9.0%
   Pool TBA, /(4)/
     5.50%, 5/23/09                                              1,265   1,235
     6.00%, 9/15/32                                              1,555   1,554
                                                                       -------
                                                                         2,789
                                                                       -------
Total U.S. Government Agencies
(Cost $9,739)                                                            9,642

U.S. GOVERNMENT OBLIGATIONS - 6.7%
U.S. Treasury Inflation Indexed Notes - 4.0%
     3.00%, 7/15/12 +                                              265     310
     2.38%, 1/15/17 +                                              920     925
                                                                       -------
                                                                         1,235
                                                                       -------
U.S. Treasury Notes - 2.7%
     4.50%, 4/30/12 +                                              245     241
     4.50%, 5/15/17 +                                              616     597
                                                                       -------
                                                                           838
                                                                       -------
Total U.S. Government Obligations
(Cost $2,114)                                                            2,073

INVESTMENT COMPANY - 13.4%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(5) (6)/                                     4,138,562 $ 4,139
                                                                       -------
Total Investment Company
(Cost $4,139)                                                            4,139

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
                                                            ---------- -------
SHORT-TERM INVESTMENTS - 17.8%
   FHLB Discount Note,
     5.24%, 6/1/07                                          $      871     871
   Rabobank Nederland, Grand Cayman, Eurodollar Time
     Deposit,
     5.31%, 6/1/07                                               4,638   4,638
                                                            ---------- -------
Total Short-Term Investments
(Cost $ 5,509)                                                           5,509

Total Investments - 127.0%
(Cost $39,724)                                                          39,285

   Liabilities less Other Assets - (27.0)%                              (8,359)
                                                                       -------
NET ASSETS - 100.0%                                                    $30,926

See Notes to the Financial Statements.


  NORTHERN INSTITUTIONAL FUNDS
  SEMIANNUAL REPORT                   31             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2007 (UNAUDITED)

INTERMEDIATE BOND PORTFOLIO (continued)

(1) Restricted security that has been deemed illiquid. At May 31, 2007, the value of these restricted illiquid securities amounted to approximately $1,714,000 or 5.5% of net assets. Additional information on each restricted illiquid security is as follows:

                                                      ACQUISTION
                                                          AND
                                                      ENFORCEABLE   ACQUISITION
SECURITY                                                 DATE       COST (000S)
--------                                            --------------- -----------
ANZ Capital Trust,
4.48%, 1/29/49                                          9/21/06        $146
BBVA International Preferred S.A.
Unipersonal,
5.92%, 12/31/49                                         3/22/07         160
Capmark Financial Group, Inc.,
6.30%, 5/10/17                                          5/3/07           70
Lloyds TSB Group PLC,
6.27%, 12/31/49                                     11/6/06-1/26/07     314
Power Receivable Finance LLC,
6.29%, 1/1/12                                       9/30/03-7/22/05      62
Residential Capital Corp.,
7.19%, 4/17/09                                          9/29/06         191
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                          2/16/06         277
SMFG Preferred Capital 1 Ltd.,
6.08%, 1/29/49                                         12/13/06         100
Swiss Re Capital I LP,
6.85%, 5/29/49                                          5/4/06           90
Time Warner Cable, Inc.,
5.85%, 5/1/17                                           4/4/07          125
USB Realty Corp.,
6.09%, 12/22/49                                         1/19/07         202
--------
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4) When-Issued Security
(5) Investment in affiliated portfolio
(6) Investment relates to cash collateral received from portfolio securities loaned.
+   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the credit quality distribution (unaudited) for the Intermediate Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                     %
----------------------                                                   -----
AAA                                                                       68.5%
AA                                                                         7.9
A                                                                          7.1
BBB                                                                       10.4
BB                                                                         3.4
B or Lower                                                                 2.7
                                                                         -----
Total                                                                    100.0%
--------
*   Standard & Poor's Rating Services

See Notes to the Financial Statements.

                                                NORTHERN INSTITUTIONAL FUNDS
  FIXED INCOME PORTFOLIOS             32                   SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2007 (UNAUDITED)


SHORT BOND PORTFOLIO

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
 ASSET-BACKED SECURITIES - 31.3%
 Automobile - 11.5%
    AmeriCredit Automobile Receivables Trust,
      Series 2007-AX, Class A3,
      5.19%, 11/6/11                                           $2,500   $ 2,492
    Capital Auto Receivables Asset Trust,
      Series 2006-2, Class A3A,
      4.98%, 5/15/11                                            2,500     2,487
    Capital One Auto Finance Trust,
      Series 2006-A, Class A3,
      5.33%, 11/15/10                                           2,183     2,181
    Daimler Chrysler Auto Trust,
      Series 2005-A, Class A4,
      3.74%, 2/8/10                                             1,550     1,531
    Daimler Chrysler Auto Trust,
      Series 2006-C, Class A4,
      4.98%, 11/8/11                                            2,000     1,986
    Ford Credit Auto Owner Trust,
      Series 2006-B, Class A3,
      5.26%, 10/15/10                                           1,950     1,946
    Honda Auto Receivables Owner Trust,
      Series 2006-3, Class A3,
      5.12%, 10/15/10                                           3,020     3,008
    Nissan Auto Receivables Owner Trust,
      Series 2005-A, Class A4,
      3.82%, 7/15/10                                            1,570     1,546
    Nissan Auto Receivables Owner Trust,
      Series 2007-A, Class A3,
      5.10%, 11/15/10                                           1,000       997
    USAA Auto Owner Trust,
      Series 2005-4, Class A4,
      4.89%, 8/15/12                                            1,555     1,543
                                                                        -------
                                                                         19,717
                                                                        -------
 Commercial Mortgage Services - 16.2%
    Banc of America Commercial Mortgage, Inc.,
      Series 2000-2, Class A2,
      7.20%, 9/15/32                                            2,500     2,601
    Bear Stearns Commercial Mortgage Securities,
      Series 2005-PWR9, Class A2,
      4.74%, 9/11/42                                            1,375     1,348
    Chase Manhattan Bank-First Union National Bank,
      Series 1999-1, Class A2,
      7.44%, 8/15/31                                            2,441     2,523
    Commercial Mortgage Acceptance Corp.,
      Series 1999-C1, Class A2,
      7.03%, 6/15/31                                            1,076     1,099
    Commercial Mortgage Asset Trust,
      Series 1999-C1, Class A3,
      6.64%, 9/17/10                                            2,228     2,264
    Credit Suisse First Boston Mortgage Securities Corp.,
      Series 2004-C5, Class A2,
      4.18%, 11/15/37                                           1,505     1,463
    DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                           1,036     1,042
    DLJ Commercial Mortgage Corp.,
      Series 1999-CG1, Class A1B,
      6.46%, 3/10/32                                            2,516     2,547
    Greenwich Capital Commercial Funding Corp.,
      Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                              475       463
    JPMorgan Chase Commercial Mortgage Securities Corp.,
      Series 2003-C1, Class A1,
      4.28%, 1/12/37                                              502       489
    JPMorgan Chase Commercial Mortgage Securities Corp.,
      Series 2005-LDP1, Class A2,
      4.63%, 3/15/46                                            2,580     2,529
    LB Commercial Conduit Mortgage Trust,
      Series 1998-C1, Class A3,
      6.48%, 2/18/30                                              946       947
    LB-UBS Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.48%, 7/15/27                                            2,500     2,446
    LB-UBS Commercial Mortgage Trust,
      Series 2005-C3, Class A2,
      4.55%, 7/15/30                                            1,485     1,452
    LB-UBS Commercial Mortgage Trust,
      Series 2005-C5, Class A2,
      4.89%, 9/15/30                                            1,125     1,110
    Merrill Lynch Mortgage Trust,
      Series 2004-BPC1, Class A2,
      4.07%, 10/12/41                                           1,400     1,360

See Notes to the Financial Statements.

 NORTHERN INSTITUTIONAL FUNDS
 SEMIANNUAL REPORT                      33             FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS


SHORT BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
ASSET-BACKED SECURITIES - 31.3% - CONTINUED
Commercial Mortgage Services - 16.2% - (continued)
   Prudential Securities Secured Financing Corp., Series
     1998-C1, Class A1B,
       6.51%, 7/15/08                                          $1,997   $ 2,000
                                                                        -------
                                                                         27,683
                                                                        -------
Credit Card - 3.6%
   Bank One Issuance Trust, Series 2003-A9, Class A9,
       3.86%, 6/15/11                                           3,095     3,035
   MBNA Master Credit Card Trust, Series 1999-B, Class A,
       5.90%, 8/15/11                                           3,000     3,032
                                                                        -------
                                                                          6,067
                                                                        -------
Total Asset-Backed Securities
(Cost $54,024)                                                           53,467
                                                                        -------
CORPORATE BONDS - 24.7%
Apparel - 0.6%
   Levi Strauss & Co.,
       12.25%, 12/15/12                                           955     1,039
                                                               ------   -------
Auto Manufacturers - 1.4%
   DaimlerChrysler N.A. Holding Corp.,
       7.20%, 9/1/09                                            2,230     2,306
                                                               ------   -------
Banks - 1.3%
   National City Corp.,
       5.75%, 2/1/09 +                                          2,200     2,213
                                                               ------   -------
Diversified Financial Services - 11.5%
   Allstate Life Global Funding Trusts,
       4.50%, 5/29/09 +                                         2,395     2,358
   ANZ Capital Trust, /(1) (2)/
       4.48%, 1/29/49                                             900       874
   Associates Corp. of N.A.,
       6.25%, 11/1/08 +                                           950       961
   Capital One Bank,
       4.25%, 12/1/08 +                                           930       914
   General Motors Acceptance Corp.,
       5.63%, 5/15/09 +                                           750       740
   Goldman Sachs Group, Inc.,
       4.13%, 1/15/08 +                                         1,500     1,489
   Household Finance Co.,
       4.63%, 1/15/08 +                                        $1,820   $ 1,812
   International Lease Finance Corp.,
       3.75%, 8/1/07                                              550       549
       4.63%, 6/2/08 +                                          1,775     1,761
   John Deere Capital Corp.,
       4.88%, 3/16/09 +                                         1,125     1,114
   JPMorgan Chase & Co.,
       4.89%, 9/1/15                                            3,080     3,025
   MBNA America Bank N.A.,
       5.38%, 1/15/08 +                                           750       750
   National Rural Utilities Cooperative Finance Corp.,
       3.88%, 2/15/08 +                                           750       741
       5.75%, 11/1/08                                           1,150     1,155
   Residential Capital Corp.,
       6.38%, 6/30/10                                           1,460     1,457
                                                               ------   -------
                                                                         19,700
                                                                        -------
Electric - 2.5%
   AES (The) Corp.,
       9.50%, 6/1/09 +                                          1,030     1,096
   Alabama Power Co.,
       3.50%, 11/15/07                                          1,340     1,327
   PSEG Energy Holdings LLC,
       10.00%, 10/1/09                                            920       997
   Public Service Electric & Gas,
       4.00%, 11/1/08                                             880       862
                                                                        -------
                                                                          4,282
                                                                        -------
Food - 0.5%
   Kraft Foods, Inc.,
       5.25%, 6/1/07                                              860       860
                                                               ------   -------
Holding Companies - Diversified - 0.6%
   Kansas City Southern Railway,
       9.50%, 10/1/08                                           1,050     1,097
                                                               ------   -------
Insurance - 0.2%
   Prudential Financial, Inc.,
       3.75%, 5/1/08                                              275       271
                                                               ------   -------

See Notes to the Financial Statements.

                                                  NORTHERN INSTITUTIONAL FUNDS
FIXED INCOME PORTFOLIOS               34                     SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 24.7% - CONTINUED
Machinery - Diversified - 0.3%
   Case New Holland, Inc.,
     9.25%, 8/1/11                                             $  560   $   588
                                                               ------   -------
Media - 0.5%
   AOL Time Warner, Inc.,
     6.75%, 4/15/11 +                                             855       889
                                                               ------   -------
Oil & Gas - 0.5%
   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13                                                345       368
   USX Corp.,
     6.85%, 3/1/08                                                400       404
                                                                        -------
                                                                            772
                                                                        -------
Pipelines - 0.7%
   Duke Capital LLC,
     4.37%, 3/1/09                                                500       490
   Williams Cos., Inc.,
     8.13%, 3/15/12 +                                             690       751
                                                                        -------
                                                                          1,241
                                                                        -------
Retail - 1.8%
   CVS Corp.,
     4.00%, 9/15/09                                             1,300     1,260
   Target Corp.,
     5.38%, 6/15/09 +                                           1,800     1,800
                                                                        -------
                                                                          3,060
                                                                        -------
Savings & Loans - 1.0%
   Washington Mutual, Inc.,
     4.00%, 1/15/09 +                                           1,770     1,728
                                                               ------   -------
Telecommunications - 1.3%
   GTE Corp.,
     7.51%, 4/1/09 +                                            1,000     1,033
   Sprint Capital Corp.,
     6.13%, 11/15/08                                              700       704
   Verizon New Jersey, Inc.,
     5.88%, 1/17/12                                               400       403
                                                                        -------
                                                                          2,140
                                                                        -------
Total Corporate Bonds
                                                                        -------
(Cost $42,475)                                                           42,186
FOREIGN ISSUER BOND - 0.5%
Telecommunications - 0.5%
   Telefonos de Mexico S.A. de CV,
     4.75%, 1/27/10                                            $  885   $   868
                                                               ------   -------
Total Foreign Issuer Bond
(Cost $ 885)                                                                868
U.S. GOVERNMENT AGENCIES - 27.7%/(3)/
Fannie Mae - 12.2%
     4.25%, 5/15/09                                             5,752     5,656
     5.63%, 5/19/11                                             5,435     5,441
   Pool #555649,
     7.50%, 10/1/32                                               173       181
   Pool #869217,
     5.47%, 2/1/36                                              2,189     2,192
   Pool #893082,
     5.85%, 9/1/36                                              1,647     1,659
   Pool TBA, /(4)/
     6.50%, 6/13/32                                             5,615     5,703
                                                                        -------
                                                                         20,832
                                                                        -------
Federal Home Loan Bank - 1.3%
     5.00%, 10/16/09                                            2,275     2,263
                                                                        -------
Freddie Mac - 13.1%
     5.00%, 1/16/09                                             8,000     7,965
     5.25%, 2/24/11                                             8,440     8,400
     5.25%, 10/6/11                                             6,040     5,998
                                                                        -------
                                                                         22,363
                                                                        -------
Small Business Administration - 1.1%
   Series 2005-P10B, Class 1,
     4.94%, 8/10/15                                             2,024     1,979
                                                               ------   -------
Total U.S. Government Agencies
(Cost $47,746)                                                           47,437

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS
SEMIANNUAL REPORT                     35               FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2007 (UNAUDITED)


SHORT BOND PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
U.S. GOVERNMENT OBLIGATIONS - 10.1%
U.S. Treasury Notes - 10.1%
   4.63%, 2/29/08 +                                       $     5,000 $  4,984
   4.88%, 10/31/08 +                                            5,030    5,020
   4.50%, 3/31/09 +                                             4,425    4,391
   4.50%, 4/30/12 +                                             2,951    2,905
                                                                      --------
                                                                        17,300
                                                                      --------
Total U.S. Government Obligations
(Cost $17,358)                                                          17,300

                                                            NUMBER     VALUE
                                                           OF SHARES   (000S)
                                                          ----------- --------
INVESTMENT COMPANY - 12.7%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(5) (6)/                                   21,671,664   21,672
                                                                      --------
Total Investment Company
(Cost $21,672)                                                          21,672

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
SHORT-TERM INVESTMENT - 7.4%
   Rabobank Nederland, Grand Cayman,
     Eurodollar Time Deposit,
     5.31%, 6/1/07                                        $    12,717   12,717
                                                          ----------- --------
Total Short-Term Investment
(Cost $12,717)                                                          12,717
                                                                      --------
Total Investments - 114.4%
(Cost $ 196,877)                                                       195,647

   Liabilities less Other Assets - (14.4)%                             (24,594)
                                                                      --------
NET ASSETS - 100.0%                                                   $171,053
--------
(1)Restricted security that has been deemed illiquid. At May 31, 2007, the value of these restricted illiquid securities amounted to approximately $874,000 or 0.5% of net assets. Additional information on each restricted illiquid security is as follows:

                                                        ACQUISTION
                                                            AND     ACQUISITION
                                                        ENFORCEABLE    COST
SECURITY                                                   DATE       (000S)
--------                                                ----------- -----------
ANZ Capital Trust,
4.48%, 1/29/49                                            9/21/06      $874
                                                          -------      ----
--------
(2)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)When-Issued Security
(5)Investment in affiliated portfolio
(6)Investment relates to cash collateral received from portfolio securities loaned.

+  Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the credit quality distribution (unaudited) for the Short Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                     %
----------------------                                                   -----
AAA                                                                       73.8%
AA                                                                         7.6
A                                                                         10.2
BBB                                                                        4.7
BB                                                                         1.8
B or Lower                                                                 1.9
                                                                         -----
Total                                                                    100.0%
--------
*  Standard & Poor's Rating Services

See Notes to the Financial Statements.

                                                  NORTHERN INSTITUTIONAL FUNDS
 FIXED INCOME PORTFOLIOS                36                   SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2007 (UNAUDITED)


U.S. GOVERNMENT SECURITIES PORTFOLIO
                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             ---------- -------
U.S. GOVERNMENT AGENCIES - 63.4%(1)
Fannie Mae - 34.2%
     5.63%, 5/19/11                                          $    2,000 $ 2,008
     5.75%, 2/13/17                                               1,000     999
     5.00%, 5/11/17                                               1,000     979
   Pool #555649,
     7.50%, 10/1/32                                                 125     131
   Pool #869217,
     5.47%, 2/1/36                                                1,620   1,622
   Pool #893082,
     5.85%, 9/1/36                                                  620     625
   Pool #913312,
     5.50%, 4/1/37                                                2,931   2,861
   Pool TBA,(2)
     5.50%, 9/1/08                                                3,425   3,344
     6.50%, 6/13/32                                               3,774   3,833
     6.00%, 12/31/49                                              6,625   6,617
                                                                        -------
                                                                         23,019
                                                                        -------
Federal Home Loan Bank - 5.8%
     5.00%, 10/16/09                                              3,895   3,874
                                                             ---------- -------
Freddie Mac - 12.2%
     5.25%, 10/6/11                                               3,815   3,788
     5.30%, 1/9/12                                                3,000   2,980
   Pool #410092,
     7.01%, 11/1/24                                                  12      13
   Series 2944, Class WD,
     5.50%, 11/15/28                                              1,415   1,408
                                                                        -------
                                                                          8,189
                                                                        -------
Freddie Mac Gold - 6.1%
   Pool #E91020,
     5.50%, 8/1/17                                                  440     438
   Pool TBA,(2)
     5.50%, 5/23/09                                               2,265   2,211
     6.00%, 9/15/32                                               1,470   1,469
                                                                        -------
                                                                          4,118
                                                                        -------
Small Business Administration - 5.1%
   Participation Certificates, Series 2005-20L, Class 1,
     5.39%, 12/1/25                                          $      792 $   789
   Participation Certificates, Series 2006-20B, Class 1,
     5.35%, 2/1/26                                                  674     669
   Participation Certificates, Series 2006-20D, Class 1,
     5.64%, 4/1/26                                                  878     887
   Series 2005-P10B, Class 1,
     4.94%, 8/10/15                                               1,114   1,089
                                                                        -------
                                                                          3,434
                                                                        -------
Total U.S. Government Agencies
(Cost $42,997)                                                           42,634

U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury Inflation Indexed Note - 0.9%
     3.00%, 7/15/12 +                                               500     585
                                                             ---------- -------
U.S. Treasury Notes - 9.9%
     4.50%, 3/31/09 +                                             4,300   4,267
     4.50%, 4/30/12 +                                             2,450   2,412
                                                                        -------
                                                                          6,679
                                                                        -------
Total U.S. Government Obligations
(Cost $7,295)                                                             7,264

                                                              NUMBER
                                                                OF      VALUE
                                                              SHARES    (000S)
                                                             ---------- -------
INVESTMENT COMPANY - 10.3%
   Northern Institutional Funds - Liquid Assets
     Portfolio(3) (4)                                         6,964,546   6,965
                                                                        -------
Total Investment Company
(Cost $6,965)                                                             6,965

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS
SEMIANNUAL REPORT                      37               FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2007 (UNAUDITED)


U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
                                                            PRINCIPAL
                                                             AMOUNT    VALUE
                                                             (000S)    (000S)
                                                            --------- --------
SHORT-TERM INVESTMENT - 40.8%
   FHLB Discount Note,
     5.24%, 6/1/07                                           $27,414  $ 27,414
                                                                      --------
Total Short-Term Investment
(Cost $27,414)                                                          27,414

Total Investments - 125.3%
                                                                      --------
(Cost $84,671)                                                          84,277
   Liabilities less Other Assets - (25.3)%                             (17,033)
                                                                      --------
NET ASSETS - 100.0%                                                   $ 67,244
--------
(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)When-Issued Security
(3)Investment in affiliated portfolio
(4)Investment relates to cash collateral received from portfolio securities loaned.

+  Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the credit quality distribution (unaudited) for the U.S. Government Securities Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*                                                      %
---------------------                                                    -----
AAA                                                                      100.0%
                                                                         -----
Total                                                                    100.0%
--------
*  Standard & Poor's Rating Services

See Notes to the Financial Statements.

                                                 NORTHERN INSTITUTIONAL FUNDS
 FIXED INCOME PORTFOLIOS               38                   SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2007 (UNAUDITED)


1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short Bond, and U.S. Government Securities Portfolios (collectively, the "Portfolios" or "Fixed Income Portfolios") are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Fixed Income Portfolios. Effective December 31, 2006, the name of the Northern Institutional Funds Short-Intermediate Bond Portfolio was changed to the Northern Institutional Funds Short Bond Portfolio.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL"), each a subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the Bond, Intermediate Bond and Short Bond Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

Each of the Fixed Income Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2007, Class A, Class C and Class D shares were outstanding for certain Portfolios.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value ("NAV"). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guid-

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39  FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
ance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio's NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest-only stripped securities) or principal payments (principal-only stripped securities). The value of variable rate interest-only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest-only stripped securities and the value of principal-only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable forward exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES - Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued securities at May 31, 2007, if any, are noted in each Portfolio's Schedule of Investments and Statement of Assets and Liabilities.

F) MORTGAGE DOLLAR ROLLS - The Portfolios may enter into mortgage "dollar rolls" in which a Portfolio sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only

      FIXED INCOME PORTFOLIOS 40  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts.

H) EXPENSES - Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios in proportion to each Portfolio's relative net assets.

I) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2007. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds - Liquid Assets Portfolio, one of the Trust's money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios' Statements of Assets and Liabilities. Each Portfolio's percentage of ownership in Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. Income (net of fees) is disclosed as investment income in each Portfolio's Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2007, were as follows:

                                        CASH        NON-CASH
                                     COLLATERAL    COLLATERAL
                          VALUE        HELD ON       HELD ON
                      OF SECURITIES   BEHALF OF     BEHALF OF   FEES EARNED BY
 Amounts in thousands    LOANED     THE PORTFOLIO THE PORTFOLIO NORTHERN TRUST
 -----------------------------------------------------------------------------
   Bond                  $45,051       $40,206       $5,958          $39
   Core Bond              34,800        32,604        3,008           21
   U.S. Treasury
    Index                 22,356        11,630       11,233            6
   Intermediate
    Bond                   4,616         4,139          595            3
   Short Bond             24,844        21,672        3,657            7
   U.S. Government
    Securities            14,608         6,965        7,924            1
 -----------------------------------------------------------------------------

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2007. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio's net assets at May 31, 2007.

                                                     % OF SECURITIES
                                                   LOANED WITH RESPECT
         Portfolio               BROKER/DEALER        TO NET ASSETS
         -------------------------------------------------------------
         Bond                Abbey National
                             Securities, Inc.              5.8%
         Core Bond           Goldman, Sachs & Co.          6.3%
         U.S. Treasury Index Goldman, Sachs & Co.         25.1%
         U.S. Government     Lehman Brothers, Inc.        13.7%
          Securities         Greenwich Capital             5.1%
                             Markets, Inc.
         -------------------------------------------------------------

J) DISTRIBUTIONS TO SHAREHOLDERS - Distributions of dividends from net investment income are declared and paid as follows:

                      ------------------------------------
                       Bond                        Monthly
                       Core Bond                   Monthly
                       U.S. Treasury Index         Monthly
                       Intermediate Bond           Monthly
                       Short Bond                  Monthly
                       U.S. Government Securities  Monthly
                      ------------------------------------

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41  FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

K) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2006, through the fiscal year ended November 30, 2006, the following Portfolios incurred net capital losses which each Portfolio intends to treat as having been incurred in the following fiscal year:

                         Amounts in thousands
                         ------------------------------
                         Bond                       $43
                         U.S. Treasury Index        199
                         U.S. Government Securities   1
                         ------------------------------

At November 30, 2006, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

 Amounts in    NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
 thousands         2008         2010         2012         2013         2014
 ------------------------------------------------------------------------------
 Bond              $ --        $8,192        $ --         $ --       $13,256
 Core Bond           --            --          --          122         3,102
 U.S. Treasury
  Index              --            --          --           62           469
 Intermediate
  Bond            1,154            --          --          310           601
 Short Bond       9,999         2,589          --        2,106         1,131
 U.S.
  Government
  Securities         --            --         427        1,591         1,000
 ------------------------------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2006, the tax components of undistributed net investment income and realized gains were as follows:

                                               UNDISTRIBUTED
                                     ---------------------------------
                                     TAX-EXEMPT ORDINARY   LONG-TERM
          Amounts in thousands         INCOME   INCOME*  CAPITAL GAINS
          ------------------------------------------------------------
          Bond                          $ --      $382       $ --
          Core Bond                       --       202         --
          U.S. Treasury Index             --        44         --
          Intermediate Bond               --        34         --
          Short Bond                      --       180         --
          U.S. Government Securities      --        70         --
          ------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2006, was as follows:

                                            DISTRIBUTIONS FROM
                                     ---------------------------------
                                     TAX-EXEMPT ORDINARY   LONG-TERM
          Amounts in thousands         INCOME   INCOME*  CAPITAL GAINS
          ------------------------------------------------------------
          Bond                          $ --    $14,147      $ --
          Core Bond                       --      8,209        --
          U.S. Treasury Index             --      2,124        --
          Intermediate Bond               --      1,600        --
          Short Bond                      --      7,149        --
          U.S. Government Securities      --      3,140        --
          ------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2005, was as follows:

                                            DISTRIBUTIONS FROM
                                     ---------------------------------
                                     TAX-EXEMPT ORDINARY   LONG-TERM
          Amounts in thousands         INCOME   INCOME*  CAPITAL GAINS
          ------------------------------------------------------------
          Bond                          $ --    $16,895      $ --
          Core Bond                       --      6,008       112
          U.S. Treasury Index             --      1,805        56
          Intermediate Bond               --      1,563        --
          Short Bond                      --      5,707        --
          U.S. Government Securities      --      3,235        --
          ------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2007, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2007, were as follows:

                                                           ADVISORY
                                          ANNUAL     LESS  FEE AFTER
                                       ADVISORY FEE WAIVER  WAIVER
            --------------------------------------------------------
            Bond                           0.40%     0.15%   0.25%
            Core Bond                      0.40      0.15    0.25
            U.S. Treasury Index            0.30      0.15    0.15
            Intermediate Bond              0.40      0.15    0.25
            Short Bond                     0.40      0.15    0.25
            U.S. Government Securities     0.40      0.15    0.25
            --------------------------------------------------------

The waivers described above are voluntary and may be modified or terminated at any time.

      FIXED INCOME PORTFOLIOS 42  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2007, were as follows:

               Amounts in thousands       CLASS A CLASS C CLASS D
               --------------------------------------------------
               Bond                         $13    $ --    $ --
               Core Bond                     10      --      --
               U.S. Treasury Index            2       1       1
               Intermediate Bond              2      --      --
               Short Bond                     9      --      --
               U.S. Government Securities     4      --      --
               --------------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10 percent of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIL for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of a Portfolio's average daily net assets, NTI as co-administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2007, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios, although the Trust's secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Trustee fees" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan.

5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2007, were as follows:

                      Amounts in thousands CLASS C CLASS D
                      ------------------------------------
                      U.S. Treasury Index    $1      $1
                      ------------------------------------

6   INVESTMENT TRANSACTIONS
For the six months ended May 31, 2007, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

                                  PURCHASES                 SALES
                           ----------------------- -----------------------
      Amounts in thousands U.S. GOVERNMENT  OTHER  U.S. GOVERNMENT  OTHER
      --------------------------------------------------------------------
      Bond                    $565,833     $70,899    $577,568     $76,762
      Core Bond                506,810      44,718     509,443      36,688
      U.S. Treasury Index       11,317          --       6,589          --
      Intermediate Bond         45,210       7,728      44,388       9,120
      Short Bond               112,030      41,531     124,905      36,298
      U.S. Government
       Securities              225,403          --     243,032          --
      --------------------------------------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43  FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

At May 31, 2007, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

                                                                    COST
                           UNREALIZED   UNREALIZED      NET       BASIS OF
     Amounts in thousands APPRECIATION DEPRECIATION DEPRECIATION SECURITIES
     ----------------------------------------------------------------------
     Bond                     $507       $(3,679)     $(3,172)    $356,905
     Core Bond                 162        (2,635)      (2,473)     283,273
     U.S. Treasury Index       184          (943)        (759)      65,599
     Intermediate Bond          45          (484)        (439)      39,724
     Short Bond                135        (1,365)      (1,230)     196,877
     U.S. Government
      Securities                 9          (403)        (394)      84,671
     ----------------------------------------------------------------------

7   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2007, the Portfolios did not have any outstanding loans.

The Portfolios did not incur any interest expense during the six months ended May 31, 2007.

8   CAPITAL SHARE TRANSACTIONS
Transactions in Class A shares for the six months ended May 31, 2007, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bond                       1,633    $32,303       275        $5,418     (1,933)  $(38,275)     (25)      $  (554)
Core Bond                  2,650     26,063       489         4,797     (2,558)   (25,179)     581         5,681
U.S. Treasury Index          477      9,967        39           812       (309)    (6,457)     207         4,322
Intermediate Bond            193      3,861        33           657       (222)    (4,413)       4           105
Short Bond                 3,898     71,285       188         3,433     (4,242)   (77,499)    (156)       (2,781)
U.S. Government Securities   278      5,379        75         1,449       (450)    (8,709)     (97)       (1,881)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2006, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bond                       1,896    $36,970       616       $11,981     (5,123) $ (99,913)   (2,611)    $(50,962)
Core Bond                  3,938     38,528       703         6,832       (703)    (6,884)    3,938       38,476
U.S. Treasury Index          586     12,184        74         1,528       (759)   (15,779)      (99)      (2,067)
Intermediate Bond            284      5,661        69         1,368       (639)   (12,653)     (286)      (5,624)
Short Bond                 8,397    152,389       325         5,903     (7,487)  (136,117)    1,235       22,175
U.S. Government Securities   475      9,141       151         2,908     (1,009)   (19,452)     (383)      (7,403)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2007, were as follows:

                             PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS     NET         NET
                     SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES INCREASE    INCREASE
Amounts in thousands  SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES IN NET ASSETS
------------------------------------------------------------------------------------------------------------
Bond                    9      $168         --           $7         (3)      $(55)       6         $120
U.S. Treasury Index    11       239          1           26         (2)       (47)      10          218
------------------------------------------------------------------------------------------------------------

      FIXED INCOME PORTFOLIOS 44  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


Transactions in Class C shares for the fiscal year ended November 30, 2006, were as follows:

                                                                                         NET          NET
                             PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS    INCREASE    INCREASE
                     SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES  (DECREASE)  (DECREASE)
Amounts in thousands  SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED   IN SHARES  IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
Bond                    7      $138         --           $6         (2)       $(51)        5         $  93
U.S. Treasury Index    10       197          3           52        (25)      (516)       (12)         (267)
--------------------------------------------------------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2007, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bond                         --      $ --         --           $3         (1)     $ (33)       (1)        $(30)
U.S. Treasury Index          29       610         --            2        (22)      (466)        7          146
Intermediate Bond            --         2         --            2         --         (8)       --           (4)
Short Bond                    2        34         --            1         (3)       (51)       (1)         (16)
U.S. Government Securities   --         2         --            5         (1)       (34)       (1)         (27)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2006, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bond                         --      $ --          1           $7         (7)    $  (129)      (6)       $  (122)
U.S. Treasury Index          25       531         --            5        (82)     (1,706)     (57)        (1,170)
Intermediate Bond            --         4         --            4         (1)        (28)      (1)           (20)
Short Bond                    3        55         --            3         (1)        (14)       2             44
U.S. Government Securities   --         3          1           10        (12)       (219)     (11)          (206)
-------------------------------------------------------------------------------------------------------------------

9   NEW ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculation as late as the Portfolio's last NAV calculation in the first semiannual financial statement reporting period. As a result, the Portfolios will incorporate FIN 48 in their semiannual report on May 31, 2008.

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoptions of FIN 48 and SFAS 157 will have on the Portfolios' financial statements and financial disclosures, if any.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45  FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur two types of costs; (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/06 - 5/31/07" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,014.70       $1.81
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.60%  $1,000.00 $1,013.60       $3.01
           Hypothetical  0.60%  $1,000.00 $1,021.94       $3.02**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,012.20       $3.76
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

Core Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,004.40       $1.80
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.60%  $1,000.00 $1,003.20       $3.00
           Hypothetical  0.60%  $1,000.00 $1,021.94       $3.02**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,002.60       $3.74
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

U.S. Treasury Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.26%  $1,000.00 $1,001.10       $1.30
           Hypothetical  0.26%  $1,000.00 $1,023.64       $1.31**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.50%  $1,000.00 $1,000.40       $2.49
           Hypothetical  0.50%  $1,000.00 $1,022.44       $2.52**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.65%  $1,000.00 $  999.70       $3.24
           Hypothetical  0.65%  $1,000.00 $1,021.69       $3.28**
           ----------------------------------------------------------

      FIXED INCOME PORTFOLIOS 46  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


Intermediate Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,014.30       $1.81
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,011.80       $3.76
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

Short Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,016.90       $1.81
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,015.00       $3.77
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

U.S. Government Securities

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,011.50       $1.81
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,009.50       $3.76
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

* Expenses are calculated using the Portfolios' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
** Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47  FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

TRUSTEES AND OFFICERS


  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the investment portfolios covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolios with Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL" and, together with NTI, the "Investment Advisers").

  The Advisory Agreement was most recently re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract renewal meeting held on February 15, 2007 (the "Annual Contract Meeting").

  In preparation for the Trustees' consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees reviewed information on the following topics for the Portfolios at a meeting held on November 3, 2006 (the "November Meeting"): the Investment Advisers' profitability; the qualifications of the Investment Advisers and their affiliates to provide services to the Portfolios; and policies adopted by the Investment Advisers regarding brokerage, trade allocations and other matters.

  In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Advisers' oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Advisers present.

  In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers, their services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Advisers' investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and (iv) expenses borne by the Portfolios.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios' investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Advisers to certain of the Investment Advisers' other accounts; (v) the scope and depth of the Investment Advisers' resources; (vi) the Investment Advisers' staffing for the Portfolios and the experience of the portfolio managers; (vii) the Investment Advisers' financial resources and their ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolios to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Advisers and their affiliates from their relationships with the Portfolios; and (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Advisers' willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

  In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Advisers and their affiliates. These services include services as the Portfolios' custodian,

      FIXED INCOME PORTFOLIOS 48  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

  transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios' shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Advisers were both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and were able to provide quality services to the Portfolios. The Trustees also discussed the Investment Advisers' continued commitments to address the regulatory compliance requirements that were applicable to the Portfolios and the continued involvement of internal audit in reviewing operations related to the Portfolios. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust's Chief Compliance Officer at Board meetings throughout the year. Finally, the Trustees considered the Investment Advisers' responsiveness to their requests for information, including, but not limited to, in connection with the in-depth performance reviews discussed below.

  The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other SEC-registered funds and to rankings and ratings issued by third parties. For Portfolios that had been in existence for the applicable periods, this information on the Portfolios' investment performance was provided for one, two, three, four, five and ten years. In addition, the Trustees reviewed information prepared by a third party analyzing the risk-adjusted returns of the Portfolios. The Trustees also reviewed each Portfolio's excess returns, if applicable, versus its targeted returns. The Trustees considered the Portfolios' investment performance relative to their respective performance benchmarks and in light of the objectives and credit parameters applicable to the Portfolios, as well as the investor base the Portfolios are intended to serve. In addition, the Trustees also reviewed the consistency of the Investment Advisers' investment approach for the Portfolios and the changes made throughout the year to investment personnel to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Portfolios requested by the Trustees and provided by the Investment Advisers had assisted them in evaluating performance issues and that these reviews had also resulted in improved performance in most of the Portfolios that were subject to the reviews.

  Based on the information provided, the Trustees believed that the investment performance of the U.S. Treasury Index Portfolio was generally tracking its index and that the investment performance of the other Portfolios was, in general, competitive in light of the factors mentioned above, including the Portfolios' investment policies and the nature of their shareholder base and that performance had been generally improving especially in the one-year period. In particular, the Trustees believed that the Short Bond Portfolio, Intermediate Bond Portfolio, Bond Portfolio, Core Bond Portfolio and U.S. Government Securities Portfolio all were competitive with or exceeded the performance of their respective peers and benchmarks for the one- and three-year periods, and in some cases for longer periods. In reaching conclusions about the Portfolios' investment performance, the Trustees also reviewed, among other things, the relative performance of the respective Portfolios as compared to the mutual fund categories established by third parties, and their benchmarks for different time periods. They also noted the potential impact of the relative risk parameters of the different Portfolios. For example, the U.S. Government Securities Portfolio did not invest in any corporate debt. Overall, the Trustees concluded that the Investment Advisers were devoting appropriate resources in their efforts to provide favorable investment results for the Portfolios.

  The Trustees also considered the Portfolios' contractual advisory fee rates; the Portfolios' total operating expense ratios; the Investment Advisers' voluntary fee waivers with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Advisers and their affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. In this regard, the Trustees considered the Investment Advisers' view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios' advisory fees are set and through the Investment Advisers' voluntary fee waivers and their affiliate's contractual expense reimbursements that limit the expense caps for the Portfolios to specific levels. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Advisers relating to

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49  FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

                                                       MAY 31, 2007 (UNAUDITED)

  the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Advisers (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual advisory fee rates for certain of the Portfolios that were approved in prior years.

  Information on the services rendered by the Investment Advisers to the Portfolios, and the Portfolios' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios' fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them. In addition, the Trustees noted the Investment Advisers' voluntary undertaking to waive fees to limit the Portfolios' total expense ratios to specified levels.

  After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios, that the fees paid by Portfolios were reasonable in light of the services provided by the Investment Advisers, their costs and the Portfolios' current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

      FIXED INCOME PORTFOLIOS 50  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS


                      THIS PAGE INTENTIONALLY LEFT BLANK

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51  FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q will be available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  Northern Institutional Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

      FIXED INCOME PORTFOLIOS 52  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

TABLE OF CONTENTS


  2 STATEMENTS OF ASSETS AND LIABILITIES

  4 STATEMENTS OF OPERATIONS

  6 STATEMENTS OF CHANGES IN NET ASSETS

  8 FINANCIAL HIGHLIGHTS

 21 SCHEDULES OF INVESTMENTS

     21 INTERNATIONAL GROWTH PORTFOLIO

     23 INTERNATIONAL EQUITY INDEX PORTFOLIO

     39 SMALL COMPANY GROWTH PORTFOLIO

     42 SMALL COMPANY INDEX PORTFOLIO

     68 MID CAP GROWTH PORTFOLIO

     71 FOCUSED GROWTH PORTFOLIO

     73 DIVERSIFIED GROWTH PORTFOLIO

     75 EQUITY INDEX PORTFOLIO

     84 BALANCED PORTFOLIO

 90 NOTES TO THE FINANCIAL STATEMENTS

 98 FUND EXPENSES

100 TRUSTEES AND OFFICERS

    100 APPROVAL OF ADVISORY AGREEMENT

104 FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                      May lose value / No bank guarantee

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1   EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                             SMALL     SMALL
                                                               INTERNATIONAL INTERNATIONAL  COMPANY   COMPANY
Amounts in thousands,                                             GROWTH     EQUITY INDEX   GROWTH     INDEX
except per share data                                            PORTFOLIO     PORTFOLIO   PORTFOLIO PORTFOLIO
---------------------                                          ------------- ------------- --------- ---------
ASSETS:
Investments, at cost                                             $243,345      $179,259    $  3,350  $125,814
Investments, at value /(1)/                                      $284,172      $207,885    $  3,789  $146,844
Cash                                                                   --             1           5        --
Foreign currencies, at fair value (Cost: $8,262, $3,723)            8,245         3,723          --        --
Dividend and interest income receivable                               567           463           1        75
Receivable for foreign tax reclaimable                                260           132          --        --
Receivable for securities sold                                         --           719          57       377
Receivable for variation margin on futures contracts                   --           296          --        --
Receivable for fund shares sold                                       478            20          --       132
Receivable from affiliated administrator                                2            16          11        11
Unrealized gain on forward foreign currency exchange contracts         --            66          --        --
Prepaid custody fees                                                   --             4          --        12
Prepaid and other assets                                                6            13          --        15
Total Assets                                                      293,730       213,338       3,863   147,466
                                                                 --------      --------    --------  --------
LIABILITIES:
Cash overdraft                                                        100            --          --         9
Unrealized loss on forward foreign currency exchange contracts         13            76          --        --
Payable upon return of securities loaned                           50,940        28,711       1,268    49,381
Payable for securities purchased                                      680         4,638          11        75
Payable for variation margin on futures contracts                      --           186          --        --
Payable for fund shares redeemed                                        1           229          --        98
Payable to affiliates:
   Investment advisory fees                                           162            37           2        16
   Co-administration fees                                              30            22          --         8
   Custody and accounting fees                                          2            --          16        --
   Transfer agent fees                                                  2             2          --         1
   Trustee fees                                                         2             1           1         2
Accrued other liabilities                                           1,514             4           5         5
Total Liabilities                                                  53,446        33,906       1,303    49,595
                                                                 --------      --------    --------  --------
Net Assets                                                       $240,284      $179,432    $  2,560  $ 97,871
                                                                 --------      --------    --------  --------
ANALYSIS OF NET ASSETS:
Capital stock                                                    $174,167      $140,603    $ 19,943  $100,751
Undistributed net investment income (loss)                          2,024         1,583          (5)      658
Accumulated undistributed net realized gain (loss)                 23,302         8,220     (17,817)  (24,655)
Net unrealized appreciation                                        40,791        29,026         439    21,117
Net Assets                                                       $240,284      $179,432    $  2,560  $ 97,871
                                                                 --------      --------    --------  --------
Net Assets:
   Class A                                                       $239,650      $179,292    $  2,549  $ 97,662
   Class C                                                             --            --          --        --
   Class D                                                            634           140          11       209

Total Shares Outstanding (no par value), Unlimited Shares
  Authorized:
   Class A                                                         16,831        11,660         213     5,184
   Class C                                                             --            --          --        --
   Class D                                                             45             9           1        11

Net Asset Value, Redemption and Offering Price Per Share:
   Class A                                                       $  14.24      $  15.38    $  11.96  $  18.84
   Class C                                                             --            --          --        --
   Class D                                                          14.27         14.89       11.72     18.60

--------
(1) Amounts include value of securities loaned of $49,474, $28,470, $1,244, $48,767, $1,935, $11,108, $5,924, $94,375 and $10,318, respectively.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          MIDCAP    FOCUSED  DIVERSIFIED  EQUITY
Amounts in thousands,                                     GROWTH    GROWTH     GROWTH      INDEX   BALANCED
except per share data                                    PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO
---------------------                                    --------- --------- ----------- --------- ---------
ASSETS:
Investments, at cost                                      $ 6,922  $ 90,866    $51,500   $675,390   $68,681
Investments, at value /(1)/                               $ 7,565  $105,030    $58,809   $920,602   $75,795
Cash                                                            1         1          3         --         3
Foreign currencies, at fair value (Cost: $8,262, $3,723)       --        --         --         --        --
Dividend and interest income receivable                         4       163         78      1,629       273
Receivable for foreign tax reclaimable                         --        --         --         --        --
Receivable for securities sold                                251        --        141        982       121
Receivable for variation margin on futures contracts           --        --         --         --        --
Receivable for fund shares sold                                --       155        228        146        14
Receivable from affiliated administrator                        8         8          8         17         7
Unrealized gain on forward foreign currency exchange
  contracts                                                    --        --         --         --        --
Prepaid custody fees                                           --        --         --         --        --
Prepaid and other assets                                        1         1         17          8         6
Total Assets                                                7,830   105,358     59,284    923,384    76,219
                                                          -------  --------    -------   --------   -------
LIABILITIES:
Cash overdraft                                                 --        --         --         76        --
Unrealized loss on forward foreign currency exchange
  contracts                                                    --        --         --         --        --
Payable upon return of securities loaned                    1,667    11,344      5,601     59,161     9,573
Payable for securities purchased                              267        --         --      1,503        --
Payable for variation margin on futures contracts              --        --         --          4        --
Payable for fund shares redeemed                               --        13          4        171        27
Payable to affiliates:
   Investment advisory fees                                     4        59         29         72        28
   Co-administration fees                                       1         8          4         73         6
   Custody and accounting fees                                  2         1          2          8         3
   Transfer agent fees                                         --         1          1         10         1
   Trustee fees                                                 1         1          1          4         2
Accrued other liabilities                                       5        44          5         87        27
Total Liabilities                                           1,947    11,471      5,647     61,169     9,667
                                                          -------  --------    -------   --------   -------
Net Assets                                                $ 5,883  $ 93,887    $53,637   $862,215   $66,552
                                                          -------  --------    -------   --------   -------
ANALYSIS OF NET ASSETS:
Capital stock                                             $ 8,337  $113,140    $44,669   $628,051   $51,661
Undistributed net investment income (loss)                     (4)      267        223        515        56
Accumulated undistributed net realized gain (loss)         (3,093)  (33,684)     1,436    (12,028)    7,721
Net unrealized appreciation                                   643    14,164      7,309    245,677     7,114
Net Assets                                                $ 5,883  $ 93,887    $53,637   $862,215   $66,552
                                                          -------  --------    -------   --------   -------
Net Assets:
   Class A                                                $ 5,821  $ 93,620    $53,082   $829,699   $61,425
   Class C                                                     28       124         --     27,788     4,929
   Class D                                                     34       143        555      4,728       198

Total Shares Outstanding (no par value), Unlimited
  Shares Authorized:
   Class A                                                    414     6,441      6,414     46,438     4,765
   Class C                                                      2         9         --      1,563       383
   Class D                                                      2        10         70        267        15

Net Asset Value, Redemption and Offering Price Per
  Share:
   Class A                                                $ 14.07  $  14.53    $  8.28   $  17.87   $ 12.89
   Class C                                                  13.84     14.15         --      17.78     12.89
   Class D                                                  13.70     13.86       7.88      17.75     12.79

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF OPERATIONS

                                                                                                 SMALL     SMALL
                                                               INTERNATIONAL   INTERNATIONAL    COMPANY   COMPANY
                                                                  GROWTH       EQUITY INDEX     GROWTH     INDEX
Amounts in thousands                                             PORTFOLIO       PORTFOLIO     PORTFOLIO PORTFOLIO
--------------------                                           -------------   -------------   --------- ---------
INVESTMENT INCOME:
Dividend income                                                   $ 3,317/(1)/    $ 2,493/(2)/   $  4     $  631
Interest income                                                        29             114           2         46
Net income from securities loaned                                      59              14           1         75
   Total Investment Income                                          3,405           2,621           7        752
                                                                  -------         -------        ----     ------
EXPENSES:
Investment advisory fees                                            1,051             187          12         96
Co-administration fees                                                175             112           1         48
Custody and accounting fees                                           106              68          31         43
Transfer agent fees                                                    12               7          --          5
Registration fees                                                      14              13          16         14
Printing fees                                                           4               4           4          4
Professional fees                                                       4               3           4          4
Shareholder servicing fees                                              1              --          --         --
Trustee fees and expenses                                               3               3           3          3
Interest expenses                                                       2               1          --         --
Other                                                                   7               7           7          7
                                                                  -------         -------        ----     ------
Total Expenses:                                                     1,379             405          78        224
   Less voluntary waivers of investment advisory fees                (117)             --          (2)        --
   Less expenses reimbursed by administrator                          (20)            (99)        (64)       (74)
   Less custodian credits                                              (1)             --          --         (1)
   Net Expenses                                                     1,241             306          12        149
                                                                  -------         -------        ----     ------
Net Investment Income (Loss)                                        2,164           2,315          (5)       603
                                                                  -------         -------        ----     ------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments                                                     23,643           9,120         117      4,055
   Futures contracts                                                   --             273          --        102
   Foreign currency transactions                                     (223)            112          --         --
Net change in unrealized appreciation (depreciation) on:
   Investments                                                      6,256           7,800         199      2,904
   Futures contracts                                                   --             380          --         27
   Foreign currency transactions and forward foreign currency
     exchange contracts                                              (146)            (27)         --         --
   Translation of other assets and liabilities denominated in
     foreign currencies                                               (19)            (60)         --         --
   Net Gains on Investments and Foreign Currency                   29,511          17,598         316      7,088
                                                                  -------         -------        ----     ------
Net Increase in Net Assets Resulting from Operations              $31,675         $19,913        $311     $7,691
                                                                  -------         -------        ----     ------

--------
(1)  Net of $377 in non-reclaimable foreign withholding taxes.
(2)  Net of $285 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)

                                                             MID CAP   FOCUSED  DIVERSIFIED  EQUITY
                                                             GROWTH    GROWTH     GROWTH      INDEX   BALANCED
Amounts in thousands                                        PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO
--------------------                                        --------- --------- ----------- --------- ---------
INVESTMENT INCOME:
Dividend income                                               $ 23     $  613     $  391     $ 7,235   $   615
Interest income                                                  6         73         56         353     1,043
Net income from securities loaned                               --         15          1          29         8
   Total Investment Income                                      29        701        448       7,617     1,666
                                                              ----     ------     ------     -------   -------
EXPENSES:
Investment advisory fees                                        28        396        179         384       331
Co-administration fees                                           3         46         24         384        55
Custody and accounting fees                                     17         16         16          75        19
Transfer agent fees                                             --          5          3          54         8
Registration fees                                               16         14         13          16        14
Printing fees                                                    4          4          4          12         4
Professional fees                                                3          3          3          10         3
Shareholder servicing fees                                      --         --          1          26         4
Trustee fees and expenses                                        3          3          3           9         3
Interest expenses                                                1          1          1          --        --
Other                                                            7          7          7          14         7
                                                              ----     ------     ------     -------   -------
Total Expenses:                                                 82        495        254         984       448
   Less voluntary waivers of investment advisory fees           (3)       (47)       (24)         --       (55)
   Less expenses reimbursed by administrator                   (50)       (47)       (47)       (131)      (48)
   Less custodian credits                                       --         --         --          (6)       (2)
   Net Expenses                                                 29        401        183         847       343
                                                              ----     ------     ------     -------   -------
Net Investment Income (Loss)                                    --        300        265       6,770     1,323
                                                              ----     ------     ------     -------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments                                                 771      3,319      2,039      26,092     8,232
   Futures contracts                                            --         --         --         569        --
   Foreign currency transactions                                --         --         --          --        --
Net change in unrealized appreciation (depreciation) on:
   Investments                                                  92      4,826      2,451      45,050    (3,489)
   Futures contracts                                            --         --         --         253        --
   Foreign currency transactions and forward foreign
     currency exchange contracts                                --         --         --          --        --
   Translation of other assets and liabilities denominated
     in foreign currencies                                      --         --         --          --        --
   Net Gains on Investments and Foreign Currency               863      8,145      4,490      71,964     4,743
                                                              ----     ------     ------     -------   -------
Net Increase in Net Assets Resulting from Operations          $863     $8,445     $4,755     $78,734   $ 6,066
                                                              ----     ------     ------     -------   -------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                SMALL
                                                                      INTERNATIONAL       INTERNATIONAL        COMPANY
                                                                         GROWTH           EQUITY INDEX          GROWTH
                                                                        PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                                   ------------------  ------------------  ---------------
Amounts in thousands                                                 2007      2006      2007      2006     2007     2006
--------------------                                               --------  --------  --------  --------  ------  -------
OPERATIONS:
Net investment income (loss)                                       $  2,164  $  2,456  $  2,315  $  2,752  $   (5) $    (3)
Net realized gains                                                   23,420    27,522     9,505    12,789     117    1,677
Net change in unrealized appreciation (depreciation)                  6,091    14,262     8,093    11,961     199     (691)
   Net Increase in Net Assets Resulting from Operations              31,675    44,240    19,913    27,502     311      983
                                                                   --------  --------  --------  --------  ------  -------
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share
  transactions                                                        4,763      (213)   47,494   (10,269)   (313)  (5,627)
Net increase (decrease) in net assets resulting from Class C share
  transactions                                                           --        --        --        --      --       --
Net increase (decrease) in net assets resulting from Class D share
  transactions                                                           19       (45)       43         4      (9)      (5)
   Net Increase (Decrease) in Net Assets Resulting from Capital
     Share Transactions                                               4,782      (258)   47,537   (10,265)   (322)  (5,632)
                                                                   --------  --------  --------  --------  ------  -------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income                                           (2,082)   (2,096)   (3,448)   (2,217)     --       --
From net realized gains                                              (6,355)       --   (12,460)   (2,796)     --       --
   Total Distributions to Class A shareholders                       (8,437)   (2,096)  (15,908)   (5,013)     --       --
                                                                   --------  --------  --------  --------  ------  -------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income                                               --        --        --        --      --       --
From net realized gains                                                  --        --        --        --      --       --
   Total Distributions to Class C shareholders                           --        --        --        --      --       --
                                                                   --------  --------  --------  --------  ------  -------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income                                               (3)       (4)       (2)       (1)     --       --
From net realized gains                                                 (17)       --       (10)       (2)     --       --
   Total Distributions to Class D shareholders                          (20)       (4)      (12)       (3)     --       --
                                                                   --------  --------  --------  --------  ------  -------
Total Increase (Decrease) in Net Assets                              28,000    41,882    51,530    12,221     (11)  (4,649)

NET ASSETS:
Beginning of period                                                 212,284   170,402   127,902   115,681   2,571    7,220
End of period                                                      $240,284  $212,284  $179,432  $127,902  $2,560  $ 2,571
                                                                   --------  --------  --------  --------  ------  -------
Undistributed Net Investment Income (Loss)                         $  2,024  $  1,945  $  1,583  $  2,718  $   (5) $    --
                                                                   --------  --------  --------  --------  ------  -------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                         OR FISCAL YEAR ENDED NOVEMBER 30, 2006

                                                                    SMALL
                                                                   COMPANY            MID CAP            FOCUSED
                                                                    INDEX              GROWTH             GROWTH
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                             ------------------  -----------------  -----------------
Amounts in thousands                                           2007      2006      2007     2006      2007     2006
--------------------                                         --------  --------  -------  --------  -------  --------
OPERATIONS:
Net investment income (loss)                                 $    603  $    856  $    --  $      6  $   300  $    468
Net realized gains                                              4,157    11,264      771     3,291    3,319    12,558
Net change in unrealized appreciation (depreciation)            2,931      (787)      92    (2,350)   4,826    (6,192)
   Net Increase in Net Assets Resulting from Operations         7,691    11,333      863       947    8,445     6,834
                                                             --------  --------  -------  --------  -------  --------
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A
  share transactions                                          (11,744)   18,532   (1,640)  (11,347)  (9,344)  (62,266)
Net increase (decrease) in net assets resulting from Class C
  share transactions                                               --        --       --    (5,248)      22    (7,764)
Net increase (decrease) in net assets resulting from Class D
  share transactions                                              (50)     (172)     (11)     (113)      (8)     (105)
   Net Increase (Decrease) in Net Assets Resulting from
     Capital Share Transactions                               (11,794)   18,360   (1,651)  (16,708)  (9,330)  (70,135)
                                                             --------  --------  -------  --------  -------  --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income                                       (752)     (752)     (10)       --     (500)     (431)
From net realized gains                                            --        --       --        --       --        --
   Total Distributions to Class A shareholders                   (752)     (752)     (10)       --     (500)     (431)
                                                             --------  --------  -------  --------  -------  --------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income                                         --        --       --        --       --        --
From net realized gains                                            --        --       --        --       --        --
   Total Distributions to Class C shareholders                     --        --       --        --       --        --
                                                             --------  --------  -------  --------  -------  --------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income                                         (1)       (3)      --        --       --        --
From net realized gains                                            --        --       --        --       --        --
   Total Distributions to Class D shareholders                     (1)       (3)      --        --       --        --
                                                             --------  --------  -------  --------  -------  --------
Total Increase (Decrease) in Net Assets                        (4,856)   28,938     (798)  (15,761)  (1,385)  (63,732)

NET ASSETS:
Beginning of period                                           102,727    73,789    6,681    22,442   95,272   159,004
End of period                                                $ 97,871  $102,727  $ 5,883  $  6,681  $93,887  $ 95,272
                                                             --------  --------  -------  --------  -------  --------
Undistributed Net Investment Income (Loss)                   $    658  $    808  $    (4) $      6  $   267  $    467
                                                             --------  --------  -------  --------  -------  --------

                                                                DIVERSIFIED          EQUITY
                                                                  GROWTH              INDEX             BALANCED
                                                                 PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                             ----------------  ------------------  ------------------
Amounts in thousands                                           2007     2006     2007      2006      2007      2006
--------------------                                         -------  -------  --------  --------  --------  --------
OPERATIONS:
Net investment income (loss)                                 $   265  $   349  $  6,770  $ 13,099  $  1,323  $  2,810
Net realized gains                                             2,039    2,878    26,661    44,957     8,232     5,905
Net change in unrealized appreciation (depreciation)           2,451       17    45,303    42,264    (3,489)     (422)
   Net Increase in Net Assets Resulting from Operations        4,755    3,244    78,734   100,320     6,066     8,293
                                                             -------  -------  --------  --------  --------  --------
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A
  share transactions                                           9,123    4,949    70,545   (78,350)  (63,918)   (4,646)
Net increase (decrease) in net assets resulting from Class C
  share transactions                                              --       --        12      (169)      508      (214)
Net increase (decrease) in net assets resulting from Class D
  share transactions                                             338       60       (74)   (6,061)      (59)        3
   Net Increase (Decrease) in Net Assets Resulting from
     Capital Share Transactions                                9,461    5,009    70,483   (84,580)  (63,469)   (4,857)
                                                             -------  -------  --------  --------  --------  --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income                                      (376)    (263)   (6,630)  (12,547)   (1,312)   (2,699)
From net realized gains                                       (2,872)  (3,567)  (35,070)  (26,996)   (4,243)   (5,645)
   Total Distributions to Class A shareholders                (3,248)  (3,830)  (41,700)  (39,543)   (5,555)   (8,344)
                                                             -------  -------  --------  --------  --------  --------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income                                        --       --      (201)     (373)      (65)      (86)
From net realized gains                                           --       --    (1,297)     (906)     (146)     (195)
   Total Distributions to Class C shareholders                    --       --    (1,498)   (1,279)     (211)     (281)
                                                             -------  -------  --------  --------  --------  --------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income                                        (3)      --       (31)      (99)       (3)       (5)
From net realized gains                                          (28)     (13)     (224)     (379)       (8)      (12)
   Total Distributions to Class D shareholders                   (31)     (13)     (255)     (478)      (11)      (17)
                                                             -------  -------  --------  --------  --------  --------
Total Increase (Decrease) in Net Assets                       10,937    4,410   105,764   (25,560)  (63,180)   (5,206)

NET ASSETS:
Beginning of period                                           42,700   38,290   756,451   782,011   129,732   134,938
End of period                                                $53,637  $42,700  $862,215  $756,451  $ 66,552  $129,732
                                                             -------  -------  --------  --------  --------  --------
Undistributed Net Investment Income (Loss)                   $   223  $   337  $    515  $    607  $     56  $    113
                                                             -------  -------  --------  --------  --------  --------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH PORTFOLIO

                                                                                       CLASS A
                                                          ---------------------------------------------------------------
Selected per share data                                     2007      2006      2005           2004    2003 /(5)/    2002
-----------------------                                   --------  --------  --------       --------  ---------  --------
Net Asset Value, Beginning of Period                      $  12.91  $  10.31  $   9.44       $   7.78  $   6.33   $   7.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.13      0.15      0.16           0.08      0.07       0.07
Net realized and unrealized gains (losses)                    1.72      2.58      0.82           1.63      1.43      (0.93)
   Total from Investment Operations                           1.85      2.73      0.98           1.71      1.50      (0.86)
                                                          --------  --------  --------       --------  --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income /(1)/                          (0.13)    (0.13)    (0.11)         (0.05)    (0.05)     (0.04)
   From net realized gains                                   (0.39)       --        --             --        --         --
       Total Distributions Paid                              (0.52)    (0.13)    (0.11)         (0.05)    (0.05)     (0.04)
                                                          --------  --------  --------       --------  --------   --------
Net Asset Value, End of Period                            $  14.24  $  12.91  $  10.31       $   9.44  $   7.78   $   6.33
                                                          --------  --------  --------       --------  --------   --------
Total Return /(2)/                                           14.72%    26.70%    10.54%         22.14%    24.05%    (12.01)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $239,650  $211,732  $169,921       $162,643  $134,636   $124,966
Ratio to average net assets of: /(3)/
   Expenses, net of waivers, reimbursements and credits       1.06%     1.06%     1.07%/(4)/     1.06%     1.06%      1.06%
   Expenses, before waivers, reimbursements and credits       1.18%     1.20%     1.21%          1.21%     1.21%      1.24%
   Net investment income, net of waivers, reimbursements
     and credits                                              1.85%     1.32%     1.57%          0.92%     1.01%      0.87%
   Net investment income, before waivers, reimbursements
     and credits                                              1.73%     1.18%     1.43%          0.77%     0.86%      0.69%
Portfolio Turnover Rate                                      42.87%    94.13%    85.60%         93.81%    87.13%    215.34%

                                                                                       CLASS D
                                                          ---------------------------------------------------------------
Selected per share data                                     2007      2006      2005           2004    2003 /(5)/    2002
-----------------------                                   --------  --------  --------       --------  ---------  --------
Net Asset Value, Beginning of Period                      $  12.92  $  10.32  $   9.43       $   7.77  $   6.30   $   7.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.10      0.12      0.09           0.07      0.01       0.05
Net realized and unrealized gains (losses)                    1.72      2.57      0.87           1.60      1.47      (0.94)
   Total from Investment Operations                           1.82      2.69      0.96           1.67      1.48      (0.89)
                                                          --------  --------  --------       --------  --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income /(1)/                          (0.08)    (0.09)    (0.07)         (0.01)    (0.01)     (0.03)
   From net realized gains                                   (0.39)       --        --             --        --         --
       Total Distributions Paid                              (0.47)    (0.09)    (0.07)         (0.01)    (0.01)     (0.03)
                                                          --------  --------  --------       --------  --------   --------
Net Asset Value, End of Period                            $  14.27  $  12.92  $  10.32       $   9.43  $   7.77   $   6.30
                                                          --------  --------  --------       --------  --------   --------
Total Return /(2)/                                           14.44%    26.21%    10.22%         21.48%    23.54%    (12.39)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $    634  $    552  $    481       $    379  $    303   $  1,352
Ratio to average net assets of: /(3)/
   Expenses, net of waivers, reimbursements and credits       1.45%     1.45%     1.46%/(4)/     1.45%     1.45%      1.45%
   Expenses, before waivers, reimbursements and credits       1.57%     1.59%     1.60%          1.60%     1.60%      1.63%
   Net investment income, net of waivers, reimbursements
     and credits                                              1.46%     0.93%     1.18%          0.53%     0.62%      0.48%
   Net investment income, before waivers, reimbursements
     and credits                                              1.34%     0.79%     1.04%          0.38%     0.47%      0.30%
Portfolio Turnover Rate                                      42.87%    94.13%    85.60%         93.81%    87.13%    215.34%

--------
(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than one year.
(4) Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 1.06% and 1.45% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(5) Financial highlights for the year ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                                      CLASS A
                                                          --------------------------------------------------------------
Selected per share data                                   2007 /(4)/   2006      2005 /(4)/   2004 /(4)/   2003   2002 /(4)/
-----------------------                                   ---------  --------  ---------      ---------  -------  ---------
Net Asset Value, Beginning of Period                      $  15.54   $  12.61  $  11.41        $  9.48   $  7.77   $  9.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.23       0.33      0.27           0.28      0.24      0.13
Net realized and unrealized gains (losses)                    1.72       3.14      1.13           2.01      1.60     (1.26)
   Total from Investment Operations                           1.95       3.47      1.40           2.29      1.84     (1.13)
                                                          --------   --------  --------        -------   -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income /(1)/                          (0.46)     (0.24)    (0.20)         (0.36)    (0.13)    (0.08)
   From net realized gains                                   (1.65)     (0.30)       --             --        --     (0.02)
       Total Distributions Paid                              (2.11)     (0.54)    (0.20)         (0.36)    (0.13)    (0.10)
                                                          --------   --------  --------        -------   -------   -------
Net Asset Value, End of Period                            $  15.38   $  15.54  $  12.61        $ 11.41   $  9.48   $  7.77
                                                          --------   --------  --------        -------   -------   -------
Total Return /(2)/                                           14.00%     28.52%    12.45%         24.96%    24.22%   (12.71)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $179,292   $127,809  $115,608        $78,968   $59,240   $80,939
Ratio to average net assets of: /(3)/
   Expenses, net of waivers, reimbursements and credits       0.41%      0.41%     0.46%/(5)/     0.51%     0.51%     0.51%
   Expenses, before waivers, reimbursements and credits       0.54%      0.58%     0.65%          0.73%     0.70%     0.74%
   Net investment income, net of waivers, reimbursements
     and credits                                              3.10%      2.43%     2.29%          1.92%     2.14%     1.57%
   Net investment income, before waivers, reimbursements
     and credits                                              2.97%      2.26%     2.10%          1.70%     1.95%     1.34%
Portfolio Turnover Rate                                      26.70%     68.17%   110.54%          9.80%    54.71%    32.10%

                                                                                      CLASS D
                                                          --------------------------------------------------------------
Selected per share data                                   2007 /(4)/   2006      2005 /(4)/   2004 /(4)/   2003   2002 /(4)/
-----------------------                                   ---------  --------  ---------      ---------  -------  ---------
Net Asset Value, Beginning of Period                      $  15.09   $  12.26  $  11.12        $  9.26   $  7.66   $  8.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.20       0.30      0.18           0.24      0.12      0.06
Net realized and unrealized gains (losses)                    1.65       3.02      1.12           1.95      1.60     (1.14)
   Total from Investment Operations                           1.85       3.32      1.30           2.19      1.72     (1.08)
                                                          --------   --------  --------        -------   -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income /(1)/                          (0.40)     (0.19)    (0.16)         (0.33)    (0.12)    (0.04)
   From net realized gains                                   (1.65)     (0.30)       --             --        --     (0.02)
       Total Distributions Paid                              (2.05)     (0.49)    (0.16)         (0.33)    (0.12)    (0.06)
                                                          --------   --------  --------        -------   -------   -------
Net Asset Value, End of Period                            $  14.89   $  15.09  $  12.26        $ 11.12   $  9.26   $  7.66
                                                          --------   --------  --------        -------   -------   -------
Total Return /(2)/                                           13.73%     28.03%    11.85%         24.38%    22.98%   (12.37)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $    140   $     93  $     73        $   136   $    84   $    70
Ratio to average net assets of: /(3)/
   Expenses, net of waivers, reimbursements and credits       0.80%      0.80%     0.85%/(5)/     0.90%     0.90%     0.90%
   Expenses, before waivers, reimbursements and credits       0.93%      0.97%     1.04%          1.12%     1.09%     1.13%
   Net investment income, net of waivers, reimbursements
     and credits                                              2.71%      2.04%     1.90%          1.53%     1.75%     1.18%
   Net investment income, before waivers, reimbursements
     and credits                                              2.58%      1.87%     1.71%          1.31%     1.56%     0.95%
Portfolio Turnover Rate                                      26.70%     68.17%   110.54%          9.80%    54.71%    32.10%

--------
(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than one year.
(4) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(5) Effective 3/1/05, the expense cap decreased from 0.51% to 0.41% and from 0.90% to 0.80% for Class A and Class D, respectively. Expense ratios, net of waivers, reimbursements and credits, for the year would have been 0.44% and 0.83% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

                                                                                   CLASS A
                                                 --------------------------------------------------------------------------
Selected per share data                          2007 /(3)/     2006       2005 /(3)/    2004 /(3)/      2003    2002 /(3)(5)/
-----------------------                          ---------  -------       ---------     ---------      -------   ------------
Net Asset Value, Beginning of Period              $ 10.60   $  9.13        $ 8.15        $  8.17       $  6.19     $  7.51
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment loss                                 (0.02)    (0.01)        (0.05)         (0.05)        (0.05)      (0.04)
Net realized and unrealized gains (losses)           1.38      1.48          1.03           0.03          2.03       (1.28)
   Total from Investment Operations                  1.36      1.47          0.98          (0.02)         1.98       (1.32)
                                                  -------   -------        ------        -------       -------     -------
LESS DISTRIBUTION PAID:
   From net investment income                          --        --            --             --            --          --
       Total Distributions Paid                        --        --            --             --            --          --
                                                  -------   -------        ------        -------       -------     -------
Net Asset Value, End of Period                    $ 11.96   $ 10.60        $ 9.13        $  8.15       $  8.17     $  6.19
                                                  -------   -------        ------        -------       -------     -------
Total Return /(1)/                                  12.74%    16.10%        12.02%         (0.25)%       31.99%     (17.57)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $ 2,549   $ 2,553        $7,200        $10,785       $33,608     $29,211
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and
     credits                                         0.91%     0.92%/(4)/    0.92%/(4)/     0.92%/(4)/    0.91%       0.91%
   Expenses, before waivers, reimbursements and
     credits                                         6.02%     3.21%         2.12%          1.57%         1.35%       1.33%
 Net investment loss, net of waivers,
   reimbursements and credits                       (0.40)%   (0.06)%       (0.54)%        (0.34)%       (0.61)%     (0.66)%
 Net investment loss, before waivers,
   reimbursements and credits                       (5.51)%   (2.35)%       (1.74)%        (0.99)%       (1.05)%     (1.08)%
Portfolio Turnover Rate                             54.52%   275.73%        85.43%        286.92%       263.21%     306.37%

                                                                                   CLASS D
                                                 --------------------------------------------------------------------------
Selected per share data                          2007 /(3)/     2006       2005 /(3)/    2004 /(3)/      2003    2002 /(3)(6)/
-----------------------                          ---------  -------       ---------     ---------      -------   ------------
Net Asset Value, Beginning of Period              $ 10.40   $  9.00        $ 8.06        $  8.11       $  6.17     $  7.23
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment loss                                 (0.04)    (0.06)        (0.08)         (0.07)        (0.07)      (0.07)
Net realized and unrealized gains (losses)           1.36      1.46          1.02           0.02          2.01       (0.99)
   Total from Investment Operations                  1.32      1.40          0.94          (0.05)         1.94       (1.06)
                                                  -------   -------        ------        -------       -------     -------
Net Asset Value, End of Period                    $ 11.72   $ 10.40        $ 9.00        $  8.06       $  8.11     $  6.17
                                                  -------   -------        ------        -------       -------     -------
Total Return /(1)/                                  12.60%    15.56%        11.66%         (0.62)%       31.44%     (14.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $    11   $    18        $   20        $    26       $    56     $    29
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and
     credits                                         1.30%     1.31%/(4)/    1.31%/(4)/     1.31%/(4)/    1.30%       1.30%
   Expenses, before waivers, reimbursements and
     credits                                         6.41%     3.60%         2.51%          1.96%         1.74%       1.72%
 Net investment loss, net of waivers,
   reimbursements and credits...................    (0.79)%   (0.45)%       (0.93)%        (0.73)%       (1.00)%     (1.05)%
 Net investment loss, before waivers,
   reimbursements and credits...................    (5.90)%   (2.74)%       (2.13)%        (1.38)%       (1.44)%     (1.47)%
Portfolio Turnover Rate                             54.52%   275.73%        85.43%        286.92%       263.21%     306.37%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 0.91% and 1.30% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
(5)  Distributions from net investment income were less than $0.01 per share.
(6) For the period June 13, 2002 (commencement of operations) through November 30, 2002.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

SMALL COMPANY INDEX PORTFOLIO

                                                                                       CLASS A
                                                              --------------------------------------------------------
Selected per share data                                         2007     2006      2005   2004 /(3)/ 2003 /(3)/ 2002 /(3)/
-----------------------                                       -------  --------  -------  ---------  ---------  ---------
Net Asset Value, Beginning of Period                          $ 17.52  $  15.12  $ 14.08   $ 12.17    $  9.04   $  10.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.12      0.16     0.18      0.12       0.10       0.10
Net realized and unrealized gains (losses)                       1.33      2.41     0.95      1.95       3.12      (1.18)
   Total from Investment Operations                              1.45      2.57     1.13      2.07       3.22      (1.08)
                                                              -------  --------  -------   -------    -------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                                   (0.13)    (0.17)   (0.09)    (0.16)     (0.09)     (0.11)
       Total Distributions Paid                                 (0.13)    (0.17)   (0.09)    (0.16)     (0.09)     (0.11)
                                                              -------  --------  -------   -------    -------   --------
Net Asset Value, End of Period                                $ 18.84  $  17.52  $ 15.12   $ 14.08    $ 12.17   $   9.04
                                                              -------  --------  -------   -------    -------   --------
Total Return /(1)/                                               8.39%    17.12%    8.08%    17.23%     36.11%    (10.71)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $97,662  $102,484  $73,416   $77,506    $74,400   $165,559
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits          0.31%     0.31%    0.31%     0.31%      0.31%      0.31%
   Expenses, before waivers, reimbursements and credits          0.47%     0.53%    0.55%     0.59%      0.64%      0.59%
   Net investment income, net of waivers, reimbursements and
     credits                                                     1.26%     1.19%    1.11%     0.96%      1.12%      1.07%
   Net investment income, before waivers, reimbursements and
     credits                                                     1.10%     0.97%    0.87%     0.68%      0.79%      0.79%
Portfolio Turnover Rate                                          1.76%    45.99%   33.95%    23.36%     24.61%     30.29%

                                                                                       CLASS D
                                                              --------------------------------------------------------
Selected per share data                                         2007     2006      2005   2004 /(3)/ 2003 /(3)/ 2002 /(3)/
-----------------------                                       -------  --------  -------  ---------  ---------  ---------
Net Asset Value, Beginning of Period                          $ 17.25  $  14.89  $ 13.87   $ 11.98    $  8.92   $  10.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.06      0.08     0.10      0.07       0.06       0.05
Net realized and unrealized gains (losses)                       1.34      2.39     0.97      1.95       3.07      (1.13)
   Total from Investment Operations                              1.40      2.47     1.07      2.02       3.13      (1.08)
                                                              -------  --------  -------   -------    -------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                                   (0.05)    (0.11)   (0.05)    (0.13)     (0.07)     (0.07)
       Total Distributions Paid                                 (0.05)    (0.11)   (0.05)    (0.13)     (0.07)     (0.07)
                                                              -------  --------  -------   -------    -------   --------
Net Asset Value, End of Period                                $ 18.60  $  17.25  $ 14.89   $ 13.87    $ 11.98   $   8.92
                                                              -------  --------  -------   -------    -------   --------
Total Return /(1)/                                               8.19%    16.66%    7.71%    17.00%     35.40%    (10.87)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $   209  $    243  $   373   $   314    $   135   $     93
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits          0.70%     0.70%    0.70%     0.70%      0.70%      0.70%
   Expenses, before waivers, reimbursements and credits          0.86%     0.92%    0.94%     0.98%      1.03%      0.98%
   Net investment income, net of waivers, reimbursements and
     credits                                                     0.87%     0.80%    0.72%     0.57%      0.73%      0.68%
   Net investment income, before waivers, reimbursements and
     credits                                                     0.71%     0.58%    0.48%     0.29%      0.40%      0.40%
Portfolio Turnover Rate                                          1.76%    45.99%   33.95%    23.36%     24.61%     30.29%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

MID CAP GROWTH PORTFOLIO

                                                                                     CLASS A
                                                  -----------------------------------------------------------------------
Selected per share data                            2007 /(3)/    2006 /(3)/  2005 /(3)/    2004 /(3)/ 2003 /(3)/  2002 /(3)/
-----------------------                           ---------      ---------  ---------      ---------  ---------  ---------
Net Asset Value, Beginning of Period               $ 12.26        $ 11.54    $ 10.41        $  9.96    $  7.94    $  8.96
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                            --           0.01      (0.06)         (0.05)     (0.05)     (0.05)
Net realized and unrealized gains (losses)            1.83           0.71       1.19           0.50       2.07      (0.97)
   Total from Investment Operations                   1.83           0.72       1.13           0.45       2.02      (1.02)
                                                   -------        -------    -------        -------    -------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.02)            --         --             --         --         --
       Total Distributions Paid                      (0.02)            --         --             --         --         --
                                                   -------        -------    -------        -------    -------    -------
Net Asset Value, End of Period                     $ 14.07        $ 12.26    $ 11.54        $ 10.41    $  9.96    $  7.94
                                                   -------        -------    -------        -------    -------    -------
Total Return /(1)/                                   14.94%          6.24%     10.85%          4.52%     25.44%    (11.38)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $ 5,821        $ 6,616    $16,998        $24,204    $27,536    $26,288
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and
     credits                                          0.92%/(4)/     0.91%      0.92%/(4)/     0.91%      0.91%      0.93%/(4)/
   Expenses, before waivers, reimbursements and
     credits                                          2.61%          1.68%      1.39%          1.36%      1.30%      1.29%
   Net investment income (loss), net of waivers,
     reimbursements and credits                       0.00%          0.12%     (0.41)%        (0.54)%    (0.57)%    (0.54)%
   Net investment loss, before waivers,
     reimbursements and credits                      (1.69)%        (0.65)%    (0.88)%        (0.99)%    (0.96)%    (0.90)%
Portfolio Turnover Rate                             100.77%        178.56%     98.76%        150.69%    236.64%    153.80%

                                                                                     CLASS C
                                                  -----------------------------------------------------------------------
Selected per share data                            2007 /(3)/    2006 /(3)/  2005 /(3)/    2004 /(3)/ 2003 /(3)/  2002 /(3)/
-----------------------                           ---------      ---------  ---------      ---------  ---------  ---------
Net Asset Value, Beginning of Period               $ 12.08        $ 11.41    $ 10.32        $  9.90    $  7.90    $  8.94
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment loss                                  (0.02)         (0.01)     (0.06)         (0.08)     (0.07)     (0.07)
Net realized and unrealized gains (losses)            1.80           0.68       1.15           0.50       2.07      (0.97)
   Total from Investment Operations                   1.78           0.67       1.09           0.42       2.00      (1.04)
                                                   -------        -------    -------        -------    -------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.02)            --         --             --         --         --
       Total Distributions Paid                      (0.02)            --         --             --         --         --
                                                   -------        -------    -------        -------    -------    -------
Net Asset Value, End of Period                     $ 13.84        $ 12.08    $ 11.41        $ 10.32    $  9.90    $  7.90
                                                   -------        -------    -------        -------    -------    -------
Total Return /(1)/                                   14.75%          5.87%     10.56%          4.24%     25.32%    (11.63)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $    28        $    25    $ 5,300        $ 4,083    $ 3,186    $ 1,146
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and
     credits                                          1.16%/(4)/     1.15%      1.16%/(4)/     1.15%      1.15%      1.17%/(4)/
   Expenses, before waivers, reimbursements and
     credits                                          2.85%          1.92%      1.63%          1.60%      1.54%      1.53%
   Net investment loss, net of waivers,
     reimbursements and credits                      (0.24)%        (0.12)%    (0.65)%        (0.78)%    (0.81)%    (0.78)%
   Net investment loss, before waivers,
     reimbursements and credits                      (1.93)%        (0.89)%    (1.12)%        (1.23)%    (1.20)%    (1.14)%
Portfolio Turnover Rate                             100.77%        178.56%     98.76%        150.69%    236.64%    153.80%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

MID CAP GROWTH PORTFOLIO

                                                                                    CLASS D
                                                 -----------------------------------------------------------------------
Selected per share data                            2007 /(3)/    2006 /(3)/  2005 /(3)/   2004 /(3)/ 2003 /(3)/  2002 /(3)/
-----------------------                          -----------     ---------  ---------     ---------  ---------  ---------
Net Asset Value, Beginning of Period               $ 11.97        $ 11.32    $10.25        $  9.85    $  7.88    $  8.93
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment loss                                  (0.02)         (0.04)    (0.10)         (0.09)     (0.08)     (0.08)
Net realized and unrealized gains (losses)            1.77           0.69      1.17           0.49       2.05      (0.97)
   Total from Investment Operations                   1.75           0.65      1.07           0.40       1.97      (1.05)
                                                   -------        -------    ------        -------    -------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.02)            --        --             --         --         --
       Total Distributions Paid                      (0.02)            --        --             --         --         --
                                                   -------        -------    ------        -------    -------    -------
Net Asset Value, End of Period                     $ 13.70        $ 11.97    $11.32        $ 10.25    $  9.85    $  7.88
                                                   -------        -------    ------        -------    -------    -------
Total Return /(1)/                                   14.63%          5.74%    10.44%          4.06%     25.00%    (11.76)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $    34        $    40    $  144        $   443    $   264    $   195
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and
     credits                                          1.31%/(4)/     1.30%     1.31%/(4)/     1.30%      1.30%      1.32%/(4)/
   Expenses, before waivers, reimbursements and
     credits                                          3.00%          2.07%     1.78%          1.75%      1.69%      1.68%
   Net investment loss, net of waivers,
     reimbursements and credits                      (0.39)%        (0.27)%   (0.80)%        (0.93)%    (0.96)%    (0.93)%
   Net investment loss, before waivers,
     reimbursements and credits                      (2.08)%        (1.04)%   (1.27)%        (1.38)%    (1.35)%    (1.29)%
Portfolio Turnover Rate                             100.77%        178.56%    98.76%        150.69%    236.64%    153.80%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FOCUSED GROWTH PORTFOLIO

                                                                                    CLASS A
                                                         -----------------------------------------------------------
Selected per share data                                  2007 /(3)/   2006   2005 /(3)/   2004    2003 /(3)/ 2002 /(3)/
-----------------------                                  ---------  -------  ---------  --------  ---------  ---------
Net Asset Value, Beginning of Period                      $ 13.33   $ 12.46  $  11.67   $  11.23  $  10.26   $  12.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 0.04      0.07      0.04       0.06        --      (0.02)
Net realized and unrealized gains (losses)                   1.23      0.84      0.81       0.38      0.97      (2.44)
   Total from Investment Operations                          1.27      0.91      0.85       0.44      0.97      (2.46)
                                                          -------   -------  --------   --------  --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                               (0.07)    (0.04)    (0.06)        --        --         --
       Total Distributions Paid                             (0.07)    (0.04)    (0.06)        --        --         --
                                                          -------   -------  --------   --------  --------   --------
Net Asset Value, End of Period                            $ 14.53   $ 13.33  $  12.46   $  11.67  $  11.23   $  10.26
                                                          -------   -------  --------   --------  --------   --------
Total Return /(1)/                                           9.58%     7.29%     7.35%      3.92%     9.45%    (19.34)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $93,620   $95,041  $150,994   $183,444  $210,064   $202,117
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits      0.86%     0.86%     0.86%      0.86%     0.86%      0.88%
   Expenses, before waivers, reimbursements and credits      1.06%     1.06%     1.01%      1.01%     1.00%      1.09%
   Net investment income (loss), net of waivers,
     reimbursements and credits                              0.65%     0.48%     0.26%      0.52%    (0.03)%    (0.17)%
   Net investment income (loss), before waivers
     reimbursements and credits                              0.45%     0.28%     0.11%      0.37%    (0.17)%    (0.38)%
Portfolio Turnover Rate                                     55.81%   151.02%   178.43%    189.01%   202.69%    148.40%

                                                                                    CLASS C
                                                         -----------------------------------------------------------
Selected per share data                                  2007 /(3)/   2006   2005 /(3)/   2004    2003 /(3)/ 2002 /(3)/
-----------------------                                  ---------  -------  ---------  --------  ---------  ---------
Net Asset Value, Beginning of Period                      $ 12.98   $ 12.23  $  11.45   $  11.05  $  10.12   $  12.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 0.01     (0.07)       --       0.03        --      (0.05)
Net realized and unrealized gains (losses)                   1.21      0.86      0.82       0.37      0.93      (2.40)
   Total from Investment Operations                          1.22      0.79      0.82       0.40      0.93      (2.45)
                                                          -------   -------  --------   --------  --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                               (0.05)    (0.04)    (0.04)        --        --         --
       Total Distributions Paid                             (0.05)    (0.04)    (0.04)        --        --         --
                                                          -------   -------  --------   --------  --------   --------
Net Asset Value, End of Period                            $ 14.15   $ 12.98  $  12.23   $  11.45  $  11.05   $  10.12
                                                          -------   -------  --------   --------  --------   --------
Total Return /(1)/                                           9.43%     6.44%     7.16%      3.62%     9.30%    (19.57)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $   124   $    92  $  7,779   $ 15,926  $ 16,153   $  7,247
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits      1.10%     1.10%     1.10%      1.10%     1.10%      1.12%
   Expenses, before waivers, reimbursements and credits      1.30%     1.30%     1.25%      1.25%     1.24%      1.33%
   Net investment income (loss), net of waivers,
     reimbursements and credits                              0.41%     0.24%     0.02%      0.28%    (0.27)%    (0.41)%
   Net investment income (loss), before waivers,
     reimbursements and credits                              0.21%     0.04%    (0.13)%     0.13%    (0.41)%    (0.62)%
Portfolio Turnover Rate                                     55.81%   151.02%   178.43%    189.01%   202.69%    148.40%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

FOCUSED GROWTH PORTFOLIO

                                                                                            CLASS D
                                                                 ------------------------------------------------------------
Selected per share data                                          2007 /(3)/   2006    2005 /(3)/   2004    2003 /(3)/ 2002 /(3)/
-----------------------                                          ---------  -------   ---------  -------   ---------  ---------
Net Asset Value, Beginning of Period                              $12.68    $ 11.90    $ 11.15   $ 10.78    $  9.89    $ 12.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        0.01      (0.08)     (0.02)     0.01      (0.01)     (0.06)
Net realized and unrealized gains (losses)                          1.18       0.90       0.79      0.36       0.90      (2.35)
   Total from Investment Operations                                 1.19       0.82       0.77      0.37       0.89      (2.41)
                                                                  ------    -------    -------   -------    -------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                                      (0.01)     (0.04)     (0.02)       --         --         --
       Total Distributions Paid                                    (0.01)     (0.04)     (0.02)       --         --         --
                                                                  ------    -------    -------   -------    -------    -------
Net Asset Value, End of Period                                    $13.86    $ 12.68    $ 11.90   $ 11.15    $ 10.78    $  9.89
                                                                  ------    -------    -------   -------    -------    -------
Total Return /(1)/                                                  9.40%      6.87%      6.95%     3.43%      9.11%    (19.67)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                           $  143    $   139    $   231   $ 1,362    $ 1,800    $   984
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits             1.25%      1.25%      1.25%     1.25%      1.25%      1.27%
   Expenses, before waivers, reimbursements and credits             1.45%      1.45%      1.40%     1.40%      1.39%      1.48%
   Net investment income (loss), net of waivers, reimbursements
     and credits                                                    0.26%      0.09%     (0.13)%    0.13%     (0.42)%    (0.56)%
   Net investment income (loss), before waivers,
     reimbursements and credits                                     0.06%     (0.11)%    (0.28)%   (0.02)%    (0.56)%    (0.77)%
Portfolio Turnover Rate                                            55.81%    151.02%    178.43%   189.01%    202.69%    148.40%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

DIVERSIFIED GROWTH PORTFOLIO

                                                                                   CLASS A
                                                  -------------------------------------------------------------------
Selected per share data                           2007 /(3)/ 2006 /(3)/  2005 /(3)/      2004          2003      2002
-----------------------                           ---------  ---------  ---------      -------       -------   ---------
Net Asset Value, Beginning of Period               $  8.09    $  8.30    $  7.58       $  7.09       $  6.17    $  7.52
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                                 0.04       0.07       0.05          0.06          0.04       0.04
Net realized and unrealized gains (losses)            0.75       0.57       0.73          0.47          0.91      (1.36)
   Total from Investment Operations                   0.79       0.64       0.78          0.53          0.95      (1.32)
                                                   -------    -------    -------       -------       -------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.07)     (0.06)     (0.06)        (0.04)        (0.03)     (0.03)
   From net realized gains                           (0.53)     (0.79)        --            --            --         --
       Total Distributions Paid                      (0.60)     (0.85)     (0.06)        (0.04)        (0.03)     (0.03)
                                                   -------    -------    -------       -------       -------    -------
Net Asset Value, End of Period                     $  8.28    $  8.09    $  8.30       $  7.58       $  7.09    $  6.17
                                                   -------    -------    -------       -------       -------    -------
Total Return /(1)/                                   10.36%      8.36%     10.33%         7.47%        15.58%    (17.62)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $53,082    $42,505    $38,154       $44,967       $59,580    $66,371
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and
     credits                                          0.76%      0.76%      0.77%/(4)/    0.77%/(4)/    0.76%      0.73%/(5)/
   Expenses, before waivers, reimbursements and
     credits                                          1.06%      1.15%      1.08%         1.03%         0.97%      0.97%
   Net investment income, net of waivers,
     reimbursements and credits                       1.11%      0.96%      0.64%         0.64%         0.53%      0.49%
   Net investment income, before waivers,
     reimbursements and credits                       0.81%      0.57%      0.33%         0.38%         0.32%      0.25%
Portfolio Turnover Rate                              53.93%    123.43%     49.34%       102.83%       104.96%     55.31%

                                                                                   CLASS D
                                                  -------------------------------------------------------------------
Selected per share data                           2007 /(3)/ 2006 /(3)/  2005 /(3)/      2004          2003     2002 /(6)/
-----------------------                           ---------  ---------  ---------      -------       -------   ---------
Net Asset Value, Beginning of Period               $  7.73    $  7.95    $  7.27       $  6.81       $  5.93    $  7.23
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                                 0.03       0.04       0.01          0.04            --       0.03
Net realized and unrealized gains (losses)            0.71       0.54       0.70          0.43          0.89      (1.33)
   Total from Investment Operations                   0.74       0.58       0.71          0.47          0.89      (1.30)
                                                   -------    -------    -------       -------       -------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.06)     (0.01)     (0.03)        (0.01)        (0.01)        --
   From net realized gains                           (0.53)     (0.79)        --            --            --         --
       Total Distributions Paid                      (0.59)     (0.80)     (0.03)        (0.01)        (0.01)        --
                                                   -------    -------    -------       -------       -------    -------
Net Asset Value, End of Period                     $  7.88    $  7.73    $  7.95       $  7.27       $  6.81    $  5.93
                                                   -------    -------    -------       -------       -------    -------
Total Return /(1)/                                   10.13%      7.87%      9.82%         6.99%        15.07%    (17.98)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $   555    $   195    $   136       $   524       $   448    $   397
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and
     credits                                          1.15%      1.15%      1.16%/(4)/    1.16%/(4)/    1.15%      1.12%/(5)/
   Expenses, before waivers, reimbursements and
     credits                                          1.45%      1.54%      1.47%         1.42%         1.36%      1.36%
   Net investment income, net of waivers,
     reimbursements and credits                       0.72%      0.57%      0.25%         0.25%         0.14%      0.10%
   Net investment income (loss), before waivers,
     reimbursements and credits                       0.42%      0.18%     (0.06)%       (0.01)%       (0.07)%    (0.14)%
Portfolio Turnover Rate                              53.93%    123.43%     49.34%       102.83%       104.96%     55.31%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers, reimbursements and credits, for the years would have been 0.76% and 1.15% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
(5) Expense ratios, net of waivers, reimbursements and credits, for the year would have been 0.72% and 1.11% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
(6)  Distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

EQUITY INDEX PORTFOLIO

                                                                                    CLASS A
                                                          ----------------------------------------------------------
Selected per share data                                     2007    2006 /(3)/ 2005 /(3)/ 2004 /(3)/ 2003 /(3)/    2002
-----------------------                                   --------  ---------  ---------  ---------  ---------  --------
Net Asset Value, Beginning of Period                      $  17.17  $  15.89   $  15.11   $  13.66   $  12.36   $  15.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.14      0.27       0.26       0.26       0.19       0.18
Net realized and unrealized gains (losses)                    1.54      1.87       0.97       1.46       1.57      (2.68)
   Total from Investment Operations                           1.68      2.14       1.23       1.72       1.76      (2.50)
                                                          --------  --------   --------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                                (0.15)    (0.28)     (0.25)     (0.26)     (0.24)     (0.19)
   From net realized gains                                   (0.83)    (0.58)     (0.20)     (0.01)     (0.22)     (0.52)
       Total Distributions Paid                              (0.98)    (0.86)     (0.45)     (0.27)     (0.46)     (0.71)
                                                          --------  --------   --------   --------   --------   --------
Net Asset Value, End of Period                            $  17.87  $  17.17   $  15.89   $  15.11   $  13.66   $  12.36
                                                          --------  --------   --------   --------   --------   --------
Total Return /(1)/                                           10.23%    14.03%      8.28%     12.66%     14.78%    (16.69)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $829,699  $725,157   $746,734   $693,670   $637,603   $797,850
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits       0.21%     0.21%      0.21%      0.21%      0.21%      0.21%
   Expenses, before waivers, reimbursements and credits       0.25%     0.28%      0.34%      0.34%      0.35%      0.37%
   Net investment income, net of waivers, reimbursements
     and credits                                              1.77%     1.72%      1.70%      1.82%      1.59%      1.34%
   Net investment income, before waivers, reimbursements
     and credits                                              1.73%     1.65%      1.57%      1.69%      1.45%      1.18%
Portfolio Turnover Rate                                      14.27%    17.12%     18.74%     11.93%     16.04%     26.53%

                                                                                    CLASS C
                                                          ----------------------------------------------------------
Selected per share data                                     2007    2006 /(3)/ 2005 /(3)/ 2004 /(3)/ 2003 /(3)/    2002
-----------------------                                   --------  ---------  ---------  ---------  ---------  --------
Net Asset Value, Beginning of Period                      $  17.09  $  15.82   $  15.05   $  13.60   $  12.31   $  15.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.13      0.24       0.22       0.24       0.16       0.14
Net realized and unrealized gains (losses)                    1.52      1.85       0.97       1.44       1.56      (2.66)
   Total from Investment Operations                           1.65      2.09       1.19       1.68       1.72      (2.52)
                                                          --------  --------   --------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                                (0.13)    (0.24)     (0.22)     (0.22)     (0.21)     (0.16)
   From net realized gains                                   (0.83)    (0.58)     (0.20)     (0.01)     (0.22)     (0.52)
       Total Distributions Paid                              (0.96)    (0.82)     (0.42)     (0.23)     (0.43)     (0.68)
                                                          --------  --------   --------   --------   --------   --------
Net Asset Value, End of Period                            $  17.78  $  17.09   $  15.82   $  15.05   $  13.60   $  12.31
                                                          --------  --------   --------   --------   --------   --------
Total Return /(1)/                                           10.09%    13.76%      8.00%     12.36%     14.56%    (16.89)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $ 27,788  $ 26,677   $ 24,892   $ 38,536   $ 27,885   $ 47,325
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits       0.45%     0.45%      0.45%      0.45%      0.45%      0.45%
   Expenses, before waivers, reimbursements and credits       0.49%     0.52%      0.58%      0.58%      0.59%      0.61%
   Net investment income, net of waivers, reimbursements
     and credits                                              1.53%     1.48%      1.46%      1.58%      1.35%      1.10%
   Net investment income, before waivers, reimbursements
     and credits                                              1.49%     1.41%      1.33%      1.45%      1.21%      0.94%
Portfolio Turnover Rate                                      14.27%    17.12%     18.74%     11.93%     16.04%     26.53%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

EQUITY INDEX PORTFOLIO

                                                                                       CLASS D
                                                              -------------------------------------------------------
Selected per share data                                        2007   2006 /(3)/ 2005 /(3)/ 2004 /(3)/ 2003 /(3)/   2002
-----------------------                                       ------  ---------  ---------  ---------  ---------  -------
Net Asset Value, Beginning of Period                          $17.06   $15.79     $ 15.02    $ 13.59    $12.30    $ 15.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.11     0.21        0.20       0.21      0.15       0.14
Net realized and unrealized gains (losses)                      1.52     1.85        0.96       1.44      1.55      (2.69)
   Total from Investment Operations                             1.63     2.06        1.16       1.65      1.70      (2.55)
                                                              ------   ------     -------    -------    ------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                                  (0.11)   (0.21)      (0.19)     (0.21)    (0.19)     (0.14)
   From net realized gains                                     (0.83)   (0.58)      (0.20)     (0.01)    (0.22)     (0.52)
       Total Distributions Paid                                (0.94)   (0.79)      (0.39)     (0.22)    (0.41)     (0.66)
                                                              ------   ------     -------    -------    ------    -------
Net Asset Value, End of Period                                $17.75   $17.06     $ 15.79    $ 15.02    $13.59    $ 12.30
                                                              ------   ------     -------    -------    ------    -------
Total Return /(1)/                                             10.02%   13.57%       7.84%     12.16%    14.37%    (17.05)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $4,728   $4,617     $10,385    $12,400    $7,569    $ 5,397
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits         0.60%    0.60%       0.60%      0.60%     0.60%      0.60%
   Expenses, before waivers, reimbursements and credits         0.64%    0.67%       0.73%      0.73%     0.74%      0.76%
   Net investment income, net of waivers, reimbursements and
     credits                                                    1.38%    1.33%       1.31%      1.43%     1.20%      0.95%
   Net investment income, before waivers, reimbursements and
     credits                                                    1.34%    1.26%       1.18%      1.30%     1.06%      0.79%
Portfolio Turnover Rate                                        14.27%   17.12%      18.74%     11.93%    16.04%     26.53%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

BALANCED PORTFOLIO

                                                                                        CLASS A
                                                              ---------------------------------------------------------
Selected per share data                                         2007     2006      2005    2004 /(3)/ 2003 /(3)/ 2002 /(4)/
-----------------------                                       -------  --------  --------  ---------  ---------  ---------
Net Asset Value, Beginning of Period                          $ 12.61  $  12.63  $  12.11  $  11.70   $  10.65    $ 11.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.19      0.28      0.23      0.19       0.18       0.24
Net realized and unrealized gains (losses)                       0.71      0.52      0.62      0.41       1.05      (1.08)
   Total from Investment Operations                              0.90      0.80      0.85      0.60       1.23      (0.84)
                                                              -------  --------  --------  --------   --------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                                   (0.19)    (0.27)    (0.23)    (0.19)     (0.18)     (0.27)
   From net realized gains                                      (0.43)    (0.55)    (0.10)       --         --         --
       Total Distributions Paid                                 (0.62)    (0.82)    (0.33)    (0.19)     (0.18)     (0.27)
                                                              -------  --------  --------  --------   --------    -------
Net Asset Value, End of Period                                $ 12.89  $  12.61  $  12.63  $  12.11   $  11.70    $ 10.65
                                                              -------  --------  --------  --------   --------    -------
Total Return /(1)/                                               7.35%     6.74%     7.14%     5.14%     11.69%     (7.26)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $61,425  $125,172  $130,166  $128,318   $129,674    $88,438
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits          0.61%     0.61%     0.61%     0.61%      0.61%      0.61%
   Expenses, before waivers, reimbursements and credits          0.80%     0.79%     0.78%     0.78%      0.79%      0.86%
   Net investment income, net of waivers, reimbursements and
     credits                                                     2.41%     2.23%     1.90%     1.63%      1.61%      2.21%
   Net investment income, before waivers, reimbursements and
     credits                                                     2.22%     2.05%     1.73%     1.46%      1.43%      1.96%
Portfolio Turnover Rate                                         71.61%   200.30%   119.58%   133.25%    147.53%    133.42%

                                                                                        CLASS C
                                                              ---------------------------------------------------------
Selected per share data                                         2007     2006      2005    2004 /(3)/ 2003 /(3)/ 2002 /(4)/
-----------------------                                       -------  --------  --------  ---------  ---------  ---------
Net Asset Value, Beginning of Period                          $ 12.61  $  12.63  $  12.11  $  11.70   $  10.64    $ 11.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                            0.14      0.25      0.21      0.17       0.16       0.21
Net realized and unrealized gains (losses)                       0.74      0.52      0.61      0.40       1.05      (1.09)
   Total from Investment Operations                              0.88      0.77      0.82      0.57       1.21      (0.88)
                                                              -------  --------  --------  --------   --------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                                   (0.17)    (0.24)    (0.20)    (0.16)     (0.15)     (0.24)
   From net realized gains                                      (0.43)    (0.55)    (0.10)       --         --         --
       Total Distributions Paid                                 (0.60)    (0.79)    (0.30)    (0.16)     (0.15)     (0.24)
                                                              -------  --------  --------  --------   --------    -------
Net Asset Value, End of Period                                $ 12.89  $  12.61  $  12.63  $  12.11   $  11.70    $ 10.64
                                                              -------  --------  --------  --------   --------    -------
Total Return /(1)/                                               7.22%     6.57%     6.80%     4.90%     11.54%     (7.56)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $ 4,929  $  4,306  $  4,518  $  4,987   $  1,098    $   860
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits          0.85%     0.85%     0.85%     0.85%      0.85%      0.85%
   Expenses, before waivers, reimbursements and credits          1.04%     1.03%     1.02%     1.02%      1.03%      1.10%
   Net investment income, net of waivers, reimbursements and
     credits                                                     2.17%     1.99%     1.66%     1.39%      1.37%      1.97%
   Net investment income, before waivers, reimbursements and
     credits                                                     1.98%     1.81%     1.49%     1.22%      1.19%      1.72%
Portfolio Turnover Rate                                         71.61%   200.30%   119.58%   133.25%    147.53%    133.42%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.
(4) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)  SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                         OR FISCAL YEARS ENDED NOVEMBER 30,


BALANCED PORTFOLIO

                                                                                              CLASS D
                                                                      ------------------------------------------------------
Selected per share data                                                2007     2006     2005   2004 /(3)/ 2003 /(3)/ 2002 /(4)/
-----------------------                                               ------  -------  -------  ---------  ---------  ---------
Net Asset Value, Beginning of Period                                  $12.52  $ 12.54  $ 12.03   $ 11.62    $ 10.58    $ 11.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                   0.13     0.23     0.20      0.15       0.13       0.19
Net realized and unrealized gains (losses)                              0.73     0.53     0.59      0.40       1.05      (1.08)
   Total from Investment Operations                                     0.86     0.76     0.79      0.55       1.18      (0.89)
                                                                      ------  -------  -------   -------    -------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                                          (0.16)   (0.23)   (0.18)    (0.14)     (0.14)     (0.22)
   From net realized gains                                             (0.43)   (0.55)   (0.10)       --         --         --
       Total Distributions Paid                                        (0.59)   (0.78)   (0.28)    (0.14)     (0.14)     (0.22)
                                                                      ------  -------  -------   -------    -------    -------
Net Asset Value, End of Period                                        $12.79  $ 12.52  $ 12.54   $ 12.03    $ 11.62    $ 10.58
                                                                      ------  -------  -------   -------    -------    -------
Total Return /(1)/                                                      7.11%    6.38%    6.65%     4.79%     11.24%     (7.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                               $  198  $   254  $   254   $   486    $   333    $   317
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits                 1.00%    1.00%    1.00%     1.00%      1.00%      1.00%
   Expenses, before waivers, reimbursements and credits                 1.19%    1.18%    1.17%     1.17%      1.18%      1.25%
   Net investment income, net of waivers, reimbursements and credits    2.02%    1.84%    1.51%     1.24%      1.22%      1.82%
   Net investment income, before waivers, reimbursements and
     credits                                                            1.83%    1.66%    1.34%     1.07%      1.04%      1.57%
Portfolio Turnover Rate                                                71.61%  200.30%  119.58%   133.25%    147.53%    133.42%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.
(4) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS      MAY 31, 2007 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

                                                         NUMBER    VALUE
                                                        OF SHARES ( 000S)
                                                        --------- -------
      COMMON STOCKS - 97.0%
      Australia - 4.8%
         Boral Ltd. +                                     252,846 $ 1,847
         Cochlear Ltd. +                                   59,316   3,056
         Suncorp-Metway Ltd.                              238,055   4,171
         Woolworths Ltd. +                                101,939   2,322
                                                                  -------
                                                                   11,396
                                                                  -------
      Canada - 0.9%
         Bombardier, Inc., Class B *                      452,400   2,250
                                                                  -------
      China - 1.2%
         Bank of China Ltd. +                           5,961,000   2,924
                                                                  -------
      Finland - 2.3%
         Nokia OYJ                                        204,539   5,601
                                                                  -------
      France - 6.9%
         Accor S.A.                                        23,282   2,165
         Alstom +                                          24,060   3,811
         AXA S.A.                                         106,214   4,643
         Gemalto NV * +                                    66,804   1,646
         L'Oreal S.A. +                                    36,857   4,379
                                                                  -------
                                                                   16,644
                                                                  -------
      Germany - 14.2%
         DaimlerChrysler A.G. (Registered)                 56,760   5,205
         Deutsche Bank A.G. (Registered) +                 21,560   3,280
         Deutsche Telekom A.G. (Registered) +             243,675   4,518
         E.ON A.G.                                         33,664   5,534
         Linde A.G. +                                      32,404   3,581
         MAN A.G. +                                        16,951   2,460
         Merck KGaA +                                      27,972   3,682
         Metro A.G.                                        45,866   3,710
         ThyssenKrupp A.G.                                 37,308   2,180
                                                                  -------
                                                                   34,150
                                                                  -------
      Greece - 1.5%
         National Bank of Greece S.A.                      61,020   3,644
                                                                  -------
      Ireland - 1.3%
         Allied Irish Banks PLC                           103,513   3,123
                                                                  -------
      Italy - 8.6%
         ENI S.p.A.                                       114,438   4,047
         Finmeccanica S.p.A. +                            124,420   3,914
         Lottomatica S.p.A. +                              94,708   4,125
         UniCredito Italiano S.p.A. (Milan Exchange) +    532,623   4,999
         Unione di Banche Italiane SCPA +                 127,098   3,645
                                                                  -------
                                                                   20,730
                                                                  -------
      Japan - 13.7%
         East Japan Railway Co.                               504   3,893
         Fanuc Ltd.                                        37,300   3,562
         Kirin Brewery Co. Ltd.                           233,000   3,608
         Mizuho Financial Group, Inc.                         627   4,436
         Nippon Telegraph & Telephone Corp.                   706   3,325
         Shiseido Co. Ltd.                                168,000   3,610
         Sony Corp.                                        78,100   4,499
         Toyota Motor Corp.                                99,500   5,969
                                                                  -------
                                                                   32,902
                                                                  -------
      Netherlands - 3.2%
         Qiagen N.V. * +                                  200,079   3,492
         Royal Dutch Shell PLC, Class B
           (London Exchange)                              112,573   4,253
                                                                  -------
                                                                    7,745
                                                                  -------
      Norway - 0.9%
         Petroleum Geo-Services ASA * +                    84,400   2,120
                                                                  -------
      Singapore - 1.4%
         CapitaLand Ltd.                                  297,000   1,604
         Cosco Corp. Singapore Ltd.                       932,000   1,629
                                                                  -------
                                                                    3,233
                                                                  -------
      Spain - 1.4%
      Banco Santander Central Hispano S.A. +              171,201   3,290
                                                                  -------
      Sweden - 2.6%
         Assa Abloy AB, Class B                           141,109   3,171
         Autoliv, Inc. SDR +                               51,136   3,038
                                                                  -------
                                                                    6,209
                                                                  -------
      Switzerland - 10.3%
         Julius Baer Holding A.G. (Registered)             25,855   1,968
         Logitech International S.A. (Registered) *        57,860   1,535
         Nestle S.A. (Registered)                          14,020   5,460
         Roche Holding A.G. (Genusschein)                  28,747   5,277
         Schindler Holding A.G.                            28,422   1,865
         Swiss Life Holding (Registered)                   10,161   2,736
         Syngenta A.G. (Registered)                        18,633   3,508
         Xstrata PLC                                       42,842   2,462
                                                                  -------
                                                                   24,811
                                                                  -------
      United Kingdom - 21.8%
         Barclays PLC                                     229,899   3,287
         BHP Billiton PLC                                 137,630   3,352
         BT Group PLC                                     669,908   4,371
         Carillion PLC                                    223,157   1,904
         Carnival PLC                                      69,561   3,606

--------
See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO (continued)

                                                                       NUMBER     VALUE
                                                                      OF SHARES   (000S)
                                                                     ----------- --------
COMMON STOCKS - 97.0% - CONTINUED
United Kingdom - 21.8% - (continued)
   Centrica PLC                                                          509,508 $  3,867
   Diageo PLC                                                            208,692    4,451
   GlaxoSmithKline PLC                                                   169,311    4,392
   ITV PLC                                                             1,558,132    3,619
   Lloyds TSB Group PLC                                                  389,296    4,432
   Lonmin PLC                                                             22,876    1,797
   Marks & Spencer Group PLC                                             152,907    2,116
   Prudential PLC                                                        159,812    2,394
   Smith & Nephew PLC                                                    155,358    1,907
   Vodafone Group PLC                                                  1,551,271    4,853
   WPP Group PLC                                                         130,307    1,927
                                                                                 --------
                                                                                   52,275
                                                                                 --------
Total Common Stocks
(Cost $192,220)                                                                   233,047

INVESTMENT COMPANY - 21.2%
   Northern Institutional Funds - Liquid Assets Portfolio /(1) (2)/   50,940,545   50,940
                                                                                 --------
Total Investment Company
(Cost $50,940)                                                                     50,940

                                                                      PRINCIPAL
                                                                       AMOUNT     VALUE
                                                                       (000S)     (000S)
                                                                     ----------- --------
SHORT-TERM INVESTMENT - 0.1%
   Rabobank Nederland, Grand Cayman, Eurodollar Time Deposit,
     5.31%, 6/1/07                                                   $       185      185
                                                                                 --------
Total Short-Term Investment
(Cost $185)                                                                           185
Total Investments - 118.3%
(Cost $243,345)                                                                   284,172
   Liabilities less Other Assets - (18.3)%                                        (43,888)
                                                                                 --------
NET ASSETS - 100.0%                                                              $240,284

At May 31, 2007, the industry sectors for the International Growth Portfolio were:

                                              % OF LONG TERM
                   INDUSTRY SECTOR             INVESTMENTS
                   ---------------            --------------
                   Consumer Discretionary          15.6%
                   Consumer Staples                11.8
                   Energy                           4.5
                   Financials                      23.4
                   Health Care                      9.4
                   Industrials                     12.2
                   Information Technology           3.8
                   Materials                        8.0
                   Telecommunication Services       7.3
                   Utilities                        4.0
                                                  -----
                   Total                          100.0%

At May 31, 2007, the International Growth Portfolio's investments were denominated in the following currencies:

                  CONCENTRATION BY CURRENCY         PERCENTAGE
                  -------------------------         ----------
                  Euro                                 38.9%
                  British Pound                        25.3
                  Japanese Yen                         14.1
                  Swiss Franc                           9.6
                  All other currencies less than 5%    12.1
                                                      -----
                  Total                               100.0%

At May 31, 2007, the International Growth Portfolio had outstanding forward foreign currency exchange contracts as follows:

                               AMOUNT       IN       AMOUNT
                               (LOCAL    EXCHANGE    (LOCAL              UNREALIZED
                              CURRENCY)    FOR      CURRENCY) SETTLEMENT    LOSS
CONTRACTS TO DELIVER CURRENCY  (000S)    CURRENCY    (000S)      DATE      (000S)
----------------------------- --------- ----------- --------- ---------- ----------
      Australian Dollar         2,017   U.S. Dollar   1,657     6/1/07      $(13)

--------
(1)  Investment in affiliated Portfolio
(2) Investment relates to cash collateral received from portfolio securities loaned.
 *   Non-Income Producing Security
 +   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                           NUMBER   VALUE
                                                          OF SHARES (000S)
                                                          --------- ------
      COMMON STOCKS - 96.9%
      Australia - 5.9%
         ABC Learning Centres Ltd. +                        3,301   $   20
         AGL Energy Ltd. +                                  5,275       67
         Alinta Ltd.                                        5,375       68
         Alumina Ltd. +                                    14,109       91
         Amcor Ltd. +                                      10,667       66
         AMP Ltd. +                                        23,376      196
         Ansell Ltd.                                        1,440       15
         APN News & Media Ltd.                              2,226       11
         Aristocrat Leisure Ltd. +                          4,342       55
         Australia & New Zealand Banking Group Ltd. +      23,478      561
         Australian Stock Exchange Ltd. +                   2,208       89
         AXA Asia Pacific Holdings Ltd. +                   8,827       56
         Babcock & Brown International Pty Ltd. +           3,018       80
         BHP Billiton Ltd. +                               44,284    1,156
         Billabong International Ltd. +                     1,509       23
         BlueScope Steel Ltd. +                             9,539       87
         Boral Ltd. +                                       7,225       53
         Brambles Ltd. * +                                 19,324      205
         Caltex Australia Ltd.                              1,771       38
         Centro Properties Group +                         10,949       86
         CFS Gandel Retail Trust                           13,825       28
         Challenger Financial Services Group Ltd. +         2,961       14
         Coca-Cola Amatil Ltd. +                            7,036       55
         Cochlear Ltd. +                                      718       37
         Coles Myer Ltd. +                                 14,204      194
         Commonwealth Bank of Australia +                  16,266      746
         Commonwealth Property Office Fund +               11,582       16
         Computershare Ltd. +                               5,857       55
         CSL Ltd. +                                         2,339      173
         CSR Ltd. +                                         8,400       25
         DB RREEF Trust +                                  30,141       49
         Downer EDI Ltd.                                    1,909       12
         Fortescue Metals Group Ltd. *                      1,313       41
         Foster's Group Ltd.                               26,136      138
         Futuris Corp. Ltd. +                               5,005       11
         Goodman Fielder Ltd.                               9,902       21
         GPT Group                                         27,044      115
         Harvey Norman Holdings Ltd. +                      4,700       20
         Iluka Resources Ltd. +                             2,161       11
         ING Industrial Fund +                              7,254       15
         Insurance Australia Group Ltd. +                  22,142      109
         Investa Property Group                            18,360       47
         John Fairfax Holdings Ltd. +                      16,377       66
         Leighton Holdings Ltd. +                           1,899       70
         Lend Lease Corp. Ltd.                              4,555       75
         Lion Nathan Ltd. +                                 2,500       19
         Macquarie Airports Management Ltd.                 6,369       22
         Macquarie Bank Ltd. +                              3,123      227
         Macquarie Communications Infrastructure Group +    4,230       24
         Macquarie Goodman Group +                         18,171      108
         Macquarie Infrastructure Group +                  31,941       98
         Macquarie Office Trust                            25,125       35
         Mirvac Group +                                    11,894       57
         Multiplex Group +                                  5,964       24
         National Australia Bank Ltd. +                    20,224      712
         Newcrest Mining Ltd. +                             3,925       72
         OneSteel Ltd.                                      4,560       25
         Orica Ltd. +                                       3,744       97
         Origin Energy Ltd. +                              11,097       81
         Pacific Brands Ltd.                                4,000       11
         Paladin Resources Ltd. * +                         7,321       53
         PaperlinX Ltd.                                     3,700       13
         Perpetual Ltd. +                                     534       36
         Publishing & Broadcasting Ltd.                     5,936      107
         Qantas Airways Ltd.                               11,373       54
         QBE Insurance Group Ltd. +                        10,704      277
         Rinker Group Ltd. +                               11,464      182
         Rio Tinto Ltd. +                                   3,551      281
         Santos Ltd. +                                      7,478       83
         Sonic Healthcare Ltd. +                            3,183       38
         Stockland                                         18,211      133
         Stockland * +                                        332        2
         Suncorp-Metway Ltd. +                             11,487      201
         Symbion Health Ltd. +                              6,769       24
         TABCORP Holdings Ltd. +                            6,748       99
         Tattersall's Ltd. +                               13,170       52
         Telstra Corp. Ltd.                                35,562      143
         Telstra Corp. Ltd.                                18,991       53
         Toll Holdings Ltd. +                               6,814      130
         Transurban Group +                                13,856       96
         Wesfarmers Ltd. +                                  4,857      153
         Westfield Group +                                 20,587      366
         Westpac Banking Corp. +                           23,581      509
         Woodside Petroleum Ltd.                            5,832      208

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)
                                                       ---------          -------
COMMON STOCKS - 96.9% - CONTINUED
Australia - 5.9% - (continued)
   Woolworths Ltd. +                                    14,810            $   337
   WorleyParsons Ltd. +                                  2,008                 49
   Zinifex Ltd. +                                        5,610                 82
                                                                          -------
                                                                           10,539
                                                                          -------
Austria - 0.6%
   Andritz A.G.                                            360                 24
   BetandWin.com Interactive Entertainment A.G. *          240                 10
   Boehler-Uddeholm A.G.                                   424                 41
   Erste Bank der Oesterreichischen Sparkassen A.G. +    2,406                189
   Flughafen Wien A.G.                                      99                 10
   Immoeast Immobilien Anlagen A.G. *                    5,180                 78
   IMMOFINANZ Immobilien Anlagen A.G. *                  5,509                 89
   Mayr-Melnhof Karton A.G. +                               25                  6
   Meinl European Land Ltd. A.G.* +                      3,830                109
   Oesterreichische Elektrizitaetswirtschafts A.G.
     (Verbund), Class A +                                  790                 42
   OMV A.G. +                                            2,070                137
   Raiffeisen International Bank Holding A.G. +            390                 61
   RHI A.G. * +                                            174                 10
   Telekom Austria A.G.                                  4,776                131
   Voestalpine A.G. +                                    1,412                103
   Wiener Staedtische Versicherung A.G.                    300                 22
   Wienerberger A.G. +                                     887                 67
                                                                          -------
                                                                            1,129
                                                                          -------
Belgium - 1.2%
   AGFA-Gevaert N.V. +                                   1,625                 42
   Barco N.V. +                                            100                  9
   Bekaert N.V. +                                          140                 20
   Belgacom S.A.                                         1,907                 87
   Cofinimmo                                                50                 10
   Colruyt S.A.                                            200                 47
   Compagnie Maritime Belge S.A. +                         152                 12
   D'ieteren S.A.                                           40                 18
   Delhaize Group +                                        904                 86
   Dexia +                                               6,668                214
   Fortis +                                             15,661                651
   Groupe Bruxelles Lambert S.A. +                         895                113
   InBev N.V. +                                          2,304                194
   KBC Groep N.V.                                        2,246                310
   Mobistar S.A. +                                         355                 31
   Omega Pharma S.A.                                       150                 12
   Solvay S.A., Class A +                                  802                128
   UCB S.A. +                                            1,436                 84
   Umicore                                                 299                 64
                                                                          -------
                                                                            2,132
                                                                          -------
Bermuda - 0.0%
   Frontline Ltd. +                                        600                 28
   SeaDrill Ltd. *                                      3,250                  63
                                                                          -------
                                                                               91
                                                                          -------
China - 0.1%
   Foxconn International Holdings Ltd. *                24,000                 75
   Tencent Holdings Ltd.                                11,000                 47
   Tingyi Cayman Islands Holding Corp.                  20,000                 23
                                                                          -------
                                                                              145
                                                                          -------
Denmark - 0.8%
   A.P. Moller - Maersk A/S                                 14                171
   Bang & Olufsen A/S, Class B +                            84                 11
   Carlsberg A/S, Class B +                                450                 55
   Codan A/S +                                             110                 12
   Coloplast A/S, Class B +                                224                 19
   D/S Torm A/S                                            296                 12
   Danisco A/S                                             525                 44
   Danske Bank A/S                                       5,982                261
   DSV A/S +                                             2,370                 48
   East Asiatic Co. Ltd. A/S                               159                  9
   FLSmidth & Co. A/S                                      690                 56
   GN Store Nord A/S *                                   2,322                 27
   H. Lundbeck A/S +                                       597                 15
   Jyske Bank (Registered) * +                             701                 54
   NKT Holding A/S                                         280                 28
   Novo-Nordisk A/S, Class B                             3,050                321
   Novozymes A/S, Class B                                  576                 62
   Sydbank A/S                                             740                 40
   Topdanmark A/S *                                        216                 40
   TrygVesta A/S +                                         211                 18
   Vestas Wind Systems A/S *                             2,323                163
   William Demant Holding A/S *                            368                 38
                                                                          -------
                                                                            1,504
                                                                          -------
Finland - 1.6%
   Amer Sports OYJ, Class A +                              600                 14
   Cargotec Corp., Class B                                 600                 38
   Elisa OYJ, Class A +                                  2,185                 63
   Fortum OYJ                                            5,747                189
   KCI Konecranes OYJ                                      400                 17

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     MAY 31, 2007 (UNAUDITED)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
 COMMON STOCKS - 96.9% - CONTINUED
 Finland - 1.6% - (continued)
    Kesko OYJ, Class B                                            930   $    64
    Kone OYJ, Class B                                             888        53
    Metso OYJ                                                   1,587        88
    Neste Oil OYJ +                                             1,775        67
    Nokia OYJ                                                  51,954     1,423
    Nokian Renkaat OYJ                                          1,028        36
    OKO Bank PLC, Class A                                         700        14
    Orion OYJ, Class B                                            600        15
    Outokumpu OYJ                                               1,300        47
    Rautaruukki OYJ                                             1,036        64
    Sampo OYJ, Class A                                          5,530       175
    Sanoma-WSOY OYJ                                               771        24
    Stora Enso OYJ (Registered)                                 7,316       140
    TietoEnator OYJ +                                             880        28
    UPM-Kymmene OYJ +                                           6,657       172
    Uponor OYJ                                                    600        25
    Wartsila OYJ, Class B                                         825        55
    YIT OYJ +                                                   1,190        41
                                                                        -------
                                                                          2,852
                                                                        -------
 France - 9.6%
    Accor S.A.                                                  2,372       221
    ADP                                                           359        43
    Air France-KLM +                                            1,672        85
    Air Liquide                                                 1,567       372
    Alcatel-Lucent                                             29,769       415
    Alstom * +                                                  1,408       223
    Atos Origin S.A. *                                            660        41
    AXA S.A.                                                   20,000       874
    BNP Paribas                                                10,556     1,281
    Bouygues                                                    2,744       242
    Business Objects S.A. * +                                     913        38
    Cap Gemini S.A. +                                           1,667       127
    Carrefour S.A. +                                            7,561       551
    Casino Guichard Perrachon S.A. +                              470        50
    Cie de Saint-Gobain                                         4,265       468
    Cie Generale d'Optique Essilor International S.A. +         1,296       156
    CNP Assurances +                                              436        58
    Credit Agricole S.A. +                                      8,393       346
    Dassault Systemes S.A. +                                      848        51
    France Telecom S.A.                                        20,709       636
    Gaz de France S.A. +                                        2,302       116
    Gecina S.A. *                                                 151        27
    Groupe Danone                                               2,835       444
    Hermes International +                                        833       116
    Icade                                                         309        27
    Imerys S.A. +                                                 393        39
    Klepierre                                                     292        57
    L'Oreal S.A. +                                              3,234       384
    Lafarge S.A.                                                1,871       324
    Lagardere S.C.A.                                            1,554       130
    LVMH Moet Hennessy Louis Vuitton S.A.                       3,166       374
    M6-Metropole Television +                                     708        25
    Michelin Compagnie Generale des Establissements, Class B    1,816       238
    Neopost S.A. +                                                362        54
    PagesJaunes Groupe S.A. +                                   1,084        23
    Pernod-Ricard S.A.                                          1,158       254
    Peugeot S.A. +                                              1,799       143
    PPR                                                         1,021       186
    Publicis Groupe                                             1,865        85
    Renault S.A. +                                              2,400       343
    Safran S.A. +                                               1,596        41
    Sanofi-Aventis                                             12,950     1,249
    Schneider Electric S.A.                                     2,798       404
    SCOR +                                                        953        26
    Societe BIC S.A.                                              278        21
    Societe Des Autoroutes Paris-Rhin-Rhone +                     216        22
    Societe Generale +                                          4,701       916
    Societe Television Francaise 1 +                            1,362        48
    Sodexho Alliance S.A.                                         976        74
    Suez S.A.                                                  12,795       736
    Suez S.A. (Strip VVPR) *                                    1,400        --
    Technip S.A. +                                              1,210        94
    Thales S.A. +                                               1,119        68
    Thomson                                                     2,559        49
    Total S.A.                                                 27,219     2,051
    Unibail                                                       585       168
    Valeo S.A. +                                                  654        37
    Vallourec                                                     572       183
    Veolia Environment                                          3,947       330
    Vinci S.A. +                                                4,952       392
    Vivendi                                                    14,800       645
    Zodiac S.A. +                                                 413        32
                                                                        -------
                                                                         17,253
                                                                        -------

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                           NUMBER   VALUE
                                                          OF SHARES (000S)
                                                          --------- -------
    COMMON STOCKS - 96.9% - CONTINUED
    Germany - 7.7%
       Adidas A.G.                                          2,683   $   171
       Allianz S.E. (Registered)                            5,738     1,274
       Altana A.G.                                            757        18
       BASF A.G. +                                          6,376       790
       Bayer A.G. +                                         9,115       656
       Beiersdorf A.G.                                        946        68
       Bilfinger & Berger A.G.                                376        37
       Celesio A.G. +                                         974        66
       Commerzbank A.G. +                                   8,017       394
       Continental A.G. +                                   1,645       233
       DaimlerChrysler A.G. (Registered)                   11,662     1,069
       Deutsche Bank A.G. (Registered)                      6,596     1,003
       Deutsche Boerse A.G. +                               1,219       289
       Deutsche Lufthansa A.G. (Registered)                 3,059        89
       Deutsche Post A.G. (Registered)                      9,649       307
       Deutsche Postbank A.G. +                               887        79
       Deutsche Telekom A.G. (Registered) +                35,600       660
       Douglas Holding A.G.                                   455        30
       E.ON A.G.                                            7,898     1,299
       Fresenius Medical Care A.G. & Co. KGaA +               723       106
       HeidelbergCement A.G. (VVPR) *                          83        --
       Heidelberger Druckmaschinen A.G. +                     661        33
       Hochtief A.G. +                                        520        60
       Hypo Real Estate Holding A.G. +                      1,665       115
       Infineon Technologies A.G. * +                       9,728       151
       IVG Immobilien A.G.                                    872        38
       KarstadtQuelle A.G. *                                  651        23
       Linde A.G.                                           1,419       157
       MAN A.G. +                                           1,473       214
       Merck KGaA +                                           763       100
       Metro A.G.                                           2,099       170
       MLP A.G.                                               930        21
       Muenchener Rueckversicherungs A.G. (Registered) +    2,750       518
       Premiere A.G. *                                        528        13
       Puma A.G. Rudolf Dassler Sport A.G.                    119        53
       Rheinmetall A.G.                                       433        41
       RWE A.G.                                             5,589       633
       Salzgitter A.G.                                        459        88
       SAP A.G.                                            11,157       534
       Siemens A.G. (Registered)                           10,787     1,422
       Solarworld A.G. +                                      340        31
       Suedzucker A.G. +                                      487        11
       ThyssenKrupp A.G.                                    4,507       263
       TUI A.G. * +                                         2,168        59
       Volkswagen A.G. +                                    2,197       333
       Wincor Nixdorf A.G.                                    422        42
                                                                    -------
                                                                     13,761
                                                                    -------
    Greece - 0.7%
       Alpha Bank A.E.                                      4,998       158
       Coca Cola Hellenic Bottling Co. S.A.                 1,450        67
       Cosmote Mobile Communications S.A.                   1,480        48
       EFG Eurobank Ergasias S.A.                           3,308       118
       Folli-Follie S.A. (Registered)                         120         5
       Hellenic Exchanges Holding S.A.                        510        14
       Hellenic Petroleum S.A.                              1,730        26
       Hellenic Technodomiki Tev S.A.                         648         9
       Hellenic Telecommunications Organization S.A. *      4,220       135
       National Bank of Greece S.A.                         5,197       310
       OPAP S.A.                                            2,984       114
       Piraeus Bank S.A.                                    3,305       126
       Public Power Corp. S.A.                              1,543        42
       Titan Cement Co. S.A.                                  710        42
       Viohalco                                               870        13
                                                                    -------
                                                                      1,227
                                                                    -------
    Hong Kong - 1.5%
       ASM Pacific Technology +                             2,000        14
       Bank of East Asia Ltd. +                            17,515       102
       BOC Hong Kong Holdings Ltd.                         46,000       109
       Cathay Pacific Airways Ltd.                         18,000        48
       Cheung Kong Holdings Ltd.                           19,000       246
       Cheung Kong Infrastructure Holdings Ltd. +           4,000        14
       CLP Holdings Ltd.                                   17,000       120
       Esprit Holdings Ltd                                 14,000       172
       Giordano International Ltd.                         12,000         6
       Hang Lung Properties Ltd.                           29,000        91
       Hang Seng Bank Ltd. +                                9,400       131
       Henderson Land Development Co. Ltd.                 11,000        76
       Hong Kong & China Gas Co. Ltd. +                    45,012        94
       Hong Kong Electric Holdings Ltd.                    17,500        90
       Hong Kong Exchanges and Clearing Ltd.               13,000       145
       Hopewell Holdings Ltd.                               8,000        35
       Hutchison Telecommunications
         International Ltd. +                              16,000        35
       Hutchison Whampoa Ltd.                              26,500       256

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     MAY 31, 2007 (UNAUDITED)

                                                     NUMBER   VALUE
                                                    OF SHARES (000S)
                                                    --------- ------
  COMMON STOCKS - 96.9% - CONTINUED
  Hong Kong - 1.5% - (continued)
     Hysan Development Co. Ltd. +                      5,249  $   15
     Johnson Electric Holdings Ltd.                   13,200       8
     Kerry Properties Ltd. +                           7,000      43
     Kingboard Chemicals Holdings Ltd.                 6,000      27
     Li & Fung Ltd.                                   26,620      89
     Link REIT (The)                                  26,500      62
     Melco International Development +                 7,000      11
     MTR Corp. +                                      16,361      40
     New World Development Ltd.                       31,971      78
     Orient Overseas International Ltd.                2,000      20
     PCCW Ltd.                                        40,364      25
     Shangri-La Asia Ltd.                             15,172      39
     Shui On Land Ltd.                                20,000      17
     Shun TAK Holdings Ltd. +                         10,000      14
     Sino Land Co.                                    13,356      29
     Sun Hung Kai Properties Ltd.                     17,172     200
     Swire Pacific Ltd., Class A                      10,500     118
     Techtronic Industries Co. +                      14,000      20
     Television Broadcasts Ltd.                        3,000      21
     Wharf Holdings Ltd.                              14,000      57
     Wing Hang Bank Ltd.                               2,000      22
     Yue Yuen Industrial Holdings                      7,000      23
                                                              ------
                                                               2,762
                                                              ------
  Ireland - 0.9%
     Allied Irish Banks PLC                           11,042     333
     Bank of Ireland - Dublin                         10,858     234
     Bank of Ireland - London +                        1,515      33
     C&C Group PLC                                     3,822      64
     CRH PLC - Dublin                                  5,911     287
     CRH PLC - London                                    949      46
     DCC PLC                                           1,036      36
     Depfa Bank PLC                                    3,682      68
     Elan Corp. PLC * +                                5,935     115
     Experian Group Ltd.                              13,534     168
     Grafton Group PLC * +                             2,721      43
     Greencore Group PLC                               1,382       9
     Iaws Group PLC                                    1,628      40
     Independent News & Media PLC                      6,952      36
     Kerry Group PLC, Class A                          1,524      44
     Kingspan Group PLC (Dublin Exchange)              1,437      43
     Paddy Power PLC                                     493      15
     Ryanair Holdings PLC *                            3,150      22
                                                              ------
                                                               1,636
                                                              ------
  Italy - 3.7%
     Alleanza Assicurazioni S.p.A. +                   5,075      69
     Arnoldo Mondadori Editore S.p.A. +                1,000      10
     Assicurazioni Generali S.p.A. +                  14,573     608
     Atlantia S.p.A.                                   3,368     114
     Autogrill S.p.A. +                                1,000      20
     Banca Intesa S.p.A. (RNC)                        11,070      80
     Banca Monte dei Paschi di Siena S.p.A. +         13,402      91
     Banca Popolare di Milano Scrl                     4,751      71
     Banco Popolare di Verona e Novara Scrl +          4,558     139
     Bulgari S.p.A.                                    1,672      26
     Capitalia S.p.A.                                 21,603     223
     Enel S.p.A.                                      54,851     624
     ENI S.p.A.                                       32,923   1,164
     Fiat S.p.A.                                       9,076     260
     Finmeccanica S.p.A.                               3,497     110
     Fondiaria-Sai S.p.A.                                771      40
     Intesa Sanpaolo S.p.A.                           97,559     744
     Italcementi S.p.A.                                  723      23
     Lottomatica S.p.A. +                                653      28
     Luxottica Group S.p.A.                            1,808      64
     Mediaset S.p.A.                                   9,059      97
     Mediobanca S.p.A.                                 6,213     143
     Mediolanum S.p.A. +                               2,000      17
     Parmalat S.p.A. *                                20,284      91
     Pirelli & C. S.p.A. *                            29,835      36
     Seat Pagine Gialle S.p.A.                        48,101      31
     Snam Rete Gas S.p.A. +                           10,736      66
     Telecom Italia S.p.A.                           136,142     395
     Telecom Italia S.p.A. (RNC)                      73,317     171
     Terna S.p.A.                                     12,600      48
     UniCredito Italiano S.p.A. (Milan Exchange) +    98,889     928
     Unione di Banche Italiane SCPA                    7,495     215
                                                              ------
                                                               6,746
                                                              ------
  Japan - 20.7%
     77 Bank (The) Ltd.                                3,000      20
     Acom Co. Ltd. +                                     760      30
     Aderans Co. Ltd. +                                  500      10
     Advantest Corp.                                   2,200      94
     Aeon Co. Ltd.                                     8,500     159

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                       NUMBER   VALUE
                                                      OF SHARES (000S)
                                                      --------- ------
          COMMON STOCKS - 96.9% - CONTINUED
          Japan - 20.7% - (continued)
             Aeon Credit Service Co. Ltd. +               900    $ 16
             Aeon Mall Co. Ltd.                           500      18
             Aiful Corp. +                              1,000      31
             Aisin Seiki Co Ltd.                        2,600      88
             Ajinomoto Co., Inc.                        8,000      92
             Alfresa Holdings Corp.                       300      21
             All Nippon Airways Co. Ltd.                8,000      31
             Alps Electric Co. Ltd.                     1,000      10
             Amada Co. Ltd.                             5,000      63
             Aoyama Trading Co. Ltd.                      600      18
             Asahi Breweries Ltd.                       5,700      91
             Asahi Glass Co. Ltd. +                    12,000     160
             Asahi Kasei Corp.                         16,000     103
             Asatsu-DK, Inc. +                            500      16
             Asics Corp.                                2,000      26
             Astellas Pharma, Inc.                      6,800     301
             Autobacs Seven Co. Ltd.                      200       6
             Bank of Kyoto (The) Ltd. +                 3,000      35
             Bank of Yokohama (The) Ltd.               15,000     112
             Benesse Corp.                                700      20
             Bridgestone Corp.                          8,100     158
             Canon Marketing Japan, Inc.                1,000      20
             Canon, Inc.                               13,600     800
             Casio Computer Co. Ltd. +                  2,900      49
             Central Glass Co Ltd.                      2,000      12
             Central Japan Railway Co.                     20     205
             Chiba Bank (The) Ltd.                     11,000      98
             Chiyoda Corp.                              2,000      40
             Chubu Electric Power Co., Inc.             8,400     239
             Chugai Pharmaceutical Co. Ltd. +           3,900      80
             Citizen Watch Co. Ltd. +                   3,800      34
             Coca-Cola West Holdings Co. Ltd.             600      13
             COMSYS Holdings Corp.                      1,000      12
             Credit Saison Co. Ltd.                     2,300      66
             CSK Corp.                                    800      29
             Dai Nippon Printing Co. Ltd.               8,000     117
             Daicel Chemical Industries Ltd.            3,000      19
             Daido Steel Co. Ltd. +                     4,000      25
             Daiichi Sankyo Co Ltd.                     8,900     244
             Daikin Industries Ltd.                     3,000     110
             Daimaru (The), Inc. +                      3,000      33
             Dainippon Ink & Chemicals, Inc.            8,000      29
             Dainippon Screen Manufacturing Co. Ltd.    1,000       8
             Daito Trust Construction Co. Ltd.          1,200      64
             Daiwa House Industry Co. Ltd.              7,000     105
             Daiwa Securities Group, Inc.              17,000     196
             Denki Kagaku Kogyo Kabushki Kaisha         6,000      27
             Denso Corp.                                6,200     218
             Dentsu, Inc. +                                24      66
             Dowa Mining Co. Ltd.                       3,000      29
             E*Trade Securities Co. Ltd. +                 12      14
             East Japan Railway Co.                        43     332
             Ebara Corp. +                              2,000       9
             EDION Corp.                                1,000      12
             Eisai Co. Ltd.                             3,100     144
             Electric Power Development Co. +           1,500      68
             Elpida Memory, Inc. * +                    1,400      57
             FamilyMart Co. Ltd.                          800      20
             Fanuc Ltd.                                 2,500     239
             Fast Retailing Co. Ltd. +                    700      54
             Fuji Electric Holdings Co. Ltd.            6,000      28
             Fuji Photo Film Co. Ltd.                   6,200     257
             Fuji Television Network, Inc.                  4       8
             Fujikura Ltd.                              4,000      28
             Fujitsu Ltd.                              23,000     157
             Fukuoka Financial Group, Inc. *            8,000      63
             Furukawa Electric (The) Co. Ltd.           6,000      33
             Gunma Bank (The) Ltd.                      3,000      21
             Gunze Ltd.                                 2,000      12
             Hachijuni Bank (The) Ltd.                  4,872      37
             Hakuhodo DY Holdings, Inc.                    80       5
             Hankyu Department Stores                   1,000      10
             Hankyu Hanshin Holdings, Inc. +           17,000      97
             Haseko Corp. * +                           9,000      28
             Hikari Tsushin, Inc.                         300      12
             Hino Motors Ltd. +                         2,000      11
             Hirose Electric Co. Ltd. +                   500      65
             Hiroshima Bank (The) Ltd.                  5,000      30
             Hitachi Cable Ltd.                         1,000       6
             Hitachi Chemical Co. Ltd. +                1,300      27
             Hitachi Construction Machinery Co. Ltd.    1,000      33
             Hitachi High-Technologies Corp.            1,000      26
             Hitachi Ltd.                              44,000     323
             Hokkaido Electric Power Co., Inc.          1,900      45

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     MAY 31, 2007 (UNAUDITED)

                                                           NUMBER   VALUE
                                                          OF SHARES (000S)
                                                          --------- ------
      COMMON STOCKS - 96.9% - CONTINUED
      Japan - 20.7% - (continued)
         Hokuhoku Financial Group, Inc.                    13,000   $   45
         Honda Motor Co. Ltd.                              19,700      693
         House Foods Corp.                                  1,000       16
         Hoya Corp.                                         5,400      175
         Ibiden Co. Ltd.                                    1,700       92
         Inpex Holdings, Inc.                                  10       88
         Isetan Co. Ltd.                                    3,000       44
         Ishikawajima-Harima Heavy Industries Co. Ltd. +   19,000       65
         Ito En Ltd. +                                        600       20
         Itochu Corp.                                      20,000      218
         Itochu Techno-Science Corp. +                        400       17
         Jafco Co. Ltd. +                                     400       18
         Japan Airlines Corp. *                             6,000       12
         Japan Prime Realty Investment Corp.                    3       13
         Japan Real Estate Investment Corp.                     5       69
         Japan Retail Fund Investment Corp.                     4       41
         Japan Steel Works Ltd.                             4,000       57
         Japan Tobacco, Inc.                                   57      297
         JFE Holdings, Inc.                                 7,300      444
         JGC Corp. +                                        2,000       38
         Joyo Bank (The) Ltd.                               7,000       45
         JS Group Corp.                                     3,500       73
         JSR Corp.                                          2,600       59
         Kajima Corp.                                      12,000       49
         Kamigumi Co. Ltd.                                  2,000       17
         Kaneka Corp.                                       3,000       26
         Kansai Electric Power Co., Inc.                    9,800      246
         Kansai Paint Co. Ltd. +                            2,000       16
         Kao Corp.                                          7,000      194
         Kawasaki Heavy Industries Ltd.                    19,000       74
         Kawasaki Kisen Kaisha Ltd. +                       7,000       85
         KDDI Corp.                                            31      265
         Keihin Electric Express Railway Co. Ltd. +         4,000       27
         Keio Corp.                                         9,000       60
         Keisei Electric Railway Co. Ltd.                   2,000       12
         Keyence Corp.                                        500      107
         Kikkoman Corp.                                     2,000       30
         Kinden Corp.                                       1,000        9
         Kintetsu Corp. +                                  23,000       68
         Kirin Brewery Co. Ltd.                            10,000      155
         Kobe Steel Ltd.                                   35,000      120
         Kokuyo Co. Ltd. +                                  1,000       12
         Komatsu Ltd.                                      11,500   $  305
         Komori Corp.                                       1,000       24
         Konami Corp.                                       1,000       23
         Konica Minolta Holdings, Inc.                      5,500       75
         Koyo Seiko Co. Ltd.                                3,000       53
         Kubota Corp.                                      14,000      117
         Kuraray Co. Ltd.                                   5,500       60
         Kurita Water Industries Ltd.                       1,400       40
         Kyocera Corp.                                      2,000      197
         Kyowa Hakko Kogyo Co. Ltd.                         3,000       30
         Kyushu Electric Power Co., Inc.                    5,000      136
         Lawson, Inc.                                         800       29
         Leopalace21 Corp.                                  1,700       57
         Mabuchi Motor Co. Ltd. +                             300       18
         Makita Corp.                                       1,600       67
         Marubeni Corp.                                    20,000      140
         Marui Co. Ltd.                                     4,400       53
         Matsushita Electric Industrial Co. Ltd.           25,000      528
         Matsushita Electric Works Ltd.                     5,000       63
         MEDICEO Holdings Co. Ltd.                          2,000       32
         Meiji Dairies Corp.                                3,000       20
         Meiji Seika Kaisha Ltd. +                          3,000       14
         Meitec Corp. +                                       500       14
         Millea Holdings, Inc.                              9,900      394
         Minebea Co. Ltd.                                   4,000       23
         Mitsubishi Chemical Holdings Corp.                14,500      127
         Mitsubishi Corp.                                  17,400      424
         Mitsubishi Electric Corp.                         25,000      229
         Mitsubishi Estate Co. Ltd.                        15,000      461
         Mitsubishi Gas Chemical Co., Inc.                  6,000       50
         Mitsubishi Heavy Industries Ltd.                  41,000      249
         Mitsubishi Logistics Corp. +                       1,000       18
         Mitsubishi Materials Corp.                        16,000       84
         Mitsubishi Rayon Co. Ltd.                          8,000       51
         Mitsubishi Securities Co. Ltd.                     4,000       46
         Mitsubishi Tokyo Financial Group, Inc.               102    1,174
         Mitsui & Co. Ltd.                                 20,000      394
         Mitsui Chemicals, Inc.                             9,000       65
         Mitsui Engineering & Shipbuilding Co. Ltd.        11,000       58
         Mitsui Fudosan Co. Ltd.                           11,000      346
         Mitsui Mining & Smelting Co. Ltd.                  9,000       42
         Mitsui O.S.K. Lines Ltd.                          14,000      192

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                     NUMBER   VALUE
                                                    OF SHARES (000S)
                                                    --------- ------
           COMMON STOCKS - 96.9% - CONTINUED
           Japan - 20.7% - (continued)
              Mitsui Sumitomo Insurance Co. Ltd.     16,000    $200
              Mitsui Trust Holdings, Inc.             9,000      83
              Mitsukoshi Ltd. +                       4,000      20
              Mitsumi Electric Co. Ltd.                 700      22
              Mizuho Financial Group, Inc.              121     856
              Murata Manufacturing Co. Ltd.           2,800     198
              Namco Bandai Holdings, Inc. +           2,500      42
              NEC Corp.                              25,000     127
              NEC Electronics Corp. * +                 300       7
              NGK Insulators Ltd. +                   4,000      94
              NGK Spark Plug Co. Ltd.                 2,000      32
              Nichirei Corp.                          2,000      11
              Nidec Corp.                             1,400      85
              Nikko Cordial Corp.                     5,200      72
              Nikon Corp.                             4,000     101
              Nintendo Co. Ltd.                       1,300     455
              Nippon Building Fund, Inc.                  6      97
              Nippon Electric Glass Co. Ltd.          4,000      64
              Nippon Express Co. Ltd.                12,000      72
              Nippon Kayaku Co. Ltd. +                1,000       8
              Nippon Meat Packers, Inc. +             3,000      36
              Nippon Mining Holdings, Inc.           11,500     101
              Nippon Oil Corp.                       16,000     136
              Nippon Paper Group, Inc.                    9      31
              Nippon Sheet Glass Co. Ltd.             6,000      28
              Nippon Shokubai Co. Ltd.                1,000       9
              Nippon Steel Corp.                     74,000     518
              Nippon Telegraph & Telephone Corp.         67     316
              Nippon Yusen Kabushiki Kaisha          15,000     138
              Nishi-Nippon City Bank (The) Ltd.       7,000      28
              Nishimatsu Construction Co. Ltd. +      2,000       7
              Nissan Chemical Industries Ltd. +       1,000      11
              Nissan Motor Co. Ltd.                  28,500     317
              Nisshin Seifun Group, Inc.              2,000      21
              Nisshin Steel Co. Ltd.                 10,000      41
              Nisshinbo Industries, Inc.              2,000      28
              Nissin Food Products Co. Ltd. +         1,400      51
              Nitori Co Ltd.                            300      14
              Nitto Denko Corp.                       2,100     104
              NOK Corp.                               1,500      30
              Nomura Holdings, Inc.                  22,700     465
              Nomura Real Estate Holdings, Inc.       1,000      36
              Nomura Real Estate Office Fund, Inc.        3      37
              Nomura Research Institute Ltd.          1,700      46
              NSK Ltd.                                6,000      61
              NTN Corp. +                             4,000      33
              NTT Data Corp.                             16      76
              NTT DoCoMo, Inc.                          211     359
              NTT Urban Development Corp. +              14      34
              Obayashi Corp.                         10,000      56
              Obic Co. Ltd. +                           100      20
              Odakyu Electric Railway Co. Ltd. +      8,000      50
              OJI Paper Co. Ltd.                     12,000      61
              Oki Electric Industry Co. Ltd. * +      5,000       9
              Okuma Corp.                             1,000      14
              Okumura Corp. +                         2,000      10
              Olympus Corp.                           3,000     114
              Omron Corp.                             3,100      80
              Onward Kashiyama Co. Ltd.               1,000      13
              Oracle Corp. Japan +                      400      18
              Oriental Land Co. Ltd.                    700      37
              ORIX Corp.                              1,140     305
              Osaka Gas Co. Ltd.                     25,000      93
              Otsuka Corp.                              200      18
              Park24 Co. Ltd. +                       1,300      15
              Pioneer Corp. +                         2,000      28
              Promise Co. Ltd. +                        850      30
              QP Corp.                                1,400      13
              Rakuten, Inc.                             103      35
              Resona Holdings, Inc. +                    75     187
              Ricoh Co. Ltd.                          9,000     196
              Rohm Co. Ltd.                           1,300     117
              Ryohin Keikaku Co. Ltd.                   200      11
              Sanken Electric Co. Ltd. +              1,000      10
              Sankyo Co. Ltd.                           600      26
              Santen Pharmaceutical Co. Ltd.            500      13
              Sanwa Shutter Corp.                     2,000      12
              Sanyo Electric Co. Ltd. * +            20,000      33
              Sapporo Hokuyo Holdings, Inc.               3      31
              Sapporo Holdings Ltd. +                 3,000      21
              SBI Holdings, Inc.                         96      31
              Secom Co. Ltd.                          2,600     123
              Sega Sammy Holdings, Inc. +             1,900      35
              Seiko Epson Corp. +                     1,400      41

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     MAY 31, 2007 (UNAUDITED)

                                                       NUMBER   VALUE
                                                      OF SHARES (000S)
                                                      --------- ------
          COMMON STOCKS - 96.9% - CONTINUED
          Japan - 20.7% - (continued)
             Seino Transportation Co. Ltd.              1,000   $   10
             Sekisui Chemical Co. Ltd.                  7,000       52
             Sekisui House Ltd.                         7,000      103
             Seven & I Holdings Co. Ltd.               10,400      301
             Sharp Corp.                               13,000      249
             Shimachu Co. Ltd.                            400       10
             Shimamura Co. Ltd.                           400       43
             Shimano, Inc.                                500       17
             Shimizu Corp. +                            9,000       52
             Shin-Etsu Chemical Co. Ltd.                5,300      355
             Shinko Electric Industries +                 700       13
             Shinko Securities Co. Ltd.                 5,000       25
             Shinsei Bank Ltd.                         19,000       83
             Shionogi & Co. Ltd.                        3,000       52
             Shiseido Co. Ltd.                          5,000      107
             Shizuoka Bank (The) Ltd.                   8,000       82
             Showa Denko K.K.                          12,000       43
             Showa Shell Sekiyu K.K. +                  1,500       18
             SMC Corp. of Japan                           800      101
             Softbank Corp. +                           8,600      190
             Sojitz Corp.                              11,400       50
             Sompo Japan Insurance, Inc.               11,000      138
             Sony Corp.                                12,800      737
             Stanley Electric Co. Ltd.                  1,600       35
             Sumco Corp.                                1,300       63
             Sumitomo Bakelite Co. Ltd. +               1,000        7
             Sumitomo Chemical Co. Ltd.                21,000      139
             Sumitomo Corp.                            14,000      254
             Sumitomo Electric Industries Ltd.          9,600      146
             Sumitomo Heavy Industries Ltd.             8,000       91
             Sumitomo Metal Industries Ltd.            52,000      282
             Sumitomo Metal Mining Co. Ltd.             7,000      160
             Sumitomo Mitsui Financial Group, Inc.         84      815
             Sumitomo Osaka Cement Co. Ltd.             3,000        9
             Sumitomo Realty & Development Co. Ltd.     5,000      189
             Sumitomo Rubber Industries, Inc. +         2,200       23
             Sumitomo Titanium Corp. +                    100       10
             Sumitomo Trust & Banking (The) Co. Ltd.   16,000      163
             Suruga Bank (The) Ltd. +                   2,000       27
             Suzuken Co. Ltd.                             700       22
             T&D Holdings, Inc.                         2,600      176
             Taiheiyo Cement Corp.                     13,400       61
             Taisei Corp. +                            11,000       36
             Taisho Pharmaceutical Co. Ltd. +           2,000       39
             Taiyo Nippon Sanso Corp.                   3,000       24
             Taiyo Yuden Co. Ltd. +                     1,000       21
             Takara Holdings, Inc. +                    1,000        7
             Takashimaya Co. Ltd. +                     4,000       46
             Takeda Pharmaceutical Co. Ltd.            10,800      725
             Takefuji Corp.                             1,130       42
             Tanabe Seiyaku Co Ltd.                     2,000       26
             TDK Corp.                                  1,600      145
             Teijin Ltd.                               12,000       64
             Terumo Corp.                               2,300       90
             THK Co. Ltd.                               1,400       35
             TIS, Inc.                                    500       11
             Tobu Railway Co. Ltd. +                   12,000       54
             Toda Corp. +                               2,000       11
             Toho Co. Ltd. of Tokyo                     1,500       27
             Tohoku Electric Power Co., Inc.            5,600      130
             Tokuyama Corp. +                           2,000       26
             Tokyo Broadcasting System, Inc.              500       16
             Tokyo Electric Power Co., Inc.            15,500      516
             Tokyo Electron Ltd.                        2,300      165
             Tokyo Gas Co. Ltd.                        28,000      138
             Tokyo Seimitsu Co. Ltd.                      300       11
             Tokyo Steel Manufacturing Co. Ltd.           900       14
             Tokyo Tatemono Co. Ltd.                    3,000       43
             Tokyu Corp.                               14,000       96
             Tokyu Land Corp.                           6,000       74
             TonenGeneral Sekiyu K.K. +                 3,000       30
             Toppan Printing Co. Ltd.                   8,000       84
             Toray Industries, Inc.                    17,000      115
             Toshiba Corp. +                           40,000      299
             Tosoh Corp.                                5,000       26
             Toto Ltd. +                                3,000       27
             Toyo Seikan Kaisha Ltd. +                  2,400       46
             Toyo Suisan Kaisha Ltd.                    1,000       19
             Toyobo Co. Ltd.                            5,000       13
             Toyoda Gosei Co. Ltd.                        300        9
             Toyota Boshoku Corp.                       1,000       25
             Toyota Industries Corp.                    2,400      109
             Toyota Motor Corp.                        34,200    2,052
             Toyota Tsusho Corp.                        2,800       69

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                         NUMBER    VALUE
                                                        OF SHARES  (000S)
                                                        --------- -------
       COMMON STOCKS - 96.9% - CONTINUED
       Japan - 20.7% - (continued)
          Trend Micro, Inc. +                             1,500   $    49
          Ube Industries Ltd. of Japan                    9,000        27
          Uni-Charm Corp. +                                 400        22
          UNY Co. Ltd.                                    2,000        22
          Ushio, Inc. +                                   1,400        29
          USS Co. Ltd.                                      300        19
          Wacoal Holdings Corp.                           1,000        13
          West Japan Railway Co.                             22       102
          Yahoo! Japan Corp. +                              202        69
          Yakult Honsha Co. Ltd. +                        1,100        26
          Yamada Denki Co. Ltd.                           1,100       104
          Yamaha Corp.                                    1,800        38
          Yamaha Motor Co. Ltd.                           2,700        69
          Yamato Holdings Co. Ltd.                        5,000        73
          Yamazaki Baking Co. Ltd. +                      1,000         9
          Yaskawa Electric Corp.                          2,000        22
          Yokogawa Electric Corp.                         2,000        25
          Zeon Corp.                                      1,000        10
                                                                  -------
                                                                   37,210
                                                                  -------
       Luxembourg - 0.0%
          Oriflame Cosmetics S.A. SDR                       300        16
                                                                  -------
       Malaysia - 0.0%
          Promet BHD *                                    4,000        --
                                                                  -------
       Netherlands - 5.6%
          ABN AMRO Holding N.V.                          22,939     1,100
          Aegon N.V.                                     18,569       381
          Akzo Nobel N.V.                                 3,345       273
          ASML Holding N.V. *                             5,663       147
          Buhrmann N.V. +                                 1,042        14
          Corio N.V.                                        389        34
          European Aeronautic Defence & Space Co. N.V.    4,335       136
          Fugro N.V. CVA                                    612        36
          Hagemeyer N.V.                                  4,113        20
          Heineken N.V.                                   3,101       181
          ING Groep N.V. CVA                             23,702     1,056
          James Hardie Industries N.V. CDI +              4,100        31
          Koninklijke Ahold N.V. *                       20,146       251
          Koninklijke DSM N.V.                            1,692        84
          Koninklijke Philips Electronics N.V.           14,579       620
          Mittal Steel Co. N.V. +                         9,955       598
          OCE N.V. +                                        699        14
          Qiagen N.V. * +                                 1,100        19
          Randstad Holdings N.V. +                          620        50
          Reed Elsevier N.V.                              8,760       174
          Rodamco Europe N.V.                               675       101
          Royal Dutch Shell PLC, Class A
          (London Exchange)                              46,419     1,730
          Royal Dutch Shell PLC, Class B
          (London Exchange)                              34,578     1,306
          Royal KPN N.V.                                 24,316       412
          Royal Numico N.V. +                             2,148       107
          SBM Offshore N.V.                               1,727        64
          TNT N.V.                                        5,375       238
          Unilever N.V. (CVA)                            21,193       632
          Vedior N.V. CVA                                 2,072        61
          Wereldhave N.V. +                                 175        26
          Wolters Kluwer N.V.                             3,597       112
                                                                  -------
                                                                   10,008
                                                                  -------
       New Zealand - 0.1%
          Auckland International Airport Ltd.             7,776        15
          Contact Energy Ltd.                             3,584        23
          Fisher & Paykel Appliances Holdings Ltd.        1,920         6
          Fisher & Paykel Healthcare Corp.                3,220         8
          Fletcher Building Ltd.                          5,802        56
          Kiwi Income Property Trust                      8,549        10
          Sky City Entertainment Group Ltd. +             4,302        16
          Sky Network Television Ltd.                     1,774         7
          Telecom Corp. of New Zealand Ltd. +            24,780        89
          Vector Ltd.                                     1,259         3
                                                                  -------
                                                                      233
                                                                  -------
       Norway - 0.9%
          Aker Kvaerner ASA +                             2,400        59
          DET Norske Oljeselskap ASA * +                  5,600        11
          DnB Holding ASA +                               9,900       134
          Marine Harvest * +                             24,550        27
          Norsk Hydro ASA +                               9,150       327
          Norske Skogindustrier ASA                       2,234        33
          Orkla ASA +                                    11,000       194
          Petroleum Geo-Services ASA * +                  2,350        59
          ProSafe ASA +                                   2,500        39
          Renewable Energy Corp. A/S *                    2,300        73
          Schibsted ASA                                     400        19
          Statoil ASA +                                   8,200       224
          Storebrand ASA                                  3,300        52
          Tandberg ASA                                    1,000        23

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                             NUMBER    VALUE
                                                            OF SHARES  (000S)
                                                            --------- -------
   COMMON STOCKS - 96.9% - CONTINUED
   Norway - 0.9% - (continued)
      Telenor ASA *                                          11,050   $  215
      TGS Nopec Geophysical Co ASA *                            700       15
      Tomra Systems ASA +                                     1,500       12
      Yara International ASA +                                2,460       71
                                                                      ------
                                                                       1,587
                                                                      ------
   Portugal - 0.4%
      Banco BPI S.A. (Registered)                             2,378       21
      Banco Comercial Portugues S.A. (Registered) +          27,145      138
      Banco Espirito Santo S.A. (Registered)                  2,978       68
      Brisa-Auto Estradas de Portugal S.A.                    3,868       52
      Cimpor Cimentos de Portugal S.A. +                      2,664       26
      Energias de Portugal S.A. +                            25,539      145
      Jeronimo Martins SGPS S.A.                              1,970       12
      Portugal Telecom, SGPS, S.A. (Registered)              10,030      140
      PT Multimedia Servicos de Telecomunicacoes e
      Multimedia SGPS S.A. +                                  1,432       23
      Sonae Industria SGPS S.A. *                               604        8
      Sonae SGPS S.A.                                         8,900       26
                                                                      ------
                                                                         659
                                                                      ------
   Singapore - 1.0%
      Allgreen Properties Ltd.                                6,000        7
      Ascendas Real Estate Investment Trust                  10,000       19
      CapitaCommercial Trust                                 10,000       19
      CapitaLand Ltd.                                        15,500       84
      CapitaMall Trust                                       10,000       27
      Chartered Semiconductor Manufacturing Ltd. *            8,500        7
      City Developments Ltd.                                  7,000       79
      ComfortDelgro Corp. Ltd.                               25,000       36
      Cosco Corp. Singapore Ltd.                             10,000       17
      DBS Group Holdings Ltd.                                14,198      226
      Fraser and Neave Ltd.                                   8,650       32
      Haw Par Corp. Ltd.                                        711        4
      Jardine Cycle & Carriage Ltd.                           1,421       13
      Keppel Corp. Ltd.                                      14,500      105
      Keppel Land Ltd.                                        5,000       30
      Neptune Orient Lines Ltd.                               7,370       22
      Olam International Ltd.                                 6,000       13
      Oversea-Chinese Banking Corp.                          30,152      188
      Parkway Holdings Ltd. +                                 5,250       15
      SembCorp Industries Ltd.                               10,044       36
      SembCorp Marine Ltd.                                    4,000       12
      Singapore Airlines Ltd.                                 7,000       85
      Singapore Exchange Ltd.                                 9,000       45
      Singapore Land Ltd.                                     1,000        7
      Singapore Press Holdings Ltd.                          19,295       55
      Singapore Technologies Engineering Ltd.                14,000       32
      Singapore Telecommunications Ltd.                      88,325      207
      SMRT Corp. Ltd.                                         5,000        6
      United Overseas Bank Ltd.                              14,392      229
      UOL Group Ltd.                                          7,039       24
      Venture Corp. Ltd.                                      4,000       40
      Wing Tai Holdings Ltd.                                  3,500        8
                                                                      ------
                                                                       1,729
                                                                      ------
   Spain - 4.0%
      Abertis Infraestructuras S.A.                           2,710       90
      Acciona S.A.                                              342       92
      Acerinox S.A. +                                         2,200       56
      ACS Actividades Cons y Serv                             2,724      182
      Aguas de Barcelona, Class A                                 5       --
      Altadis S.A.                                            3,168      214
      Antena 3 de Television S.A. *                             996       22
      Banco Bilbao Vizcaya Argentaria S.A.                   44,928    1,135
      Banco Popular Espanol S.A.                             10,193      204
      Banco Santander Central Hispano S.A. +                 79,051    1,519
      Cintra Concesiones de Infraestructuras de
      Transporte S.A.                                         2,154       37
      Corp. Mapfre S.A.                                       4,704       24
      Ebro Puleva S.A.                                          886       20
      Endesa S.A.                                             8,076      435
      Fomento de Construcciones y Contratas S.A.                524       52
      Gamesa Corp. Tecnologica S.A. +                         1,982       73
      Gas Natural SDG S.A.                                    2,112      125
      Gestevision Telecinco S.A.                              1,367       40
      Grupo Ferrovial S.A. +                                    800       85
      Iberdrola S.A.                                         10,908      630
      Iberia (Lineas Aereas de Espana)                        3,800       20
      Inditex S.A.                                            2,708      171
      Indra Sistemas S.A.                                     1,360       34
      Promotora de Informaciones S.A. (Prisa)                   600       14
      Repsol YPF S.A.                                        10,105      370
      Sacyr Vallehermoso S.A. +                               1,196       68
      Sociedad General de Aguas de Barcelona S.A.                 5       --
      Sociedad General de Aguas de Barcelona S.A., Class A      540       20
      Sogecable S.A. *                                          347       14

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                          NUMBER    VALUE
                                                         OF SHARES (000S)
                                                         --------- ------
      COMMON STOCKS - 96.9% - CONTINUED
      Spain - 4.0% - (continued)
         Telefonica S.A.                                   56,397  $1,282
         Union Fenosa S.A.                                  1,238      73
         Zardoya Otis S.A.                                  1,242      59
         Zeltia S.A. * +                                    1,325      12
                                                                   ------
                                                                    7,172
                                                                   ------
      Sweden - 2.6%
         Alfa Laval AB                                      1,100      69
         Assa Abloy AB, Class B                             3,900      88
         Atlas Copco AB, Class A                           13,200     173
         Atlas Copco AB, Class B +                          6,600      81
         Axfood AB +                                          200       7
         Billerud AB                                          500       8
         Boliden AB                                         7,200      81
         Castellum AB +                                     2,400      35
         Electrolux AB, Class B                             3,323      84
         Elekta AB, Class B +                                 600      11
         Eniro AB                                           2,400      31
         Fabege AB                                          1,000      13
         Getinge AB, Class B                                2,300      53
         Hennes & Mauritz AB, Class B                       6,140     389
         Hoganas AB, Class B                                  200       6
         Holmen AB, Class B +                                 400      18
         Husqvarna AB, Class B                              3,823      58
         Kungsleden AB                                      1,100      18
         Lundin Petroleum AB * +                            1,800      19
         Modern Times Group AB, Class B                       700      42
         Nobia AB                                           1,200      15
         Nordea Bank AB                                    26,600     438
         OMX AB +                                             900      29
         Sandvik AB                                        25,492     243
         SAS AB *                                             600      13
         Scania AB, Class B                                 6,500     134
         Securitas AB, Class B                              4,555      68
         Securitas Direct AB, Class B * +                   3,400      10
         Securitas Systems AB, Class B                      3,400      12
         Skandinaviska Enskilda Banken AB, Class A          5,912     194
         Skanska AB, Class B                                4,900     114
         SKF AB, B Redemption Shares *                      5,344       8
         SKF AB, B Shares                                   5,344     115
         Ssab Svenskt Stal AB, Class A                      2,150      80
         Ssab Svenskt Stal AB, Class B                        540      19
         Svenska Cellulosa AB, Class B                      7,100     123
         Svenska Handelsbanken AB, Class A                  6,447     190
         Swedish Match AB                                   4,200      78
         Tele2 AB, Class B                                  4,400      73
         Telefonaktiebolaget LM Ericsson, Class B         189,340     718
         TeliaSonera AB                                    28,309     210
         Trelleborg AB, Class B +                             600      19
         Volvo AB, Class A +                                6,000     128
         Volvo AB, Class B +                               16,800     303
         Wihlborgs Fastigheter AB                             210       5
                                                                   ------
                                                                    4,623
                                                                   ------
      Switzerland - 7.0%
         ABB Ltd. (Registered)                             26,034     557
         Adecco S.A. (Registered) +                         1,559     114
         Ciba Specialty Chemicals A.G. (Registered)           878      57
         Clariant A.G. (Registered) *                       2,552      43
         Compagnie Financiere Richemont A.G.,
         Class A (Bearer)                                   6,681     411
         Credit Suisse Group (Registered)                  13,856   1,054
         Geberit A.G. (Registered)                            490      86
         Givaudan S.A. (Registered)                            82      78
         Holcim Ltd. (Registered)                           2,496     276
         Kudelski S.A. (Bearer)                               300      12
         Kuehne & Nagel International A.G. (Registered)       664      61
         Kuoni Reisen Holding A.G. (Registered)                27      16
         Logitech International S.A. (Registered) *         2,033      54
         Lonza Group A.G. (Registered)                        512      51
         Nestle S.A. (Registered)                           5,068   1,974
         Nobel Biocare Holding A.G. (Bearer)                  308     105
         Novartis A.G. (Registered)                        29,353   1,650
         OC Oerlikon Corp. A.G. (Registered) * +               75      40
         Phonak Holding A.G. (Registered)                     584      56
         PSP Swiss Property A.G. (Registered) *               443      26
         Rieter Holding A.G. (Registered)                      41      23
         Roche Holding A.G. (Genusschein)                   8,858   1,626
         Schindler Holding A.G.                               500      33
         SGS Societe Generale de Surveillance
         Holdings S.A. (Registered)                            64      83
         STMicroelectronics N.V.                            8,721     168
         Straumann Holding A.G. (Registered)                   71      21
         Sulzer A.G. (Registered)                              48      62
         Swatch Group A.G. (Bearer)                           414     119
         Swatch Group A.G. (Registered)                       500      29
         Swiss Life Holding (Registered)                      404     109

See Notes to the Financial Statements.


EQUITY PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                        NUMBER    VALUE
                                                       OF SHARES  (000S)
                                                       --------- -------
       COMMON STOCKS - 96.9% - CONTINUED
       Switzerland - 7.0% - (continued)
          Swiss Reinsurance (Registered)                  4,548  $   433
          Swisscom A.G. (Registered)                        257       90
          Syngenta A.G. (Registered)                      1,294      244
          Synthes, Inc.                                     702       87
          UBS A.G. (Registered)                          25,216    1,645
          Xstrata PLC                                     7,682      441
          Zurich Financial Services A.G. (Registered)     1,816      556
                                                                 -------
                                                                  12,490
                                                                 -------
       United Kingdom - 20.3%
          3I Group PLC                                    5,795      139
          Acergy S.A.                                     2,550       58
          Aegis Group PLC                                10,000       29
          Aggreko PLC                                     2,000       22
          Alliance Boots PLC                             10,730      240
          Amec PLC                                        4,393       52
          Amvescap PLC                                    9,500      113
          Anglo American PLC                             18,874    1,136
          ARM Holdings PLC                               13,295       37
          Arriva PLC                                      2,567       37
          AstraZeneca PLC                                19,246    1,024
          Aviva PLC                                      32,869      519
          BAE Systems PLC                                40,511      359
          Balfour Beatty PLC                              5,394       49
          Barclays PLC                                   81,895    1,171
          Barratt Developments PLC                        3,933       85
          BBA Aviation PLC                                4,323       24
          Bellway PLC                                     1,488       42
          Berkeley Group Holdings PLC *                   1,000       37
          BG Group PLC                                   43,519      665
          BHP Billiton PLC                               30,292      738
          Biffa PLC                                       3,091       20
          Bovis Homes Group PLC                             912       19
          BP PLC                                        244,833    2,737
          British Airways PLC *                           8,083       75
          British American Tobacco PLC                   19,749      669
          British Land Co. PLC                            6,690      192
          British Sky Broadcasting PLC                   15,000      196
          Brixton PLC                                     1,881       18
          BT Group PLC                                  105,764      690
          Bunzl PLC                                       4,072       59
          Burberry Group PLC                              5,775       78
          Cadbury Schweppes PLC                          26,863      378
          Capita Group PLC                                7,831      115
          Carnival PLC                                    2,178      113
          Carphone Warehouse Group PLC +                  2,631       16
          Cattles PLC                                     4,959       41
          Centrica PLC                                   46,020      349
          Charter PLC *                                   2,267       46
          Close Brothers Group PLC                        1,000       19
          Cobham PLC                                     13,869       60
          Compass Group PLC                              27,548      206
          Cookson Group PLC                               1,348       19
          CSR PLC * +                                       824       13
          Daily Mail & General Trust, Class A             3,558       59
          Davis Service Group PLC                         1,666       22
          De La Rue PLC                                   1,665       25
          Diageo PLC                                     34,381      733
          DSG International PLC                          25,136       84
          Electrocomponents PLC                           5,928       36
          Emap PLC                                        2,257       39
          EMI Group PLC                                   8,615       47
          Enterprise Inns PLC                             8,093      118
          First Choice Holidays PLC                       3,878       27
          FirstGroup PLC                                  5,769       79
          FKI PLC                                         5,000       14
          Friends Provident PLC                          20,907       82
          Galiform PLC *                                  5,000       15
          GKN PLC                                         6,646       52
          GlaxoSmithKline PLC                            72,825    1,889
          Great Portland Estates PLC                      1,440       20
          Group 4 Securicor PLC                          16,714       73
          Hammerson PLC                                   3,912      123
          Hanson PLC                                      8,812      188
          Hays PLC                                       21,309       73
          HBOS PLC                                       47,097    1,014
          Home Retail Group                              11,243      105
          HSBC Holdings PLC                             146,519    2,710
          ICAP PLC                                        6,930       73
          IMI PLC                                         4,175       50
          Imperial Chemical Industries PLC               15,791      170
          Imperial Tobacco Group PLC                      8,497      367
          Inchcape PLC                                    4,209       46
          Intercontinental Hotels Group PLC +             4,338      117
          International Power PLC                        19,714      177

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                   NUMBER    VALUE
                                                  OF SHARES  (000S)
                                                  --------- --------
            COMMON STOCKS - 96.9% - CONTINUED
            United Kingdom - 20.3% - (continued)
               Intertek Group PLC                     1,537 $     28
               Invensys PLC *                         9,921       77
               Investec PLC                           4,260       58
               ITV PLC                               46,450      108
               Johnson Matthey PLC                    2,505       81
               Kelda Group PLC                        4,115       83
               Kesa Electricals PLC                   6,734       47
               Kingfisher PLC                        28,883      142
               Ladbrokes PLC                          7,604       61
               Land Securities Group PLC              5,969      230
               Legal & General Group PLC             83,011      253
               Liberty International PLC              3,230       78
               Lloyds TSB Group PLC                  71,802      817
               LogicaCMG PLC                         21,275       70
               London Stock Exchange Group PLC +      1,685       48
               Man Group PLC                         22,864      266
               Marks & Spencer Group PLC             21,360      296
               Meggitt PLC                            6,954       44
               Michael Page International PLC         3,182       36
               Misys PLC                              5,008       25
               National Express Group PLC             1,160       28
               National Grid PLC                     33,797      524
               Next PLC                               3,015      132
               Old Mutual PLC                        68,047      233
               Pearson PLC                           10,587      188
               Persimmon PLC                          3,852      104
               Premier Farnell PLC                    2,679       11
               Provident Financial PLC                3,018       47
               Prudential PLC                        31,095      466
               Punch Taverns PLC                      2,931       78
               Rank Group PLC                         5,189       21
               Reckitt Benckiser PLC                  7,838      426
               Reed Elsevier PLC                     16,275      220
               Rentokil Initial PLC                  23,388       80
               Resolution PLC                         8,705      109
               Reuters Group PLC                     16,747      208
               Rexam PLC                              6,333       67
               Rio Tinto PLC                         12,873      935
               Rolls-Royce Group PLC *               22,740      224
               Rolls-Royce Group PLC, Class B *   1,210,640        2
               Royal Bank of Scotland Group PLC     119,891    1,490
               SABMiller PLC                         11,468      273
               Sage Group PLC                        15,339       76
               Sainsbury (J.) PLC                    18,849      208
               Schroders PLC                          1,130       31
               Scottish & Newcastle PLC               8,783      113
               Scottish & Southern Energy PLC        10,832      327
               Serco Group PLC                        6,865       65
               Severn Trent PLC                       2,573       80
               Signet Group PLC                      20,284       46
               Slough Estates PLC                     6,566       93
               Smith & Nephew PLC                    12,359      152
               Smiths Group PLC                       7,471      168
               SSL International PLC                  2,000       17
               Stagecoach Group PLC +                 4,592       17
               Standard Life PLC                     25,366      173
               Tate & Lyle PLC                        4,677       56
               Taylor Woodrow PLC                     5,366       49
               Tesco PLC                            100,109      909
               TI Automotive Ltd., Class A *          5,000       --
               Tomkins PLC                           10,080       54
               Travis Perkins PLC                     1,103       45
               Trinity Mirror PLC                     2,462       28
               Tullet Prebon PLC                      2,801       27
               Unilever PLC                          16,571      512
               United Business Media PLC              2,705       45
               United Utilities PLC                  11,591      177
               Vodafone Group PLC                   668,836    2,091
               Whitbread PLC                          2,395       90
               William Hill PLC                       5,440       68
               Wimpey (George) PLC                    4,568       57
               Wolseley PLC                           8,464      220
               WPP Group PLC                         15,052      223
               Yell Group PLC                        10,418      104
                                                            --------
                                                              36,366
                                                            --------
            Total Common Stocks
              (Cost $ 145,441)                               173,870

            PREFERRED STOCKS - 0.3%
            Germany - 0.3%
               Henkel KGaA                              737      115
               Porsche A.G.                             106      188
               ProSieben SAT.1 Media A.G.             1,100       41
               RWE A.G. +                               350       37

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                       NUMBER     VALUE
                                                      OF SHARES   (000S)
                                                     ----------- --------
     PREFERRED STOCKS - 0.3% - CONTINUED
     Germany - 0.3% - (continued)
        Volkswagen A.G.                                    1,343 $    132
                                                                 --------
                                                                      513
                                                                 --------
     Italy - 0.0%
        Unipol S.p.A.                                      9,735       34
                                                                 --------
     Total Preferred Stocks
     (Cost $ 350)                                                     547

     INVESTMENT COMPANY - 16.0%
        Northern Institutional Funds -
          Liquid Assets Portfolio /(1) (2)/           28,711,089   28,711
                                                                 --------
     Total Investment Company
     (Cost $ 28,711)                                               28,711

     RIGHTS - 0.0%
     Sweden - 0.0%
        Husqvarna AB                                           3       --
                                                                 --------
     Total Rights
     (Cost $-)                                                         --

     WARRANTS - 0.0%
     Japan - 0.0%
        Dowa Mining Exp. 1/29/10, Strike 1.00 Yen *        4,000       --
                                                                 --------
     Total Warrants
     (Cost $-)                                                         --

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
                                                     ----------- --------

     SHORT-TERM INVESTMENTS - 2.7%
        Rabobank Nederland, Grand Cayman,
        Eurodollar Time Deposit,
          5.31%, 6/1/07                              $     4,559 $  4,559
        United States Treasury Bill, /(3)/
          5.04%, 8/9/07                                      200      198
                                                                 --------
     Total Short-Term Investments
     (Cost $ 4,757)                                                 4,757
     Total Investments - 115.9%
     (Cost $ 179,259)                                             207,885
        Liabilities less Other Assets - (15.9)%                   (28,453)
                                                                 --------
     NET ASSETS - 100.0%                                         $179,432

--------
(1)  Investment in affiliated Portfolio
(2) Investment relates to cash collateral received from portfolio securities loaned.
(3) Security pledged as collateral to cover margin requirements for open futures contracts.
 *   Non-Income Producing Security
 +   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the International Equity Index Portfolio had open futures contracts as follows:

                                      NOTIONAL                   UNREALIZED
                            NUMBER OF  AMOUNT  CONTRACT CONTRACT    GAIN
       TYPE                 CONTRACTS  (000S)  POSITION   EXP.     (000S)
       ----                 --------- -------- -------- -------- ----------
       EuroStoxx-50 42       $2,550     Long     6/07               $274
       FTSE 100 9             1,178     Long     6/07                 64
       Hang Seng
       Index                      2      265     Long     6/07         1
       SPI 200                    2      262     Long     6/07        13
       TOPIX Index 7          1,011     Long     6/07       41
                             ------     ----     ----     ----      ----
       Total                                                        $393

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

At May 31, 2007, the industry sectors for the International Equity Index Portfolio were:

                                              % OF LONG-TERM
                   INDUSTRY SECTOR             INVESTMENTS
                   ---------------            --------------
                   Consumer Discretionary          11.7%
                   Consumer Staples                 8.0
                   Energy                           7.0
                   Financials                      29.6
                   Health Care                      6.5
                   Industrials                     11.9
                   Information Technology           5.4
                   Materials                        9.1
                   Telecommunication Services       5.4
                   Utilities                        5.4
                                                  -----
                   Total                          100.0%

At May 31, 2007, the International Equity Index Portfolio's investments were denominated in the following currencies:

                                                  % OF LONG-TERM
                CONCENTRATION BY CURRENCY          INVESTMENTS
                -------------------------         --------------
                Euro                                   35.6%
                British Pound                          22.9
                Japanese Yen                           21.3
                Swiss Franc                             6.8
                Australian Dollar                       6.1
                All other currencies less than 5%       7.3
                                                      -----
                Total                                 100.0%

At May 31, 2007, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

                    AMOUNT       IN      AMOUNT
        CONTRACTS   (LOCAL    EXCHANGE   (LOCAL              UNREALIZED
        TO DELIVER CURRENCY)    FOR     CURRENCY) SETTLEMENT GAIN (LOSS)
        CURRENCY    (000S)    CURRENCY   (000S)      DATE      (000S)
        ---------- --------- ---------- --------- ---------- -----------
        Australian           U.S.
        Dollar          362  Dollar         300     6/4/07      $ --
        British              U.S.
        Pound           101  Dollar         200     6/4/07        --
        Danish               U.S.
        Krone           210  Dollar          38     6/4/07        --
                             U.S.
        Euro            372  Dollar         500     6/4/07        --
        Japanese             U.S.
        Yen         109,634  Dollar         900     6/4/07         1
        Norwegian            U.S.
        Krone           604  Dollar         100     6/4/07        --
        Singapore            U.S.
        Dollar          199  Dollar         130     6/4/07        --
        Swedish              U.S.
        Krona           173  Dollar          25     6/4/07        --
        Swiss                U.S.
        Franc           184  Dollar         150     6/4/07        --
        Australian           U.S.
        Dollar          218  Dollar         180    6/20/07        --
        Australian           U.S.
        Dollar          194  Dollar         160    6/20/07         1
        British              U.S.
        Pound           423  Dollar         830    6/20/07         7
        British              U.S.
        Pound           160  Dollar         311    6/20/07         6
                             U.S.
        Euro          2,169  Dollar       2,899    6/20/07        21
                             U.S.
        Euro            390  Dollar         530    6/20/07        (5)
        Hong Kong            U.S.
        Dollar          770  Dollar          99    6/20/07        --
        Japanese             U.S.
        Yen          36,083  Dollar         310    6/20/07       (13)
        Japanese             U.S.
        Yen         160,312  Dollar       1,350    6/20/07       (29)
        Japanese             U.S.
        Yen          52,000  Dollar         451    6/20/07       (22)
        U.S.                 Australian
        Dollar          300  Dollar         363    6/20/07        --
        U.S.                 British
        Dollar          160  Pound           81    6/20/07        --
        U.S.                 British
        Dollar          100  Pound           50    6/20/07         1
        U.S.                 British
        Dollar          130  Pound           66    6/20/07        --
        U.S.
        Dollar          840  Euro           624    6/20/07        --
        U.S.
        Dollar          360  Euro           265    6/20/07         3
        U.S.
        Dollar          770  Euro           576    6/20/07        (5)
        U.S.                 Japanese
        Dollar          468  Yen         54,845    6/20/07        16
        U.S.                 Japanese
        Dollar          700  Yen         85,094    6/20/07        (1)
        U.S.                 Japanese
        Dollar          310  Yen         36,578    6/20/07         9
                    -------  ----------  ------    -------      ----
        Total                                                   $(10)

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

                                                         NUMBER   VALUE
                                                        OF SHARES (000S)
                                                        --------- ------
       COMMON STOCKS - 96.1%
       Advertising - 0.8%
          inVentiv Health, Inc. * +                         550    $ 21
                                                                   ----
       Aerospace/Defense - 2.7%
          BE Aerospace, Inc. *                              825      32
          Orbital Sciences Corp. * +                      1,025      21
          Teledyne Technologies, Inc. * +                   350      16
                                                                   ----
                                                                     69
                                                                   ----
       Apparel - 6.4%
          Cherokee, Inc. +                                  525      24
          Guess?, Inc. +                                    325      14
          Gymboree Corp. *                                  475      21
          Maidenform Brands, Inc. *                         925      17
          Phillips-Van Heusen Corp.                         400      25
          Skechers U.S.A., Inc., Class A *                  600      19
          Steven Madden Ltd. *                              600      20
          Wolverine World Wide, Inc.                        750      22
                                                                   ----
                                                                    162
                                                                   ----
       Biotechnology - 1.4%
          Enzon Pharmaceuticals, Inc. * +                 1,450      12
          Savient Pharmaceuticals, Inc. * +               1,600      23
                                                                   ----
                                                                     35
                                                                   ----
       Building Materials - 1.2%
          Genlyte Group, Inc. * +                           350      31
                                                                   ----
       Chemicals - 0.7%
          Spartech Corp.                                    675      18
                                                                   ----
       Commercial Services - 9.3%
          ABM Industries, Inc. +                            775      23
          Chemed Corp.                                      187      13
          Consolidated Graphics, Inc. *                     225      16
          DeVry, Inc. +                                     925      31
          Forrester Research, Inc. * +                      675      18
          Gartner, Inc. *                                 1,200      33
          Healthspring, Inc. * +                            800      19
          Heidrick & Struggles International, Inc. * +      475      23
          Korn/Ferry International * +                      950      25
          MPS Group, Inc. *                               1,800      25
          Strayer Education, Inc. +                         100      13
                                                                   ----
                                                                    239
                                                                   ----
       Computers - 6.1%
          Ansoft Corp. *                                    825      26
          Brocade Communications Systems, Inc. *          2,176      20
          COMSYS IT Partners, Inc. * +                    1,325      31
          Factset Research Systems, Inc. +                  225      14
          IHS, Inc., Class A * +                            475      19
          Micros Systems, Inc. *                            500      28
          SYKES Enterprises, Inc. * +                       925      18
                                                                   ----
                                                                    156
                                                                   ----
       Diversified Financial Services - 2.0%
          Advanta Corp., Class B +                          575      29
          World Acceptance Corp. * +                        525      22
                                                                   ----
                                                                     51
                                                                   ----
       Electrical Components & Equipment - 2.7%
          Advanced Energy Industries, Inc. *              1,050      26
          General Cable Corp. * +                           650      44
                                                                   ----
                                                                     70
                                                                   ----
       Electronics - 2.8%
          Cymer, Inc. * +                                   400      16
          Rofin-Sinar Technologies, Inc. * +                425      29
          Varian, Inc. *                                    475      28
                                                                   ----
                                                                     73
                                                                   ----
       Engineering & Construction - 2.9%
          EMCOR Group, Inc. *                               325      21
          Infrasource Services, Inc. *                      925      34
          URS Corp. *                                       400      20
                                                                   ----
                                                                     75
                                                                   ----
       Entertainment - 0.9%
          Vail Resorts, Inc. * +                            400      24
                                                                   ----
       Forest Products & Paper - 0.7%
          Mercer International, Inc. * +                  1,575      17
                                                                   ----
       Hand/Machine Tools - 1.0%
          Baldor Electric Co. +                             550      26
                                                                   ----
       Healthcare - Products - 3.8%
          ICU Medical, Inc. * +                             475      19
          Immucor, Inc. *                                   825      26
          LCA-Vision, Inc. +                                400      18
          Meridian Bioscience, Inc. +                       850      18
          Palomar Medical Technologies, Inc. * +            425      17
                                                                   ----
                                                                     98
                                                                   ----
       Healthcare - Services - 2.5%
          Nighthawk Radiology Holdings, Inc. * +          1,072      20
          Psychiatric Solutions, Inc. * +                   775      30
          Sunrise Senior Living, Inc. *                     357      14
                                                                   ----
                                                                     64
                                                                   ----

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO (continued)

                                                             NUMBER   VALUE
                                                            OF SHARES (000S)
                                                            --------- ------
    COMMON STOCKS - 96.1% - CONTINUED
    Home Furnishings - 0.8%
       Universal Electronics, Inc. * +                          600    $ 20
                                                                       ----
    Household Products/Wares - 0.9%
       Playtex Products, Inc. * +                             1,500      22
                                                                       ----
    Insurance - 4.8%
       American Equity Investment Life Holding Co. +          1,925      23
       CNA Surety Corp. * +                                   1,400      28
       Delphi Financial Group, Inc., Class A                    550      24
       Ohio Casualty Corp.                                      575      25
       Selective Insurance Group, Inc. +                        875      24
                                                                       ----
                                                                        124
                                                                       ----
    Internet - 4.8%
       Authorize.Net Holdings, Inc. * +                       1,375      22
       Digital River, Inc. * +                                  600      31
       Liquidity Services, Inc. * +                             925      18
       Priceline.com, Inc. * +                                  225      14
       ValueClick, Inc. * +                                     445      14
       Vasco Data Security International, Inc. * +            1,000      23
                                                                       ----
                                                                        122
                                                                       ----
    Iron/Steel - 2.3%
       Carpenter Technology Corp.                               100      13
       Chaparral Steel Co. +                                    350      26
       Cleveland-Cliffs, Inc. +                                 225      20
                                                                       ----
                                                                         59
                                                                       ----
    Leisure Time - 1.1%
       Ambassadors Group, Inc.                                  825      28
                                                                       ----
    Machinery - Diversified - 3.2%
       Kadant, Inc. * +                                         950      28
       Middleby Corp. * +                                       175      22
       Wabtec Corp.                                             825      32
                                                                       ----
                                                                         82
                                                                       ----
    Metal Fabrication/Hardware - 1.9%
       Kaydon Corp. +                                           625      30
       RBC Bearings, Inc. *                                     475      19
                                                                       ----
                                                                         49
                                                                       ----
    Mining - 0.7%
       USEC, Inc. * +                                           775      18
                                                                       ----
    Office Furnishings - 1.0%
       Knoll, Inc. +                                          1,125      27
                                                                       ----
    Oil & Gas - 0.9%
       Cabot Oil & Gas Corp. +                                  575      22
                                                                       ----
    Oil & Gas Services - 3.3%
       Input/Output, Inc. * +                                 1,425      23
       Matrix Service Co. * +                                 1,025      26
       Trico Marine Services, Inc. * +                          350      15
       Universal Compression Holdings, Inc. * +                 300      22
                                                                       ----
                                                                         86
                                                                       ----
    Pharmaceuticals - 4.6%
       Cypress Bioscience, Inc. * +                             822      12
       Dendreon Corp. *                                         379       3
       KV Pharmaceutical Co., Class A * +                       950      26
       Medicis Pharmaceutical Corp., Class A +                  800      26
       Noven Pharmaceuticals, Inc. *                            500      12
       Perrigo Co. +                                            950      19
       Sciele Pharma, Inc. * +                                  825      20
                                                                       ----
                                                                        118
                                                                       ----
    Retail - 3.0%
       Aeropostale, Inc. * +                                    475      22
       Casual Male Retail Group, Inc. * +                     1,600      19
       Charlotte Russe Holding, Inc. * +                        350      10
       Men's Wearhouse, Inc. +                                  475      25
                                                                       ----
                                                                         76
                                                                       ----
    Savings & Loans - 0.5%
       First Place Financial Corp. of Ohio +                    575      12
                                                                       ----
    Semiconductors - 3.3%
       Cirrus Logic, Inc. *                                   2,300      18
       Emulex Corp. *                                           775      17
       Integrated Device Technology, Inc. * +                 1,275      19
       Varian Semiconductor Equipment Associates, Inc. * +      713      30
                                                                       ----
                                                                         84
                                                                       ----
    Software - 3.9%
       Informatica Corp. * +                                  1,675      25
       Omnicell, Inc. *                                       1,450      33
       Phase Forward, Inc. * +                                1,333      22
       THQ, Inc. * +                                            550      19
                                                                       ----
                                                                         99
                                                                       ----
    Telecommunications - 5.6%
       Anixter International, Inc. * +                          425      31
       Arris Group, Inc. * +                                  2,125      35
       C-COR, Inc. * +                                          911      13
       CommScope, Inc. *                                        875      48

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          NUMBER     VALUE
                                                         OF SHARES   (000S)
                                                         ---------- -------
   COMMON STOCKS - 96.1% - CONTINUED
   Telecommunications - 5.6% - (continued)
      Polycom, Inc. *                                           500 $    16
                                                                    -------
                                                                        143
                                                                    -------
   Transportation - 1.6%
      Gulfmark Offshore, Inc. *                                 425      21
      Horizon Lines, Inc., Class A +                            575      20
                                                                    -------
                                                                         41
                                                                    -------
   Total Common Stocks
   (Cost $ 2,022)                                                     2,461

   INVESTMENT COMPANY - 49.5%
      Northern Institutional Funds -
        Liquid Assets Portfolio /(1) (2)/                 1,267,647   1,268
                                                                    -------
   Total Investment Company
   (Cost $ 1,268)                                                     1,268

                                                         PRINCIPAL
                                                          AMOUNT     VALUE
                                                          (000S)     (000S)
                                                         ---------- -------
   SHORT-TERM INVESTMENT - 2.4%
      Rabobank Nederland, Grand Cayman, Eurodollar Time
        Deposit,
        5.31%, 6/1/07                                    $       60      60
                                                                    -------
   Total Short-Term Investment
   (Cost $ 60)                                                           60
   Total Investments - 148.0%
   (Cost $ 3,350)                                                     3,789
      Liabilities less Other Assets - (48.0)%                        (1,229)
                                                                    -------
   NET ASSETS - 100.0%                                              $ 2,560
--------
(1)  Investment in affiliated Portfolio
(2) Investment relates to cash collateral received from portfolio securities loaned.
 *   Non-Income Producing Security

 +   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the industry sectors for the Small Company Growth Portfolio were:

                                                % OF LONG TERM
                    INDUSTRY SECTOR              INVESTMENTS
                    ---------------             --------------
                    Consumer Discretionary           15.0%
                    Consumer Staples                  0.9
                    Energy                            6.0
                    Financials                        7.6
                    Health Care                      18.3
                    Industrials                      22.7
                    Information Technology           25.7
                    Materials                         3.8
                                                    -----
                    Total                           100.0%

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- ------
      COMMON STOCKS - 97.6%
      Advertising - 0.2%
         Catalina Marketing Corp.                          3,089   $   98
         Gaiam, Inc., Class A * +                          1,100       18
         inVentiv Health, Inc. *                           1,995       75
         Marchex, Inc., Class B +                          1,600       25
         ValueVision Media, Inc., Class A * +              2,131       24
                                                                   ------
                                                                      240
                                                                   ------
      Aerospace/Defense - 1.3%
         AAR Corp. * +                                     2,443       79
         Aerovironment, Inc. * +                             171        3
         Argon ST, Inc. * +                                  868       21
         BE Aerospace, Inc. * +                            6,103      234
         Curtiss-Wright Corp.                              2,988      135
         EDO Corp. +                                       1,161       39
         Esterline Technologies Corp. *                    1,706       77
         GenCorp, Inc. * +                                 3,876       52
         Heico Corp. +                                     1,447       62
         Herley Industries, Inc. *                         1,093       17
         Innovative Solutions & Support, Inc. * +            767       20
         K&F Industries Holdings, Inc. *                   1,300       34
         Kaman Corp.                                       1,690       50
         Moog, Inc., Class A *                             2,485      107
         MTC Technologies, Inc. * +                          704       15
         Orbital Sciences Corp. * +                        4,077       84
         Sequa Corp., Class A *                              426       47
         Teledyne Technologies, Inc. *                     2,316      107
         TransDigm Group, Inc. * +                           804       30
         Triumph Group, Inc. +                             1,001       66
         United Industrial Corp. of New York +               581       35
                                                                   ------
                                                                    1,314
                                                                   ------
      Agriculture - 0.4%
         Alico, Inc. +                                       292       17
         Alliance One International, Inc. * +              5,778       56
         Andersons (The), Inc. +                           1,000       39
         Delta & Pine Land Co. +                           2,411      101
         Maui Land & Pineapple Co., Inc. * +                 252        9
         Tejon Ranch Co. * +                                 701       35
         Universal Corp. of Virginia +                     1,675      106
         Vector Group Ltd. +                               2,703       52
                                                                   ------
                                                                      415
                                                                   ------
      Airlines - 0.5%
         Airtran Holdings, Inc. * +                        6,112       76
         Alaska Air Group, Inc. * +                        2,731       80
         ExpressJet Holdings, Inc. * +                     3,427       21
         Frontier Airlines, Inc. *                         2,684       16
         JetBlue Airways Corp. * +                        11,800      127
         Mesa Air Group, Inc. * +                          2,316       16
         Republic Airways Holdings, Inc. *                 2,200       52
         Skywest, Inc.                                     4,324      119
                                                                   ------
                                                                      507
                                                                   ------
      Apparel - 1.7%
         Carter's, Inc. *                                  3,300       90
         Cherokee, Inc. +                                    523       24
         Columbia Sportswear Co. +                           900       63
         CROCS, Inc. * +                                     700       57
         Deckers Outdoor Corp. * +                           754       66
         Guess?, Inc.                                      2,800      124
         Gymboree Corp. * +                                2,216       99
         Hartmarx Corp. * +                                2,358       15
         Iconix Brand Group, Inc. * +                      3,254       72
         K-Swiss, Inc., Class A +                          1,714       50
         Kellwood Co. +                                    1,692       49
         Maidenform Brands, Inc. *                         1,000       19
         Oxford Industries, Inc.                             998       45
         Perry Ellis International, Inc. * +                 704       22
         Phillips-Van Heusen Corp.                         3,664      224
         Quiksilver, Inc. * +                              8,400      119
         Skechers U.S.A., Inc., Class A *                    731       23
         Steven Madden Ltd. *                              1,400       46
         Stride Rite Corp.                                 2,577       52
         Timberland (The) Co., Class A *                   3,400       93
         True Religion Apparel, Inc. * +                   1,000       19
         Volcom, Inc. * +                                    930       40
         Warnaco Group (The), Inc. *                       3,221      111
         Weyco Group, Inc. +                                 504       13
         Wolverine World Wide, Inc.                        3,762      109
                                                                   ------
                                                                    1,644
                                                                   ------
      Auto Manufacturers - 0.1%
         A.S.V., Inc. * +                                  1,508       27
         Wabash National Corp. +                           2,135       31
                                                                   ------
                                                                       58
                                                                   ------
      Auto Parts & Equipment - 1.0%
         Accuride Corp. *                                  1,500       23
         Aftermarket Technology Corp. *                    1,468       44
         American Axle & Manufacturing Holdings, Inc. +    3,500      101

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- ------
      COMMON STOCKS - 97.6% - CONTINUED
      Auto Parts & Equipment - 1.0% - (continued)
         ArvinMeritor, Inc. +                              4,800   $  100
         Bandag, Inc. +                                      778       39
         Commercial Vehicle Group, Inc. *                  1,500       29
         Cooper Tire & Rubber Co.                          4,141      100
         Fuel Systems Solutions, Inc. *                      800       13
         Keystone Automotive Industries, Inc. * +          1,061       44
         Lear Corp. * +                                    5,112      182
         Miller Industries, Inc. of Tennessee *              600       15
         Modine Manufacturing Co.                          2,337       55
         Noble International Ltd. +                          750       15
         Superior Industries International, Inc. +         1,534       35
         Tenneco, Inc. *                                   3,092      101
         Titan International, Inc. +                       1,066       34
         Visteon Corp. * +                                 8,825       71
                                                                   ------
                                                                    1,001
                                                                   ------
      Banks - 6.4%
         1st Source Corp. +                                  855       22
         Alabama National Bancorp +                        1,118       70
         Amcore Financial, Inc. +                          1,441       43
         AmericanWest Bancorp                                831       16
         Ameris Bancorp +                                    894       21
         Arrow Financial Corp.                               712       16
         Bancfirst Corp. +                                   418       18
         Bancorp, Inc. of Delaware * +                       772       17
         BancTrust Financial Group, Inc. +                   687       14
         Bank Mutual Corp. +                               4,159       49
         Bank of Granite Corp. +                           1,071       17
         Bank of the Ozarks, Inc. +                          808       23
         Banner Corp. +                                      797       29
         Boston Private Financial Holdings, Inc. +         2,382       67
         Cadence Financial Corp.                             716       14
         Camden National Corp. +                             469       18
         Capital City Bank Group, Inc. +                     937       28
         Capital Corp. of the West +                         656       16
         Capitol Bancorp Ltd. +                              962       28
         Cardinal Financial Corp.                          1,800       18
         Cascade Bancorp +                                 1,908       43
         Cass Information Systems, Inc. +                    400       13
         Cathay General Bancorp +                          3,509      119
         Centennial Bank Holdings, Inc. * +                3,600       32
         Center Financial Corp.                              840       14
         Centerstate Banks of Florida, Inc. +                600       10
         Central Pacific Financial Corp. +                 2,097       71
         Chemical Financial Corp. +                        1,710       46
         Chittenden Corp. +                                3,176       93
         Citizens Banking Corp. of Michigan +              5,104       97
         City Holding Co. +                                1,153       44
         CityBank Lynwood of Washington +                    847       28
         CoBiz, Inc. +                                     1,006       19
         Columbia Bancorp of Oregon +                        700       14
         Columbia Banking System, Inc. +                   1,071       32
         Community Bancorp of Nevada * +                     600       18
         Community Bank System, Inc. +                     2,026       42
         Community Banks, Inc. +                           1,642       52
         Community Trust Bancorp, Inc. +                   1,045       35
         Corus Bankshares, Inc. +                          2,644       48
         CVB Financial Corp. +                             4,649       53
         Enterprise Financial Services Corp. +               600       15
         Farmers Capital Bank Corp.                          509       15
         First Bancorp of North Carolina +                   872       17
         First BanCorp of Puerto Rico +                    4,800       60
         First Busey Corp. +                               1,013       20
         First Charter Corp. +                             2,362       52
         First Commonwealth Financial Corp. +              4,880       55
         First Community Bancorp, Inc. of California       1,547       87
         First Community Bancshares, Inc. of Virginia +      699       22
         First Financial Bancorp +                         2,300       34
         First Financial Bankshares, Inc. +                1,434       58
         First Financial Corp. of Indiana +                  866       25
         First Indiana Corp. +                               875       18
         First Merchants Corp. +                           1,238       30
         First Midwest Bancorp, Inc. of Illinois +         3,400      125
         First Regional Bancorp of California *              547       14
         First Republic Bank of California                 1,768       96
         First South Bancorp, Inc. of North Carolina +       526       14
         First State Bancorporation of New Mexico +        1,298       29
         FirstMerit Corp. +                                5,400      116
         FNB Corp. of Pennsylvania +                       4,000       67
         FNB Corp. of Virginia +                             530       17
         Fremont General Corp. +                           4,500       60
         Frontier Financial Corp. +                        2,729       63
         GB&T Bancshares, Inc.                             1,020       17
         Glacier Bancorp, Inc. +                           3,595       77
         Great Southern Bancorp, Inc. +                      735       20

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                           NUMBER    VALUE
                                                          OF SHARES  (000S)
                                                          --------- -------
    COMMON STOCKS - 97.6% - CONTINUED
    Banks - 6.4% - (continued)
       Greater Bay Bancorp                                  3,404    $ 95
       Greene County Bancshares, Inc. +                       584      20
       Hancock Holding Co. +                                1,852      73
       Hanmi Financial Corp.                                2,782      49
       Harleysville National Corp. +                        2,047      33
       Heartland Financial USA, Inc. +                      1,010      24
       Heritage Commerce Corp.                                862      21
       Home Bancshares, Inc./Conway AR +                      808      18
       Horizon Financial Corp. +                              852      19
       IBERIABANK Corp. +                                     885      45
       Independent Bank Corp. of Massachusetts                988      29
       Independent Bank Corp. of Michigan                   1,607      28
       Integra Bank Corp. +                                 1,176      27
       International Bancshares Corp. +                     3,520      95
       Intervest Bancshares Corp. +                           300       7
       Irwin Financial Corp. +                              1,369      22
       ITLA Capital Corp. +                                   324      18
       Lakeland Bancorp, Inc. +                             1,398      20
       Lakeland Financial Corp. +                             808      18
       Macatawa Bank Corp. +                                1,027      16
       MainSource Financial Group, Inc. +                   1,256      22
       MB Financial, Inc. +                                 1,893      67
       MBT Financial Corp. +                                1,043      14
       Mercantile Bank Corp.                                  610      17
       MetroCorp. Bancshares, Inc.                            500      11
       Midwest Banc Holdings, Inc. +                        1,272      20
       Nara Bancorp, Inc. +                                 1,513      24
       National Penn Bancshares, Inc. +                     3,282      60
       NBT Bancorp, Inc. +                                  2,397      54
       Old National Bancorp of Indiana +                    4,615      82
       Old Second Bancorp, Inc. +                             922      27
       Omega Financial Corp. +                                883      25
       Oriental Financial Group, Inc. +                     1,508      18
       Pacific Capital Bancorp +                            3,115      80
       Park National Corp. +                                  745      65
       Peoples Bancorp, Inc. of Ohio +                        747      21
       Pinnacle Financial Partners, Inc. * +                1,000      30
       Placer Sierra Bancshares +                             800      22
       Preferred Bank of California                           487      19
       Premierwest Bancorp, +                               1,082      15
       PrivateBancorp, Inc. +                               1,200      40
       Prosperity Bancshares, Inc. +                        2,367      82
       Provident Bankshares Corp. +                         2,201      74
       Renasant Corp. +                                     1,062      26
       Republic Bancorp, Inc. of Kentucky, Class A +          614      12
       Royal Bancshares of Pennsylvania, Inc., Class A +      263       6
       S & T Bancorp, Inc. +                                1,763      58
       Sandy Spring Bancorp, Inc. +                           974      31
       Santander BanCorp +                                    271       5
       SCBT Financial Corp. +                                 672      24
       Seacoast Banking Corp. of Florida +                  1,005      23
       Security Bank Corp. of Georgia +                     1,072      22
       Shore Bancshares, Inc. +                               600      16
       Sierra Bancorp +                                       464      13
       Signature Bank of New York * +                       2,000      67
       Simmons First National Corp., Class A +                976      28
       Smithtown Bancorp, Inc. +                              550      13
       Southside Bancshares, Inc. +                           750      16
       Southwest Bancorp, Inc. of Oklahoma                    996      24
       Sterling Bancorp of New York                         1,370      22
       Sterling Bancshares, Inc. of Texas                   4,746      55
       Sterling Financial Corp. of Pennsylvania +           1,716      17
       Sterling Financial Corp. of Washington               3,222      97
       Suffolk Bancorp +                                      752      23
       Sun Bancorp, Inc. of New Jersey * +                  1,110      20
       Superior Bancorp * +                                 1,292      13
       Susquehanna Bancshares, Inc.                         3,535      76
       SVB Financial Group * +                              2,346     125
       SY Bancorp, Inc. +                                     870      22
       Taylor Capital Group, Inc. +                           441      13
       Texas Capital Bancshares, Inc. *                     1,600      36
       Tompkins Trustco, Inc. +                               390      15
       Trico Bancshares +                                     942      21
       Trustco Bank Corp. of New York +                     5,178      50
       Trustmark Corp. +                                    3,300      89
       UCBH Holdings, Inc. +                                6,565     122
       UMB Financial Corp. +                                2,178      84
       Umpqua Holdings Corp. +                              3,759      94
       Union Bankshares Corp. of Virginia +                   891      21
       United Bankshares, Inc. +                            2,500      84
       United Community Banks, Inc. of Georgia +            2,330      71
       United Security Bancshares of California               500      11
       Univest Corp. of Pennsylvania +                        800      19
       USB Holding Co., Inc. +                                820      17

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         NUMBER    VALUE
                                                        OF SHARES  (000S)
                                                        --------- -------
       COMMON STOCKS - 97.6% - CONTINUED
       Banks - 6.4% - (continued)
          USB Holdings Co., Inc. - Fractional Shares *   50,000   $   --
          Vineyard National Bancorp +                       593       14
          Virginia Commerce Bancorp * +                   1,095       20
          Virginia Financial Group, Inc. +                  749       16
          W. Holding Co., Inc. +                          7,500       41
          Washington Trust Bancorp, Inc. +                  796       19
          WesBanco, Inc. +                                1,501       47
          West Bancorporation +                           1,092       16
          West Coast Bancorp of Oregon                    1,025       32
          Westamerica Bancorporation +                    2,108       98
          Western Alliance Bancorp * +                      800       25
          Wilshire Bancorp, Inc. +                        1,000       13
          Wintrust Financial Corp.                        1,699       78
          Yardville National Bancorp +                      572       21
                                                                  ------
                                                                   6,297
                                                                  ------
       Beverages - 0.1%
          Boston Beer Co., Inc., Class A * +                596       23
          Coca-Cola Bottling Co. Consolidated               265       15
          Farmer Bros. Co. +                                500       11
          Green Mountain Coffee Roasters, Inc. * +          300       20
          Jones Soda Co. * +                              1,700       32
          National Beverage Corp. * +                       720       10
          Peet's Coffee & Tea, Inc. * +                   1,005       26
                                                                  ------
                                                                     137
                                                                  ------
       Biotechnology - 2.0%
          Advanced Magnetics, Inc. * +                      600       38
          ADVENTRX Pharmaceuticals, Inc. *                3,000        8
          Affymetrix, Inc. * +                            4,600      119
          Alexion Pharmaceuticals, Inc. * +               2,367      115
          American Oriental Bioengineering, Inc. * +      3,100       33
          Applera Corp. (Celera Genomics Group) * +       5,348       71
          Arena Pharmaceuticals, Inc. * +                 3,430       48
          Ariad Pharmaceuticals, Inc. * +                 4,198       23
          Bio-Rad Laboratories, Inc., Class A *           1,200       90
          Biocryst Pharmaceuticals, Inc. * +              1,600       13
          Cambrex Corp.                                   1,829       23
          Cell Genesys, Inc. * +                          3,156       14
          Coley Pharmaceutical Group, Inc. * +            1,400       12
          Cytokinetics, Inc. * +                          1,900       13
          DeCODE Genetics, Inc. * +                       4,629       15
          Digene Corp. * +                                1,202       53
          Diversa Corp. * +                               2,094       14
          Encysive Pharmaceuticals, Inc. *                4,367       17
          Enzo Biochem, Inc. * +                          1,978       32
          Enzon Pharmaceuticals, Inc. * +                 3,052       26
          Exelixis, Inc. * +                              6,531       72
          Genitope Corp. *                                1,500        5
          Genomic Health, Inc. * +                          900       16
          Geron Corp. * +                                 4,515       42
          GTX, Inc. * +                                     900       18
          Hana Biosciences, Inc. * +                      2,200        4
          Human Genome Sciences, Inc. * +                 8,900       94
          Illumina, Inc. * +                              3,343      109
          Incyte Corp. * +                                5,340       38
          Integra LifeSciences Holdings Corp. * +         1,246       64
          InterMune, Inc. * +                             1,766       47
          Keryx Biopharmaceuticals, Inc. * +              2,949       32
          Lexicon Genetics, Inc. * +                      4,290       14
          Lifecell Corp. * +                              2,316       65
          Martek Biosciences Corp. * +                    2,200       46
          Maxygen, Inc. * +                               1,984       20
          Metabasis Therapeutics, Inc. * +                1,500       12
          Momenta Pharmaceuticals, Inc. * +               1,700       22
          Monogram Biosciences, Inc. *                    8,000       15
          Myriad Genetics, Inc. * +                       2,932      112
          Nektar Therapeutics * +                         6,200       70
          Northfield Laboratories, Inc. *                 1,929        3
          Novavax, Inc. *                                 4,600       13
          Panacos Pharmaceuticals, Inc. * +               3,800       16
          Peregrine Pharmaceuticals, Inc. * +            13,200       17
          Regeneron Pharmaceuticals, Inc. * +             3,546       80
          Replidyne, Inc. * +                               400        2
          Sangamo BioSciences, Inc. * +                   2,000       15
          Savient Pharmaceuticals, Inc. * +               3,648       52
          SuperGen, Inc. * +                              3,441       22
          Telik, Inc. * +                                 3,912       23
                                                                  ------
                                                                   1,937
                                                                  ------
       Building Materials - 0.8%
          Aaon, Inc.                                        680       20
          Apogee Enterprises, Inc.                        1,955       48
          Builders FirstSource, Inc. * +                  1,100       18
          Comfort Systems USA, Inc.                       2,800       39
          Drew Industries, Inc. *                         1,280       43
          Genlyte Group, Inc. *                           1,684      147

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
     COMMON STOCKS - 97.6% - CONTINUED
     Building Materials - 0.8% - (continued)
        Goodman Global, Inc. * +                             1,600   $   35
        Interline Brands, Inc. * +                           1,890       46
        LSI Industries, Inc. +                               1,538       24
        NCI Building Systems, Inc. * +                       1,413       73
        PGT, Inc. * +                                          700        8
        Simpson Manufacturing Co., Inc. +                    2,472       83
        Texas Industries, Inc. +                             1,842      160
        Trex Co., Inc. * +                                     824       17
        U.S. Concrete, Inc. * +                              2,500       22
        Universal Forest Products, Inc. +                    1,106       53
                                                                     ------
                                                                        836
                                                                     ------
     Chemicals - 1.9%
        American Vanguard Corp. +                            1,300       18
        Arch Chemicals, Inc.                                 1,616       57
        Balchem Corp.                                        1,200       21
        CF Industries Holdings, Inc.                         3,714      166
        Ferro Corp. +                                        2,893       69
        Fuller (H.B.) Co.                                    4,012      109
        Georgia Gulf Corp. +                                 2,364       41
        Grace (W.R.) & Co. * +                               4,634      125
        Hercules, Inc. *                                     7,674      145
        Innospec, Inc.                                         830       50
        Kronos Worldwide, Inc. +                               215        7
        Minerals Technologies, Inc. +                        1,306       83
        NewMarket Corp.                                      1,175       56
        NL Industries, Inc. +                                  598        6
        Olin Corp.                                           5,006      101
        OM Group, Inc. *                                     1,934      121
        Omnova Solutions, Inc. * +                           2,400       13
        Pioneer Cos., Inc. * +                                 800       28
        PolyOne Corp. *                                      6,456       46
        Rockwood Holdings, Inc. * +                          2,366       76
        Schulman (A.), Inc.                                  1,654       40
        Sensient Technologies Corp.                          3,173       83
        Spartech Corp.                                       2,170       58
        Stepan Co. +                                           443       14
        Symyx Technologies, Inc. *                           2,330       24
        Terra Industries, Inc. * +                           6,400      124
        Tronox, Inc., Class B +                              2,800       39
        UAP Holding Corp.                                    3,500      103
        Zoltek Cos., Inc. * +                                1,000       38
                                                                     ------
                                                                      1,861
                                                                     ------
     Coal - 0.2%
        Alpha Natural Resources, Inc. * +                    3,590       69
        International Coal Group, Inc. * +                   7,800       50
        James River Coal Co. *                               1,299       19
        Westmoreland Coal Co. * +                              500       14
                                                                     ------
                                                                        152
                                                                     ------
     Commercial Services - 5.9%
        Aaron Rents, Inc. +                                  2,935       84
        ABM Industries, Inc.                                 2,933       86
        Administaff, Inc.                                    1,498       55
        Advance America Cash Advance Centers, Inc. +         4,680       83
        Advisory Board (The) Co. * +                         1,279       67
        Albany Molecular Research, Inc. * +                  1,889       27
        AMN Healthcare Services, Inc. *                      2,211       50
        Arbitron, Inc. +                                     2,009      105
        Bankrate, Inc. * +                                     710       31
        Barrett Business Services +                            500       13
        BearingPoint, Inc. * +                              12,600       93
        Bowne & Co., Inc.                                    2,057       40
        Bright Horizons Family Solutions, Inc. * +           1,788       76
        CBIZ, Inc. * +                                       3,821       29
        CDI Corp. +                                            864       29
        Cenveo, Inc. * +                                     3,570       87
        Chemed Corp.                                         1,748      117
        Clayton Holdings, Inc. * +                             600        9
        Coinmach Service Corp., Class A +                    1,900       21
        Coinstar, Inc. *                                     1,911       60
        Compass Diversified Trust +                          1,000       17
        Consolidated Graphics, Inc. *                          784       57
        Corinthian Colleges, Inc. * +                        5,800       85
        Cornell Cos., Inc. * +                                 800       19
        Corvel Corp. * +                                       586       16
        CoStar Group, Inc. * +                               1,095       59
        CRA International, Inc. *                              709       37
        Cross Country Healthcare, Inc. * +                   2,213       38
        Deluxe Corp.                                         3,500      153
        DeVry, Inc.                                          4,100      138
        Diamond Management & Technology Consultants, Inc.    2,000       26
        Dollar Financial Corp. * +                             900       27
        Dollar Thrifty Automotive Group *                    1,627       76
        DynCorp International, Inc., Class A * +             1,700       29
        Educate, Inc. * +                                    1,300       10

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                        NUMBER   VALUE
                                                       OF SHARES (000S)
                                                       --------- ------
        COMMON STOCKS - 97.6% - CONTINUED
        Commercial Services - 5.9% - (continued)
           Electro Rent Corp. *                          1,370   $   20
           Equifax, Inc.                                     1       --
           Euronet Worldwide, Inc. * +                   3,090       83
           ExlService Holdings, Inc. * +                   291        5
           Exponent, Inc. *                                950       22
           First Advantage Corp., Class A * +              532       13
           First Consulting Group, Inc. * +              1,500       14
           Forrester Research, Inc. *                      975       26
           FTI Consulting, Inc. * +                      2,719      101
           Gartner, Inc. * +                             3,483       96
           Geo Group (The), Inc. *                       1,720       94
           Gevity HR, Inc. +                             1,752       37
           Global Cash Access Holdings, Inc. *           2,262       37
           H&E Equipment Services, Inc. * +                800       21
           Healthcare Services Group +                   1,827       51
           Healthspring, Inc. * +                        1,300       32
           Heartland Payment Systems, Inc. +             1,000       25
           Heidrick & Struggles International, Inc. *    1,254       61
           Home Solutions of America, Inc. * +           3,300       25
           Hudson Highland Group, Inc. *                 1,649       36
           Huron Consulting Group, Inc. *                1,144       78
           ICT Group, Inc. * +                             500        9
           Integrated Electrical Services, Inc. *        1,100       29
           Interactive Data Corp. +                      2,500       73
           Jackson Hewitt Tax Service, Inc. +            2,200       67
           Kelly Services, Inc., Class A +               1,354       39
           Kendle International, Inc. * +                  800       28
           Kenexa Corp. * +                              1,115       43
           Kforce, Inc. *                                2,000       32
           Korn/Ferry International *                    2,940       76
           Labor Ready, Inc. *                           3,374       81
           Landauer, Inc. +                                615       30
           LECG Corp. * +                                1,800       27
           Lincoln Educational Services Corp. * +          400        6
           Live Nation, Inc. *                           4,300       96
           MAXIMUS, Inc. +                               1,450       63
           McGrath Rentcorp +                            1,472       46
           Medifast, Inc. *                                900        8
           Midas, Inc. *                                 1,096       25
           Monro Muffler, Inc. +                           819       32
           Morningstar, Inc. * +                           900       43
           MPS Group, Inc. *                             6,993       96
           Navigant Consulting, Inc. * +                 2,934       61
           Net 1 UEPS Technologies, Inc. * +             3,400       91
           On Assignment, Inc. * +                       1,900       21
           Parexel International Corp. * +               1,795       72
           PeopleSupport, Inc. * +                       1,400       17
           PharmaNet Development Group, Inc. *           1,197       38
           PHH Corp. *                                   3,600      112
           PRA International * +                         1,200       28
           Pre-Paid Legal Services, Inc. * +               693       45
           Providence Service (The) Corp. * +              794       21
           QC Holdings, Inc. +                             400        6
           Rent-A-Center, Inc. * +                       4,700      127
           Resources Connection, Inc. * +                3,304      107
           Rewards Network, Inc. *                       1,930        7
           Rollins, Inc. +                               2,008       46
           SAIC, Inc. * +                                5,800      117
           Senomyx, Inc. * +                             2,022       27
           Sotheby's +                                   4,256      202
           Source Interlink Cos., Inc. * +               2,323       13
           Spherion Corp. *                              3,971       39
           Standard Parking Corp. * +                      400       15
           Startek, Inc. +                                 888        9
           Stewart Enterprises, Inc., Class A            7,289       56
           Strayer Education, Inc. +                       958      120
           Team, Inc. * +                                  400       16
           TeleTech Holdings, Inc. *                     2,225       78
           TNS, Inc. +                                   1,700       20
           Universal Technical Institute, Inc. * +       1,600       38
           Valassis Communications, Inc. * +             3,300       59
           Vertrue, Inc. * +                               508       24
           Viad Corp. +                                  1,500       67
           Volt Information Sciences, Inc. *               784       19
           Watson Wyatt Worldwide, Inc., Class A         2,829      146
           Wright Express Corp. *                        2,760       97
                                                                 ------
                                                                  5,736
                                                                 ------
        Computers - 2.6%
           3D Systems Corp. * +                          1,100       22
           Agilysys, Inc. +                              2,090       45
           Ansoft Corp. *                                1,108       36
           BISYS Group (The), Inc. *                     8,100       95
           Brocade Communications Systems, Inc. *       26,750      246
           CACI International, Inc., Class A * +         2,100      108

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                           NUMBER   VALUE
                                                          OF SHARES (000S)
                                                          --------- ------
      COMMON STOCKS - 97.6% - CONTINUED
      Computers - 2.6% - (continued)
         CIBER, Inc. * +                                    3,785   $   34
         COMSYS IT Partners, Inc. * +                       1,100       25
         Comtech Group, Inc. * +                            1,100       19
         Covansys Corp. *                                   2,100       71
         Echelon Corp. * +                                  2,027       35
         Electronics for Imaging, Inc. * +                  3,886      111
         Gateway, Inc. * +                                 18,342       33
         Henry (Jack) & Associates, Inc.                    5,407      143
         Hutchinson Technology, Inc. * +                    1,761       32
         iGate Corp. * +                                    1,709       12
         IHS, Inc., Class A *                               1,607       65
         Imation Corp.                                      2,400       91
         Integral Systems, Inc. of Maryland +                 788       20
         InterVoice, Inc. * +                               2,853       23
         Komag, Inc. * +                                    2,130       52
         Kronos, Inc. *                                     2,188      120
         Magma Design Automation, Inc. * +                  2,498       37
         Manhattan Associates, Inc. *                       1,894       55
         Maxwell Technologies, Inc. * +                     1,000       14
         Mentor Graphics Corp. * +                          5,492       78
         Mercury Computer Systems, Inc. * +                 1,569       20
         Micros Systems, Inc. *                             2,633      146
         Mobility Electronics, Inc. *                       1,900        6
         MTS Systems Corp.                                  1,226       54
         Ness Technologies, Inc. *                          1,800       21
         Netscout Systems, Inc. *                           1,959       16
         Palm, Inc. * +                                     6,128      100
         Perot Systems Corp., Class A *                     5,842      100
         Quantum Corp. * +                                 13,296       41
         Rackable Systems, Inc. * +                         1,900       23
         Radiant Systems, Inc. * +                          1,900       26
         Radisys Corp. * +                                  1,497       20
         SI International, Inc. * +                           900       28
         Sigma Designs, Inc. * +                            1,600       45
         Silicon Storage Technology, Inc. * +               5,771       23
         SRA International, Inc., Class A * +               2,600       66
         Stratasys, Inc. * +                                  730       35
         Super Micro Computer, Inc. * +                       168        2
         SYKES Enterprises, Inc. *                          1,990       39
         Synaptics, Inc. * +                                1,706       54
         Syntel, Inc. +                                       530       18
         Tyler Technologies, Inc. * +                       2,657       32
                                                                    ------
                                                                     2,537
                                                                    ------
      Cosmetics/Personal Care - 0.1%
         Chattem, Inc. * +                                  1,132       72
         Elizabeth Arden, Inc. *                            1,910       45
         Inter Parfums, Inc. +                                400       10
         Parlux Fragrances, Inc. *                          1,060        5
         Revlon, Inc., Class A * +                          9,400       13
                                                                    ------
                                                                       145
                                                                    ------
      Distribution/Wholesale - 0.8%
         Beacon Roofing Supply, Inc. * +                    3,050       55
         BlueLinx Holdings, Inc. +                            973       11
         Brightpoint, Inc. * +                              3,520       46
         Building Material Holding Corp. +                  2,008       31
         Central European Distribution Corp. * +            2,146       74
         Core-Mark Holding Co., Inc. * +                      700       24
         Directed Electronics, Inc. *                         600        5
         Houston Wire & Cable Co. *                           600       17
         LKQ Corp. * +                                      3,038       76
         MWI Veterinary Supply, Inc. * +                      439       17
         NuCo2, Inc. * +                                    1,100       29
         Owens & Minor, Inc.                                2,769       98
         Scansource, Inc. * +                               1,734       50
         United Stationers, Inc. *                          2,018      136
         Watsco, Inc. +                                     1,840      116
                                                                    ------
                                                                       785
                                                                    ------
      Diversified Financial Services - 1.8%
         Accredited Home Lenders Holding Co. * +            1,496       21
         Advanta Corp., Class B +                           1,276       64
         Asset Acceptance Capital Corp. *                   1,100       21
         Asta Funding, Inc. +                                 810       34
         Calamos Asset Management, Inc., Class A            1,554       39
         Centerline Holding Co.                             3,615       71
         Cityscape Financial Corp. *                        2,500       --
         Cohen & Steers, Inc. +                               900       47
         CompuCredit Corp. * +                              1,422       52
         Credit Acceptance Corp. * +                          575       15
         Doral Financial Corp. *                            6,200        8
         eSpeed, Inc., Class A * +                          1,468       13
         Federal Agricultural Mortgage Corp., Class C +       821       24
         Financial Federal Corp. +                          1,859       51
         Friedman Billings Ramsey Group, Inc., Class A +   10,100       63

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                           NUMBER   VALUE
                                                          OF SHARES (000S)
                                                          --------- ------
      COMMON STOCKS - 97.6% - CONTINUED
      Diversified Financial Services - 1.8% - (continued)
         GAMCO Investors, Inc., Class A +                     416   $   22
         GFI Group, Inc. * +                                  801       60
         Greenhill & Co., Inc. +                            1,200       86
         International Securities Exchange, Inc. +          2,600      169
         Knight Capital Group, Inc., Class A *              7,121      123
         LaBranche & Co., Inc. * +                          3,700       31
         MarketAxess Holdings, Inc. * +                     2,300       41
         Marlin Business Services Corp. * +                   835       17
         National Financial Partners Corp. +                2,500      117
         NewStar Financial, Inc. * +                          942       13
         Ocwen Financial Corp. * +                          2,459       35
         optionsXpress Holdings, Inc.                       1,400       36
         Penson Worldwide, Inc. * +                           500       14
         Piper Jaffray Cos. *                               1,289       86
         Portfolio Recovery Associates, Inc. +              1,022       61
         Sanders Morris Harris Group, Inc. +                1,139       16
         Stifel Financial Corp. * +                           800       48
         SWS Group, Inc. +                                  1,672       40
         Thomas Weisel Partners Group, Inc. * +               500        9
         TradeStation Group, Inc. * +                       1,727       21
         United PanAm Financial Corp. * +                     657       10
         Waddell & Reed Financial, Inc., Class A            5,700      148
         World Acceptance Corp. * +                         1,193       51
                                                                    ------
                                                                     1,777
                                                                    ------
      Electric - 1.7%
         Allete, Inc. +                                     1,700       81
         Aquila, Inc. *                                    25,489      109
         Avista Corp.                                       3,489       82
         Black Hills Corp. +                                2,541      104
         CH Energy Group, Inc. +                            1,111       53
         Cleco Corp.                                        3,819      103
         Duquesne Light Holdings, Inc. +                    6,031      122
         El Paso Electric Co. *                             3,243       88
         Empire District Electric (The) Co. +               2,059       48
         Idacorp, Inc.                                      2,858       95
         ITC Holdings Corp.                                 1,200       52
         MGE Energy, Inc. +                                 1,346       46
         NorthWestern Corp.                                 2,400       79
         Ormat Technologies, Inc. +                           546       20
         Otter Tail Corp. +                                 2,037       67
         Pike Electric Corp. * +                            1,100       24
         PNM Resources, Inc.                                5,127      151
         PNM Resources, Inc.--Fractional Shares *          50,000       --
         Portland General Electric Co. +                    1,800       53
         UIL Holdings Corp. +                               1,701       56
         Unisource Energy Corp.                             2,377       87
         Westar Energy, Inc.                                5,900      156
                                                                    ------
                                                                     1,676
                                                                    ------
      Electrical Components & Equipment - 1.2%
         Advanced Energy Industries, Inc. *                 2,449       60
         American Superconductor Corp. * +                  2,400       42
         Belden CDT, Inc. +                                 2,881      165
         Capstone Turbine Corp. *                           6,300        6
         China BAK Battery, Inc. * +                        2,006        7
         Color Kinetics, Inc. * +                           1,000       29
         Encore Wire Corp. +                                1,589       46
         Energy Conversion Devices, Inc. * +                2,627       90
         EnerSys * +                                        3,200       58
         General Cable Corp. * +                            3,414      233
         GrafTech International Ltd. *                      6,834      106
         Greatbatch, Inc. *                                 1,529       46
         Insteel Industries, Inc. +                         1,000       18
         Lamson & Sessions (The) Co. * +                    1,000       28
         Littelfuse, Inc. *                                 1,463       59
         Medis Technologies Ltd. * +                        1,536       22
         Powell Industries, Inc. * +                          552       15
         Power-One, Inc. * +                                4,852       18
         Superior Essex, Inc. * +                           1,400       49
         Universal Display Corp. * +                        1,601       25
         Vicor Corp. +                                      1,494       18
                                                                    ------
                                                                     1,140
                                                                    ------
      Electronics - 2.6%
         American Science & Engineering, Inc. * +             566       31
         Analogic Corp. +                                     918       61
         Badger Meter, Inc. +                               1,000       26
         Bel Fuse, Inc., Class B +                            722       26
         Benchmark Electronics, Inc. * +                    4,391       97
         Brady Corp., Class A                               3,046      113
         Checkpoint Systems, Inc. *                         2,694       67
         Cogent, Inc. * +                                   2,998       46
         Coherent, Inc. * +                                 2,118       66
         CTS Corp.                                          2,456       30
         Cubic Corp. +                                      1,075       27
         Cymer, Inc. * +                                    2,475       99

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                             NUMBER   VALUE
                                                            OF SHARES (000S)
                                                            --------- ------
    COMMON STOCKS - 97.6% - CONTINUED
    Electronics - 2.6% - (continued)
       Daktronics, Inc. +                                     2,606   $   62
       Dionex Corp. *                                         1,309       93
       Eagle Test Systems, Inc. * +                             600        9
       Electro Scientific Industries, Inc. * +                1,966       41
       Excel Technology, Inc. *                                 793       21
       FEI Co. * +                                            1,576       58
       Flir Systems, Inc. * +                                 4,400      182
       II-VI, Inc. *                                          1,628       45
       Ionatron, Inc. * +                                     2,220       11
       Itron, Inc. * +                                        2,020      137
       Kemet Corp. * +                                        6,033       46
       L-1 Identity Solutions, Inc. * +                       4,512       97
       LoJack Corp. * +                                       1,300       29
       Measurement Specialties, Inc. * +                      1,000       20
       Methode Electronics, Inc.                              2,545       38
       Multi-Fineline Electronix, Inc. * +                      600       10
       Newport Corp. * +                                      2,757       41
       OSI Systems, Inc. * +                                  1,008       27
       OYO Geospace Corp. *                                     300       23
       Park Electrochemical Corp.                             1,355       38
       Paxar Corp. *                                          2,817       85
       Photon Dynamics, Inc. * +                              1,145       13
       Plexus Corp. *                                         3,192       70
       RAE Systems, Inc. *                                    2,200        6
       Rofin-Sinar Technologies, Inc. *                       1,059       72
       Rogers Corp. *                                         1,184       48
       Sonic Solutions, Inc. * +                              1,675       22
       Taser International, Inc. * +                          4,282       45
       Technitrol, Inc.                                       2,711       71
       Trimble Navigation Ltd. *                                  1       --
       TTM Technologies, Inc. *                               3,005       33
       Varian, Inc. *                                         2,112      124
       Watts Water Technologies, Inc., Class A +              1,879       71
       Woodward Governor Co.                                  2,066      114
       X-Rite, Inc.                                           2,038       31
       Zygo Corp. *                                           1,200       18
                                                                      ------
                                                                       2,540
                                                                      ------
    Energy - Alternate Sources - 0.4%
       Aventine Renewable Energy Holdings, Inc. * +           2,100       35
       Evergreen Energy, Inc. * +                             4,926       34
       Evergreen Solar, Inc. * +                              4,600       39
       First Solar, Inc. * +                                  1,547      105
       FuelCell Energy, Inc. * +                              3,929       27
       Headwaters, Inc. * +                                   2,847       56
       MGP Ingredients, Inc. +                                  600       10
       Pacific Ethanol, Inc. * +                              1,900       26
       Plug Power, Inc. * +                                   4,556       14
       Quantum Fuel Systems Technologies Worldwide, Inc. *    3,800        7
       Sunpower Corp., Class A *                                669       36
       Syntroleum Corp. *                                     2,735        8
       US BioEnergy Corp. *                                     186        2
       VeraSun Energy Corp. * +                               1,275       19
                                                                      ------
                                                                         418
                                                                      ------
    Engineering & Construction - 0.8%
       Dycom Industries, Inc. * +                             2,758       82
       EMCOR Group, Inc. *                                    2,086      137
       ENGlobal Corp. *                                       1,100       11
       Granite Construction, Inc.                             2,338      160
       Infrasource Services, Inc. *                           1,795       65
       Insituform Technologies, Inc., Class A * +             1,818       38
       Layne Christensen Co. * +                                800       36
       Perini Corp. * +                                       1,458       80
       Sterling Construction Co., Inc. * +                      600       14
       Washington Group International, Inc. * +               1,935      163
                                                                      ------
                                                                         786
                                                                      ------
    Entertainment - 0.9%
       Bally Technologies, Inc. * +                           3,561       97
       Bluegreen Corp. * +                                    1,500       18
       Carmike Cinemas, Inc. +                                  900       23
       Century Casinos, Inc. * +                              1,500       13
       Churchill Downs, Inc. +                                  593       31
       Dover Downs Gaming & Entertainment, Inc. +             1,117       16
       Dover Motorsports, Inc.                                1,300        7
       Great Wolf Resorts, Inc. * +                           1,790       25
       Isle of Capri Casinos, Inc. * +                        1,077       27
       Lakes Entertainment, Inc. * +                          1,700       19
       Macrovision Corp. *                                    3,552       99
       Magna Entertainment Corp., Class A * +                 2,691        9
       National CineMedia, Inc. *                             2,900       83
       Pinnacle Entertainment, Inc. *                         4,072      125
       Progressive Gaming International Corp. *               2,319       13
       Shuffle Master, Inc. * +                               2,409       46
       Six Flags, Inc. * +                                    4,836       30

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         NUMBER   VALUE
                                                        OF SHARES (000S)
                                                        --------- ------
        COMMON STOCKS - 97.6% - CONTINUED
        Entertainment - 0.9% - (continued)
           Speedway Motorsports, Inc.                     1,062   $   43
           Steinway Musical Instruments                     472       18
           Vail Resorts, Inc. * +                         2,010      121
                                                                  ------
                                                                     863
                                                                  ------
        Environmental Control - 0.6%
           American Ecology Corp. +                       1,100       24
           Basin Water, Inc. * +                            500        3
           Calgon Carbon Corp. * +                        2,439       25
           Casella Waste Systems, Inc., Class A * +       1,568       17
           Clean Harbors, Inc. * +                        1,100       52
           Darling International, Inc. *                  4,346       39
           Metal Management, Inc.                         1,700       82
           Mine Safety Appliances Co. +                   2,078       89
           Rentech, Inc. * +                              9,100       22
           Tetra Tech, Inc. * +                           3,808       84
           Waste Connections, Inc. *                      4,504      139
           Waste Industries USA, Inc.                       500       16
           Waste Services, Inc. * +                       2,033       21
                                                                  ------
                                                                     613
                                                                  ------
        Food - 1.4%
           Arden Group, Inc., Class A +                      43        6
           Chiquita Brands International, Inc. +          2,854       52
           Diamond Foods, Inc. +                          1,032       17
           Flowers Foods, Inc.                            3,500      121
           Great Atlantic & Pacific Tea Co. * +           1,349       46
           Hain Celestial Group, Inc. * +                 2,161       62
           Imperial Sugar Co. +                             800       23
           Ingles Markets, Inc., Class A                    773       28
           J & J Snack Foods Corp.                          900       35
           Lance, Inc. +                                  2,077       49
           M & F Worldwide Corp. * +                        739       50
           Nash Finch Co. +                                 955       45
           Pathmark Stores, Inc. *                        3,549       46
           Performance Food Group Co. * +                 2,393       85
           Pilgrims Pride Corp.                           2,700       95
           Ralcorp Holdings, Inc. * +                     1,768      103
           Ruddick Corp. +                                2,688       84
           Sanderson Farms, Inc. +                        1,171       50
           Seaboard Corp. +                                  18       40
           Spartan Stores, Inc.                           1,500       40
           Tootsie Roll Industries, Inc. +                2,512       71
           TreeHouse Foods, Inc. *                        2,100       59
           United Natural Foods, Inc. * +                 2,846       78
           Village Super Market, Class A +                  200        9
           Weis Markets, Inc. +                             659       28
           Wild Oats Markets, Inc. * +                    2,056       35
                                                                  ------
                                                                   1,357
                                                                  ------
        Forest Products & Paper - 0.4%
           Bowater, Inc. +                                3,800       79
           Buckeye Technologies, Inc. *                   2,626       37
           Caraustar Industries, Inc. *                   1,941       12
           Deltic Timber Corp. +                            653       35
           Glatfelter +                                   3,039       41
           Mercer International, Inc. * +                 1,900       20
           Neenah Paper, Inc.                             1,000       44
           Rock-Tenn Co., Class A +                       2,291       80
           Schweitzer-Mauduit International, Inc.         1,016       31
           Wausau Paper Corp.                             2,758       38
           Xerium Technologies, Inc. +                    1,500       12
                                                                  ------
                                                                     429
                                                                  ------
        Gas - 0.9%
           Cascade Natural Gas Corp. +                      778       21
           EnergySouth, Inc. +                              439       21
           Laclede Group (The), Inc. +                    1,471       46
           New Jersey Resources Corp. +                   1,906      104
           Nicor, Inc. +                                  3,000      141
           Northwest Natural Gas Co.                      1,822       91
           Piedmont Natural Gas Co., Inc. +               5,200      138
           South Jersey Industries, Inc. +                1,962       76
           Southwest Gas Corp.                            2,720      104
           WGL Holdings, Inc.                             3,300      116
                                                                  ------
                                                                     858
                                                                  ------
        Hand/Machine Tools - 0.3%
           Baldor Electric Co. +                          3,018      140
           Franklin Electric Co., Inc. +                  1,572       74
           Raser Technologies, Inc. * +                   1,500       11
           Regal-Beloit Corp. +                           2,051      100
                                                                  ------
                                                                     325
                                                                  ------
        Healthcare - Products - 3.4%
           Abaxis, Inc. * +                               1,400       32
           Abiomed, Inc. * +                              1,600       18
           Accuray, Inc. * +                              1,090       25
           Align Technology, Inc. * +                     3,831       87
           American Medical Systems Holdings, Inc. * +    4,720       89

See Notes to the Financial Statements.


            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                       NUMBER   VALUE
                                                      OF SHARES (000S)
                                                      --------- ------
          COMMON STOCKS - 97.6% - CONTINUED
          Healthcare - Products - 3.4% - (continued)
             Angiodynamics, Inc. * +                      847   $   13
             Arrow International, Inc. +                1,501       58
             Arthrocare Corp. * +                       1,777       78
             Aspect Medical Systems, Inc. * +           1,055       17
             Biosite, Inc. *                            1,040       96
             Bruker BioSciences Corp. *                 2,888       25
             Candela Corp. * +                          1,614       18
             Cepheid, Inc. * +                          3,742       44
             Cerus Corp. *                              2,000       12
             Conceptus, Inc. * +                        1,600       30
             Conmed Corp. * +                           1,923       60
             Cyberonics, Inc. * +                       1,531       29
             Datascope Corp.                              890       33
             DexCom, Inc. *                             1,100        7
             DJO, Inc. * +                              1,504       59
             ev3, Inc. * +                              1,083       19
             Foxhollow Technologies, Inc. * +           1,400       32
             Haemonetics Corp. of Massachusetts *       1,780       88
             Hansen Medical, Inc., * +                    164        3
             HealthTronics, Inc. * +                    2,400       12
             Helicos BioSciences Corp. *                  400        3
             Hologic, Inc. *                            3,529      191
             ICU Medical, Inc. * +                        959       38
             Immucor, Inc. *                            4,564      144
             Invacare Corp.                             2,136       38
             Inverness Medical Innovations, Inc. * +    2,638      126
             IRIS International, Inc. * +               1,300       18
             Kensey Nash Corp. * +                        779       18
             Kyphon, Inc. * +                           2,970      141
             LCA-Vision, Inc. +                         1,400       63
             Luminex Corp. * +                          2,195       27
             Medical Action Industries, Inc. *            900       18
             Mentor Corp. +                             2,422       98
             Merge Technologies, Inc. * +               1,966       14
             Meridian Bioscience, Inc. +                2,175       46
             Merit Medical Systems, Inc. * +            1,838       21
             Natus Medical, Inc. * +                    1,500       23
             Neurometrix, Inc. * +                        900        8
             Northstar Neuroscience, Inc. * +             900       12
             NuVasive, Inc. * +                         2,300       60
             NxStage Medical, Inc. * +                    900       11
             Oakley, Inc. +                             1,662       42
             OraSure Technologies, Inc. * +             3,350       26
             Palomar Medical Technologies, Inc. * +     1,200       47
             PolyMedica Corp. +                         1,592       65
             PSS World Medical, Inc. *                  4,614       86
             Quidel Corp. * +                           2,100       31
             Sirona Dental Systems, Inc. +              1,200       42
             SonoSite, Inc. * +                         1,120       32
             Spectranetics Corp. * +                    2,100       20
             Stereotaxis, Inc. * +                      1,597       19
             Steris Corp.                               4,600      138
             SurModics, Inc. * +                        1,129       42
             Symmetry Medical, Inc. * +                 2,520       39
             Thermogenesis Corp. *                      3,400        9
             Thoratec Corp. * +                         3,572       71
             Ventana Medical Systems, Inc. * +          1,944      100
             Viasys Healthcare, Inc. * +                2,244       96
             Visicu, Inc. * +                             500        5
             Vital Images, Inc. * +                     1,000       28
             Vital Signs, Inc. +                          482       28
             Volcano Corp. * +                            600       12
             West Pharmaceutical Services, Inc. +       2,204      112
             Wright Medical Group, Inc. * +             2,398       58
             Xtent, Inc. * +                              158        2
             Young Innovations, Inc. +                    308        8
             Zoll Medical Corp. * +                     1,332       30
                                                                ------
                                                                 3,290
                                                                ------
          Healthcare - Services - 1.5%
             Air Methods Corp. * +                        700       25
             Alliance Imaging, Inc. * +                 1,000        9
             Amedisys, Inc. * +                         1,708       64
             AMERIGROUP Corp. *                         3,500       89
             Amsurg Corp. * +                           2,045       50
             Apria Healthcare Group, Inc. *             2,900       84
             Bio-Reference Labs, Inc. * +                 704       18
             Capital Senior Living Corp. * +            1,500       17
             Centene Corp. *                            2,958       68
             Emeritus Corp. * +                           400       14
             Five Star Quality Care, Inc. * +           2,200       18
             Genesis HealthCare Corp. * +               1,300       89
             Gentiva Health Services, Inc. * +          1,894       39
             Healthways, Inc. * +                       2,380      111
             Horizon Health Corp. * +                   1,100       22

See Notes to the Financial Statements.


EQUITY PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         NUMBER    VALUE
                                                        OF SHARES  (000S)
                                                        --------- -------
      COMMON STOCKS - 97.6% - CONTINUED
      Healthcare - Services - 1.5% - (continued)
         Hythiam, Inc. * +                                1,900   $   15
         Kindred Healthcare, Inc. * +                     1,962       63
         LHC Group, Inc. * +                                797       23
         Magellan Health Services, Inc. *                 2,500      112
         Matria Healthcare, Inc. * +                      1,484       47
         Medcath Corp. *                                    600       20
         Molina Healthcare, Inc. *                          800       26
         National Healthcare Corp. +                        386       21
         Nighthawk Radiology Holdings, Inc. * +             400        7
         Odyssey HealthCare, Inc. * +                     2,339       30
         Option Care, Inc. +                              1,773       27
         Psychiatric Solutions, Inc. * +                  3,600      140
         Radiation Therapy Services, Inc. * +               800       22
         RehabCare Group, Inc. *                          1,121       18
         Res-Care, Inc. * +                               1,500       31
         Sun Healthcare Group, Inc. * +                   1,800       26
         Sunrise Senior Living, Inc. * +                  3,040      119
         Symbion, Inc. *                                  1,200       26
         VistaCare, Inc., Class A * +                       823        8
                                                                  ------
                                                                   1,498
                                                                  ------
      Holding Companies - Diversified - 0.1%
         Freedom Acquisition Holding, Inc. * +            3,600       35
         Resource America, Inc., Class A                  1,127       26
         Star Maritime Acquisition Corp. *                1,400       17
                                                                  ------
                                                                      78
                                                                  ------
      Home Builders - 0.6%
         Amrep Corp. +                                      100        6
         Brookfield Homes Corp. +                           821       26
         Cavco Industries, Inc. * +                         400       15
         Champion Enterprises, Inc. * +                   5,254       60
         Fleetwood Enterprises, Inc. * +                  4,403       41
         Hovnanian Enterprises, Inc., Class A * +         3,400       86
         Levitt Corp., Class A                            1,096       10
         M/I Homes, Inc. +                                  874       25
         Meritage Homes Corp. * +                         1,500       52
         Monaco Coach Corp. +                             1,793       28
         Orleans Homebuilders, Inc.                         400        3
         Palm Harbor Homes, Inc. * +                        791       13
         Skyline Corp.                                      508       17
         TOUSA, Inc. +                                    1,462        6
         WCI Communities, Inc. * +                        2,266       47
         Williams Scotsman International, Inc. * +        2,025       47
         Winnebago Industries, Inc. +                     2,172       67
                                                                  ------
                                                                     549
                                                                  ------
      Home Furnishings - 0.5%
         American Woodmark Corp. +                          838       31
         Audiovox Corp., Class A *                        1,237       17
         DTS, Inc. * +                                    1,200       28
         Ethan Allen Interiors, Inc. +                    2,200       80
         Furniture Brands International, Inc. +           3,100       45
         Hooker Furniture Corp. +                           804       20
         Kimball International, Inc., Class B             1,689       23
         La-Z-Boy, Inc. +                                 3,600       42
         Sealy Corp. +                                    1,500       25
         Stanley Furniture Co., Inc.                        796       18
         Tempur-Pedic International, Inc. +               3,400       86
         TiVo, Inc. * +                                   5,933       37
         Universal Electronics, Inc. *                      991       33
                                                                  ------
                                                                     485
                                                                  ------
      Household Products/Wares - 0.7%
         ACCO Brands Corp. * +                            3,100       78
         American Greetings Corp., Class A                3,600       94
         Blyth, Inc.                                      1,800       49
         Central Garden and Pet Co., Class A * +          4,347       58
         CSS Industries, Inc.                               442       17
         Ennis, Inc. +                                    1,732       41
         Fossil, Inc. * +                                 2,900       91
         Playtex Products, Inc. *                         3,875       58
         Prestige Brands Holdings, Inc. * +               2,300       30
         Russ Berrie & Co., Inc. * +                        847       14
         Spectrum Brands, Inc. * +                        2,500       21
         Standard Register (The) Co. +                    1,184       14
         Tupperware Brands Corp.                          4,145      120
         WD-40 Co.                                        1,134       38
                                                                     723
      Housewares - 0.0%
         Lifetime Brands, Inc. +                            836       18
         National Presto Industries, Inc. +                 350       21
                                                                  ------
                                                                      39
                                                                  ------
      Insurance - 2.6%
         21st Century Insurance Group +                   2,230       49
         Affirmative Insurance Holdings, Inc. +             500        8
         Alfa Corp. +                                     2,220       38
         American Equity Investment Life Holding Co. +    3,900       47

See Notes to the Financial Statements.


            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                          NUMBER    VALUE
                                                         OF SHARES  (000S)
                                                         --------- -------
     COMMON STOCKS - 97.6% - CONTINUED
     Insurance - 2.6% - (continued)
        American Physicians Capital, Inc. *                  706   $   29
        Amtrust Financial Services, Inc. +                 1,700       26
        Argonaut Group, Inc. *                             2,098       69
        Baldwin & Lyons, Inc., Class B +                     618       16
        Bristol West Holdings, Inc.                        1,100       24
        CNA Surety Corp. *                                 1,077       22
        Commerce Group, Inc.                               3,700      126
        Crawford & Co., Class B +                          1,800       12
        Darwin Professional Underwriters, Inc. *             400        9
        Delphi Financial Group, Inc., Class A              2,857      123
        Donegal Group, Inc., Class A                         898       14
        EMC Insurance Group, Inc.                            456       11
        Employers Holdings, Inc.                           3,900       83
        FBL Financial Group, Inc., Class A                   903       35
        First Acceptance Corp. * +                         1,305       13
        First Mercury Financial Corp. * +                    829       15
        FPIC Insurance Group, Inc. * +                       700       32
        Great American Financial Resources, Inc.             650       16
        Harleysville Group, Inc.                             897       27
        Hilb, Rogal & Hobbs Co. +                          2,491      108
        Horace Mann Educators Corp.                        2,929       65
        Independence Holding Co. +                           334        7
        Infinity Property & Casualty Corp.                 1,307       69
        James River Group, Inc. +                            569       19
        Kansas City Life Insurance Co. +                     300       13
        LandAmerica Financial Group, Inc. +                1,237      115
        Meadowbrook Insurance Group, Inc. *                1,700       18
        Midland (The) Co. +                                  807       36
        National Interstate Corp. +                        1,100       27
        National Western Life Insurance Co., Class A         103       26
        Navigators Group, Inc. *                             888       44
        NYMAGIC, Inc. +                                      400       17
        Odyssey Re Holdings Corp. +                          835       36
        Ohio Casualty Corp.                                4,058      175
        Phoenix Companies (The), Inc.                      7,760      122
        PMA Capital Corp., Class A * +                     2,124       23
        Presidential Life Corp. +                          1,479       27
        ProAssurance Corp. *                               2,222      126
        RLI Corp.                                          1,438       83
        Safety Insurance Group, Inc. +                       955       40
        SCPIE Holdings, Inc. * +                             700       15
        SeaBright Insurance Holdings, Inc. * +             1,155       21
        Selective Insurance Group, Inc. +                  3,920      107
        State Auto Financial Corp. +                         957       30
        Stewart Information Services Corp.                 1,157       46
        Tower Group, Inc.                                  1,100       35
        Triad Guaranty, Inc. * +                             813       36
        United Fire & Casualty Co. +                       1,452       57
        Universal American Financial Corp. * +             2,575       55
        Zenith National Insurance Corp.                    2,491      120
                                                                   ------
                                                                    2,562
                                                                   ------
     Internet - 3.5%
        1-800-FLOWERS.COM, Inc., Class A * +               1,826       16
        24/7 Real Media, Inc. * +                          3,300       39
        Access Integrated Technologies, Inc., Class A *    1,000        7
        Agile Software Corp. * +                           3,957       32
        aQuantive, Inc. * +                                5,128      327
        Ariba, Inc. * +                                    5,168       48
        Art Technology Group, Inc. * +                     7,100       20
        Audible, Inc. *                                    1,800       18
        Authorize.Net Holdings, Inc. * +                   1,827       30
        Avocent Corp. * +                                  3,430       96
        Blue Coat Systems, Inc. * +                        1,000       44
        Blue Nile, Inc. * +                                  858       49
        Chordiant Software, Inc. * +                       1,920       27
        CMGI, Inc. * +                                    31,162       78
        CNET Networks, Inc. * +                           10,346       94
        Cogent Communications Group, Inc. * +              1,400       40
        Covad Communications Group, Inc. * +              19,400       19
        CyberSource Corp. * +                              2,100       28
        DealerTrack Holdings, Inc. *                         800       29
        Digital River, Inc. * +                            2,672      137
        Drugstore.com, Inc. *                              4,607       12
        Earthlink, Inc. *                                  8,506       70
        eCollege.com, Inc. * +                             1,175       26
        Equinix, Inc. * +                                  2,130      186
        eResearch Technology, Inc. * +                     3,400       30
        FTD Group, Inc. +                                    920       16
        GSI Commerce, Inc. * +                             2,697       62
        Harris Interactive, Inc. * +                       3,677       21
        i2 Technologies, Inc. * +                          1,000       19
        Infospace, Inc. +                                  2,098       51
        Internap Network Services Corp. *                  2,919       43
        Internet Capital Group, Inc. * +                   2,700       32

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 54 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         NUMBER    VALUE
                                                        OF SHARES  (000S)
                                                        --------- -------
       COMMON STOCKS - 97.6% - CONTINUED
       Internet - 3.5% - (continued)
          Interwoven, Inc. *                              2,915   $   44
          iPass, Inc. * +                                 4,400       23
          j2 Global Communications, Inc. *                3,366      112
          Jupitermedia Corp. * +                          1,700       12
          Knot (The), Inc. * +                            1,300       25
          Lionbridge Technologies * +                     4,405       27
          Liquidity Services, Inc. * +                      600       12
          LoopNet, Inc. * +                                 100        2
          Move, Inc. * +                                  6,956       29
          NetBank, Inc. *                                 3,413        1
          NetFlix, Inc. * +                               3,100       68
          Netratings, Inc. * +                              902       19
          NIC, Inc. +                                     2,434       14
          Online Resources Corp. * +                      1,500       19
          Openwave Systems, Inc. * +                      6,565       68
          Opsware, Inc. * +                               5,644       51
          Overstock.com, Inc. * +                           864       16
          Perficient, Inc. * +                            1,300       27
          Priceline.com, Inc. * +                         1,602       99
          RealNetworks, Inc. * +                          7,400       63
          RightNow Technologies, Inc. * +                 1,100       17
          S1 Corp. *                                      4,108       34
          Safeguard Scientifics, Inc. * +                 7,200       19
          Sapient Corp. * +                               5,648       42
          Secure Computing Corp. * +                      3,302       25
          Sohu.com, Inc. * +                              1,727       45
          SonicWALL, Inc. *                               4,410       36
          Stamps.com, Inc. *                              1,099       15
          Terremark Worldwide, Inc. * +                   2,400       18
          TheStreet.com, Inc. +                           1,400       16
          TIBCO Software, Inc. *                         14,300      129
          Travelzoo, Inc. * +                               202        5
          TriZetto Group, Inc. * +                        3,001       56
          United Online, Inc. +                           4,450       76
          ValueClick, Inc. *                              6,444      202
          Vasco Data Security International, Inc. * +     1,700       39
          Vignette Corp. * +                              2,000       37
          webMethods, Inc. * +                            3,776       35
          Websense, Inc. * +                              3,086       69
                                                                  ------
                                                                   3,392
                                                                  ------
       Investment Companies - 0.5%
          Apollo Investment Corp. +                       7,000      165
          Ares Captial Corp. +                            4,723       87
          Capital Southwest Corp. +                         151       26
          Gladstone Capital Corp. +                         823       19
          Gladstone Investment Corp.                      1,000       15
          Harris & Harris Group, Inc., Class A * +        1,500       18
          Highland Distressed Opportunities, Inc. * +     1,200       17
          MCG Capital Corp. +                             3,890       69
          Medallion Financial Corp.                       1,100       13
          MVC Capital, Inc. +                             1,100       21
          NGP Capital Resources Co. +                     1,300       22
          Technology Investment Capital Corp. +           1,400       24
                                                                  ------
                                                                     496
                                                                  ------
       Iron/Steel - 1.0%
          AK Steel Holding Corp. * +                      7,372      256
          Chaparral Steel Co.                             3,136      229
          Cleveland-Cliffs, Inc. +                        2,800      247
          Gibraltar Industries, Inc. +                    1,640       35
          Olympic Steel, Inc. +                             600       20
          Ryerson, Inc. +                                 1,744       66
          Schnitzer Steel Industries, Inc., Class A +     1,506       82
          Shiloh Industries, Inc. +                         400        4
          Steel Technologies, Inc.                          800       24
          Wheeling-Pittsburgh Corp. * +                     800       18
                                                                  ------
                                                                     981
                                                                  ------
       Leisure Time - 0.6%
          Ambassadors Group, Inc. +                       1,388       48
          Ambassadors International, Inc. +                 500       16
          Arctic Cat, Inc. +                                840       16
          Callaway Golf Co.                               5,255       96
          K2, Inc. *                                      3,271       50
          Life Time Fitness, Inc. * +                     2,000      102
          Marine Products Corp. +                           962        8
          Multimedia Games, Inc. * +                      1,846       23
          Nautilus, Inc. +                                2,270       29
          Polaris Industries, Inc. +                      2,422      133
          Town Sports International Holdings, Inc. * +      623       13
          WMS Industries, Inc. * +                        1,818       77
                                                                  ------
                                                                     611
                                                                  ------
       Lodging - 0.4%
          Ameristar Casinos, Inc. +                       1,772       53
          Gaylord Entertainment Co. *                     2,679      151
          Lodgian, Inc. * +                               1,520       23

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                           NUMBER    VALUE
                                                          OF SHARES  (000S)
                                                          --------- -------
     COMMON STOCKS - 97.6% - CONTINUED
     Lodging - 0.4% - (continued)
        Marcus Corp.                                        1,477   $   34
        Monarch Casino & Resort, Inc. * +                     700       19
        Morgans Hotel Group Co. * +                         1,200       29
        MTR Gaming Group, Inc. * +                          1,589       25
        Riviera Holdings Corp. * +                            800       29
        Trump Entertainment Resorts, Inc. * +               2,100       34
                                                                    ------
                                                                       397
                                                                    ------
     Machinery - Construction & Mining - 0.2%
        Astec Industries, Inc. *                            1,150       50
        Bucyrus International, Inc., Class A +              2,078      147
                                                                    ------
                                                                       197
                                                                    ------
     Machinery - Diversified - 1.2%
        Albany International Corp., Class A +               1,849       72
        Applied Industrial Technologies, Inc.               3,007       88
        Briggs & Stratton Corp. +                           3,500      114
        Cascade Corp.                                         862       59
        Chart Industries, Inc. * +                            900       21
        Cognex Corp. +                                      3,226       76
        Columbus McKinnon Corp. of New York * +             1,300       39
        DXP Enterprises, Inc. *                               100        5
        Gehl Co. * +                                          778       23
        Gerber Scientific, Inc. *                           1,500       17
        Gorman-Rupp (The) Co. +                               750       25
        Intermec, Inc. * +                                  3,214       79
        Intevac, Inc. * +                                   1,400       27
        iRobot Corp. * +                                      900       15
        Kadant, Inc. *                                        985       29
        Lindsay Manufacturing Co. +                           827       28
        Middleby Corp. * +                                    483       60
        NACCO Industries, Inc., Class A +                     338       57
        Nordson Corp.                                       1,994      104
        Presstek, Inc. * +                                  2,224       15
        Robbins & Myers, Inc. +                               909       41
        Sauer-Danfoss, Inc. +                                 717       20
        Tecumseh Products Co., Class A * +                  1,262       20
        Tennant Co. +                                       1,072       35
        TurboChef Technologies, Inc. * +                    1,000       13
        Wabtec Corp.                                        3,290      129
                                                                    ------
                                                                     1,211
                                                                    ------
     Media - 1.4%
        Acacia Research - Acacia Technologies * +           2,000       27
        Belo Corp., Class A                                 6,200      138
        Charter Communications, Inc., Class A * +          25,899      104
        Citadel Broadcasting Corp. +                        2,600       22
        CKX, Inc. * +                                       3,500       37
        Courier Corp. +                                       671       27
        Cox Radio, Inc., Class A *                          3,100       45
        Crown Media Holdings, Inc., Class A * +               900        7
        Cumulus Media, Inc., Class A * +                    2,307       22
        Emmis Communications Corp., Class A +               2,416       25
        Entercom Communications Corp. +                     2,200       58
        Entravision Communications Corp., Class A *         4,600       47
        Fisher Communications, Inc. * +                       475       24
        GateHouse Media, Inc. +                             1,130       22
        Gemstar-TV Guide International, Inc. *             16,100       74
        Gray Television, Inc.                               2,873       29
        Journal Communications, Inc., Class A               3,000       41
        Journal Register Co. +                              2,672       15
        Lee Enterprises, Inc.                               3,100       78
        Lin TV Corp., Class A * +                           1,982       39
        Lodgenet Entertainment Corp. * +                    1,174       42
        Martha Stewart Living Omnimedia, Inc., Class A +    1,741       31
        Media General, Inc., Class A +                      1,500       55
        Mediacom Communications Corp., Class A *            3,885       36
        Outdoor Channel Holdings, Inc. * +                  1,000       10
        Playboy Enterprises, Inc., Class B * +              1,495       16
        Primedia, Inc. * +                                 12,641       38
        Private Media Group Ltd. *                          1,300        3
        Radio One, Inc., Class D *                          5,308       40
        Salem Communications Corp., Class A                   807       10
        Scholastic Corp. *                                  2,336       74
        Sinclair Broadcast Group, Inc., Class A +           3,199       49
        Spanish Broadcasting System, Inc., Class A *        2,695       13
        Sun-Times Media Group, Inc., Class A +              4,430       24
        Value Line, Inc.                                      100        4
        Westwood One, Inc. +                                4,800       39
        World Wrestling Entertainment, Inc., Class A        1,511       26
                                                                    ------
                                                                     1,391
                                                                    ------
     Metal Fabrication/Hardware - 0.9%
        Ampco-Pittsburgh Corp.                                500       19
        Castle (A.M.) & Co. +                                 700       26
        CIRCOR International, Inc. +                        1,108       42
        Dynamic Materials Corp. * +                           800       29
        Foster (L.B.) Co., Class A *                          700       19

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 56 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         NUMBER   VALUE
                                                        OF SHARES (000S)
                                                        --------- ------
        COMMON STOCKS - 97.6% - CONTINUED
        Metal Fabrication/Hardware - 0.9% - (continued)
           Kaydon Corp. +                                 1,896   $   91
           Ladish Co., Inc. * +                           1,000       44
           Lawson Products, Inc. +                          320       12
           Mueller Industries, Inc.                       2,537       89
           Mueller Water Products, Inc., Class A +        7,500      123
           NN, Inc.                                       1,313       17
           Quanex Corp.                                   2,575      123
           RBC Bearings, Inc. *                           1,400       54
           Trimas Corp. * +                                 700        9
           Valmont Industries, Inc.                       1,230       87
           Worthington Industries, Inc. +                 4,969      105
                                                                  ------
                                                                     889
                                                                  ------
        Mining - 0.8%
           AMCOL International Corp. +                    1,491       37
           Brush Engineered Materials, Inc. *             1,373       74
           Century Aluminum Co. *                         1,569       88
           Coeur D'alene Mines Corp. * +                 18,844       68
           Compass Minerals International, Inc. +         2,209       76
           Hecla Mining Co. * +                           8,238       66
           Royal Gold, Inc. +                             1,352       36
           RTI International Metals, Inc. *               1,529      136
           Stillwater Mining Co. * +                      2,846       36
           USEC, Inc. * +                                 5,843      135
                                                                  ------
                                                                     752
                                                                  ------
        Miscellaneous Manufacturing - 1.9%
           Actuant Corp., Class A +                       1,889      105
           Acuity Brands, Inc.                            3,052      185
           American Railcar Industries, Inc. +              600       24
           Ameron International Corp. +                     535       42
           Aptargroup, Inc.                               4,800      180
           Barnes Group, Inc. +                           2,646       78
           Blount International, Inc. * +                 2,600       34
           Ceradyne, Inc. * +                             1,751      118
           Clarcor, Inc. +                                3,484      117
           EnPro Industries, Inc. *                       1,478       61
           ESCO Technologies, Inc. * +                    1,764       89
           Federal Signal Corp. +                         3,282       54
           Flanders Corp. *                               1,000        7
           Freightcar America, Inc. +                       800       40
           GenTek, Inc. * +                                 700       25
           Griffon Corp. * +                              2,068       48
           Hexcel Corp. * +                               6,275      145
           Koppers Holdings, Inc.                           700       23
           Lancaster Colony Corp.                         1,651       72
           Matthews International Corp., Class A +        2,138       95
           Myers Industries, Inc.                         1,771       39
           PW Eagle, Inc. +                                 700       23
           Raven Industries, Inc. +                       1,108       39
           Reddy Ice Holdings, Inc. +                     1,100       34
           Smith & Wesson Holding Corp. * +               2,000       28
           Smith (A.O.) Corp. +                           1,377       54
           Standex International Corp. +                    819       23
           Tredegar Corp.                                 2,310       53
                                                                  ------
                                                                   1,835
                                                                  ------
        Office Furnishings - 0.3%
           CompX International, Inc. +                      100        2
           Herman Miller, Inc.                            4,500      162
           Interface, Inc., Class A                       3,318       56
           Knoll, Inc. +                                  2,090       51
                                                                  ------
                                                                     271
                                                                  ------
        Office/Business Equipment - 0.1%
           Global Imaging Systems, Inc. *                   100        3
           IKON Office Solutions, Inc.                    7,400      108
                                                                  ------
                                                                     111
                                                                  ------
        Oil & Gas - 2.9%
           Alon USA Energy, Inc. +                          800       32
           Arena Resources, Inc. * +                        800       41
           Atlas America, Inc. +                          1,794       89
           ATP Oil & Gas Corp. * +                        1,349       61
           Atwood Oceanics, Inc. * +                      1,794      118
           Aurora Oil & Gas Corp. * +                     4,100        8
           Berry Petroleum Co., Class A +                 2,424       88
           Bill Barrett Corp. * +                         1,970       74
           Bois d'Arc Energy, Inc. * +                    1,100       19
           Brigham Exploration Co. * +                    3,100       19
           Bronco Drilling Co., Inc. * +                  1,000       17
           Callon Petroleum Co. * +                       1,500       21
           Carrizo Oil & Gas, Inc. * +                    1,517       62
           Clayton Williams Energy, Inc. * +                352        9
           Comstock Resources, Inc. *                     2,919       89
           Crosstex Energy, Inc. +                        2,161       65
           Delek US Holdings, Inc. +                        800       19
           Delta Petroleum Corp. * +                      4,821       95
           Edge Petroleum Corp. * +                       1,938       28

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 57 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                       NUMBER   VALUE
                                                      OF SHARES (000S)
                                                      --------- ------
         COMMON STOCKS - 97.6% - CONTINUED
         Oil & Gas - 2.9% - (continued)
            Encore Acquisition Co. *                    3,622   $  100
            Energy Partners Ltd. *                      2,356       41
            EXCO Resources, Inc. * +                    3,600       65
            Gasco Energy, Inc. *                        4,700       11
            GeoGlobal Resources, Inc. * +               2,300       12
            GeoMet, Inc. * +                              846        7
            Giant Industries, Inc. * +                    965       74
            GMX Resources, Inc. * +                       600       23
            Goodrich Petroleum Corp. * +                  900       32
            Grey Wolf, Inc. * +                        13,125      104
            Gulfport Energy Corp. * +                   1,000       19
            Harvest Natural Resources, Inc. * +         2,587       24
            Houston Exploration Co. *                   1,913      115
            Mariner Energy, Inc. *                      5,008      125
            McMoRan Exploration Co. * +                 1,607       24
            Meridian Resource Corp. * +                 5,791       17
            Parallel Petroleum Corp. * +                2,508       58
            Parker Drilling Co. *                       7,289       85
            Penn Virginia Corp.                         1,250      100
            Petrohawk Energy Corp. * +                  9,580      156
            Petroleum Development Corp. *                 959       49
            Petroquest Energy, Inc. *                   2,800       40
            Pioneer Drilling Co. *                      2,800       43
            Quest Resource Corp. * +                    1,400       12
            RAM Energy Resources, Inc. *                  900        4
            Rosetta Resources, Inc. * +                 3,498       85
            Stone Energy Corp. *                        1,839       60
            Sulphco, Inc. * +                           2,500       10
            Swift Energy Co. * +                        2,011       87
            Toreador Resources Corp. * +                  831       13
            Transmeridian Exploration, Inc. * +         4,400       10
            TXCO Resources, Inc. * +                    2,000       23
            Vaalco Energy, Inc. * +                     4,000       19
            Venoco, Inc. * +                              929       18
            Warren Resources, Inc. * +                  3,661       48
            Western Refining, Inc. +                    1,600       79
            Whiting Petroleum Corp. * +                 2,479      110
                                                                ------
                                                                 2,856
                                                                ------
         Oil & Gas Services - 1.6%
            Allis-Chalmers Energy, Inc. * +             1,839       37
            Basic Energy Services, Inc. * +               900       24
            Cal Dive International, Inc. * +              542        8
            CARBO Ceramics, Inc. +                      1,311       58
            Complete Production Services, Inc. * +      1,800       48
            Dawson Geophysical Co. * +                    500       27
            Dril-Quip, Inc. * +                         1,462       71
            Gulf Island Fabrication, Inc. +               796       26
            Hanover Compressor Co. * +                  6,905      173
            Hercules Offshore, Inc. * +                 1,349       47
            Hornbeck Offshore Services, Inc. * +        1,583       63
            Input/Output, Inc. * +                      4,862       78
            Lone Star Technologies, Inc. * +            2,044      138
            Lufkin Industries, Inc. +                     948       61
            Markwest Hydrocarbon, Inc.                    391       23
            Matrix Service Co. * +                      1,500       38
            Metretek Technologies, Inc. *               1,100       15
            NATCO Group, Inc., Class A *                1,000       43
            Newpark Resources, Inc. * +                 6,196       49
            Oil States International, Inc. * +          3,322      129
            RPC, Inc. +                                 2,155       37
            Superior Offshore International, Inc. *       600       11
            Superior Well Services, Inc. * +              852       22
            T-3 Energy Services, Inc. * +                 100        3
            Trico Marine Services, Inc. * +               800       34
            Union Drilling, Inc. * +                      980       15
            Universal Compression Holdings, Inc. * +    2,041      152
            W-H Energy Services, Inc. *                 1,972      126
                                                                ------
                                                                 1,556
                                                                ------
         Packaging & Containers - 0.3%
            AEP Industries, Inc. *                        400       18
            Chesapeake Corp. +                          1,302       17
            Graphic Packaging Corp. * +                 5,200       26
            Greif, Inc., Class A                        2,166      121
            Silgan Holdings, Inc.                       1,548       89
                                                                ------
                                                                   271
                                                                ------
         Pharmaceuticals - 3.2%
            Acadia Pharmaceuticals, Inc. * +            1,600       21
            Adams Respiratory Therapeutics, Inc. * +    2,100       96
            Adolor Corp. *                              3,088       12
            Akorn, Inc. * +                             2,500       18
            Alkermes, Inc. * +                          6,643      107
            Alnylam Pharmaceuticals, Inc. * +           2,400       39
            Alpharma, Inc., Class A +                   2,857       69
            Altus Pharmaceuticals, Inc. * +               500        7

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 58 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         NUMBER   VALUE
                                                        OF SHARES (000S)
                                                        --------- ------
        COMMON STOCKS - 97.6% - CONTINUED
        Pharmaceuticals - 3.2% - (continued)
           Animal Health International, Inc. * +            172   $    2
           Array Biopharma, Inc. * +                      2,700       34
           Atherogenics, Inc. *                           2,730        7
           Auxilium Pharmaceuticals, Inc. * +             1,700       26
           AVANIR Pharmaceuticals, Class A *              2,500        9
           AVI BioPharma, Inc. *                          3,000        9
           Bentley Pharmaceuticals, Inc. *                1,479       18
           Bioenvision, Inc. *                            2,800       16
           BioMarin Pharmaceuticals, Inc. * +             6,306      113
           Bradley Pharmaceuticals, Inc. * +              1,000       22
           Cadence Pharmaceuticals, Inc. * +                344        5
           Caraco Pharmaceutical Laboratories Ltd. * +      797       12
           Combinatorx, Inc. * +                          1,800       12
           Cubist Pharmaceuticals, Inc. * +               3,667       84
           CV Therapeutics, Inc. * +                      3,807       40
           Cypress Bioscience, Inc. *                     2,400       36
           Dendreon Corp. * +                             4,923       42
           Depomed, Inc. *                                2,200       10
           Durect Corp. * +                               3,466       14
           Emisphere Technologies, Inc. *                 1,800        7
           Genta, Inc. *                                  8,300        2
           HealthExtras, Inc. * +                         1,855       56
           Hi-Tech Pharmacal Co., Inc. *                    650        8
           I-Flow Corp. * +                               1,569       25
           Idenix Pharmaceuticals, Inc. * +               1,800       13
           Indevus Pharmaceuticals, Inc. * +              3,800       28
           Isis Pharmaceuticals, Inc. * +                 4,986       50
           Jazz Pharmaceuticals, Inc.                       163        3
           KV Pharmaceutical Co., Class A * +             2,619       71
           Mannatech, Inc. +                              1,100       15
           MannKind Corp. * +                             2,137       24
           Medarex, Inc. * +                              8,403      134
           Medicines Co. * +                              3,376       66
           Medicis Pharmaceutical Corp., Class A +        3,700      122
           MGI Pharma, Inc. * +                           5,329      114
           Nabi Biopharmaceuticals * +                    4,012       21
           Nastech Pharmaceutical Co., Inc. * +           1,500       18
           NBTY, Inc. *                                   3,700      194
           Neurocrine Biosciences, Inc. * +               2,602       30
           Noven Pharmaceuticals, Inc. * +                1,662       39
           NPS Pharmaceuticals, Inc. * +                  3,187       14
           Nuvelo, Inc. *                                 3,819       14
           Obagi Medical Products, Inc. * +                 300        5
           Onyx Pharmaceuticals, Inc. * +                 2,956       88
           OSI Pharmaceuticals, Inc. * +                  3,800      144
           Osiris Therapeutics, Inc. * +                    300        3
           Pain Therapeutics, Inc. * +                    2,401       20
           Par Pharmaceutical Cos., Inc. *                2,400       70
           Penwest Pharmaceuticals Co. * +                1,537       20
           Perrigo Co. +                                  5,431      106
           PetMed Express, Inc. * +                       1,300       17
           Pharmasset, Inc. *                               400        3
           Pharmion Corp. * +                             1,600       46
           Pozen, Inc. * +                                1,842       29
           Progenics Pharmaceuticals, Inc. * +            1,499       32
           Renovis, Inc. * +                              1,700        6
           Rigel Pharmaceuticals, Inc. * +                1,830       18
           Salix Pharmaceuticals Ltd. * +                 3,187       42
           Santarus, Inc. * +                             3,400       20
           Sciele Pharma, Inc. * +                        2,007       50
           Somaxon Pharmaceuticals, Inc. * +                400        6
           Synta Pharmaceuticals Corp. * +                  400        4
           Tanox, Inc. * +                                1,716       32
           Trimeris, Inc. *                               1,140        8
           United Therapeutics Corp. * +                  1,464       97
           USANA Health Sciences, Inc. * +                  672       26
           Valeant Pharmaceuticals International +        6,400      101
           Viropharma, Inc. * +                           4,600       67
           Xenoport, Inc. * +                             1,400       62
           Zymogenetics, Inc. * +                         2,613       43
                                                                  ------
                                                                   3,113
                                                                  ------
        Real Estate - 0.2%
           Affordable Residential Communities * +         3,105       36
           Avatar Holdings, Inc. * +                        389       32
           Californina Coastal Communities, Inc. *          733       13
           Consolidated-Tomoka Land Co. of Florida +        404       30
           Housevalues, Inc. *                            1,000        5
           Meruelo Maddux Properties, Inc. * +            3,100       26
           Tarragon Corp. * +                               987       10
                                                                  ------
                                                                     152
                                                                  ------
        Real Estate Investment Trusts - 6.7%
           Acadia Realty Trust +                          2,207       63
           Agree Realty Corp. +                             585       20
           Alexander's, Inc. * +                            133       58

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 59 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- ------
      COMMON STOCKS - 97.6% - CONTINUED
      Real Estate Investment Trusts - 6.7% - (continued)
         Alexandria Real Estate Equities, Inc. +           1,953    $205
         American Campus Communities, Inc.                 1,522      45
         American Financial Realty Trust +                 8,900     100
         American Home Mortgage Investment Corp. +         3,009      66
         Anthracite Capital, Inc. +                        3,960      48
         Anworth Mortgage Asset Corp. +                    3,170      30
         Arbor Realty Trust, Inc.                            800      23
         Ashford Hospitality Trust, Inc.                   7,100      88
         BioMed Realty Trust, Inc.                         4,425     124
         Capital Lease Funding, Inc. +                     2,400      27
         Capital Trust, Inc. of New York, Class A            800      36
         Cedar Shopping Centers, Inc.                      2,500      40
         Corporate Office Properties Trust +               2,501     113
         Cousins Properties, Inc. +                        2,600      84
         Crescent Real Estate Equities Co. +               5,400     121
         Crystal River Capital, Inc. +                       500      14
         DCT Industrial Trust, Inc. +                     11,500     127
         Deerfield Triarc Capital Corp. +                  3,600      58
         DiamondRock Hospitality Co.                       5,900     124
         Digital Realty Trust, Inc.                        2,173      88
         EastGroup Properties, Inc. +                      1,540      75
         Education Realty Trust, Inc. +                    1,790      26
         Entertainment Properties Trust +                  1,760     104
         Equity Inns, Inc.                                 3,756      75
         Equity Lifestyle Properties, Inc.                 1,359      74
         Equity One, Inc. +                                2,578      76
         Extra Space Storage, Inc. +                       3,971      71
         FelCor Lodging Trust, Inc.                        4,174     109
         Fieldstone Investment Corp.                       3,600      14
         First Industrial Realty Trust, Inc. +             2,992     133
         First Potomac Realty Trust +                      1,600      40
         Franklin Street Properties Corp. +                4,022      77
         Getty Realty Corp. +                              1,176      33
         Glimcher Realty Trust +                           2,478      68
         GMH Communities Trust +                           2,700      27
         Gramercy Capital Corp. of New York +              1,300      41
         Healthcare Realty Trust, Inc. +                   3,200     105
         Hersha Hospitality Trust +                        2,200      27
         Highland Hospitality Corp. +                      4,100      79
         Highwoods Properties, Inc.                        3,630     159
         Home Properties, Inc. +                           2,355     136
         HomeBanc Corp. of Georgia                         3,700       8
         IMPAC Mortgage Holdings, Inc. +                   5,215      32
         Inland Real Estate Corp. +                        4,600      83
         Innkeepers USA Trust                              2,978      52
         Investors Real Estate Trust +                     3,236      35
         JER Investors Trust, Inc. +                       1,799      34
         Kite Realty Group Trust                           2,000      43
         LaSalle Hotel Properties                          2,714     129
         Lexington Corporate Properties Trust +            4,637      96
         LTC Properties, Inc. +                            1,629      39
         Luminent Mortgage Capital, Inc. +                 3,272      30
         Maguire Properties, Inc. +                        2,600      94
         Medical Properties Trust, Inc. +                  2,792      40
         MFA Mortgage Investments, Inc. +                  5,462      41
         Mid-America Apartment Communities, Inc. +         1,595      94
         National Health Investors, Inc.                   1,634      58
         National Retail Properties, Inc. +                4,436     108
         Nationwide Health Properties, Inc. +              5,715     178
         Newcastle Investment Corp. +                      3,033      90
         NorthStar Realty Finance Corp. +                  4,036      58
         Novastar Financial, Inc. +                        2,416      18
         OMEGA Healthcare Investors, Inc.                  4,063      70
         Parkway Properties, Inc. of Maryland +            1,056      55
         Pennsylvania Real Estate Investment Trust +       2,486     118
         Post Properties, Inc. +                           2,922     155
         Potlatch Corp.                                    2,679     117
         PS Business Parks, Inc.                           1,101      74
         RAIT Investment Trust +                           4,232     125
         Ramco-Gershenson Properties                       1,160      43
         Realty Income Corp. +                             6,747     185
         Redwood Trust, Inc. +                             1,337      72
         Republic Property Trust +                         1,900      23
         Resource Capital Corp.                              300       5
         Saul Centers, Inc. +                                707      35
         Senior Housing Properties Trust                   5,082     119
         Sovran Self Storage, Inc. +                       1,340      71
         Spirit Finance Corp. +                            7,220     104
         Strategic Hotels & Resorts, Inc. +                4,987     116
         Sun Communities, Inc. +                           1,196      37
         Sunstone Hotel Investors, Inc.                    3,964     117
         Tanger Factory Outlet Centers, Inc. +             2,122      89
         U-Store-It Trust +                                3,210      59
         Universal Health Realty Income Trust +              864      30

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 60 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- ------
      COMMON STOCKS - 97.6% - CONTINUED
      Real Estate Investment Trusts - 6.7% - (continued)
         Urstadt Biddle Properties, Inc., Class A +        1,517   $   26
         Washington Real Estate Investment Trust +         3,037      114
         Winston Hotels, Inc.                              2,036       30
         Winthrop Realty Trust +                           2,000       13
                                                                   ------
                                                                    6,613
                                                                   ------
      Retail - 6.5%
         99 Cents Only Stores * +                          3,300       46
         AC Moore Arts & Crafts, Inc. * +                  1,103       25
         Aeropostale, Inc. *                               3,661      170
         AFC Enterprises * +                               1,900       37
         America's Car-Mart, Inc. *                          780       11
         Applebee's International, Inc.                    5,000      131
         Asbury Automotive Group, Inc.                       812       22
         Bebe Stores, Inc. +                               1,600       29
         Big 5 Sporting Goods Corp. +                      1,591       40
         Big Lots, Inc. *                                  7,600      239
         BJ's Restaurants, Inc. * +                        1,006       20
         Blockbuster, Inc., Class A * +                   12,900       57
         Bob Evans Farms, Inc.                             2,404       93
         Bon-Ton Stores (The), Inc.                          500       24
         Books-A-Million, Inc. +                           1,000       17
         Borders Group, Inc. +                             4,000       89
         Brown Shoe Co., Inc.                              2,844       84
         Buckle (The), Inc. +                                907       37
         Buffalo Wild Wings, Inc. * +                        471       40
         Build-A-Bear Workshop, Inc. * +                   1,000       30
         Cabela's, Inc. * +                                2,200       51
         Cache, Inc. * +                                     862       14
         California Pizza Kitchen, Inc. * +                1,294       47
         Carrols Restaurant Group, Inc. * +                  400        6
         Casey's General Stores, Inc. +                    3,487       94
         Cash America International, Inc.                  1,991       82
         Casual Male Retail Group, Inc. * +                2,073       24
         Cato (The) Corp., Class A +                       2,106       46
         CBRL Group, Inc. +                                1,785       80
         CEC Entertainment, Inc. *                         2,230       86
         Charlotte Russe Holding, Inc. * +                 1,210       34
         Charming Shoppes, Inc. * +                        8,423      105
         Children's Place Retail Stores (The), Inc. * +    1,507       85
         Chipotle Mexican Grill, Inc. * +                  1,593      128
         Christopher & Banks Corp. +                       2,460       46
         Citi Trends, Inc. * +                               400       16
         CKE Restaurants, Inc. +                           4,644      101
         Conn's, Inc. * +                                    500       15
         Cosi, Inc. *                                      1,900        9
         Cost Plus, Inc. of California *                   1,486       14
         CSK Auto Corp. * +                                3,012       55
         DEB Shops, Inc. +                                   378       11
         dELiA*s, Inc. * +                                 1,703       13
         Denny's Corp. * +                                 6,400       29
         Domino's Pizza, Inc. +                            2,561       50
         Dress Barn, Inc. * +                              3,112       72
         DSW, Inc., Class A * +                            1,136       43
         Ezcorp, Inc., Class A *                           2,500       38
         Finish Line (The), Inc., Class A +                2,886       37
         First Cash Financial Services, Inc. * +           1,900       47
         Fred's, Inc.                                      2,788       40
         Genesco, Inc. * +                                 1,588       83
         Group 1 Automotive, Inc. +                        1,687       71
         Guitar Center, Inc. * +                           1,978      106
         Haverty Furniture Cos., Inc. +                    1,540       19
         Hibbett Sports, Inc. * +                          2,210       62
         HOT Topic, Inc. *                                 3,045       34
         IHOP Corp. +                                      1,267       74
         Insight Enterprises, Inc. *                       3,332       74
         J Crew Group, Inc. * +                            1,500       67
         Jack in the Box, Inc. * +                         2,113      162
         Jo-Ann Stores, Inc. * +                           1,623       55
         Jos. A. Bank Clothiers, Inc. * +                  1,183       50
         Kenneth Cole Productions, Inc., Class A +           671       17
         Krispy Kreme Doughnuts, Inc. * +                  3,800       32
         Landry's Restaurants, Inc.                        1,120       33
         Lithia Motors, Inc., Class A +                    1,109       30
         Longs Drug Stores Corp.                           2,163      124
         Luby's, Inc. * +                                  1,500       14
         MarineMax, Inc. * +                               1,119       23
         McCormick & Schmick's Seafood
         Restaurants, Inc. * +                               800       23
         Men's Wearhouse, Inc.                             3,200      171
         Morton's Restaurant Group, Inc. * +                 700       11
         Movado Group, Inc. +                              1,196       40
         New York & Co., Inc. * +                          1,500       18
         Nu Skin Enterprises, Inc., Class A +              3,764       66
         O'Charleys, Inc. *                                1,536       35
         P.F. Chang's China Bistro, Inc. * +               1,809       70

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 61 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                        NUMBER   VALUE
                                                       OF SHARES (000S)
                                                       --------- ------
        COMMON STOCKS - 97.6% - CONTINUED
        Retail - 6.5% - (continued)
           Pacific Sunwear of California, Inc. *         5,000   $   99
           Pantry (The), Inc. * +                        1,509       66
           Papa John's International, Inc. *             1,548       48
           Payless Shoesource, Inc. *                    4,467      160
           Pep Boys - Manny, Moe & Jack +                3,733       80
           Pier 1 Imports, Inc. +                        6,000       45
           Pricesmart, Inc. +                              600       12
           Rare Hospitality International, Inc. *        1,997       58
           Red Robin Gourmet Burgers, Inc. * +           1,155       50
           Regis Corp.                                   3,129      125
           Restoration Hardware, Inc. * +                2,242       14
           Retail Ventures, Inc. * +                     1,500       29
           Ruby Tuesday, Inc. +                          4,004      110
           Rush Enterprises, Inc., Class A * +           1,500       37
           Ruth's Chris Steak House * +                  1,200       22
           School Specialty, Inc. * +                    1,422       50
           Select Comfort Corp. * +                      3,339       61
           Shoe Carnival, Inc. * +                         522       15
           Smart & Final, Inc. *                         1,046       23
           Sonic Automotive, Inc., Class A +             2,066       64
           Sonic Corp. * +                               4,710      115
           Stage Stores, Inc. +                          2,977       62
           Steak n Shake (The) Co. * +                   2,020       31
           Stein Mart, Inc.                              1,745       22
           Susser Holdings Corp. * +                       124        2
           Syms Corp. * +                                  500       10
           Systemax, Inc. +                                700       15
           Talbots, Inc. +                               1,500       33
           Texas Roadhouse, Inc., Class A * +            3,600       50
           Triarc Cos., Inc., Class B +                  4,265       66
           Tuesday Morning Corp. +                       2,030       28
           Tween Brands, Inc. *                          2,299      100
           Under Armour, Inc., Class A * +               1,387       66
           West Marine, Inc. * +                         1,071       16
           Wet Seal (The), Inc., Class A * +             4,700       29
           World Fuel Services Corp.                     1,810       74
           Zale Corp. *                                  3,270       88
           Zumiez, Inc. * +                              1,000       39
                                                                 ------
                                                                  6,337
                                                                 ------
        Savings & Loans - 1.5%
           Abington Community Bancorp, Inc. +              500        9
           Anchor BanCorp Wisconsin, Inc. +              1,328       38
           BankAtlantic Bancorp, Inc., Class A           3,284       31
           BankFinancial Corp. +                         1,600       26
           BankUnited Financial Corp., Class A +         2,130       49
           Berkshire Hills Bancorp, Inc. +                 634       21
           BFC Financial Corp., Class A *                1,300        5
           Brookline Bancorp, Inc. +                     4,287       51
           Citizens First Bancorp, Inc. +                  600       14
           Clifton Savings Bancorp, Inc. +               1,000       12
           Dime Community Bancshares                     1,844       25
           Downey Financial Corp. +                      1,400      102
           First Financial Holdings, Inc.                  857       28
           First Niagara Financial Group, Inc. +         7,515      103
           First Place Financial Corp. of Ohio +         1,189       25
           FirstFed Financial Corp. * +                  1,075       69
           Flagstar Bancorp, Inc. +                      2,773       36
           Flushing Financial Corp.                      1,390       23
           Franklin Bank Corp. of Houston * +            1,600       26
           Home Federal Bancorp, Inc. of Delaware +        500        9
           Investors Bancorp, Inc. * +                   3,700       52
           Kearny Financial Corp. +                      1,579       22
           KNBT Bancorp, Inc.                            2,000       30
           MAF Bancorp, Inc.                             2,297      124
           NASB Financial, Inc. +                          299       11
           NewAlliance Bancshares, Inc. +                7,700      124
           Northwest Bancorp, Inc. +                     1,294       36
           OceanFirst Financial Corp. +                    634       11
           Partners Trust Financial Group, Inc. +        3,123       34
           PFF Bancorp, Inc.                             1,677       50
           Provident Financial Services, Inc. +          4,427       74
           Provident New York Bancorp +                  2,953       41
           Rockville Financial, Inc. +                     617        9
           Roma Financial Corp. +                          641       11
           TierOne Corp.                                 1,246       39
           United Community Financial Corp. of Ohio +    1,812       19
           ViewPoint Financial Group +                     862       16
           Wauwatosa Holdings, Inc. * +                    809       14
           Westfield Financial, Inc. +                     820        9
           Willow Grove Bancorp, Inc. +                  1,050       13
           WSFS Financial Corp. +                          321       21
                                                                 ------
                                                                  1,462
                                                                 ------
        Semiconductors - 3.2%
           Actel Corp. * +                               1,909       27

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 62 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
     COMMON STOCKS - 97.6% - CONTINUED
     Semiconductors - 3.2% - (continued)
        Advanced Analogic Technologies, Inc. * +             2,500   $   22
        AMIS Holdings, Inc. *                                3,000       38
        Amkor Technology, Inc. * +                           6,900       98
        Anadigics, Inc. * +                                  3,200       40
        Applied Micro Circuits Corp. * +                    20,400       57
        Asyst Technologies, Inc. *                           3,391       24
        ATMI, Inc. *                                         2,347       72
        Axcelis Technologies, Inc. *                         6,953       45
        Bookham, Inc. *                                      3,600        8
        Brooks Automation, Inc. *                            5,102       90
        Cabot Microelectronics Corp. * +                     1,681       56
        Cirrus Logic, Inc. *                                 6,008       47
        Cohu, Inc. +                                         1,605       33
        Conexant Systems, Inc. * +                          32,600       42
        Credence Systems Corp. * +                           6,821       23
        Diodes, Inc. * +                                     1,393       52
        DSP Group, Inc. *                                    1,983       43
        EMCORE Corp. *                                       3,000       15
        Emulex Corp. * +                                     5,800      129
        Entegris, Inc. * +                                   9,348      108
        Exar Corp. * +                                       2,220       30
        Formfactor, Inc. *                                   3,100      123
        Genesis Microchip, Inc. * +                          2,500       22
        Hittite Microwave Corp. * +                            900       37
        Ikanos Communications, Inc. * +                      1,500       11
        IPG Photonics Corp. * +                                706       16
        IXYS Corp. * +                                       1,827       17
        Kopin Corp. *                                        4,589       16
        Kulicke & Soffa Industries, Inc. * +                 3,931       38
        Lattice Semiconductor Corp. * +                      7,867       41
        LTX Corp. * +                                        4,182       24
        Mattson Technology, Inc. * +                         3,621       36
        Micrel, Inc. +                                       4,715       59
        Microsemi Corp. * +                                  4,836      111
        Microtune, Inc. * +                                  3,877       20
        Mindspeed Technologies, Inc. *                       6,900       15
        MIPS Technologies, Inc. *                            3,000       27
        MKS Instruments, Inc. *                              2,450       67
        Monolithic Power Systems, Inc. * +                   1,500       25
        MoSys, Inc. * +                                      1,700       14
        Netlogic Microsystems, Inc. * +                      1,081       33
        Nextest Systems Corp. * +                              500        6
        Omnivision Technologies, Inc. * +                    3,686       60
        ON Semiconductor Corp. * +                           9,332      100
        Pericom Semiconductor Corp. * +                      1,941       21
        Photronics, Inc. * +                                 2,779       41
        PLX Technology, Inc. * +                             1,700       19
        Rudolph Technologies, Inc. * +                       1,652       26
        Semitool, Inc. * +                                   1,545       15
        Semtech Corp. *                                      5,000       83
        Silicon Image, Inc. * +                              5,600       47
        Sirf Technology Holdings, Inc. * +                   3,500       76
        Skyworks Solutions, Inc. * +                        11,065       78
        Staktek Holdings, Inc. *                               900        2
        Standard Microsystems Corp. * +                      1,555       48
        Supertex, Inc. * +                                     837       28
        Techwell, Inc. * +                                     400        5
        Tessera Technologies, Inc. *                         3,100      141
        Transmeta Corp. of Delaware *                       12,400        4
        Transwitch Corp. * +                                 8,000       14
        Triquint Semiconductor, Inc. *                       9,799       52
        Ultratech, Inc. * +                                  1,667       22
        Varian Semiconductor Equipment Associates, Inc. *    5,762      243
        Veeco Instruments, Inc. * +                          2,090       38
        Virage Logic Corp. * +                               1,100        8
        Volterra Semiconductor Corp. * +                     1,400       22
        Zoran Corp. *                                        3,357       68
                                                                     ------
                                                                      3,118
                                                                     ------
     Software - 3.4%
        Actuate Corp. * +                                    3,800       24
        Advent Software, Inc. * +                            1,401       50
        Allscripts Healthcare Solutions, Inc. * +            3,154       77
        American Reprographics Co. * +                       1,740       54
        Ansys, Inc. *                                        2,255      127
        Aspen Technology, Inc. * +                           5,960       89
        Avid Technology, Inc. * +                            2,900       99
        Blackbaud, Inc. +                                    2,995       71
        Blackboard, Inc. * +                                 1,900       78
        Borland Software Corp. * +                           4,922       29
        Bottomline Technologies, Inc. * +                    1,500       19
        Commvault Systems, Inc. * +                            950       16
        Computer Programs & Systems, Inc. +                    598       20
        Concur Technologies, Inc. * +                        2,230       44

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 63 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                         NUMBER   VALUE
                                                        OF SHARES (000S)
                                                        --------- ------
       COMMON STOCKS - 97.6% - CONTINUED
       Software - 3.4% - (continued)
          Convera Corp., Class A *                        1,700   $    7
          CSG Systems International, Inc. *               3,280       91
          Digi International, Inc. * +                    1,700       24
          DivX, Inc. * +                                    677       11
          Eclipsys Corp. * +                              3,073       63
          eFunds Corp. * +                                3,159      107
          Emageon, Inc. *                                 1,500       11
          Epicor Software Corp. * +                       3,905       57
          EPIQ Systems, Inc. * +                          1,010       27
          FalconStor Software, Inc. * +                   2,515       27
          Glu Mobile, Inc. *                                500        6
          Infocrossing, Inc. * +                          1,300       24
          Informatica Corp. *                             5,782       88
          infoUSA, Inc.                                   2,278       24
          Innerworkings, Inc. * +                           800       11
          InPhonic, Inc. * +                              1,614       14
          Inter-Tel, Inc.                                 1,474       39
          INVESTools, Inc. * +                            4,500       55
          JDA Software Group, Inc. *                      2,019       37
          Keane, Inc. *                                   2,949       42
          Lawson Software, Inc. * +                       8,595       79
          Mantech International Corp., Class A *          1,257       40
          MicroStrategy, Inc., Class A *                    657       68
          Midway Games, Inc. * +                          2,421       15
          Neoware, Inc. * +                               1,500       18
          Nuance Communications, Inc. * +                 8,494      142
          Omnicell, Inc. *                                1,900       43
          Omniture, Inc. * +                              1,000       18
          OPNET Technologies, Inc. *                      1,000       11
          Packeteer, Inc. * +                             2,522       26
          Parametric Technology Corp. *                   7,466      139
          PDF Solutions, Inc. * +                         1,529       15
          Pegasystems, Inc. +                             1,055       11
          Phase Forward, Inc. * +                         2,300       38
          Progress Software Corp. *                       2,750       90
          QAD, Inc. +                                     1,075        9
          Quality Systems, Inc. +                         1,080       44
          Quest Software, Inc. * +                        4,638       80
          Renaissance Learning, Inc. +                      518        6
          Schawk, Inc.                                    1,096       22
          Smith Micro Software, Inc. * +                  1,500       24
          SourceForge, Inc. *                             3,800       17
          SPSS, Inc. * +                                  1,293       57
          Sybase, Inc. *                                  6,100      147
          Synchronoss Technologies, Inc. *                  600       16
          SYNNEX Corp. *                                    900       18
          Take-Two Interactive Software, Inc. * +         4,800       99
          Taleo Corp., Class A * +                        1,000       20
          THQ, Inc. *                                     4,355      148
          Transaction Systems Architects, Inc. * +        2,554       87
          Trident Microsystems, Inc. * +                  3,900       80
          Ultimate Software Group, Inc. * +               1,600       45
          Visual Sciences, Inc. * +                       1,300       21
          Wind River Systems, Inc. *                      5,248       56
                                                                  ------
                                                                   3,311
                                                                  ------
       Storage/Warehousing - 0.1%
          Mobile Mini, Inc. * +                           2,454       74
       Telecommunications - 4.5%
          3Com Corp. * +                                 26,823      126
          Acme Packet, Inc. * +                             990       12
          Adaptec, Inc. * +                               7,191       29
          Adtran, Inc.                                    4,394      119
          Aeroflex, Inc. *                                5,028       71
          Alaska Communications Systems Group, Inc. +     2,900       46
          Anaren, Inc. *                                  1,297       23
          Andrew Corp. * +                               10,800      143
          Anixter International, Inc. * +                 2,091      154
          Arris Group, Inc. * +                           7,199      118
          Atheros Communications, Inc. * +                3,500      102
          Atlantic Tele-Network, Inc.                       500       14
          Avanex Corp. * +                               11,300       19
          Black Box Corp.                                 1,203       44
          C-COR, Inc. * +                                 3,373       49
          CalAmp Corp. * +                                1,800        8
          Carrier Access Corp. *                          1,500        6
          Cbeyond Communications, Inc. * +                1,100       39
          Centennial Communications Corp. *               1,700       17
          Cincinnati Bell, Inc. * +                      16,759       98
          CommScope, Inc. *                               4,132      226
          Comtech Telecommunications Corp. *              1,547       69
          Consolidated Communications Holdings, Inc. +    1,400       30
          CPI International, Inc. *                         500       10
          CT Communications, Inc. +                       1,327       42
          Ditech Networks, Inc. * +                       2,401       19

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 64 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                       NUMBER   VALUE
                                                      OF SHARES (000S)
                                                      --------- ------
         COMMON STOCKS - 97.6% - CONTINUED
         Telecommunications - 4.5% - (continued)
            Dobson Communications Corp., Class A * +   10,094   $  107
            EMS Technologies, Inc. *                    1,100       22
            Eschelon Telecom, Inc. *                      600       18
            Extreme Networks *                          8,055       30
            Fairpoint Communications, Inc. +            1,890       34
            FiberTower Corp. * +                        8,200       34
            Finisar Corp. * +                          15,543       56
            Foundry Networks, Inc. *                    9,900      159
            General Communication, Inc., Class A * +    3,719       49
            Globalstar, Inc. * +                        1,420       16
            Golden Telecom, Inc. +                      1,509       80
            Harmonic, Inc. *                            5,105       46
            Harris Stratex Networks, Inc. * +           1,550       27
            Hypercom Corp. * +                          3,617       22
            ID Systems, Inc. * +                          800       11
            IDT Corp., Class B +                        3,100       39
            Interdigital Communications Corp. * +       3,166      103
            Iowa Telecommunications Services, Inc.      2,200       50
            iPCS, Inc. +                                1,100       38
            Ixia * +                                    2,959       27
            Loral Space & Communications, Inc. *          800       38
            Mastec, Inc. *                              2,719       37
            MRV Communications, Inc. * +                8,171       27
            Netgear, Inc. * +                           2,300       86
            North Pittsburgh Systems, Inc. +            1,029       20
            Novatel Wireless, Inc. * +                  2,000       46
            NTELOS Holdings Corp. *                     1,100       28
            Oplink Communications, Inc. * +             1,142       20
            OpNext, Inc. * +                            1,325       16
            PAETEC Holding Corp. * +                    4,121       48
            Parkervision, Inc. * +                      1,400       15
            Plantronics, Inc. +                         3,200       78
            Polycom, Inc. *                             5,900      187
            Powerwave Technologies, Inc. * +            8,406       54
            Premiere Global Services, Inc. *            4,979       63
            Radyne Corp. * +                            1,200       11
            RCN Corp. *                                 2,000       56
            RF Micro Devices, Inc. * +                 13,182       86
            SAVVIS, Inc. * +                            2,200      110
            Shenandoah Telecom Co. +                      543       27
            Sirenza Microdevices, Inc. * +              1,900       20
            Sonus Networks, Inc. * +                   17,000      147
            SureWest Communications +                   1,008       26
            Switch & Data Facilities Co., Inc. * +        261        5
            Sycamore Networks, Inc. *                  12,272       46
            Symmetricom, Inc. * +                       3,129       25
            Syniverse Holdings, Inc. *                  1,570       20
            Tekelec * +                                 3,977       60
            Time Warner Telecom, Inc., Class A * +      9,593      186
            USA Mobility, Inc. +                        1,862       43
            UTStarcom, Inc. * +                         8,300       60
            Viasat, Inc. *                              1,491       48
            Vonage Holdings Corp. * +                   2,300        7
            Wireless Facilities, Inc. * +               4,210        7
            Zhone Technologies, Inc. *                  7,605       11
                                                                ------
                                                                 4,365
                                                                ------
         Textiles - 0.1%
            G&K Services, Inc., Class A +               1,488       57
            Unifirst Corp. of Massachusetts               674       28
                                                                ------
                                                                    85
                                                                ------
         Toys, Games & Hobbies - 0.3%
            Jakks Pacific, Inc. * +                     1,878       49
            Leapfrog Enterprises, Inc. * +              2,300       26
            Marvel Entertainment, Inc. * +              3,200       89
            RC2 Corp. *                                 1,406       63
            Topps (The) Co. +                           2,365       24
                                                                ------
                                                                   251
                                                                ------
         Transportation - 1.6%
            ABX Air, Inc. * +                           4,000       25
            American Commercial Lines, Inc. * +         4,200      133
            Arkansas Best Corp. +                       1,722       71
            Atlas Air Worldwide Holdings, Inc. *        1,315       77
            Bristow Group, Inc. * +                     1,542       76
            Celadon Group, Inc. * +                     1,600       26
            Dynamex, Inc. * +                             739       20
            EGL, Inc. * +                               2,091       97
            Florida East Coast Industries, Inc.         2,342      196
            Forward Air Corp. +                         2,186       74
            Genesee & Wyoming, Inc., Class A * +        2,454       80
            Gulfmark Offshore, Inc. * +                 1,240       62
            Heartland Express, Inc. +                   4,245       71
            Horizon Lines, Inc., Class A +                954       33
            HUB Group, Inc., Class A *                  2,700      100
            Knight Transportation, Inc. +               3,966       74

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 65 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                 NUMBER     VALUE
                                                                OF SHARES   (000S)
                                                               ----------- --------
COMMON STOCKS - 97.6% - CONTINUED
Transportation - 1.6% - (continued)
   Marten Transport Ltd. * +                                         1,050 $     20
   Old Dominion Freight Line, Inc. *                                 1,958       61
   P.A.M. Transportation Services, Inc. * +                            396        7
   Pacer International, Inc.                                         2,546       69
   Patriot Transportation Holding, Inc. * +                            100        9
   PHI, Inc. * +                                                       900       26
   Quality Distribution, Inc. * +                                      600        6
   Saia, Inc. * +                                                      973       28
   Sirva, Inc. * +                                                   3,000        9
   U.S. Xpress Enterprises, Inc., Class A * +                          644        9
   Universal Truckload Services, Inc. * +                              400        9
   USA Truck, Inc. * +                                                 600       10
   Werner Enterprises, Inc. +                                        3,258       63
                                                                           --------
                                                                              1,541
                                                                           --------
Trucking & Leasing - 0.1%
   AMERCO, Inc. * +                                                    700       49
   Greenbrier Cos., Inc. +                                             924       29
   Interpool, Inc. +                                                   800       22
   TAL International Group, Inc. +                                   1,087       28
                                                                           --------
                                                                                128
                                                                           --------
Water - 0.2%
   American States Water Co. +                                       1,143       41
   California Water Service Group +                                  1,295       48
   Pico Holdings, Inc. * +                                             766       36
   SJW Corp. +                                                       1,058       34
   Southwest Water Co. +                                             1,518       20
                                                                           --------
                                                                                179
                                                                           --------
Total Common Stocks
(Cost $74,524)                                                               95,554
INVESTMENT COMPANY- 50.4%
   Northern Institutional Funds -
     Liquid Assets Portfolio /(1) (2)/                          49,381,275   49,381
                                                                           --------
Total Investment Company
(Cost $49,381)                                                               49,381
OTHER - 0.0%
   Escrow DLB Oil & Gas *                                              400       --
   Escrow Position PetroCorp.*                                         420       --
                                                                           --------
Total Other
(Cost $-)                                                                        --
RIGHTS - 0.0%
   CSF Holdings, Inc. *                                              2,000       --
                                                                           --------
Total Rights
(Cost $-)                                                                        --
WARRANTS - 0.0%
   American Satellite Network, Exp. 12/31/40                           350       --
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *                  232       --
   Optical Cable Corp., Fractional Shares,
     Exp. 10/24/07, Strike $4.88 *                                  79,600       --
   Pegasus Wireless Corp.,
     Exp. 12/18/08, Strike $4.88 *                                     280       --
                                                                           --------
Total Warrants
(Cost $-)                                                                        --

                                                                PRINCIPAL
                                                                 AMOUNT     VALUE
                                                                 (000S)     (000S)
                                                               ----------- --------
SHORT-TERM INVESTMENTS - 2.0%
   Rabobank Nederland, Grand Cayman, Eurodollar Time Deposit,
     5.31%, 6/1/07                                             $     1,800    1,800
   U.S. Treasury Bill, /(3)/ 4.91%, 8/9/07                             110      109
                                                                           --------
Total Short-Term Investments
(Cost $1,909)                                                                 1,909
                                                                           --------
Total Investments - 150.0%
(Cost $125,814)                                                             146,844
   Liabilities less Other Assets - (50.0)%                                  (48,973)
                                                                           --------
NET ASSETS - 100.0%                                                        $ 97,871

--------
(1)  Investment in affiliated Portfolio
(2) Investment relates to cash collateral received from portfolio securities loaned.
(3) Security pledged as collateral to cover margin requirements for open futures contracts.
 *   Non-Income Producing Security
 +   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 66 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     MAY 31, 2007 (UNAUDITED)

At May 31, 2007, the Small Company Index Portfolio had open futures contracts as follows:

                                     NOTIONAL                   UNREALIZED
                           NUMBER OF  AMOUNT  CONTRACT CONTRACT    GAIN
         TYPE              CONTRACTS  (000S)  POSITION   EXP.     (000S)
         ----              --------- -------- -------- -------- ----------
         E-Mini
         Russell 2000         31      $2,630    Long     6/07      $87

At May 31, 2007, the industry sectors for the Small Company Index Portfolio were:

                                                  % OF LONG-TERM
                  INDUSTRY SECTOR                  INVESTMENTS
                  ---------------                 --------------
                  Consumer Discretionary               16.3%
                  Consumer Staples                      3.2
                  Energy                                5.4
                  Financials                           20.5
                  Health Care                          11.4
                  Industrials                          15.1
                  Information Technology               18.8
                  Materials                             5.1
                  Telecommunication Services            1.4
                  Utilities                             2.8
                                                      -----
                  Total                               100.0%

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 67 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
    COMMON STOCKS - 98.5%
    Aerospace/Defense - 1.6%
       Rockwell Collins, Inc.                                1,325    $ 94
                                                                      ----
    Apparel - 2.3%
       Coach, Inc. *                                         1,100      56
       Phillips-Van Heusen Corp. +                           1,258      77
                                                                      ----
                                                                       133
                                                                      ----
    Banks - 0.9%
       TCF Financial Corp.                                   1,950      55
                                                                      ----
    Biotechnology - 1.8%
       Charles River Laboratories International, Inc. * +    1,950     104
                                                                      ----
    Chemicals - 1.3%
       Albemarle Corp.                                       1,850      75
                                                                      ----
    Commercial Services - 5.2%
       DeVry, Inc. +                                         2,258      76
       Dun & Bradstreet Corp. +                                575      57
       Quanta Services, Inc. * +                             2,800      84
       Robert Half International, Inc.                       2,525      89
                                                                      ----
                                                                       306
                                                                      ----
    Computers - 5.4%
       Brocade Communications Systems, Inc. * +              8,125      75
       Cadence Design Systems, Inc. *                        2,475      56
       Logitech International S.A. * +                       3,150      84
       Micros Systems, Inc. *                                1,800     100
                                                                      ----
                                                                       315
                                                                      ----
    Cosmetics/Personal Care - 2.7%
       Avon Products, Inc. +                                 1,650      63
       Estee Lauder Cos. (The), Inc., Class A +              2,000      95
                                                                      ----
                                                                       158
                                                                      ----
    Diversified Financial Services - 5.4%
       Ameriprise Financial, Inc.                            1,500      94
       CIT Group, Inc.                                       1,250      75
       Edwards (A.G.), Inc.                                    825      73
       Jefferies Group, Inc.                                 2,500      77
                                                                      ----
                                                                       319
                                                                      ----
    Electronics - 4.8%
       Amphenol Corp., Class A                               2,300      82
       Trimble Navigation Ltd. *                             3,300      96
       Waters Corp. *                                        1,700     103
                                                                      ----
                                                                       281
                                                                      ----
    Engineering & Construction - 2.6%
       Chicago Bridge & Iron Co. N.V.
       (N.Y. Registered Shares)                              2,328      91
       Jacobs Engineering Group, Inc. *                      1,075      62
                                                                      ----
                                                                       153
                                                                      ----
    Entertainment - 1.5%
       International Game Technology                         2,225      89
                                                                      ----
    Environmental Control - 1.2%
       Stericycle, Inc. * +                                    800      73
                                                                      ----
    Food - 1.1%
    Hain Celestial Group, Inc. * +                           2,350      67
                                                                      ----
    Healthcare - Products - 2.5%
       Cytyc Corp. *                                         2,050      87
       Dentsply International, Inc.                          1,600      58
                                                                      ----
                                                                       145
                                                                      ----
    Healthcare - Services - 5.2%
       Coventry Health Care, Inc. *                          1,150      69
       Manor Care, Inc. +                                      894      61
       Pediatrix Medical Group, Inc. *                       1,200      69
       Psychiatric Solutions, Inc. * +                       2,755     107
                                                                      ----
                                                                       306
                                                                      ----
    Housewares - 1.6%
       Newell Rubbermaid, Inc.                               3,026      96
                                                                      ----
    Insurance - 1.6%
       AMBAC Financial Group, Inc.                           1,075      96
                                                                      ----
       Iron/Steel - 1.4%
       Carpenter Technology Corp.                              600      80
                                                                      ----
    Leisure Time - 1.5%
       Royal Caribbean Cruises Ltd.                          1,950      85
                                                                      ----
    Lodging - 1.2%
       Starwood Hotels & Resorts Worldwide, Inc.             1,000      72
                                                                      ----
    Machinery - Construction & Mining - 1.5%
       Joy Global, Inc. +                                    1,600      91
                                                                      ----
    Machinery - Diversified - 1.3%
       AGCO Corp. *                                          1,776      77
                                                                      ----
    Media - 4.1%
       Grupo Televisa S.A. ADR +                             2,688      77
       Liberty Global, Inc., Class A * +                     4,325     166
                                                                      ----
                                                                       243
                                                                      ----
    Miscellaneous Manufacturing - 7.5%
       Aptargroup, Inc. +                                    2,800     105
       ITT Corp.                                               925      62
       Roper Industries, Inc. +                              1,650      97
       SPX Corp.                                             1,125      99

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 68 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     MAY 31, 2007 (UNAUDITED)

                                                                NUMBER     VALUE
                                                               OF SHARES   (000S)
                                                               ---------- -------
COMMON STOCKS - 98.5% - CONTINUED
Miscellaneous Manufacturing - 7.5% - (continued)
   Textron, Inc.                                                      727 $    78
                                                                          -------
                                                                              441
                                                                          -------
Oil & Gas - 2.6%
   Cabot Oil & Gas Corp. +                                          3,000     117
   Noble Energy, Inc.                                                 548      35
                                                                          -------
                                                                              152
                                                                          -------
Oil & Gas Services - 4.3%
   Cameron International Corp. *                                    1,275      90
   Grant Prideco, Inc. *                                            1,300      74
   National-Oilwell Varco, Inc. *                                     920      87
                                                                          -------
                                                                              251
                                                                          -------
Pharmaceuticals - 4.5%
   Express Scripts, Inc. *                                          1,062     108
   Shire PLC +                                                      1,300      91
   VCA Antech, Inc. * +                                             1,675      66
                                                                          -------
                                                                              265
                                                                          -------
Real Estate - 1.9%
   CB Richard Ellis Group, Inc., Class A *                          2,940     109
                                                                          -------
Retail - 6.3%
   Family Dollar Stores, Inc.                                       2,200      74
   GameStop Corp., Class A *                                        2,100      78
   Nordstrom, Inc.                                                  1,200      62
   Petsmart, Inc.                                                   2,175      75
   Tiffany & Co. +                                                  1,600      84
                                                                          -------
                                                                              373
                                                                          -------
Semiconductors - 6.8%
   Intersil Corp., Class A                                          2,350      71
   MEMC Electronic Materials, Inc. *                                1,500      91
   National Semiconductor Corp.                                     3,650      98
   Nvidia Corp. *                                                   1,975      68
   ON Semiconductor Corp. * +                                       6,500      70
                                                                          -------
                                                                              398
                                                                          -------
Software - 3.4%
   Activision, Inc. *                                               3,400      67
   Cognos, Inc. * +                                                 1,550      62
   Fiserv, Inc. *                                                   1,200      71
                                                                          -------
                                                                              200
                                                                          -------
Telecommunications - 1.5%
   Polycom, Inc. *                                                  2,857      91
                                                                          -------
Total Common Stocks
(Cost $5,150)                                                               5,793

INVESTMENT COMPANY - 28.3%
   Northern Institutional Funds -
   Liquid Assets Portfolio /(1) (2)/                            1,667,341   1,667
                                                                          -------
Total Investment Company
(Cost $1,667)                                                               1,667

                                                               PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
                                                               ---------- -------
SHORT-TERM INVESTMENT - 1.8%
   Rabobank Nederland, Grand Cayman, Eurodollar Time Deposit,
     5.31%, 6/1/07                                             $      105     105
                                                                          -------
Total Short-Term Investment
(Cost $105)                                                                   105
Total Investments - 128.6%
(Cost $6,922)                                                               7,565
                                                                          -------
   Liabilities less Other Assets - (28.6)%                                 (1,682)
                                                                          -------
NET ASSETS - 100.0%                                                       $ 5,883

--------
(1)  Investment in affiliated Portfolio
(2) Investment relates to cash collateral received from portfolio securities loaned.
 *   Non-Income Producing Security
 +   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 69 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

MID CAP GROWTH PORTFOLIO (continued)

At May 31, 2007, the industry sectors for the Mid Cap Growth Portfolio were:

                                                % OF LONG TERM
                    INDUSTRY SECTOR              INVESTMENTS
                    ---------------             --------------
                    Consumer Discretionary           20.2%
                    Consumer Staples                  3.9
                    Energy                            7.0
                    Financials                       10.0
                    Health Care                      15.9
                    Industrials                      18.2
                    Information Technology           20.3
                    Materials                         4.5
                                                    -----
                    Total                           100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 70 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

FOCUSED GROWTH PORTFOLIO

                                                     NUMBER    VALUE
                                                    OF SHARES  (000S)
                                                    --------- -------
           COMMON STOCKS - 96.6%
           Advertising - 1.8%
              Omnicom Group, Inc.                     15,900  $1,674
                                                              ------
           Aerospace/Defense - 7.0%
              Boeing (The) Co.                        25,300   2,545
              Lockheed Martin Corp.                   12,600   1,236
              Raytheon Co.                            28,700   1,596
              Rockwell Collins, Inc.                  16,300   1,152
                                                              ------
                                                               6,529
                                                              ------
           Auto and Truck Manufacturers - 1.9%
              Paccar Inc.                             20,300   1,771
                                                              ------
           Beverages - 3.0%
              Anheuser-Busch Cos., Inc.               23,300   1,243
              Diageo PLC ADR                          18,200   1,554
                                                              ------
                                                               2,797
                                                              ------
           Chemicals - 1.4%
              Syngenta A.G. ADR +                     34,500   1,301
                                                              ------
           Commercial Services - 3.6%
              Accenture Ltd., Class A                 39,600   1,621
              McKesson Corp.                          28,400   1,793
                                                              ------
                                                               3,414
                                                              ------
           Computers - 6.5%
              Cadence Design Systems, Inc. *          61,600   1,399
              Hewlett-Packard Co.                     41,300   1,888
              IBM Corp. +                             21,200   2,260
              Sun Microsystems, Inc. *               113,200     577
                                                              ------
                                                               6,124
                                                              ------
           Cosmetics/Personal Care - 1.6%
              Colgate-Palmolive Co.                   22,200   1,486
                                                              ------
           Diversified Financial Services - 1.7%
              Lehman Brothers Holdings, Inc.           7,300     536
              Morgan Stanley                          13,000   1,105
                                                              ------
                                                               1,641
                                                              ------
           Electrical Components & Equipment - 1.4%
              Energizer Holdings, Inc. *              13,000   1,288
                                                              ------
           Engineering & Construction - 2.1%
              ABB Ltd. ADR +                          89,800   1,928
                                                              ------
           Food - 0.5%
              Groupe Danone ADR                       16,300     509
                                                              ------
           Healthcare - Products - 5.9%
              Baxter International, Inc.              45,900   2,609
              Becton, Dickinson & Co.                 12,200     930
              Stryker Corp.                           29,200   1,966
                                                              ------
                                                               5,505
                                                              ------
           Insurance - 4.6%
              AMBAC Financial Group, Inc.             13,700   1,228
              Prudential Financial, Inc.              16,600   1,693
              Travelers Cos Inc. (The)                26,100   1,414
                                                              ------
                                                               4,335
                                                              ------
           Internet - 1.9%
              eBay, Inc. *                            54,100   1,761
                                                              ------
           Iron/Steel - 2.6%
              Nucor Corp.                             20,100   1,357
              United States Steel Corp.               10,000   1,132
                                                              ------
                                                               2,489
                                                              ------
           Machinery - Diversified - 1.9%
              Deere & Co.                             14,900   1,795
                                                              ------
           Media - 2.4%
              Comcast Corp., Class A *                40,850   1,120
              Grupo Televisa S.A. ADR +               38,100   1,096
                                                              ------
                                                               2,216
                                                              ------
           Mining - 1.6%
              Southern Copper Corp. +                 16,700   1,481
                                                              ------
           Office/Business Equipment - 1.7%
              Xerox Corp. *                           83,300   1,572
                                                              ------
           Oil & Gas - 5.3%
              Exxon Mobil Corp.                       19,700   1,638
              Marathon Oil Corp.                      17,200   2,130
              Noble Energy, Inc.                      19,100   1,209
                                                              ------
                                                               4,977
                                                              ------
           Oil & Gas Services - 1.6%
              Cameron International Corp. *           21,800   1,546
                                                              ------
           Pharmaceuticals - 9.9%
              AstraZeneca PLC ADR                     13,700     729
              Forest Laboratories, Inc. *             33,700   1,709
              Merck & Co., Inc.                       38,000   1,993
              Schering-Plough Corp.                   85,900   2,812
              Wyeth                                   36,200   2,094
                                                              ------
                                                               9,337
                                                              ------
           Retail - 5.0%
              American Eagle Outfitters, Inc.         19,850     536
              Kohl's Corp. *                          26,700   2,011
              Tim Hortons, Inc. +                     42,500   1,323

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 71 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

FOCUSED GROWTH PORTFOLIO (continued)

                                                                 NUMBER     VALUE
                                                                OF SHARES   (000S)
                                                               ----------- --------
COMMON STOCKS - 96.6% - CONTINUED
Retail - 5.0% - (continued)
   TJX Cos., Inc.                                                   30,200 $    845
                                                                           --------
                                                                              4,715
                                                                           --------
Semiconductors - 4.2%
   MEMC Electronic Materials, Inc. *                                23,000    1,398
   Nvidia Corp. *                                                   38,700    1,342
   Taiwan Semiconductor Manufacturing Co. Ltd. ADR +               106,900    1,166
                                                                           --------
                                                                              3,906
                                                                           --------
Software - 7.8%
   Dun & Bradstreet Corp. +                                         12,400    1,241
   Microsoft Corp.                                                 119,000    3,650
   Oracle Corp. *                                                  127,900    2,479
                                                                           --------
                                                                              7,370
                                                                           --------
Telecommunications - 7.7%
   America Movil S.A. de C.V. ADR, Series L                         32,700    1,980
   Cisco Systems, Inc. *                                           121,500    3,271
   Nokia OYJ ADR +                                                  71,400    1,955
                                                                           --------
                                                                              7,206
                                                                           --------
Total Common Stocks
(Cost $76,509)                                                               90,673

INVESTMENT COMPANY - 12.1%
   Northern Institutional Funds -
     Liquid Assets Portfolio (1) (2)                            11,344,490   11,344
                                                                           --------
Total Investment Company
(Cost $11,344)                                                               11,344
                                                                           --------

                                                                PRINCIPAL
                                                                 AMOUNT     VALUE
                                                                 (000S)     (000S)
                                                               ----------- --------
SHORT-TERM INVESTMENT - 3.2%
   Rabobank Nederland, Grand Cayman, Eurodollar Time Deposit,
     5.31%, 6/1/07                                             $     3,013 $  3,013
                                                                           --------
Total Short-Term Investment
(Cost $3,013)                                                                 3,013
                                                                           --------
Total Investments - 111.9%
(Cost $90,866)                                                              105,030
                                                                           --------
   Liabilities less Other Assets - (11.9)%                                  (11,143)
                                                                           --------
NET ASSETS - 100.0%                                                        $ 93,887
                                                                           --------

--------
(1)  Investment in affiliated Portfolio
(2) Investment relates to cash collateral received from portfolio securities loaned.
 *   Non-Income Producing Security
 +   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the industry sectors for the Focused Growth Portfolio were:

                                                  % OF LONG TERM
                  INDUSTRY SECTOR                  INVESTMENTS
                  ---------------                 --------------
                  Consumer Discretionary                9.5%
                  Consumer Staples                      6.7
                  Energy                                7.2
                  Financials                            6.6
                  Health Care                          18.4
                  Industrials                          14.6
                  Information Technology               29.0
                  Materials                             5.8
                  Telecommunication Services            2.2
                                                      -----
                  Total                               100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 72 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

DIVERSIFIED GROWTH PORTFOLIO

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- ------
       COMMON STOCKS - 94.9%
       Aerospace/Defense - 4.1%
          Boeing (The) Co.                                 5,575   $  561
          Lockheed Martin Corp.                            4,025      395
          Northrop Grumman Corp.                          10,875      822
          Raytheon Co.                                     7,575      421
                                                                   ------
                                                                    2,199
                                                                   ------
       Banks - 1.1%
          Bank of America Corp.                           11,675      592
                                                                   ------
       Beverages - 0.5%
          Diageo PLC ADR                                   3,350      286
                                                                   ------
       Biotechnology - 1.2%
          Biogen Idec, Inc. *                             12,650      661
                                                                   ------
       Commercial Services - 1.1%
          McKesson Corp.                                   9,175      579
                                                                   ------
       Computers - 4.4%
          Cadence Design Systems, Inc. *                  17,825      405
          Electronic Data Systems Corp.                   17,550      505
          IBM Corp. +                                     13,675    1,458
                                                                   ------
                                                                    2,368
                                                                   ------
       Cosmetics/Personal Care - 1.9%
          Colgate-Palmolive Co.                            7,750      519
          Procter & Gamble Co.                             7,675      488
                                                                   ------
                                                                    1,007
                                                                   ------
       Diversified Financial Services - 8.0%
          Bear Stearns Cos. (The), Inc.                    2,450      367
          Citigroup, Inc.                                 15,375      838
          Countrywide Financial Corp.                     11,675      455
          Goldman Sachs Group, Inc.                        5,150    1,189
          JPMorgan Chase & Co.                             9,400      487
          Lehman Brothers Holdings, Inc.                   5,850      429
          Morgan Stanley                                   6,050      514
                                                                   ------
                                                                    4,279
                                                                   ------
       Electric - 1.3%
          Alliant Energy Corp.                             5,875      254
          Edison International                             7,700      448
                                                                   ------
                                                                      702
                                                                   ------
       Food - 4.7%
          Campbell Soup Co.                               17,050      677
          General Mills, Inc.                             12,975      795
          Heinz (H.J.) Co.                                11,025      524
          Kroger Co.                                      17,850      541
                                                                   ------
                                                                    2,537
                                                                   ------
       Gas - 0.4%
          NiSource, Inc.                                  10,200      227
                                                                   ------
       Healthcare - Products - 1.3%
          Baxter International, Inc.                      11,925      678
                                                                   ------
       Healthcare - Services - 1.7%
          Humana, Inc. *                                   6,700      416
          UnitedHealth Group, Inc.                         9,075      497
                                                                   ------
                                                                      913
                                                                   ------
       Home Furnishings - 1.1%
          Matsushita Electric Industrial Co. Ltd. ADR     26,325      559
                                                                   ------
       Household Products/Wares - 1.0%
          Clorox Co.                                       7,900      530
                                                                   ------
       Insurance - 9.0%
          Allstate (The) Corp.                             7,050      434
          AMBAC Financial Group, Inc.                      7,125      638
          American International Group, Inc.              17,975    1,300
          Chubb Corp.                                      7,100      390
          Hartford Financial Services Group, Inc.          5,625      580
          Prudential Financial, Inc.                       5,475      559
          Travelers Cos Inc. (The)                         9,550      517
          XL Capital Ltd., Class A                         4,975      406
                                                                   ------
                                                                    4,824
                                                                   ------
       Internet - 1.1%
          eBay, Inc. *                                    17,250      562
                                                                   ------
       Iron/Steel - 1.9%
          United States Steel Corp.                        9,075    1,027
                                                                   ------
       Machinery - Diversified - 1.4%
          Deere & Co.                                      6,225      750
                                                                   ------
       Media - 2.0%
          Disney (Walt) Co.                               30,025    1,064
                                                                   ------
       Mining - 1.4%
          Freeport-McMoRan Copper & Gold, Inc., Class B    9,500      748
                                                                   ------
       Miscellaneous Manufacturing - 6.7%
          Eaton Corp.                                     12,775    1,197
          General Electric Co.                            14,950      562
          ITT Corp.                                        7,325      493
          Tyco International Ltd.                         39,575    1,320
                                                                   ------
                                                                    3,572
                                                                   ------
       Oil & Gas - 9.2%
          Chevron Corp.                                    8,450      689
          Exxon Mobil Corp.                               33,125    2,755
          Marathon Oil Corp.                               8,675    1,074

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 73 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

 SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

DIVERSIFIED GROWTH PORTFOLIO (continued)

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- -------
COMMON STOCKS - 94.9% - CONTINUED
Oil & Gas - 9.2% - (continued)
   Occidental Petroleum Corp. +                                  7,950 $   437
                                                                       -------
                                                                         4,955
                                                                       -------
Pharmaceuticals - 9.4%
   Cardinal Health, Inc.                                         6,775     491
   Lilly (Eli) & Co.                                            17,600   1,032
   Merck & Co., Inc.                                             8,150     427
   Pfizer, Inc.                                                 37,550   1,032
   Sanofi-Aventis ADR +                                         21,500   1,034
   Schering-Plough Corp.                                        20,950     686
   Shire PLC ADR +                                               4,925     344
                                                                       -------
                                                                         5,046
                                                                       -------
Retail - 5.0%
   Kohl's Corp. *                                                8,425     635
   McDonald's Corp.                                             17,850     902
   Nordstrom, Inc.                                              13,500     701
   TJX Cos., Inc.                                               15,700     439
                                                                       -------
                                                                         2,677
                                                                       -------
Semiconductors - 4.2%
   Applied Materials, Inc.                                      32,500     621
   ASML Holding N.V. * +                                        26,050     671
   National Semiconductor Corp.                                 14,325     386
   Taiwan Semiconductor Manufacturing
     Co. Ltd. ADR +                                             54,400     593
                                                                       -------
                                                                         2,271
                                                                       -------
Software - 3.5%
   Adobe Systems, Inc. *                                         6,100     269
   BMC Software, Inc. *                                         11,575     384
   Microsoft Corp.                                              14,525     445
   Oracle Corp. *                                               39,725     770
                                                                       -------
                                                                         1,868
                                                                       -------
Telecommunications - 6.3%
   Cisco Systems, Inc. *                                        65,950   1,775
   Embarq Corp.                                                  6,750     434
   Nokia OYJ ADR +                                              28,525     781
   Verizon Communications, Inc.                                  9,100     396
                                                                       -------
                                                                         3,386
                                                                       -------
Total Common Stocks
(Cost $43,751)                                                          50,867

INVESTMENT COMPANIES - 12. 5%
   Northern Institutional Funds -
     Liquid Assets Portfolio /(1) (2)/                       5,601,384   5,601
   Standard & Poor's Depository Receipts Trust, Series 1 +       7,450   1,142
                                                                       -------
Total Investment Companies
(Cost $6,550)                                                            6,743

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)    (000S)
                                                            ---------- -------
SHORT-TERM INVESTMENT - 2.2%
Rabobank Nederland, Grand Cayman, Eurodollar Time Deposit,
  5.31%, 6/1/07                                             $    1,199   1,199
                                                                       -------
Total Short-Term Investment
(Cost $1,199)                                                            1,199
Total Investments - 109.6%
(Cost $51,500)                                                          58,809
   Liabilities less Other Assets - (9.6)%                               (5,172)
                                                                       -------
NET ASSETS - 100.0%                                                    $53,637

--------
(1)  Investment in affiliated Portfolio
(2) Investment relates to cash collateral received from portfolio securities loaned.
 *   Non-Income Producing Security
 +   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2007, the industry sectors for the Diversified Growth Portfolio were:

                                                  % OF LONG TERM
                  INDUSTRY SECTOR                  INVESTMENTS
                  ---------------                 --------------
                  Consumer Discretionary                8.3%
                  Consumer Staples                      8.4
                  Energy                                9.5
                  Financials                           20.9
                  Health Care                          15.1
                  Industrials                          12.5
                  Information Technology               18.5
                  Materials                             3.4
                  Telecommunication Services            1.6
                  Utilities                             1.8
                                                      -----
                  Total                               100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 74 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2007 (UNAUDITED)

EQUITY INDEX PORTFOLIO

                                                       NUMBER   VALUE
                                                      OF SHARES (000S)
                                                      --------- -------
         COMMON STOCKS - 99.4%
         Advertising - 0.2%
            Interpublic Group of Cos. (The), Inc. *+    28,812  $   339
            Omnicom Group, Inc.                         10,299    1,084
                                                                -------
                                                                  1,423
                                                                -------
         Aerospace/Defense - 2.2%
            Boeing (The) Co.                            50,663    5,096
            General Dynamics Corp.                      24,898    1,998
            Goodrich Corp.                               7,726      460
            L-3 Communications Holdings, Inc.+           7,700      733
            Lockheed Martin Corp.                       21,984    2,157
            Northrop Grumman Corp.                      21,506    1,626
            Raytheon Co.                                27,904    1,551
            Rockwell Collins, Inc.                      10,382      734
            United Technologies Corp.                   63,728    4,496
                                                                -------
                                                                 18,851
                                                                -------
         Agriculture - 1.4%
            Altria Group, Inc.                         131,456    9,346
            Archer-Daniels-Midland Co.                  40,106    1,405
            Reynolds American, Inc.+                    10,526      685
            UST, Inc.+                                   9,834      525
                                                                -------
                                                                 11,961
                                                                -------
         Airlines - 0.1%
            Southwest Airlines Co.+                     49,330      706
                                                                -------
         Apparel - 0.4%
            Coach, Inc. *+                              22,700    1,166
            Jones Apparel Group, Inc.                    6,640      198
            Liz Claiborne, Inc.+                         6,288      218
            NIKE, Inc., Class B+                        23,768    1,349
            Polo Ralph Lauren Corp.+                     3,700      361
            VF Corp.+                                    5,536      519
                                                                -------
                                                                  3,811
                                                                -------
         Auto Manufacturers - 0.4%
            Ford Motor Co.+                            121,710    1,015
            General Motors Corp.+                       34,733    1,042
            PACCAR, Inc.                                16,696    1,456
                                                                -------
                                                                  3,513
                                                                -------
         Auto Parts & Equipment - 0.2%
            Goodyear Tire & Rubber (The) Co. *+         11,612      412
            Johnson Controls, Inc.                      12,078    1,325
                                                                -------
                                                                  1,737
                                                                -------
         Banks - 6.3%
            Bank of America Corp.                      280,105   14,204
            Bank of New York Co. (The), Inc.            46,394    1,882
            BB&T Corp.                                  31,300    1,318
            Capital One Financial Corp.+                25,208    2,011
            Comerica, Inc.                               9,659      607
            Commerce Bancorp, Inc. of New Jersey+       11,500      397
            Compass Bancshares, Inc.                    11,300      791
            Fifth Third Bancorp+                        38,456    1,629
            First Horizon National Corp.+                7,772      313
            Huntington Bancshares, Inc. of Ohio+        14,409      324
            KeyCorp+                                    22,907      816
            M&T Bank Corp.+                              4,800      530
            Marshall & Ilsley Corp.+                    15,654      751
            Mellon Financial Corp.+                     25,518    1,106
            National City Corp.                         37,120    1,284
            Northern Trust Corp./(1)/                   11,900      774
            PNC Financial Services Group, Inc.          21,668    1,599
            Regions Financial Corp.                     44,950    1,603
            State Street Corp.+                         21,721    1,483
            SunTrust Banks, Inc.                        22,256    1,987
            Synovus Financial Corp.+                    20,071      664
            U.S. Bancorp                               110,902    3,835
            Wachovia Corp.                             119,404    6,470
            Wells Fargo & Co.                          211,546    7,635
            Zions Bancorporation                         6,190      498
                                                                -------
                                                                 54,511
                                                                -------
         Beverages - 2.1%
            Anheuser-Busch Cos., Inc.+                  47,758    2,547
            Brown-Forman Corp., Class B+                 4,850      331
            Coca-Cola (The) Co.                        126,113    6,683
            Coca-Cola Enterprises, Inc.                 17,113      400
            Constellation Brands, Inc., Class A *+      12,000      292
            Molson Coors Brewing Co., Class B+           2,896      265
            Pepsi Bottling Group, Inc.                   8,071      282
            PepsiCo, Inc.                              104,629    7,149
                                                                -------
                                                                 17,949
                                                                -------
         Biotechnology - 1.0%
            Amgen, Inc. *                               72,927    4,108
            Biogen Idec, Inc. *                         20,983    1,096
            Celgene Corp. *+                            23,700    1,451
            Genzyme Corp. *                             17,957    1,159
            Medimmune, Inc. *+                          14,888      862

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 75 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

                                                          NUMBER    VALUE
                                                         OF SHARES  (000S)
                                                         --------- -------
     COMMON STOCKS - 99.4% - CONTINUED
     Biotechnology - 1.0% - (continued)
        Millipore Corp. *+                                  3,278  $   245
                                                                   -------
                                                                     8,921
                                                                   -------
     Building Materials - 0.2%
        American Standard Companies, Inc.                  10,752      643
        Masco Corp.                                        23,988      724
                                                                   -------
                                                                     1,367
                                                                   -------
     Chemicals - 1.6%
        Air Products & Chemicals, Inc.                     13,364    1,042
        Ashland, Inc.                                       3,387      204
        Dow Chemical (The) Co.                             60,071    2,726
        du Pont (E.I.) de Nemours & Co.                    60,451    3,163
        Eastman Chemical Co.                                5,190      343
        Ecolab, Inc.                                       10,908      471
        Hercules, Inc. *                                    7,237      136
        International Flavors & Fragrances, Inc.            4,784      246
        Monsanto Co.                                       33,452    2,061
        PPG Industries, Inc.                               10,134      772
        Praxair, Inc.                                      19,732    1,344
        Rohm & Haas Co.                                     8,684      460
        Sherwin-Williams (The) Co.                          6,795      460
        Sigma-Aldrich Corp.+                                8,086      350
                                                                   -------
                                                                    13,778
                                                                   -------
     Coal - 0.2%
        Consol Energy, Inc.                                11,200      544
        Peabody Energy Corp.+                              16,300      881
                                                                   -------
                                                                     1,425
                                                                   -------
     Commercial Services - 0.7%
        Apollo Group, Inc., Class A *+                      8,601      413
        Convergys Corp. *                                   8,446      217
        Donnelley (R.R.) & Sons Co.+                       13,461      576
        Equifax, Inc.                                       7,655      322
        H&R Block, Inc.+                                   19,838      470
        McKesson Corp.                                     18,148    1,146
        Monster Worldwide, Inc. *                           8,487      401
        Moody's Corp.+                                     14,362    1,000
        Robert Half International, Inc.                    10,347      364
        Western Union (The) Co.                            44,461      998
                                                                   -------
                                                                     5,907
                                                                   -------
     Computers - 4.2%
        Affiliated Computer Services, Inc., Class A *       6,100      356
        Apple, Inc. *                                      54,012    6,566
        Cognizant Technology Solutions Corp., Class A *     8,900      699
        Computer Sciences Corp. *                          10,710      593
        Dell, Inc. *                                      142,243    3,822
        Electronic Data Systems Corp.                      32,261      929
        EMC Corp. of Massachusetts *                      131,345    2,218
        Hewlett-Packard Co.                               167,639    7,663
        IBM Corp.+                                         94,284   10,051
        Lexmark International, Inc., Class A *              5,907      307
        NCR Corp. *                                        10,992      590
        Network Appliance, Inc. *                          26,675      859
        SanDisk Corp. *+                                   14,300      623
        Sun Microsystems, Inc. *                          225,526    1,150
        Unisys Corp. *                                     21,113      176
                                                                   -------
                                                                    36,602
                                                                   -------
     Cosmetics/Personal Care - 1.9%
        Avon Products, Inc.+                               26,990    1,036
        Colgate-Palmolive Co.                              32,224    2,158
        Estee Lauder Cos. (The), Inc., Class A+             7,200      340
        Procter & Gamble Co.                              197,560   12,555
                                                                   -------
                                                                    16,089
                                                                   -------
     Distribution/Wholesale - 0.1%
        Genuine Parts Co.+                                 10,543      541
        Grainger (W.W.), Inc.                               4,429      390
                                                                   -------
                                                                       931
                                                                   -------
     Diversified Financial Services - 8.3%
        American Express Co.                               74,664    4,852
        Ameriprise Financial, Inc.                         14,692      923
        Bear Stearns Cos. (The), Inc.                       7,949    1,192
        Charles Schwab (The) Corp.                         64,522    1,450
        Chicago Mercantile Exchange Holdings, Inc.+         2,100    1,115
        CIT Group, Inc.                                    11,900      713
        Citigroup, Inc.                                   307,082   16,733
        Countrywide Financial Corp.                        36,884    1,436
        E*TRADE Financial Corp. *                          26,200      628
        Fannie Mae+                                        60,595    3,873
        Federated Investors, Inc., Class B                  5,512      215
        Franklin Resources, Inc.+                          10,421    1,415
        Freddie Mac                                        45,750    3,056
        Goldman Sachs Group, Inc.                          25,653    5,921
        Janus Capital Group, Inc.+                         11,607      321
        JPMorgan Chase & Co.                              217,544   11,275
        Legg Mason, Inc.+                                   8,101      818

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 76 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- -------
     COMMON STOCKS - 99.4% - CONTINUED
     Diversified Financial Services - 8.3% - (continued)
        Lehman Brothers Holdings, Inc.                     32,260  $ 2,367
        Merrill Lynch & Co., Inc.+                         57,103    5,295
        Morgan Stanley                                     66,630    5,666
        Price (T. Rowe) Group, Inc.                        16,272      836
        SLM Corp.                                          25,584    1,438
                                                                   -------
                                                                    71,538
                                                                   -------
     Electric - 3.3%
        AES Corp. *                                        40,738      967
        Allegheny Energy, Inc. *                           10,185      544
        Ameren Corp.+                                      12,623      670
        American Electric Power Co., Inc.                  24,417    1,163
        Centerpoint Energy, Inc.+                          19,657      372
        CMS Energy Corp.+                                  13,683      250
        Consolidated Edison, Inc.+                         15,821      772
        Constellation Energy Group, Inc.                   12,321    1,131
        Dominion Resources, Inc. of Virginia               21,849    1,935
        DTE Energy Co.+                                    10,879      575
        Duke Energy Corp.                                  81,282    1,588
        Dynegy, Inc. *                                     19,705      191
        Edison International                               19,734    1,150
        Entergy Corp.                                      14,756    1,666
        Exelon Corp.                                       41,990    3,275
        FirstEnergy Corp.                                  19,595    1,356
        FPL Group, Inc.                                    24,912    1,593
        Integrys Energy Group, Inc.+                        4,400      246
        PG&E Corp.                                         21,596    1,064
        Pinnacle West Capital Corp.+                        6,091      283
        PPL Corp.                                          23,650    1,087
        Progress Energy, Inc.+                             15,800      791
        Public Service Enterprise Group, Inc.+             16,739    1,489
        Southern (The) Co.+                                43,099    1,552
        TECO Energy, Inc.+                                 12,016      211
        TXU Corp.                                          28,732    1,938
        Xcel Energy, Inc.+                                 25,085      576
                                                                   -------
                                                                    28,435
                                                                   -------
     Electrical Components & Equipment - 0.3%
        Emerson Electric Co.                               51,894    2,514
        Molex, Inc.                                         8,735      260
                                                                   -------
                                                                     2,774
                                                                   -------
     Electronics - 0.5%
        Agilent Technologies, Inc. *                       24,826      948
        Applera Corp. - Applied Biosystems Group           10,946      311
        Jabil Circuit, Inc.+                               11,300      260
        PerkinElmer, Inc.                                   7,500      199
        Sanmina-SCI Corp. *+                               31,773      113
        Solectron Corp. *                                  54,159      184
        Tektronix, Inc.                                     5,049      153
        Thermo Electron Corp. *                            27,911    1,524
        Waters Corp. *+                                     6,178      372
                                                                   -------
                                                                     4,064
                                                                   -------
     Engineering & Construction - 0.1%
        Fluor Corp.                                         5,391      561
                                                                   -------
     Entertainment - 0.1%
        International Game Technology                      20,778      835
                                                                   -------
     Environmental Control - 0.2%
        Allied Waste Industries, Inc. *                    15,654      211
        Waste Management, Inc.                             33,342    1,289
                                                                   -------
                                                                     1,500
                                                                   -------
     Food - 1.8%
        Campbell Soup Co.                                  13,462      534
        ConAgra Foods, Inc.                                30,987      790
        Dean Foods Co.+                                     7,900      259
        General Mills, Inc.                                21,141    1,295
        Heinz (H.J.) Co.                                   19,969      950
        Hershey Foods Co.+                                 10,622      560
        Kellogg Co.                                        15,368      830
        Kraft Foods, Inc., Class A                        102,714    3,476
        Kroger Co.                                         44,358    1,345
        McCormick & Co., Inc.                               8,000      298
        Safeway, Inc.                                      27,042      932
        Sara Lee Corp.                                     45,031      806
        SUPERVALU, Inc.+                                   12,741      607
        Sysco Corp.                                        37,880    1,255
        Tyson Foods, Inc., Class A                         15,400      343
        Whole Foods Market, Inc.+                           8,600      353
        Wrigley (Wm.) Jr. Co.                              13,446      788
                                                                   -------
                                                                    15,421
                                                                   -------
     Forest Products & Paper - 0.4%
        International Paper Co.+                           28,747    1,126
        MeadWestvaco Corp.                                 11,229      393
        Plum Creek Timber Co., Inc.+                       10,889      455
        Temple-Inland, Inc.                                 6,448      406
        Weyerhaeuser Co.                                   13,169    1,080
                                                                   -------
                                                                     3,460
                                                                   -------

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 77 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

                                                      NUMBER   VALUE
                                                     OF SHARES (000S)
                                                     --------- -------
         COMMON STOCKS - 99.4% - CONTINUED
         Gas - 0.2%
            KeySpan Corp.                              10,808  $   451
            NICOR, Inc.+                                2,752      129
            NiSource, Inc.                             16,835      374
            Sempra Energy                              16,672    1,022
                                                               -------
                                                                 1,976
                                                               -------
         Hand/Machine Tools - 0.1%
            Black & Decker Corp.+                       3,950      373
            Snap-On, Inc.                               3,623      196
            Stanley Works (The)+                        5,068      320
                                                               -------
                                                                   889
                                                               -------
         Healthcare - Products - 3.0%
            Bard (C.R.), Inc.                           6,280      530
            Bausch & Lomb, Inc.                         3,353      228
            Baxter International, Inc.                 40,635    2,310
            Becton, Dickinson & Co.                    14,997    1,144
            Biomet, Inc.                               15,575      679
            Boston Scientific Corp. *                  72,628    1,138
            Johnson & Johnson                         181,238   11,467
            Medtronic, Inc.                            74,295    3,950
            Patterson Cos., Inc. *                      8,500      319
            St. Jude Medical, Inc. *                   21,146      903
            Stryker Corp.                              18,236    1,227
            Varian Medical Systems, Inc. *              7,900      318
            Zimmer Holdings, Inc. *                    14,585    1,284
                                                               -------
                                                                25,497
                                                               -------
         Healthcare - Services - 1.4%
            Aetna, Inc.                                31,744    1,680
            Coventry Health Care, Inc. *                9,775      583
            Humana, Inc. *                             10,290      639
            Laboratory Corp. of America Holdings *+     7,600      599
            Manor Care, Inc.+                           4,539      309
            Quest Diagnostics, Inc.+                    9,736      477
            Tenet Healthcare Corp. *+                  28,928      201
            UnitedHealth Group, Inc.                   84,852    4,647
            WellPoint, Inc. *                          38,302    3,118
                                                               -------
                                                                12,253
                                                               -------
         Home Builders - 0.2%
            Centex Corp.+                               8,234      398
            D.R. Horton, Inc.+                         16,800      393
            KB Home+                                    5,128      235
            Lennar Corp., Class A+                      8,500      388
            Pulte Homes, Inc.+                         13,132      359
                                                               -------
                                                                 1,773
                                                               -------
         Home Furnishings - 0.1%
            Harman International Industries, Inc.       4,000      475
            Whirlpool Corp.+                            4,930      550
                                                               -------
                                                                 1,025
                                                               -------
         Household Products/Wares - 0.4%
            Avery Dennison Corp.+                       5,638      368
            Clorox Co.+                                 9,215      619
            Fortune Brands, Inc.+                       9,305      752
            Kimberly-Clark Corp.                       29,260    2,076
                                                               -------
                                                                 3,815
                                                               -------
         Housewares - 0.1%
            Newell Rubbermaid, Inc.+                   17,061      542
                                                               -------
         Insurance - 4.9%
            ACE Ltd.                                   20,017    1,232
            Aflac, Inc.                                30,279    1,600
            Allstate (The) Corp.                       38,775    2,385
            AMBAC Financial Group, Inc.                 6,303      565
            American International Group, Inc.        162,949   11,788
            AON Corp.                                  18,234      783
            Assurant, Inc.                              6,200      369
            Chubb Corp.                                29,086    1,596
            CIGNA Corp.                                 6,007    1,007
            Cincinnati Financial Corp.                 10,630      483
            Genworth Financial, Inc., Class A          27,000      975
            Hartford Financial Services Group, Inc.    19,698    2,032
            Lincoln National Corp.+                    16,998    1,232
            Loews Corp.                                26,838    1,370
            Marsh & McLennan Cos., Inc.                33,910    1,113
            MBIA, Inc.                                  7,864      523
            Metlife, Inc.                              49,944    3,396
            MGIC Investment Corp.+                      7,627      496
            Principal Financial Group, Inc.+           16,511    1,004
            Progressive (The) Corp.                    46,228    1,066
            Prudential Financial, Inc.                 29,399    2,999
            SAFECO Corp.                                6,076      381
            Torchmark Corp.+                            5,994      420
            Travelers Cos Inc. (The)                   39,471    2,138
            UnumProvident Corp.                        20,963      556
            XL Capital Ltd., Class A+                  10,434      851
                                                               -------
                                                                42,360
                                                               -------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 78 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- -------
      COMMON STOCKS - 99.4% - CONTINUED
      Internet - 1.7%
         Amazon.com, Inc. *+                               19,415  $ 1,342
         eBay, Inc. *                                      71,128    2,316
         Google, Inc., Class A *                           13,662    6,800
         IAC/InterActiveCorp *                             14,200      491
         Symantec Corp. *                                  57,871    1,157
         VeriSign, Inc. *                                  15,000      448
         Yahoo!, Inc. *                                    76,430    2,194
                                                                   -------
                                                                    14,748
                                                                   -------
      Iron/Steel - 0.3%
         Allegheny Technologies, Inc.+                      6,278      726
         Nucor Corp.                                       18,444    1,246
         United States Steel Corp.+                         7,875      891
                                                                   -------
                                                                     2,863
                                                                   -------
      Leisure Time - 0.3%
         Brunswick Corp.                                    5,535      190
         Carnival Corp.+                                   28,568    1,441
         Harley-Davidson, Inc.+                            16,528    1,010
                                                                   -------
                                                                     2,641
                                                                   -------
      Lodging - 0.5%
         Harrah's Entertainment, Inc.+                     11,480      981
         Hilton Hotels Corp.                               25,838      919
         Marriott International, Inc., Class A             20,200      930
         Starwood Hotels & Resorts Worldwide, Inc.         13,411      966
         Wyndham Worldwide Corp. *                         11,547      430
                                                                   -------
                                                                     4,226
                                                                   -------
      Machinery - Construction & Mining - 0.4%
         Caterpillar, Inc.                                 40,472    3,180
         Terex Corp. *                                      5,900      500
                                                                   -------
                                                                     3,680
                                                                   -------
      Machinery - Diversified - 0.4%
         Cummins, Inc.                                      6,292      593
         Deere & Co.                                       14,395    1,734
         Rockwell Automation, Inc.+                        10,169      692
                                                                   -------
                                                                     3,019
                                                                   -------
      Media - 3.2%
         CBS Corp., Class B                                48,573    1,615
         Clear Channel Communications, Inc.                30,478    1,170
         Comcast Corp., Class A *                         197,603    5,416
         DIRECTV Group (The), Inc. *                       47,600    1,112
         Disney (Walt) Co.                                127,586    4,522
         Dow Jones & Co., Inc.+                             3,951      211
         Gannett Co., Inc.                                 14,446      850
         McGraw-Hill Cos. (The), Inc.                      24,028    1,689
         Meredith Corp.                                     2,436      151
         New York Times Co., Class A+                       8,789      221
         News Corp., Class A                              143,000    3,159
         Scripps (E.W.) Co., Class A                        5,100      233
         Time Warner, Inc.                                239,226    5,112
         Tribune Co.                                        4,877      157
         Viacom, Inc., Class B *                           42,473    1,908
                                                                   -------
                                                                    27,526
                                                                   -------
      Metal Fabrication/Hardware - 0.1%
         Precision Castparts Corp.                          7,000      837
                                                                   -------
      Mining - 0.7%
         Alcoa, Inc.                                       54,473    2,249
         Freeport-McMoRan Copper & Gold, Inc., Class B+    23,026    1,812
         Newmont Mining Corp.                              28,233    1,148
         Vulcan Materials Co.+                              5,847      700
                                                                   -------
                                                                     5,909
                                                                   -------
      Miscellaneous Manufacturing - 5.1%
         3M Co.                                            45,920    4,039
         Cooper Industries Ltd., Class A                   11,230      602
         Danaher Corp.                                     14,904    1,095
         Dover Corp.+                                      12,540      628
         Eastman Kodak Co.+                                17,637      447
         Eaton Corp.                                        8,960      840
         General Electric Co.                             644,023   24,202
         Honeywell International, Inc.                     50,139    2,904
         Illinois Tool Works, Inc.+                        26,274    1,385
         Ingersoll-Rand Co. Ltd., Class A                  18,950      973
         ITT Corp.                                         11,148      750
         Leggett & Platt, Inc.+                            10,916      267
         Pall Corp.+                                        7,591      340
         Parker Hannifin Corp.+                             7,047      714
         Textron, Inc.                                      7,679      824
         Tyco International Ltd.                          123,883    4,133
                                                                   -------
                                                                    44,143
                                                                   -------
      Office/Business Equipment - 0.2%
         Pitney Bowes, Inc.+                               13,535      646
         Xerox Corp. *                                     54,858    1,035
                                                                   -------
                                                                     1,681
                                                                   -------

See Notes to the Financial Statements.


            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 79 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- -------
     COMMON STOCKS - 99.4% - CONTINUED
     Oil & Gas - 8.4%
        Anadarko Petroleum Corp.                           28,436  $ 1,412
        Apache Corp.                                       20,274    1,637
        Chesapeake Energy Corp.+                           27,600      962
        Chevron Corp.                                     135,153   11,014
        ConocoPhillips                                    102,934    7,970
        Devon Energy Corp.                                 28,450    2,184
        ENSCO International, Inc.+                         10,000      606
        EOG Resources, Inc.+                               14,938    1,149
        Exxon Mobil Corp.                                 356,510   29,651
        Hess Corp.                                         16,613      984
        Marathon Oil Corp.                                 21,678    2,684
        Murphy Oil Corp.                                   11,500      678
        Nabors Industries Ltd. *                           17,106      598
        Noble Corp.                                         8,387      775
        Occidental Petroleum Corp.                         54,968    3,021
        Rowan Cos., Inc.+                                  11,003      434
        Sunoco, Inc.                                        8,568      683
        Transocean, Inc. *                                 18,312    1,799
        Valero Energy Corp.                                34,400    2,567
        XTO Energy, Inc.                                   21,233    1,232
                                                                   -------
                                                                    72,040
                                                                   -------
     Oil & Gas Services - 1.5%
        Baker Hughes, Inc.                                 19,703    1,625
        BJ Services Co.+                                   18,390      539
        Halliburton Co.                                    56,480    2,031
        National-Oilwell Varco, Inc. *                     10,800    1,020
        Schlumberger Ltd.                                  73,786    5,746
        Smith International, Inc.+                         12,200      677
        Weatherford International Ltd. *                   20,700    1,125
                                                                   -------
                                                                    12,763
                                                                   -------
     Packaging & Containers - 0.1%
        Ball Corp.+                                         6,328      350
        Bemis Co.                                           6,352      214
        Pactiv Corp. *                                      8,182      278
        Sealed Air Corp.+                                   9,888      319
                                                                   -------
                                                                     1,161
                                                                   -------
     Pharmaceuticals - 5.9%
        Abbott Laboratories                                96,586    5,443
        Allergan, Inc.                                      9,373    1,167
        AmerisourceBergen Corp.+                           11,582      593
        Barr Pharmaceuticals, Inc. *+                       6,500      347
        Bristol-Myers Squibb Co.                          126,495    3,834
        Cardinal Health, Inc.                              24,623    1,784
        Express Scripts, Inc. *                             9,600      980
        Forest Laboratories, Inc. *                        19,569      992
        Gilead Sciences, Inc. *                            29,048    2,404
        Hospira, Inc. *                                     9,588      382
        King Pharmaceuticals, Inc. *+                      14,938      317
        Lilly (Eli) & Co.                                  61,773    3,621
        Medco Health Solutions, Inc. *                     18,063    1,405
        Merck & Co., Inc.                                 135,640    7,114
        Mylan Laboratories, Inc.+                          21,100      417
        Pfizer, Inc.                                      443,821   12,201
        Schering-Plough Corp.                              93,152    3,050
        Watson Pharmaceuticals, Inc. *+                     6,052      187
        Wyeth                                              84,314    4,877
                                                                   -------
                                                                    51,115
                                                                   -------
     Pipelines - 0.4%
        El Paso Corp.+                                     42,878      731
        Questar Corp.                                       5,300      572
        Spectra Energy Corp.                               38,491    1,025
        Williams Cos. (The), Inc.                          39,518    1,255
                                                                   -------
                                                                     3,583
                                                                   -------
     Real Estate - 0.1%
        CB Richard Ellis Group, Inc., Class A *+           11,500      428
                                                                   -------
     Real Estate Investment Trusts - 1.1%
        Apartment Investment & Management Co., Class A+     6,000      329
        Archstone-Smith Trust                              13,600      839
        AvalonBay Communities, Inc.+                        4,900      639
        Boston Properties, Inc.+                            7,300      844
        Developers Diversified Realty Corp.                 7,800      481
        Equity Residential                                 17,997      912
        Host Hotels & Resorts, Inc.+                       32,000      817
        Kimco Realty Corp.+                                13,900      643
        ProLogis                                           16,034    1,037
        Public Storage, Inc.+                               7,582      679
        Simon Property Group, Inc.+                        15,186    1,640
        Vornado Realty Trust+                               8,200      992
                                                                   -------
                                                                     9,852
                                                                   -------
     Retail - 5.6%
        Abercrombie & Fitch Co., Class A                    5,700      471
        Autonation, Inc. *                                  9,211      204
        Autozone, Inc. *                                    3,019      388

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 80 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                         NUMBER    VALUE
                                                        OF SHARES  (000S)
                                                        --------- -------
      COMMON STOCKS - 99.4% - CONTINUED
      Retail - 5.6% - (continued)
         Bed Bath & Beyond, Inc. *+                       19,137  $   778
         Best Buy Co., Inc.                               24,922    1,203
         Big Lots, Inc. *                                  6,657      210
         Circuit City Stores, Inc.                        13,419      216
         Costco Wholesale Corp.                           29,391    1,660
         CVS Corp.                                        95,150    3,667
         Darden Restaurants, Inc.                          8,854      403
         Dillard's, Inc., Class A                          3,734      136
         Dollar General Corp.                             19,213      416
         Family Dollar Stores, Inc.+                       9,262      312
         Federated Department Stores, Inc. *+             28,766    1,149
         Gap (The), Inc.                                  32,335      599
         Home Depot (The), Inc.                          127,063    4,939
         Kohl's Corp. *                                   20,046    1,510
         Limited Brands+                                  21,413      562
         Lowe's Cos., Inc.                                95,414    3,131
         McDonald's Corp.                                 75,375    3,810
         Nordstrom, Inc.                                  15,780      819
         Office Depot, Inc. *                             16,959      617
         OfficeMax, Inc.                                   4,624      208
         Penney (J.C.) Co., Inc. (Holding Co.)            13,800    1,111
         RadioShack Corp.+                                 8,958      306
         Sears Holdings Corp. *                            5,356      964
         Staples, Inc.                                    45,697    1,145
         Starbucks Corp. *                                48,626    1,401
         Target Corp.                                     53,730    3,354
         Tiffany & Co.+                                    8,301      436
         TJX Cos., Inc.                                   26,830      750
         Wal-Mart Stores, Inc.                           153,435    7,304
         Walgreen Co.                                     62,630    2,827
         Wendy's International, Inc.+                      5,005      201
         Yum! Brands, Inc.                                16,230    1,099
                                                                  -------
                                                                   48,306
                                                                  -------
      Savings & Loans - 0.4%
         Hudson City Bancorp, Inc.                        30,400      401
         Sovereign Bancorp, Inc.+                         22,180      516
         Washington Mutual, Inc.+                         56,643    2,476
                                                                  -------
                                                                    3,393
                                                                  -------
      Semiconductors - 2.5%
         Advanced Micro Devices, Inc. *+                  34,744      496
         Altera Corp.                                     22,507      513
         Analog Devices, Inc.                             20,437      740
         Applied Materials, Inc.                          87,497    1,671
         Broadcom Corp., Class A *                        28,974      886
         Intel Corp.                                     361,129    8,006
         Kla-Tencor Corp.                                 12,511      688
         Linear Technology Corp.+                         15,862      569
         LSI Logic Corp. *                                48,241      419
         Maxim Integrated Products, Inc.                  19,717      606
         MEMC Electronic Materials, Inc. *                11,300      687
         Micron Technology, Inc. *+                       46,280      564
         National Semiconductor Corp.                     17,404      469
         Novellus Systems, Inc. *+                         9,621      295
         Nvidia Corp. *                                   21,830      757
      PMC - Sierra, Inc. *+                               18,818      145
         QLogic Corp. *                                    9,678      165
         Teradyne, Inc. *+                                11,658      198
         Texas Instruments, Inc.                          88,595    3,133
         Xilinx, Inc.                                     20,336      579
                                                                  -------
                                                                   21,586
                                                                  -------
      Software - 3.8%
         Adobe Systems, Inc. *                            36,914    1,627
         Autodesk, Inc. *                                 16,376      744
         Automatic Data Processing, Inc.                  33,759    1,678
         BMC Software, Inc. *                             12,499      414
         Citrix Systems, Inc. *+                          11,069      372
         Computer Associates International, Inc.          25,309      672
         Compuware Corp. *+                               18,772      213
         Electronic Arts, Inc. *                          19,450      951
         Fidelity National Information Services, Inc.+     9,900      534
         First Data Corp.                                 47,161    1,542
         Fiserv, Inc. *                                   10,474      621
         IMS Health, Inc.                                 11,997      392
         Intuit, Inc. *                                   23,498      717
         Microsoft Corp.                                 539,692   16,552
         Novell, Inc. *                                   20,741      162
         Oracle Corp. *                                  249,909    4,843
         Paychex, Inc.                                    25,116    1,015
                                                                  -------
                                                                   33,049
                                                                  -------
      Telecommunications - 6.3%
         ADC Telecommunications, Inc. *                    7,218      121
         Alltel Corp.                                     23,041    1,579
         AT&T, Inc.                                      391,014   16,164
         Avaya, Inc. *                                    27,851      446

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 81 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

                                                                 NUMBER     VALUE
                                                                OF SHARES   (000S)
                                                               ----------- --------
COMMON STOCKS - 99.4% - CONTINUED
Telecommunications - 6.3% - (continued)
   CenturyTel, Inc.                                                  6,778 $    335
   Ciena Corp. *+                                                    8,015      275
   Cisco Systems, Inc. *                                           378,336   10,185
   Citizens Communications Co.+                                     20,734      329
   Corning, Inc. *+                                                 98,326    2,458
   Embarq Corp.                                                     10,575      680
   JDS Uniphase Corp. *+                                            12,993      170
   Juniper Networks, Inc. *                                         39,600      967
   Motorola, Inc.                                                  148,006    2,692
   QUALCOMM, Inc.                                                  103,782    4,457
   Qwest Communications International, Inc. *                       97,403    1,002
   Sprint Nextel Corp.                                             181,310    4,143
   Tellabs, Inc. *                                                  29,262      320
   Verizon Communications, Inc.                                    182,246    7,933
   Windstream Corp.+                                                27,684      416
                                                                           --------
                                                                             54,672
                                                                           --------
Textiles - 0.0%
   Cintas Corp.                                                      8,323      319
                                                                           --------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc.                                                      9,871      318
   Mattel, Inc.                                                     25,217      706
                                                                           --------
                                                                              1,024
                                                                           --------
Transportation - 1.7%
   Burlington Northern Santa Fe Corp.                               22,438    2,089
   C.H. Robinson Worldwide, Inc.                                    10,700      580
   CSX Corp.                                                        26,776    1,217
   FedEx Corp.                                                      19,338    2,158
   Norfolk Southern Corp.                                           24,407    1,413
   Ryder System, Inc.+                                               3,649      197
   Union Pacific Corp.                                              17,560    2,119
   United Parcel Service, Inc., Class B                             66,807    4,808
                                                                           --------
                                                                             14,581
                                                                           --------
Total Common Stocks
  (Cost $612,153)                                                           857,345
WARRANTS - 0.0%
   Raytheon CO., Exp. 6/16/11, Strike $37.50 *                         987       20
                                                                           --------
Total Warrants
  (Cost $-)                                                                      20
INVESTMENT COMPANY - 6.9%
Northern Institutional Funds -
  Liquid Assets Portfolio,/(2) (3)/                             59,160,575   59,161
                                                                           --------
Total Investment Company
  (Cost $ 59,161)                                                            59,161

                                                                PRINCIPAL
                                                                 AMOUNT     VALUE
                                                                 (000S)     (000S)
                                                               ----------- --------
SHORT-TERM INVESTMENTS - 0.5%
   Rabobank Nederland, Grand Cayman, Eurodollar Time Deposit,
     5.31%, 6/1/07                                             $     2,719    2,719
   U.S. Treasury Bill,/(4)/
     4.84%, 8/9/07                                                   1,370    1,357
                                                                           --------
Total Short-Term Investments
  (Cost $ 4,076)                                                              4,076
Total Investments - 106.8%
  (Cost $ 675,390)                                                          920,602
Liabilities less Other Assets - (6.8)%                                      (58,387)
                                                                           --------
NET ASSETS - 100.0%                                                        $862,215

--------
(1)  Investment in affiliate
(2)  Investment in affiliated Portfolio
(3) Investment related to cash collateral received from portfolio securities loaned.
(4) Security pledged as collateral to cover margin requirements for open futures contracts.
 *   Non-Income Producing Security.
 +   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 82 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     MAY 31, 2007 (UNAUDITED)

At May 31, 2007, the Equity Index Portfolio had open futures contracts as follows:

                                  NOTIONAL
                        NUMBER OF  AMOUNT  CONTRACT CONTRACT UNREALIZED
           TYPE         CONTRACTS  (000S)  POSITION   EXP.   GAIN (000S)
           ----         --------- -------- -------- -------- -----------
           S&P 500         14      $5,365    Long    06/07      $464
           E-Mini
           S&P 500          2         153    Long    06/07         1
                           --      ------    ----    -----      ----
           Total                                                $465

At May 31, 2007, the industry sectors for the Equity Index Portfolio were:

                                                  % OF LONG-TERM
                  INDUSTRY SECTOR                  INVESTMENTS
                  ---------------                 --------------
                  Consumer Discretionary                    10.2%
                  Consumer Staples                           9.3
                  Energy                                    10.4
                  Financials                                21.2
                  Health Care                               12.0
                  Industrials                               11.2
                  Information Technology                    15.2
                  Materials                                  3.1
                  Telecommunication Services                 3.8
                  Utilities                                  3.6
                                                  --------------
                  Total                                    100.0%

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 83 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- ------
       COMMON STOCKS - 66.8%
       Aerospace/Defense - 2.9%
          Boeing (The) Co.                                 4,750   $  478
          Lockheed Martin Corp.                            3,550      348
          Northrop Grumman Corp.                           9,500      718
          Raytheon Co.                                     6,725      374
                                                                   ------
                                                                    1,918
                                                                   ------
       Banks - 0.8%
          Bank of America Corp.                           10,150      515
                                                                   ------
       Beverages - 0.4%
          Diageo PLC ADR                                   2,825      241
                                                                   ------
       Biotechnology - 0.8%
          Biogen Idec, Inc. *                             10,225      534
                                                                   ------
       Commercial Services - 0.7%
          McKesson Corp.                                   7,950      502
                                                                   ------
       Computers - 3.1%
          Cadence Design Systems, Inc. *                  15,825      359
          Electronic Data Systems Corp.                   15,025      433
          IBM Corp. +                                     12,125    1,293
                                                                   ------
                                                                    2,085
                                                                   ------
       Cosmetics/Personal Care - 1.6%
          Colgate-Palmolive Co.                            9,675      648
          Procter & Gamble Co.                             6,450      410
                                                                   ------
                                                                    1,058
                                                                   ------
       Diversified Financial Services - 5.5%
          Bear Stearns Cos. (The), Inc.                    2,075      311
          Citigroup, Inc.                                 13,600      741
          Countrywide Financial Corp.                     10,100      393
          Goldman Sachs Group, Inc.                        4,350    1,004
          JPMorgan Chase & Co.                             8,150      423
          Lehman Brothers Holdings, Inc.                   5,075      373
          Morgan Stanley                                   5,225      444
                                                                   ------
                                                                    3,689
                                                                   ------
       Electric - 0.9%
          Alliant Energy Corp. +                           5,100      220
          Edison International                             6,650      388
                                                                   ------
                                                                      608
                                                                   ------
       Food - 3.6%
          Campbell Soup Co.                               14,475      575
          General Mills, Inc.                             11,175      684
          Heinz (H.J.) Co.                                13,775      656
          Kroger Co.                                      15,475      469
                                                                   ------
                                                                    2,384
                                                                   ------
       Gas - 0.3%
          NiSource, Inc. +                                 8,825      196
                                                                   ------
       Healthcare - Products - 0.9%
          Baxter International, Inc.                      10,100      574
                                                                   ------
       Healthcare - Services - 1.2%
          Humana, Inc. *                                   5,775      358
          UnitedHealth Group, Inc.                         8,100      444
                                                                   ------
                                                                      802
                                                                   ------
       Home Furnishings - 0.7%
          Matsushita Electric Industrial Co. Ltd. ADR     22,825      484
                                                                   ------
       Household Products/Wares - 1.0%
          Clorox Co.                                       9,875      663
                                                                   ------
       Insurance - 6.2%
          Allstate (The) Corp.                             6,125      377
          AMBAC Financial Group, Inc.                      6,150      551
          American International Group, Inc.              15,100    1,092
          Chubb Corp.                                      6,000      329
          Hartford Financial Services Group, Inc.          4,825      498
          Prudential Financial, Inc.                       4,700      479
          Travelers Cos Inc. (The)                         8,275      448
          XL Capital Ltd., Class A                         4,175      341
                                                                   ------
                                                                    4,115
                                                                   ------
       Internet - 0.7%
          eBay, Inc. *                                    14,800      482
                                                                   ------
       Iron/Steel - 1.3%
          United States Steel Corp. +                      7,800      883
                                                                   ------
       Machinery - Diversified - 1.0%
          Deere & Co.                                      5,425      653
                                                                   ------
       Media - 1.4%
          Disney (Walt) Co.                               26,000      921
                                                                   ------
       Mining - 1.0%
          Freeport-McMoRan Copper & Gold, Inc., Class B    8,250      649
                                                                   ------
       Miscellaneous Manufacturing - 4.6%
          Eaton Corp.                                     11,125    1,043
          General Electric Co.                            13,125      493
          ITT Corp.                                        6,075      409
          Tyco International Ltd.                         33,075    1,103
                                                                   ------
                                                                    3,048
                                                                   ------
       Oil & Gas - 6.4%
          Chevron Corp.                                    6,950      566
          Exxon Mobil Corp.                               28,675    2,385
          Marathon Oil Corp.                               7,350      910

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 84 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                                           NUMBER   VALUE
                                                                          OF SHARES (000S)
                                                                          --------- -------
COMMON STOCKS - 66.8% - CONTINUED
Oil & Gas - 6.4% - (continued)
Occidental Petroleum Corp. +                                                 6,925  $   381
                                                                                    -------
                                                                                      4,242
                                                                                    -------
Pharmaceuticals - 6.4%
   Cardinal Health, Inc.                                                     5,875      426
   Lilly (Eli) & Co.                                                        14,825      869
   Merck & Co., Inc.                                                         6,800      357
   Pfizer, Inc.                                                             33,075      909
   Sanofi-Aventis ADR +                                                     17,950      863
   Schering-Plough Corp.                                                    17,650      578
   Shire PLC ADR +                                                           4,150      289
                                                                                    -------
                                                                                      4,291
                                                                                    -------
Retail - 3.5%
   Kohl's Corp. *                                                            7,275      548
   McDonald's Corp.                                                         16,575      838
   Nordstrom, Inc.                                                          11,250      584
   TJX Cos., Inc.                                                           13,575      380
                                                                                    -------
                                                                                      2,350
                                                                                    -------
Semiconductors - 2.9%
   Applied Materials, Inc.                                                  26,900      514
   ASML Holding N.V. +                                                      21,800      562
   National Semiconductor Corp.                                             12,125      326
   Taiwan Semiconductor Manufacturing Co. Ltd.
       ADR                                                                  47,275      516
                                                                                    -------
                                                                                      1,918
                                                                                    -------
Software - 2.5%
   Adobe Systems, Inc. *                                                     5,150      227
   BMC Software, Inc. *                                                      9,425      313
   Microsoft Corp.                                                          14,225      436
   Oracle Corp. *                                                           35,250      683
                                                                                    -------
                                                                                      1,659
                                                                                    -------
Telecommunications - 4.5%
   Cisco Systems, Inc. *                                                    57,100    1,537
   Embarq Corp.                                                              5,825      374
   Nokia OYJ ADR +                                                          26,500      726
   Verizon Communications, Inc.                                              7,850      342
                                                                                    -------
                                                                                      2,979
                                                                                    -------
Total Common Stocks
(Cost $37,099)                                                                       44,443


                                                                          PRINCIPAL
                                                                           AMOUNT   VALUE
                                                                           (000S)   (000S)
                                                                          --------- -------
ASSET- BACKED SECURITIES - 7.8%
Automobile - 1.3%
   Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3,
     3.87%, 6/15/09                                                        $   161  $   159
   Honda Auto Receivables Owner Trust, Series 2005-3,
     Class A3, 3.87%, 4/20/09                                                  165      163
   USAA Auto Owner Trust, Series 2005-4, Class A4,
     4.89%, 8/15/12                                                            420      417
   WFS Financial Owner Trust, Series 2004-2,
     Class A4, 3.54%, 11/21/11                                                 140      139
                                                                                    -------
                                                                                        878
                                                                                    -------
Commercial Mortgage Services - 6.4%
   Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2,
     Class A4, 5.19%, 5/11/39                                                  545      534
   Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9,
     Class A2, 4.74%, 9/11/42                                                  300      294
   Bear Stearns Commercial Mortgage Securities, Series 2007-T26,
     Class A2, 5.33%, 1/25/45                                                  120      119
   Commercial Mortgage Acceptance Corp., Series 1999-C1,
     Class A2, 7.03%, 6/15/31                                                  302      309
   Commercial Mortgage Asset Trust, Series 1999-C1,
     Class A3, 6.64%, 9/17/10                                                  510      518
   DLJ Commercial Mortgage Corp., Series 1998-CF2,
     Class A1B, 6.24%, 11/12/31                                                229      230
   DLJ Commercial Mortgage Corp., Series 1999-CG1,
     Class A1B, 6.46%, 3/10/32                                                 195      197
   GMAC Commercial Mortgage Securities, Inc., Series 1999-C1,
     Class A2, 6.18%, 5/15/33                                                   46       47
   GMAC Commercial Mortgage Securities, Inc., Series 2002-C3,
     Class A2, 4.93%, 7/10/39                                                  200      195
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1,
     Class A1, 4.28%, 1/12/37                                                  136      133

See Notes to the Financial Statements.


            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 85 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S )  (000S)
                                                                            --------- ------
ASSET-BACKED SECURITIES - 7.8% - CONTINUED
Commercial Mortgage Services - 6.4% - (continued)
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1,
     Class A2, 4.63%, 3/15/46 $                                                150    $  147
   LB Commercial Conduit Mortgage Trust, Series 1998-C1,
     Class A3, 6.48%, 2/18/30                                                  266       266
   LB-UBS Commercial Mortgage Trust, Series 2001-C3,
     Class A2, 6.37%, 12/15/28                                                 545       561
   Morgan Stanley Capital I, Series 2003-IQ6,
     Class A4, 4.97%, 12/15/41                                                 415       401
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP3,
     Class A4, 6.39%, 7/15/33                                                  300       309
                                                                                      ------
                                                                                       4,260
                                                                                      ------
Credit Card - 0.1%
   Citibank Credit Card Issuance Trust, Series 2003-A8,
     Class A8, 3.50%, 8/16/10                                                   65        64
                                                                                      ------
Total Asset-Backed Securities
(Cost $ 5,340)                                                                         5,202
CORPORATE BONDS - 9.1%
Aerospace/Defense - 0.3%
   L-3 Communications Corp.,
     7.63%, 6/15/12                                                            200       207
                                                                               ---    ------
Diversified Financial Services - 3.8%
   American General Finance Corp.,
     5.38%, 10/1/12                                                            130       129
   ANZ Capital Trust, /(1) (2)/
     4.48%, 1/29/49                                                            210       204
   Citigroup, Inc.,
     5.00%, 9/15/14                                                            115       111
   General Electric Capital Corp.,
     5.88%, 2/15/12                                                            288       293
   Goldman Sachs Group, Inc.,
     5.63%, 1/15/17                                                             80        78
   HSBC Finance Corp.,
     5.25%, 1/15/14                                                            195       190
   International Lease Finance Corp.,
       5.35%, 3/1/12 +                                                         170       168
       5.65%, 6/1/14 +                                                         165       164
   JP Morgan Chase & Co.,
     5.75%, 1/2/13                                                             210       212
   Lehman Brothers Holdings Capital Trust V,
     5.86%, 11/29/49 +                                                          99        98
   Merrill Lynch & Co., Inc.,
     5.70%, 5/2/17                                                             100        98
   Morgan Stanley,
     5.63%, 1/9/12                                                             200       200
   Nelnet, Inc.,
     5.13%, 6/1/10                                                             220       214
   Residential Capital Corp.,
     6.38%, 6/30/10                                                            195       195
   Swiss Re Capital I LP, /(1) (2)/
     6.85%, 5/29/49 +                                                           60        62
   USB Realty Corp., /(1) (2)/
     6.09%, 12/22/49 +                                                         100        99
                                                                                      ------
                                                                                       2,515
                                                                                      ------
Electric - 0.6%
   AES (The) Corp.,
     9.50%, 6/1/09 +                                                           240       255
   Public Service Electric & Gas,
     4.00%, 11/1/08                                                            125       123
                                                                                      ------
                                                                                         378
                                                                                      ------
Healthcare - Services - 0.4%
   HCA, Inc.,
     9.13%, 11/15/14                                                           150       163
   UnitedHealth Group, Inc.,
     4.88%, 3/15/15                                                            125       118
                                                                                      ------
                                                                                         281
                                                                                      ------
Holding Companies - Diversified - 0.4%
   Capmark Financial Group, Inc., /(1) (2)/
     6.30%, 5/10/17                                                             45        45
   Kansas City Southern Railway,
     9.50%, 10/1/08                                                            245       256
                                                                                      ------
                                                                                         301
                                                                                      ------
Insurance - 0.4%
   Genworth Financial, Inc.,
     6.15%, 11/15/66                                                            90        87

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 86 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT  VALUE
                                                               (000S )   (000S)
                                                             --------- ------
 CORPORATE BONDS - 9.1% - CONTINUED
 Insurance - 0.4% - (continued)
    Lincoln National Corp.,
        6.05%, 4/20/67                                         $ 75    $   73
    Protective Life Secured Trust,
        4.85%, 8/16/10                                           90        89
                                                                       ------
                                                                          249
                                                                       ------
 Media - 0.5%
    Comcast Corp.,
        4.95%, 6/15/16 +                                        105        98
    Time Warner Cable, Inc., /(1) (2)/
        5.85%, 5/1/17                                            75        74
    Time Warner, Inc.,
        5.88%, 11/15/16                                         145       143
                                                                       ------
                                                                          315
                                                                       ------
 Oil & Gas - 1.3%
    Chesapeake Energy Corp.,
        7.50%, 6/15/14 +                                        150       157
    Devon Financing Corp. ULC,
        6.88%, 9/30/11                                          100       105
    Premcor Refining Group (The), Inc.,
        9.50%, 2/1/13                                           110       117
    6.75%, 5/1/14                                               340       350
        XTO Energy, Inc.,
    5.30%, 6/30/15 +                                            130       126
                                                                       ------
                                                                          855
                                                                       ------
 Oil & Gas Services - 0.3%
    Dresser-Rand Group, Inc.,
        7.38%, 11/1/14                                          170       173
                                                                       ------
 Pipelines - 0.3%
    Consolidated Natural Gas Co.,
        5.00%, 3/1/14                                           145       139
    Kinder Morgan Energy Partners LP,
        6.00%, 2/1/17                                            80        80
                                                                       ------
                                                                          219
                                                                       ------
 Real Estate Investment Trusts - 0.1%
    iStar Financial, Inc.,
        5.88%, 3/15/16 +                                         75        73
                                                                       ------
 Retail - 0.2%
    CVS Caremark Corp.,
        5.75%, 6/1/17                                            35        35
    Home Depot, Inc.,
        5.40%, 3/1/16                                           105       101
                                                                       ------
                                                                          136
                                                                       ------
 Telecommunications - 0.5%
    Embarq Corp.,
        7.08%, 6/1/16                                            85        86
    Sprint Capital Corp.,
        6.90%, 5/1/19                                            80        81
    Verizon of New England, Inc.,
        6.50%, 9/15/11                                          170       175
                                                                       ------
                                                                          342
                                                                       ------
 Total Corporate Bonds
 (Cost $ 6,092)                                                         6,044

 FOREIGN ISSUER BONDS - 1.9%
 Banks - 0.6%
    BBVA International Preferred S.A. Unipersonal,/(1) (2)/
        5.92%, 12/31/49 +                                        75        72
    Lloyds TSB Group PLC, /(1) (2)/
        6.27%, 12/31/49                                         205       200
    Shinsei Finance Cayman Ltd., /(1) (2)/
        6.42%, 1/29/49                                          145       144
                                                                       ------
                                                                          416
                                                                       ------
 Diversified Financial Services - 0.4%
    Credit Suisse Guernsey Ltd.,
        5.86%, 5/29/49                                           65        64
    MUFG Capital Finance 1 Ltd.,
        6.35%, 7/29/49 +                                        115       115
    SMFG Preferred Capital 1 Ltd., /(1) (2)/
        6.08%, 1/29/49                                           60        59
                                                                       ------
                                                                          238
                                                                       ------
 Insurance - 0.7%
    Allied World Assurance Holdings Ltd. of Bermuda,
        7.50%, 8/1/16 +                                         135       143
    Catlin Insurance Co. Ltd.,
        7.25%, 12/31/49                                          60        59
    XL Capital Ltd.,
        6.50%, 12/31/49                                         275       264
                                                                       ------
                                                                          466
                                                                       ------

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 87 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)

                                                                     PRINCIPAL
                                                                      AMOUNT     VALUE
                                                                      (000S)     (000S)
                                                                     ---------- -------
FOREIGN ISSUER BONDS - 1.9% - CONTINUED
Telecommunications - 0.2%
   Telefonos de Mexico S.A. de CV,
       4.75%, 1/27/10                                                $      140 $   138
                                                                                -------
Total Foreign Issuer Bonds
(Cost $ 1,270)                                                                    1,258

U.S. GOVERNMENT AGENCIES - 5.2%/(3)/
Fannie Mae - 0.7%
   Pool #840577,
       5.00%, 10/1/20                                                       464     452
                                                                                -------
Freddie Mac - 1.5%
       5.25%, 10/6/11                                                     1,000     993
                                                                                -------
Freddie Mac Gold - 3.0%
   Pool #A51296,
       6.00%, 8/1/36                                                      1,991   1,991
                                                                                -------
Total U.S. Government Agencies
(Cost $ 3,440)                                                                    3,436

U.S. GOVERNMENT OBLIGATIONS - 5.7%
U.S. Treasury Inflation Indexed Bonds - 1.2%
       3.00%, 7/15/12 +                                                     170     199
       2.38%, 1/15/17 +                                                     585     588
                                                                                -------
                                                                                    787
                                                                                -------
U.S. Treasury Notes - 4.5%
       3.88%, 7/31/07 +                                                   2,183   2,180
       4.50%, 4/30/12 +                                                     307     302
       4.50%, 5/15/17 +                                                     582     564
                                                                                -------
                                                                                  3,046
                                                                                -------
Total U.S. Government Obligations
(Cost $ 3,861)                                                                    3,833

                                                                      NUMBER     VALUE
                                                                     OF SHARES   (000S)
                                                                     ---------- -------
INVESTMENT COMPANY - 14.4%
   Northern Institutional Funds - Liquid Assets Portfolio /(4) (5)/   9,573,431   9,573
                                                                                -------
Total Investment Company
(Cost $ 9,573)                                                                    9,573

                                                                     PRINCIPAL
                                                                      AMOUNT     VALUE
                                                                      (000S)     (000S)
                                                                     ---------- -------
SHORT-TERM INVESTMENT - 3.0%
   Rabobank Nederland, Grand Cayman, Eurodollar Time Deposit,
       5.31%, 6/1/07                                                 $    2,006 $ 2,006
                                                                                -------
Total Short-Term Investment
(Cost $ 2,006)                                                                    2,006
Total Investments - 113.9%
(Cost $ 68,681)                                                                  75,795
   Liabilities less Other Assets - (13.9)%                                       (9,243)
                                                                                -------
NET ASSETS - 100.0%                                                             $66,552

--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security that has been deemed illiquid. At May 31, 2007, the value of these restricted illiquid securities amounted to approximately $959,000 or 1.4% of net assets. Additional information on each restricted illiquid security is as follows:

                                             ACQUISITION
                                                 AND
                                             ENFORCEABLE   ACQUISITION
         SECURI TY                              DATE       COST (000S)
         ---------                         --------------- -----------
         ANZ Capital Trust,
         4.48%, 1/29/49                        9/21/06     $       204
         BBVA International Preferred S.A.
         Unipersonal,
         5.92%, 12/31/49                       3/22/07              75
         Capmark Financial Group, Inc.,
         6.30%, 5/10/17                        5/3/07               45
         Lloyds TSB Group PLC,
         6.27%, 12/31/49                   11/6/06-1/26/07         203
         Shinsei Finance Cayman Ltd.,
         6.42%, 1/29/49                    2/16/06-2/17/06         145
         SMFG Preferred Capital 1 Ltd.,
         6.08%, 1/29/49                       12/13/06              60
         Swiss Re Capital I LP,
         6.85%, 5/29/49                        5/4/06               60
         Time Warner Cable, Inc.,
         5.85%, 5/1/17                         4/4/07               75
         USB Realty Corp.,
         6.09%, 12/22/49                       1/19/07             101
--------
(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)  Investment in affiliated Portfolio
(5) Investment relates to cash collateral received from portfolio securities loaned.
 *   Non-Income Producing Security
 +   Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 88 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

At May 31, 2007, the industry sectors for the Balanced Portfolio were:

                                                             % OF LONG-TERM
INDUSTRY SECTOR                                               INVESTMENTS
---------------                                             ---------------
Consumer Discretionary                                                  8.5%
Consumer Staples                                                        9.8
Energy                                                                  9.5
Financials                                                             18.7
Health Care                                                            15.1
Industrials                                                            12.7
Information Technology                                                 18.8
Materials                                                               3.5
Telecommunication Services                                              1.6
Utilities                                                               1.8
                                                            ---------------
Total                                                                 100.0%

At May 31, 2007, the credit quality distribution for the Balanced Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                             %
----------------------                                      ---------------
AAA                                                                    68.0%
AA                                                                      8.1
A                                                                       6.6
BBB                                                                    11.8
BB                                                                      2.4
B or lower                                                              3.1
                                                            ---------------
Total                                                                 100.0%
--------
*    Standard & Poor's Rating Services

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 89 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Growth, International Equity Index, Small Company Growth, Small Company Index, Mid Cap Growth, Focused Growth, Diversified Growth, Equity Index and Balanced Portfolios (collectively, the "Portfolios" or "Equity Portfolios") are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Equity Portfolios.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL"), each a subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the International Growth and Balanced Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

Each of the Equity Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2007, Class A, Class C and Class D shares were outstanding for certain Portfolios.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value ("NAV"). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately

            EQUITY PORTFOLIOS 90  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

the fair value of those securities as of the time the Portfolio's NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS - Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2007, the International Equity Index, Small Company Index and Equity Index Portfolios had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $198,000, $109,000 and $1,357,000, respectively.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolios record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES - Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-Issued securities at May 31, 2007, if any, are noted in each Portfolio's Schedule of Investments and Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 91  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

G) EXPENSES - Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios in proportion to each Portfolio's relative net assets.

H) REDEMPTION FEES - The International Growth and International Equity Index Portfolios charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Portfolios use a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Portfolios, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Portfolios. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Portfolios' prospectus.

Redemption fees for the six months ended May 31, 2007, were approximately $3,000 and $1,000 for the International Growth Portfolio and International Equity Index Portfolio, respectively. These amounts are included in ''Proceeds from Shares Sold'' in Note 8 -- Capital Share Transactions. The impact from redemption fees paid to both Funds were less than $0.001 per share.

I) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2007. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds - Liquid Assets Portfolio, one of the Trust's money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios' Statements of Assets and Liabilities. Each Portfolio's percentage of ownership in the Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. Income (net of fees) is disclosed as investment income in each Portfolio's Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2007, were as follows:

                                              CASH     NON-CASH
                                           COLLATERAL COLLATERAL   FEES
                                 VALUE OF   HELD ON    HELD ON   EARNED BY
                                SECURITIES BEHALF OF  BEHALF OF  NORTHERN
     Amounts in thousands         LOANED   PORTFOLIO  PORTFOLIO    TRUST
     ---------------------------------------------------------------------
     International Growth        $49,474    $50,940       $995      $32
     International Equity Index   28,470     28,711      1,056       11
     Small Company Growth          1,244      1,268          4       --
     Small Company Index          48,767     49,381        444       40
     Mid Cap Growth                1,935      1,667        309       --
     Focused Growth               11,108     11,344         --        8
     Diversified Growth            5,924      5,601        445        1
     Equity Index                 94,375     59,161     36,147       16
     Balanced                     10,318      9,573        965        4
     ---------------------------------------------------------------------

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2007. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio's net assets at May 31, 2007.

                                                             PERCENT OF
                                                             SECURITIES
                                                             LOANED WITH
                                                               RESPECT
       PORTFOLIO                     BROKER/DEALER          TO NET ASSETS
       ------------------------------------------------------------------
       Small Company Growth Bank of America Securities LLC       6.1%
                            Credit Suisse Securities LLC         6.4%
                            MS Securities Services, Inc.         8.5%
                            RBC Capital Markets Corporation      5.4%
       Small Company Index  Bank of America Securities LLC       9.1%
                            Goldman, Sachs & Co.                 6.8%
       Mid Cap Growth       MS Securities Services, Inc.         5.6%
       Diversified Growth   Goldman, Sachs & Co.                 5.8%
       ------------------------------------------------------------------

            EQUITY PORTFOLIOS 92  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


J) DISTRIBUTIONS TO SHAREHOLDERS - Distributions of dividends from net investment income, if any, are declared and paid as follows:

                      ------------------------------------
                      International Growth        Annually
                      International Equity Index  Annually
                      Small Company Growth        Annually
                      Small Company Index         Annually
                      Mid Cap Growth              Annually
                      Focused Growth              Annually
                      Diversified Growth          Annually
                      Equity Index               Quarterly
                      Balanced                   Quarterly
                      ------------------------------------

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

K) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

At November 30, 2006, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                               NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
          Amounts in thousands     2009         2010         2011
          -----------------------------------------------------------
          Small Company Growth   $11,052       $6,855         $ --
          Small Company Index         --       13,226       13,078
          Mid Cap Growth              --        3,838           --
          Focused Growth             121       36,803           --
          -----------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2006, the tax components of undistributed net investment income and realized gains were as follows:

                                              UNDISTRIBUTED
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth        $2,084     $6,372
               International Equity Index   4,744     11,173
               Small Company Index            676         --
               Mid Cap Growth                   6         --
               Focused Growth                 468         --
               Diversified Growth             449      2,788
               Equity Index                 1,072     36,107
               Balanced                       113      4,397
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2006, was as follows:

                                            DISTRIBUTIONS FROM
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth        $2,100       $ --
               International Equity Index   2,218      2,798
               Small Company Index            755         --
               Focused Growth                 431         --
               Diversified Growth             991      2,852
               Equity Index                13,201     28,099
               Balanced                     3,860      4,782
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2005, was as follows:

                                            DISTRIBUTIONS FROM
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth        $2,000       $ --
               International Equity Index   1,639         --
               Small Company Index            501         --
               Focused Growth               1,071         --
               Diversified Growth             327         --
               Equity Index                13,496      8,826
               Balanced                     2,546      1,093
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 93  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

-------------------------------------------
3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
-------------------------------------------
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2007, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2007, were as follows:

                                        ANNUAL     LESS  ADVISORY FEE
                                     ADVISORY FEE WAIVER AFTER WAIVER
          -----------------------------------------------------------
          International Growth           0.90%     0.10%     0.80%
          International Equity Index     0.25        --      0.25
          Small Company Growth           0.95      0.15      0.80
          Small Company Index            0.20        --      0.20
          Mid Cap Growth                 0.90      0.10      0.80
          Focused Growth                 0.85      0.10      0.75
          Diversified Growth             0.75      0.10      0.65
          Equity Index                   0.10        --      0.10
          Balanced                       0.60      0.10      0.50
          -----------------------------------------------------------

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2007, were as follows:

               Amounts in thousands       CLASS A CLASS C CLASS D
               --------------------------------------------------
               International Growth         $12    $ --    $ --
               International Equity Index     7      --      --
               Small Company Index            5      --      --
               Focused Growth                 5      --      --
               Diversified Growth             3      --      --
               Equity Index                  37      13       4
               Balanced                       5       3      --
               --------------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

------------------------------------------
4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
------------------------------------------
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10 percent (0.15 percent in the case of the International Growth and International Equity Index Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIL for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of a Portfolio's average daily net assets (0.25 percent for the International Growth and International Equity Index Portfolios), NTI as co-administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement. In addition, NTI as co-administrator has voluntarily agreed to reimburse an additional 0.10 percent of the International Equity Index Portfolio's Other Operating Expenses.

The expenses reimbursed during the six months ended May 31, 2007, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios, although the Trust's secretary also serves as legal counsel to the Trust and the Independent Trustees and receives legal fees for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Trustee fees" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan.

            EQUITY PORTFOLIOS 94  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)



5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2007, were as follows:

                      Amounts in thousands CLASS C CLASS D
                      ------------------------------------
                      International Growth  $ --     $1
                      Diversified Growth      --      1
                      Equity Index            20      6
                      Balanced                 4     --
                      ------------------------------------

6   INVESTMENT TRANSACTIONS
For the six months ended May 31, 2007, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

                                       PURCHASES            SALES
                                   ------------------ ------------------
                                      U.S.               U.S.
        Amounts in thousands       GOVERNMENT  OTHER  GOVERNMENT  OTHER
        ----------------------------------------------------------------
        International Growth           $ --   $96,094     $ --   $98,183
        International Equity Index       --    72,307       --    37,719
        Small Company Growth             --     1,386       --     1,734
        Small Company Index              --     1,676       --    13,989
        Mid Cap Growth                   --     6,124       --     7,468
        Focused Growth                   --    50,383       --    58,974
        Diversified Growth               --    30,632       --    25,077
        Equity Index                     --   145,481       --   107,700
        Balanced                     24,949    48,199   35,339   104,075
        ----------------------------------------------------------------

At May 31, 2007, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                                    COST
                           UNREALIZED   UNREALIZED      NET       BASIS OF
     Amounts in thousands APPRECIATION DEPRECIATION APPRECIATION SECURITIES
     ----------------------------------------------------------------------
     International Growth   $41,456        $(629)     $40,827     $243,345
     International Equity
      Index                  29,697       (1,071)      28,626      179,259
     Small Company Growth       461          (22)         439        3,350
     Small Company Index     24,823       (3,793)      21,030      125,814
     Mid Cap Growth             680          (37)         643        6,922
     Focused Growth          14,528         (364)      14,164       90,866
     Diversified Growth       7,441         (132)       7,309       51,500
     Equity Index           250,635       (5,423)     245,212      675,390
     Balanced                 7,507         (393)       7,114       68,681
     ----------------------------------------------------------------------

7   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2007, the International Growth Portfolio had an outstanding loan of $1,500,000. This amount is included in "Accrued other liabilities" on the Portfolio's Statement of Assets and Liabilities. The effective interest rate for the outstanding loan was 5.83 percent.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

                                               DOLLAR
                    Amounts in thousands       AMOUNT RATE
                    ---------------------------------------
                    International Growth        $800  5.89%
                    International Equity Index   840  5.90%
                    Mid Cap Growth               210  5.86%
                    Focused Growth               960  5.92%
                    Diversified Growth         1,240  5.88%
                    ---------------------------------------

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 95  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

------------------------------
8   CAPITAL SHARE TRANSACTIONS
------------------------------
Transactions in Class A shares for the six months ended May 31, 2007, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
International Growth        2,548   $33,845        637       $8,153     (2,750)  $(37,235)      435       $4,763
International Equity Index  5,278    75,720      1,086       15,032     (2,927)   (43,258)    3,437       47,494
Small Company Growth           15       164         --           --        (43)      (477)      (28)        (313)
Small Company Index           447     7,975         34          584     (1,147)   (20,303)     (666)     (11,744)
Mid Cap Growth                 20       253         --            8       (146)    (1,901)     (126)      (1,640)
Focused Growth                234     3,219         35          466       (958)   (13,029)     (689)      (9,344)
Diversified Growth          1,783    13,950        413        3,152     (1,036)    (7,979)    1,160        9,123
Equity Index               10,459   176,892      2,257       37,716     (8,522)  (144,063)    4,194       70,545
Balanced                      818    10,151        449        5,552     (6,426)   (79,621)   (5,159)     (63,918)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2006, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
International Growth        3,046   $35,794        113       $1,213     (3,246)  $(37,220)      (87)       $(213)
International Equity Index  5,997    84,687        363        4,616     (7,302)   (99,572)     (942)     (10,269)
Small Company Growth           76       778         --           --       (624)    (6,405)     (548)      (5,627)
Small Company Index         2,803    47,344         31          470     (1,841)   (29,282)      993       18,532
Mid Cap Growth                 90     1,075         --           --     (1,023)   (12,422)     (933)     (11,347)
Focused Growth                929    11,714         21          259     (5,938)   (74,239)   (4,988)     (62,266)
Diversified Growth          1,584    12,107        489        3,694     (1,417)   (10,852)      656        4,949
Equity Index               12,545   200,163      2,397       37,454    (19,701)  (315,967)   (4,759)     (78,350)
Balanced                    1,310    15,996        558        6,790     (2,250)   (27,432)     (382)      (4,646)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2007, were as follows:

                                                                                                    NET
                             PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS     NET      INCREASE
                     SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES INCREASE   (DECREASE)
Amounts in thousands  SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES IN NET ASSETS
------------------------------------------------------------------------------------------------------------
   Focused Growth       3        $39        --          $ --         (1)     $(17)       2          $22
   Equity Index       104      1,733        84         1,395       (186)    (3,116)      2           12
   Balanced            52        641        17           211        (27)      (344)     42          508
------------------------------------------------------------------------------------------------------------

Transactions in Class C shares for the fiscal year ended November 30, 2006, were as follows:

                             PROCEEDS   SHARES FROM REINVESTMENT            PAYMENTS         NET         NET
                     SHARES    FROM     REINVESTED       OF       SHARES   FOR SHARES     DECREASE    DECREASE
Amounts in thousands  SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED   REDEEMED      IN SHARES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   Mid Cap Growth      99     $1,149        --          $ --       (561)         $(6,397)   (462)           $(5,248)
   Focused Growth       5         62        --            --       (634)    (7,826)         (629)      (7,764)
   Equity Index       190      3,060        77         1,195       (280)    (4,424)          (13)        (169)
   Balanced            54        657        23           282        (94)    (1,153)          (17)        (214)
--------------------------------------------------------------------------------------------------------------------

            EQUITY PORTFOLIOS 96  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


Transactions in Class D shares for the six months ended May 31, 2007, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
International Growth          8      $108          1           $5         (7)      $(94)        2          $19
International Equity Index    2        35          1           12         --         (4)        3           43
Small Company Growth         --        --         --           --         (1)        (9)       (1)          (9)
Small Company Index          --         1         --           --         (3)       (51)       (3)         (50)
Mid Cap Growth               --        --         --           --         (1)       (11)       (1)         (11)
Focused Growth               --         5         --           --         (1)       (13)       (1)          (8)
Diversified Growth           59       440          2           15        (16)      (117)       45          338
Equity Index                  5        81         13          216        (22)      (371)       (4)         (74)
Balanced                      1        10         --            8         (6)       (77)       (5)         (59)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2006, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
International Growth          4       $43         --           $1          (8)      $(89)       (4)        $(45)
International Equity Index   --         1         --            3          --         --        --            4
Small Company Growth         --        --         --           --          --         (5)       --           (5)
Small Company Index           2        25         --            1         (13)      (198)      (11)        (172)
Mid Cap Growth                1        20         --           --         (11)      (133)      (10)        (113)
Focused Growth                2        22         --           --         (11)      (127)       (9)        (105)
Diversified Growth           12        88          2           14          (6)       (42)        8           60
Equity Index                 51       799         25          386        (462)    (7,246)     (386)      (6,061)
Balanced                      2        30          1           12          (3)       (39)       --            3
-------------------------------------------------------------------------------------------------------------------

9   NEW ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes".
This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date.

Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculation as late as the Portfolio's last NAV calculation in the first semiannual financial statement reporting period. As a result, the Portfolios will incorporate FIN 48 in their semiannual report on May 31, 2008.

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoptions of FIN 48 and SFAS 157 will have on the Portfolios' financial statements and financial disclosures, if any.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 97  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Growth and International Equity Index Portfolios; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2006, through May 31, 2007.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/06 - 5/31/07" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 92), if any, in the International Growth and International Equity Index Portfolios. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

International Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           CLASS A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        1.06%  $1,000.00 $1,147.20       $5.67
           Hypothetical  1.06%  $1,000.00 $1,019.65       $5.34**
           ----------------------------------------------------------

           CLASS D
           ----------------------------------------------------------
           Actual        1.45%  $1,000.00 $1,144.40       $7.75
           Hypothetical  1.45%  $1,000.00 $1,017.70       $7.29**
           ----------------------------------------------------------

International Equity Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           CLASS A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.41%  $1,000.00 $1,140.00       $2.19
           Hypothetical  0.41%  $1,000.00 $1,022.89       $2.07**
           ----------------------------------------------------------

           CLASS D
           ----------------------------------------------------------
           Actual        0.80%  $1,000.00 $1,137.30       $4.26
           Hypothetical  0.80%  $1,000.00 $1,020.94       $4.03**
           ----------------------------------------------------------

Small Company Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           CLASS A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.91%  $1,000.00 $1,127.40       $4.83
           Hypothetical  0.91%  $1,000.00 $1,020.39       $4.58**
           ----------------------------------------------------------

           CLASS D
           ----------------------------------------------------------
           Actual        1.30%  $1,000.00 $1,126.00       $6.89
           Hypothetical  1.30%  $1,000.00 $1,018.45       $6.54**
           ----------------------------------------------------------

Small Company Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE        PAID*
           CLASS A       RATIO   12/1/06   5/31/07  12/1/06 -5/31/07
           ---------------------------------------------------------
           Actual        0.31%  $1,000.00 $1,083.90      $1.61
           Hypothetical  0.31%  $1,000.00 $1,023.39      $1.56**
           ---------------------------------------------------------

           CLASS D
           ---------------------------------------------------------
           Actual        0.70%  $1,000.00 $1,081.90      $3.63
           Hypothetical  0.70%  $1,000.00 $1,021.44      $3.53**
           ---------------------------------------------------------

            EQUITY PORTFOLIOS 98  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)


Mid Cap Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE        PAID*
           CLASS A       RATIO   12/1/06   5/31/07  12/1/06 -5/31/07
           ---------------------------------------------------------
           Actual        0.92%  $1,000.00 $1,149.40      $4.93
           Hypothetical  0.92%  $1,000.00 $1,020.34      $4.63**
           ---------------------------------------------------------

           CLASS C
           ---------------------------------------------------------
           Actual        1.16%  $1,000.00 $1,147.50      $6.21
           Hypothetical  1.16%  $1,000.00 $1,019.15      $5.84**
           ---------------------------------------------------------

           CLASS D
           ---------------------------------------------------------
           Actual        1.31%  $1,000.00 $1,146.30      $7.01
           Hypothetical  1.31%  $1,000.00 $1,018.40      $6.59**
           ---------------------------------------------------------

Focused Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           CLASS A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.86%  $1,000.00 $1,095.80       $4.49
           Hypothetical  0.86%  $1,000.00 $1,020.64       $4.33**
           ----------------------------------------------------------

           CLASS C
           ----------------------------------------------------------
           Actual        1.10%  $1,000.00 $1,094.30       $5.74
           Hypothetical  1.10%  $1,000.00 $1,019.45       $5.54**
           ----------------------------------------------------------

           CLASS D
           ----------------------------------------------------------
           Actual        1.25%  $1,000.00 $1,094.00       $6.53
           Hypothetical  1.25%  $1,000.00 $1,018.70       $6.29**
           ----------------------------------------------------------

Diversified Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           CLASS A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.76%  $1,000.00 $1,103.60       $3.99
           Hypothetical  0.76%  $1,000.00 $1,021.14       $3.83**
           ----------------------------------------------------------

           CLASS D
           ----------------------------------------------------------
           Actual        1.15%  $1,000.00 $1,101.30       $6.02
           Hypothetical  1.15%  $1,000.00 $1,019.20       $5.79**
           ----------------------------------------------------------

Equity Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           CLASS A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.21%  $1,000.00 $1,102.30       $1.10
           Hypothetical  0.21%  $1,000.00 $1,023.88       $1.06**
           ----------------------------------------------------------

           CLASS C
           ----------------------------------------------------------
           Actual        0.45%  $1,000.00 $1,100.90       $2.36
           Hypothetical  0.45%  $1,000.00 $1,022.69       $2.27**
           ----------------------------------------------------------

           CLASS D
           ----------------------------------------------------------
           Actual        0.60%  $1,000.00 $1,100.20       $3.14
           Hypothetical  0.60%  $1,000.00 $1,021.94       $3.02**
           ----------------------------------------------------------

Balanced

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           CLASS A       RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
           ----------------------------------------------------------
           Actual        0.61%  $1,000.00 $1,073.50       $3.15
           Hypothetical  0.61%  $1,000.00 $1,021.89       $3.07**
           ----------------------------------------------------------

           CLASS C
           ----------------------------------------------------------
           Actual        0.85%  $1,000.00 $1,072.20       $4.39
           Hypothetical  0.85%  $1,000.00 $1,020.69       $4.28**
           ----------------------------------------------------------

           CLASS D
           ----------------------------------------------------------
           Actual        1.00%  $1,000.00 $1,071.10       $5.16
           Hypothetical  1.00%  $1,000.00 $1,019.95       $5.04**
           ----------------------------------------------------------

* Expenses are calculated using the Portfolios' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
** Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 99  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

TRUSTEES AND OFFICERS

  APPROVAL OF ADVISORY AGREEMENT
The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the investment portfolios covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolios with Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL" and, together with NTI, the "Investment Advisers").

The Advisory Agreement was most recently re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract renewal meeting held on February 15, 2007 (the "Annual Contract Meeting").

At a meeting held on November 3, 2006 (the "November Meeting"), in preparation for the Trustees' considerations at the Annual Contract Meeting, the Trustees reviewed information on the following topics for all of the Portfolios: the Investment Advisers' profitability; the qualifications of the Investment Advisers and their affiliates to provide services to the Portfolios; and policies adopted by the Investment Advisers regarding brokerage, trade allocations and other matters.

In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Advisers' oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Advisers present.

In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers, their services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Advisers' investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and
(iv) expenses borne by the Portfolios.

Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to:
(i) the terms of the Advisory Agreement; (ii) the Portfolios' investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Advisers to the Investment Advisers' institutional accounts; (v) the scope and depth of the Investment Advisers' resources; (vi) the Investment Advisers' staffing for the Portfolios and the experience of the portfolio managers; (vii) the Investment Advisers' financial resources and their ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolios to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Advisers and their affiliates from their relationships with the Portfolios; and (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Advisers' willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

In connection with their approvals of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Advisers and their affiliates. These services include services as the Portfolios' custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios' shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Advisers were both able

            EQUITY PORTFOLIOS 100 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2007 (UNAUDITED)

to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and were able to provide quality services to the Portfolios. The Trustees also discussed the Investment Advisers' continued commitments to address the regulatory compliance requirements that were applicable to the Portfolios and the continued involvement of internal audit in reviewing operations related to the Portfolios. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust's Chief Compliance Officer throughout the year. Finally, the Trustees considered the Investment Advisers' responsiveness to their requests for information, including, but not limited to, in connection with the in-depth performance reports discussed below.

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other SEC-registered funds and to rankings and ratings issued by third parties. For Portfolios that had been in existence for the applicable periods, information on the Portfolios' investment performance was provided for one, two, three, four, five and ten years. In addition, the Trustees reviewed information prepared by a third party analyzing the risk-adjusted returns of the Portfolios. The Trustees also reviewed each Portfolio's excess returns, if applicable, versus targeted returns. The Trustees also considered the Portfolios' investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Advisers' investment approach for the Portfolios and the changes made throughout the year to investment personnel to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Portfolios requested by the Trustees and provided by the Investment Advisers had assisted them in evaluating performance issues and that these reviews had also resulted in improved performance in most of the Portfolios that were subject to the reviews.

Based on the information provided, the Trustees believed that the various Index Portfolios were tracking their respective benchmarks. The Trustees also considered that most of the other Equity Portfolios had outperformed or were competitive with their benchmarks and peers for various time periods. In particular, the Trustees believed that the performance of the International Growth Portfolio, Small Company Growth Portfolio and Focused Growth Portfolio had been comparatively stronger versus their peers and benchmarks during the recent period. The performance results of the Diversified Growth Portfolio, Balanced Portfolio and Mid Cap Growth Portfolio had lagged their mutual fund peer groups and benchmarks. However, the Trustees concluded that Northern was addressing the investment performance of these Portfolios through the retention of new investment personnel and changes in the investment processes and discipline used for these Portfolios. The Board concluded that the Investment Advisers' performance record and their continuing efforts to provide favorable performance results indicated that their continued management would benefit the Portfolios and their shareholders.

The Trustees also considered the Portfolios' contractual advisory fee rates; the Portfolios' total operating expense ratios; the Investment Advisers' voluntary fee waivers with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Advisers and their affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. In this regard, the Trustees considered the Investment Advisers' view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios' advisory fees are set and through the Investment Advisers' voluntary expense caps for the Portfolios. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Advisers (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual advisory fee rates for certain of the Portfolios that were approved in prior years.

Information on the services rendered by the Investment Advisers to the Portfolios, the reduced fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios' total operating expense ratios were compared to similar information for other mutual Portfolios advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios' fee rates and total operating

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 101 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

                                                       MAY 31, 2007 (UNAUDITED)

expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them, and on the brokerage and research services received by the Investment Advisers in connection with the placement of brokerage transactions for the Portfolios. In addition, the Trustees noted the Investment Advisers' voluntary undertaking to limit the Portfolios' total expense ratios to specified levels.

After deliberation, the Trustees concluded at the Annual Contract Meeting that the advisory fees paid by Portfolios were reasonable in light of the services provided by the Investment Advisers, their actual or projected costs and the Portfolios' current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

            EQUITY PORTFOLIOS 102 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS


                      THIS PAGE INTENTIONALLY LEFT BLANK

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 103 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  Northern Institutional Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

            EQUITY PORTFOLIOS 104 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio's investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

   NOT FDIC INSURED

   May lose value/No bank guarantee

STATEMENT OF ASSETS AND LIABILITIES                                          2

STATEMENT OF OPERATIONS                                                      3

STATEMENT OF CHANGES IN NET ASSETS                                           4

FINANCIAL HIGHLIGHTS                                                         5

SCHEDULE OF INVESTMENTS                                                      6

ABBREVIATIONS AND OTHER INFORMATION                                         12

NOTES TO THE FINANCIAL STATEMENTS                                           13

FUND EXPENSES                                                               16

TRUSTEES AND OFFICERS                                                       17

    APPROVAL OF ADVISORY AGREEMENT                                          17

FOR MORE INFORMATION                                                        19


       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                   MAY 31, 2007 (UNAUDITED)



                                                                      LIQUID
Amounts in thousands,                                                 ASSETS
except per share data                                                PORTFOLIO
---------------------                                                ----------
ASSETS:
Investments, at amortized cost                                       $2,111,789
Repurchase agreements, at cost which approximates fair value            681,092
Interest income receivable                                               14,637
Receivable for securities sold                                              200
Receivable for fund shares sold                                           1,520
Receivable from affiliated administrator                                     16
Prepaid and other assets                                                      5
Total Assets                                                          2,809,259
                                                                     ----------
LIABILITIES:
Cash overdraft                                                            1,434
Payable for securities purchased                                         69,999
Distributions payable to shareholders                                    11,757
Payable to affiliates:
   Co-administration fees                                                   223
   Trustee fees                                                              10
Accrued other liabilities                                                    23
Total Liabilities                                                        83,446
                                                                     ----------
Net Assets                                                           $2,725,813
                                                                     ----------
ANALYSIS OF NET ASSETS:
Capital stock                                                        $2,725,813
Accumulated undistributed net investment income                              --
Accumulated net realized gain                                                --
Net Assets                                                           $2,725,813
                                                                     ----------
Total Shares Outstanding (no par value, unlimited shares authorized)  2,725,813

Net Asset Value, Redemption and Offering Price Per Share             $     1.00
                                                                     ----------


See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 2 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS              SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)



                                                                       LIQUID
                                                                       ASSETS
Amounts in thousands                                                  PORTFOLIO
--------------------                                                  ---------
INVESTMENT INCOME:
Interest income                                                        $67,443

EXPENSES:
Investment advisory fees                                                 3,143
Co-administration fees                                                   1,257
Custody and accounting fees                                                152
Transfer agent fees                                                          1
Printing fees                                                                5
Professional fees                                                           31
Trustee fees and expenses                                                   27
Other                                                                       50
                                                                       -------
Total Expenses:                                                          4,666
   Less voluntary waivers of:
       Investment advisory fees                                         (3,143)
       Custody fees                                                       (108)
       Transfer agent fees                                                  (1)
   Less expenses reimbursed by administrator                              (112)
   Less custodian credits                                                  (44)
   Net Expenses                                                          1,258
                                                                       -------
Net Investment Income                                                   66,185
                                                                       -------
NET REALIZED GAIN:
Net realized gain on investments                                            --
   Net Realized Gain on Investments                                         --
                                                                       -------
Net Increase in Net Assets Resulting from Operations                   $66,185
                                                                       -------


See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS   SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                        OR FISCAL YEAR ENDED NOVEMBER 30, 2006



                                                            LIQUID ASSETS
                                                              PORTFOLIO
                                                       ----------------------
Amounts in thousands                                      2007        2006
--------------------                                   ----------  ----------
OPERATIONS:
Net investment income                                  $   66,185  $  120,108
Net realized gain on investment transactions                   --           8
   Net Increase in Net Assets Resulting from
     Operations                                            66,185     120,116
                                                       ----------  ----------
CAPITAL SHARE TRANSACTIONS: /(1)/
Net increase in net assets resulting from capital
  share transactions                                      298,534     122,117
   Net Increase in Net Assets Resulting from Capital
     Share Transactions                                   298,534     122,117
                                                       ----------  ----------
DISTRIBUTIONS PAID:
From net investment income                                (66,185)   (120,118)
   Total Distributions Paid                               (66,185)   (120,118)
                                                       ----------  ----------
Total Increase in Net Assets                              298,534     122,115

NET ASSETS:
Beginning of period                                     2,427,279   2,305,164
End of period                                          $2,725,813  $2,427,279
                                                       ----------  ----------
Accumulated Undistributed Net Investment Income        $       --  $       --
                                                       ----------  ----------
--------
(1) The number of shares approximates the dollar amount of transactions.


See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 4 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS                 SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
                                             OR FISCAL YEAR ENDED NOVEMBER 30,



                                                                    LIQUID ASSETS PORTFOLIO
                                             --------------------------------------------------------------------
Selected per share data                         2007        2006        2005        2004        2003       2002
-----------------------                      ----------  ----------  ----------  ----------  ----------  --------
Net Asset Value, Beginning of Period         $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.03        0.05        0.03        0.01        0.01      0.02
   Total from Investment Operations                0.03        0.05        0.03        0.01        0.01      0.02
                                             ----------  ----------  ----------  ----------  ----------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.03)      (0.05)      (0.03)      (0.01)      (0.01)    (0.02)
       Total Distributions Paid                   (0.03)      (0.05)      (0.03)      (0.01)      (0.01)    (0.02)
                                             ----------  ----------  ----------  ----------  ----------  --------
Net Asset Value, End of Period               $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $   1.00
                                             ----------  ----------  ----------  ----------  ----------  --------
Total Return /(1)/                                 2.65%       4.95%       3.07%       1.24%       1.16%     1.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $2,725,813  $2,427,279  $2,305,164  $2,066,719  $1,301,935  $770,966
Ratio to average net assets of: /(2)/
   Expenses, net of waivers,
     reimbursements and credits                    0.10%       0.10%       0.10%       0.10%       0.10%     0.10%
   Expenses, before waivers,
     reimbursements and credits                    0.37%       0.37%       0.37%       0.37%       0.37%     0.38%
   Net investment income, net of
     waivers, reimbursements and credits           5.26%       4.88%       3.04%       1.26%       1.13%     1.93%
   Net investment income, before
     waivers, reimbursements and credits           4.99%       4.61%       2.77%       0.99%       0.86%     1.65%

--------
(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

LIQUID ASSETS PORTFOLIO

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      ASSET-BACKED NOTES - 11.3%
      Auto Receivables - 0.5%
        AmeriCredit Automobile Receivables Trust,
         Series 2007-BF, Class A1,
         5.32%, 5/6/08                                     $4,535  $4,535
        Capital One Auto Finance Trust, Series 2007-A,
         Class A1,
         5.32%, 2/15/08                                     5,972   5,972
        Ford Credit Auto Owner Trust, Series 2006-C,
         Class A1, /(1)/
         5.36%, 12/15/07                                    3,501   3,501
      ------------------------------------------------  --------- -------
                                                                   14,008
      ------------------------------------------------  --------- -------
      Collateralized Loan Obligations - 7.0%
        Carlyle Capital Investment Ltd., FRN,
         Series 2007-2A, Class Note, /(1) (2)/
         5.42%, 8/8/07                                     40,000  40,000
        Shiprock Finance SF1, FRN, Series 2007-2A,
         Class A, /(1)/
         5.43%, 7/25/07                                    50,000  50,000
        Zais Levered Loan Fund Ltd., FRN,/
         /Series 2006-1A, Class 3, /(1)/
         5.43%, 6/1/07                                     50,000  50,000
        Zais Levered Loan Fund Ltd., FRN,
         Series 2007-7A, Class 7, /(1)/
         5.43%, 6/1/07                                     50,000  50,000
      ------------------------------------------------  --------- -------
                                                                  190,000
      ------------------------------------------------  --------- -------
      International Receivables - 3.7%
        Arkle Master Issuer PLC, FRN, Series 2007-1A,
         Class 1A,
         5.30%, 6/18/07                                    10,000  10,000
        Granite Master Issuer PLC, FRN, Series 2006-3,
         Class A4,
         5.30%, 6/20/07                                    10,000  10,000
        Holmes Financing PLC, FRN, Series 10A,
         Class 1A, /(1)/
         5.29%, 6/15/07                                     7,000   7,000
        Holmes Master Issuer PLC, FRN, Series 2006-1A,
         Class 1A, /(1)/
         5.30%, 6/15/07                                    10,000  10,000
        Holmes Master Issuer PLC, FRN, Series 2007-1,
         Class 1A1,
         5.30%, 6/15/07                                     7,000   7,000

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       ASSET-BACKED NOTES - 11.3% - CONTINUED
       International Receivables - 3.7% - (continued)
         Interstar Millennium Trust, FRN,
          Series 2006-2GA, Class A1, /(1)/
          5.32%, 6/27/07                                  $12,971 $12,971
         Paragon Mortgages PLC, FRN, Series 12A,
          Class A1, /(1)/
          5.31%, 6/15/07                                    9,409   9,409
         Paragon Mortgages PLC, FRN, Series 13A,
          Class A1, /(1)/
          5.31%, 6/15/07                                    4,807   4,807
         Paragon Mortgages PLC, FRN, Series 14A,
          Class A1, /(1)/
          5.32%, 6/15/07                                   10,000  10,000
         Permanent Master Issuer PLC, FRN,
          Series 2006-1, Class 1A,
          5.30%, 6/15/07                                   10,000  10,000
         Westpac Securization Trust, FRN,
          Series 2007-1G, Class A1, /(1)/
          5.33%, 8/21/07                                   10,000  10,000
       -----------------------------------------------  --------- -------
                                                                  101,187
       -----------------------------------------------  --------- -------
       Other Receivables - 0.1%
         CNH Equipment Trust, Series 2006-B, Class A1,
          5.39%, 10/5/07                                    2,351   2,351
       -----------------------------------------------  --------- -------
       Total Asset-Backed Notes (Cost $307,546)                   307,546

       CERTIFICATES OF DEPOSIT - 20.2%
       Domestic Depository Institutions - 1.8%
         American Express Centurion Bank,
          5.34%, 6/19/07                                    5,000   5,000
         Comerica Bank, FRCD,
          5.30%, 6/25/07                                   15,000  15,000
         Washington Mutual Bank, FA, Stockton,
          California,
          5.75%, 7/5/07                                     5,000   5,001
         Washington Mutual Bank, FRCD,
          5.34%, 6/22/07                                   10,000  10,000
          5.34%, 9/17/07                                   15,000  15,000
       -----------------------------------------------  --------- -------
                                                                   50,001
       -----------------------------------------------  --------- -------
       Foreign Depository Institutions - 18.4%
         ABN AMRO Bank N.V., Chicago Branch,
          5.35%, 1/16/08                                    5,000   5,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 6   LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

LIQUID ASSETS PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
        CERTIFICATES OF DEPOSIT - 20.2% - CONTINUED
        Foreign Depository Institutions - 18.4% - (continued)
          ABN AMRO, London Branch,
           5.32%, 5/27/08                                  $5,000 $5,000
          Banco Bilbao Vizcaya Argentaria,
           5.30%, 8/13/07                                  10,000 10,000
          Bank of Montreal Chicago,
           5.39%, 6/1/07, FRCD                             20,000 20,000
           5.30%, 7/27/07                                  10,000 10,000
          Bank of Nova Scotia, FRCD,
           5.27%, 6/29/07                                  10,000  9,999
          Barclays Bank, New York Branch,
           5.35%, 4/14/08                                  10,000 10,000
           5.36%, 4/16/08                                  10,000 10,000
           5.30%, 5/22/08                                  10,000 10,000
          BNP Paribas, London Branch,
           5.26%, 9/17/07                                  10,000 10,000
           5.31%, 2/22/08                                  10,000 10,000
          CALYON, New York Branch, FRCD,
           5.33%, 6/1/07                                   15,000 15,000
           5.37%, 6/1/07                                   15,000 14,998
          Canadian Imperial Bank of Commerce, New York
           Branch,
           5.39%, 6/1/07, FRCD                             25,000 25,000
           5.35%, 7/17/07                                  10,000 10,000
          Credit Agricole, London Branch,
           5.35%, 6/22/07                                   4,000  4,000
           5.30%, 7/10/07                                   5,000  5,000
           5.30%, 2/7/08                                    7,000  7,000
          Credit Suisse First Boston, New York Branch,
           5.30%, 1/14/08                                   5,000  5,000
           5.33%, 1/16/08                                   5,000  5,000
          Credit Suisse, New York Branch,
           5.36%, 4/10/08                                  10,000 10,000
          Depfa Bank PLC, New York Branch,
           5.31%, 7/31/07                                  10,000 10,000
          Deutsche Bank, London Branch,
           5.34%, 6/1/07, FRCD                             15,000 15,000
           5.41%, 6/1/07, FRCD                              8,000  8,000
           5.36%, 10/19/07                                  5,000  5,000
          Deutsche Bank, New York Branch,
           5.25%, 10/3/07                                  10,000  9,998
          Fortis Bank, New York Branch,
           5.32%, 6/25/07                                  10,000 10,000

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      CERTIFICATES OF DEPOSIT - 20.2% - CONTINUED
      Foreign Depository Institutions - 18.4% - (continued)
        HBOS Treasury Services, London Branch,
         5.65%, 6/26/07                                     $7,000  $7,000
         5.41%, 9/20/07                                      8,000   8,000
        HBOS Treasury Services, New York Branch,
         5.35%, 6/4/08                                      10,000  10,000
        Lloyds Bank, New York Branch,
         5.30%, 10/9/07                                      5,000   5,000
         5.30%, 2/22/08                                      5,000   5,000
        Monte Dei Paschi di Siena, London Branch,
         5.31%, 7/23/07                                     10,000  10,000
        National Bank of Canada, New York Branch, FRCD,
         5.29%, 6/4/07                                      10,000   9,998
        Nordea Bank Finland, New York Branch,
         5.26%, 4/11/08                                     10,000   9,999
         5.29%, 5/22/08                                     10,000   9,999
        Royal Bank of Canada, New York Branch,
         5.37%, 10/25/07                                    10,000  10,000
        Royal Bank of Scotland, New York Branch,
         5.26%, 6/7/07, FRCD                                 5,000   4,999
         5.28%, 1/11/08                                      5,000   5,000
         5.29%, 2/11/08                                      5,000   5,000
        Skandinaviska Enskilda Banken,
         5.31%, 6/1/07, FRCD                                15,000  15,000
         5.31%, 11/7/07                                     10,000  10,000
        Societe Generale, London Branch,
         5.36%, 7/17/07                                      5,000   5,000
         5.26%, 9/17/07                                      8,000   8,000
         5.32%, 10/2/07                                      5,000   5,000
         5.30%, 1/3/08                                       5,000   5,000
        Societe Generale, New York Branch, FRCD,
         5.39%, 6/1/07                                      20,000  20,001
        Toronto Dominion Bank, New York Branch,
         5.41%, 6/4/07                                       5,000   5,000
         5.54%, 6/18/07                                      3,000   3,000
         5.71%, 7/9/07                                      10,000  10,000
        UBS AG, Stamford Branch,
         5.30%, 7/2/07                                      10,000  10,000
         5.30%, 8/7/07                                      15,000  15,000
         5.25%, 4/10/08                                      5,000   5,000
        Unicredito Italiano, London Branch,
         5.31%, 7/9/07                                       5,000   5,000
         5.33%, 7/10/07                                     10,000  10,000
      -------------------------------------------------  --------- -------
                                                                   499,991
      -------------------------------------------------  --------- -------
      Total Certificates of Deposit (Cost $549,992)                549,992

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7   LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

LIQUID ASSETS PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        COMMERCIAL PAPER - 19.2%
        Auto Receivables - 2.3%
          FCAR1 Owner Trust,
           5.21%, 7/23/07                                 $7,000 $6,947
          Ford Credit Floorplan Master Owner Trust A,
           Motown Funding LLC, Series 2002, /(1)/
           5.30%, 6/13/07                                 12,000 11,979
           5.30%, 6/15/07                                 10,000  9,979
           5.29%, 6/20/07                                 10,000  9,972
           5.29%, 6/26/07                                 15,000 14,945
          New Center Asset Trust - Plus Program,
           5.25%, 6/22/07                                 10,000  9,970
        ---------------------------------------------  --------- ------
                                                                 63,792
        ---------------------------------------------  --------- ------
        Bank Holding Companies - 0.7%
          Citigroup Funding, Inc.,
           5.29%, 6/11/07                                 10,000  9,985
           5.24%, 7/23/07                                 10,000  9,924
        ---------------------------------------------  --------- ------
                                                                 19,909
        ---------------------------------------------  --------- ------
        Collateralized Loan Obligation - 0.6%
          Simba Funding Corp.,
           5.25%, 8/28/07                                 15,000 14,808
        ---------------------------------------------  --------- ------
        Credit Card Master Trust - 0.6%
          Citibank Credit Card Master Trust,
           Dakota Certificates,
           5.26%, 7/27/07                                 15,000 14,877
        ---------------------------------------------  --------- ------
        Multi-Seller Conduits - 8.6%
          Alpine Securitization,
           5.24%, 7/24/07                                 10,000  9,923
          Amstel Funding Corp.,
           5.20%, 6/20/07                                  5,000  4,986
          Atlantic Asset Securitization Corp., /(1)/
           5.28%, 7/3/07                                  15,000 14,930
          Cedar Springs Capital Co.,
           5.25%, 7/23/07                                 10,000  9,924
          Concord Minuteman Capital Co., /(1)/
           5.28%, 6/12/07                                 15,000 14,976
           5.28%, 6/14/07                                 10,000  9,981
           5.25%, 7/13/07                                 15,000 14,908
           5.22%, 7/18/07                                 15,000 14,898
          Crown Point Capital Co., FRCP, /(1)/
           5.29%, 6/8/07                                  10,000 10,000
          Gotham Funding Corp., /(1)/
           5.28%, 6/5/07                                  10,000  9,994
          Kitty Hawk Funding Corp.,
           5.25%, 6/25/07                                 10,000  9,965

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        COMMERCIAL PAPER - 19.2% - CONTINUED
        Multi-Seller Conduits - 8.6% - (continued)
          Legacy Capital LLC, /(1)/
           5.20%, 7/6/07                                 $10,000  $9,950
           5.26%, 7/13/07                                  5,000   4,969
          Lexington Parker Capital, FRCP,
           5.27%, 6/4/07                                  15,000  14,999
           5.27%, 6/5/07                                  15,000  15,000
           5.30%, 7/9/07                                  15,000  14,998
          Liberty Street Funding Co.,
           5.28%, 6/25/07                                 15,000  14,947
          Park Avenue Receivables, /(1)/
           5.28%, 6/25/07                                 15,000  14,947
          Victory Receivables Corp.,
           5.28%, 6/15/07                                 10,000   9,979
           5.28%, 6/20/07                                 10,000   9,972
        ---------------------------------------------  --------- -------
                                                                 234,246
        ---------------------------------------------  --------- -------
        Other Receivables - 1.1%
          Thornburg Mortgage Capital Resources, /(1)/
           5.29%, 6/4/07                                  15,000  14,993
           5.30%, 6/15/07                                 15,000  14,969
        ---------------------------------------------  --------- -------
                                                                  29,962
        ---------------------------------------------  --------- -------
        Structured Investment Vehicles - 5.3%
          Aquifer Funding LLC,
           5.28%, 6/7/07                                  10,000   9,991
          Cancara Asset Securitization, Ltd.,
           5.28%, 7/12/07                                 15,000  14,910
          Deer Valley Funding LLC, /(1)/
           5.29%, 6/12/07                                 15,000  14,976
           5.28%, 6/13/07                                 10,000   9,982
           5.29%, 6/21/07                                 15,000  14,956
           5.30%, 6/25/07                                 10,000   9,965
          North Sea Funding LLC,
           5.25%, 8/27/07                                 10,000   9,873
          Scaldis Capital LLC,
           5.28%, 6/21/07                                 15,000  14,956
           5.28%, 6/25/07                                 15,000  14,947
          Surrey Funding Corp.,
           5.26%, 6/1/07                                  15,000  15,000
          White Pine Finance LLC, FRCP, /(1)/
           5.28%, 6/4/07                                  10,000  10,000
           5.28%, 6/12/07                                  5,000   5,000
        ---------------------------------------------  --------- -------
                                                                 144,556
        ---------------------------------------------  --------- -------
        Total Commercial Paper (Cost $522,150)                   522,150

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 8   LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

LIQUID ASSETS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
         CORPORATE NOTES/BONDS - 21.7%
         Bank Holding Companies - 0.9%
           HSBC U.S.A., Inc., FRN,
            5.32%, 6/15/07                               $5,000 $5,000
           Wachovia Bank, N.A., FRN,
            5.35%, 6/1/07                                10,000 10,001
           Wachovia Corp., FRN,
            5.44%, 7/22/07                               10,000 10,001
         -------------------------------------------  --------- ------
                                                                25,002
         -------------------------------------------  --------- ------
         Domestic Depository Institutions - 3.1%
           American Express Bank, FSB, FRN,
            5.29%, 6/27/07                               20,000 20,000
           American Express Centurion, FRN,
            5.29%, 6/5/07                                10,000 10,000
            5.32%, 6/18/07                               10,000 10,002
            5.40%, 6/18/07                                5,000  5,002
           Bank of America, N.A.,
            5.28%, 6/1/07, FRN                           10,000 10,000
            5.35%, 6/5/07                                20,000 20,000
           Marshall & Ilsley Bank, MTN,
            5.16%, 12/17/07                              10,000  9,992
         -------------------------------------------  --------- ------
                                                                84,996
         -------------------------------------------  --------- ------
         Electric Services - 0.4%
           National Rural Utility Cooperative, FRN,
            5.30%, 6/4/07                                10,000 10,000
         -------------------------------------------  --------- ------
         Foreign Depository Institutions - 4.1%
           Allied Irish Banks PLC, FRN, /(1)/
            5.30%, 6/19/07                                5,000  5,000
           Australia and New Zealand Banking Group,
            FRN, /(1)/
            5.32%, 6/5/07                                15,000 15,000
            5.32%, 6/25/07                                3,000  3,000
           Credit Agricole, London, FRN, /(1)/
            5.32%, 6/22/07                                5,000  5,000
           Danske Bank, FRN, /(1)/
            5.29%, 6/20/07                                5,000  5,000
           Nordea Bank Finland, New York, FRN, /(1)/
            5.33%, 6/11/07                               14,000 14,000
           Royal Bank of Canada, FRN,
            5.37%, 6/11/07                               15,000 15,000
           Royal Bank of Scotland, New York Branch,
            FRN, /(1)/
            5.33%, 6/21/07                               15,000 15,000

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      CORPORATE NOTES/BONDS - 21.7% - CONTINUED
      Foreign Depository Institutions - 4.1% - (continued)
        UBS AG, Stamford,
         5.29%, 6/18/07, FRN                               $10,000 $10,000
         5.40%, 11/28/07                                    10,000  10,000
        Westpac Banking Corp., FRN,
         5.40%, 6/11/07                                     10,000  10,000
        Westpac Banking Corp., New York, FRN, /(1) (2)/
         5.30%, 6/6/07                                       5,000   5,000
      -------------------------------------------------  --------- -------
                                                                   112,000
      -------------------------------------------------  --------- -------
      Insurance Carriers - 2.2%
        Allstate Life Global Funding II, FRN, /(1)/
         5.40%, 6/15/07                                     10,000  10,000
        Genworth Global Funding, FRN, /(1)/
         5.31%, 6/11/07                                     10,000  10,000
        ING Verzekeringen NV, FRN, /(1)/
         5.29%, 6/4/07                                      20,000  20,000
        MET Life Global Funding I, FRN, /(1)/
         5.41%, 6/15/07                                     10,000  10,000
         5.31%, 6/22/07                                     10,000  10,000
      -------------------------------------------------  --------- -------
                                                                    60,000
      -------------------------------------------------  --------- -------
      Non-Depository Business Credit - 0.9%
        CIT Group, Inc., FRN,
         5.37%, 7/18/07                                     25,000  25,000
      -------------------------------------------------  --------- -------
      Non-Depository Personal Credit - 2.4%
        General Electric Capital Corp., FRN,
         5.45%, 6/11/07                                     15,000  15,001
         5.28%, 6/25/07                                     18,000  18,000
        Household Finance Corp., FRN,
         5.40%, 6/1/07                                       5,000   5,000
        HSBC Finance Corp., FRN,
         5.33%, 6/6/07                                       2,000   2,000
         5.37%, 6/25/07                                     25,000  25,000
      -------------------------------------------------  --------- -------
                                                                    65,001
      -------------------------------------------------  --------- -------
      Paper and Allied Products - 0.2%
        Kimberly-Clark, /(1)/
         5.26%, 12/19/07                                     5,000   5,000
      -------------------------------------------------  --------- -------
      Security and Commodity Brokers - 1.7%
        Lehman Brothers Holdings, FRN,
         5.33%, 6/26/07                                      5,000   5,000
        Merrill Lynch & Co., FRN, MTN,
         5.57%, 6/11/07                                     15,000  15,001
         5.30%, 6/18/07                                     10,000  10,000
         5.29%, 6/27/07                                      5,000   5,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9   LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

LIQUID ASSETS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
        CORPORATE NOTES/BONDS - 21.7% - CONTINUED
        Security and Commodity Brokers - 1.7% - (continued)
          Morgan Stanley, FRN,
           5.41%, 6/27/07                               $12,000 $12,000
        --------------------------------------------- --------- -------
                                                                 47,001
        --------------------------------------------- --------- -------
        Structured Investment Vehicles - 5.8%
          CC USA, Inc., FRN, /(1)/
           5.32%, 6/25/07                                10,000  10,001
          Cullinan Finance Corp., /(1)/
           5.30%, 6/11/07, FRN                           10,000   9,999
           5.28%, 6/28/07, FRN                           10,000   9,999
           5.31%, 7/9/07, FRN                             5,000   4,999
           5.36%, 4/15/08                                 8,000   8,000
           5.35%, 5/15/08, FRN                           10,000  10,000
          Dorada Finance, Inc., /(1)/
           5.32%, 5/27/08                                 5,000   5,000
          Five Finance, Inc., FRN, /(1)/
           5.32%, 6/15/07                                 7,000   7,000
          Links Finance LLC, FRN, MTN, /(1)/
           5.29%, 6/5/07                                 10,000   9,999
           5.30%, 6/7/07                                  8,000   8,000
           5.29%, 6/15/07                                15,000  15,000
          Sigma Finance, Inc., /(1)/
           5.46%, 6/1/07, FRN                            15,000  14,999
           5.31%, 6/15/07, FRN                           10,000  10,001
           5.35%, 5/19/08                                10,000  10,000
          White Pine Finance, FRN, /(1)/
           5.32%, 6/15/07                                10,000  10,000
           5.28%, 6/25/07                                 5,000   5,000
           5.32%, 10/19/07                               10,000   9,998
        --------------------------------------------- --------- -------
                                                                157,995
        --------------------------------------------- --------- -------
        Total Corporate Notes/Bonds (Cost $591,995)             591,995

        EURODOLLAR TIME DEPOSITS - 2.9%
        Foreign Depository Institutions - 2.9%
          Deutsche Bank, Grand Cayman,
           5.32%, 6/1/07                                 35,000  35,000
          Dexia Credit Local, Grand Cayman,
           5.31%, 6/1/07                                 33,571  33,571
          Royal Bank of Canada, Toronto, Canada,
           5.31%, 8/16/07                                10,000  10,000
        --------------------------------------------- --------- -------
        Total Eurodollar Time Deposits (Cost $78,571)            78,571

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
     MUNICIPAL INVESTMENTS - 2.0%
     Administration of Environmental and Housing Programs - 0.7%
       State of Texas G.O. Taxable VRDB,
        Veterans' Land, Series 2000A,
        5.32%, 6/8/07                                     $18,350   $18,350
     -------------------------------------------------  --------- ---------
     Educational Services - 0.2%
       Savannah, Georgia, College of Art and Design,
        Taxable Revenue Bonds,
        Series 2004 (Bank of America, N.A. LOC),
        5.35%, 6/8/07                                       5,400     5,400
     -------------------------------------------------  --------- ---------
     Electric Services - 0.2%
       M-S-R Public Power Agency, California,
        Taxable Revenue Bonds, Series 1998G,
        San Juan Project (MBIA Insured),
        5.33%, 6/8/07                                       5,700     5,700
     -------------------------------------------------  --------- ---------
     Executive, Legislative and General Government - 0.2%
       Cook County, Illinois, G.O. Taxable Bonds,
        Series 2004D,
        5.34%, 6/8/07                                       5,000     5,000
     -------------------------------------------------  --------- ---------
     Public Finance, Tax and Monetary - 0.2%
       Oakland-Alameda County Coliseum Authority
        CP Taxable, Series 1996 A-1,
        Oakland Coliseum Arena,
        5.32%, 6/1/07                                       5,000     5,000
     -------------------------------------------------  --------- ---------
     Real Estate - 0.3%
       Fiore Capital LLC, Taxable VRN,
        Series 2005A (Marshall & Ilsley Bank LOC),
        5.32%, 6/8/07                                       8,245     8,245
     -------------------------------------------------  --------- ---------
     Water Services - 0.2%
       Olivenhain, California Municipal Water District
        COP Taxable VRDB, Series 2002
        (Bank of America N.A. LOC),
        5.37%, 6/8/07                                       6,840     6,840
     -------------------------------------------------  --------- ---------
     Total Municipal Investments (Cost $54,535)                      54,535

     U.S. GOVERNMENT AGENCY - 0.2% /(3)/
     Freddie Mac - 0.2%
       FHLMC Note,
        5.35%, 12/19/07                                     7,000     7,000
     -------------------------------------------------  --------- ---------
     Total U.S. Government Agency (Cost $7,000)                       7,000
     -------------------------------------------------  --------- ---------
     Investments, at Amortized Cost ($2,111,789)                  2,111,789

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 10  LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2007 (UNAUDITED)

LIQUID ASSETS PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT     VALUE
                                                        (000S)     (000S)
    REPURCHASE AGREEMENTS - 25.0%
    (Colld. at a minimum of 102%) /(4)/
    Joint Repurchase Agreements - 1.9%
      Morgan Stanley & Co., Inc., dated 5/31/07,
       repurchase price $22,711
       5.08%, 6/1/07                                     $22,708    $22,708
      Societe Generale, New York Branch,
       dated 5/31/07, repurchase price $5,678
       5.07%, 6/1/07                                       5,676      5,676
      UBS Securities LLC, dated 5/31/07,
       repurchase price $22,711
       5.07%, 6/1/07                                      22,708     22,708
    -------------------------------------------------- --------- ----------
                                                                     51,092
    -------------------------------------------------- --------- ----------
    (Colld. at a minimum of 102%) /(5)/
    Repurchase Agreements - 23.1%
      Bank of America, N.A., dated 5/31/07,
       repurchase price $10,001
       5.31%, 6/1/07                                      10,000     10,000
      Citigroup Global Markets, Inc., dated 5/31/07,
       repurchase price $355,052
       5.31%, 6/1/07                                     355,000    355,000
      Deutsche Bank Securities, Inc.,
       dated 5/31/07, repurchase price $115,017
       5.31%, 6/1/07                                     115,000    115,000
      Lehman Brothers, Inc., dated 5/31/07,
       repurchase price $150,022
       5.32%, 6/1/07                                     150,000    150,000
    -------------------------------------------------- --------- ----------
                                                                    630,000
    -------------------------------------------------- --------- ----------
    Total Repurchase Agreements (Cost $681,092)                     681,092
    -------------------------------------------------- --------- ----------
    Total Investments - 102.5% (Cost $2,792,881) /(6)/            2,792,881
       Liabilities less Other Assets - (2.5)%                       (67,068)
    -------------------------------------------------- --------- ----------
    NET ASSETS - 100.0%                                          $2,725,813

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Restricted security that has been deemed illiquid. At May 31, 2007, the value of these restricted illiquid securities amounted to approximately $45,000,000 or 1.7% of net assets. Additional information on each restricted illiquid security is as follows:

                                               ACQUISITION
                                                   AND     ACQUISITION
                                               ENFORCEABLE    COST
         SECURITY                                 DATE       (000S)
         Carlyle Capital Investment Ltd., FRN,
           5.42%, 8/8/07                           5/7/07      $40,000
         Westpac Banking Corp., New York, FRN,
           5.30%, 6/6/07                          11/16/06      5,000
         ------------------------------------- ----------- -----------

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                     COUPON          MATURITY
              NAME                   RATES            DATES
              U.S. Treasury Bonds 2.00% - 8.75% 11/15/16 - 4/15/29
              U.S. Treasury Notes 1.88% - 2.38% 1/15/14 - 1/15/17

(5)The nature and terms of the collateral received for the repurchase agreements are as follows:

                               COUPON         MATURITY
                      NAME     RATES           DATES
                      FHLMC 5.00% - 6.50% 2/1/20 - 5/1/37
                      FNMA  4.03% - 9.50% 3/1/18 - 5/25/37

(6)The cost for federal income tax purposes was $2,792,881.

Percentages shown based on Net Assets.

                            At May 31, 2007, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:
                            MATURITY ANALYSIS                             %
                             0 - 14 Days                                51.6%
                             15 - 30 Days                                21.8
                             31 - 60 Days                                11.5
                             61 - 90 Days                                4.6
                             91 - 180 Days                               3.6
                             181 - 364 Days                              6.9
                            ------------------------------------------- ------------------------------
                             Total                                      100.0%

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11  LIQUID ASSETS PORTFOLIO

                                                       LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION                   MAY 31, 2007 (UNAUDITED)



The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

                          EXPLANATION OF ABBREVIATIONS USED
                       THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

 COP   Certificate of Participation

  CP   Commercial Paper

FHLMC  Freddie Mac

 FNMA  Fannie Mae

 FRCD  Floating Rate Certificates of Deposit

 FRCP  Floating Rate Commercial Paper

 FRN   Floating Rate Notes

 FSB   Federal Savings Bank

 G.O.  General Obligation

 LOC   Letter of Credit

 MBIA  Municipal Bond Insurance Association

 MTN   Medium Term Notes

 VRDB  Variable Rate Demand Bonds

 VRN   Variable Rate Notes


      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 12 LIQUID ASSETS PORTFOLIO

                                                       LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS                     MAY 31, 2007 (UNAUDITED)



1. ORGANIZATION

Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Liquid Assets Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. ("NTI"), a subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

The Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2007, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME-Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are typically allocated among all the portfolios of the Trust in proportion to each portfolio's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carry-forwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.


      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 LIQUID ASSETS PORTFOLIO

                                                       LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (continued)         MAY 31, 2007 (UNAUDITED)


At November 30, 2006, the capital loss carryforward for U.S. federal income tax purposes was $1,000 expiring November 30, 2013. The Portfolio may offset future capital gains with this capital loss carryforward.

At November 30, 2006, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

                                                                  UNDISTRIBUTED
                                                                    ORDINARY
Amount in thousands                                                  INCOME*
-------------------                                               -------------
Liquid Assets                                                        $10,999

The tax character of distributions paid during the fiscal years ended November 30, 2005 and 2006 was as follows:

                                                                 DISTRIBUTED
                                                                FROM ORDINARY
Amount in thousands                                                INCOME*
-------------------                                            ----------------
                                                                2005     2006
                                                               ------- --------
Liquid Assets                                                  $59,817 $116,620
--------
* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.25 percent of the Portfolio's average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive all of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2007, reduced advisory fees as shown in the accompanying Statement of Operations.

As compensation for services rendered as custodian and transfer agent, including the assumption of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board. Until further notice, Northern Trust has voluntarily agreed to waive all of the custodian and transfer agent fees. The effect of this fee waiver by Northern Trust for the six months ended May 31, 2007, reduced fees as shown in the accompanying Statement of Operations. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. Custodian credits, if any, are reflected in the Portfolio's Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10 percent of the average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of the Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio's average daily net assets, NTI as co-administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed for the six months ended May 31, 2007, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation under the placement agency agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio, although the Trust's secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Trustee Fees" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan.

5. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 14 LIQUID ASSETS PORTFOLIO

                                                       LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (continued)         MAY 31, 2007 (UNAUDITED)



At May 31, 2007, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense during the six months ended May 31, 2007.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2007, were as follows:

                                    PROCEEDS FROM  PAYMENTS FOR   NET INCREASE
Amounts in thousands*                SHARES SOLD  SHARES REDEEMED IN NET ASSETS
---------------------               ------------- --------------- -------------
Liquid Assets                        $5,325,583     $(5,027,049)    $298,534
--------
* The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2006, were as follows:

                                PROCEEDS                PAYMENTS FOR
                                  FROM     REINVESTMENT    SHARES    NET INCREASE
Amounts in thousands*          SHARES SOLD OF DIVIDENDS   REDEEMED   IN NET ASSETS
---------------------          ----------- ------------ ------------ -------------
Liquid Assets                  $10,024,934     $48      $(9,902,865)   $122,117

--------
* The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Recent SEC guidance allows implementing FIN 48 in the portfolio NAV calculation as late as the portfolio's last NAV calculation in the first semiannual financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on May 31, 2008.

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value mearsurements.

Management is currently evaluating the impact the adoptions of FIN 48 and SFAS 157 will have on the Portfolio's financial statements and financial disclosures, if any.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 LIQUID ASSETS PORTFOLIO

                                                       LIQUID ASSETS PORTFOLIO

FUND EXPENSES                                         MAY 31, 2007 (UNAUDITED)



As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/06 -5/31/07" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                         BEGINNING  ENDING
                                          ACCOUNT   ACCOUNT       EXPENSE
                                 EXPENSE   VALUE     VALUE         PAID*
                                  RATIO   12/1/06   5/31/07  12/1/06 - 5/31/07
                                 ------- --------- --------- -----------------
Actual                            0.10%  $1,000.00 $1,026.50         $ 0.51
Hypothetical                      0.10%  $1,000.00 $1,024.43         $ 0.50**
--------
* Expenses are calculated using the Portfolio's annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

** Hypothetical expenses are based on the Portfolio's actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.


      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 16 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS
                                                       MAY 31, 2007 (UNAUDITED)

  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the Liquid Assets Portfolio (the "Portfolio") at regularly scheduled meetings held during the Portfolio's fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolio with Northern Trust Investments, N.A. (the "Investment Adviser").

  The Advisory Agreement was most recently re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract renewal meeting held on February 15, 2007 (the "Annual Contract Meeting").

  In preparation for the Trustees' consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees reviewed information on the following topics for the Portfolio at a meeting held on November 3, 2006 (the "November Meeting"): the Investment Adviser's profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

  In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

  In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser's investment management services. These materials included:
  (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; and (iv) expenses borne by the Portfolio.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio's investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary fee waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to certain of the Investment Adviser's other accounts; (v) the scope and depth of the Investment Adviser's resources; (vi) the Investment Adviser's staffing for the Portfolio and the experience of the portfolio manager; (vii) the Investment Adviser's financial resources and its ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio; and (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Adviser's willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

  In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio's custodian, transfer agent, co-administrator and securities lending agent. The

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17  LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

                                                       MAY 31, 2007 (UNAUDITED)

  Trustees also considered that many of the Portfolio's shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio. The Trustees also discussed the Adviser's continued commitments to address the regulatory compliance requirements that were applicable to the Funds and the continued involvement of internal audit in reviewing operations related to the Funds. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust's Chief Compliance Officer throughout the year.

  The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other SEC-registered portfolios and to rankings and ratings issued by third parties. This information on the Portfolio's investment performance was provided for one, two, three, four and five years. The Trustees also considered the Portfolio's performance in light of the investment objective and credit parameters applicable to the Portfolio, as well as the investor base the Portfolio is intended to serve. In this regard, it was noted that the Portfolio holds securities lending collateral of other Portfolios in the Northern Complex as well as of certain unaffiliated mutual funds. They also considered the Portfolio's compliance with regulations of the Securities and Exchange Commission applicable to money market mutual portfolios and the stability of the Portfolio's net asset values. In addition, the Trustees reviewed the consistency of the Investment Adviser's investment approach for the Portfolio. Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies.

  The Trustees also considered the Portfolio's contractual advisory fee rates; the Portfolio's total operating expense ratios; the Investment Adviser's voluntary fee waivers and expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. It was noted that at the current time the Investment Adviser was waiving all of its advisory fees. In addition, the Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this respect, the Trustees considered the Investment Adviser's view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio's advisory fees are set and through the Investment Adviser's voluntary fee waivers and its affiliate's contractual expense reimbursements that limit the expense caps for the Portfolio to specific levels. In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

  Information on the services rendered by the Investment Adviser to the Portfolio, the fee rates paid by the Portfolio under the Advisory Agreement and the Portfolio's total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio's fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

  After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio, that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolio's current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 18  LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION



PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Q is available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

PROXY VOTING

Northern Institutional Funds' Proxy Voting Policies and Procedures and the Fund's portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.


      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 LIQUID ASSETS PORTFOLIO

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Schedule of Investments.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under
Item 1 of this report on Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Northern Institutional Funds
                               ------------------------------------------------

By (Signature and Title)       /s/ Lloyd A. Wennlund
                               ------------------------------------------------
                               Lloyd A. Wennlund, President
                               (Principal Executive Officer)

Date: August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Lloyd A. Wennlund
                               ------------------------------------------------
                               Lloyd A. Wennlund, President
                               (Principal Executive Officer)

Date: August 3, 2007

By (Signature and Title)      /s/ Gregory A. Chidsey
                              ------------------------------------------------
                              Gregory A. Chidsey, Treasurer
                              (Principal Financial and Accounting Officer)

Date: August 3, 2007